UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: March 29, 2018

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (47.7%)	Value
Consumer Discretionary (7.2%)
16,582	Amazon.com, Inc.[a]	$23,999,792
27,775	American Axle & Manufacturing Holdings, Inc.[a]	422,736
300	AOKI Holdings, Inc.	4,575
3,083	Aptiv plc	261,963
12,570	Aramark	497,269
1,360	Ascent Capital Group, Inc.[a]	5,005
500	Autobacs Seven Company, Ltd.	9,359
100	Bandai Namco Holdings, Inc.	3,236
1,789	Berkeley Group Holdings plc	95,102
2,494	Booking Holdings, Inc.[a]	5,188,493
20,450	BorgWarner, Inc.	1,027,203
450	Breville Group, Ltd.	4,055
2,100	Bridgestone Corporation	92,387
18,833	Bright Horizons Family Solutions, Inc.[a]	1,878,027
20,353	Burlington Stores, Inc.[a]	2,710,002
5,125	Caleres, Inc.	172,200
53,415	Carnival Corporation	3,502,956
4,002	Cedar Fair, LP	255,648
2,101	Century Casinos, Inc.[a]	15,673
17,071	Children’s Place, Inc.	2,308,853
1,270	Chipotle Mexican Grill, Inc.[a]	410,350
400	Chiyoda Company, Ltd.	9,961
187	Cie Generale des Etablissements Michelin	27,684
53,563	Comcast Corporation	1,830,248
61,718	Core-Mark Holding Company, Inc.	1,312,125
3,292	CSS Industries, Inc.	57,610
3,013	Culp, Inc.	92,047
700	DCM Holdings Company, Ltd.	7,123
15,350	DISH Network Corporation[a]	581,612
25,286	Dollar Tree, Inc.[a]	2,399,641
76,077	Duluth Holdings, Inc.[a,b]	1,424,922
2,045	Emerald Expositions Events, Inc.	39,837
765	Eutelsat Communications	15,163
2,478	Expedia, Inc.	273,596
20,092	Five Below, Inc.[a]	1,473,547
1,377	FTD Companies, Inc.[a]	5,012
24,758	G-III Apparel Group, Ltd.[a]	932,881
34,223	Habit Restaurants, Inc.[a]	301,162
5,670	Harley-Davidson, Inc.[b]	243,130
2,884	Haverty Furniture Companies, Inc.	58,113
770	Hemisphere Media Group, Inc.[a]	8,663
8,831	Home Depot, Inc.	1,574,037
7,200	Honda Motor Company, Ltd.	249,239
876	Hugo Boss AG	76,314
2,223	Hyatt Hotels Corporation	169,526
2,681	Inchcape plc	25,993
12,461	International Speedway Corporation	549,530
280	Ipsos SA	11,003
645	JM AB	14,680
2,164	K12, Inc.[a]	30,686
2,466	La-Z-Boy, Inc.	73,857
12,962	Liberty Media Corporation - Liberty SiriusXM[a]	529,498
2,962	Liberty SiriusXM Group[a]	121,738
85	Linamar Corporation	4,643
7,449	Lithia Motors, Inc.	748,773
18,800	Lowe’s Companies, Inc.	1,649,700
2,245	Magna International, Inc.	126,506
25	Marcus Corporation	759
1,552	Mediaset Espana Comunicacion SA	15,810
25,620	Michaels Companies, Inc.[a]	504,970
8,183	Modine Manufacturing Company[a]	173,070
27,275	Netflix, Inc.[a]	8,055,671

Shares	Common Stock (47.7%)	Value
Consumer Discretionary (7.2%) - continued
39,340	Newell Brands, Inc.	$1,002,383
10,019	News Corporation, Class A	158,300
3,275	News Corporation, Class B	52,728
38	Nexity SA	2,434
497	Next plc	33,224
600	NHK Spring Company, Ltd.	6,426
21,400	Nissan Motor Company, Ltd.	220,894
29,820	Norwegian Cruise Line Holdings, Ltd.[a]	1,579,565
64,671	Nutrisystem, Inc.	1,742,883
1,664	O’Reilly Automotive, Inc.[a]	411,640
19,854	Oxford Industries, Inc.	1,480,314
14,767	Papa John’s International, Inc.[b]	846,149
5,183	Peugeot SA	124,804
18,290	Planet Fitness, Inc.[a]	690,813
300	Plenus Company, Ltd.	5,834
8,970	Polaris Industries, Inc.[b]	1,027,244
5,389	PVH Corporation	816,056
14,596	Ross Stores, Inc.	1,138,196
900	Sangetsu Company, Ltd.	18,662
2,300	Sankyo Company, Ltd.	80,460
700	SHIMAMURA Company, Ltd.	87,282
5,660	Signet Jewelers, Ltd.	218,023
54,692	Six Flags Entertainment Corporation	3,405,124
3,910	Stamps.com, Inc.[a]	786,106
2,200	Sumitomo Rubber Industries, Ltd.	40,562
772	Systemax, Inc.	22,041
100	Takara Standard Company, Ltd.	1,696
36,976	Toll Brothers, Inc.	1,599,212
16,577	Tower International, Inc.	460,012
3,300	Toyoda Gosei Company, Ltd.	76,426
25,838	Tupperware Brands Corporation	1,250,042
2,800	TV Asahi Holdings Corporation	61,896
1,809	Ulta Beauty, Inc.[a]	369,524
5,483	Vail Resorts, Inc.	1,215,581
12,329	VF Corporation	913,825
22,526	Walt Disney Company	2,262,511
3,225	Whirlpool Corporation	493,780
26,264	Wingstop, Inc.	1,240,449
660	Wolters Kluwer NV	35,102
1,000	Yokohama Rubber Company, Ltd.	23,176
44,818	Zoe’s Kitchen, Inc.[a,b]	647,172
13,280	Zumiez, Inc.[a]	317,392

	Total	95,630,907

Consumer Staples (1.0%)
488	Altria Group, Inc.	30,412
900	Arcs Company, Ltd.	21,868
2,438	Coca-Cola Company	105,882
68,400	Cott Corporation	1,006,848
4,250	CVS Health Corporation	264,393
30,474	e.l.f. Beauty, Inc.[a,b]	590,281
325	Empire Company, Ltd.	6,523
671	ForFarmers BV	9,365
36,701	Hain Celestial Group, Inc.[a]	1,177,001
194	Henkel AG & Company KGaA	24,441
3,338	Inter Parfums, Inc.	157,387
1,700	Japan Tobacco, Inc.	48,564
11,080	John B. Sanfilippo & Son, Inc.	641,200
960	Kimberly-Clark Corporation	105,725
800	Lawson, Inc.	54,690
31,061	MGP Ingredients, Inc.[b]	2,782,755
100	Ministop Company, Ltd.	2,056
25,307	Monster Beverage Corporation[a]	1,447,813
15,004	PepsiCo, Inc.	1,637,687
11,602	Pinnacle Foods, Inc.	627,668

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (47.7%)	Value
Consumer Staples (1.0%) - continued
4	Seaboard Corporation	$17,060
847	Seneca Foods Corporation[a]	23,462
300	Seven & I Holdings Company, Ltd.	12,850
2,551	SpartanNash Company	43,903
6,137	Unilever NV	346,406
5,396	Unilever plc	299,275
25,178	US Foods Holding Corporation[a]	825,083
18,520	Wal-Mart Stores, Inc.	1,647,724

	Total	13,958,322

Energy (1.5%)
24,363	Abraxas Petroleum Corporation[a]	54,086
2,150	Anadarko Petroleum Corporation	129,881
3,665	Andeavor	368,552
18,985	Archrock, Inc.	166,119
40,249	BP plc	271,483
99,893	Callon Petroleum Company[a]	1,322,583
4,320	Chevron Corporation	492,653
13,197	Concho Resources, Inc.[a]	1,983,905
33,692	Denbury Resources, Inc.[a]	92,316
3,950	Devon Energy Corporation	125,571
2,021	EQT Corporation	96,018
2,720	Era Group, Inc.[a]	25,432
3,888	Exterran Corporation[a]	103,810
18,106	Exxon Mobil Corporation	1,350,889
826	Forum Energy Technologies, Inc.[a]	9,086
77,300	Gran Tierra Energy, Inc.[a]	215,667
37,202	Halliburton Company	1,746,262
11,246	Helix Energy Solutions Group, Inc.[a]	65,114
7,989	HollyFrontier Corporation	390,343
1,842	Keane Group, Inc.[a]	27,262
197	Mammoth Energy Services, Inc.[a]	6,316
40,551	Marathon Oil Corporation	654,088
10,945	Marathon Petroleum Corporation	800,189
14,414	Newpark Resources, Inc.[a]	116,753
39,085	Nine Energy Service, Inc.[a]	951,720
23,901	Oil States International, Inc.[a]	626,206
1,975	OMV AG	115,196
10,196	ONEOK, Inc.	580,356
1,353	Par Pacific Holdings, Inc.[a]	23,231
59,068	Parsley Energy, Inc.[a]	1,712,381
55,242	Patterson-UTI Energy, Inc.	967,287
2,764	Pioneer Energy Services Corporation[a]	7,463
5,383	Pioneer Natural Resources Company	924,692
23,490	Ring Energy, Inc.[a]	337,082
23,835	Rowan Companies plc[a]	275,056
754	Royal Dutch Shell plc, Class A	23,855
4,253	Royal Dutch Shell plc, Class B	136,855
13,740	RPC, Inc.[b]	247,732
801	SM Energy Company	14,442
1,508	Tallgrass Energy GP, LP	28,682
6,231	TechnipFMC plc	183,503
7,991	Teekay Tankers, Ltd.	9,509
807	TGS Nopec Geophysical Company ASA	19,798
1,927	Total SA	110,455
1,927	Total SA Rights[a,c]	28
15,954	Unit Corporation[a]	315,251
2,131	W&T Offshore, Inc.[a]	9,440
138,960	Weatherford International plc[a,b]	318,218
133,940	WPX Energy, Inc.[a]	1,979,633

	Total	20,532,449

Financials (8.0%)
881	ABN AMRO Group NVd	26,565
5,705	Affiliated Managers Group, Inc.	1,081,554

Shares	Common Stock (47.7%)	Value
Financials (8.0%) - continued
14,359	Aflac, Inc.	$628,350
23,450	Ally Financial, Inc.	636,668
3,125	American Express Company	291,500
6,616	American Financial Group, Inc.	742,448
2,070	American International Group, Inc.	112,649
14,434	Ameris Bancorp	763,559
728	Anima Holding SPA[d]	4,945
100	Aozora Bank, Ltd.	4,014
11,911	Argo Group International Holdings, Ltd.	683,691
51,530	Assured Guaranty, Ltd.	1,865,386
466	ASX, Ltd.	20,195
4,177	Australia & New Zealand Banking Group, Ltd.	86,937
2,880	Banco BPM SPA[a]	9,995
21,206	Banco de Sabadell SA	43,375
24,380	BancorpSouth Bank	775,284
191,641	Bank of America Corporation	5,747,314
737	Bank of Marin Bancorp	50,816
23,504	Bank of New York Mellon Corporation	1,211,161
17,389	Bank of the Ozarks	839,367
3,030	BankFinancial Corporation	51,449
1,889	Bankinter SA	19,448
18,431	Beneficial Bancorp, Inc.	286,602
10,251	Berkshire Hathaway, Inc.[a]	2,044,869
6,273	Berkshire Hills Bancorp, Inc.	238,060
5,030	Blackstone Group, LP	160,708
953	Blue Hills Bancorp, Inc.	19,870
230	BNP Paribas SA	17,057
23,176	Boston Private Financial Holdings, Inc.	348,799
40,362	BrightSphere Investment Group	636,105
4,129	Brookline Bancorp, Inc.	66,890
36,854	Brown & Brown, Inc.	937,566
1,471	CaixaBank SA	7,013
2,077	Capital One Financial Corporation	199,018
9,543	Cathay General Bancorp	381,529
21,767	Central Pacific Financial Corporation	619,489
13,113	Chemical Financial Corporation	717,019
1,291	Cherry Hill Mortgage Investment Corporation	22,644
1,190	Chubb, Ltd.	162,756
4,897	CI Financial Corporation	104,907
113,656	Citigroup, Inc.	7,671,780
4,975	Citizens Financial Group, Inc.	208,851
35,104	CNO Financial Group, Inc.	760,704
3,589	CNP Assurances	90,602
37,279	CoBiz Financial, Inc.	730,668
7,522	Comerica, Inc.	721,585
7,016	Community Trust Bancorp, Inc.	317,123
8,988	CYS Investments, Inc.	60,399
679	Danske Bank AS	25,441
14,349	Direct Line Insurance Group plc	76,832
877	Discover Financial Services	63,083
4,776	DnB ASA	94,074
27,730	Dynex Capital, Inc.	183,850
86,907	E*TRADE Financial Corporation[a]	4,815,517
1,453	Eagle Bancorp, Inc.[a]	86,962
18,041	East West Bancorp, Inc.	1,128,284
4,502	Ellington Residential Mortgage REIT	49,342
7,591	Employers Holdings, Inc.	307,056
15,073	Enterprise Financial Services Corporation	706,924
15,794	Essent Group, Ltd.[a]	672,193
894	Euronext NVd	65,529
1,253	FBL Financial Group, Inc.	86,896

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (47.7%)	Value
Financials (8.0%) - continued
11,197	Fifth Third Bancorp	$355,505
3,294	Financial Institutions, Inc.	97,502
1,415	Finecobank Banca Fineco SPA	17,031
24,115	First BanCorp[a]	145,172
6,230	First Busey Corporation	185,156
11,437	First Commonwealth Financial Corporation	161,605
1,929	First Connecticut Bancorp, Inc.	49,382
4,636	First Defiance Financial Corporation	265,736
1,800	First Financial Corporation	74,880
22,102	First Interstate BancSystem, Inc.	874,134
887	First Merchants Corporation	36,988
424	First Mid-Illinois Bancshares, Inc.	15,455
5,036	First Midwest Bancorp, Inc.	123,835
2,283	First of Long Island Corporation	62,668
14,483	First Republic Bank	1,341,271
13,682	FlexiGroup, Ltd.	19,025
14,322	Franklin Resources, Inc.	496,687
1,272	Genworth MI Canada, Inc.[b]	40,480
18,054	Goldman Sachs Group, Inc.	4,547,080
6,763	Great Southern Bancorp, Inc.	337,812
241	Guaranty Bancorp	6,832
44,902	Hamilton Lane, Inc.	1,671,701
13,870	Hancock Holding Company	717,079
19,048	Hanmi Financial Corporation	585,726
904	Hannover Rueckversicherung SE	123,335
13,089	Hanover Insurance Group, Inc.	1,543,062
259	Hargreaves Lansdown plc	5,945
15,320	Hartford Financial Services Group, Inc.	789,286
9,583	Heartland Financial USA, Inc.	508,378
42,373	Heritage Commerce Corporation	698,307
3,675	Heritage Financial Corporation	112,455
5,812	Hometrust Bancshares, Inc.[a]	151,403
18,205	Hope Bancorp, Inc.	331,149
17,021	Horace Mann Educators Corporation	727,648
4,096	Horizon Bancorp	122,921
12,173	Houlihan Lokey, Inc.	542,916
31,771	HSBC Holdings plc	298,352
73,771	Huntington Bancshares, Inc.	1,113,942
11,140	IBERIABANK Corporation	868,920
4,222	Independent Bank Corporation	96,684
6,148	Infinity Property & Casualty Corporation	727,923
73,121	Interactive Brokers Group, Inc.	4,916,656
32,362	Intercontinental Exchange, Inc.	2,346,892
17,562	Invesco, Ltd.	562,160
76,418	Investment Technology Group, Inc.	1,508,491
16,300	Investors Bancorp, Inc.	222,332
4,945	J.P. Morgan Chase & Company	543,802
1,051	Jupiter Fund Management plc	6,968
157,896	KeyCorp	3,086,867
3,170	Lakeland Bancorp, Inc.	62,925
30,445	Leucadia National Corporation	692,015
20,884	Loews Corporation	1,038,561
548	Macquarie Group, Ltd.	43,696
750	Markel Corporation[a]	877,687
5,920	MarketAxess Holdings, Inc.	1,287,245
46,343	Medibank Private, Ltd.	104,018
941	Mercantile Bank Corporation	31,288
33,030	Meridian Bancorp, Inc.	665,555
6,140	MetLife, Inc.	281,765
17,565	MGIC Investment Corporation[a]	228,345
10,318	MidWestOne Financial Group, Inc.	343,486
31,800	Mizuho Financial Group, Inc.	57,952
5,745	MTGE Investment Corporation	102,835

Shares	Common Stock (47.7%)	Value
Financials (8.0%) - continued
2,965	Nasdaq, Inc.	$255,642
7,100	National Bank Holdings Corporation	236,075
1,526	National Bank of Canada	71,826
3,778	Navigators Group, Inc.	217,802
558	NBT Bancorp, Inc.	19,798
9,450	Old Mutual plc	31,798
2,674	Old Second Bancorp, Inc.	37,169
15,692	PacWest Bancorp	777,225
650	Pargesa Holding SA	57,674
19,030	PCSB Financial Corporation[a]	399,249
2,249	Peapack-Gladstone Financial Corporation	75,094
740	Peoples Bancorp, Inc.	26,233
882	Plus500, Ltd.	14,133
1,547	Power Corporation of Canada	35,302
8,210	Primerica, Inc.	793,086
10,320	Principal Financial Group, Inc.	628,591
27,201	Provident Financial Services, Inc.	696,074
1,050	Prudential Financial, Inc.	108,727
4,614	QCR Holdings, Inc.	206,938
974	Raymond James Financial, Inc.	87,085
8,988	Regions Financial Corporation	166,997
10,660	Sandy Spring Bancorp, Inc.	413,182
63,405	Santander Consumer USA Holdings Inc.	1,033,502
952	Schroders plc	42,714
59,027	Seacoast Banking Corporation of Florida[a]	1,562,445
592	Selective Insurance Group, Inc.	35,934
1,400	Senshu Ikeda Holdings, Inc.	5,364
121,127	SLM Corporation[a]	1,357,834
300	Sony Financial Holdings, Inc.	5,478
11,042	State Auto Financial Corporation	315,470
3,204	State Bank Financial Corporation	96,152
2,140	State Street Corporation	213,422
39,125	Sterling Bancorp	882,269
24,499	Stifel Financial Corporation	1,451,076
8,803	SVB Financial Group[a]	2,112,808
5,493	Synchrony Financial	184,180
38,867	Synovus Financial Corporation	1,941,018
21,299	TD Ameritrade Holding Corporation	1,261,540
1,150	Territorial Bancorp, Inc.	34,109
3,480	TriCo Bancshares	129,526
2,265	TriState Capital Holdings, Inc.[a]	52,661
28,843	TrustCo Bank Corporation	243,723
326	Union Bankshares Corporation	11,967
15,310	United Community Banks, Inc.	484,561
10,294	United Financial Bancorp, Inc.	166,763
577	United Fire Group, Inc.	27,615
6,560	Unum Group	312,322
80	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,675
2,358	Washington Trust Bancorp, Inc.	126,743
11,064	Wells Fargo & Company	579,864
22,777	Western Alliance Bancorp[a]	1,323,571
5,586	Western Asset Mortgage Capital Corporation	54,128
4,268	Wintrust Financial Corporation	367,261
7,083	WSFS Financial Corporation	339,276
55,850	Zions Bancorporation	2,944,970
12	Zurich Insurance Group AG	3,958

	Total	106,656,774

Health Care (5.5%)
4,656	ABIOMED, Inc.[a]	1,354,849
400	Acorda Therapeutics, Inc.[a]	9,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (47.7%)	Value
Health Care (5.5%) - continued
13,523	Aerie Pharmaceuticals, Inc.[a]	$733,623
650	Aetna, Inc.	109,850
32,853	Alexion Pharmaceuticals, Inc.[a]	3,661,795
8,204	Amgen, Inc.	1,398,618
6,901	Arena Pharmaceuticals, Inc.[a]	272,589
10,100	Astellas Pharmaceutical, Inc.	154,490
7,614	Asterias Biotherapeutics, Inc.[a]	11,040
175	Atrion Corporation	110,477
900	Biogen, Inc.[a]	246,438
41,716	BioMarin Pharmaceutical, Inc.[a]	3,381,916
19,389	Cardiovascular Systems, Inc.[a]	425,201
44,278	Catalent, Inc.[a]	1,818,055
53,831	Celgene Corporation[a]	4,802,264
2,674	Chemed Corporation	729,628
7,226	Coherus Biosciences, Inc.[a]	79,847
14,196	Concert Pharmaceuticals, Inc.[a]	325,088
85	CONMED Corporation	5,383
537	Cooper Companies, Inc.	122,871
4,862	Danaher Corporation	476,038
12,530	Dexcom, Inc.[a,b]	929,225
5,100	Edwards Lifesciences Corporation[a]	711,552
2,797	Eli Lilly and Company	216,404
1,717	Epizyme, Inc.[a]	30,477
27,624	Evolent Health, Inc.[a,b]	393,642
2,422	Express Scripts Holding Company[a]	167,312
548	FibroGen, Inc.[a]	25,318
74,606	GenMark Diagnostics, Inc.[a]	405,857
3,400	GlaxoSmithKline plc ADR	132,838
470	HealthStream, Inc.	11,670
3,027	Heska Corporation[a]	239,345
4,542	Hill-Rom Holdings, Inc.	395,154
6,581	HMS Holdings Corporation[a]	110,824
15,923	Inogen, Inc.[a]	1,955,981
39,306	Intersect ENT, Inc.[a]	1,544,726
6,240	Intra-Cellular Therapies, Inc.[a]	131,352
160	Ionis Pharmaceuticals, Inc.[a]	7,053
1,640	Jazz Pharmaceuticals, Inc.[a]	247,624
17,512	Johnson & Johnson	2,244,163
100	KYORIN Holdings, Inc.	1,889
666	Laboratory Corporation of America Holdings[a]	107,725
72	LNA Sante	5,014
3,869	Magellan Health Services, Inc.[a]	414,370
1,590	Medpace Holdings, Inc.[a]	55,507
48,481	Medtronic plc	3,889,146
7,240	Merck & Company, Inc.	394,363
968	Mettler-Toledo International, Inc.[a]	556,629
49,175	MiMedx Group, Inc.[a,b]	342,750
22,465	Mylan NVa	924,884
38,330	Myriad Genetics, Inc.[a]	1,132,651
2,421	National Healthcare Corporation	144,364
15,739	Neurocrine Biosciences, Inc.[a]	1,305,235
26,613	Nevro Corporation[a]	2,306,549
3,176	Novartis AG	256,878
6,805	Novo Nordisk AS	334,710
35,271	NuVasive, Inc.[a]	1,841,499
19,890	Omnicell, Inc.[a]	863,226
9,310	PerkinElmer, Inc.	704,953
9,710	Perrigo Company plc	809,231
56,381	Pfizer, Inc.	2,000,962
6,960	Prothena Corporation plc[a,b]	255,502
6,520	RadNet, Inc.[a]	93,888
133	Roche Holding AG	30,510
2,662	Sage Therapeutics, Inc.[a]	428,768
59,871	Tactile Systems Technology, Inc.[a,b]	1,903,898
10,697	Teleflex, Inc.	2,727,521

Shares	Common Stock (47.7%)	Value
Health Care (5.5%) - continued
6,998	Thermo Fisher Scientific, Inc.	$1,444,807
329	Ultragenyx Pharmaceutical, Inc.[a]	16,776
41,087	UnitedHealth Group, Inc.	8,792,618
12,130	Universal Health Services, Inc.	1,436,313
26,555	Veeva Systems, Inc.[a]	1,939,046
7,253	Vertex Pharmaceuticals, Inc.[a]	1,182,094
2,550	Waters Corporation[a]	506,557
4,080	West Pharmaceutical Services, Inc.	360,223
27,390	Wright Medical Group NVa	543,418
28,030	Zoetis, Inc.	2,340,785

	Total	72,525,296

Industrials (6.8%)
7,323	Acco Brands Corporation	91,904
1,708	Adecco SA	121,661
8,408	Advanced Disposal Services, Inc.[a]	187,330
7,232	AECOM[a]	257,676
3,668	Aegion Corporation[a]	84,034
26,425	Aerojet Rocketdyne Holdings, Inc.[a]	739,107
15,965	AGCO Corporation	1,035,330
15,545	AMETEK, Inc.	1,180,954
3,210	ArcBest Corporation	102,880
500	Asahi Glass Company, Ltd.	20,954
6,079	Atlas Copco AB, Class A	264,022
3,170	Atlas Copco AB, Class B	123,775
45,229	AZZ, Inc.	1,976,507
710	Boeing Company	232,795
7,150	Brink’s Company	510,152
8,620	BWX Technologies, Inc.	547,629
36,894	Casella Waste Systems, Inc.[a]	862,582
10,049	CBIZ, Inc.[a]	183,394
100	Central Glass Company, Ltd.	2,303
10,440	Colfax Corporation[a]	333,036
8,258	Comfort Systems USA, Inc.	340,643
11,444	Costamare, Inc.	71,411
8,574	Crane Company	795,153
309	CSW Industrials, Inc.[a]	13,920
52,726	CSX Corporation	2,937,365
9,256	Curtiss-Wright Corporation	1,250,208
500	Dai Nippon Printing Company, Ltd.	10,390
3,300	Delta Air Lines, Inc.	180,873
3,115	Donaldson Company, Inc.	140,331
1,985	Dun & Bradstreet Corporation	232,245
13,873	Dycom Industries, Inc.[a]	1,493,151
11,435	EMCOR Group, Inc.	891,130
2,199	Emerson Electric Company	150,192
16,878	Encore Wire Corporation	956,983
443	EnerSys	30,731
690	Engility Holdings, Inc.[a]	16,836
1,310	ESCO Technologies, Inc.	76,701
2,691	Federal Signal Corporation	59,256
540	Ferguson plc	40,613
3,570	Forrester Research, Inc.	147,976
5,029	Fortive Corporation	389,848
12,357	Fortune Brands Home and Security, Inc.	727,704
1,415	Franklin Electric Company, Inc.	57,661
4,682	General Dynamics Corporation	1,034,254
9,230	Genesee & Wyoming, Inc.[a]	653,392
286	Global Brass and Copper Holdings, Inc.	9,567
1,140	GMS, Inc.[a]	34,838
1,342	Gorman-Rupp Company	39,253
15,057	Granite Construction, Inc.	841,084
6,312	GWA Group, Ltd.	16,439
10,710	Harsco Corporation[a]	221,161

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (47.7%)	Value
Industrials (6.8%) - continued
32,492	Healthcare Services Group, Inc.	$1,412,752
18,455	Heico Corporation	1,602,079
790	Heidrick & Struggles International, Inc.	24,687
1,656	Hillenbrand, Inc.	76,010
11,816	Honeywell International, Inc.	1,707,530
7,126	Hubbell, Inc.	867,804
4,450	Huntington Ingalls Industries, Inc.	1,147,032
848	Hyster-Yale Materials Handling, Inc.	59,301
14,111	ICF International, Inc.	824,788
800	Inaba Denki Sangyo Company, Ltd.	35,365
1,930	Ingersoll-Rand plc	165,034
19,641	Interface, Inc.	494,953
8,815	Jacobs Engineering Group, Inc.	521,407
10,204	JB Hunt Transport Services, Inc.	1,195,399
20,895	KAR Auction Services, Inc.	1,132,509
13,688	KeyW Holding Corporation[a]	107,588
5,340	Kforce, Inc.	144,447
51,966	Kirby Corporation[a]	3,998,784
6,130	L3 Technologies, Inc.	1,275,040
3,681	Lincoln Electric Holdings, Inc.	331,106
7,190	Lindsay Corporation	657,454
1,837	Lockheed Martin Corporation	620,777
345	Loomis AB	12,455
1,700	Marubeni Corporation	12,414
15,700	Masco Corporation	634,908
14,644	Masonite International Corporation[a]	898,409
4,362	Middleby Corporation[a]	539,972
4,578	Milacron Holdings Corporation[a]	92,201
1,000	Mitsuboshi Belting, Ltd.	11,141
1,888	Monadelphous Group, Ltd.	22,256
3,292	Moog, Inc.[a]	271,294
133,755	MRC Global, Inc.[a]	2,198,932
2,456	National Express Group plc	13,315
7,039	Navigant Consulting, Inc.[a]	135,430
34,977	NCI Building Systems, Inc.[a]	619,093
43,550	Nexeo Solutions, Inc.[a]	465,985
2,000	Nitto Kogyo Corporation	30,988
597	Nobina ABd	3,861
21,076	Norfolk Southern Corporation	2,861,699
740	Northgate plc	3,503
10,221	Novanta, Inc.[a]	533,025
7,250	Old Dominion Freight Line, Inc.	1,065,532
15,314	On Assignment, Inc.[a]	1,253,910
1,500	Orion Group Holdings, Inc.[a]	9,885
21,100	Oshkosh Corporation	1,630,397
5,690	PageGroup plc	42,879
6,549	Parker Hannifin Corporation	1,120,075
960	Quad/Graphics, Inc.	24,336
3,681	Radiant Logistics, Inc.[a]	14,245
15,031	Raven Industries, Inc.	526,837
6,348	Raytheon Company	1,370,025
7,225	RELX NV	149,766
4,436	RELX plc	91,123
654	Resources Connection, Inc.	10,595
238	Rockwool International AS	70,897
7,868	Roper Industries, Inc.	2,208,469
15,685	Royal Mail plc	119,045
6,552	RPX Corporation	70,041
8,588	Saia, Inc.[a]	645,388
300	Sandvik AB	5,496
547	Schindler Holding AG, Participation Certificate	118,025
7	SGS SA	17,220
300	ShinMaywa Industries, Ltd.	2,481
21,453	SiteOne Landscape Supply, Inc.[a]	1,652,739

Shares	Common Stock (47.7%)	Value
Industrials (6.8%) - continued
5,229	SKF ABb	$107,127
1,700	Smiths Group plc	36,161
123,474	Southwest Airlines Company	7,072,591
2,240	SP Plus Corporation[a]	79,744
321	Spirax-Sarco Engineering plc	25,895
12,340	SPX Corporation[a]	400,803
4,786	SPX FLOW, Inc.[a]	235,423
875	Standex International Corporation	83,431
1,278	Stanley Black & Decker, Inc.	195,790
193	Sulzer, Ltd.	25,405
5,600	Sumitomo Electric Industries, Ltd.	85,588
200	Taikisha, Ltd.	6,559
15,470	Terex Corporation	578,733
800	Toppan Forms Company, Ltd.	8,860
6,000	Toppan Printing Company, Ltd.	49,320
1,748	Toro Company	109,163
57,357	TPI Composites, Inc.[a]	1,287,665
1,189	Transcontinental, Inc.	23,487
1,430	TransDigm Group, Inc.	438,924
6,500	TransUnion[a]	369,070
14,428	TriMas Corporation[a]	378,735
5,410	TrueBlue, Inc.[a]	140,119
2,000	Tsubakimoto Chain Company	16,350
17,150	United Continental Holdings, Inc.[a]	1,191,411
1,566	United Parcel Service, Inc.	163,898
12,972	United Rentals, Inc.[a]	2,240,654
11,191	United Technologies Corporation	1,408,052
25,830	Univar, Inc.[a]	716,783
3,635	Universal Truckload Services, Inc.	76,880
4,016	Valmont Industries, Inc.	587,541
3,140	Vectrus, Inc.[a]	116,934
17,665	Verisk Analytics, Inc.[a]	1,837,160
1,345	Vinci SA	132,476
7,896	WABCO Holdings, Inc.[a]	1,057,038
25,505	WageWorks, Inc.[a]	1,152,826
37,579	Waste Connections, Inc.	2,695,917
4,829	Watsco, Inc.	873,904
35,246	Willdan Group, Inc.[a]	999,224
400	Yuasa Trading Company, Ltd.	13,150

	Total	89,720,258

Information Technology (15.0%)
28,071	2U, Inc.[a]	2,358,806
31,160	Advanced Micro Devices, Inc.[a,b]	313,158
30,250	Agilent Technologies, Inc.	2,023,725
41,820	Akamai Technologies, Inc.[a]	2,968,384
15,812	Alliance Data Systems Corporation	3,365,742
9,633	Alphabet, Inc., Class Aa	9,990,770
6,329	Alphabet, Inc., Class Ca	6,530,199
12,067	Ambarella, Inc.[a,b]	591,162
1,882	American Software, Inc.	24,466
22,015	Amphenol Corporation	1,896,152
67,269	Apple, Inc.	11,286,393
6,959	Arista Networks, Inc.[a]	1,776,633
14,251	Arrow Electronics, Inc.[a]	1,097,612
2,322	Atkore International Group, Inc.[a]	46,092
6,497	Automatic Data Processing, Inc.	737,280
11,770	Belden, Inc.	811,424
25,466	Benchmark Electronics, Inc.	760,160
40	BKW FMB Energie	2,661
50,832	Blackline, Inc.[a]	1,993,123
46,665	Booz Allen Hamilton Holding Corporation	1,806,869
171	Broadcom, Ltd.	40,296
18,952	CA, Inc.	642,473
1,000	Canon, Inc.	36,278

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (47.7%)	Value
Information Technology (15.0%) - continued
1,437	Capgemini SA	$179,301
4,583	CDW Corporation	322,231
343	CGI Group, Inc.[a]	19,781
71,412	Ciena Corporation[a]	1,849,571
160,161	Cisco Systems, Inc.	6,869,305
13,132	Cognex Corporation	682,733
1,238	Comtech Telecommunications Corporation	37,004
6,072	CoreLogic, Inc.[a]	274,637
21,346	Descartes Systems Group, Inc.[a]	609,428
55,868	Dolby Laboratories, Inc.	3,550,970
2,900	Endurance International Group Holdings, Inc.[a]	21,460
20,394	Envestnet, Inc.[a]	1,168,576
4,220	Euronet Worldwide, Inc.[a]	333,042
22,619	EVERTEC, Inc.	369,821
574	ExlService Holdings, Inc.[a]	32,012
1,366	Extreme Networks, Inc.[a]	15,122
45,472	Facebook, Inc.[a]	7,265,971
11,519	Fidelity National Information Services, Inc.	1,109,280
14,964	Fiserv, Inc.[a]	1,067,083
41,278	FLIR Systems, Inc.	2,064,313
20,012	Fortinet, Inc.[a]	1,072,243
12,210	Global Payments, Inc.	1,361,659
28,725	Guidewire Software, Inc.[a]	2,321,842
20,433	HP, Inc.	447,891
4,827	IAC/InterActiveCorporation[a]	754,846
8,011	Insight Enterprises, Inc.[a]	279,824
34,572	Keysight Technologies, Inc.[a]	1,811,227
6,414	KLA-Tencor Corporation	699,190
10,700	Konica Minolta Holdings, Inc.	90,960
230	Kulicke and Soffa Industries, Inc.[a]	5,752
1,100	Kyocera Corporation	62,368
6,130	Lam Research Corporation	1,245,371
935	Leidos Holdings, Inc.	61,149
5,400	Liberty Tripadvisor Holdings, Inc.[a]	58,050
42,713	M/A-COM Technology Solutions Holdings, Inc.[a,b]	709,036
4,505	ManTech International Corporation	249,892
69,464	MasterCard, Inc.	12,167,314
14,220	Maxim Integrated Products, Inc.	856,328
4,571	Methode Electronics, Inc.	178,726
10,500	Microsemi Corporation[a]	679,560
137,968	Microsoft Corporation	12,592,339
25,987	Monolithic Power Systems, Inc.	3,008,515
20,570	National Instruments Corporation	1,040,225
1,100	NEC Networks & System Integration Corporation	28,612
31,316	New Relic, Inc.[a]	2,321,142
8,691	Nice, Ltd. ADR[a]	816,346
28,989	NRG Yield, Inc., Class A	476,579
19,658	NVIDIA Corporation	4,552,596
44,357	Oracle Corporation	2,029,333
7,960	Palo Alto Networks, Inc.[a]	1,444,899
114,071	PayPal Holdings, Inc.[a]	8,654,567
16,873	Pegasystems, Inc.	1,023,347
4,135	Plantronics, Inc.	249,630
16,820	Plexus Corporation[a]	1,004,659
4,836	Progress Software Corporation	185,944
31,622	Proofpoint, Inc.[a]	3,593,840
44,304	Q2 Holdings, Inc.[a]	2,018,047
103,903	Quantenna Communications, Inc.[a]	1,423,471
44,782	Red Hat, Inc.[a]	6,695,357
10,709	Rogers Corporation[a]	1,280,154
7,128	Rudolph Technologies, Inc.[a]	197,446

Shares	Common Stock (47.7%)	Value
Information Technology (15.0%) - continued
300	Ryoyo Electro Corporation	$4,831
80,363	SailPoint Technologies Holdings, Inc.[a]	1,662,710
73,473	Salesforce.com, Inc.[a]	8,544,910
1,060	ScanSource, Inc.[a]	37,683
733	Seagate Technology plc	42,895
125,989	Sequans Communications SA ADR[a,b]	211,662
10,871	ServiceNow, Inc.[a]	1,798,607
3,300	Shinko Electric Industries Company, Ltd.	24,395
22,564	SS&C Technologies Holdings, Inc.	1,210,333
15,615	Synopsys, Inc.[a]	1,299,793
625	TE Connectivity, Ltd.	62,437
17,825	Teradata Corporation[a]	707,118
14,076	Teradyne, Inc.	643,414
2,230	Texas Instruments, Inc.	231,675
10,363	Total System Services, Inc.	893,912
2,834	Travelport Worldwide, Ltd.	46,308
4,616	Trimble, Inc.[a]	165,622
38,750	Twitter, Inc.[a]	1,124,137
14,194	Tyler Technologies, Inc.[a]	2,994,366
2,925	Ultimate Software Group, Inc.[a]	712,822
979	VASCO Data Security International, Inc.[a]	12,678
7,299	Verint Systems, Inc.[a]	310,937
48,622	Virtusa Corporation[a]	2,356,222
94,277	Visa, Inc.	11,277,415
50,563	Xilinx, Inc.	3,652,671
4,472	XO Group, Inc.[a]	92,794
18,697	Zix Corporation[a]	79,836

	Total	198,893,958

Materials (1.2%)
1,600	Alcoa Corporation[a]	71,936
503	APERAM	24,086
7,298	Balchem Corporation	596,612
3,476	BASF SE	352,527
7,998	BHP Billiton plc	158,066
6,915	BHP Billiton, Ltd.	153,274
9,958	Celanese Corporation	997,891
3,050	CF Industries Holdings, Inc.	115,077
6,259	Continental Building Products, Inc.[a]	178,694
10,441	Crown Holdings, Inc.[a]	529,881
4,500	Daicel Corporation	49,414
2,140	Eastman Chemical Company	225,941
2,795	Evonik Industries AG	98,561
414	Ferro Corporation[a]	9,613
8,150	Ferroglobe Representation & Warranty Insurance Trust[a,c]	1
15,481	Freeport-McMoRan, Inc.[a]	272,001
2,064	Granges AB	24,282
15,567	Graphic Packaging Holding Company	238,953
3,405	Hecla Mining Company	12,496
343	Hudbay Minerals, Inc.	2,428
5,930	Innospec, Inc.	406,798
6,196	International Paper Company	331,052
800	JSR Corporation	18,005
3,131	Kadant, Inc.	295,880
2,000	Kaneka Corporation	19,895
910	Koppers Holdings, Inc.[a]	37,401
4,000	Kuraray Company, Ltd.	69,353
2,300	Kyoei Steel, Ltd.	39,288
2,323	Lundin Mining Corporation	15,236
5,550	Martin Marietta Materials, Inc.	1,150,515
3,620	Mercer International, Inc.	45,069
352	Methanex Corporation	21,349
3,112	Mondi plc	83,645

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (47.7%)	Value
Materials (1.2%) - continued
10,117	Myers Industries, Inc.	$213,975
4,290	Neenah, Inc.	336,336
9,784	Newmont Mining Corporation	382,261
200	Nippon Shokubai Company, Ltd.	13,828
8,931	Norsk Hydro ASA	52,976
7,108	Nucor Corporation	434,228
737	Olympic Steel, Inc.	15,116
23,426	OMNOVA Solutions, Inc.[a]	245,973
38,760	Owens-Illinois, Inc.[a]	839,542
1,977	Packaging Corporation of America	222,808
12,223	Reliance Steel & Aluminum Company	1,048,000
72	Rio Tinto plc	3,654
364	Rio Tinto, Ltd.	20,621
16,220	RPM International, Inc.	773,207
2,972	Ryerson Holding Corporation[a]	24,222
1,482	Sandfire Resources NL	8,443
8,668	Schweitzer-Mauduit International, Inc.	339,352
4,891	Scotts Miracle-Gro Company	419,403
10,057	Sensient Technologies Corporation	709,823
905	Solvay SA	125,777
31,820	Steel Dynamics, Inc.	1,407,080
555	Stepan Company	46,165
100	Taiyo Holdings Company, Ltd.	4,304
1,400	Toagosei Company, Ltd.	16,564
3,272	Trinseo SA	242,292
803	United States Steel Corporation	28,258
5,591	UPM-Kymmene Oyj	207,280
1,156	W. R. Grace & Company	70,782
6,805	WestRock Company	436,677
400	Yamato Kogyo Company, Ltd.	11,038

	Total	15,345,205

Real Estate (1.0%)
5,413	Ares Commercial Real Estate Corporation	66,851
25,734	Armada Hoffler Properties, Inc.	352,298
534	Artis Real Estate Investment Trust	5,633
2,440	Ashford Hospitality Prime, Inc.	23,717
10,976	Ashford Hospitality Trust, Inc.	70,905
1,908	Bluerock Residential Growth REIT, Inc.	16,218
1,354	British Land Company plc	12,205
41,279	Brixmor Property Group, Inc.	629,505
5,700	Camden Property Trust	479,826
1,982	Catchmark Timber Trust, Inc.	24,716
10,392	Cedar Realty Trust, Inc.	40,944
10,197	Chatham Lodging Trust	195,273
2,513	Chesapeake Lodging Trust	69,887
4,815	City Office REIT, Inc.	55,661
25,303	Cousins Properties, Inc.	219,630
12,721	CyrusOne, Inc.	651,442
100	Daito Trust Construction Company, Ltd.	17,027
7,070	DDR Corporation	51,823
6,479	DEXUS Property Group	46,654
4,250	Digital Realty Trust, Inc.	447,865
10,203	Douglas Emmett, Inc.	375,062
18,200	Duke Realty Corporation	481,936
1,706	Equity Lifestyle Properties, Inc.	149,736
3,359	First Industrial Realty Trust, Inc.	98,184
4,210	Franklin Street Properties Corporation	35,406
781	Gaming and Leisure Properties, Inc.	26,140
19,700	General Growth Properties, Inc.	403,062
2,085	GEO Group, Inc.	42,680

Shares	Common Stock (47.7%)	Value
Real Estate (1.0%) - continued
772	Getty Realty Corporation	$19,470
7,000	Hang Lung Properties, Ltd.	16,429
5,386	HFF, Inc.	267,684
16,500	Highwoods Properties, Inc.	723,030
22,270	Hospitality Properties Trust	564,322
26,248	Host Hotels & Resorts, Inc.	489,263
12,000	Hysan Development Company, Ltd.	63,682
26,098	InfraREIT, Inc.	507,084
8,124	Liberty Property Trust	322,767
3,431	Mid-America Apartment Communities, Inc.	313,044
30,437	Monmouth Real Estate Investment Corporation	457,772
10,616	National Storage Affiliates Trust	266,249
1,245	One Liberty Properties, Inc.	27,514
13,740	Physicians Realty Trust	213,932
4,422	Ramco-Gershenson Properties Trust	54,656
1,240	RE/MAX Holdings, Inc.	74,958
14,428	Retail Properties of America, Inc.	168,230
3,000	Road King Infrastructure, Ltd.	5,983
3,466	Ryman Hospitality Properties	268,442
1,172	Saul Centers, Inc.	59,737
8,994	SBA Communications Corporation[a]	1,537,254
4,636	Stockland	14,385
15,838	Summit Hotel Properties, Inc.	215,555
1,361	Sun Communities, Inc.	124,355
2,000	Sun Hung Kai Properties, Ltd.	31,746
1,500	Swire Pacific, Ltd.	15,190
15,369	Terreno Realty Corporation	530,384
12,622	Urstadt Biddle Properties, Inc.	243,605
17,898	Weyerhaeuser Company	626,430
8,600	Wing Tai Holdings, Ltd.	13,635
5,900	Xenia Hotels & Resorts, Inc.	116,348

	Total	13,443,421

Telecommunications Services (0.1%)
1,132	Freenet AG	34,451
26,380	KCOM Group plc	34,087
500	KDDI Corporation	12,877
2,500	Nippon Telegraph & Telephone Corporation	116,633
11,600	NTT DOCOMO, Inc.	295,724
84,002	ORBCOMM, Inc.[a]	787,099
7,938	Telenor ASA	180,519
387	Telephone & Data Systems, Inc.	10,848
8,418	Verizon Communications, Inc.	402,549

	Total	1,874,787

Utilities (0.4%)
18,401	AES Corporation	209,219
2,095	Artesian Resources Corporation	76,426
1,100	Chubu Electric Power Company, Inc.	15,787
1,640	Consolidated Water Company, Ltd.	23,862
1,960	Edison International, Inc.	124,773
740	Eversource Energy	43,601
10,450	MDU Resources Group, Inc.	294,272
1,451	Middlesex Water Company	53,252
7,870	New Jersey Resources Corporation	315,587
6,364	NorthWestern Corporation	342,383
7,914	NRG Yield, Inc., Class C	134,538
15,185	OGE Energy Corporation	497,612
5,900	Osaka Gas Company, Ltd.	117,345
13,103	PG&E Corporation	575,615
13,350	PNM Resources, Inc.	510,637
1,008	Portland General Electric Company	40,834
12,300	Public Service Enterprise Group, Inc.	617,952

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (47.7%)	Value
Utilities (0.4%) - continued
5,140	Southwest Gas Holdings, Inc.	$347,618
1,316	Spire, Inc.	95,147
4,300	Tokyo Gas Company, Ltd.	114,897
20,116	UGI Corporation	893,553
704	Unitil Corporation	32,673
324	Verbund AG	9,402

	Total	5,486,985

	Total Common Stock (cost $472,073,517)	634,068,362

Shares	Registered Investment Companies (38.5%)	Value
Affiliated Equity Holdings (36.1%)
6,308,837	Thrivent Core International Equity Fund	63,719,259
4,921,627	Thrivent Core Low Volatility Equity Fund[a]	48,527,241
3,563,837	Thrivent Large Cap Stock Portfolio	51,242,632
3,311,080	Thrivent Large Cap Value Portfolio	61,076,188
3,656,772	Thrivent Mid Cap Stock Portfolio	75,536,834
12,302,797	Thrivent Partner Worldwide Allocation Portfolio	134,928,464
2,083,560	Thrivent Small Cap Stock Portfolio	43,644,538

	Total	478,675,156

Affiliated Fixed Income Holdings (1.8%)
1,893,914	Thrivent High Yield Portfolio	8,949,882
489,224	Thrivent Income Portfolio	4,910,685
962,789	Thrivent Limited Maturity Bond Portfolio	9,435,523

	Total	23,296,090

Equity Funds/Exchange Traded Funds (0.6%)
3,628	ProShares Ultra S&P 500[b]	382,681
19,926	SPDR S&P 500 ETF Trust	5,243,527
23,424	SPDR S&P Biotech ETF[b]	2,054,988
9,720	SPDR S&P Metals & Mining ETF	330,869
13,100	VanEck Vectors Oil Services ETF	312,697

	Total	8,324,762

	Total Registered Investment Companies (cost $440,373,872)	510,296,008

Principal Amount	Long-Term Fixed Income (2.2%)	Value
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$22,555	2.322%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[e]	10,883
	Residential Asset Securitization Trust
43,152	2.252%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[e]	10,609
	Sequoia Mortgage Trust
89,486	3.602%, 9/20/2046, Ser. 2007-1, Class 4A1[e]	73,958
	WaMu Mortgage Pass Through Certificates
37,344	3.273%, 9/25/2036, Ser. 2006-AR10, Class 1A2[e]	36,158
56,918	3.323%, 10/25/2036, Ser. 2006-AR12, Class 1A1[e]	55,339

	Total	186,947

Principal Amount	Long-Term Fixed Income (2.2%)	Value
Mortgage-Backed Securities (1.0%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$1,325,000	4.000%, 4/1/2048[f]	$1,359,508
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,850,000	3.000%, 4/1/2048[f]	1,802,762
4,875,000	3.500%, 4/1/2048[f]	4,881,916
3,375,000	4.000%, 4/1/2048[f]	3,461,848
1,575,000	4.500%, 4/1/2048[f]	1,648,587

	Total	13,154,621

U.S. Government and Agencies (1.2%)
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	216,270
	U.S. Treasury Bonds
200,000	2.250%, 11/15/2027	191,434
2,413,000	2.500%, 5/15/2046	2,189,475
	U.S. Treasury Bonds, TIPS
512,785	0.375%, 1/15/2027	499,243
1,316,575	0.375%, 7/15/2027	1,283,057
	U.S. Treasury Notes
2,520,000	0.750%, 2/15/2019	2,490,469
360,000	1.000%, 10/15/2019	353,315
825,000	1.500%, 10/31/2019	815,265
650,000	1.750%, 11/30/2019	644,597
665,000	1.375%, 9/30/2020	649,028
1,215,000	1.125%, 8/31/2021	1,161,840
940,000	2.000%, 11/30/2022	917,230
500,000	2.125%, 7/31/2024	484,162
2,100,000	2.250%, 11/15/2024	2,044,006
1,870,000	2.125%, 11/30/2024	1,805,965

	Total	15,745,356

	Total Long-Term Fixed Income (cost $29,291,083)	29,086,924

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
1,202	Henkel AG & Company KGaA, 1.620%	158,007

	Total	158,007

	Total Preferred Stock (cost $165,430)	158,007

Shares	Collateral Held for Securities Loaned (1.2%)	Value
15,595,582	Thrivent Cash Management Trust	15,595,582

	Total Collateral Held for Securities Loaned (cost $15,595,582)	15,595,582

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (12.5%)	Value
	Federal Home Loan Bank Discount Notes
1,900,000	1.500%, 4/3/2018[g,h]	$1,899,913
2,000,000	1.469%, 4/11/2018[g,h]	1,999,170
200,000	1.440%, 4/13/2018[g,h]	199,899
1,700,000	1.455%, 4/20/2018[g,h]	1,698,589
500,000	1.440%, 4/27/2018[g,h]	499,423
2,100,000	1.662%, 5/2/2018[g,h]	2,097,024
1,500,000	1.555%, 5/4/2018[g,h]	1,497,733
700,000	1.530%, 5/7/2018[g,h]	698,843
5,400,000	1.670%, 6/6/2018[g,h]	5,383,228
	Thrivent Core Short-Term Reserve Fund
15,012,072	1.940%	150,120,716

	Total Short-Term Investments (cost $166,093,673)	166,094,538

	Total Investments (cost $1,123,593,157) 102.1%	$1,355,299,421

	Other Assets and Liabilities, Net (2.1%)	(27,526,524)

	Total Net Assets 100.0%	$1,327,772,897

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $100,900 or 0.0% of total net assets.

e

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Portfolio as of March 29, 2018:

Securities Lending Transactions
Common Stock	$15,434,520

Total lending	$15,434,520
Gross amount payable upon return of collateral for securities loaned	$15,595,582

Net amounts due to counterparty	$161,062

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	95,630,907	94,145,702	1,485,205	–
Consumer Staples	13,958,322	13,132,284	826,038	–
Energy	20,532,449	19,854,779	677,642	28
Financials	106,656,774	104,972,121	1,684,653	–
Health Care	72,525,296	71,741,805	783,491	–
Industrials	89,720,258	87,827,493	1,892,765	–
Information Technology	198,893,958	198,444,771	449,187	–
Materials	15,345,205	13,772,659	1,572,545	1
Real Estate	13,443,421	13,200,852	242,569	–
Telecommunications Services	1,874,787	1,200,496	674,291	–
Utilities	5,486,985	5,229,554	257,431	–
Registered Investment Companies
Affiliated Equity Holdings	366,428,656	366,428,656	–	–
Affiliated Fixed Income Holdings	23,296,090	23,296,090	–	–
Equity Funds/Exchange Traded Funds	8,324,762	8,324,762	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	186,947	–	186,947	–
Mortgage-Backed Securities	13,154,621	–	13,154,621	–
U.S. Government and Agencies	15,745,356	–	15,745,356	–
Preferred Stock
Consumer Staples	158,007	–	158,007	–
Short-Term Investments	15,973,822	–	15,973,822	–

Subtotal Investments in Securities	$1,077,336,623	$1,021,572,024	$55,764,570	$29

Other Investments*	Total
Short-Term Investments	150,120,716
Affiliated Registered Investment Companies	112,246,500
Collateral Held for Securities Loaned	15,595,582

Subtotal Other Investments	$277,962,798

Total Investments at Value	$1,355,299,421

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	12,207,539	12,207,539	–	–

Total Asset Derivatives	$12,207,539	$12,207,539	$–	$–

Liability Derivatives
Futures Contracts	10,693,165	10,693,165	–	–

Total Liability Derivatives	$10,693,165	$10,693,165	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

The following table presents Aggressive Allocation Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $15,973,822 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
5-Yr. U.S. Treasury Bond Futures	24	July 2018	$2,735,887	$11,176
20-Yr. U.S. Treasury Bond Futures	12	June 2018	1,714,633	44,867
CME E-mini Russell 2000 Index	526	June 2018	41,831,221	(1,560,661)
CME Ultra Long Term U.S. Treasury Bond	8	June 2018	1,239,526	44,224
ICE mini MSCI EAFE Index	630	June 2018	63,933,995	(915,095)
ICE US mini MSCI Emerging Markets Index	943	June 2018	57,078,624	(1,073,854)
S&P 500 Index Mini-Futures	1,320	June 2018	181,576,166	(7,138,166)

Total Futures Long Contracts			$350,110,052	($10,587,509)

2-Yr. U.S. Treasury Bond Futures	(23)	July 2018	($4,886,711)	($3,305)
10-Yr. U.S. Treasury Bond Futures	(2)	June 2018	(240,197)	(2,084)
CME E-mini NASDAQ 100 Index	(714)	June 2018	(102,024,864)	7,862,544
CME E-mini S&P Mid-Cap 400 Index	(768)	June 2018	(148,866,808)	4,244,728

Total Futures Short Contracts			($256,018,580)	$12,101,883

Total Futures Contracts			$94,091,472	$1,514,374

Reference Description:
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Equity Holdings
Core International Equity	$63,845	$–	$–	6,309	$63,719	4.8%
Core Low Volatility Equity*	–	49,000	–	4,922	48,527	3.6
Large Cap Stock	51,228	–	–	3,564	51,243	3.9
Large Cap Value	62,811	–	–	3,311	61,076	4.6
Mid Cap Stock	76,124	–	–	3,657	75,537	5.7
Partner Worldwide Allocation	135,609	–	–	12,303	134,928	10.2
Small Cap Stock	47,197	–	3,347	2,084	43,645	3.3

Total Affiliated Equity Holdings	436,814				478,675	36.1

Affiliated Fixed Income Holdings
High Yield Portfolio	9,066	126	–	1,894	8,950	0.7
Income	5,010	42	–	489	4,911	0.4
Limited Maturity Bond	9,448	51	–	963	9,436	0.7

Total Affiliated Fixed Income Holdings	23,524				23,297	1.8

Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	143,103	96,093	89,075	15,012	150,121	11.3

Total Affiliated Short-Term Investments	143,103				150,121	11.3

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	39,610	25,634	49,648	15,596	15,596	1.2

Total Collateral Held for Securities Loaned	39,610				15,596	1.2

Total Value	$643,051				$667,689

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Equity Holdings
Core International Equity	$–	$(126)	–	$–
Core Low Volatility Equity*	–	(473)	–	–
Large Cap Stock	–	15	–	–
Large Cap Value	–	(1,735)	–	–
Mid Cap Stock	–	(587)	–	–
Partner Worldwide Allocation	–	(680)	–	–
Small Cap Stock	333	(538)	–	–
Affiliated Fixed Income Holdings
High Yield Portfolio	–	(242)	–	126
Income	–	(141)	–	42
Limited Maturity Bond	–	(64)	–	51
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	–	–	–	677

Total Income from Affiliated Investments				$896

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	72

Total Affiliated Income from Securities Loaned, Net				$72

Total Value	$333	$(4,571)	$–

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (15.9%)[a]	Value
Basic Materials (1.4%)
	Arch Coal, Inc., Term Loan
$411,880	5.127%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$413,251
	Big River Steel, LLC, Term Loan
422,875	7.302%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	428,161
	Chemours Company, Term Loan
281,060	6.250%, (LIBOR 1M + 2.500%), 5/12/2022[b]	280,708
	CONSOL Mining Corporation, Term Loan
408,975	7.990%, (LIBOR 3M + 6.000%), 10/30/2022[b]	418,995
	Contura Energy, Inc., Term Loan
743,050	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[b]	740,732
	Coronado Australian Holdings Property, Ltd., Term Loan
96,429	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	94,982
353,571	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	348,268
	Ineos Finance, LLC, Term Loan
1,321,687	3.877%, (LIBOR 1M + 2.000%), 3/31/2024[b]	1,324,331
	Peabody Energy Corporation, Term Loan
460,303	5.377%, (LIBOR 1M + 3.500%), 3/31/2022[b]	460,878
	Tronox Finance, LLC, Term Loan
283,476	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[b]	285,897
654,174	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[b]	659,761

	Total	5,455,964

Capital Goods (0.9%)
	Advanced Disposal Services, Inc., Term Loan
386,336	3.981%, (LIBOR 1W + 2.250%), 11/10/2023[b]	387,183
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,123,174	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[b]	1,127,386
	Navistar, Inc., Term Loan
775,000	5.210%, (LIBOR 1M + 3.500%), 11/3/2024[b]	778,549
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,372,598	4.877%, (LIBOR 1M + 3.000%), 5/15/2022[b]	1,371,747

	Total	3,664,865

Communications Services (4.9%)
	Altice Financing SA, Term Loan
382,112	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[b]	373,993
	Altice US Finance I Corporation, Term Loan
481,363	4.127%, (LIBOR 1M + 2.250%), 7/14/2025[b]	480,279
	CBS Radio, Inc., Term Loan
129,675	4.623%, (LIBOR 3M + 2.750%), 10/17/2023[b]	130,189

Principal Amount	Bank Loans (15.9%)[a]	Value
Communications Services (4.9%) - continued
	Cengage Learning Acquisitions, Term Loan
$932,316	6.036%, (LIBOR 1M + 4.250%), 6/7/2023[b]	$846,711
	CenturyLink, Inc., Term Loan
1,216,950	4.627%, (LIBOR 1M + 2.750%), 1/31/2025[b,d,e]	1,195,909
	Charter Communications Operating, LLC, Term Loan
379,050	3.880%, (LIBOR 1M + 2.000%), 4/13/2025[b]	380,312
	CSC Holdings, LLC, Term Loan
640,162	4.036%, (LIBOR 1M + 2.250%), 7/17/2025[b]	637,896
	Frontier Communications Corporation, Term Loan
779,113	5.630%, (LIBOR 1M + 3.750%), 6/1/2024[b]	767,917
	Gray Television, Inc., Term Loan
395,000	3.920%, (LIBOR 1M + 2.250%), 2/7/2024[b]	396,315
	Hargray Communications Group, Inc., Term Loan
144,636	4.877%, (LIBOR 3M + 3.000%), 5/16/2024[b,d,e]	144,952
	Hargray Merger Subsidiary Corporation, Term Loan
476,823	4.877%, (LIBOR 1M + 3.000%), 3/24/2024[b]	477,867
	Intelsat Jackson Holdings SA, Term Loan
490,000	5.706%, (LIBOR 3M + 3.750%), 11/27/2023[b]	490,000
	Level 3 Financing, Inc., Term Loan
1,275,000	4.111%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,277,193
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
965,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[b]	934,641
195,000	8.470%, (LIBOR 3M + 6.750%), 7/7/2023[b,c]	178,425
	McGraw-Hill Global Education Holdings, LLC, Term Loan
790,912	5.877%, (LIBOR 1M + 4.000%), 5/4/2022[b]	780,433
	Mediacom Illinois, LLC, Term Loan
345,000	0.000%, (LIBOR 3M + 1.750%), 2/15/2024[b,d,e]	344,786
–	4.017%, (LIBOR 1W + 2.250%), 2/15/2024[b]	0
	NEP/NCP Holdco, Inc., Term Loan
960,250	5.552%, (LIBOR 1M + 3.250%), 7/21/2022[b]	963,054
	New LightSquared, Term Loan
226,672	11.305%,PIK 10.265%, (LIBOR 3M + 8.750%), 12/7/2020[b,f]	198,338
	Radiate Holdco, LLC, Term Loan
1,576,020	4.877%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,566,170
	Sable International Finance, Ltd., Term Loan
1,705,000	5.127%, (LIBOR 1M + 3.250%), 2/6/2026[b]	1,709,263

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (15.9%)[a]	Value
Communications Services (4.9%) - continued
	SBA Senior Finance II, LLC, Term Loan
$673,750	3.990%, (LIBOR 1M + 2.250%), 3/24/2021[b]	$675,050
	SFR Group SA, Term Loan
347,375	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	336,085
	Sinclair Television Group, Inc., Term Loan
450,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,d,e]	451,688
	Sprint Communications, Inc., Term Loan
1,435,500	4.438%, (LIBOR 1M + 2.500%), 2/2/2024[b]	1,434,897
	Syniverse Holdings, Inc., Term Loan
205,000	6.718%, (LIBOR 3M + 5.000%), 2/9/2023[b]	207,192
	Unitymedia Finance, LLC, Term Loan
360,000	4.027%, (LIBOR 1M + 2.250%), 1/20/2026[b]	359,449
	Univision Communications, Inc., Term Loan
566,065	4.627%, (LIBOR 1M + 2.750%), 3/15/2024[b]	556,396
	Virgin Media Bristol, LLC, Term Loan
960,000	4.277%, (LIBOR 1M + 2.500%), 1/31/2026[b]	964,704
	WideOpenWest Finance, LLC, Term Loan
599,985	5.104%, (LIBOR 1M + 3.250%), 8/6/2023[b]	586,113

	Total	19,846,217

Consumer Cyclical (2.2%)
	Boyd Gaming Corporation, Term Loan
298,698	4.236%, (LIBOR 1W + 2.500%), 9/15/2023[b]	300,057
	Burlington Coat Factory Warehouse Corporation, Term Loan
721,375	4.380%, (LIBOR 1M + 2.500%), 11/9/2024[b]	722,096
	Ceridian HCM Holding, Inc., Term Loan
290,116	5.377%, (LIBOR 1M + 3.500%), 9/15/2020[b]	290,551
	Eldorado Resorts, Inc., Term Loan
217,743	4.128%, (LIBOR 2M + 2.250%), 4/17/2024[b]	218,288
	Four Seasons Hotels, Ltd., Term Loan
575,000	0.000%, (LIBOR 3M + 2.000%), 11/30/2023[b,d,e]	577,875
	Golden Entertainment, Inc., Term Loan
1,067,325	4.880%, (LIBOR 1M + 3.000%), 8/15/2024[b]	1,072,000
170,000	8.860%, (LIBOR 1M + 7.000%), 8/15/2025[b,c]	170,850
	Golden Nugget, Inc., Term Loan
853,497	4.979%, (LIBOR 2M + 3.250%), 10/4/2023[b]	860,862
	IMG Worldwide, Inc., Term Loan
233,333	9.127%, (LIBOR 1M + 7.250%), 5/6/2022[b,c]	234,500

Principal Amount	Bank Loans (15.9%)[a]	Value
Consumer Cyclical (2.2%) - continued
	Michaels Stores, Inc., Term Loan
$609,155	4.589%, (LIBOR 1M + 2.750%), 1/28/2023[b]	$611,823
	Mohegan Tribal Gaming Authority, Term Loan
914,530	5.877%, (LIBOR 1M + 4.000%), 10/13/2023[b]	911,676
	Scientific Games International, Inc., Term Loan
1,600,000	4.722%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,605,088
	Seminole Hard Rock Entertainment, Inc., Term Loan
43,409	4.443%, (LIBOR 3M + 2.750%), 5/14/2020[b]	43,644
	Stars Group Holdings BV, Term Loan
1,082,585	5.802%, (LIBOR 3M + 3.500%), 8/1/2021[b]	1,086,916
310,000	0.000%, (LIBOR 3M + 3.000%), 3/29/2025[b,d,e]	311,240

	Total	9,017,466

Consumer Non-Cyclical (2.6%)
	Air Medical Group Holdings, Inc., Term Loan
1,800,487	4.936%, (LIBOR 3M + 3.250%), 4/28/2022[b]	1,806,735
	Albertson’s, LLC, Term Loan
1,060,462	4.627%, (LIBOR 1M + 2.750%), 8/25/2021[b]	1,046,845
733,891	4.956%, (LIBOR 3M + 3.000%), 6/22/2023[b]	723,800
	Anmeal Pharmaceuticals LLC, Term Loan
640,000	0.000%, (LIBOR 3M + 3.500%), 3/23/2025[b,c,d,e]	640,000
	CHS/Community Health Systems, Inc., Term Loan
112,960	4.984%, (LIBOR 3M + 2.750%), 12/31/2019[b]	110,043
618,093	4.984%, (LIBOR 3M + 3.000%), 1/27/2021[b]	593,283
	Endo Luxembourg Finance Company I SARL., Term Loan
994,844	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[b]	991,939
	Grifols Worldwide Operations USA, Inc., Term Loan
598,950	3.986%, (LIBOR 1W + 2.250%), 1/23/2025[b]	600,969
	JBS USA LUX SA, Term Loan
1,202,850	4.678%, (LIBOR 3M + 2.500%), 10/30/2022[b]	1,198,592
	Libbey Glass, Inc., Term Loan
300,699	4.718%, (LIBOR 1M + 3.000%), 4/9/2021[b,c]	296,564
	Ortho-Clinical Diagnostics, Inc., Term Loan
832,688	5.627%, (LIBOR 1M + 3.750%), 6/30/2021[b]	839,142
	Revlon Consumer Products Corporation, Term Loan
539,523	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[b]	422,403

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (15.9%)[a]	Value
Consumer Non-Cyclical (2.6%) - continued
	Valeant Pharmaceuticals International, Inc., Term Loan
$1,119,294	5.240%, (LIBOR 1M + 3.500%), 4/1/2022[b]	$1,130,699

	Total	10,401,014

Energy (0.5%)
	Calpine Corporation, Term Loan
606,880	4.810%, (LIBOR 3M + 2.500%), 1/15/2024[b]	608,282
	Houston Fuel Oil Terminal, LLC, Term Loan
817,418	5.800%, (LIBOR 3M + 3.500%), 8/19/2021[b]	825,085
	MEG Energy Corporation, Term Loan
74,100	5.810%, (LIBOR 3M + 3.500%), 12/31/2023[b]	74,063
	MRC Global US, Inc., Term Loan
304,237	7.250%, (LIBOR 1M + 3.500%), 9/15/2024[b]	306,519
	Pacific Drilling SA, Term Loan
569,712	0.000%, (PRIME + 4.500%), 6/3/2018[b,g,h]	189,788

	Total	2,003,737

Financials (1.2%)
	ASP AMC Merger Sub, Inc., Term Loan
1,130,956	5.802%, (LIBOR 3M + 3.500%), 4/13/2024[b]	1,133,783
	Avolon TLB Borrower 1 US, LLC, Term Loan
342,412	4.072%, (LIBOR 1M + 2.250%), 4/3/2022[b]	342,519
	Colorado Buyer, Inc., Term Loan
193,538	4.780%, (LIBOR 3M + 3.000%), 5/1/2024[b]	193,538
105,000	9.030%, (LIBOR 3M + 7.250%), 5/1/2025[b]	104,935
	Digicel International Finance, Ltd., Term Loan
960,393	5.020%, (LIBOR 3M + 3.250%), 5/10/2024[b]	954,996
	DJO Finance, LLC, Term Loan
316,875	5.035%, (LIBOR 3M + 3.250%), 6/7/2020[b]	318,196
	Gartner, Inc., Term Loan
153,450	3.877%, (LIBOR 1M + 2.000%), 4/5/2024[b]	154,122
	Genworth Holdings, Inc., Term Loan
175,000	6.202%, (LIBOR 3M + 4.500%), 2/28/2023[b]	177,954
	MoneyGram International, Inc., Term Loan
653,363	5.552%, (LIBOR 3M + 3.250%), 3/28/2020[b]	652,219
	TransUnion, LLC, Term Loan
641,775	3.877%, (LIBOR 1M + 2.000%), 4/9/2023[b]	643,245

	Total	4,675,507

Technology (1.5%)
	First Data Corporation, Term Loan
1,620,000	4.122%, (LIBOR 1M + 2.250%), 4/26/2024[b]	1,621,830

Principal Amount	Bank Loans (15.9%)[a]	Value
Technology (1.5%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$893,907	7.052%, (LIBOR 3M + 4.750%), 10/31/2023[b]	$900,862
	Micron Technology, Inc., Term Loan
397,975	3.880%, (LIBOR 1M + 2.000%), 4/26/2022[b]	400,339
	Rackspace Hosting, Inc., Term Loan
749,337	4.787%, (LIBOR 3M + 3.000%), 11/3/2023[b]	746,175
	SS&C Technologies Holdings Europe SARL, Term Loan
243,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,d,e]	244,089
	SS&C Technologies, Inc., Term Loan
687,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,d,e]	690,078
	TNS, Inc., Term Loan
288,500	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	289,582
	Western Digital Corporation, Term Loan
994,476	3.877%, (LIBOR 1M + 2.000%), 4/29/2023[b]	999,269

	Total	5,892,224

Transportation (0.3%)
	Arctic LNG Carriers, Ltd., Term Loan
1,240,625	6.377%, (LIBOR 1M + 4.500%), 5/18/2023[b]	1,249,930
	OSG Bulk Ships, Inc., Term Loan
78,121	6.040%, (LIBOR 3M + 4.250%), 8/5/2019[b,c]	74,996

	Total	1,324,926

Utilities (0.4%)
	EnergySolutions, LLC, Term Loan
295,000	6.630%, (LIBOR 1M + 4.750%), 5/29/2020[b,c]	298,687
	HD Supply Waterworks, Term Loan
493,762	5.116%, (LIBOR 3M + 3.000%), 7/21/2024[b,c]	496,231
	Intergen NV, Term Loan
375,748	6.240%, (LIBOR 1W + 4.500%), 6/13/2020[b]	377,315
	Talen Energy Supply, LLC, Term Loan
415,590	5.877%, (LIBOR 1M + 4.000%), 7/6/2023[b]	407,573

	Total	1,579,806

	Total Bank Loans (cost $64,258,167)	63,861,726

Shares	Common Stock (48.2%)	Value
Consumer Discretionary (8.0%)
4,050	Amazon.com, Inc.[i]	5,861,727
40,702	American Axle & Manufacturing Holdings, Inc.[i]	619,484
1,900	AOKI Holdings, Inc.	28,972
3,000	Autobacs Seven Company, Ltd.	56,155
200	Bandai Namco Holdings, Inc.	6,473
9,574	Berkeley Group Holdings plc	508,948
953	Booking Holdings, Inc.[i]	1,982,612
2,390	Breville Group, Ltd.	21,535
11,300	Bridgestone Corporation	497,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (48.2%)	Value
Consumer Discretionary (8.0%) - continued
3,880	Burlington Stores, Inc.[i]	$516,622
20,060	Caesars Entertainment Corporation[i]	225,675
37,363	Carnival Corporation	2,450,266
157	Charter Communications, Inc.[i]	48,862
2,400	Chiyoda Company, Ltd.	59,763
998	Cie Generale des Etablissements Michelin	147,747
54,354	Comcast Corporation	1,857,276
3,800	DCM Holdings Company, Ltd.	38,668
5,641	Dollar Tree, Inc.[i]	535,331
4,089	Eutelsat Communications	81,046
22,858	General Motors Company	830,660
38,100	Honda Motor Company, Ltd.	1,318,892
4,656	Hugo Boss AG	405,617
14,304	Inchcape plc	138,682
1,462	Ipsos SA	57,451
3,419	JM AB	77,817
454	Linamar Corporation	24,801
11,997	Magna International, Inc.	676,031
8,294	Mediaset Espana Comunicacion SA	84,488
9,799	Netflix, Inc.[i]	2,894,135
202	Nexity SA	12,937
2,592	Next plc	173,272
3,300	NHK Spring Company, Ltd.	35,342
39,479	NIKE, Inc.	2,622,985
115,200	Nissan Motor Company, Ltd.	1,189,111
9,785	Nutrisystem, Inc.	263,706
27,672	Peugeot SA	666,325
1,600	Plenus Company, Ltd.	31,114
4,600	Sangetsu Company, Ltd.	95,381
12,200	Sankyo Company, Ltd.	426,786
3,700	SHIMAMURA Company, Ltd.	461,347
13,740	Six Flags Entertainment Corporation	855,452
11,600	Sumitomo Rubber Industries, Ltd.	213,873
800	Takara Standard Company, Ltd.	13,568
13,467	Toll Brothers, Inc.	582,448
18,000	Toyoda Gosei Company, Ltd.	416,872
14,800	TV Asahi Holdings Corporation	327,164
11,432	Walt Disney Company	1,148,230
3,503	Wolters Kluwer NV	186,307
5,000	Yokohama Rubber Company, Ltd.	115,882

	Total	31,890,968

Consumer Staples (2.1%)
16,239	Altria Group, Inc.	1,012,015
4,700	Arcs Company, Ltd.	114,199
4,630	Bunge, Ltd.	342,342
66,171	Cott Corporation	974,037
1,736	Empire Company, Ltd.	34,846
3,555	ForFarmers BV	49,618
1,035	Henkel AG & Company KGaA	130,393
9,000	Japan Tobacco, Inc.	257,103
4,300	Lawson, Inc.	293,958
800	Ministop Company, Ltd.	16,448
16,138	Philip Morris International, Inc.	1,604,117
1,800	Seven & I Holdings Company, Ltd.	77,098
32,927	Unilever NV	1,858,581
28,824	Unilever plc	1,598,649

	Total	8,363,404

Energy (2.6%)
2,695	Andeavor	271,009
214,593	BP plc	1,447,449
3,947	Contura Energy, Inc.	264,449
55,415	Halliburton Company	2,601,180
10,535	OMV AG	614,476

Shares	Common Stock (48.2%)	Value
Energy (2.6%) - continued
15,039	Parsley Energy, Inc.[i]	$435,981
16,507	Pioneer Natural Resources Company	2,835,572
3,828	Royal Dutch Shell plc, Class A	121,112
22,972	Royal Dutch Shell plc, Class B	739,201
4,227	TGS Nopec Geophysical Company ASA	103,700
10,466	Total SA	599,908
10,466	Total SA Rights[c,i]	155
32,580	WPX Energy, Inc.[i]	481,532

	Total	10,515,724

Financials (6.3%)
4,708	ABN AMRO Group NVj	141,962
2,218	Affiliated Managers Group, Inc.	420,488
3,936	Anima Holding SPA[j]	26,737
900	Aozora Bank, Ltd.	36,123
55,529	Apollo Investment Corporation	289,861
25,507	Ares Capital Corporation	404,796
7,900	Assured Guaranty, Ltd.	285,980
2,466	ASX, Ltd.	106,870
22,301	Australia & New Zealand Banking Group, Ltd.	464,158
15,567	Banco BPM SPA[i]	54,023
114,595	Banco de Sabadell SA	234,396
10,201	Bank of America Corporation	305,928
10,097	Bankinter SA	103,952
1,245	BNP Paribas SA	92,330
7,954	CaixaBank SA	37,922
26,174	CI Financial Corporation	560,719
24,255	Citigroup, Inc.	1,637,213
19,025	CNP Assurances	480,272
3,623	Danske Bank AS	135,748
76,696	Direct Line Insurance Group plc	410,669
25,513	DnB ASA	502,536
53,306	E*TRADE Financial Corporation[i]	2,953,685
4,779	Euronext NVj	350,296
7,564	Finecobank Banca Fineco SPA	91,043
66,501	FlexiGroup, Ltd.	92,471
2,208	FNF Group	88,364
7,129	Genworth MI Canada, Inc.[k]	226,871
4,868	Goldman Sachs Group, Inc.	1,226,055
4,798	Hannover Rueckversicherung SE	654,602
1,378	Hargreaves Lansdown plc	31,630
169,627	HSBC Holdings plc	1,592,915
9,345	IBERIABANK Corporation	728,910
6,835	Interactive Brokers Group, Inc.	459,585
5,583	Jupiter Fund Management plc	37,012
38,778	KeyCorp	758,110
2,913	Macquarie Group, Ltd.	232,274
434	Markel Corporation[i]	507,889
247,214	Medibank Private, Ltd.	554,878
17,642	MetLife, Inc.	809,591
164,200	Mizuho Financial Group, Inc.	299,235
8,246	National Bank of Canada	388,122
50,163	Old Mutual plc	168,793
3,446	Pargesa Holding SA	305,759
4,677	Plus500, Ltd.	74,942
8,058	Power Corporation of Canada	183,883
41,574	Santander Consumer USA Holdings Inc.	677,656
5,046	Schroders plc	226,405
7,500	Senshu Ikeda Holdings, Inc.	28,735
1,900	Sony Financial Holdings, Inc.	34,694
18,556	State Street Corporation	1,850,590
45,337	Synchrony Financial	1,520,150
19,800	United Community Banks, Inc.	626,670

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (48.2%)	Value
Financials (6.3%) - continued
425	Vienna Insurance Group AG Wiener Versicherung Gruppe	$14,208
971	Wells Fargo & Company	50,890
13,435	Zions Bancorporation	708,428
61	Zurich Insurance Group AG	20,122

	Total	25,308,146

Health Care (4.8%)
15,960	Acadia Healthcare Company, Inc.[i]	625,313
3,003	Anthem, Inc.	659,759
54,000	Astellas Pharmaceutical, Inc.	825,983
18,100	BioMarin Pharmaceutical, Inc.[i]	1,467,367
15,527	Celgene Corporation[i]	1,385,164
1,056	Danaher Corporation	103,393
40,718	GlaxoSmithKline plc ADR[k]	1,590,852
40,907	Hologic, Inc.[i]	1,528,286
1,000	KYORIN Holdings, Inc.	18,893
381	LNA Sante	26,535
20,509	Medtronic plc	1,645,232
16,973	Novartis AG	1,372,791
36,350	Novo Nordisk AS	1,787,906
712	Roche Holding AG	163,331
3,249	Teleflex, Inc.	828,430
2,335	Teva Pharmaceutical Industries, Ltd. ADR	39,905
21,511	UnitedHealth Group, Inc.	4,603,354
3,704	Waters Corporation[i]	735,800

	Total	19,408,294

Industrials (5.6%)
9,129	Adecco SA	650,259
2,400	Asahi Glass Company, Ltd.	100,577
32,492	Atlas Copco AB, Class A	1,411,186
16,944	Atlas Copco AB, Class B	661,590
9,635	Brink’s Company	687,457
16,940	Caterpillar, Inc.	2,496,617
700	Central Glass Company, Ltd.	16,119
15,845	CSX Corporation	882,725
2,500	Dai Nippon Printing Company, Ltd.	51,952
8,988	Delta Air Lines, Inc.	492,632
6,367	Dycom Industries, Inc.[i]	685,280
2,815	Ferguson plc	211,715
32,976	GWA Group, Ltd.	85,882
14,389	Honeywell International, Inc.	2,079,354
4,000	Inaba Denki Sangyo Company, Ltd.	176,825
10,463	Kirby Corporation[i]	805,128
1,797	Loomis AB	64,874
8,800	Marubeni Corporation	64,262
8,557	Masonite International Corporation[i]	524,972
4,794	Middleby Corporation[i]	593,449
6,000	Mitsuboshi Belting, Ltd.	66,845
10,090	Monadelphous Group, Ltd.	118,941
12,813	National Express Group plc	69,465
10,600	Nitto Kogyo Corporation	164,237
3,190	Nobina ABj	20,630
15,397	Norfolk Southern Corporation	2,090,605
3,906	Northgate plc	18,489
6,740	Oshkosh Corporation	520,800
30,251	PageGroup plc	227,967
38,543	RELX NV	798,955
23,661	RELX plc	486,039
1,274	Rockwool International AS	379,510
83,704	Royal Mail plc	635,294
1,604	Sandvik AB	29,387
2,919	Schindler Holding AG, Participation Certificate	629,826

Shares	Common Stock (48.2%)	Value
Industrials (5.6%) - continued
39	SGS SA	$95,937
1,600	ShinMaywa Industries, Ltd.	13,234
28,127	SKF ABk	576,240
8,920	Smiths Group plc	189,740
1,693	Spirax-Sarco Engineering plc	136,571
1,029	Sulzer, Ltd.	135,449
29,900	Sumitomo Electric Industries, Ltd.	456,977
1,500	Taikisha, Ltd.	49,196
4,200	Toppan Forms Company, Ltd.	46,515
37,000	Toppan Printing Company, Ltd.	304,139
6,314	Transcontinental, Inc.	124,727
11,000	Tsubakimoto Chain Company	89,923
7,230	Vinci SA	712,120
4,197	WABCO Holdings, Inc.[i]	561,852
1,700	Yuasa Trading Company, Ltd.	55,889

	Total	22,548,354

Information Technology (8.4%)
2,808	Alliance Data Systems Corporation	597,711
1,880	Alphabet, Inc., Class Ai	1,949,823
1,676	Alphabet, Inc., Class Ci	1,729,280
20,893	Apple, Inc.	3,505,428
7,800	Autodesk, Inc.[i]	979,524
7,612	Belden, Inc.	524,771
210	BKW FMB Energie	13,969
7,600	Blackline, Inc.[i]	297,996
5,700	Canon, Inc.	206,786
7,707	Capgemini SA	961,638
1,834	CGI Group, Inc.[i]	105,768
26,265	Ciena Corporation[i]	680,264
89,897	Cisco Systems, Inc.	3,855,682
11,500	Dolby Laboratories, Inc.	730,940
5,048	F5 Networks, Inc.[i]	729,991
13,100	Facebook, Inc.[i]	2,093,249
19,791	Juniper Networks, Inc.	481,515
57,300	Konica Minolta Holdings, Inc.	487,105
1,230	Kulicke and Soffa Industries, Inc.[i]	30,762
6,400	Kyocera Corporation	362,868
574	Lam Research Corporation	116,614
27,190	Microsoft Corporation	2,481,631
5,900	NEC Networks & System Integration Corporation	153,464
7,464	New Relic, Inc.[i]	553,232
1,584	NVIDIA Corporation	366,839
33,100	PayPal Holdings, Inc.[i]	2,511,297
1,367	Red Hat, Inc.[i]	204,380
2,100	Ryoyo Electro Corporation	33,818
9,380	Salesforce.com, Inc.[i]	1,090,894
3,914	Seagate Technology plc	229,047
18,000	Shinko Electric Industries Company, Ltd.	133,065
3,337	TE Connectivity, Ltd.	333,366
23,030	Twitter, Inc.[i]	668,100
25,320	Visa, Inc.	3,028,779
18,569	Xilinx, Inc.	1,341,425

	Total	33,571,021

Materials (2.7%)
2,686	APERAM	128,620
1,620	Ashland Global Holdings, Inc.	113,060
18,578	BASF SE	1,884,133
42,521	BHP Billiton plc	840,350
36,964	BHP Billiton, Ltd.	819,325
5,469	Crown Holdings, Inc.[i]	277,552
23,900	Daicel Corporation	262,445
1,559	Eagle Materials, Inc.	160,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (48.2%)	Value
Materials (2.7%) - continued
15,007	Evonik Industries AG	$529,198
2,710	FMC Corporation	207,505
10,782	Granges AB	126,847
1,854	Hudbay Minerals, Inc.	13,124
4,400	JSR Corporation	99,026
10,000	Kaneka Corporation	99,476
21,400	Kuraray Company, Ltd.	371,040
12,100	Kyoei Steel, Ltd.[k]	206,691
12,557	Lundin Mining Corporation	82,358
1,882	Methanex Corporation	114,143
16,545	Mondi plc	444,697
3,695	Neenah, Inc.	289,688
600	Nippon Shokubai Company, Ltd.	41,485
47,739	Norsk Hydro ASA	283,173
3,420	Packaging Corporation of America	385,434
392	Rio Tinto plc	19,892
1,907	Rio Tinto, Ltd.	108,036
7,920	Sandfire Resources NL	45,122
4,200	Sensient Technologies Corporation	296,436
4,840	Solvay SA	672,662
700	Taiyo Holdings Company, Ltd.	30,128
6,800	Toagosei Company, Ltd.	80,452
29,829	UPM-Kymmene Oyj	1,105,877
6,145	Valvoline, Inc.	135,989
20,516	Verso Corporation[i]	345,489
1,700	Yamato Kogyo Company, Ltd.	46,910

	Total	10,667,018

Real Estate (5.8%)
1,900	Acadia Realty Trust	46,740
846	Agree Realty Corporation	40,642
1,500	Alexander & Baldwin, Inc.	34,695
7,581	Alexandria Real Estate Equities, Inc.	946,791
1,000	American Assets Trust, Inc.	33,410
2,950	American Campus Communities, Inc.	113,929
9,500	American Tower Corporation	1,380,730
3,450	Apartment Investment & Management Company	140,587
950	Armada Hoffler Properties, Inc.	13,006
2,832	Artis Real Estate Investment Trust	29,873
3,000	AvalonBay Communities, Inc.	493,380
4,837	Boston Properties, Inc.	596,015
7,235	British Land Company plc	65,219
9,093	Camden Property Trust	765,449
1,600	CareTrust REIT, Inc.	21,440
3,600	CBL & Associates Properties, Inc.	15,012
1,700	Cedar Realty Trust, Inc.	6,698
900	Chatham Lodging Trust	17,235
1,224	Chesapeake Lodging Trust	34,039
300	Community Healthcare Trust, Inc.	7,722
2,500	CoreCivic, Inc.	48,800
650	CoreSite Realty Corporation	65,169
2,200	Corporate Office Properties Trust	56,826
9,042	Cousins Properties, Inc.	78,485
12,928	Crown Castle International Corporation	1,417,038
2,100	CyrusOne, Inc.	107,541
300	Daito Trust Construction Company, Ltd.	51,080
2,100	DCT Industrial Trust, Inc.	118,314
34,574	DEXUS Property Group	248,958
4,314	DiamondRock Hospitality Company	45,038
4,517	Digital Realty Trust, Inc.	476,001
3,400	Douglas Emmett, Inc.	124,984
31,493	Duke Realty Corporation	833,935
900	Easterly Government Properties, Inc.	18,360

Shares	Common Stock (48.2%)	Value
Real Estate (5.8%) - continued
664	EastGroup Properties, Inc.	$54,886
1,600	Education Realty Trust, Inc.	52,400
1,419	EPR Properties	78,613
2,362	Equinix, Inc.	987,647
10,870	Equity Residential	669,809
1,435	Essex Property Trust, Inc.	345,376
2,800	Extra Space Storage, Inc.	244,608
1,600	Federal Realty Investment Trust	185,776
2,600	First Industrial Realty Trust, Inc.	75,998
1,300	Four Corners Property Trust, Inc.	30,017
42,345	General Growth Properties, Inc.	866,379
2,750	GEO Group, Inc.	56,292
700	Getty Realty Corporation	17,654
2,100	Government Properties Income Trust	28,686
37,000	Hang Lung Properties, Ltd.	86,840
10,200	HCP, Inc.	236,946
2,700	Healthcare Realty Trust, Inc.	74,817
800	Hersha Hospitality Trust	14,320
2,300	Highwoods Properties, Inc.	100,786
3,600	Hospitality Properties Trust	91,224
32,416	Host Hotels & Resorts, Inc.	604,234
61,000	Hysan Development Company, Ltd.	323,717
1,800	Independence Realty Trust, Inc.	16,524
6,100	Iron Mountain, Inc.	200,446
2,100	JBG SMITH Properties	70,791
2,100	Kilroy Realty Corporation	149,016
9,174	Kimco Realty Corporation	132,106
1,800	Kite Realty Group Trust	27,414
1,803	Lamar Advertising Company	114,779
2,400	LaSalle Hotel Properties	69,624
4,600	Lexington Realty Trust	36,202
3,200	Liberty Property Trust	127,136
1,015	Life Storage, Inc.	84,773
800	LTC Properties, Inc.	30,400
2,400	Macerich Company	134,448
1,900	Mack-Cali Realty Corporation	31,749
7,800	Medical Properties Trust, Inc.	101,400
2,502	Mid-America Apartment Communities, Inc.	228,282
3,300	National Retail Properties, Inc.	129,558
1,090	National Storage Affiliates Trust	27,337
4,250	Omega Healthcare Investors, Inc.	114,920
1,500	Pennsylvania REIT	14,475
1,270	PotlatchDeltic Corporation	66,103
16,063	Prologis, Inc.	1,011,808
400	PS Business Parks, Inc.	45,216
4,350	Public Storage, Inc.	871,696
2,000	Quality Care Properties, Inc.[i]	38,860
1,700	Ramco-Gershenson Properties Trust	21,012
2,700	Rayonier, Inc. REIT	94,986
6,093	Realty Income Corporation	315,191
3,265	Regency Centers Corporation	192,570
2,350	Retail Opportunity Investments Corporation	41,525
19,000	Road King Infrastructure, Ltd.	37,893
3,846	Sabra Health Care REIT, Inc.	67,882
200	Saul Centers, Inc.	10,194
2,550	SBA Communications Corporation[i]	435,846
5,071	Senior Housing Property Trust	79,412
9,238	Simon Property Group, Inc.	1,425,885
2,000	SL Green Realty Corporation	193,660
24,781	Stockland	76,893
2,352	Summit Hotel Properties, Inc.	32,011
15,000	Sun Hung Kai Properties, Ltd.	238,095
6,000	Swire Pacific, Ltd.	60,760
1,952	Tanger Factory Outlet Centers, Inc.	42,944

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (48.2%)	Value
Real Estate (5.8%) - continued
1,300	Taubman Centers, Inc.	$73,983
5,700	UDR, Inc.	203,034
3,500	Uniti Group, Inc.	56,875
200	Universal Health Realty Income Trust	12,020
2,200	Urban Edge Properties	46,970
600	Urstadt Biddle Properties, Inc.	11,580
7,800	Ventas, Inc.	386,334
5,570	Vornado Realty Trust	374,861
4,000	Washington Prime Group, Inc.	26,680
2,600	Weingarten Realty Investors	73,008
8,054	Welltower, Inc.	438,379
16,400	Weyerhaeuser Company	574,000
800	Whitestone REIT	8,312
44,700	Wing Tai Holdings, Ltd.	70,871

	Total	23,318,895

Telecommunications Services (1.1%)
6,048	Freenet AG	184,065
136,496	KCOM Group plc	176,375
3,000	KDDI Corporation	77,263
13,200	Nippon Telegraph & Telephone Corporation	615,820
62,000	NTT DOCOMO, Inc.	1,580,593
42,442	Telenor ASA	965,179
19,216	Zayo Group Holdings, Inc.[i]	656,419

	Total	4,255,714

Utilities (0.8%)
1,008	Alpha Natural Resources Holdings, Inc.[i]	24,444
3,794	ANR, Inc.[i]	91,056
5,500	Chubu Electric Power Company, Inc.	78,934
39,544	Dynegy, Inc.[i]	534,635
17,923	MDU Resources Group, Inc.	504,712
32,000	Osaka Gas Company, Ltd.	636,446
11,933	PNM Resources, Inc.	456,437
23,300	Tokyo Gas Company, Ltd.	622,581
1,726	Verbund AG	50,087

	Total	2,999,332

	Total Common Stock (cost $165,075,936)	192,846,870

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Asset-Backed Securities (2.4%)
	ALM XI Ltd.
375,000	4.981%, (LIBOR 3M + 3.250%), 10/17/2026, Ser. 2014-11A, Class CR*,b	375,100
	Apidos CLO XVIII
225,000	4.995%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,b	225,131
	Asset Backed Securities Corporation Home Equity Loan Trust
288,232	2.012%, (LIBOR 1M + 0.140%), 7/25/2036, Ser. 2006-HE5, Class A4[b]	282,190
	Bear Stearns ARM Trust
122,371	3.239%, 1/25/2034, Ser. 2003-8, Class 5Ab	119,818
	BlueMountain CLO, Ltd.
525,000	2.595%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,b	525,304

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Asset-Backed Securities (2.4%) - continued
	CLUB Credit Trust
$300,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	$299,734
	College Ave Student Loans, LLC
309,964	3.522%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1*,b	317,363
	Credit Based Asset Servicing and Securitization, LLC
242,687	3.457%, 12/25/2036, Ser. 2006-CB2, Class AF2[l]	203,340
	Earnest Student Loan Program, LLC
215,338	2.680%, 7/25/2035, Ser. 2016-C, Class A2[j]	211,591
	First Horizon ABS Trust
38,856	2.032%, (LIBOR 1M + 0.160%), 10/25/2034, Ser. 2006-HE1, Class Ab,m	38,164
	Foundation Finance Trust
405,690	3.300%, 7/15/2033, Ser. 2017-A, Class A3*	400,303
	GMAC Mortgage Corporation Loan Trust
150,545	2.372%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,m]	159,145
160,831	2.052%, (LIBOR 1M + 0.180%), 12/25/2036, Ser. 2006-HE4, Class A1[b,m]	156,037
	IndyMac Seconds Asset-Backed Trust
190,875	2.212%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,m	114,558
	J.P. Morgan Mortgage Acquisition Trust
160,976	4.402%, 3/25/2047, Ser. 2007-HE1, Class AF4[l]	117,100
	Lehman XS Trust
145,213	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bl	133,675
	Lendmark Funding Trust
350,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Aj	348,194
	Madison Park Funding XIV, Ltd.
500,000	4.995%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,b	500,136
	Merrill Lynch Mortgage Investors Trust
335,230	3.188%, 6/25/2035, Ser. 2005-A5, Class M1[b]	316,040
	MLCC Mortgage Investors, Inc.
140,985	2.532%, (LIBOR 1M + 0.660%), 9/25/2029, Ser. 2004-D, Class A1[b]	140,741
	NRZ Advance Receivables Trust Advance Receivables Backed
225,500	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	222,708
	Oak Hill Advisors Residential Loan Trust
373,354	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1*,l	371,165

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Asset-Backed Securities (2.4%) - continued
	Octagon Investment Partners XX, Ltd.
$350,000	5.361%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,b	$350,364
	Pretium Mortgage Credit Partners, LLC
223,547	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[j,l]	222,249
	SoFi Consumer Loan Program, LLC
209,956	3.050%, 12/26/2025, Ser. 2016-3, Class Aj	209,786
	Spirit Master Funding, LLC
697,676	4.360%, 12/20/2047, Ser. 2017-1A, Class A*	701,908
	Structured Asset Mortgage Investments II Trust
336,778	2.508%, (LIBOR 1M + 0.700%), 2/19/2035, Ser. 2004-AR6, Class A1Ab	333,996
	Upstart Securitization Trust
317,612	2.508%, 3/20/2025, Ser. 2107-INV1, Class Aj	316,585
	Vantage Data Centers Issuer, LLC
599,500	4.072%, 2/16/2043, Ser. 2018-1A, Class A2[j]	605,009
	Vericrest Opportunity Loan Transferee
218,079	3.250%, 6/25/2047, Ser. 2017-NPL7, Class A1[j,l]	217,152
218,529	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[j,l]	218,072
	Voya CLO 4, Ltd.
425,000	4.722%, (LIBOR 3M + 3.000%), 10/14/2026, Ser. 2014-4A, Class CR*,b	425,146
	Wachovia Asset Securitization, Inc.
363,934	2.012%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,b,m	335,541

	Total	9,513,345

Basic Materials (0.5%)
	Alcoa Nederland Holding BV
90,000	6.750%, 9/30/2024[j]	96,300
	Anglo American Capital plc
86,000	4.125%, 9/27/2022[j]	87,026
	ArcelorMittal SA
190,000	5.750%, 3/1/2021	200,213
	BWAY Holding Company
175,000	5.500%, 4/15/2024[j]	176,094
	CF Industries, Inc.
195,000	3.450%, 6/1/2023	187,200
	Dow Chemical Company
86,000	8.550%, 5/15/2019	91,276
	E.I. du Pont de Nemours and Company
86,000	2.200%, 5/1/2020	84,801
	FMG Resources Property, Ltd.
180,000	5.125%, 5/15/2024[j]	177,523
	Kinross Gold Corporation
44,000	5.125%, 9/1/2021	45,654
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	81,212
	Packaging Corporation of America
63,000	2.450%, 12/15/2020	61,995

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Basic Materials (0.5%) - continued
	Peabody Securities Finance Corporation
$170,000	6.375%, 3/31/2025[j]	$176,375
	Platform Specialty Products Corporation
120,000	5.875%, 12/1/2025[j]	117,300
	RPM International, Inc., Convertible
29,000	2.250%, 12/15/2020	32,567
	Sherwin-Williams Company
85,000	2.250%, 5/15/2020	83,579
	Trinseo Materials Operating SCA
180,000	5.375%, 9/1/2025[j]	176,850
	United States Steel Corporation
200,000	6.250%, 3/15/2026	199,250
	Xstrata Finance Canada, Ltd.
66,000	4.950%, 11/15/2021[j]	68,759

	Total	2,143,974

Capital Goods (0.8%)
	Ashtead Capital, Inc.
150,000	4.125%, 8/15/2025[j]	144,000
	Bombardier, Inc.
100,000	7.500%, 3/15/2025[j]	102,625
	Building Materials Corporation of America
280,000	6.000%, 10/15/2025[j]	287,000
	Caterpillar Financial Services Corporation
65,000	1.850%, 9/4/2020	63,450
	CEMEX SAB de CV
300,000	5.700%, 1/11/2025[j]	307,650
	Cintas Corporation No. 2
64,000	2.900%, 4/1/2022	62,982
	CNH Industrial Capital, LLC
305,000	4.375%, 11/6/2020	311,481
64,000	4.875%, 4/1/2021	65,840
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	188,575
	General Electric Company
283,000	5.000%, 1/21/2021[b,n]	280,170
	Lockheed Martin Corporation
65,000	2.500%, 11/23/2020	64,396
	Reynolds Group Issuer, Inc.
340,000	5.125%, 7/15/2023[j]	343,298
	Rockwell Collins, Inc.
64,000	1.950%, 7/15/2019	63,299
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	70,829
	Textron Financial Corporation
500,000	3.574%, (LIBOR 3M + 1.735%), 2/15/2042[b,j]	456,250
	United Rentals North America, Inc.
290,000	5.500%, 7/15/2025	296,888

	Total	3,108,733

Collateralized Mortgage Obligations (3.5%)
	AJAX Mortgage Loan Trust
306,253	3.470%, 4/25/2057, Ser. 2017-A, Class A*,l	304,587
	Alternative Loan Trust 2007-6
201,383	5.750%, 4/25/2047, Ser. 2007-6, Class A4	173,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
	Angel Oak Mortgage Trust
$27,696	4.500%, 11/25/2045, Ser. 2015-1, Class A*,l	$27,552
	Banc of America Alternative Loan Trust
315,358	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	283,344
	Banc of America Mortgage Securities, Inc.
88,096	3.581%, 9/25/2035, Ser. 2005-H, Class 2A1[b]	85,713
	Bear Stearns ALT-A Trust
134,104	3.843%, 10/25/2033, Ser. 2003-3, Class 5Ab	134,681
	COLT Mortgage Loan Trust
98,104	2.750%, 9/25/2046, Ser. 2016-2, Class A1*,b	97,800
	Countrywide Alternative Loan Trust
432,815	5.750%, 5/25/2036, Ser. 2006-6CB, Class 2A16	319,194
348,340	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	229,291
	Countrywide Asset-Backed Certificates
163,811	2.372%, (LIBOR 1M + 0.500%), 7/25/2034, Ser. 2004-2, Class 3A4[b]	153,349
	Countrywide Home Loan Mortgage Pass Through Trust
206,817	3.466%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	185,252
	Credit Suisse First Boston Mortgage Securities Corporation
170,187	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	168,081
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
258,125	5.712%, 8/25/2035, Ser. 2005-AR1, Class 2A3[b]	214,436
365,623	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	376,559
286,192	2.053%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	263,812
	GCAT, LLC
106,113	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,l	105,407
	GMAC Mortgage Corporation Loan Trust
160,292	3.765%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	152,320
	GMACM Mortgage Loan Trust
109,249	3.812%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	104,329
	HarborView Mortgage Loan Trust
185,397	3.628%, 7/19/2035, Ser. 2005-4, Class 3A1[b]	162,765
105,132	3.865%, 12/19/2035, Ser. 2005-14, Class 3A1Ab	104,032
	Impac Secured Assets Trust
496,674	2.112%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2014-GC18, Class A3[b]	409,307

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
	IndyMac INDA Mortgage Loan Trust
$192,389	3.428%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	$190,236
	IndyMac INDX Mortgage Loan Trust
361,438	2.082%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	333,023
	J.P. Morgan Alternative Loan Trust
460,799	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	410,795
	J.P. Morgan Mortgage Trust
236,016	3.563%, 8/25/2035, Ser. 2005-A5, Class 1A2[b]	234,992
296,044	3.589%, 1/25/2037, Ser. 2006-A7, Class 2A2[b]	298,742
	Master Asset Securitization Trust
569,576	2.372%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	287,951
	Merrill Lynch Mortgage Investors Trust
350,461	6.250%, 8/25/2036, Ser. 2006-AF1, Class AF2A	281,849
	Mill City Mortgage Loan Trust
364,413	2.750%, 11/25/2058, Ser. 2017-1, Class A1[b,j]	360,714
	MortgageIT Trust
429,207	2.132%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[b]	426,530
520,575	2.072%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	462,127
	New York Mortgage Trust
124,384	3.758%, 5/25/2036, Ser. 2006-1, Class 2A3[b]	120,826
	Preston Ridge Partners Mortgage Trust, LLC
192,417	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,l	192,419
263,265	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,l	262,269
	RCO 2017-INV1 Trust
431,009	3.197%, 11/25/2052, Ser. 2014-3A, Class A1R*,b	433,942
	Residential Accredit Loans, Inc. Trust
282,105	2.622%, (LIBOR 1M + 0.750%), 6/25/2035, Ser. 2005-QS7, Class A3[b]	235,144
244,703	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	237,933
353,407	2.422%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-3, Class A1Bb	280,687
193,625	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	180,660
	Residential Funding Mortgage Security I Trust
399,394	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	379,445
	Structured Adjustable Rate Mortgage Loan Trust
240,238	3.449%, 1/25/2035, Ser. 2004-19, Class 2A2[b]	229,915

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
$161,388	3.579%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	$148,789
263,500	4.056%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	214,014
	Structured Asset Mortgage Investments, Inc.
662,666	2.182%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	598,814
	Sunset Mortgage Loan Company, LLC
37,770	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,l	37,865
51,996	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,l	52,011
	WaMu Mortgage Pass Through Certificates
47,812	5.000%, 11/25/2018, Ser. 2003-S12, Class 3A	48,042
126,094	2.795%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	118,808
416,281	2.163%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	373,079
161,102	2.013%, (12 MTA + 0.730%), 1/25/2047, Ser. 2006-AR19, Class 1A1Ab	160,527
223,469	2.023%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	205,563
	Washington Mutual Mortgage Pass Through Certificates Trust
345,489	2.033%, (12 MTA + 0.750%), 2/25/2047, Ser. 2007-OA3, Class 2Ab	290,564
	Wells Fargo Commercial Mortgage Trust
450,000	3.290%, 5/15/2048, Ser. 2015-C28, Class A3	445,041
	Wells Fargo Mortgage Backed Securities Trust
186,450	3.755%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	188,903
212,067	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	206,613
316,171	3.577%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	314,138
160,240	3.627%, 10/25/2036, Ser. 2006-AR14, Class 2A3[b]	151,647
163,836	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	163,448
143,290	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	142,986

	Total	13,755,992

Communications Services (1.5%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[j]	195,000
	AMC Networks, Inc.
300,000	5.000%, 4/1/2024	296,451
	America Movil SAB de CV
71,000	5.000%, 10/16/2019	73,060
	American Tower Corporation
65,000	2.800%, 6/1/2020	64,513

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Communications Services (1.5%) - continued
	AT&T, Inc.
$86,000	5.875%, 10/1/2019	$89,668
44,000	5.200%, 3/15/2020	45,710
140,000	3.400%, 8/14/2024	140,641
	British Sky Broadcasting Group plc
102,000	2.625%, 9/16/2019[j]	101,562
	CCOH Safari, LLC
305,000	5.750%, 2/15/2026[j]	303,478
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	234,600
	Charter Communications Operating, LLC
133,000	3.579%, 7/23/2020	133,357
32,000	4.464%, 7/23/2022	32,700
	Clear Channel Worldwide Holdings, Inc.
290,000	6.500%, 11/15/2022	295,075
	Comcast Corporation
88,000	1.625%, 1/15/2022	82,928
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	35,127
44,000	3.150%, 7/15/2023	42,645
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[j]	19,150
	Digicel, Ltd.
257,936	6.000%, 4/15/2021*	242,137
	Discovery Communications, LLC
43,000	2.200%, 9/20/2019	42,557
85,000	2.950%, 3/20/2023	81,880
	DISH Network Corporation, Convertible
560,000	3.375%, 8/15/2026	539,392
	IAC FinanceCo, Inc., Convertible
166,000	0.875%, 10/1/2022[j]	198,436
	Level 3 Financing, Inc.
190,000	5.250%, 3/15/2026	179,075
	Liberty Interactive, LLC, Convertible
291,000	1.750%, 9/30/2046[j]	322,370
	Liberty Media Corporation, Convertible
399,000	1.000%, 1/30/2023	418,384
	Meredith Corporation
90,000	6.875%, 2/1/2026[j]	92,363
	Moody’s Corporation
44,000	2.750%, 12/15/2021	43,192
	Neptune Finco Corporation
100,000	10.875%, 10/15/2025[j]	117,499
	Netflix, Inc.
200,000	4.875%, 4/15/2028[j]	192,320
	Nexstar Escrow Corporation
154,000	5.625%, 8/1/2024[j]	150,874
	Sprint Corporation
290,000	7.625%, 2/15/2025[k]	285,288
	Telefonica Emisiones SAU
78,000	3.192%, 4/27/2018	78,031
	Time Warner, Inc.
43,000	4.875%, 3/15/2020	44,456
	Verizon Communications, Inc.
102,000	2.946%, 3/15/2022	100,257
	Viacom, Inc.
65,000	4.250%, 9/1/2023	65,944
	Windstream Services, LLC
140,000	8.625%, 10/31/2025[j,k]	129,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Communications Services (1.5%) - continued
	World Wrestling Entertainment, Inc., Convertible
$204,000	3.375%, 12/15/2023[j]	$318,750

	Total	5,828,370

Consumer Cyclical (1.3%)
	Allison Transmission, Inc.
305,000	5.000%, 10/1/2024[j]	302,331
	American Honda Finance Corporation
66,000	2.000%, 2/14/2020	65,012
	BMW US Capital, LLC
80,000	1.500%, 4/11/2019[j]	79,073
	Brookfield Residential Properties, Inc.
200,000	6.125%, 7/1/2022[j]	205,250
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	259,660
	D.R. Horton, Inc.
60,000	2.550%, 12/1/2020	59,078
	Delphi Jersey Holdings plc
170,000	5.000%, 10/1/2025[j]	162,988
	Ford Motor Credit Company, LLC
86,000	2.262%, 3/28/2019	85,414
87,000	2.597%, 11/4/2019	86,298
64,000	3.336%, 3/18/2021	63,599
	General Motors Financial Company, Inc.
64,000	2.650%, 4/13/2020	63,218
64,000	4.375%, 9/25/2021	65,780
43,000	3.150%, 6/30/2022	42,080
	Home Depot, Inc.
65,000	2.625%, 6/1/2022	64,009
	Hyundai Capital America
43,000	2.550%, 4/3/2020[j]	42,326
43,000	2.750%, 9/18/2020[j]	42,345
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[j]	278,460
	KB Home
189,000	4.750%, 5/15/2019	190,814
	L Brands, Inc.
273,000	6.625%, 4/1/2021	290,062
	Landry’s, Inc.
160,000	6.750%, 10/15/2024[j]	161,200
	Lennar Corporation
65,000	2.950%, 11/29/2020[j]	63,382
265,000	4.500%, 4/30/2024	259,700
	Live Nation Entertainment, Inc.
335,000	5.375%, 6/15/2022[j]	342,537
	McDonald’s Corporation
86,000	2.625%, 1/15/2022	84,638
	MGM Resorts International
300,000	6.000%, 3/15/2023	315,000
	Navistar International Corporation
185,000	6.625%, 11/1/2025[j]	185,000
	New Red Finance, Inc.
185,000	4.250%, 5/15/2024[j,k]	176,675
	Newell Rubbermaid, Inc.
55,000	3.150%, 4/1/2021	54,484
	Nissan Motor Acceptance Corporation
66,000	2.000%, 3/8/2019[j]	65,502
	Prime Security Services Borrower, LLC
191,000	9.250%, 5/15/2023[j]	206,996

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Consumer Cyclical (1.3%) - continued
	Ralph Lauren Corporation
$60,000	2.625%, 8/18/2020	$59,782
	Six Flags Entertainment Corporation
150,000	4.875%, 7/31/2024[j]	146,063
	Visa, Inc.
65,000	2.200%, 12/14/2020	63,996
	Volkswagen Group of America Finance, LLC
60,000	2.450%, 11/20/2019[j]	59,362
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[j]	303,094

	Total	4,995,208

Consumer Non-Cyclical (1.0%)
	Abbott Laboratories
88,000	2.550%, 3/15/2022	85,595
66,000	3.400%, 11/30/2023	65,497
	AbbVie, Inc.
88,000	2.500%, 5/14/2020	86,851
44,000	2.900%, 11/6/2022	42,966
	Albertsons Companies, LLC
220,000	6.625%, 6/15/2024	197,175
	Amgen, Inc.
84,000	3.875%, 11/15/2021	85,822
85,000	2.650%, 5/11/2022	82,936
	Anheuser-Busch InBev Finance, Inc.
65,000	2.650%, 2/1/2021	64,480
90,000	3.033%, (LIBOR 3M + 1.260%), 2/1/2021[b]	92,498
44,000	3.300%, 2/1/2023	44,010
	Anheuser-Busch InBev Worldwide, Inc.
82,000	3.500%, 1/12/2024[e]	82,543
	BAT Capital Corporation
43,000	2.297%, 8/14/2020[j]	42,154
44,000	2.764%, 8/15/2022[j]	42,545
	Becton, Dickinson and Company
63,000	2.944%, (LIBOR 3M + 0.875%), 12/29/2020[b]	63,067
86,000	3.125%, 11/8/2021	84,602
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	41,970
	Bunge, Ltd. Finance Corporation
65,000	3.500%, 11/24/2020	65,213
	Cardinal Health, Inc.
44,000	1.948%, 6/14/2019	43,520
44,000	2.616%, 6/15/2022	42,522
	CVS Health Corporation
86,000	3.350%, 3/9/2021	86,453
44,000	2.750%, 12/1/2022	42,339
129,000	3.700%, 3/9/2023	129,396
	Envision Healthcare Corporation
295,000	5.125%, 7/1/2022[j]	293,525
	Express Scripts Holding Company
44,000	4.750%, 11/15/2021	45,777
	Forest Laboratories, LLC
21,000	4.875%, 2/15/2021[j]	21,701
	HCA, Inc.
227,936	4.750%, 5/1/2023	230,500
115,000	4.500%, 2/15/2027	110,975
	J.M. Smucker Company
42,000	2.200%, 12/6/2019	41,489
	JBS USA, LLC
290,000	5.750%, 6/15/2025[j]	270,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Consumer Non-Cyclical (1.0%) - continued
	Kraft Heinz Foods Company
$85,000	5.375%, 2/10/2020	$88,469
	Kroger Company
43,000	2.800%, 8/1/2022	41,812
	Mead Johnson Nutrition Company
65,000	3.000%, 11/15/2020	64,738
	Medtronic Global Holdings SCA
86,000	1.700%, 3/28/2019	85,210
	Mondelez International Holdings Netherlands BV
65,000	2.000%, 10/28/2021[j]	62,015
	Mylan NV
88,000	3.150%, 6/15/2021	86,827
	Pernod Ricard SA
35,000	5.750%, 4/7/2021[j]	37,536
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	207,000
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	34,999
	Shire Acquisitions Investments Ireland Designated Activity Company
86,000	2.400%, 9/23/2021	83,018
	Smithfield Foods, Inc.
66,000	2.700%, 1/31/2020[j]	65,059
	Teva Pharmaceutical Finance Company BV
43,000	2.950%, 12/18/2022	38,073
	Teva Pharmaceutical Finance IV, LLC
21,000	2.250%, 3/18/2020	19,898
	Teva Pharmaceutical Finance Netherlands III BV
65,000	2.200%, 7/21/2021	58,521
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	199,250
	Valeant Pharmaceuticals International, Inc.
227,936	7.250%, 7/15/2022[j,k]	227,936
	Zimmer Biomet Holdings, Inc.
63,000	2.928%, (LIBOR 3M + 0.750%), 3/19/2021[b]	63,096
	Zoetis, Inc.
65,000	3.450%, 11/13/2020	65,446

	Total	4,157,449

Energy (1.2%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[j]	178,500
	Anadarko Petroleum Corporation
60,000	8.700%, 3/15/2019	63,124
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	201,500
	BP Capital Markets plc
44,000	2.315%, 2/13/2020	43,516
172,000	2.520%, 9/19/2022	166,945
	Buckeye Partners, LP
100,000	2.650%, 11/15/2018	99,750
	Canadian Natural Resources, Ltd.
43,000	2.950%, 1/15/2023	41,739
	Canadian Oil Sands, Ltd.
43,000	9.400%, 9/1/2021[j]	49,872
	Cenovus Energy, Inc.
43,000	3.800%, 9/15/2023	42,487

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Energy (1.2%) - continued
	Cheniere Energy Partners, LP
$185,000	5.250%, 10/1/2025[j]	$182,456
	Concho Resources, Inc.
75,000	4.375%, 1/15/2025	75,951
	Continental Resources, Inc.
43,000	5.000%, 9/15/2022	43,591
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	201,500
	Enbridge, Inc.
42,000	2.900%, 7/15/2022	40,734
	Encana Corporation
66,000	3.900%, 11/15/2021	66,841
	Energy Transfer Equity, LP
290,000	5.500%, 6/1/2027	290,725
	Energy Transfer Partners, LP
65,000	4.150%, 10/1/2020	65,894
	Enterprise Products Operating, LLC
200,000	5.250%, 8/16/2077[b]	194,500
	EOG Resources, Inc.
65,000	2.625%, 3/15/2023	62,663
	EQT Corporation
88,000	8.125%, 6/1/2019	93,185
42,000	3.000%, 10/1/2022	40,797
	Exxon Mobil Corporation
80,000	1.708%, 3/1/2019	79,420
	Kinder Morgan Energy Partners, LP
43,000	9.000%, 2/1/2019	45,066
88,000	3.450%, 2/15/2023	86,473
	Marathon Oil Corporation
44,000	2.700%, 6/1/2020	43,344
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	65,514
	MEG Energy Corporation
163,000	6.375%, 1/30/2023[j]	136,105
	MPLX, LP
66,000	4.500%, 7/15/2023	68,294
	Nabors Industries, Inc., Convertible
170,000	0.750%, 1/15/2024[j,k]	127,231
	ONEOK Partners, LP
40,000	3.800%, 3/15/2020	40,301
	ONEOK, Inc.
40,000	7.500%, 9/1/2023	46,601
	Parsley Energy, LLC
80,000	5.625%, 10/15/2027[j]	80,000
	PBF Holding Company, LLC
145,000	7.250%, 6/15/2025	150,619
	Petrobras Global Finance BV
17,000	8.375%, 5/23/2021	19,354
	Petroleos Mexicanos
42,000	6.375%, 2/4/2021	44,751
	Plains All American Pipeline, LP
94,000	5.000%, 2/1/2021	97,088
	Sabine Pass Liquefaction, LLC
43,000	6.250%, 3/15/2022	46,647
43,000	5.625%, 4/15/2023	45,909
300,000	5.625%, 3/1/2025	322,189
	Sanchez Energy Corporation
30,000	6.125%, 1/15/2023	21,881
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[j]	64,829
	Southwestern Energy Company
185,000	7.500%, 4/1/2026	186,850
	SRC Energy, Inc.
90,000	6.250%, 12/1/2025[j]	90,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Energy (1.2%) - continued
	Sunoco Logistics Partners Operations, LP
$65,000	4.400%, 4/1/2021	$66,379
	Sunoco, LP
100,000	5.875%, 3/15/2028[j]	96,625
	Tallgrass Energy Partners, LP
275,000	5.500%, 1/15/2028[j]	277,406
	Weatherford International, Ltd.
100,000	8.250%, 6/15/2023	87,000
	Western Gas Partners, LP
44,000	4.000%, 7/1/2022	43,886
	Whiting Petroleum Corporation, Convertible
182,000	1.250%, 4/1/2020	171,305
	Williams Partners, LP
88,000	4.000%, 11/15/2021	89,007

	Total	4,986,569

Financials (3.8%)
	ACE INA Holdings, Inc.
65,000	2.875%, 11/3/2022	64,372
	AIG Global Funding
86,000	2.150%, 7/2/2020[j]	84,348
	Air Lease Corporation
32,000	2.625%, 9/4/2018	31,965
83,000	2.500%, 3/1/2021	81,376
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	327,502
	American Express Credit Corporation
43,000	2.117%, (LIBOR 3M + 0.330%), 5/3/2019[b]	43,050
43,000	2.200%, 3/3/2020	42,393
65,000	3.157%, (LIBOR 3M + 1.050%), 9/14/2020[b]	66,071
	Ares Capital Corporation
86,000	3.875%, 1/15/2020	86,886
	Athene Global Funding
60,000	4.000%, 1/25/2022[j]	60,726
	Banco Santander SA
200,000	6.375%, 5/19/2019[b,n]	202,705
	Bank of America Corporation
43,000	2.369%, 7/21/2021[b]	42,190
86,000	2.328%, 10/1/2021[b]	84,086
84,000	2.738%, 1/23/2022[b]	82,805
80,000	3.550%, 3/5/2024[b]	80,217
	Bank of Montreal
55,000	1.500%, 7/18/2019	54,062
66,000	2.100%, 6/15/2020	64,743
	Bank of New York Mellon Corporation
88,000	2.600%, 2/7/2022	86,307
	Bank of Nova Scotia
64,000	2.700%, 3/7/2022	62,754
	Barclays plc
88,000	3.200%, 8/10/2021	86,950
	BB&T Corporation
86,000	2.150%, 2/1/2021	84,178
	BNP Paribas SA
300,000	7.625%, 3/30/2021b,j,[n]	322,125
	Capital One Financial Corporation
43,000	2.500%, 5/12/2020	42,323
129,000	3.050%, 3/9/2022	126,471
	CBOE Holdings, Inc.
66,000	1.950%, 6/28/2019	65,222

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Financials (3.8%) - continued
	Central Fidelity Capital Trust I
$135,000	2.720%, (LIBOR 3M +1.000%), 4/15/2027[b]	$128,250
	Citigroup, Inc.
88,000	2.450%, 1/10/2020	87,173
88,000	2.650%, 10/26/2020	86,936
144,000	2.350%, 8/2/2021	139,793
43,000	2.750%, 4/25/2022	41,875
43,000	2.450%, (LIBOR 3M + 0.690%), 10/27/2022[b]	42,793
83,000	3.142%, 1/24/2023[b]	81,976
	CNA Financial Corporation
75,000	5.750%, 8/15/2021	80,579
	Commonwealth Bank of Australia
86,000	2.250%, 3/10/2020[j]	84,776
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
86,000	3.950%, 11/9/2022	86,875
	Credit Agricole SA
43,000	3.375%, 1/10/2022[j]	42,640
95,000	8.125%, 12/23/2025b,j,[n]	108,223
	Credit Suisse Group AG
255,000	7.500%, 12/11/2023[b,j,n]	276,085
	Credit Suisse Group Funding Guernsey, Ltd.
132,000	3.800%, 9/15/2022	132,881
	Credit Suisse Group Funding, Ltd.
88,000	3.125%, 12/10/2020	87,497
	Deutsche Bank AG
43,000	2.700%, 7/13/2020	42,083
129,000	4.250%, 10/14/2021	130,999
	Digital Realty Trust, LP
65,000	2.750%, 2/1/2023	62,385
	Discover Bank
28,000	8.700%, 11/18/2019	30,314
82,000	3.100%, 6/4/2020	81,689
	Fifth Third Bancorp
65,000	2.600%, 6/15/2022	63,006
	Goldman Sachs Group, Inc.
86,000	5.375%, 5/10/2020b,[n]	88,286
64,000	2.600%, 12/27/2020	63,053
88,000	5.250%, 7/27/2021	93,186
65,000	3.009%, (LIBOR 3M + 1.170%), 11/15/2021[b]	65,794
88,000	3.000%, 4/26/2022	86,384
59,000	2.876%, 10/31/2022[b]	57,742
43,000	3.075%, (LIBOR 3M + 1.050%), 6/5/2023[b]	43,227
	Goldman Sachs Group, Inc., Convertible
1,600,000	0.500%, 9/24/2022[c]	2,507,040
	HCP, Inc.
88,000	3.750%, 2/1/2019	88,446
	Hospitality Properties Trust
60,000	4.250%, 2/15/2021	61,049
	HSBC Holdings plc
128,000	3.400%, 3/8/2021	128,571
88,000	6.875%, 6/1/2021[b,n]	92,950
125,000	6.375%, 9/17/2024[b,n]	126,563
	Huntington Bancshares, Inc.
80,000	3.150%, 3/14/2021	79,587
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	76,313
90,000	6.375%, 12/15/2025	90,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Financials (3.8%) - continued
	ILFC E-Capital Trust II
$445,000	4.890%, (H15T30Y + 1.800%), 12/21/2065[b,j]	$434,987
	International Lease Finance Corporation
88,000	4.625%, 4/15/2021	90,812
88,000	5.875%, 8/15/2022	94,413
	Intesa Sanpaolo SPA
87,000	3.125%, 7/14/2022[j]	84,055
	J.P. Morgan Chase & Company
65,000	2.686%, (LIBOR 3M + 0.680%), 6/1/2021[b]	65,357
164,000	2.972%, 1/15/2023	160,807
64,000	2.776%, 4/25/2023[b]	62,490
89,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[b]	90,308
	KeyCorp
68,000	2.300%, 12/13/2018	67,819
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[j]	36,794
	Lincoln National Corporation
55,000	6.250%, 2/15/2020	58,140
	Lloyds Banking Group plc
90,000	6.657%, 5/21/2037[b,j,n]	100,406
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[b,j,n]	195,250
	MGIC Investment Corporation, Convertible
207,000	9.000%, 4/1/2063[j]	280,420
	Mitsubishi UFJ Financial Group, Inc.
44,000	2.998%, 2/22/2022	43,407
83,000	3.455%, 3/2/2023	82,886
	Morgan Stanley
88,000	2.800%, 6/16/2020	87,397
86,000	5.500%, 7/28/2021	91,835
89,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[b]	90,075
43,000	2.750%, 5/19/2022	41,922
75,000	4.875%, 11/1/2022	78,565
84,000	3.125%, 1/23/2023	82,771
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	204,002
	National City Corporation
56,000	6.875%, 5/15/2019	58,450
	New York Life Global Funding
65,000	1.550%, 11/2/2018[j]	64,641
	Nomura Holdings, Inc.
56,000	2.750%, 3/19/2019	55,950
	Park Aerospace Holdings, Ltd.
90,000	5.500%, 2/15/2024[j]	87,300
	PNC Bank NA
86,000	2.450%, 11/5/2020	84,659
	Preferred Term Securities XXIII, Ltd.
459,312	2.325%, (LIBOR 3M + 0.200%), 12/22/2036*,b	420,807
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[j]	294,263
	Realty Income Corporation
64,000	5.750%, 1/15/2021	67,995
	Regions Bank
43,000	7.500%, 5/15/2018	43,239
	Regions Financial Corporation
55,000	3.200%, 2/8/2021	54,890
	Reinsurance Group of America, Inc.
64,000	4.700%, 9/15/2023	66,440

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Financials (3.8%) - continued
	Royal Bank of Canada
$87,000	2.125%, 3/2/2020	$85,737
	Royal Bank of Scotland Group plc
290,000	7.500%, 8/10/2020[b,n]	301,600
63,000	8.625%, 8/15/2021[b,n]	68,434
320,000	7.648%, 9/30/2031[b,n]	400,000
	Santander UK Group Holdings plc
86,000	2.875%, 8/5/2021	84,213
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	64,278
90,000	2.500%, 7/15/2021	88,074
	Societe Generale SA
300,000	8.000%, 9/29/2025[b,j,n]	335,625
	Standard Chartered plc
13,000	2.100%, 8/19/2019[j]	12,812
	State Street Capital Trust IV
516,000	3.125%, (LIBOR 3M + 1.000%), 6/15/2047[b]	467,032
	State Street Corporation
65,000	2.785%, (LIBOR 3M + 0.900%), 8/18/2020[b]	65,801
	Sumitomo Mitsui Financial Group, Inc.
86,000	2.934%, 3/9/2021	85,304
43,000	2.784%, 7/12/2022	41,926
	SunTrust Banks, Inc.
55,000	2.900%, 3/3/2021	54,622
	Synchrony Financial
43,000	3.000%, 8/15/2019	42,867
30,000	3.017%, (LIBOR 3M + 1.230%), 2/3/2020[b]	30,390
	Toronto-Dominion Bank
60,000	2.585%, (LIBOR 3M + 0.840%), 1/22/2019[b]	60,333
65,000	3.037%, (LIBOR 3M + 0.930%), 12/14/2020[b]	66,068
	UBS Group Funding Jersey, Ltd.
86,000	3.000%, 4/15/2021[j]	85,077
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	65,447
	USB Realty Corporation
215,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,j,n]	193,769
	Vantiv, LLC
200,000	4.375%, 11/15/2025[j]	193,250
	Wachovia Capital Trust II
50,000	2.222%, (LIBOR 3M + 0.500%), 1/15/2027[b]	47,000
	Wells Fargo & Company
50,000	2.100%, 7/26/2021	48,276
43,000	2.625%, 7/22/2022	41,584
89,000	2.851%, (LIBOR 3M + 1.110%), 1/24/2023[b]	90,219
60,000	3.002%, (LIBOR 3M + 1.230%), 10/31/2023[b]	60,872
	Welltower, Inc.
64,000	4.950%, 1/15/2021	66,642

	Total	15,214,100

Mortgage-Backed Securities (6.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,180,000	3.000%, 4/1/2033[e]	1,177,347

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Mortgage-Backed Securities (6.3%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$6,171	9.000%, 11/1/2024	$6,681
433	9.000%, 4/1/2025	477
215	8.500%, 9/1/2025	216
2,813	8.000%, 6/1/2027	3,196
663	8.500%, 7/1/2027	689
2,335	8.000%, 10/1/2027	2,592
1,282	8.000%, 8/1/2030	1,478
2,830,000	4.000%, 4/1/2048[e]	2,903,703
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
157	10.500%, 8/1/2020	158
2,933	9.500%, 4/1/2025	2,942
516	8.500%, 11/1/2025	557
1,018	8.500%, 5/1/2026	1,041
243	8.000%, 8/1/2026	244
497	8.000%, 11/1/2026	547
6,826	8.000%, 9/1/2027	7,515
2,817	8.000%, 12/1/2027	2,827
3,862	8.500%, 4/1/2030	4,640
4,250,000	3.000%, 4/1/2048[e]	4,141,480
7,675,000	3.500%, 4/1/2048[e]	7,685,889
5,385,000	4.000%, 4/1/2048[e]	5,523,571
3,000,000	4.500%, 4/1/2048[e]	3,140,166
	Government National Mortgage Association 30-Yr. Pass Through
1,151	9.500%, 1/15/2025	1,183
4,290	8.500%, 6/15/2026	4,342
1,277	8.500%, 7/15/2026	1,391
4,061	8.000%, 9/15/2026	4,431
1,095	7.500%, 10/15/2026	1,165
790	9.000%, 12/15/2026	905
6,638	7.500%, 4/15/2027	7,182
1,444	8.000%, 6/20/2027	1,629
6,532	7.500%, 7/15/2028	6,548
17,285	6.000%, 12/15/2028	19,232
22,253	6.000%, 6/15/2029	24,760
8,302	8.000%, 5/15/2030	8,377
	Radnor RE, Ltd.
525,000	4.554%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2*,b,c	526,102

	Total	25,215,203

Technology (1.2%)
	Alliance Data Systems Corporation
195,000	5.375%, 8/1/2022[j]	195,000
	Apple, Inc.
86,000	2.850%, 5/6/2021	85,910
85,000	2.161%, (LIBOR 3M + 0.350%), 5/11/2022[b]	85,527
86,000	2.400%, 1/13/2023	83,484
	Baidu, Inc.
43,000	3.000%, 6/30/2020	42,711
	Broadcom Corporation
86,000	2.650%, 1/15/2023	81,853
85,000	3.625%, 1/15/2024	83,584
	Cypress Semiconductor Corporation, Convertible
44,000	4.500%, 1/15/2022	61,389
	Diamond 1 Finance Corporation
55,000	3.480%, 6/1/2019[j]	55,245

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Technology (1.2%) - continued
$88,000	5.450%, 6/15/2023[j]	$93,251
	Equinix, Inc.
200,000	5.750%, 1/1/2025	208,000
	Fidelity National Information Services, Inc.
37,000	3.625%, 10/15/2020	37,459
	Harland Clarke Holdings Corporation
175,000	8.375%, 8/15/2022[j]	178,062
	Hewlett Packard Enterprise Company
111,000	3.600%, 10/15/2020	112,011
	Intel Corporation
65,000	3.100%, 7/29/2022	65,262
	Intel Corporation, Convertible
175,000	3.250%, 8/1/2039	435,304
	Iron Mountain, Inc.
122,936	6.000%, 8/15/2023	127,068
	Microchip Technology, Inc., Convertible
119,000	1.625%, 2/15/2027	140,684
	Micron Technology, Inc., Convertible
110,000	2.375%, 5/1/2032	595,524
195,000	3.000%, 11/15/2043	348,933
	Microsoft Corporation
88,000	2.400%, 2/6/2022	86,491
	NetApp, Inc.
65,000	2.000%, 9/27/2019	63,988
	NXP BV
235,000	3.875%, 9/1/2022[j]	233,237
	ON Semiconductor Corporation, Convertible
183,000	1.625%, 10/15/2023[j,k]	250,391
	Oracle Corporation
65,000	2.500%, 5/15/2022	63,705
	Red Hat, Inc., Convertible
40,000	0.250%, 10/1/2019	80,884
	Seagate HDD Cayman
95,000	4.750%, 1/1/2025	92,485
	Sensata Technologies BV
280,000	4.875%, 10/15/2023[j]	280,434
	Texas Instruments, Inc.
65,000	1.750%, 5/1/2020	63,711
	VMware, Inc.
42,000	2.300%, 8/21/2020	40,844
	Western Digital Corporation, Convertible
104,000	1.500%, 2/1/2024[j]	112,483
	Zendesk, Inc. Convertible
260,000	0.250%, 3/15/2023[j]	264,420

	Total	4,749,334

Transportation (0.2%)
	Air Canada Pass Through Trust
20,408	3.875%, 3/15/2023[j]	20,306
	American Airlines Pass Through Trust
39,082	4.950%, 1/15/2023	40,645
	Avis Budget Car Rental, LLC
90,000	5.125%, 6/1/2022[j]	90,004
	Delta Air Lines, Inc.
64,000	2.875%, 3/13/2020	63,576
48,661	4.950%, 11/23/2020	49,279
	J.B. Hunt Transport Services, Inc.
65,000	3.300%, 8/15/2022	64,686
	Trinity Industries, Inc., Convertible
137,000	3.875%, 6/1/2036	186,715

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Transportation (0.2%) - continued
	United Airlines Pass Through Trust
$65,000	3.700%, 12/1/2022	$64,422
	United Continental Holdings, Inc.
185,000	4.250%, 10/1/2022	181,300
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[j]	206,250

	Total	967,183

Utilities (0.5%)
	Alabama Power Company
44,000	2.450%, 3/30/2022	42,920
	Ameren Corporation
65,000	2.700%, 11/15/2020	64,301
	Arizona Public Service Company
40,000	2.200%, 1/15/2020	39,556
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	95,194
	Calpine Corporation
95,000	5.375%, 1/15/2023	90,943
	CenterPoint Energy, Inc.
43,000	2.500%, 9/1/2022	41,659
	Consolidated Edison, Inc.
44,000	2.000%, 3/15/2020	43,250
	Dominion Energy, Inc.
86,000	2.579%, 7/1/2020	84,903
	DTE Energy Company
96,000	2.400%, 12/1/2019	94,871
	Duke Energy Corporation
86,000	2.400%, 8/15/2022	82,557
	Dynegy, Inc.
160,000	7.375%, 11/1/2022	168,600
	Edison International
43,000	2.125%, 4/15/2020	42,205
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019	24,701
	Eversource Energy
43,000	2.500%, 3/15/2021	42,337
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	53,585
65,000	2.950%, 1/15/2020	64,812
	FirstEnergy Corporation
66,000	2.850%, 7/15/2022	63,996
	Fortis, Inc.
60,000	2.100%, 10/4/2021	57,345
	NextEra Energy Capital Holdings, Inc.
55,000	2.300%, 4/1/2019	54,706
	PG&E Corporation
57,000	2.400%, 3/1/2019	56,627
	Pinnacle West Capital Corporation
42,000	2.250%, 11/30/2020	40,994
	PPL Capital Funding, Inc.
60,000	3.500%, 12/1/2022	60,167
	PSEG Power, LLC
55,000	3.000%, 6/15/2021	54,793
	Sempra Energy
100,000	6.150%, 6/15/2018	100,845
25,000	2.400%, 3/15/2020	24,671
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,485
	Southern Company
50,000	1.850%, 7/1/2019	49,324
43,000	2.350%, 7/1/2021	41,661

Principal Amount	Long-Term Fixed Income (24.2%)	Value
Utilities (0.5%) - continued
	TransCanada Trust
$255,000	5.875%, 8/15/2076[b]	$265,837

	Total	1,966,845

	Total Long-Term Fixed Income (cost $94,299,649)	96,602,305

Shares	Registered Investment Companies (8.7%)	Value
Affiliated Fixed Income Holdings (6.6%)
2,754,506	Thrivent Core Emerging Markets Debt Fund	26,305,529

	Total	26,305,529

Equity Funds/Exchange Traded Funds (1.5%)
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	175,895
2,697	Altaba, Inc.[i]	199,686
16,308	BlackRock Resources & Commodities Strategy Trust	144,815
6,800	Guggenheim Multi-Asset Income ETF	146,064
53,105	Materials Select Sector SPDR Fund	3,023,799
10,067	SPDR S&P Homebuilders ETF[k]	410,633
34,566	Utilities Select Sector SPDR Fund[k]	1,746,620

	Total	5,847,512

Fixed Income Funds/Exchange Traded Funds (0.6%)
82,771	Aberdeen Asia-Pacific Income Fund, Inc.	392,335
79,271	MFS Intermediate Income Trust	311,535
35,000	PowerShares Senior Loan Portfolio	809,550
63,832	Templeton Global Income Fund	407,886
31,179	Western Asset Emerging Markets Debt Fund, Inc.	453,031
49,153	Western Asset High Income Opportunity Fund, Inc.	236,426

	Total	2,610,763

	Total Registered Investment Companies (cost $34,808,648)	34,763,804

Shares	Preferred Stock (1.2%)	Value
Consumer Staples (0.4%)
3,187	Bunge, Ltd., Convertible, 4.875%[n]	347,288
12,800	CHS, Inc., 7.100%[b,n]	359,680
6,424	Henkel AG & Company KGaA, 1.620%	844,455

	Total	1,551,423

Energy (0.1%)
9,000	Crestwood Equity Partners, LP, 9.250%[c,i,n]	85,500
11,950	NuStar Logistics, LP, 8.454%[b]	301,737

	Total	387,237

Financials (0.7%)
3,174	Agribank FCB, 6.875%[b,n]	342,792
13,915	Citigroup, Inc., 6.875%[b,n]	390,037
2,485	CoBank ACB, 6.250%[b,n]	262,168
8,620	Countrywide Capital V, 7.000%	224,120
6,957	Federal National Mortgage Association, 0.000%[i,n]	40,003
380	First Tennessee Bank NA, 3.750%[b,j,n]	292,600
13,000	GMAC Capital Trust I, 7.624%[b]	337,740

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Preferred Stock (1.2%)	Value
Financials (0.7%) - continued
6,500	Goldman Sachs Group, Inc., 5.500%[b,n]	$173,095
5,800	Morgan Stanley, 7.125%[b,n]	167,388
8,640	U.S. Bancorp, 6.500%[b,n]	241,315
420	Wells Fargo & Company, Convertible, 7.500%[n]	541,800

	Total	3,013,058

	Total Preferred Stock (cost $4,788,054)	4,951,718

Shares	Collateral Held for Securities Loaned (1.4%)	Value
5,667,916	Thrivent Cash Management Trust	5,667,916

	Total Collateral Held for Securities Loaned (cost $5,667,916)	5,667,916

Shares or Principal Amount	Short-Term Investments (8.3%)	Value
	Federal Home Loan Bank Discount Notes
200,000	1.500%, 4/3/2018[o,p]	199,991
100,000	1.573%, 4/11/2018[o,p]	99,959
300,000	1.669%, 6/6/2018[o,p]	299,068
	Thrivent Core Short-Term Reserve Fund
3,277,208	1.940%	32,772,082

	Total Short-Term Investments (cost $33,371,051)	33,371,100

	Total Investments (cost $402,269,421) 107.9%	$432,065,439

	Other Assets and Liabilities, Net (7.9%)	(31,657,599)

	Total Net Assets 100.0%	$400,407,840

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of March 29, 2018.

g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Non-income producing security.
j

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $18,925,313 or 4.7% of total net assets.

k	All or a portion of the security is on loan.
l	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
m	All or a portion of the security is insured or guaranteed.
n	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Portfolio as of March 29, 2018 was $7,752,801 or 1.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$306,219
ALM XI Ltd., 10/17/2026	4/28/2017	375,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	27,637
Apidos CLO XVIII, 7/22/2026	4/4/2017	225,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	525,126
CLUB Credit Trust, 4/17/2023	6/14/2017	299,999
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	309,964
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	98,653
Digicel, Ltd., 4/15/2021	8/19/2013	254,402
Foundation Finance Trust, 7/15/2033	12/6/2017	405,631
GCAT, LLC, 3/25/2047	3/22/2017	105,915
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	500,000
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	225,500
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	373,354
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	350,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	459,312
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	263,239
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	192,417
Radnor RE, Ltd., 3/25/2028	3/13/2018	525,000
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	431,002
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	701,073

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Security	Acquisition Date	Cost
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	$51,996
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	37,771
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	425,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	363,934

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of March 29, 2018:

Securities Lending Transactions
Taxable Debt Security	$1,001,128
Common Stock	4,512,272

Total lending	$5,513,400
Gross amount payable upon return of collateral for securities loaned	$5,667,916

Net amounts due to counterparty	$154,516

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,455,964	–	4,584,553	871,411
Capital Goods	3,664,865	–	3,664,865	–
Communications Services	19,846,217	–	19,667,792	178,425
Consumer Cyclical	9,017,466	–	8,612,116	405,350
Consumer Non-Cyclical	10,401,014	–	9,464,450	936,564
Energy	2,003,737	–	2,003,737	–
Financials	4,675,507	–	4,675,507	–
Technology	5,892,224	–	5,892,224	–
Transportation	1,324,926	–	1,249,930	74,996
Utilities	1,579,806	–	784,888	794,918
Common Stock
Consumer Discretionary	31,890,968	23,971,502	7,919,466	–
Consumer Staples	8,363,404	3,932,511	4,430,893	–
Energy	10,515,724	6,889,723	3,625,846	155
Financials	25,308,146	16,310,839	8,997,307	–
Health Care	19,408,294	15,212,855	4,195,439	–
Industrials	22,548,354	12,420,871	10,127,483	–
Information Technology	33,571,021	31,112,540	2,458,481	–
Materials	10,667,018	2,325,951	8,341,067	–
Real Estate	23,318,895	22,028,696	1,290,199	–
Telecommunications Services	4,255,714	656,419	3,599,295	–
Utilities	2,999,332	1,611,284	1,388,048	–
Long-Term Fixed Income
Asset-Backed Securities	9,513,345	–	9,513,345	–
Basic Materials	2,143,974	–	2,143,974	–
Capital Goods	3,108,733	–	3,108,733	–
Collateralized Mortgage Obligations	13,755,992	–	13,755,992	–
Communications Services	5,828,370	–	5,828,370	–
Consumer Cyclical	4,995,208	–	4,995,208	–
Consumer Non-Cyclical	4,157,449	–	4,157,449	–
Energy	4,986,569	–	4,986,569	–
Financials	15,214,100	–	12,707,060	2,507,040
Mortgage-Backed Securities	25,215,203	–	24,689,101	526,102
Technology	4,749,334	–	4,749,334	–
Transportation	967,183	–	967,183	–
Utilities	1,966,845	–	1,966,845	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	5,847,512	5,847,512	–	–
Fixed Income Funds/Exchange Traded Funds	2,610,763	2,610,763	–	–
Preferred Stock
Consumer Staples	1,551,423	706,968	844,455	–
Energy	387,237	301,737	–	85,500
Financials	3,013,058	2,115,498	897,560	–
Short-Term Investments	599,018	–	599,018	–

Subtotal Investments in Securities	$367,319,912	$148,055,669	$212,883,782	$6,380,461

Other Investments*	Total
Short-Term Investments	32,772,082
Affiliated Registered Investment Companies	26,305,529
Collateral Held for Securities Loaned	5,667,916

Subtotal Other Investments	$64,745,527

Total Investments at Value	$432,065,439

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	340,040	340,040	–	–

Total Asset Derivatives	$340,040	$340,040	$–	$–

Liability Derivatives
Futures Contracts	76,667	76,667	–	–

Total Liability Derivatives	$76,667	$76,667	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $599,018 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
5-Yr. U.S. Treasury Bond Futures	29	July 2018	$3,305,864	$13,504
10-Yr. U.S. Treasury Bond Futures	64	June 2018	7,698,205	54,796
CME Ultra Long Term U.S. Treasury Bond	10	June 2018	1,549,408	55,279
S&P 500 Index Mini-Futures	9	June 2018	1,234,952	(45,602)

Total Futures Long Contracts			$13,788,429	$77,977

2-Yr. U.S. Treasury Bond Futures	(44)	July 2018	($9,348,491)	($6,322)
20-Yr. U.S. Treasury Bond Futures	(5)	June 2018	(708,382)	(24,743)
S&P 500 Index Mini-Futures	(45)	June 2018	(6,163,211)	216,461

Total Futures Short Contracts			($16,220,084)	$185,396

Total Futures Contracts			($2,431,655)	$263,373

Reference Description:

CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$11,054	$15,650	$–	2,755	$26,306	6.6%

Total Affiliated Fixed Income Holdings	11,054				26,306	6.6

Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	34,181	30,255	31,664	3,277	32,772	8.2

Total Affiliated Short-Term Investments	34,181				32,772	8.2

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	5,088	21,028	20,448	5,668	5,668	1.4

Total Collateral Held for Securities Loaned	5,088				5,668	1.4

Total Value	$50,323				$64,746

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(398)	–	$159
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	–	–	–	143

Total Income from Affiliated Investments				$302

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	5

Total Affiliated Income from Securities Loaned, Net				$5

Total Value	$–	$(398)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Basic Materials (1.1%)
	Arch Coal, Inc., Term Loan
$545,865	5.127%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$547,682
	Big River Steel, LLC, Term Loan
562,175	7.302%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	569,202
	Chemours Company, Term Loan
421,590	6.250%, (LIBOR 1M + 2.500%), 5/12/2022[b]	421,062
445,000	0.000%, (LIBOR 3M + 1.750%), 3/26/2025[b,d,e]	443,701
	CONSOL Mining Corporation, Term Loan
548,625	7.990%, (LIBOR 3M + 6.000%), 10/30/2022[b]	562,066
	Contura Energy, Inc., Term Loan
950,525	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[b]	947,559
	Coronado Australian Holdings Property, Ltd., Term Loan
130,714	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	128,754
479,286	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	472,096
	Ineos Finance, LLC, Term Loan
1,750,612	3.877%, (LIBOR 1M + 2.000%), 3/31/2024[b]	1,754,114
	Peabody Energy Corporation, Term Loan
608,990	5.377%, (LIBOR 1M + 3.500%), 3/31/2022[b]	609,752
	Tronox Finance, LLC, Term Loan
379,978	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[b]	383,223
876,872	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[b]	884,361

	Total	7,723,572

Capital Goods (0.7%)
	Advanced Disposal Services, Inc., Term Loan
515,115	3.981%, (LIBOR 1W + 2.250%), 11/10/2023[b]	516,243
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,437,973	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[b]	1,443,366
	Navistar, Inc., Term Loan
1,025,000	5.210%, (LIBOR 1M + 3.500%), 11/3/2024[b]	1,029,695
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,676,615	4.877%, (LIBOR 1M + 3.000%), 5/15/2022[b]	1,675,575

	Total	4,664,879

Communications Services (4.1%)
	Altice Financing SA, Term Loan
491,287	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[b]	480,848
	Altice US Finance I Corporation, Term Loan
615,350	4.127%, (LIBOR 1M + 2.250%), 7/14/2025[b]	613,965

Principal Amount	Bank Loans (13.2%)[a]	Value
Communications Services (4.1%) - continued
	Cengage Learning Acquisitions, Term Loan
$1,161,734	6.036%, (LIBOR 1M + 4.250%), 6/7/2023[b]	$1,055,064
	CenturyLink, Inc., Term Loan
1,675,800	4.627%, (LIBOR 1M + 2.750%), 1/31/2025[b,d,e]	1,646,825
	Charter Communications Operating, LLC, Term Loan
1,012,463	3.880%, (LIBOR 1M + 2.000%), 4/13/2025[b]	1,015,834
	CSC Holdings, LLC, Term Loan
818,812	4.036%, (LIBOR 1M + 2.250%), 7/17/2025[b]	815,914
	Frontier Communications Corporation, Term Loan
1,037,163	5.630%, (LIBOR 1M + 3.750%), 6/1/2024[b]	1,022,258
	Gray Television, Inc., Term Loan
493,750	3.920%, (LIBOR 1M + 2.250%), 2/7/2024[b]	495,394
	Hargray Communications Group, Inc., Term Loan
224,435	4.877%, (LIBOR 3M + 3.000%), 5/16/2024[b,d,e]	224,926
	Hargray Merger Subsidiary Corporation, Term Loan
630,835	4.877%, (LIBOR 1M + 3.000%), 3/24/2024[b]	632,216
	Intelsat Jackson Holdings SA, Term Loan
810,000	5.706%, (LIBOR 3M + 3.750%), 11/27/2023[b]	810,000
	Level 3 Financing, Inc., Term Loan
1,600,000	4.111%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,602,752
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,235,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[b]	1,196,147
245,000	8.470%, (LIBOR 3M + 6.750%), 7/7/2023[b,c]	224,175
	McGraw-Hill Global Education Holdings, LLC, Term Loan
982,500	5.877%, (LIBOR 1M + 4.000%), 5/4/2022[b]	969,482
	Mediacom Illinois, LLC, Term Loan
465,000	0.000%, (LIBOR 3M + 1.750%), 2/15/2024[b,d,e]	464,712
	NEP/NCP Holdco, Inc., Term Loan
1,237,436	5.552%, (LIBOR 1M + 3.250%), 7/21/2022[b]	1,241,049
	New LightSquared, Term Loan
287,486	11.305%,PIK 10.265%, (LIBOR 3M + 8.750%), 12/7/2020[b,f]	251,550
	Radiate Holdco, LLC, Term Loan
2,114,660	4.877%, (LIBOR 1M + 3.000%), 2/1/2024[b]	2,101,443
	Sable International Finance, Ltd., Term Loan
2,345,000	5.127%, (LIBOR 1M + 3.250%), 2/6/2026[b]	2,350,863

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Communications Services (4.1%) - continued
	SBA Senior Finance II, LLC, Term Loan
$457,187	3.990%, (LIBOR 1M + 2.250%), 3/24/2021[b]	$458,070
87,525	3.990%, (LIBOR 1W + 2.250%), 6/10/2022[b]	87,634
	SFR Group SA, Term Loan
446,625	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	432,110
	Sinclair Television Group, Inc., Term Loan
1,760,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,d,e]	1,766,600
	Sprint Communications, Inc., Term Loan
1,801,800	4.438%, (LIBOR 1M + 2.500%), 2/2/2024[b]	1,801,043
	Syniverse Holdings, Inc., Term Loan
280,000	6.718%, (LIBOR 3M + 5.000%), 2/9/2023[b]	282,993
	Unitymedia Finance, LLC, Term Loan
960,000	4.027%, (LIBOR 1M + 2.250%), 1/20/2026[b]	958,531
	Univision Communications, Inc., Term Loan
863,586	4.627%, (LIBOR 1M + 2.750%), 3/15/2024[b]	848,836
	Virgin Media Bristol, LLC, Term Loan
1,275,000	4.277%, (LIBOR 1M + 2.500%), 1/31/2026[b]	1,281,248
	WideOpenWest Finance, LLC, Term Loan
769,135	5.104%, (LIBOR 1M + 3.250%), 8/6/2023[b]	751,353

	Total	27,883,835

Consumer Cyclical (1.9%)
	Boyd Gaming Corporation, Term Loan
381,414	4.236%, (LIBOR 1W + 2.500%), 9/15/2023[b]	383,149
	Burlington Coat Factory Warehouse Corporation, Term Loan
980,075	4.380%, (LIBOR 1M + 2.500%), 11/9/2024[b]	981,055
	Ceridian HCM Holding, Inc., Term Loan
271,984	5.377%, (LIBOR 1M + 3.500%), 9/15/2020[b]	272,392
	Eldorado Resorts, Inc., Term Loan
277,128	4.128%, (LIBOR 2M + 2.250%), 4/17/2024[b]	277,821
	Four Seasons Hotels, Ltd., Term Loan
785,000	0.000%, (LIBOR 3M + 2.000%), 11/30/2023[b,d,e]	788,925
	Golden Entertainment, Inc., Term Loan
1,421,437	4.880%, (LIBOR 1M + 3.000%), 8/15/2024[b]	1,427,663
225,000	8.860%, (LIBOR 1M + 7.000%), 8/15/2025[b,c]	226,125
	Golden Nugget, Inc., Term Loan
1,136,341	4.979%, (LIBOR 2M + 3.250%), 10/4/2023[b]	1,146,148

Principal Amount	Bank Loans (13.2%)[a]	Value
Consumer Cyclical (1.9%) - continued
	IMG Worldwide, Inc., Term Loan
$266,667	9.127%, (LIBOR 1M + 7.250%), 5/6/2022[b,c]	$268,000
	KAR Auction Services, Inc., Term Loan
332,483	4.813%, (LIBOR 3M + 2.500%), 3/9/2023[b]	333,869
	Men’s Warehouse, Inc., Term Loan
430,000	0.000%, (LIBOR 3M + 3.500%), 3/28/2025[b,c,d,e]	430,000
	Michaels Stores, Inc., Term Loan
545,311	4.589%, (LIBOR 1M + 2.750%), 1/28/2023[b]	547,700
	Mohegan Tribal Gaming Authority, Term Loan
1,179,260	5.877%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,175,581
	Scientific Games International, Inc., Term Loan
2,200,000	4.722%, (LIBOR 1M + 2.750%), 8/14/2024[b]	2,206,996
	Seminole Hard Rock Entertainment, Inc., Term Loan
304,364	4.443%, (LIBOR 3M + 2.750%), 5/14/2020[b]	306,014
	Stars Group Holdings BV, Term Loan
1,298,356	5.802%, (LIBOR 3M + 3.500%), 8/1/2021[b]	1,303,549
575,000	0.000%, (LIBOR 3M + 3.000%), 3/29/2025[b,d,e]	577,300
	Wyndham Hotels & Resorts, Inc., Term Loan
535,000	0.000%, (LIBOR 3M + 1.750%), 3/29/2025[b,d,e]	536,338

	Total	13,188,625

Consumer Non-Cyclical (2.1%)
	Air Medical Group Holdings, Inc., Term Loan
2,234,400	4.936%, (LIBOR 3M + 3.250%), 4/28/2022[b]	2,242,153
244,388	6.015%, (LIBOR 3M + 4.250%), 9/26/2024[b]	246,374
	Albertson’s, LLC, Term Loan
802,190	4.627%, (LIBOR 1M + 2.750%), 8/25/2021[b]	791,890
706,429	5.292%, (LIBOR 3M + 3.000%), 12/21/2022[b]	698,679
957,249	4.956%, (LIBOR 3M + 3.000%), 6/22/2023[b]	944,087
	Anmeal Pharmaceuticals LLC, Term Loan
880,000	0.000%, (LIBOR 3M + 3.500%), 3/23/2025[b,c,d,e]	880,000
	CHS/Community Health Systems, Inc., Term Loan
93,667	4.984%, (LIBOR 3M + 2.750%), 12/31/2019[b]	91,247
824,641	4.984%, (LIBOR 3M + 3.000%), 1/27/2021[b]	791,540
	Endo Luxembourg Finance Company I SARL., Term Loan
1,353,191	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,349,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Consumer Non-Cyclical (2.1%) - continued
	Grifols Worldwide Operations USA, Inc., Term Loan
$752,400	3.986%, (LIBOR 1W + 2.250%), 1/23/2025[b]	$754,936
	JBS USA LUX SA, Term Loan
1,702,800	4.678%, (LIBOR 3M + 2.500%), 10/30/2022[b]	1,696,772
	Libbey Glass, Inc., Term Loan
268,013	4.718%, (LIBOR 1M + 3.000%), 4/9/2021[b,c]	264,329
	MPH Acquisition Holdings, LLC, Term Loan
782,259	5.052%, (LIBOR 3M + 2.750%), 6/7/2023[b]	785,388
	Ortho-Clinical Diagnostics, Inc., Term Loan
978,419	5.627%, (LIBOR 1M + 3.750%), 6/30/2021[b]	986,002
	Revlon Consumer Products Corporation, Term Loan
702,864	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[b]	550,287
	Valeant Pharmaceuticals International, Inc., Term Loan
1,501,068	5.240%, (LIBOR 1M + 3.500%), 4/1/2022[b]	1,516,364

	Total	14,589,288

Energy (0.4%)
	Calpine Corporation, Term Loan
800,882	4.810%, (LIBOR 3M + 2.500%), 1/15/2024[b]	802,732
	Houston Fuel Oil Terminal, LLC, Term Loan
1,049,053	5.800%, (LIBOR 3M + 3.500%), 8/19/2021[b]	1,058,893
	MEG Energy Corporation, Term Loan
93,100	5.810%, (LIBOR 3M + 3.500%), 12/31/2023[b]	93,054
	MRC Global US, Inc., Term Loan
403,988	7.250%, (LIBOR 1M + 3.500%), 9/15/2024[b]	407,017
	Pacific Drilling SA, Term Loan
574,500	0.000%, (PRIME + 4.500%), 6/3/2018[b,g,h]	191,383

	Total	2,553,079

Financials (1.0%)
	ASP AMC Merger Sub, Inc., Term Loan
1,450,574	5.802%, (LIBOR 3M + 3.500%), 4/13/2024[b]	1,454,200
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,195,962	4.072%, (LIBOR 1M + 2.250%), 4/3/2022[b]	1,196,333
	Colorado Buyer, Inc., Term Loan
218,350	4.780%, (LIBOR 3M + 3.000%), 5/1/2024[b]	218,350
135,000	9.030%, (LIBOR 3M + 7.250%), 5/1/2025[b]	134,916
	Digicel International Finance, Ltd., Term Loan
1,323,651	5.020%, (LIBOR 3M + 3.250%), 5/10/2024[b]	1,316,212

Principal Amount	Bank Loans (13.2%)[a]	Value
Financials (1.0%) - continued
	DJO Finance, LLC, Term Loan
$292,500	5.035%, (LIBOR 3M + 3.250%), 6/7/2020[b]	$293,720
	Gartner, Inc., Term Loan
198,000	3.877%, (LIBOR 1M + 2.000%), 4/5/2024[b]	198,867
	Genworth Holdings, Inc., Term Loan
240,000	6.202%, (LIBOR 3M + 4.500%), 2/28/2023[b]	244,051
	MoneyGram International, Inc., Term Loan
819,651	5.552%, (LIBOR 3M + 3.250%), 3/28/2020[b]	818,217
	TransUnion, LLC, Term Loan
845,750	3.877%, (LIBOR 1M + 2.000%), 4/9/2023[b]	847,687

	Total	6,722,553

Technology (1.3%)
	First Data Corporation, Term Loan
2,150,000	4.122%, (LIBOR 1M + 2.250%), 4/26/2024[b]	2,152,430
	Harland Clarke Holdings Corporation, Term Loan
1,232,854	7.052%, (LIBOR 3M + 4.750%), 10/31/2023[b]	1,242,445
	Micron Technology, Inc., Term Loan
522,342	3.880%, (LIBOR 1M + 2.000%), 4/26/2022[b]	525,445
	Rackspace Hosting, Inc., Term Loan
1,181,597	4.787%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,176,611
	SS&C Technologies Holdings Europe SARL, Term Loan
340,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,d,e]	341,523
	SS&C Technologies, Inc., Term Loan
940,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,d,e]	944,211
	TNS, Inc., Term Loan
767,703	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	770,582
	Western Digital Corporation, Term Loan
1,313,537	3.877%, (LIBOR 1M + 2.000%), 4/29/2023[b]	1,319,868

	Total	8,473,115

Transportation (0.3%)
	Arctic LNG Carriers, Ltd., Term Loan
1,632,663	6.377%, (LIBOR 1M + 4.500%), 5/18/2023[b]	1,644,908
	OSG Bulk Ships, Inc., Term Loan
190,068	6.040%, (LIBOR 3M + 4.250%), 8/5/2019[b,c]	182,465

	Total	1,827,373

Utilities (0.3%)
	EnergySolutions, LLC, Term Loan
385,000	6.630%, (LIBOR 1M + 4.750%), 5/29/2020[b,c]	389,813
	HD Supply Waterworks, Term Loan
643,387	5.116%, (LIBOR 3M + 3.000%), 7/21/2024[b,c]	646,604

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Utilities (0.3%) - continued
	Intergen NV, Term Loan
$444,174	6.240%, (LIBOR 1W + 4.500%), 6/13/2020[b]	$446,026
	Talen Energy Supply, LLC, Term Loan
529,378	5.877%, (LIBOR 1M + 4.000%), 7/6/2023[b]	519,166

	Total	2,001,609

	Total Bank Loans (cost $89,997,998)	89,627,928

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Asset-Backed Securities (3.7%)
	ALM XI Ltd.
1,100,000	4.981%, (LIBOR 3M + 3.250%), 10/17/2026, Ser. 2014-11A, Class CR*,b	1,100,293
	Apidos CLO XVIII
650,000	4.995%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,b	650,378
	Asset Backed Securities Corporation Home Equity Loan Trust
480,387	2.012%, (LIBOR 1M + 0.140%), 7/25/2036, Ser. 2006-HE5, Class A4[b]	470,316
408,084	2.032%, (LIBOR 1M + 0.160%), 11/25/2036, Ser. 2006-HE6, Class A4[b]	401,342
	BlueMountain CLO, Ltd.
1,400,000	2.595%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,b	1,400,812
	CLUB Credit Trust
825,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	824,267
	Foundation Finance Trust
1,104,378	3.300%, 7/15/2033, Ser. 2017-A, Class A3*	1,089,713
	GSAA Home Equity Trust
913,260	2.142%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[b]	868,600
	J.P. Morgan Mortgage Acquisition Trust
1,207,321	4.402%, 3/25/2047, Ser. 2007-HE1, Class AF4[i]	878,252
	Lehman XS Trust
871,280	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bi	802,052
	Lendmark Funding Trust
1,600,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Aj	1,591,742
	Madison Park Funding XIV, Ltd.
1,450,000	4.995%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,b	1,450,396
	Mariner Finance Issuance Trust
1,000,000	3.620%, 2/20/2029, Ser. 2017-AA, Class A*	1,003,588
	Merrill Lynch Mortgage Investors Trust
944,740	3.188%, 6/25/2035, Ser. 2005-A5, Class M1[b]	890,659

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Asset-Backed Securities (3.7%) - continued
	NRZ Advance Receivables Trust Advance Receivables Backed
$650,000	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	$641,952
	Oak Hill Advisors Residential Loan Trust
1,120,061	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1*,i	1,113,494
	Octagon Investment Partners XX, Ltd.
975,000	5.361%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,b	976,015
	Pretium Mortgage Credit Partners, LLC
1,117,736	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[i,j]	1,111,247
	Renaissance Home Equity Loan Trust
311,600	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[i]	225,482
871,897	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[i]	548,653
	SoFi Consumer Loan Program, LLC
654,568	3.050%, 12/26/2025, Ser. 2016-3, Class Aj	654,038
168,021	3.280%, 1/26/2026, Ser. 2017-1, Class Aj	168,315
	Spirit Master Funding, LLC
1,893,692	4.360%, 12/20/2047, Ser. 2017-1A, Class A*	1,905,179
	Upstart Securitization Trust
1,058,705	2.508%, 3/20/2025, Ser. 2107-INV1, Class Aj	1,055,285
	Vericrest Opportunity Loan Transferee
810,009	3.250%, 6/25/2047, Ser. 2017-NPL7, Class A1[i,j]	806,565
403,911	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[i,j]	403,987
359,500	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[i,j]	358,694
631,305	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[i,j]	629,984
	Voya CLO 4, Ltd.
1,225,000	4.722%, (LIBOR 3M + 3.000%), 10/14/2026, Ser. 2014-4A, Class CR*,b	1,225,420

	Total	25,246,720

Basic Materials (1.5%)
	Alcoa Nederland Holding BV
735,000	6.750%, 9/30/2024[j]	786,450
	Anglo American Capital plc
216,000	4.125%, 9/27/2022[j]	218,578
775,000	4.750%, 4/10/2027[j]	783,519
	ArcelorMittal SA
730,000	5.750%, 3/1/2021	769,237
	BWAY Holding Company
760,000	5.500%, 4/15/2024[j]	764,750
	CF Industries, Inc.
860,000	3.450%, 6/1/2023	825,600
	Dow Chemical Company
64,000	8.550%, 5/15/2019	67,926
	E.I. du Pont de Nemours and Company
216,000	2.200%, 5/1/2020	212,989

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Basic Materials (1.5%) - continued
	First Quantum Minerals, Ltd.
$322,000	7.000%, 2/15/2021[j]	$322,805
	FMG Resources Property, Ltd.
795,000	5.125%, 5/15/2024[j,k]	784,061
	Kinross Gold Corporation
108,000	5.125%, 9/1/2021	112,061
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	64,970
	Packaging Corporation of America
164,000	2.450%, 12/15/2020	161,384
	Peabody Securities Finance Corporation
745,000	6.375%, 3/31/2025[j]	772,938
	Platform Specialty Products Corporation
545,000	5.875%, 12/1/2025[j]	532,738
	RPM International, Inc., Convertible
112,000	2.250%, 12/15/2020[k]	125,774
	Sherwin-Williams Company
216,000	2.250%, 5/15/2020	212,389
	Steel Dynamics, Inc.
645,000	5.000%, 12/15/2026	645,000
	Trinseo Materials Operating SCA
820,000	5.375%, 9/1/2025[j]	805,650
	United States Steel Corporation
1,100,000	6.250%, 3/15/2026	1,095,875
	Xstrata Finance Canada, Ltd.
163,000	4.950%, 11/15/2021[j]	169,813

	Total	10,234,507

Capital Goods (1.9%)
	AECOM
1,105,000	5.875%, 10/15/2024	1,156,106
	Ashtead Capital, Inc.
670,000	4.125%, 8/15/2025[j]	643,200
	Bombardier, Inc.
725,000	7.500%, 3/15/2025[j]	744,031
	Building Materials Corporation of America
785,000	6.000%, 10/15/2025[j]	804,625
	Caterpillar Financial Services Corporation
161,000	1.850%, 9/4/2020	157,159
	CEMEX SAB de CV
775,000	5.700%, 1/11/2025[j]	794,763
	Cintas Corporation No. 2
162,000	2.900%, 4/1/2022	159,423
	CNH Industrial Capital, LLC
965,000	4.375%, 11/6/2020	985,506
165,000	4.875%, 4/1/2021	169,744
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	724,525
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	457,150
	General Electric Company
620,000	5.000%, 1/21/2021[b,l]	613,800
	L3 Technologies, Inc.
280,000	4.950%, 2/15/2021	291,753
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	69,349
	Owens-Brockway Glass Container, Inc.
980,000	5.000%, 1/15/2022[j]	989,506

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Capital Goods (1.9%) - continued
	Reynolds Group Issuer, Inc.
$1,125,000	5.125%, 7/15/2023[j]	$1,135,913
	Rockwell Collins, Inc.
162,000	1.950%, 7/15/2019	160,227
	Roper Technologies, Inc.
270,000	2.800%, 12/15/2021	265,542
	Standard Industries, Inc.
185,000	5.500%, 2/15/2023[j]	191,475
	Textron Financial Corporation
1,350,000	3.574%, (LIBOR 3M + 1.735%), 2/15/2042[b,j]	1,231,875
	Textron, Inc.
137,000	7.250%, 10/1/2019	145,574
	United Rentals North America, Inc.
780,000	5.500%, 7/15/2025	798,525

	Total	12,689,771

Collateralized Mortgage Obligations (8.3%)
	Adjustable Rate Mortgage Trust
684,042	3.716%, 11/25/2035, Ser. 2005-9, Class 1A4[b]	613,339
	AJAX Mortgage Loan Trust
831,258	3.470%, 4/25/2057, Ser. 2017-A, Class A*,i	826,736
	Alternative Loan Trust
686,205	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	605,931
	American Home Mortgage Assets Trust
1,159,916	2.062%, (LIBOR 1M + 0.190%), 12/25/2046, Ser. 2006-6, Class A1Ab	972,848
1,105,399	2.062%, (LIBOR 1M + 0.190%), 6/25/2047, Ser. 2007-5, Class A1[b]	891,926
	American Home Mortgage Investment Trust
1,323,546	6.750%, 12/25/2036, Ser. 2006-3, Class 3A2	612,452
	Angel Oak Mortgage Trust
84,934	4.500%, 11/25/2045, Ser. 2015-1, Class A*,i	84,493
	Banc of America Alternative Loan Trust
261,008	2.372%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1[b]	233,068
622,971	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	559,730
	Banc of America Funding Corporation
198,177	3.501%, 5/20/2036, Ser. 2006-D, Class 6A1[b]	182,175
	BCAP, LLC Trust
830,741	2.052%, (LIBOR 1M + 0.180%), 3/25/2037, Ser. 2007-AA1, Class 2A1[b]	795,432
	Bear Stearns Adjustable Rate Mortgage Trust
129,334	3.520%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	131,937
158,353	3.552%, 2/25/2036, Ser. 2005-12, Class 11A1[b]	149,391

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Collateralized Mortgage Obligations (8.3%) - continued
	Bear Stearns Alt-A Trust
$879,647	4.674%, 7/25/2035, Ser. 2005-5, Class 25A1[b]	$723,892
	Citicorp Mortgage Securities Trust
215,675	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	208,416
	Citigroup Mortgage Loan Trust, Inc.
227,808	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	227,015
432,683	3.877%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	362,918
	CitiMortgage Alternative Loan Trust
318,886	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	300,678
	COLT Mortgage Loan Trust
343,365	2.750%, 9/25/2046, Ser. 2016-2, Class A1*,b	342,300
	Countrywide Alternative Loan Trust
157,068	2.272%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[b]	150,804
490,122	3.345%, 10/25/2035, Ser. 2005-43, Class 1A1[b]	478,798
329,980	3.383%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	290,461
252,663	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	238,713
150,404	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	127,258
387,045	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	254,767
115,649	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	113,091
531,937	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	444,962
	Countrywide Home Loan Mortgage Pass Through Trust
606,665	3.466%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	543,406
221,822	3.351%, 2/20/2036, Ser. 2005-HY10, Class 5A1[b]	191,221
	CSMC Mortgage-Backed Trust
608,908	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	555,224
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
194,335	2.072%, (LIBOR 1M + 0.200%), 11/25/2035, Ser. 2005-5, Class 2A1[b]	131,394
393,995	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	405,780
635,982	2.053%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	586,249
1,013,107	2.092%, (LIBOR 1M + 0.220%), 8/25/2047, Ser. 2007-OA5, Class A1Bb	949,800
	Federal Home Loan Mortgage Corporation
3,165,368	2.500%, 12/15/2022, Ser. 4155, Class AIm	138,837
1,207,064	2.500%, 5/15/2027, Ser. 4106, Class HIm	79,659

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Collateralized Mortgage Obligations (8.3%) - continued
$1,529,860	2.500%, 2/15/2028, Ser. 4162, Class AIm	$118,854
4,597,329	2.500%, 3/15/2028, Ser. 4177, Class EIm	372,565
2,287,609	3.000%, 4/15/2028, Ser. 4193, Class AIm	194,905
2,187,198	3.000%, 2/15/2033, Ser. 4170, Class IGm	248,560
	Federal National Mortgage Association
2,003,761	2.500%, 2/25/2028, Ser. 2013-46, Class CIm	134,691
1,591,553	3.000%, 4/25/2028, Ser. 2013-30, Class DIm	160,870
1,911,593	3.500%, 1/25/2033, Ser. 2012-150, Class YIm	247,997
	First Horizon Alternative Mortgage Securities Trust
502,744	3.492%, 3/25/2035, Ser. 2005-AA2, Class 1A1[b]	483,401
538,731	3.352%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	527,736
577,034	6.000%, (LIBOR 1M + 1.000%), 8/25/2036, Ser. 2006-FA4, Class 1A4[b]	480,394
	First Horizon Mortgage Pass-Through Trust
490,633	3.451%, 8/25/2037, Ser. 2007-AR2, Class 1A2[b]	419,875
	GCAT, LLC
305,857	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,i	303,820
	GMAC Mortgage Corporation Loan Trust
854,891	3.765%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	812,374
	Government National Mortgage Association
1,632,554	4.000%, 1/16/2027, Ser. 2012-3, Class IOm	147,967
	Greenpoint Mortgage Funding Trust
506,994	2.072%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	445,199
	HarborView Mortgage Loan Trust
934,400	3.628%, 7/19/2035, Ser. 2005-4, Class 3A1[b]	820,333
	Impac Secured Assets Trust
1,425,238	2.112%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2014-GC18, Class A3[b]	1,174,532
	IndyMac IMJA Mortgage Loan Trust
582,446	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	471,303
	IndyMac INDX Mortgage Loan Trust
717,250	3.448%, 10/25/2035, Ser. 2005-AR19, Class A1[b]	649,912
610,153	2.512%, (LIBOR 1M + 0.640%), 7/25/2045, Ser. 2005-16IP, Class A1[b]	587,606
	J.P. Morgan Alternative Loan Trust
750,078	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	668,683

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Collateralized Mortgage Obligations (8.3%) - continued
	J.P. Morgan Mortgage Trust
$154,113	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	$166,844
392,258	3.563%, 8/25/2035, Ser. 2005-A5, Class 1A2[b]	390,557
714,009	3.675%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	673,837
708,088	3.605%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	653,229
553,322	2.252%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	328,038
360,187	3.589%, 1/25/2037, Ser. 2006-A7, Class 2A2[b]	363,470
305,463	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	200,508
	Lehman Mortgage Trust
295,066	2.622%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[b]	236,213
	Master Asset Securitization Trust
911,322	2.372%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	460,721
	MASTR Alternative Loans Trust
144,942	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	146,343
315,766	2.322%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	152,367
	Merrill Lynch Alternative Note Asset Trust
450,784	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	371,896
	Mill City Mortgage Loan Trust
1,012,259	2.750%, 11/25/2058, Ser. 2017-1, Class A1[b,j]	1,001,983
	Morgan Stanley Mortgage Loan Trust
323,567	3.527%, 11/25/2035, Ser. 2005-6AR, Class 5A1[b]	257,681
	MortgageIT Trust
537,024	2.132%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[b]	533,675
1,499,255	2.072%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	1,330,926
	New Century Alternative Mortgage Loan Trust
819,469	6.167%, 7/25/2036, Ser. 2006-ALT1, Class AF6[i]	471,867
	Preston Ridge Partners Mortgage Trust, LLC
604,740	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,i	604,745
789,794	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,i	786,806
	Pretium Mortgage Credit Partners, LLC
806,037	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,i	805,316
	RCO 2017-INV1 Trust
1,436,696	3.197%, 11/25/2052, Ser. 2014-3A, Class A1R*,b	1,446,474

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Collateralized Mortgage Obligations (8.3%) - continued
	Residential Accredit Loans, Inc. Trust
$1,087,209	4.377%, 9/25/2035, Ser. 2005-QA10, Class A31[b]	$966,517
423,524	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	411,807
647,744	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	593,181
1,203,087	2.422%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-3, Class A1Bb	955,532
516,333	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	481,761
901,260	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	843,792
552,267	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	529,048
230,650	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	210,842
953,493	2.062%, (LIBOR 1M + 0.190%), 7/25/2037, Ser. 2007-QH6, Class A1[b]	896,362
	Residential Asset Securitization Trust
624,994	6.221%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	529,398
356,712	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	366,296
733,591	2.252%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[b]	180,346
	Residential Funding Mortgage Security I Trust
516,318	5.750%, 2/25/2036, Ser. 2006-S2, Class A1	492,683
623,554	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	592,409
	Sequoia Mortgage Trust
1,252,805	3.602%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	1,035,411
	Structured Adjustable Rate Mortgage Loan Trust
49,505	3.809%, 12/25/2034, Ser. 2004-18, Class 5Ab	48,978
445,209	3.579%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	410,452
248,678	4.056%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	201,976
	Structured Asset Mortgage Investments, Inc.
1,119,090	2.182%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	1,011,258
	Sunset Mortgage Loan Company, LLC
226,623	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,i	227,189
585,952	3.500%, 6/15/2047, Ser. 2017-NPL1, Class A*,i	580,444
155,986	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,i	156,033
	Suntrust Alternative Loan Trust
479,118	5.750%, 12/25/2035, Ser. 2005-1F, Class 2A5	470,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Collateralized Mortgage Obligations (8.3%) - continued
	WaMu Mortgage Pass Through Certificates
$750,830	3.244%, 8/25/2036, Ser. 2006-AR8, Class 3A2[b]	$712,224
898,957	2.795%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	847,012
74,135	3.303%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	69,627
1,150,088	2.243%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	1,037,262
1,110,082	2.163%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	994,876
1,069,475	2.021%, (12 MTA + 0.820%), 12/25/2046, Ser. 2006-AR17, Class 1Ab	966,682
385,812	2.027%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Ab	344,916
	Washington Mutual Mortgage Pass Through Certificates
322,648	2.472%, (LIBOR 1M + 0.600%), 6/25/2035, Ser. 2005-4, Class 5A5[b]	279,552
562,621	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	533,460
802,561	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	484,723
405,744	2.203%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Ab	373,247
	Washington Mutual Mortgage Pass Through Certificates Trust
763,655	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	628,931
817,860	2.033%, (12 MTA + 0.750%), 2/25/2047, Ser. 2007-OA3, Class 2Ab	687,839
	Wells Fargo Mortgage Backed Securities Trust
695,575	3.577%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	691,104
196,603	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	196,138
267,020	6.000%, 11/25/2037, Ser. 2007-15, Class A1	265,320

	Total	56,665,700

Communications Services (3.1%)
	Altice US Finance I Corporation
725,000	5.500%, 5/15/2026[j]	706,875
	AMC Networks, Inc.
1,080,000	5.000%, 4/1/2024	1,067,224
	American Tower Corporation
60,000	2.800%, 6/1/2020	59,551
98,000	3.450%, 9/15/2021	98,169
	AT&T, Inc.
104,000	5.875%, 10/1/2019	108,436
108,000	5.200%, 3/15/2020	112,197
380,000	3.400%, 8/14/2024	381,740
	British Sky Broadcasting Group plc
110,000	3.125%, 11/26/2022[j]	108,865

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Communications Services (3.1%) - continued
	CCO Holdings, LLC
$1,000,000	5.875%, 4/1/2024[j]	$1,017,500
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	408,000
	Charter Communications Operating, LLC
409,000	3.579%, 7/23/2020	410,099
35,000	4.464%, 7/23/2022	35,766
	Clear Channel Worldwide Holdings, Inc.
1,070,000	6.500%, 11/15/2022	1,088,725
	Comcast Corporation
216,000	1.625%, 1/15/2022	203,551
	Crown Castle International Corporation
140,000	3.400%, 2/15/2021	140,507
800,000	5.250%, 1/15/2023	849,844
109,000	3.150%, 7/15/2023	105,644
	CSC Holdings, LLC
80,000	5.500%, 4/15/2027[j]	76,600
	Digicel, Ltd.
760,000	6.000%, 4/15/2021*	713,450
	Discovery Communications, LLC
108,000	2.200%, 9/20/2019	106,886
216,000	2.950%, 3/20/2023	208,072
	DISH Network Corporation, Convertible
929,000	3.375%, 8/15/2026	894,813
	IAC FinanceCo, Inc., Convertible
383,000	0.875%, 10/1/2022[j]	457,838
	Intelsat Jackson Holdings SA
1,165,000	8.000%, 2/15/2024[j]	1,224,706
	Level 3 Communications, Inc.
475,000	5.375%, 1/15/2024	462,830
	Level 3 Financing, Inc.
280,000	5.375%, 5/1/2025	271,600
435,000	5.250%, 3/15/2026	409,988
	Liberty Interactive, LLC, Convertible
791,000	1.750%, 9/30/2046[j]	876,270
	Liberty Media Corporation, Convertible
736,000	1.000%, 1/30/2023	771,756
	Meredith Corporation
870,000	6.875%, 2/1/2026[j]	892,838
	Moody’s Corporation
108,000	2.750%, 12/15/2021	106,016
	Neptune Finco Corporation
512,000	10.875%, 10/15/2025[j]	601,595
	Netflix, Inc.
905,000	4.875%, 4/15/2028[j]	870,248
	Nexstar Escrow Corporation
556,000	5.625%, 8/1/2024[j]	544,713
	Orange SA
185,000	1.625%, 11/3/2019	181,153
	Quebecor Media, Inc.
635,000	5.750%, 1/15/2023	650,875
	SFR Group SA
770,000	6.000%, 5/15/2022[j]	752,675
	Sprint Corporation
760,000	7.625%, 2/15/2025[k]	747,650
	Telefonica Emisiones SAU
126,000	3.192%, 4/27/2018	126,050
	Time Warner, Inc.
108,000	4.875%, 3/15/2020	111,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Communications Services (3.1%) - continued
	Verizon Communications, Inc.
$67,000	2.946%, 3/15/2022	$65,855
	Viacom, Inc.
161,000	4.250%, 9/1/2023	163,339
	Virgin Media Secured Finance plc
755,000	5.250%, 1/15/2026[j]	726,687
	Windstream Services, LLC
645,000	8.625%, 10/31/2025[j]	596,625
	World Wrestling Entertainment, Inc., Convertible
475,000	3.375%, 12/15/2023[j]	742,188

	Total	21,257,665

Consumer Cyclical (2.5%)
	Allison Transmission, Inc.
1,115,000	5.000%, 10/1/2024[j]	1,105,244
	American Honda Finance Corporation
162,000	2.000%, 2/14/2020	159,574
	BMW US Capital, LLC
145,000	1.500%, 4/11/2019[j]	143,319
	Brookfield Residential Properties, Inc.
730,000	6.125%, 7/1/2022[j]	749,162
	D.R. Horton, Inc.
160,000	2.550%, 12/1/2020	157,540
	Delphi Jersey Holdings plc
840,000	5.000%, 10/1/2025[j]	805,350
	Ford Motor Credit Company, LLC
216,000	2.262%, 3/28/2019	214,529
210,000	1.897%, 8/12/2019	206,703
95,000	2.597%, 11/4/2019	94,234
162,000	3.336%, 3/18/2021	160,985
	General Motors Financial Company, Inc.
162,000	2.650%, 4/13/2020	160,019
162,000	4.375%, 9/25/2021	166,507
108,000	3.150%, 6/30/2022	105,689
	Home Depot, Inc.
110,000	2.000%, 4/1/2021	107,294
65,000	2.625%, 6/1/2022	64,009
	Hyundai Capital America
108,000	2.550%, 4/3/2020[j]	106,308
108,000	2.750%, 9/18/2020[j]	106,354
	Jaguar Land Rover Automotive plc
200,000	4.125%, 12/15/2018[j]	200,750
383,000	5.625%, 2/1/2023[j]	390,660
	L Brands, Inc.
570,000	5.625%, 2/15/2022	591,375
	Landry’s, Inc.
740,000	6.750%, 10/15/2024[j]	745,550
	Lennar Corporation
161,000	2.950%, 11/29/2020[j]	156,991
1,180,000	4.500%, 4/30/2024	1,156,400
	Live Nation Entertainment, Inc.
1,110,000	5.375%, 6/15/2022[j]	1,134,975
	McDonald’s Corporation
216,000	2.625%, 1/15/2022	212,578
	MGM Resorts International
775,000	6.000%, 3/15/2023	813,750
	Navistar International Corporation
855,000	6.625%, 11/1/2025[j]	855,000
	New Red Finance, Inc.
800,000	4.250%, 5/15/2024[j,k]	764,000

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Consumer Cyclical (2.5%) - continued
	Newell Rubbermaid, Inc.
$95,000	3.150%, 4/1/2021	$94,109
	Nissan Motor Acceptance Corporation
162,000	2.000%, 3/8/2019[j]	160,779
	Prime Security Services Borrower, LLC
827,000	9.250%, 5/15/2023[j]	896,261
	PulteGroup, Inc.
1,105,000	4.250%, 3/1/2021	1,117,266
	Ralph Lauren Corporation
70,000	2.625%, 8/18/2020	69,746
	Royal Caribbean Cruises, Ltd.
750,000	5.250%, 11/15/2022	808,600
	Six Flags Entertainment Corporation
770,000	4.875%, 7/31/2024[j]	749,788
	Starbucks Corporation
115,000	2.100%, 2/4/2021	112,675
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	124,769
	Visa, Inc.
70,000	2.200%, 12/14/2020	68,919
	Volkswagen Group of America Finance, LLC
150,000	2.450%, 11/20/2019[j]	148,405
	Yum! Brands, Inc.
1,105,000	5.000%, 6/1/2024[j]	1,098,094

	Total	17,084,260

Consumer Non-Cyclical (2.4%)
	Abbott Laboratories
216,000	2.550%, 3/15/2022	210,096
162,000	3.400%, 11/30/2023	160,766
	AbbVie, Inc.
216,000	2.500%, 5/14/2020	213,179
108,000	2.900%, 11/6/2022	105,462
	Albertsons Companies, LLC
1,000,000	6.625%, 6/15/2024	896,250
	Amgen, Inc.
225,000	3.875%, 11/15/2021	229,880
216,000	2.650%, 5/11/2022	210,754
	Anheuser-Busch InBev Finance, Inc.
275,000	2.650%, 2/1/2021	272,800
120,000	3.033%, (LIBOR 3M + 1.260%), 2/1/2021[b]	123,331
108,000	3.300%, 2/1/2023	108,024
	Anheuser-Busch InBev Worldwide, Inc.
224,000	3.500%, 1/12/2024[e]	225,483
	BAT Capital Corporation
109,000	2.297%, 8/14/2020[j]	106,854
110,000	2.764%, 8/15/2022[j]	106,364
	Bayer U.S. Finance, LLC
220,000	2.375%, 10/8/2019[j]	218,077
	Becton, Dickinson and Company
162,000	2.944%, (LIBOR 3M + 0.875%), 12/29/2020[b]	162,172
216,000	3.125%, 11/8/2021	212,487
	Boston Scientific Corporation
35,000	6.000%, 1/15/2020	36,724
	Bunge, Ltd. Finance Corporation
70,000	3.500%, 11/24/2020	70,229
	Cardinal Health, Inc.
110,000	1.948%, 6/14/2019	108,799
110,000	2.616%, 6/15/2022	106,305

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Consumer Non-Cyclical (2.4%) - continued
	CVS Health Corporation
$218,000	3.350%, 3/9/2021	$219,149
108,000	2.750%, 12/1/2022	103,922
327,000	3.700%, 3/9/2023	328,004
	Envision Healthcare Corporation
750,000	5.125%, 7/1/2022[j]	746,250
	Express Scripts Holding Company
108,000	4.750%, 11/15/2021	112,361
	Forest Laboratories, LLC
53,000	4.875%, 2/15/2021[j]	54,769
	Gilead Sciences, Inc.
200,000	1.950%, 3/1/2022	191,340
	HCA, Inc.
430,000	5.250%, 6/15/2026	435,590
575,000	4.500%, 2/15/2027	554,875
	J.M. Smucker Company
110,000	2.200%, 12/6/2019	108,663
	JBS USA, LLC
390,000	5.875%, 7/15/2024[j]	380,367
780,000	5.750%, 6/15/2025[j]	727,350
	Kraft Heinz Foods Company
210,000	5.375%, 2/10/2020	218,571
	Kroger Company
110,000	2.800%, 8/1/2022	106,961
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	4,960
	Mead Johnson Nutrition Company
70,000	3.000%, 11/15/2020	69,718
	Medtronic Global Holdings SCA
216,000	1.700%, 3/28/2019	214,016
	Molson Coors Brewing Company
185,000	1.450%, 7/15/2019	181,571
	Mondelez International Holdings Netherlands BV
162,000	2.000%, 10/28/2021[j]	154,560
	Mylan NV
216,000	3.150%, 6/15/2021	213,120
	PepsiCo, Inc.
210,000	2.234%, (LIBOR 3M + 0.530%), 10/6/2021[b]	212,587
	Pernod Ricard SA
190,000	5.750%, 4/7/2021[j]	203,767
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024	517,500
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[j]	748,600
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	34,999
	Shire Acquisitions Investments Ireland Designated Activity Company
225,000	1.900%, 9/23/2019	221,267
216,000	2.400%, 9/23/2021	208,510
	Simmons Foods, Inc.
840,000	5.750%, 11/1/2024[j]	762,300
	Smithfield Foods, Inc.
162,000	2.700%, 1/31/2020[j]	159,691
	Teleflex, Inc.
725,000	4.875%, 6/1/2026	717,750
	Tenet Healthcare Corporation
1,005,000	8.125%, 4/1/2022	1,047,713
	Teva Pharmaceutical Finance Company BV
108,000	2.950%, 12/18/2022	95,625

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Consumer Non-Cyclical (2.4%) - continued
	Teva Pharmaceutical Finance IV, LLC
$55,000	2.250%, 3/18/2020	$52,114
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	180,065
	TreeHouse Foods, Inc.
510,000	4.875%, 3/15/2022	508,088
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	101,527
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[j]	413,075
	VRX Escrow Corporation
800,000	6.125%, 4/15/2025[j]	690,400
	Zimmer Biomet Holdings, Inc.
167,000	2.928%, (LIBOR 3M + 0.750%), 3/19/2021[b]	167,256
	Zoetis, Inc.
161,000	3.450%, 11/13/2020	162,106

	Total	16,215,093

Energy (2.6%)
	Alliance Resource Operating Partners, LP
760,000	7.500%, 5/1/2025[j]	798,000
	Anadarko Petroleum Corporation
77,000	8.700%, 3/15/2019	81,010
	Antero Resources Corporation
260,000	5.125%, 12/1/2022	261,950
500,000	5.625%, 6/1/2023	510,000
	BP Capital Markets plc
108,000	2.315%, 2/13/2020	106,811
442,000	2.520%, 9/19/2022	429,009
	Buckeye Partners, LP
98,000	2.650%, 11/15/2018	97,755
	Canadian Natural Resources, Ltd.
110,000	2.950%, 1/15/2023	106,774
	Canadian Oil Sands, Ltd.
108,000	9.400%, 9/1/2021[j]	125,260
	Cenovus Energy, Inc.
108,000	3.800%, 9/15/2023	106,710
	Cheniere Energy Partners, LP
840,000	5.250%, 10/1/2025[j]	828,450
	Concho Resources, Inc.
320,000	4.375%, 1/15/2025	324,059
	Continental Resources, Inc.
108,000	5.000%, 9/15/2022	109,485
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023	513,825
	Enbridge, Inc.
110,000	2.900%, 7/15/2022	106,684
	Encana Corporation
190,000	3.900%, 11/15/2021	192,420
	Energy Transfer Equity, LP
780,000	5.500%, 6/1/2027	781,950
	Energy Transfer Partners, LP
165,000	4.150%, 10/1/2020	167,270
	Enterprise Products Operating, LLC
345,000	5.250%, 8/16/2077[b]	335,512
	EOG Resources, Inc.
180,000	2.625%, 3/15/2023	173,528
	EQT Corporation
62,000	8.125%, 6/1/2019	65,653
110,000	3.000%, 10/1/2022	106,850
	Exxon Mobil Corporation
140,000	1.708%, 3/1/2019	138,985

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Energy (2.6%) - continued
	Kinder Morgan Energy Partners, LP
$109,000	9.000%, 2/1/2019	$114,238
216,000	3.450%, 2/15/2023	212,253
	Marathon Oil Corporation
108,000	2.700%, 6/1/2020	106,389
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	70,553
	MEG Energy Corporation
250,000	6.375%, 1/30/2023[j]	208,750
	MPLX, LP
162,000	4.500%, 7/15/2023	167,630
1,010,000	4.875%, 12/1/2024	1,058,606
	Nabors Industries, Inc.
430,000	5.750%, 2/1/2025[j]	405,813
	Nabors Industries, Inc., Convertible
360,000	0.750%, 1/15/2024[j,k]	269,431
	ONEOK Partners, LP
107,000	3.800%, 3/15/2020	107,806
	ONEOK, Inc.
107,000	7.500%, 9/1/2023	124,658
	Parsley Energy, LLC
360,000	5.625%, 10/15/2027[j]	360,000
	PBF Holding Company, LLC
625,000	7.250%, 6/15/2025	649,219
	Petrobras Global Finance BV
43,000	8.375%, 5/23/2021	48,955
	Petroleos Mexicanos
108,000	6.375%, 2/4/2021	115,074
	Plains All American Pipeline, LP
247,000	5.000%, 2/1/2021	255,114
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	758,679
	Sabine Pass Liquefaction, LLC
108,000	6.250%, 3/15/2022	117,161
108,000	5.625%, 4/15/2023	115,305
775,000	5.625%, 3/1/2025	832,321
	Sanchez Energy Corporation
140,000	6.125%, 1/15/2023	102,113
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[j]	69,816
	Sinopec Group Overseas Development, Ltd.
210,000	1.750%, 9/29/2019[j]	205,924
	Southwestern Energy Company
840,000	7.500%, 4/1/2026	848,400
	SRC Energy, Inc.
680,000	6.250%, 12/1/2025[j]	681,700
	Sunoco Logistics Partners Operations, LP
70,000	4.400%, 4/1/2021	71,485
	Sunoco, LP
305,000	5.500%, 2/15/2026[j]	294,325
460,000	5.875%, 3/15/2028[j]	444,475
	Tallgrass Energy Partners, LP
600,000	5.500%, 1/15/2028[j]	605,250
	Weatherford International, Ltd.
735,000	8.250%, 6/15/2023[k]	639,450
	Western Gas Partners, LP
110,000	4.000%, 7/1/2022	109,714
	Whiting Petroleum Corporation, Convertible
562,000	1.250%, 4/1/2020	528,975
	Williams Partners, LP
215,000	4.500%, 11/15/2023	220,816

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Energy (2.6%) - continued
	WPX Energy, Inc.
$335,000	7.500%, 8/1/2020	$358,450

	Total	17,746,798

Financials (6.6%)
	ACE INA Holdings, Inc.
70,000	2.875%, 11/3/2022	69,324
	Aegon NV
720,000	2.650%, (USISDA 10Y + 0.100%), 7/15/2018[b,l]	639,504
	AIG Global Funding
220,000	2.150%, 7/2/2020[j]	215,774
	Air Lease Corporation
35,000	2.625%, 9/4/2018	34,961
220,000	2.500%, 3/1/2021	215,694
	Ally Financial, Inc.
600,000	3.750%, 11/18/2019	601,500
350,000	4.125%, 3/30/2020	351,313
	American Express Credit Corporation
108,000	2.117%, (LIBOR 3M + 0.330%), 5/3/2019[b]	108,126
108,000	2.200%, 3/3/2020	106,476
70,000	3.157%, (LIBOR 3M + 1.050%), 9/14/2020[b]	71,154
	Ares Capital Corporation
218,000	3.875%, 1/15/2020	220,247
	Athene Global Funding
165,000	4.000%, 1/25/2022[j]	166,996
	Banco Bilbao Vizcaya Argentaria SA
200,000	6.125%, 11/16/2027[b,l]	193,900
	Banco Santander SA
1,000,000	6.375%, 5/19/2019[b,l]	1,013,526
	Bank of America Corporation
108,000	2.369%, 7/21/2021[b]	105,965
218,000	2.328%, 10/1/2021[b]	213,148
218,000	2.738%, 1/23/2022[b]	214,899
200,000	3.004%, 12/20/2023[b,j]	196,106
218,000	3.550%, 3/5/2024[b]	218,591
	Bank of Montreal
185,000	1.500%, 7/18/2019	181,844
163,000	2.100%, 6/15/2020	159,896
	Bank of New York Mellon Corporation
216,000	2.600%, 2/7/2022	211,844
	Bank of Nova Scotia
162,000	2.700%, 3/7/2022	158,845
	Barclays Bank plc
100,000	5.140%, 10/14/2020	103,256
	Barclays plc
210,000	3.200%, 8/10/2021	207,494
	BB&T Corporation
220,000	2.150%, 2/1/2021	215,340
	BNP Paribas SA
350,000	7.625%, 3/30/2021[b,j,l]	375,813
	BNZ International Funding, Ltd.
250,000	3.087%, (LIBOR 3M + 0.980%), 9/14/2021[b,j]	253,515
	Capital One Financial Corporation
108,000	2.500%, 5/12/2020	106,299
324,000	3.050%, 3/9/2022	317,648
	Capital One NA
210,000	2.400%, 9/5/2019	208,023
	CBOE Holdings, Inc.
165,000	1.950%, 6/28/2019	163,056

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Financials (6.6%) - continued
	Central Fidelity Capital Trust I
$445,000	2.720%, (LIBOR 3M + 1.000%), 4/15/2027[b]	$422,750
	CIT Group, Inc.
925,000	5.000%, 8/15/2022	946,969
	Citigroup, Inc.
200,000	2.050%, 6/7/2019	198,146
216,000	2.450%, 1/10/2020	213,971
216,000	2.650%, 10/26/2020	213,388
97,000	2.350%, 8/2/2021	94,166
108,000	2.750%, 4/25/2022	105,173
108,000	2.450%, (LIBOR 3M + 0.690%), 10/27/2022[b]	107,480
218,000	3.142%, 1/24/2023[b]	215,310
	Citizens Bank NA
250,000	2.200%, 5/26/2020	244,762
	CNA Financial Corporation
250,000	5.750%, 8/15/2021	268,597
	Commonwealth Bank of Australia
216,000	2.250%, 3/10/2020[j]	212,926
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
216,000	3.950%, 11/9/2022	218,198
	Credit Agricole SA
108,000	3.375%, 1/10/2022[j]	107,095
270,000	8.125%, 12/23/2025[b,j,l]	307,581
	Credit Suisse Group AG
600,000	7.500%, 12/11/2023[b,j,l]	649,612
	Credit Suisse Group Funding Guernsey, Ltd.
325,000	3.800%, 9/15/2022	327,169
	Credit Suisse Group Funding, Ltd.
216,000	3.125%, 12/10/2020	214,764
	Deutsche Bank AG
108,000	2.700%, 7/13/2020	105,698
324,000	4.250%, 10/14/2021	329,020
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	99,682
	Digital Realty Trust, LP
165,000	2.750%, 2/1/2023	158,363
	Discover Bank
43,000	8.700%, 11/18/2019	46,554
218,000	3.100%, 6/4/2020	217,173
	Fifth Third Bancorp
164,000	2.600%, 6/15/2022	158,968
	Goldman Sachs Group, Inc.
227,000	7.500%, 2/15/2019	236,121
216,000	5.375%, 5/10/2020[b,l]	221,741
162,000	2.600%, 12/27/2020	159,604
216,000	5.250%, 7/27/2021	228,729
160,000	3.009%, (LIBOR 3M + 1.170%), 11/15/2021[b]	161,955
216,000	3.000%, 4/26/2022	212,034
164,000	2.876%, 10/31/2022[b]	160,503
108,000	3.075%, (LIBOR 3M + 1.050%), 6/5/2023[b]	108,571
	Goldman Sachs Group, Inc., Convertible
2,450,000	0.500%, 9/24/2022[c]	3,838,905
	Guardian Life Global Funding
200,000	2.000%, 4/26/2021[j]	193,623
	HCP, Inc.
64,000	3.750%, 2/1/2019	64,325
	Hospitality Properties Trust
80,000	4.250%, 2/15/2021	81,398

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Financials (6.6%) - continued
	HSBC Holdings plc
$324,000	3.400%, 3/8/2021	$325,446
216,000	6.875%, 6/1/2021[b,l]	228,150
210,000	3.196%, (LIBOR 3M + 1.500%), 1/5/2022[b]	216,262
250,000	6.375%, 9/17/2024[b,l]	253,125
	Huntington Bancshares, Inc.
140,000	3.150%, 3/14/2021	139,277
	Icahn Enterprises, LP
325,000	6.750%, 2/1/2024	330,688
430,000	6.375%, 12/15/2025	432,150
	ILFC E-Capital Trust II
1,560,000	4.890%, (H15T30Y + 1.800%), 12/21/2065[b,j]	1,524,900
	International Lease Finance Corporation
216,000	4.625%, 4/15/2021	222,903
216,000	5.875%, 8/15/2022	231,742
	Intesa Sanpaolo SPA
227,000	3.125%, 7/14/2022[j]	219,315
	Iron Mountain, Inc.
665,000	4.875%, 9/15/2027[j]	616,788
	J.P. Morgan Chase & Company
161,000	2.686%, (LIBOR 3M + 0.680%), 6/1/2021[b]	161,884
210,000	2.295%, 8/15/2021	204,139
440,000	2.972%, 1/15/2023	431,434
162,000	2.776%, 4/25/2023[b]	158,178
215,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[b]	218,160
	KeyBank NA
250,000	1.600%, 8/22/2019	246,070
	Liberty Mutual Group, Inc.
25,000	5.000%, 6/1/2021[j]	26,281
525,000	10.750%, 6/15/2058*,b	813,750
	Lincoln National Corporation
185,000	6.250%, 2/15/2020	195,561
	Lloyds Bank plc
750,000	12.000%, 12/16/2024[b,j,l]	943,438
	Lloyds Banking Group plc
215,000	3.000%, 1/11/2022	211,578
800,000	6.413%, 10/1/2035[b,j,l]	882,000
710,000	6.657%, 5/21/2037[b,j,l]	792,094
	Macquarie Bank, Ltd.
250,000	6.125%, 3/8/2027[b,j,k,l]	244,063
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[j]	1,032,865
	MetLife, Inc.
95,000	9.250%, 4/8/2038[j]	129,200
	MGIC Investment Corporation, Convertible
505,000	9.000%, 4/1/2063[j]	684,117
	Mitsubishi UFJ Financial Group, Inc.
250,000	3.149%, (LIBOR 3M + 1.060%), 9/13/2021[b]	253,678
108,000	2.998%, 2/22/2022	106,545
220,000	3.455%, 3/2/2023	219,699
	Mizuho Financial Group, Inc.
250,000	3.229%, (LIBOR 3M + 1.140%), 9/13/2021[b]	253,932
	Morgan Stanley
210,000	2.800%, 6/16/2020	208,560
200,000	2.500%, 4/21/2021	195,931
216,000	5.500%, 7/28/2021	230,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Financials (6.6%) - continued
$216,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[b]	$218,609
108,000	2.750%, 5/19/2022	105,293
64,000	4.875%, 11/1/2022	67,042
218,000	3.125%, 1/23/2023	214,811
	MPT Operating Partnership, LP
510,000	5.500%, 5/1/2024	520,205
	National City Corporation
86,000	6.875%, 5/15/2019	89,762
	New York Life Global Funding
70,000	1.550%, 11/2/2018[j]	69,613
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	84,925
	Park Aerospace Holdings, Ltd.
405,000	5.500%, 2/15/2024[j]	392,850
	PNC Bank NA
216,000	2.450%, 11/5/2020	212,632
	Quicken Loans, Inc.
1,160,000	5.750%, 5/1/2025[j]	1,157,100
	Realty Income Corporation
162,000	5.750%, 1/15/2021	172,113
	Regions Bank
28,000	7.500%, 5/15/2018	28,156
	Regions Financial Corporation
90,000	3.200%, 2/8/2021	89,820
	Reinsurance Group of America, Inc.
162,000	4.700%, 9/15/2023	168,176
	Royal Bank of Canada
216,000	2.125%, 3/2/2020	212,865
	Royal Bank of Scotland Group plc
470,000	7.500%, 8/10/2020[b,l]	488,800
364,000	8.625%, 8/15/2021[b,l]	395,395
230,000	7.648%, 9/30/2031[b,l]	287,500
	Santander UK Group Holdings plc
210,000	2.875%, 8/5/2021	205,635
	Santander UK plc
64,000	3.050%, 8/23/2018	64,138
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	69,222
120,000	2.500%, 7/15/2021	117,432
	Societe Generale SA
900,000	8.000%, 9/29/2025[b,j,l]	1,006,875
	Standard Chartered plc
210,000	3.015%, (LIBOR 3M + 1.130%), 8/19/2019[b,j]	212,073
	State Street Capital Trust IV
1,138,000	3.125%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,030,004
	State Street Corporation
70,000	2.785%, (LIBOR 3M + 0.900%), 8/18/2020[b]	70,862
	Sumitomo Mitsui Financial Group, Inc.
216,000	2.934%, 3/9/2021	214,253
215,000	3.737%, (LIBOR 3M + 1.680%), 3/9/2021[b]	222,292
108,000	2.784%, 7/12/2022	105,302
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[j]	248,080
	SunTrust Banks, Inc.
95,000	2.900%, 3/3/2021	94,348
	Synchrony Financial
108,000	3.000%, 8/15/2019	107,666
25,000	3.017%, (LIBOR 3M + 1.230%), 2/3/2020[b]	25,325

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Financials (6.6%) - continued
$94,000	3.750%, 8/15/2021	$94,768
	Toronto-Dominion Bank
80,000	2.585%, (LIBOR 3M + 0.840%), 1/22/2019[b]	80,444
70,000	3.037%, (LIBOR 3M + 0.930%), 12/14/2020[b]	71,151
	UBS Group Funding Jersey, Ltd.
216,000	3.000%, 4/15/2021[j]	213,681
	UnitedHealth Group, Inc.
70,000	3.350%, 7/15/2022	70,481
	USB Realty Corporation
1,205,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,j,l]	1,086,006
	Wachovia Capital Trust II
220,000	2.222%, (LIBOR 3M + 0.500%), 1/15/2027[b]	206,800
	Wells Fargo & Company
205,000	2.100%, 7/26/2021	197,932
110,000	2.625%, 7/22/2022	106,377
216,000	2.851%, (LIBOR 3M + 1.110%), 1/24/2023[b]	218,958
250,000	3.002%, (LIBOR 3M + 1.230%), 10/31/2023[b]	253,633
	Welltower, Inc.
162,000	4.950%, 1/15/2021	168,687
	Westpac Banking Corporation
275,000	2.735%, (LIBOR 3M + 0.850%), 8/19/2021[b]	279,197

	Total	44,872,949

Mortgage-Backed Securities (8.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,950,000	3.000%, 4/1/2033[e]	1,945,616
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,150,000	4.000%, 4/1/2048[e]	8,362,255
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
7,950,000	3.000%, 4/1/2048[e]	7,747,004
15,025,000	3.500%, 4/1/2048[e]	15,046,316
10,350,000	4.000%, 4/1/2048[e]	10,616,334
8,000,000	4.500%, 4/1/2048[e]	8,373,777
	Radnor RE, Ltd.
1,700,000	4.554%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2*,b,c	1,703,570

	Total	53,794,872

Technology (2.1%)
	Alliance Data Systems Corporation
420,000	5.375%, 8/1/2022[j]	420,000
	Apple, Inc.
217,000	2.850%, 5/6/2021	216,773
216,000	2.161%, (LIBOR 3M + 0.350%), 5/11/2022[b]	217,340
217,000	2.400%, 1/13/2023	210,652
	Baidu, Inc.
109,000	3.000%, 6/30/2020	108,268
	Broadcom Corporation
222,000	2.650%, 1/15/2023	211,294
222,000	3.625%, 1/15/2024	218,301

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Technology (2.1%) - continued
	CommScope Technologies Finance, LLC
$780,000	6.000%, 6/15/2025[j]	$811,590
	Cypress Semiconductor Corporation, Convertible
446,000	4.500%, 1/15/2022	622,259
	Diamond 1 Finance Corporation
95,000	3.480%, 6/1/2019[j]	95,423
216,000	5.450%, 6/15/2023[j]	228,888
	Equinix, Inc.
675,000	5.750%, 1/1/2025	702,000
	Fidelity National Information Services, Inc.
40,000	3.625%, 10/15/2020	40,497
275,000	2.250%, 8/15/2021	265,706
	Harland Clarke Holdings Corporation
800,000	8.375%, 8/15/2022[j]	814,000
	Hewlett Packard Enterprise Company
268,000	3.600%, 10/15/2020	270,441
	Intel Corporation
160,000	1.700%, 5/19/2021	154,552
70,000	3.100%, 7/29/2022	70,282
	Intel Corporation, Convertible
410,000	3.250%, 8/1/2039	1,019,854
	Microchip Technology, Inc., Convertible
181,000	1.625%, 2/15/2027	213,982
	Micron Technology, Inc., Convertible
295,000	2.375%, 5/1/2032	1,597,087
450,000	3.000%, 11/15/2043	805,231
	Microsoft Corporation
216,000	2.400%, 2/6/2022	212,295
	NetApp, Inc.
164,000	2.000%, 9/27/2019	161,446
	NXP BV
565,000	3.875%, 9/1/2022[j]	560,762
	ON Semiconductor Corporation, Convertible
454,000	1.625%, 10/15/2023[j,k]	621,188
	Oracle Corporation
60,000	2.500%, 5/15/2022	58,805
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[j]	793,040
	Red Hat, Inc., Convertible
99,000	0.250%, 10/1/2019[k]	200,187
	Seagate HDD Cayman
435,000	4.750%, 1/1/2025	423,484
	Sensata Technologies BV
725,000	4.875%, 10/15/2023[j]	726,124
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	58,810
	VMware, Inc.
108,000	2.300%, 8/21/2020	105,027
	Western Digital Corporation, Convertible
259,000	1.500%, 2/1/2024[j,k]	280,126
	Zendesk, Inc. Convertible
651,000	0.250%, 3/15/2023[j]	662,067

	Total	14,177,781

Transportation (0.4%)
	American Airlines Pass Through Trust
60,018	4.950%, 1/15/2023	62,419
	Avis Budget Car Rental, LLC
395,000	5.125%, 6/1/2022[j]	395,020

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Transportation (0.4%) - continued
	Delta Air Lines, Inc.
$162,000	2.875%, 3/13/2020	$160,926
34,284	4.950%, 11/23/2020	34,719
	J.B. Hunt Transport Services, Inc.
70,000	3.300%, 8/15/2022	69,662
	Trinity Industries, Inc., Convertible
266,000	3.875%, 6/1/2036	362,528
	United Airlines Pass Through Trust
70,000	3.700%, 12/1/2022	69,377
	United Continental Holdings, Inc.
845,000	4.250%, 10/1/2022	828,100
	XPO Logistics, Inc.
705,000	6.500%, 6/15/2022[j]	727,031

	Total	2,709,782

Utilities (0.7%)
	Alabama Power Company
108,000	2.450%, 3/30/2022	105,349
	Ameren Corporation
70,000	2.700%, 11/15/2020	69,247
	Calpine Corporation
560,000	6.000%, 1/15/2022[j]	574,224
420,000	5.375%, 1/15/2023[k]	402,066
	CenterPoint Energy, Inc.
110,000	2.500%, 9/1/2022	106,569
	Consolidated Edison, Inc.
108,000	2.000%, 3/15/2020	106,159
	Dominion Energy, Inc.
216,000	2.579%, 7/1/2020	213,244
	Duke Energy Corporation
216,000	2.400%, 8/15/2022	207,352
	Dynegy, Inc.
700,000	7.375%, 11/1/2022[k]	737,625
	Edison International
108,000	2.125%, 4/15/2020	106,002
	Emera U.S. Finance, LP
116,000	2.150%, 6/15/2019	114,614
	Eversource Energy
109,000	2.500%, 3/15/2021	107,318
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	90,682
162,000	2.950%, 1/15/2020	161,532
	FirstEnergy Corporation
163,000	2.850%, 7/15/2022	158,052
	Fortis, Inc.
180,000	2.100%, 10/4/2021	172,036
	NextEra Energy Capital Holdings, Inc.
95,000	2.300%, 4/1/2019	94,492
	NiSource Finance Corporation
216,000	5.450%, 9/15/2020	226,836
	Pinnacle West Capital Corporation
110,000	2.250%, 11/30/2020	107,365
	PPL Capital Funding, Inc.
260,000	3.500%, 12/1/2022	260,722
	PSEG Power, LLC
100,000	3.000%, 6/15/2021	99,625
	Southern Company
200,000	1.850%, 7/1/2019	197,298
108,000	2.350%, 7/1/2021	104,636

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (43.8%)	Value
Utilities (0.7%) - continued
	TransCanada Trust
$545,000	5.875%, 8/15/2076[b]	$568,162

	Total	5,091,207

	Total Long-Term Fixed Income (cost $290,523,869)	297,787,105

Shares	Common Stock (28.4%)	Value
Consumer Discretionary (4.5%)
3,755	Amazon.com, Inc.[n]	5,434,762
36,606	American Axle & Manufacturing
	Holdings, Inc.[n]	557,143
1,700	AOKI Holdings, Inc.	25,923
2,700	Autobacs Seven Company, Ltd.	50,539
200	Bandai Namco Holdings, Inc.	6,473
8,774	Berkeley Group Holdings plc	466,421
1,013	Booking Holdings, Inc.[n]	2,107,435
2,176	Breville Group, Ltd.	19,607
10,300	Bridgestone Corporation	453,137
3,490	Burlington Stores, Inc.[n]	464,694
62,485	Caesars Entertainment Corporation[n]	702,956
35,057	Carnival Corporation	2,299,038
411	Charter Communications, Inc.[n]	127,911
2,200	Chiyoda Company, Ltd.	54,783
909	Cie Generale des Etablissements Michelin	134,571
50,914	Comcast Corporation	1,739,731
3,500	DCM Holdings Company, Ltd.	35,615
5,074	Dollar Tree, Inc.[n]	481,523
3,723	Eutelsat Communications	73,792
21,408	General Motors Company	777,967
34,700	Honda Motor Company, Ltd.	1,201,196
4,237	Hugo Boss AG	369,115
13,021	Inchcape plc	126,243
1,330	Ipsos SA	52,264
3,112	JM AB	70,830
28	Lear Corporation	5,211
413	Linamar Corporation	22,561
10,921	Magna International, Inc.	615,398
7,550	Mediaset Espana Comunicacion SA	76,909
9,177	Netflix, Inc.[n]	2,710,427
184	Nexity SA	11,784
2,358	Next plc	157,630
3,000	NHK Spring Company, Ltd.	32,129
36,969	NIKE, Inc.	2,456,220
104,800	Nissan Motor Company, Ltd.	1,081,761
8,802	Nutrisystem, Inc.	237,214
25,192	Peugeot SA	606,609
1,500	Plenus Company, Ltd.	29,169
4,200	Sangetsu Company, Ltd.	87,087
11,100	Sankyo Company, Ltd.	388,305
3,400	SHIMAMURA Company, Ltd.	423,940
12,359	Six Flags Entertainment Corporation	769,471
10,500	Sumitomo Rubber Industries, Ltd.	193,592
800	Takara Standard Company, Ltd.	13,568
12,113	Toll Brothers, Inc.	523,887
16,400	Toyoda Gosei Company, Ltd.	379,816
13,500	TV Asahi Holdings Corporation	298,427
10,734	Walt Disney Company	1,078,123
3,188	Wolters Kluwer NV	169,554
4,300	Yokohama Rubber Company, Ltd.	99,658

	Total	30,302,119

Consumer Staples (1.2%)
15,209	Altria Group, Inc.	947,825

Shares	Common Stock (28.4%)	Value
Consumer Staples (1.2%) - continued
4,300	Arcs Company, Ltd.	$104,479
10,755	Bunge, Ltd.	795,225
59,518	Cott Corporation	876,105
1,580	Empire Company, Ltd.	31,714
3,236	ForFarmers BV	45,166
942	Henkel AG & Company KGaA	118,677
8,200	Japan Tobacco, Inc.	234,249
4,000	Lawson, Inc.	273,449
800	Ministop Company, Ltd.	16,448
15,114	Philip Morris International, Inc.	1,502,332
1,700	Seven & I Holdings Company, Ltd.	72,815
29,863	Unilever NV	1,685,632
26,241	Unilever plc	1,455,389

	Total	8,159,505

Energy (2.2%)
2,424	Andeavor	243,757
195,360	BP plc	1,317,720
3,232	Contura Energy, Inc.	216,544
33,500	Enbridge, Inc.	1,054,245
53,700	Enterprise Products Partners, LP	1,314,576
51,898	Halliburton Company	2,436,092
9,590	OMV AG	559,357
25,100	ONEOK, Inc.	1,428,692
13,527	Parsley Energy, Inc.[n]	392,148
15,460	Pioneer Natural Resources Company	2,655,719
3,583	Royal Dutch Shell plc, Class A	113,361
20,777	Royal Dutch Shell plc, Class B	668,570
3,845	TGS Nopec Geophysical Company ASA	94,328
9,557	Total SA	547,805
9,557	Total SA Rights[c,n]	141
46,700	Williams Companies, Inc.	1,160,962
29,304	WPX Energy, Inc.[n]	433,113

	Total	14,637,130

Financials (4.2%)
4,286	ABN AMRO Group NVj	129,237
1,998	Affiliated Managers Group, Inc.	378,781
3,559	Anima Holding SPA[j]	24,176
800	Aozora Bank, Ltd.	32,109
215,028	Apollo Investment Corporation	1,122,446
123,685	Ares Capital Corporation	1,962,881
7,100	Assured Guaranty, Ltd.	257,020
2,244	ASX, Ltd.	97,249
20,376	Australia & New Zealand Banking Group, Ltd.	424,093
14,075	Banco BPM SPA[n]	48,845
103,603	Banco de Sabadell SA	211,913
25,080	Bank of America Corporation	752,149
9,192	Bankinter SA	94,635
1,126	BNP Paribas SA	83,505
7,192	CaixaBank SA	34,289
23,828	CI Financial Corporation	510,461
22,717	Citigroup, Inc.	1,533,398
17,315	CNP Assurances	437,104
3,298	Danske Bank AS	123,570
69,821	Direct Line Insurance Group plc	373,856
23,226	DnB ASA	457,488
49,925	E*TRADE Financial Corporation[n]	2,766,344
4,350	Euronext NVj	318,851
6,886	Finecobank Banca Fineco SPA	82,882
62,505	FlexiGroup, Ltd.	86,915
6,423	FNF Group	257,049
6,489	Genworth MI Canada, Inc.[k]	206,504
4,559	Goldman Sachs Group, Inc.	1,148,230

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (28.4%)	Value
Financials (4.2%) - continued
127,131	Golub Capital BDC, Inc.	$2,274,374
4,367	Hannover Rueckversicherung SE	595,800
1,254	Hargreaves Lansdown plc	28,784
154,419	HSBC Holdings plc	1,450,101
8,406	IBERIABANK Corporation	655,668
6,146	Interactive Brokers Group, Inc.	413,257
5,082	Jupiter Fund Management plc	33,691
34,877	KeyCorp	681,845
2,741	Macquarie Group, Ltd.	218,559
390	Markel Corporation[n]	456,398
225,056	Medibank Private, Ltd.	505,144
16,524	MetLife, Inc.	758,286
152,500	Mizuho Financial Group, Inc.	277,913
7,501	National Bank of Canada	353,057
45,661	Old Mutual plc	153,644
3,136	Pargesa Holding SA	278,254
4,257	Plus500, Ltd.	68,212
7,328	Power Corporation of Canada	167,224
37,394	Santander Consumer USA Holdings Inc.	609,522
4,593	Schroders plc	206,079
6,800	Senshu Ikeda Holdings, Inc.	26,053
1,700	Sony Financial Holdings, Inc.	31,042
17,379	State Street Corporation	1,733,208
42,462	Synchrony Financial	1,423,751
17,800	United Community Banks, Inc.	563,370
387	Vienna Insurance Group AG Wiener Versicherung Gruppe	12,938
2,382	Wells Fargo & Company	124,841
12,081	Zions Bancorporation	637,031
55	Zurich Insurance Group AG	18,142

	Total	28,712,168

Health Care (2.7%)
14,360	Acadia Healthcare Company, Inc.[n]	562,625
5,463	Anthem, Inc.	1,200,221
49,100	Astellas Pharmaceutical, Inc.	751,033
16,900	BioMarin Pharmaceutical, Inc.[n]	1,370,083
14,547	Celgene Corporation[n]	1,297,738
1,993	Danaher Corporation	195,135
38,136	GlaxoSmithKline plc ADR[k]	1,489,974
37,670	Hologic, Inc.[n]	1,407,351
900	KYORIN Holdings, Inc.	17,004
346	LNA Sante	24,097
19,214	Medtronic plc	1,541,347
15,452	Novartis AG	1,249,771
32,989	Novo Nordisk AS	1,622,592
648	Roche Holding AG	148,649
2,917	Teleflex, Inc.	743,777
5,958	Teva Pharmaceutical Industries, Ltd. ADR	101,822
20,147	UnitedHealth Group, Inc.	4,311,458
3,332	Waters Corporation[n]	661,902

	Total	18,696,579

Industrials (3.0%)
8,308	Adecco SA	591,779
2,200	Asahi Glass Company, Ltd.	92,196
29,580	Atlas Copco AB, Class A	1,284,713
15,425	Atlas Copco AB, Class B	602,279
8,666	Brink’s Company	618,319
15,866	Caterpillar, Inc.	2,338,331
700	Central Glass Company, Ltd.	16,119
14,840	CSX Corporation	826,736
2,500	Dai Nippon Printing Company, Ltd.	51,952
8,418	Delta Air Lines, Inc.	461,391

Shares	Common Stock (28.4%)	Value
Industrials (3.0%) - continued
6,140	Dycom Industries, Inc.[n]	$660,848
2,561	Ferguson plc	192,612
30,000	GWA Group, Ltd.	78,132
13,476	Honeywell International, Inc.	1,947,417
3,600	Inaba Denki Sangyo Company, Ltd.	159,142
9,411	Kirby Corporation[n]	724,176
1,635	Loomis AB	59,025
8,200	Marubeni Corporation	59,881
7,697	Masonite International Corporation[n]	472,211
4,313	Middleby Corporation[n]	533,906
5,000	Mitsuboshi Belting, Ltd.	55,704
9,186	Monadelphous Group, Ltd.	108,284
11,657	National Express Group plc	63,198
9,700	Nitto Kogyo Corporation	150,293
2,904	Nobina ABj	18,781
14,421	Norfolk Southern Corporation	1,958,083
3,555	Northgate plc	16,828
6,060	Oshkosh Corporation	468,256
27,536	PageGroup plc	207,508
35,086	RELX NV	727,295
21,539	RELX plc	442,450
1,160	Rockwool International AS	345,551
76,196	Royal Mail plc	578,310
1,460	Sandvik AB	26,749
2,653	Schindler Holding AG, Participation Certificate	572,432
35	SGS SA	86,098
1,500	ShinMaywa Industries, Ltd.	12,407
25,596	SKF ABk	524,387
8,394	Smiths Group plc	178,551
1,540	Spirax-Sarco Engineering plc	124,229
937	Sulzer, Ltd.	123,339
27,200	Sumitomo Electric Industries, Ltd.	415,711
1,400	Taikisha, Ltd.	45,916
3,800	Toppan Forms Company, Ltd.	42,084
33,000	Toppan Printing Company, Ltd.	271,259
5,747	Transcontinental, Inc.	113,526
10,000	Tsubakimoto Chain Company	81,748
6,580	Vinci SA	648,098
3,775	WABCO Holdings, Inc.[n]	505,359
1,600	Yuasa Trading Company, Ltd.	52,601

	Total	20,736,200

Information Technology (4.7%)
2,526	Alliance Data Systems Corporation	537,684
1,770	Alphabet, Inc., Class An	1,835,738
1,569	Alphabet, Inc., Class Cn	1,618,879
19,600	Apple, Inc.	3,288,488
7,300	Autodesk, Inc.[n]	916,734
6,846	Belden, Inc.	471,963
192	BKW FMB Energie	12,772
6,800	Blackline, Inc.[n]	266,628
5,100	Canon, Inc.	185,019
7,015	Capgemini SA	875,294
1,669	CGI Group, Inc.[n]	96,252
23,624	Ciena Corporation[n]	611,862
84,221	Cisco Systems, Inc.	3,612,239
10,340	Dolby Laboratories, Inc.	657,210
4,541	F5 Networks, Inc.[n]	656,674
12,210	Facebook, Inc.[n]	1,951,036
17,802	Juniper Networks, Inc.	433,123
52,200	Konica Minolta Holdings, Inc.	443,750
1,120	Kulicke and Soffa Industries, Inc.[n]	28,011
5,800	Kyocera Corporation	328,849
1,430	Lam Research Corporation	290,519
25,470	Microsoft Corporation	2,324,647

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (28.4%)	Value
Information Technology (4.7%) - continued
4,800	NEC Networks & System Integration Corporation	$124,852
6,713	New Relic, Inc.[n]	497,568
3,696	NVIDIA Corporation	855,957
31,000	PayPal Holdings, Inc.[n]	2,351,970
2,938	Red Hat, Inc.[n]	439,260
1,900	Ryoyo Electro Corporation	30,597
8,790	Salesforce.com, Inc.[n]	1,022,277
3,563	Seagate Technology plc	208,507
16,400	Shinko Electric Industries Company, Ltd.	121,237
3,037	TE Connectivity, Ltd.	303,396
22,700	Twitter, Inc.[n]	658,527
23,720	Visa, Inc.	2,837,386
17,433	Xilinx, Inc.	1,259,360

	Total	32,154,265

Materials (1.4%)
2,446	APERAM	117,128
1,460	Ashland Global Holdings, Inc.	101,893
16,913	BASF SE	1,715,273
39,076	BHP Billiton plc	772,266
33,651	BHP Billiton, Ltd.	745,891
4,919	Crown Holdings, Inc.[n]	249,639
21,700	Daicel Corporation	238,287
1,403	Eagle Materials, Inc.	144,579
13,663	Evonik Industries AG	481,804
2,440	FMC Corporation	186,831
9,808	Granges AB	115,388
1,677	Hudbay Minerals, Inc.	11,871
4,200	JSR Corporation	94,525
9,000	Kaneka Corporation	89,528
19,500	Kuraray Company, Ltd.	338,097
11,000	Kyoei Steel, Ltd.	187,901
11,353	Lundin Mining Corporation	74,462
1,713	Methanex Corporation	103,893
15,060	Mondi plc	404,783
3,324	Neenah, Inc.	260,602
500	Nippon Shokubai Company, Ltd.	34,571
43,460	Norsk Hydro ASA	257,791
3,080	Packaging Corporation of America	347,116
355	Rio Tinto plc	18,014
1,726	Rio Tinto, Ltd.	97,782
7,210	Sandfire Resources NL	41,077
3,770	Sensient Technologies Corporation	266,087
4,405	Solvay SA	612,206
700	Taiyo Holdings Company, Ltd.	30,128
6,300	Toagosei Company, Ltd.	74,537
27,152	UPM-Kymmene Oyj	1,006,630
5,527	Valvoline, Inc.	122,312
18,185	Verso Corporation[n]	306,235
1,600	Yamato Kogyo Company, Ltd.	44,151

	Total	9,693,278

Real Estate (3.5%)
2,000	Acadia Realty Trust	49,200
896	Agree Realty Corporation	43,044
1,600	Alexander & Baldwin, Inc.	37,008
7,195	Alexandria Real Estate Equities, Inc.	898,584
1,000	American Assets Trust, Inc.	33,410
3,100	American Campus Communities, Inc.	119,722
10,050	American Tower Corporation	1,460,667
3,600	Apartment Investment & Management Company	146,700
1,000	Armada Hoffler Properties, Inc.	13,690
2,577	Artis Real Estate Investment Trust	27,183

Shares	Common Stock (28.4%)	Value
Real Estate (3.5%) - continued
3,200	AvalonBay Communities, Inc.	$526,272
4,927	Boston Properties, Inc.	607,105
6,586	British Land Company plc	59,368
8,480	Camden Property Trust	713,846
1,700	CareTrust REIT, Inc.	22,780
3,900	CBL & Associates Properties, Inc.	16,263
1,800	Cedar Realty Trust, Inc.	7,092
1,000	Chatham Lodging Trust	19,150
1,301	Chesapeake Lodging Trust	36,181
300	Community Healthcare Trust, Inc.	7,722
2,600	CoreCivic, Inc.	50,752
750	CoreSite Realty Corporation	75,195
2,300	Corporate Office Properties Trust	59,409
9,490	Cousins Properties, Inc.	82,373
13,177	Crown Castle International Corporation	1,444,331
2,250	CyrusOne, Inc.	115,223
200	Daito Trust Construction Company, Ltd.	34,053
2,200	DCT Industrial Trust, Inc.	123,948
31,473	DEXUS Property Group	226,629
4,518	DiamondRock Hospitality Company	47,168
4,762	Digital Realty Trust, Inc.	501,820
3,600	Douglas Emmett, Inc.	132,336
29,511	Duke Realty Corporation	781,451
1,000	Easterly Government Properties, Inc.	20,400
754	EastGroup Properties, Inc.	62,326
1,700	Education Realty Trust, Inc.	55,675
1,466	EPR Properties	81,216
2,422	Equinix, Inc.	1,012,735
11,190	Equity Residential	689,528
1,515	Essex Property Trust, Inc.	364,630
2,900	Extra Space Storage, Inc.	253,344
1,700	Federal Realty Investment Trust	197,387
2,800	First Industrial Realty Trust, Inc.	81,844
1,300	Four Corners Property Trust, Inc.	30,017
40,227	General Growth Properties, Inc.	823,044
2,850	GEO Group, Inc.	58,340
700	Getty Realty Corporation	17,654
2,200	Government Properties Income Trust	30,052
33,000	Hang Lung Properties, Ltd.	77,452
10,800	HCP, Inc.	250,884
2,850	Healthcare Realty Trust, Inc.	78,973
800	Hersha Hospitality Trust	14,320
2,400	Highwoods Properties, Inc.	105,168
3,700	Hospitality Properties Trust	93,758
32,191	Host Hotels & Resorts, Inc.	600,040
55,000	Hysan Development Company, Ltd.	291,876
1,900	Independence Realty Trust, Inc.	17,442
6,450	Iron Mountain, Inc.	211,947
2,190	JBG SMITH Properties	73,825
2,300	Kilroy Realty Corporation	163,208
9,644	Kimco Realty Corporation	138,874
1,900	Kite Realty Group Trust	28,937
1,869	Lamar Advertising Company	118,981
2,500	LaSalle Hotel Properties	72,525
4,900	Lexington Realty Trust	38,563
3,400	Liberty Property Trust	135,082
1,091	Life Storage, Inc.	91,120
900	LTC Properties, Inc.	34,200
2,550	Macerich Company	142,851
2,000	Mack-Cali Realty Corporation	33,420
8,300	Medical Properties Trust, Inc.	107,900
2,649	Mid-America Apartment Communities, Inc.	241,695
3,500	National Retail Properties, Inc.	137,410

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (28.4%)	Value
Real Estate (3.5%) - continued
1,153	National Storage Affiliates Trust	$28,917
4,450	Omega Healthcare Investors, Inc.	120,328
1,500	Pennsylvania REIT	14,475
1,370	PotlatchDeltic Corporation	71,308
16,353	Prologis, Inc.	1,030,075
400	PS Business Parks, Inc.	45,216
4,482	Public Storage, Inc.	898,148
2,100	Quality Care Properties, Inc.[n]	40,803
1,800	Ramco-Gershenson Properties Trust	22,248
2,900	Rayonier, Inc. REIT	102,022
6,343	Realty Income Corporation	328,123
3,460	Regency Centers Corporation	204,071
2,500	Retail Opportunity Investments Corporation	44,175
17,000	Road King Infrastructure, Ltd.	33,904
3,980	Sabra Health Care REIT, Inc.	70,247
200	Saul Centers, Inc.	10,194
2,750	SBA Communications Corporation[n]	470,030
5,375	Senior Housing Property Trust	84,173
9,472	Simon Property Group, Inc.	1,462,003
2,100	SL Green Realty Corporation	203,343
22,560	Stockland	70,001
2,398	Summit Hotel Properties, Inc.	32,637
14,000	Sun Hung Kai Properties, Ltd.	222,222
5,500	Swire Pacific, Ltd.	55,696
2,079	Tanger Factory Outlet Centers, Inc.	45,738
1,380	Taubman Centers, Inc.	78,536
6,100	UDR, Inc.	217,282
3,700	Uniti Group, Inc.	60,125
200	Universal Health Realty Income Trust	12,020
2,400	Urban Edge Properties	51,240
600	Urstadt Biddle Properties, Inc.	11,580
8,250	Ventas, Inc.	408,623
5,640	Vornado Realty Trust	379,572
4,200	Washington Prime Group, Inc.	28,014
2,700	Weingarten Realty Investors	75,816
8,489	Welltower, Inc.	462,056
17,300	Weyerhaeuser Company	605,500
800	Whitestone REIT	8,312
40,700	Wing Tai Holdings, Ltd.	64,530

	Total	23,771,621

Telecommunications Services (0.6%)
5,506	Freenet AG	167,569
120,060	KCOM Group plc	155,137
2,700	KDDI Corporation	69,537
12,000	Nippon Telegraph & Telephone Corporation	559,837
56,100	NTT DOCOMO, Inc.	1,430,182
38,557	Telenor ASA	876,830
17,284	Zayo Group Holdings, Inc.[n]	590,421

	Total	3,849,513

Utilities (0.4%)
825	Alpha Natural Resources Holdings, Inc.[n]	20,006
3,106	ANR, Inc.[n]	74,544
5,000	Chubu Electric Power Company, Inc.	71,759
35,568	Dynegy, Inc.[n]	480,879
16,121	MDU Resources Group, Inc.	453,968
29,000	Osaka Gas Company, Ltd.	576,779
10,734	PNM Resources, Inc.	410,576
21,200	Tokyo Gas Company, Ltd.	566,468

Shares	Common Stock (28.4%)	Value
Utilities (0.4%) - continued
1,571	Verbund AG	$45,589

	Total	2,700,568

	Total Common Stock (cost $171,976,057)	193,412,946

Shares	Registered Investment Companies (6.6%)	Value
Affiliated Fixed Income Holdings (5.1%)
3,620,986	Thrivent Core Emerging Markets Debt Fund	34,580,417

	Total	34,580,417

Equity Funds/Exchange Traded Funds (1.1%)
7,343	Altaba, Inc.[n]	543,676
49,737	Materials Select Sector SPDR Fund	2,832,025
9,429	SPDR S&P Homebuilders ETF[k]	384,609
32,374	Utilities Select Sector SPDR Fund[k]	1,635,858
25,000	Vanguard High Dividend Yield ETF	2,062,250

	Total	7,458,418

Fixed Income Funds/Exchange Traded Funds (0.4%)
69,000	PowerShares Senior Loan Portfolio	1,595,970
10,825	Vanguard Short-Term Corporate Bond ETF	849,005

	Total	2,444,975

	Total Registered Investment Companies (cost $43,823,595)	44,483,810

Shares	Preferred Stock (2.2%)	Value
Consumer Staples (0.5%)
6,085	Bunge, Ltd., Convertible, 4.875%[l]	663,083
26,000	CHS, Inc., 6.750%[b,l]	700,180
31,200	CHS, Inc., 7.100%[b,l]	876,720
5,848	Henkel AG & Company KGaA, 1.620%	768,738

	Total	3,008,721

Energy (0.2%)
73,000	Crestwood Equity Partners, LP, 9.250%[c,l,n]	693,500
33,075	NuStar Logistics, LP, 8.454%[b]	835,144

	Total	1,528,644

Financials (1.5%)
6,475	Agribank FCB, 6.875%[b,l]	699,300
39,710	Annaly Capital Management, Inc., 7.500%[l]	1,002,677
37,225	Citigroup, Inc., 6.875%[b,l]	1,043,417
8,650	CoBank ACB, 6.250%[b,l]	912,575
16,623	Federal National Mortgage Association, 0.000%[l,n]	95,582
635	First Tennessee Bank NA, 3.750%[b,j,l]	488,950
46,050	GMAC Capital Trust I, 7.624%[b]	1,196,379
30,800	Goldman Sachs Group, Inc., 5.500%[b,l]	820,204
22,200	Morgan Stanley, 7.125%[b,l]	640,692
5,825	PNC Financial Services Group, Inc., 6.125%[b,l]	163,508
28,000	U.S. Bancorp, 6.500%[b,l]	782,040
1,699	Wells Fargo & Company, Convertible, 7.500%[l]	2,191,710

	Total	10,037,034

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Preferred Stock (2.2%)	Value
Utilities (<0.1%)
9,400	Entergy Arkansas, Inc., 4.875%	$226,634

	Total	226,634

	Total Preferred Stock (cost $14,233,357)	14,801,033

Shares	Collateral Held for Securities Loaned (1.4%)	Value
9,565,206	Thrivent Cash Management Trust	9,565,206

	Total Collateral Held for Securities Loaned (cost $9,565,206)	9,565,206

Shares or Principal Amount	Short-Term Investments (13.9%)	Value
	Federal Home Loan Bank Discount Notes
1,100,000	1.500%, 4/3/2018[o,p]	1,099,949
400,000	1.540%, 4/11/2018[o,p]	399,834
100,000	1.450%, 4/27/2018[o,p]	99,885
200,000	1.600%, 5/2/2018[o,p]	199,717
100,000	1.530%, 5/7/2018[o,p]	99,835
	Thrivent Core Short-Term Reserve Fund
9,208,346	1.940%	92,083,463
	U.S. Treasury Bills
260,000	1.510%, 4/19/2018[o]	259,799
275,000	1.379%, 4/26/2018[o]	274,707
250,000	1.524%, 5/10/2018[o]	249,570

	Total Short-Term Investments (cost $94,766,570)	94,766,759

	Total Investments (cost $714,886,652) 109.5%	$744,444,787

	Other Assets and Liabilities, Net (9.5%)	(64,433,663)

	Total Net Assets 100.0%	$680,011,124

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of March 29, 2018.

g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
j

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $74,391,219 or 10.9% of total net assets.

k	All or a portion of the security is on loan.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Portfolio as of March 29, 2018 was $22,776,633 or 3.3% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$831,166
ALM XI Ltd., 10/17/2026	4/28/2017	1,100,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	84,755
Apidos CLO XVIII, 7/22/2026	4/4/2017	650,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,400,324
CLUB Credit Trust, 4/17/2023	6/14/2017	824,996
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	345,287
Digicel, Ltd., 4/15/2021	6/9/2014	771,625
Foundation Finance Trust, 7/15/2033	12/6/2017	1,104,218
GCAT, LLC, 3/25/2047	3/22/2017	305,284
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	538,725
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,450,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	999,803
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	649,999
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	1,120,061
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	975,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	789,718
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	604,740
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	806,037
Radnor RE, Ltd., 3/25/2028	3/13/2018	1,700,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Security	Acquisition Date	Cost
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	$1,436,673
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	1,902,913
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	585,952
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	226,623
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	155,986
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	1,225,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of March 29, 2018:

Securities Lending Transactions
Taxable Debt Security	$5,381,897
Common Stock	3,892,733

Total lending	$9,274,630
Gross amount payable upon return of collateral for securities loaned	$9,565,206

Net amounts due to counterparty	$290,576

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,723,572	–	6,553,520	1,170,052
Capital Goods	4,664,879	–	4,664,879	–
Communications Services	27,883,835	–	27,659,660	224,175
Consumer Cyclical	13,188,625	–	12,264,500	924,125
Consumer Non-Cyclical	14,589,288	–	13,444,959	1,144,329
Energy	2,553,079	–	2,553,079	–
Financials	6,722,553	–	6,722,553	–
Technology	8,473,115	–	8,473,115	–
Transportation	1,827,373	–	1,644,908	182,465
Utilities	2,001,609	–	965,192	1,036,417
Long-Term Fixed Income
Asset-Backed Securities	25,246,720	–	25,246,720	–
Basic Materials	10,234,507	–	10,234,507	–
Capital Goods	12,689,771	–	12,689,771	–
Collateralized Mortgage Obligations	56,665,700	–	56,665,700	–
Communications Services	21,257,665	–	21,257,665	–
Consumer Cyclical	17,084,260	–	17,084,260	–
Consumer Non-Cyclical	16,215,093	–	16,215,093	–
Energy	17,746,798	–	17,746,798	–
Financials	44,872,949	–	41,034,044	3,838,905
Mortgage-Backed Securities	53,794,872	–	52,091,302	1,703,570
Technology	14,177,781	–	14,177,781	–
Transportation	2,709,782	–	2,709,782	–
Utilities	5,091,207	–	5,091,207	–
Common Stock
Consumer Discretionary	30,302,119	23,089,111	7,213,008	–
Consumer Staples	8,159,505	4,121,487	4,038,018	–
Energy	14,637,130	11,335,848	3,301,141	141
Financials	28,712,168	20,509,849	8,202,319	–
Health Care	18,696,579	14,883,433	3,813,146	–
Industrials	20,736,200	11,515,033	9,221,167	–
Information Technology	32,154,265	29,935,643	2,218,622	–
Materials	9,693,278	2,089,187	7,604,091	–
Real Estate	23,771,621	22,608,707	1,162,914	–
Telecommunications Services	3,849,513	590,421	3,259,092	–
Utilities	2,700,568	1,439,973	1,260,595	–
Preferred Stock
Consumer Staples	3,008,721	2,239,983	768,738	–
Energy	1,528,644	835,144	–	693,500
Financials	10,037,034	7,936,209	2,100,825	–
Utilities	226,634	226,634	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	7,458,418	7,458,418	–	–
Fixed Income Funds/Exchange Traded Funds	2,444,975	2,444,975	–	–
Short-Term Investments	2,683,296	–	2,683,296	–

Subtotal Investments in Securities	$608,215,701	$163,260,055	$434,037,967	$10,917,679

Other Investments*	Total
Short-Term Investments	92,083,463
Affiliated Registered Investment Companies	34,580,417
Collateral Held for Securities Loaned	9,565,206

Subtotal Other Investments	$136,229,086

Total Investments at Value	$744,444,787

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	824,542	824,542	–	–

Total Asset Derivatives	$824,542	$824,542	$–	$–

Liability Derivatives
Futures Contracts	714,570	714,570	–	–

Total Liability Derivatives	$714,570	$714,570	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $1,799,361 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
5-Yr. U.S. Treasury Bond Futures	65	July 2018	$7,409,694	$30,267
10-Yr. U.S. Treasury Bond Futures	203	June 2018	24,395,993	195,555
20-Yr. U.S. Treasury Bond Futures	30	June 2018	4,286,582	112,168
CME Ultra Long Term U.S. Treasury Bond	1	June 2018	154,941	5,528
S&P 500 Index Mini-Futures	143	June 2018	19,608,284	(710,834)

Total Futures Long Contracts			$55,855,494	($367,316)

2-Yr. U.S. Treasury Bond Futures	(26)	July 2018	($5,524,108)	($3,736)
S&P 500 Index Mini-Futures	(100)	June 2018	(13,696,024)	481,024

Total Futures Short Contracts			($19,220,132)	$477,288

Total Futures Contracts			$36,635,362	$109,972

Reference Description:
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$20,769	$14,528	$–	3,621	$34,580	5.1%

Total Affiliated Fixed Income Holdings	20,769				34,580	5.1

Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	90,958	60,741	59,616	9,208	92,083	13.5

Total Affiliated Short-Term Investments	90,958				92,083	13.5

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	2,212	29,596	22,243	9,565	9,565	1.4

Total Collateral Held for Securities Loaned	2,212				9,565	1.4

Total Value	$113,939				$136,228

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(716)	–	$240
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	–	–	–	390

Total Income from Affiliated Investments				$630

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	7

Total Affiliated Income from Securities Loaned, Net				$7

Total Value	$–	$(716)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (102.6%)	Value
Asset-Backed Securities (1.0%)
	Brazos Higher Education Authority, Inc.
$456,301	2.217%, (LIBOR 3M + 0.850%), 7/25/2029, Ser. 2017-1A, Class A3[a]	$458,321
	Credit Based Asset Servicing and Securitization, LLC
303,359	3.457%, 12/25/2036, Ser. 2006-CB2, Class AF2[b]	254,175
	First Horizon ABS Trust
48,570	2.032%, (LIBOR 1M + 0.160%), 10/25/2034, Ser. 2006-HE1, Class Aa,c	47,706
	GMAC Mortgage Corporation Loan Trust
150,545	2.372%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[a,c]	159,145
321,661	2.052%, (LIBOR 1M + 0.180%), 12/25/2036, Ser. 2006-HE4, Class A1[a,c]	312,074
	IndyMac Seconds Asset-Backed Trust
254,499	2.212%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Aa,c	152,744
	Wachovia Asset Securitization, Inc.
485,246	2.012%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,a,c	447,388

	Total	1,831,553

Collateralized Mortgage Obligations (1.0%)
	Seasoned Credit Risk Transfer Trust
2,070,464	2.250%, 8/25/2056, Ser. 2017-2, Class HAb,c	2,025,211

	Total	2,025,211

Commercial Mortgage-Backed Securities (8.3%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
2,000,000	1.890%, (LIBOR 1M + 0.220%), 7/25/2020, Ser. KF41, Class Aa	2,002,288
1,404,738	2.776%, 3/25/2023, Ser. K724, Class A1[c]	1,400,669
2,000,000	3.002%, 1/25/2024, Ser. K725, Class A2 1.970%, (LIBOR 1M + 0.300%),	1,999,708
1,899,779	11/25/2024, Ser. 2017-M13, Class FAa	1,905,435
1,750,000	3.430%, 1/25/2027, Ser. K063, Class A2[a]	1,778,507
	Federal National Mortgage Association - ACES
1,500,000	3.346%, 3/25/2024, Ser. 2014-M4, Class A2[a]	1,528,844
1,996,354	1.988%, (LIBOR 1M + 0.400%), 10/25/2024, Ser. 2017-HB1, Class Aa	1,998,170
1,250,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[a]	1,223,895

Principal Amount	Long-Term Fixed Income (102.6%)	Value
Commercial Mortgage-Backed Securities (8.3%) - continued
	FRESB Multifamily Mortgage Pass- Through Trust
$1,994,331	2.950%, 8/25/2027, Ser. 2017-SB40, Class A10Fa,c	$1,957,487

	Total	15,795,003

Consumer Cyclical (0.9%)
	Board of Trustees of The Leland Stanford Junior University
425,000	3.563%, 6/1/2044	421,706
	California Institute of Technology
250,000	4.700%, 11/1/2111	270,028
	Dartmouth College
125,000	3.760%, 6/1/2043	125,099
	Massachusetts Institute of Technology
375,000	4.678%, 7/1/2114	417,523
	President and Fellows of Harvard College
375,000	3.619%, 10/1/2037	377,794

	Total	1,612,150

Energy (0.1%)
	Petroleos Mexicanos
225,000	2.378%, 4/15/2025	221,933

	Total	221,933

Financials (0.7%)
	European Investment Bank
500,000	1.250%, 5/15/2018	499,595
	North American Development Bank
400,000	2.300%, 10/10/2018	400,175
	Preferred Term Securities XXIII, Ltd.
459,312	2.325%, (LIBOR 3M + 0.200%), 12/22/2036*,a	420,807

	Total	1,320,577

Foreign Government (6.4%)
	Chile Government International Bond
350,000	3.875%, 8/5/2020	358,831
	Development Bank of Japan, Inc.
750,000	2.125%, 9/1/2022[d]	723,716
	European Investment Bank
2,000,000	2.500%, 3/15/2023	1,971,455
	Export Development Canada
2,000,000	2.500%, 1/24/2023	1,975,463
	Export-Import Bank of Korea
200,000	2.250%, 1/21/2020	196,992
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	499,563
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	505,617
400,000	4.375%, 1/24/2044	470,690
	Kommunalbanken AS
2,000,000	2.500%, 1/11/2023[d]	1,970,500
	Mexico Government International Bond
250,000	3.600%, 1/30/2025	246,750
	Poland Government International Bond
250,000	4.000%, 1/22/2024	259,750
	Province of New Brunswick
125,000	2.750%, 6/15/2018	125,145

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (102.6%)	Value
Foreign Government (6.4%) - continued
	Province of Quebec
$400,000	7.500%, 7/15/2023	$484,385
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[d]	492,059
2,000,000	2.375%, 2/15/2023[d]	1,965,620

	Total	12,246,536

Mortgage-Backed Securities (29.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,087,500	3.000%, 4/1/2033[e]	2,082,807
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,512	8.500%, 11/1/2025	1,516
238	8.000%, 1/1/2026	248
6,062,500	4.000%, 4/1/2048[e]	6,220,389
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,700,841	3.000%, 3/15/2045, Ser. 4741, Class GA	1,687,589
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
157	10.500%, 8/1/2020	158
687	8.000%, 12/1/2024	733
109	8.500%, 12/1/2025	110
984	8.000%, 9/1/2026	999
1,124	8.000%, 4/1/2030	1,286
5,200,000	3.000%, 4/1/2048[e]	5,067,223
18,095,000	3.500%, 4/1/2048[e]	18,120,671
14,137,500	4.000%, 4/1/2048[e]	14,501,296
8,400,000	4.500%, 4/1/2048[e]	8,792,466
	Government National Mortgage Association 30-Yr. Pass Through
1,842	7.500%, 3/15/2023	1,846
1,385	9.000%, 9/15/2024	1,515
1,635	8.000%, 6/15/2025	1,663
298	8.000%, 9/15/2026	299
5,752	7.500%, 10/15/2027	5,831
6,908	7.500%, 11/15/2028	6,925
640	8.000%, 10/15/2030	642
2,622	7.500%, 1/15/2031	2,909

	Total	56,499,121

U.S. Government and Agencies (54.7%)
	Federal Farm Credit Bank
5,800,000	1.836%, (LIBOR 1M + 0.050%), 4/16/2018[a]	5,800,236
400,000	2.210%, 8/1/2024	386,854
	Federal Home Loan Bank
650,000	1.375%, 11/15/2019	640,839
3,000,000	2.375%, 3/30/2020	3,000,714
	Federal Home Loan Mortgage Corporation
350,000	6.750%, 3/15/2031	485,833
	Federal National Mortgage Association
2,000,000	2.375%, 1/19/2023	1,974,168
800,000	1.875%, 9/24/2026	736,818
500,000	5.960%, 9/11/2028	630,699
100,000	6.250%, 5/15/2029	129,815

Principal Amount	Long-Term Fixed Income (102.6%)	Value
U.S. Government and Agencies (54.7%) - continued
	Resolution Funding Corporation
$200,000	8.125%, 10/15/2019	$217,489
	Tennessee Valley Authority
2,500,000	2.250%, 3/15/2020	2,495,265
350,000	5.250%, 9/15/2039	458,754
	U.S. Treasury Bonds
5,750,000	2.250%, 11/15/2027	5,503,728
300,000	5.500%, 8/15/2028	373,923
2,500,000	5.250%, 11/15/2028	3,069,327
2,175,000	3.000%, 5/15/2042	2,194,619
3,495,000	2.500%, 5/15/2046	3,171,246
	U.S. Treasury Bonds, TIPS
7,030,380	0.500%, 1/15/2028	6,897,355
6,157,680	0.875%, 2/15/2047	6,096,547
	U.S. Treasury Notes
4,500,000	1.000%, 3/15/2019	4,452,188
6,000,000	0.875%, 9/15/2019	5,882,791
150,000	1.500%, 10/31/2019	148,230
7,625,000	1.750%, 11/30/2019	7,561,612
1,500,000	1.375%, 12/15/2019	1,477,502
2,500,000	1.375%, 2/15/2020	2,458,041
5,000,000	1.875%, 12/15/2020	4,935,121
3,000,000	1.250%, 3/31/2021	2,900,097
1,000,000	2.250%, 7/31/2021	993,512
4,095,000	1.125%, 8/31/2021	3,915,831
6,500,000	1.875%, 7/31/2022	6,323,790
1,725,000	2.000%, 11/30/2022	1,683,215
6,750,000	2.125%, 7/31/2024	6,536,189
7,600,000	2.250%, 11/15/2024	7,397,356
3,850,000	2.125%, 11/30/2024	3,718,163

	Total	104,647,867

	Total Long-Term Fixed Income (cost $197,024,324)	196,199,951

Shares or Principal Amount	Short-Term Investments (25.8%)	Value
	Federal Farm Credit Bank Discount Notes
300,000	1.693%, 4/5/2018[f]	299,959
5,000,000	1.680%, 4/19/2018[f,g]	4,996,080
	Federal National Mortgage Association Discount Notes
2,800,000	1.650%, 4/2/2018[f]	2,800,000
1,000,000	1.670%, 4/16/2018[f]	999,354
	Thrivent Core Short-Term Reserve Fund
3,976,619	1.940%	39,766,183
	U.S. Treasury Bills
260,000	1.406%, 4/26/2018[f]	259,723
270,000	1.524%, 5/10/2018[f,h]	269,536

	Total Short-Term Investments (cost $49,389,515)	49,390,835

	Total Investments (cost $246,413,839) 128.4%	$245,590,786

	Other Assets and Liabilities, Net (28.4%)	(54,313,318)

	Total Net Assets 100.0%	$191,277,468

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

a

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
c	All or a portion of the security is insured or guaranteed.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $5,151,895 or 2.7% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
h	At March 29, 2018, $129,777 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Government Bond Portfolio as of March 29, 2018 was $868,195 or 0.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	$459,312
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	485,246

Definitions:

ACES	-	Alternative Credit Enhancement Securities
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Government Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,831,553	–	1,831,553	–
Collateralized Mortgage Obligations	2,025,211	–	2,025,211	–
Commercial Mortgage-Backed Securities	15,795,003	–	15,795,003	–
Consumer Cyclical	1,612,150	–	1,612,150	–
Energy	221,933	–	221,933	–
Financials	1,320,577	–	1,320,577	–
Foreign Government	12,246,536	–	12,246,536	–
Mortgage-Backed Securities	56,499,121	–	56,499,121	–
U.S. Government and Agencies	104,647,867	–	104,647,867	–
Short-Term Investments	9,624,652	–	9,624,652	–

Subtotal Investments in Securities	$205,824,603	$–	$205,824,603	$–

Other Investments*	Total
Short-Term Investments	39,766,183
Subtotal Other Investments	$39,766,183

Total Investments at Value	$245,590,786

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	44,867	44,867	–	–

Total Asset Derivatives	$44,867	$44,867	$–	$–

Liability Derivatives
Futures Contracts	11,674	11,674	–	–

Total Liability Derivatives	$11,674	$11,674	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

The following table presents Government Bond Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $99,922 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
20-Yr. U.S. Treasury Bond Futures	12	June 2018	$1,714,633	$44,867
Total Futures Long Contracts			$1,714,633	$44,867

2-Yr. U.S. Treasury Bond Futures	(74)	July 2018	($15,722,462)	($10,632)
10-Yr. U.S. Treasury Bond Futures	(1)	June 2018	(120,098)	(1,042)
Total Futures Short Contracts			($15,842,560)	($11,674)

Total Futures Contracts			($14,127,927)	$33,193

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Government Bond Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$11,030	$58,104	$29,368	3,977	$39,766	20.8%
Total Affiliated Short-Term Investments	11,030				39,766	20.8

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	12,705	12,705	–	–	–
Total Collateral Held for Securities Loaned	–				–	–

Total Value	$11,030				$39,766

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$170
Total Income from Affiliated Investments				$170

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	4
Total Affiliated Income from Securities Loaned, Net				$4

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (8.6%)[a]	Value
Basic Materials (0.7%)
	Arch Coal, Inc., Term Loan
$59,549	5.127%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$59,747
	Big River Steel, LLC, Term Loan
59,700	7.302%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	60,446
	CONSOL Mining Corporation, Term Loan
54,862	7.990%, (LIBOR 3M + 6.000%), 10/30/2022[b]	56,207
	Contura Energy, Inc., Term Loan
130,275	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[b]	129,868
	Ineos Finance, LLC, Term Loan
184,537	3.877%, (LIBOR 1M + 2.000%), 3/31/2024[b]	184,907
	Peabody Energy Corporation, Term Loan
66,987	5.377%, (LIBOR 1M + 3.500%), 3/31/2022[b]	67,070
	Tronox Finance, LLC, Term Loan
40,712	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[b]	41,060
93,951	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[b]	94,753

	Total	694,058

Capital Goods (0.4%)
	Advanced Disposal Services, Inc., Term Loan
99,060	3.981%, (LIBOR 1W + 2.250%), 11/10/2023[b]	99,278
	Cortes NP Intermediate Holding II Corporation, Term Loan
146,047	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[b]	146,594
	Navistar, Inc., Term Loan
110,000	5.210%, (LIBOR 1M + 3.500%), 11/3/2024[b]	110,504

	Total	356,376

Communications Services (2.7%)
	Altice Financing SA, Term Loan
69,475	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[b]	67,999
29,925	4.470%, (LIBOR 3M + 2.750%), 10/6/2026[b]	29,345
	Altice US Finance I Corporation, Term Loan
84,363	4.127%, (LIBOR 1M + 2.250%), 7/14/2025[b]	84,173
	CBS Radio, Inc., Term Loan
74,812	4.623%, (LIBOR 3M + 2.750%), 10/17/2023[b]	75,109
	Cengage Learning Acquisitions, Term Loan
161,081	6.036%, (LIBOR 1M + 4.250%), 6/7/2023[b]	146,290
	Charter Communications Operating, LLC, Term Loan
99,750	3.880%, (LIBOR 1M + 2.000%), 4/13/2025[b]	100,082
	CSC Holdings, LLC, Term Loan
89,325	4.036%, (LIBOR 1M + 2.250%), 7/17/2025[b]	89,009

Principal Amount	Bank Loans (8.6%)[a]	Value
Communications Services (2.7%) - continued
	Frontier Communications
	Corporation, Term Loan
$109,175	5.630%, (LIBOR 1M + 3.750%), 6/1/2024[b]	$107,606
	Gray Television, Inc., Term Loan
69,125	3.920%, (LIBOR 1M + 2.250%), 2/7/2024[b]	69,355
	Hargray Communications Group, Inc., Term Loan
19,950	4.877%, (LIBOR 3M + 3.000%), 5/16/2024[b,d,e]	19,994
	Hargray Merger Subsidiary Corporation, Term Loan
69,649	4.877%, (LIBOR 1M + 3.000%), 3/24/2024[b]	69,802
	Intelsat Jackson Holdings SA, Term Loan
80,000	5.706%, (LIBOR 3M + 3.750%), 11/27/2023[b]	80,000
	Level 3 Financing, Inc., Term Loan
115,000	4.111%, (LIBOR 1M + 2.250%), 2/22/2024[b]	115,198
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
145,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[b]	140,438
	McGraw-Hill Global Education Holdings, LLC, Term Loan
132,637	5.877%, (LIBOR 1M + 4.000%), 5/4/2022[b]	130,880
	NEP/NCP Holdco, Inc., Term Loan
94,045	5.552%, (LIBOR 1M + 3.250%), 7/21/2022[b]	94,320
	Radiate Holdco, LLC, Term Loan
209,471	4.877%, (LIBOR 1M + 3.000%), 2/1/2024[b]	208,162
	Sable International Finance, Ltd., Term Loan
260,000	5.127%, (LIBOR 1M + 3.250%), 2/6/2026[b]	260,650
	SBA Senior Finance II, LLC, Term Loan
46,764	3.990%, (LIBOR 1M + 2.250%), 3/24/2021[b]	46,854
	Sinclair Television Group, Inc., Term Loan
175,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,d,e]	175,656
	Sprint Communications, Inc., Term Loan
118,800	4.438%, (LIBOR 1M + 2.500%), 2/2/2024[b]	118,750
	Syniverse Holdings, Inc., Term Loan
35,000	6.718%, (LIBOR 3M + 5.000%), 2/9/2023[b]	35,374
	Unitymedia Finance, LLC, Term Loan
130,000	4.027%, (LIBOR 1M + 2.250%), 1/20/2026[b]	129,801
	Univision Communications, Inc., Term Loan
102,748	4.627%, (LIBOR 1M + 2.750%), 3/15/2024[b]	100,993

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (8.6%)[a]	Value
Communications Services (2.7%) - continued
	Virgin Media Bristol, LLC, Term Loan
$130,000	4.277%, (LIBOR 1M + 2.500%), 1/31/2026[b]	$130,637

	Total	2,626,477

Consumer Cyclical (1.0%)
	Boyd Gaming Corporation, Term Loan
55,144	4.236%, (LIBOR 1W + 2.500%), 9/15/2023[b]	55,395
	Burlington Coat Factory Warehouse Corporation, Term Loan
99,500	4.380%, (LIBOR 1M + 2.500%), 11/9/2024[b]	99,599
	Ceridian HCM Holding, Inc., Term Loan
48,957	5.377%, (LIBOR 1M + 3.500%), 9/15/2020[b]	49,031
	Eldorado Resorts, Inc., Term Loan
39,590	4.128%, (LIBOR 2M + 2.250%), 4/17/2024[b]	39,689
	Golden Nugget, Inc., Term Loan
124,055	4.979%, (LIBOR 2M + 3.250%), 10/4/2023[b]	125,125
	IMG Worldwide, Inc., Term Loan
40,000	9.127%, (LIBOR 1M + 7.250%), 5/6/2022[b,c]	40,200
	Michaels Stores, Inc., Term Loan
71,128	4.589%, (LIBOR 1M + 2.750%), 1/28/2023[b]	71,439
	Mohegan Tribal Gaming Authority, Term Loan
144,333	5.877%, (LIBOR 1M + 4.000%), 10/13/2023[b]	143,882
	Scientific Games International, Inc., Term Loan
225,000	4.722%, (LIBOR 1M + 2.750%), 8/14/2024[b]	225,716
	Seminole Hard Rock Entertainment, Inc., Term Loan
48,232	4.443%, (LIBOR 3M + 2.750%), 5/14/2020[b]	48,494
	Stars Group Holdings BV, Term Loan
83,212	5.802%, (LIBOR 3M + 3.500%), 8/1/2021[b]	83,545

	Total	982,115

Consumer Non-Cyclical (1.3%)
	Air Medical Group Holdings, Inc., Term Loan
54,863	6.015%, (LIBOR 3M + 4.250%), 9/26/2024[b]	55,309
	Albertson’s, LLC, Term Loan
253,859	4.627%, (LIBOR 1M + 2.750%), 8/25/2021[b]	250,600
	CHS/Community Health Systems, Inc., Term Loan
28,845	4.984%, (LIBOR 3M + 2.750%), 12/31/2019[b]	28,100
98,859	4.984%, (LIBOR 3M + 3.000%), 1/27/2021[b]	94,891
	Endo Luxembourg Finance Company I SARL., Term Loan
94,288	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[b]	94,012

Principal Amount	Bank Loans (8.6%)[a]	Value
Consumer Non-Cyclical (1.3%) - continued
	Grifols Worldwide Operations USA, Inc., Term Loan
$103,950	3.986%, (LIBOR 1W + 2.250%), 1/23/2025[b]	$104,300
	JBS USA LUX SA, Term Loan
108,900	4.678%, (LIBOR 3M + 2.500%), 10/30/2022[b]	108,514
	Libbey Glass, Inc., Term Loan
65,369	4.718%, (LIBOR 1M + 3.000%), 4/9/2021[b,c]	64,471
	Mallinckrodt International Finance SA, Term Loan
170,000	4.820%, (LIBOR 3M + 3.000%), 9/24/2024[b]	170,128
	Ortho-Clinical Diagnostics, Inc., Term Loan
134,638	5.627%, (LIBOR 1M + 3.750%), 6/30/2021[b]	135,681
	Revlon Consumer Products Corporation, Term Loan
74,659	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[b]	58,452
	Valeant Pharmaceuticals International, Inc., Term Loan
151,842	5.240%, (LIBOR 1M + 3.500%), 4/1/2022[b]	153,389

	Total	1,317,847

Energy (0.2%)
	Houston Fuel Oil Terminal, LLC, Term Loan
68,579	5.800%, (LIBOR 3M + 3.500%), 8/19/2021[b]	69,222
	MEG Energy Corporation, Term Loan
13,300	5.810%, (LIBOR 3M + 3.500%), 12/31/2023[b]	13,293
	MRC Global US, Inc., Term Loan
44,888	7.250%, (LIBOR 1M + 3.500%), 9/15/2024[b]	45,224
	Pacific Drilling SA, Term Loan
77,557	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	25,837

	Total	153,576

Financials (0.9%)
	ASP AMC Merger Sub, Inc., Term Loan
196,688	5.802%, (LIBOR 3M + 3.500%), 4/13/2024[b]	197,180
	Avolon TLB Borrower 1 US, LLC, Term Loan
129,025	4.072%, (LIBOR 1M + 2.250%), 4/3/2022[b]	129,065
	Colorado Buyer, Inc., Term Loan
114,137	4.780%, (LIBOR 3M + 3.000%), 5/1/2024[b]	114,137
70,000	9.030%, (LIBOR 3M + 7.250%), 5/1/2025[b]	69,957
	Digicel International Finance, Ltd., Term Loan
139,332	5.020%, (LIBOR 3M + 3.250%), 5/10/2024[b]	138,549
	DJO Finance, LLC, Term Loan
39,000	5.035%, (LIBOR 3M + 3.250%), 6/7/2020[b]	39,163

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (8.6%)[a]	Value
Financials (0.9%) - continued
	Gartner, Inc., Term Loan
$29,700	3.877%, (LIBOR 1M + 2.000%), 4/5/2024[b]	$29,830
	Genworth Holdings, Inc., Term Loan
40,000	6.202%, (LIBOR 3M + 4.500%), 2/28/2023[b]	40,675
	MoneyGram International, Inc., Term Loan
115,299	5.552%, (LIBOR 3M + 3.250%), 3/28/2020[b]	115,097

	Total	873,653

Technology (0.9%)
	First Data Corporation, Term Loan
220,000	4.122%, (LIBOR 1M + 2.250%), 4/26/2024[b]	220,249
	Harland Clarke Holdings Corporation, Term Loan
127,003	7.052%, (LIBOR 3M + 4.750%), 10/31/2023[b]	127,991
	Micron Technology, Inc., Term Loan
59,696	3.880%, (LIBOR 1M + 2.000%), 4/26/2022[b]	60,051
	Rackspace Hosting, Inc., Term Loan
119,262	4.787%, (LIBOR 3M + 3.000%), 11/3/2023[b]	118,759
	SS&C Technologies Holdings Europe SARL, Term Loan
30,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,d,e]	30,134
	SS&C Technologies, Inc., Term Loan
90,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,d,e]	90,403
	TNS, Inc., Term Loan
127,136	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	127,612
	Western Digital Corporation, Term Loan
140,884	3.877%, (LIBOR 1M + 2.000%), 4/29/2023[b]	141,563

	Total	916,762

Transportation (0.2%)
	Arctic LNG Carriers, Ltd., Term Loan
218,350	6.377%, (LIBOR 1M + 4.500%), 5/18/2023[b]	219,988
	OSG Bulk Ships, Inc., Term Loan
27,597	6.040%, (LIBOR 3M + 4.250%), 8/5/2019[b,c]	26,493

	Total	246,481

Utilities (0.3%)
	HD Supply Waterworks, Term Loan
74,812	5.116%, (LIBOR 3M + 3.000%), 7/21/2024[b,c]	75,187
	Intergen NV, Term Loan
63,693	6.240%, (LIBOR 1W + 4.500%), 6/13/2020[b]	63,958
	Talen Energy Supply, LLC, Term Loan
74,213	5.877%, (LIBOR 1M + 4.000%), 7/6/2023[b]	72,781

Principal Amount	Bank Loans (8.6%)[a]	Value
Utilities (0.3%) - continued
	TerraForm Power Operating, LLC, Term Loan
$44,888	4.627%, (LIBOR 1M + 2.750%), 11/3/2022[b]	$45,098

	Total	257,024

	Total Bank Loans (cost $8,464,348)	8,424,369

Shares	Common Stock (66.5%)	Value
Consumer Discretionary (11.1%)
1,401	Amazon.com, Inc.[h]	2,027,723
14,052	American Axle & Manufacturing Holdings, Inc.[h]	213,872
600	AOKI Holdings, Inc.	9,149
1,000	Autobacs Seven Company, Ltd.	18,718
100	Bandai Namco Holdings, Inc.	3,236
3,310	Berkeley Group Holdings plc	175,958
305	Booking Holdings, Inc.[h]	634,519
782	Breville Group, Ltd.	7,046
3,900	Bridgestone Corporation	171,576
1,340	Burlington Stores, Inc.[h]	178,421
12,864	Carnival Corporation	843,621
800	Chiyoda Company, Ltd.	19,921
343	Cie Generale des Etablissements Michelin	50,779
18,730	Comcast Corporation	640,004
1,200	DCM Holdings Company, Ltd.	12,211
1,948	Dollar Tree, Inc.[h]	184,865
1,414	Eutelsat Communications	28,026
7,874	General Motors Company	286,141
13,100	Honda Motor Company, Ltd.	453,477
1,605	Hugo Boss AG	139,823
4,928	Inchcape plc	47,779
478	Ipsos SA	18,784
1,118	JM AB	25,446
148	Linamar Corporation	8,085
4,149	Magna International, Inc.	233,796
2,868	Mediaset Espana Comunicacion SA	29,215
3,375	Netflix, Inc.[h]	996,806
70	Nexity SA	4,483
893	Next plc	59,696
1,100	NHK Spring Company, Ltd.	11,781
13,542	NIKE, Inc.	899,731
39,500	Nissan Motor Company, Ltd.	407,725
3,379	Nutrisystem, Inc.	91,064
9,425	Peugeot SA	226,949
500	Plenus Company, Ltd.	9,723
1,600	Sangetsu Company, Ltd.	33,176
4,200	Sankyo Company, Ltd.	146,926
1,300	SHIMAMURA Company, Ltd.	162,095
4,745	Six Flags Entertainment Corporation	295,424
4,000	Sumitomo Rubber Industries, Ltd.	73,749
200	Takara Standard Company, Ltd.	3,392
4,651	Toll Brothers, Inc.	201,156
6,200	Toyoda Gosei Company, Ltd.	143,589
5,100	TV Asahi Holdings Corporation	112,739
4,020	Walt Disney Company	403,769
1,207	Wolters Kluwer NV	64,194
1,600	Yokohama Rubber Company, Ltd.	37,082

	Total	10,847,440

Consumer Staples (2.8%)
5,594	Altria Group, Inc.	348,618
1,600	Arcs Company, Ltd.	38,876

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (66.5%)	Value
Consumer Staples (2.8%) - continued
22,850	Cott Corporation	$336,352
600	Empire Company, Ltd.	12,043
1,163	ForFarmers BV	16,232
356	Henkel AG & Company KGaA	44,850
3,100	Japan Tobacco, Inc.	88,558
1,500	Lawson, Inc.	102,543
300	Ministop Company, Ltd.	6,168
5,559	Philip Morris International, Inc.	552,565
600	Seven & I Holdings Company, Ltd.	25,700
11,268	Unilever NV	636,028
9,861	Unilever plc	546,915

	Total	2,755,448

Energy (3.6%)
930	Andeavor	93,521
74,219	BP plc	500,614
478	Contura Energy, Inc.	32,026
19,090	Halliburton Company	896,085
3,633	OMV AG	211,902
5,194	Parsley Energy, Inc.[h]	150,574
5,680	Pioneer Natural Resources Company	975,710
1,287	Royal Dutch Shell plc, Class A	40,719
7,866	Royal Dutch Shell plc, Class B	253,115
1,382	TGS Nopec Geophysical Company ASA	33,904
3,582	Total SA	205,319
3,582	Total SA Rights[c,h]	53
11,251	WPX Energy, Inc.[h]	166,290

	Total	3,559,832

Financials (8.6%)
1,628	ABN AMRO Group NVi	49,090
769	Affiliated Managers Group, Inc.	145,787
1,337	Anima Holding SPA[i]	9,082
300	Aozora Bank, Ltd.	12,041
9,245	Apollo Investment Corporation	48,259
4,232	Ares Capital Corporation	67,162
2,700	Assured Guaranty, Ltd.	97,740
807	ASX, Ltd.	34,973
7,675	Australia & New Zealand Banking Group, Ltd.	159,742
5,284	Banco BPM SPA[h]	18,337
38,894	Banco de Sabadell SA	79,555
3,465	Bankinter SA	35,673
423	BNP Paribas SA	31,370
2,700	CaixaBank SA	12,873
9,027	CI Financial Corporation	193,383
8,355	Citigroup, Inc.	563,963
6,556	CNP Assurances	165,501
1,246	Danske Bank AS	46,686
26,713	Direct Line Insurance Group plc	143,035
8,841	DnB ASA	174,143
18,362	E*TRADE Financial Corporation[h]	1,017,438
1,656	Euronext NVi	121,383
2,616	Finecobank Banca Fineco SPA	31,487
24,793	FlexiGroup, Ltd.	34,475
2,457	Genworth MI Canada, Inc.[j]	78,191
1,677	Goldman Sachs Group, Inc.	422,369
1,650	Hannover Rueckversicherung SE	225,113
474	Hargreaves Lansdown plc	10,880
58,425	HSBC Holdings plc	548,651
3,227	IBERIABANK Corporation	251,706
2,362	Interactive Brokers Group, Inc.	158,821
1,826	Jupiter Fund Management plc	12,106
13,382	KeyCorp	261,618
1,016	Macquarie Group, Ltd.	81,013

Shares	Common Stock (66.5%)	Value
Financials (8.6%) - continued
150	Markel Corporation[h]	$175,538
84,318	Medibank Private, Ltd.	189,254
6,078	MetLife, Inc.	278,919
57,600	Mizuho Financial Group, Inc.	104,969
2,838	National Bank of Canada	133,579
17,291	Old Mutual plc	58,182
1,188	Pargesa Holding SA	105,410
1,530	Plus500, Ltd.	24,516
2,775	Power Corporation of Canada	63,325
14,357	Santander Consumer USA Holdings Inc.	234,019
1,739	Schroders plc	78,026
2,600	Senshu Ikeda Holdings, Inc.	9,962
600	Sony Financial Holdings, Inc.	10,956
6,392	State Street Corporation	637,474
15,618	Synchrony Financial	523,672
6,800	United Community Banks, Inc.	215,220
139	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,647
4,632	Zions Bancorporation	244,245
20	Zurich Insurance Group AG	6,597

	Total	8,442,156

Health Care (6.6%)
5,511	Acadia Healthcare Company, Inc.[h]	215,921
200	Anthem, Inc.	43,940
18,600	Astellas Pharmaceutical, Inc.	284,505
6,200	BioMarin Pharmaceutical, Inc.[h]	502,634
5,346	Celgene Corporation[h]	476,917
49	Danaher Corporation	4,798
14,027	GlaxoSmithKline plc ADR[j]	548,035
14,101	Hologic, Inc.[h]	526,813
300	KYORIN Holdings, Inc.	5,668
124	LNA Sante	8,636
7,073	Medtronic plc	567,396
5,830	Novartis AG	471,535
12,534	Novo Nordisk AS	616,496
245	Roche Holding AG	56,202
1,120	Teleflex, Inc.	285,578
7,410	UnitedHealth Group, Inc.	1,585,740
1,279	Waters Corporation[h]	254,073

	Total	6,454,887

Industrials (7.9%)
3,148	Adecco SA	224,232
800	Asahi Glass Company, Ltd.	33,526
11,216	Atlas Copco AB, Class A	487,131
5,860	Atlas Copco AB, Class B	228,808
3,327	Brink’s Company	237,381
5,835	Caterpillar, Inc.	859,962
200	Central Glass Company, Ltd.	4,605
5,459	CSX Corporation	304,121
900	Dai Nippon Printing Company, Ltd.	18,703
3,096	Delta Air Lines, Inc.	169,692
2,108	Dycom Industries, Inc.[h]	226,884
970	Ferguson plc	72,953
10,783	GWA Group, Ltd.	28,083
4,956	Honeywell International, Inc.	716,192
1,400	Inaba Denki Sangyo Company, Ltd.	61,889
3,613	Kirby Corporation[h]	278,020
588	Loomis AB	21,227
2,900	Marubeni Corporation	21,177
2,955	Masonite International Corporation[h]	181,289
1,656	Middleby Corporation[h]	204,996
2,000	Mitsuboshi Belting, Ltd.	22,282
3,489	Monadelphous Group, Ltd.	41,128

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (66.5%)	Value
Industrials (7.9%) - continued
4,190	National Express Group plc	$22,716
3,700	Nitto Kogyo Corporation	57,328
1,097	Nobina ABi	7,094
5,304	Norfolk Southern Corporation	720,177
1,277	Northgate plc	6,045
2,330	Oshkosh Corporation	180,039
10,428	PageGroup plc	78,584
13,292	RELX NV	275,529
8,137	RELX plc	167,149
432	Rockwool International AS	128,688
28,804	Royal Mail plc	218,616
554	Sandvik AB	10,150
1,004	Schindler Holding AG, Participation Certificate	216,631
13	SGS SA	31,979
500	ShinMaywa Industries, Ltd.	4,136
9,695	SKF ABj	198,622
3,138	Smiths Group plc	66,749
583	Spirax-Sarco Engineering plc	47,030
355	Sulzer, Ltd.	46,729
10,300	Sumitomo Electric Industries, Ltd.	157,420
500	Taikisha, Ltd.	16,399
1,300	Toppan Forms Company, Ltd.	14,397
12,000	Toppan Printing Company, Ltd.	98,640
2,177	Transcontinental, Inc.	43,004
3,000	Tsubakimoto Chain Company	24,524
2,489	Vinci SA	245,155
1,449	WABCO Holdings, Inc.[h]	193,978
600	Yuasa Trading Company, Ltd.	19,725

	Total	7,741,514

Information Technology (11.5%)
967	Alliance Data Systems Corporation	205,836
650	Alphabet, Inc., Class Ah	674,141
577	Alphabet, Inc., Class Ch	595,343
7,176	Apple, Inc.	1,203,989
2,700	Autodesk, Inc.[h]	339,066
2,628	Belden, Inc.	181,174
69	BKW FMB Energie	4,590
2,600	Blackline, Inc.[h]	101,946
2,000	Canon, Inc.	72,557
2,651	Capgemini SA	330,777
635	CGI Group, Inc.[h]	36,621
9,062	Ciena Corporation[h]	234,706
30,914	Cisco Systems, Inc.	1,325,901
3,960	Dolby Laboratories, Inc.	251,698
1,743	F5 Networks, Inc.[h]	252,055
4,470	Facebook, Inc.[h]	714,261
6,835	Juniper Networks, Inc.	166,296
19,800	Konica Minolta Holdings, Inc.	168,319
400	Kulicke and Soffa Industries, Inc.[h]	10,004
2,200	Kyocera Corporation	124,736
9,360	Microsoft Corporation	854,287
1,800	NEC Networks & System Integration Corporation	46,820
2,576	New Relic, Inc.[h]	190,933
43	NVIDIA Corporation	9,958
11,400	PayPal Holdings, Inc.[h]	864,918
700	Ryoyo Electro Corporation	11,273
3,230	Salesforce.com, Inc.[h]	375,649
1,348	Seagate Technology plc	78,885
6,200	Shinko Electric Industries Company, Ltd.	45,833
1,149	TE Connectivity, Ltd.	114,785
7,971	Twitter, Inc.[h]	231,239
8,720	Visa, Inc.	1,043,086

Shares	Common Stock (66.5%)	Value
Information Technology (11.5%) - continued
6,346	Xilinx, Inc.	$458,435

	Total	11,320,117

Materials (3.7%)
929	APERAM	44,486
570	Ashland Global Holdings, Inc.	39,780
6,382	BASF SE	647,246
14,670	BHP Billiton plc	289,926
12,785	BHP Billiton, Ltd.	283,386
1,888	Crown Holdings, Inc.[h]	95,816
8,300	Daicel Corporation	91,142
530	Eagle Materials, Inc.	54,616
5,140	Evonik Industries AG	181,254
941	FMC Corporation	72,052
3,715	Granges AB	43,706
630	Hudbay Minerals, Inc.	4,460
1,500	JSR Corporation	33,759
3,000	Kaneka Corporation	29,843
7,400	Kuraray Company, Ltd.	128,304
4,200	Kyoei Steel, Ltd.	71,744
4,263	Lundin Mining Corporation	27,960
650	Methanex Corporation	39,422
5,703	Mondi plc	153,285
1,273	Neenah, Inc.	99,803
200	Nippon Shokubai Company, Ltd.	13,828
16,513	Norsk Hydro ASA	97,950
1,200	Packaging Corporation of America	135,240
134	Rio Tinto plc	6,800
654	Rio Tinto, Ltd.	37,051
2,739	Sandfire Resources NL	15,605
1,460	Sensient Technologies Corporation	103,047
1,669	Solvay SA	231,957
200	Taiyo Holdings Company, Ltd.	8,608
2,500	Toagosei Company, Ltd.	29,578
10,170	UPM-Kymmene Oyj	377,041
2,117	Valvoline, Inc.	46,849
2,518	Verso Corporation[h]	42,403
600	Yamato Kogyo Company, Ltd.	16,557

	Total	3,594,504

Real Estate (8.2%)
650	Acadia Realty Trust	15,990
282	Agree Realty Corporation	13,547
500	Alexander & Baldwin, Inc.	11,565
2,641	Alexandria Real Estate Equities, Inc.	329,834
300	American Assets Trust, Inc.	10,023
1,000	American Campus Communities, Inc.	38,620
3,300	American Tower Corporation	479,622
1,200	Apartment Investment & Management Company	48,900
250	Armada Hoffler Properties, Inc.	3,423
926	Artis Real Estate Investment Trust	9,768
1,030	AvalonBay Communities, Inc.	169,394
1,691	Boston Properties, Inc.	208,365
2,507	British Land Company plc	22,599
3,149	Camden Property Trust	265,083
500	CareTrust REIT, Inc.	6,700
1,200	CBL & Associates Properties, Inc.	5,004
600	Cedar Realty Trust, Inc.	2,364
300	Chatham Lodging Trust	5,745
356	Chesapeake Lodging Trust	9,900
100	Community Healthcare Trust, Inc.	2,574
800	CoreCivic, Inc.	15,616
250	CoreSite Realty Corporation	25,065
750	Corporate Office Properties Trust	19,372
3,056	Cousins Properties, Inc.	26,526

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (66.5%)	Value
Real Estate (8.2%) - continued
4,471	Crown Castle International Corporation	$490,066
750	CyrusOne, Inc.	38,408
100	Daito Trust Construction Company, Ltd.	17,027
700	DCT Industrial Trust, Inc.	39,438
11,911	DEXUS Property Group	85,768
1,472	DiamondRock Hospitality Company	15,368
1,567	Digital Realty Trust, Inc.	165,130
1,100	Douglas Emmett, Inc.	40,436
10,881	Duke Realty Corporation	288,129
300	Easterly Government Properties, Inc.	6,120
221	EastGroup Properties, Inc.	18,268
500	Education Realty Trust, Inc.	16,375
456	EPR Properties	25,262
820	Equinix, Inc.	342,875
3,770	Equity Residential	232,307
495	Essex Property Trust, Inc.	119,137
950	Extra Space Storage, Inc.	82,992
550	Federal Realty Investment Trust	63,860
900	First Industrial Realty Trust, Inc.	26,307
400	Four Corners Property Trust, Inc.	9,236
14,884	General Growth Properties, Inc.	304,527
900	GEO Group, Inc.	18,423
200	Getty Realty Corporation	5,044
700	Government Properties Income Trust	9,562
12,000	Hang Lung Properties, Ltd.	28,164
3,550	HCP, Inc.	82,466
1,000	Healthcare Realty Trust, Inc.	27,710
200	Hersha Hospitality Trust	3,580
800	Highwoods Properties, Inc.	35,056
1,300	Hospitality Properties Trust	32,942
11,291	Host Hotels & Resorts, Inc.	210,464
21,000	Hysan Development Company, Ltd.	111,444
600	Independence Realty Trust, Inc.	5,508
2,150	Iron Mountain, Inc.	70,649
720	JBG SMITH Properties	24,271
800	Kilroy Realty Corporation	56,768
3,100	Kimco Realty Corporation	44,640
600	Kite Realty Group Trust	9,138
567	Lamar Advertising Company	36,095
800	LaSalle Hotel Properties	23,208
1,600	Lexington Realty Trust	12,592
1,100	Liberty Property Trust	43,703
313	Life Storage, Inc.	26,142
200	LTC Properties, Inc.	7,600
825	Macerich Company	46,216
600	Mack-Cali Realty Corporation	10,026
2,700	Medical Properties Trust, Inc.	35,100
884	Mid-America Apartment Communities, Inc.	80,656
1,200	National Retail Properties, Inc.	47,112
401	National Storage Affiliates Trust	10,057
1,400	Omega Healthcare Investors, Inc.	37,856
500	Pennsylvania REIT	4,825
456	PotlatchDeltic Corporation	23,735
5,645	Prologis, Inc.	355,579
100	PS Business Parks, Inc.	11,304
1,518	Public Storage, Inc.	304,192
700	Quality Care Properties, Inc.[h]	13,601
500	Ramco-Gershenson Properties Trust	6,180
900	Rayonier, Inc. REIT	31,662
2,027	Realty Income Corporation	104,857
1,120	Regency Centers Corporation	66,058
750	Retail Opportunity Investments Corporation	13,253

Shares	Common Stock (66.5%)	Value
Real Estate (8.2%) - continued
6,000	Road King Infrastructure, Ltd.	$11,966
1,329	Sabra Health Care REIT, Inc.	23,457
900	SBA Communications Corporation[h]	153,828
1,723	Senior Housing Property Trust	26,982
3,185	Simon Property Group, Inc.	491,605
700	SL Green Realty Corporation	67,781
8,571	Stockland	26,595
835	Summit Hotel Properties, Inc.	11,364
5,000	Sun Hung Kai Properties, Ltd.	79,365
2,000	Swire Pacific, Ltd.	20,253
638	Tanger Factory Outlet Centers, Inc.	14,036
450	Taubman Centers, Inc.	25,609
2,050	UDR, Inc.	73,021
1,200	Uniti Group, Inc.	19,500
700	Urban Edge Properties	14,945
200	Urstadt Biddle Properties, Inc.	3,860
2,700	Ventas, Inc.	133,731
1,960	Vornado Realty Trust	131,908
1,300	Washington Prime Group, Inc.	8,671
800	Weingarten Realty Investors	22,464
2,799	Welltower, Inc.	152,350
5,700	Weyerhaeuser Company	199,500
200	Whitestone REIT	2,078
14,700	Wing Tai Holdings, Ltd.	23,307

	Total	8,038,249

Telecommunications Services (1.5%)
2,091	Freenet AG	63,638
46,042	KCOM Group plc	59,494
1,000	KDDI Corporation	25,754
4,500	Nippon Telegraph & Telephone Corporation	209,939
21,300	NTT DOCOMO, Inc.	543,010
14,408	Telenor ASA	327,654
6,635	Zayo Group Holdings, Inc.[h]	226,652

	Total	1,456,141

Utilities (1.0%)
122	Alpha Natural Resources Holdings, Inc.[h]	2,959
459	ANR, Inc.[h]	11,016
1,900	Chubu Electric Power Company, Inc.	27,268
13,656	Dynegy, Inc.[h]	184,629
6,190	MDU Resources Group, Inc.	174,310
11,000	Osaka Gas Company, Ltd.	218,778
4,121	PNM Resources, Inc.	157,628
8,000	Tokyo Gas Company, Ltd.	213,762
565	Verbund AG	16,396

	Total	1,006,746

	Total Common Stock (cost $57,305,571)	65,217,034

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Asset-Backed Securities (0.1%)
	Earnest Student Loan Program, LLC
77,522	2.680%, 7/25/2035, Ser. 2016-C, Class A2[i]	76,173
	SoFi Consumer Loan Program, LLC
28,003	3.280%, 1/26/2026, Ser. 2017-1, Class Ai	28,052

	Total	104,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Basic Materials (0.4%)
	Alcoa Nederland Holding BV
$15,000	6.750%, 9/30/2024[i]	$16,050
	Anglo American Capital plc
13,000	4.125%, 9/27/2022[i]	13,155
	ArcelorMittal SA
50,000	5.750%, 3/1/2021	52,687
	BWAY Holding Company
30,000	5.500%, 4/15/2024[i]	30,188
	Dow Chemical Company
10,000	8.550%, 5/15/2019	10,613
	E.I. du Pont de Nemours and Company
14,000	2.200%, 5/1/2020	13,805
	First Quantum Minerals, Ltd.
55,000	7.000%, 2/15/2021[i]	55,137
	FMG Resources Property, Ltd.
30,000	5.125%, 5/15/2024[i]	29,587
	Kinross Gold Corporation
7,000	5.125%, 9/1/2021	7,263
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	10,152
	Peabody Securities Finance Corporation
30,000	6.375%, 3/31/2025[i]	31,125
	Platform Specialty Products Corporation
20,000	5.875%, 12/1/2025[i]	19,550
	RPM International, Inc., Convertible
8,000	2.250%, 12/15/2020	8,984
	Sherwin-Williams Company
13,000	2.250%, 5/15/2020	12,783
	Steel Dynamics, Inc.
30,000	5.000%, 12/15/2026	30,000
	United States Steel Corporation
30,000	6.250%, 3/15/2026	29,888
	Xstrata Finance Canada, Ltd.
10,000	4.950%, 11/15/2021[i]	10,418

	Total	381,385

Capital Goods (0.4%)
	AECOM
50,000	5.875%, 10/15/2024	52,313
	Ashtead Capital, Inc.
20,000	4.125%, 8/15/2025[i]	19,200
	Bombardier, Inc.
30,000	7.500%, 3/15/2025[i]	30,787
	Building Materials Corporation of America
50,000	6.000%, 10/15/2025[i]	51,250
	CEMEX SAB de CV
55,000	5.700%, 1/11/2025[i]	56,402
	Cintas Corporation No. 2
10,000	2.900%, 4/1/2022	9,841
	Crown Americas Capital Corporation IV
50,000	4.500%, 1/15/2023	49,625
	General Electric Company
16,000	5.000%, 1/21/2021[b,k]	15,840
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	9,907
	Rockwell Collins, Inc.
10,000	1.950%, 7/15/2019	9,891
	Roper Industries, Inc.
11,000	2.050%, 10/1/2018	10,974

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Capital Goods (0.4%) - continued
	United Rentals North America, Inc.
$55,000	5.500%, 7/15/2025	$56,306

	Total	372,336

Collateralized Mortgage Obligations (1.4%)
	Alternative Loan Trust
101,413	5.500%, 10/25/2035, Ser. 2005-47CB, Class A7	85,778
	Angel Oak Mortgage Trust
3,693	4.500%, 11/25/2045, Ser. 2015-1, Class A*,l	3,674
	Banc of America Alternative Loan Trust
33,674	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	30,256
	CHL Mortgage Pass-Through Trust
56,292	3.472%, 1/25/2036, Ser. 2005-31, Class 4A2[b]	51,232
	Citigroup Mortgage Loan Trust, Inc.
15,734	3.877%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	13,197
	CitiMortgage Alternative Loan Trust
59,791	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	56,377
	Countrywide Alternative Loan Trust
58,057	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	38,215
186,537	6.000%, 4/25/2037, Ser. 2007-7T2, Class A9	130,707
	Credit Suisse First Boston Mortgage Securities Corporation
28,364	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	28,013
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
36,562	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	37,656
	J.P. Morgan Alternative Loan Trust
101,417	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	90,412
	J.P. Morgan Mortgage Trust
53,015	3.421%, 6/25/2035, Ser. 2005-A3, Class 3A4[b]	53,226
34,913	3.679%, 6/25/2035, Ser. 2005-A3, Class 4A1[b]	35,327
29,502	3.563%, 8/25/2035, Ser. 2005-A5, Class 1A2[b]	29,374
49,341	3.589%, 1/25/2037, Ser. 2006-A7, Class 2A2[b]	49,790
	Mill City Mortgage Loan Trust
80,981	2.750%, 11/25/2058, Ser. 2017-1, Class A1[b,i]	80,159
	MortgageIT Trust
42,921	2.132%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[b]	42,653
	New York Mortgage Trust
46,644	3.758%, 5/25/2036, Ser. 2006-1, Class 2A3[b]	45,310
	Residential Accredit Loans, Inc. Trust
45,741	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	44,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Collateralized Mortgage Obligations (1.4%) - continued
	Residential Funding Mortgage Security I Trust
$49,924	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	$47,431
	Structured Adjustable Rate Mortgage Loan Trust
60,111	4.056%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	48,822
	Structured Asset Mortgage Investments, Inc.
101,949	2.182%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	92,125
	WaMu Mortgage Pass Through Certificates
45,535	3.323%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	44,271
88,779	2.023%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	81,665
	Wells Fargo Mortgage Backed Securities Trust
32,903	3.755%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	33,336
33,022	3.577%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	32,810
24,575	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	24,517

	Total	1,350,808

Communications Services (0.6%)
	America Movil SAB de CV
10,000	5.000%, 10/16/2019	10,290
	American Tower Corporation
10,000	2.800%, 6/1/2020	9,925
	AT&T, Inc.
10,000	5.875%, 10/1/2019	10,427
7,000	5.200%, 3/15/2020	7,272
16,000	3.400%, 8/14/2024	16,073
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[i]	13,940
	CCOH Safari, LLC
30,000	5.750%, 2/15/2026[i]	29,850
	CenturyLink, Inc.
35,000	6.450%, 6/15/2021	35,700
	Charter Communications Operating, LLC
10,000	3.579%, 7/23/2020	10,027
5,000	4.464%, 7/23/2022	5,109
	Clear Channel Worldwide Holdings, Inc.
40,000	6.500%, 11/15/2022	40,700
	Comcast Corporation
14,000	1.625%, 1/15/2022	13,193
	Crown Castle International Corporation
5,000	3.400%, 2/15/2021	5,018
	CSC Holdings, LLC
5,000	5.500%, 4/15/2027[i]	4,788
	Digicel, Ltd.
56,748	6.000%, 4/15/2021*	53,272
	DISH Network Corporation, Convertible
8,000	3.375%, 8/15/2026	7,706

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Communications Services (0.6%) - continued
	Level 3 Financing, Inc.
$30,000	5.250%, 3/15/2026	$28,275
	Meredith Corporation
30,000	6.875%, 2/1/2026[i]	30,788
	Moody’s Corporation
7,000	2.750%, 12/15/2021	6,871
	Neptune Finco Corporation
30,000	10.875%, 10/15/2025[i]	35,250
	Netflix, Inc.
35,000	4.875%, 4/15/2028[i]	33,656
	SFR Group SA
50,000	6.000%, 5/15/2022[i]	48,875
	Sprint Corporation
55,000	7.625%, 2/15/2025	54,106
	Telefonica Emisiones SAU
12,000	3.192%, 4/27/2018	12,005
	Time Warner, Inc.
5,000	4.875%, 3/15/2020	5,169
	Viacom, Inc.
9,000	4.250%, 9/1/2023	9,131
	Virgin Media Secured Finance plc
30,000	5.250%, 1/15/2026[i]	28,875
	Windstream Services, LLC
20,000	8.625%, 10/31/2025[i]	18,500

	Total	584,791

Consumer Cyclical (0.8%)
	Allison Transmission, Inc.
45,000	5.000%, 10/1/2024[i]	44,606
	American Honda Finance Corporation
10,000	2.000%, 2/14/2020	9,850
	BMW US Capital, LLC
15,000	1.500%, 4/11/2019[i]	14,826
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[i]	61,575
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	30,606
	D.R. Horton, Inc.
9,000	2.550%, 12/1/2020	8,862
	Delphi Jersey Holdings plc
30,000	5.000%, 10/1/2025[i]	28,763
	Ford Motor Credit Company, LLC
14,000	2.262%, 3/28/2019	13,905
14,000	2.597%, 11/4/2019	13,887
10,000	3.336%, 3/18/2021	9,937
	General Motors Financial Company, Inc.
10,000	2.650%, 4/13/2020	9,878
10,000	4.375%, 9/25/2021	10,278
6,000	3.150%, 6/30/2022	5,872
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	9,848
	Hyundai Capital America
7,000	2.550%, 4/3/2020[i]	6,890
6,000	2.750%, 9/18/2020[i]	5,909
	KB Home
29,000	4.750%, 5/15/2019	29,278
	L Brands, Inc.
33,000	6.625%, 4/1/2021	35,062
	Lennar Corporation
9,000	2.950%, 11/29/2020[i]	8,776
50,000	4.750%, 11/15/2022	50,313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Consumer Cyclical (0.8%) - continued
	McDonald’s Corporation
$14,000	2.625%, 1/15/2022	$13,778
	MGM Resorts International
55,000	6.000%, 3/15/2023	57,750
	Navistar International Corporation
30,000	6.625%, 11/1/2025[i]	30,000
	New Red Finance, Inc.
35,000	4.250%, 5/15/2024[i]	33,425
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	9,906
	Nissan Motor Acceptance Corporation
11,000	2.000%, 3/8/2019[i]	10,917
	Prime Security Services Borrower, LLC
37,000	9.250%, 5/15/2023[i]	40,099
	PulteGroup, Inc.
30,000	4.250%, 3/1/2021	30,333
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	9,964
	Royal Caribbean Cruises, Ltd.
51,748	5.250%, 11/15/2022	55,791
	Visa, Inc.
10,000	2.200%, 12/14/2020	9,846
	Volkswagen Group of America Finance, LLC
9,000	2.450%, 11/20/2019[i]	8,904
	Yum! Brands, Inc.
55,000	5.000%, 6/1/2024[i]	54,656

	Total	774,290

Consumer Non-Cyclical (0.6%)
	Abbott Laboratories
14,000	2.550%, 3/15/2022	13,617
11,000	3.400%, 11/30/2023	10,916
	AbbVie, Inc.
14,000	2.500%, 5/14/2020	13,817
7,000	2.900%, 11/6/2022	6,836
	Albertsons Companies, LLC
40,000	6.625%, 6/15/2024	35,850
	Amgen, Inc.
13,000	2.650%, 5/11/2022	12,684
	Anheuser-Busch InBev Finance, Inc.
15,000	3.033%, (LIBOR 3M + 1.260%), 2/1/2021[b]	15,416
7,000	3.300%, 2/1/2023	7,002
	Becton, Dickinson and Company
4,000	2.944%, (LIBOR 3M + 0.875%), 12/29/2020[b]	4,004
14,000	3.125%, 11/8/2021	13,772
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,246
	Bunge, Ltd. Finance Corporation
10,000	3.500%, 11/24/2020	10,033
	CVS Health Corporation
7,000	2.750%, 12/1/2022	6,736
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[i]	49,750
	Express Scripts Holding Company
7,000	4.750%, 11/15/2021	7,283
	Forest Laboratories, LLC
4,000	4.875%, 2/15/2021[i]	4,134
	HCA, Inc.
26,748	4.750%, 5/1/2023	27,049

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Consumer Non-Cyclical (0.6%) - continued
	JBS USA, LLC
$55,000	5.750%, 6/15/2025[i]	$51,288
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	9,960
	Medtronic Global Holdings SCA
14,000	1.700%, 3/28/2019	13,871
	Mondelez International Holdings Netherlands BV
5,000	2.000%, 10/28/2021[i]	4,770
	Mylan NV
14,000	3.150%, 6/15/2021	13,813
	Pernod Ricard SA
5,000	5.750%, 4/7/2021[i]	5,362
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024	51,750
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,000
	Shire Acquisitions Investments Ireland Designated Activity Company
12,000	2.400%, 9/23/2021	11,584
	Simmons Foods, Inc.
30,000	5.750%, 11/1/2024[i]	27,225
	Smithfield Foods, Inc.
11,000	2.700%, 1/31/2020[i]	10,843
	Tenet Healthcare Corporation
50,000	8.125%, 4/1/2022	52,125
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,003
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	39,850
	Valeant Pharmaceuticals International, Inc.
26,748	7.250%, 7/15/2022[i]	26,748
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[i]	25,188
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,062

	Total	612,587

Energy (0.7%)
	Alliance Resource Operating Partners, LP
35,000	7.500%, 5/1/2025[i]	36,750
	Anadarko Petroleum Corporation
10,000	8.700%, 3/15/2019	10,521
	Antero Resources Corporation
35,000	5.125%, 12/1/2022	35,262
	BP Capital Markets plc
7,000	2.315%, 2/13/2020	6,923
	Buckeye Partners, LP
17,000	2.650%, 11/15/2018	16,958
	Cenovus Energy, Inc.
7,000	3.800%, 9/15/2023	6,916
	Concho Resources, Inc.
15,000	4.375%, 1/15/2025	15,190
	Continental Resources, Inc.
7,000	5.000%, 9/15/2022	7,096
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	40,300
	Encana Corporation
9,000	3.900%, 11/15/2021	9,115
	Energy Transfer Equity, LP
55,000	5.500%, 6/1/2027	55,137

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Energy (0.7%) - continued
	EQT Corporation
$10,000	8.125%, 6/1/2019	$10,589
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	9,928
	Kinder Morgan Energy Partners, LP
14,000	3.450%, 2/15/2023	13,757
	Marathon Oil Corporation
6,000	2.700%, 6/1/2020	5,910
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	10,079
	MEG Energy Corporation
23,000	6.375%, 1/30/2023[i]	19,205
	MPLX, LP
10,000	4.500%, 7/15/2023	10,348
55,000	4.875%, 12/1/2024	57,647
	Nabors Industries, Inc.
15,000	5.750%, 2/1/2025[i]	14,156
	ONEOK Partners, LP
5,000	3.800%, 3/15/2020	5,038
	ONEOK, Inc.
5,000	7.500%, 9/1/2023	5,825
	Parsley Energy, LLC
15,000	5.625%, 10/15/2027[i]	15,000
	PBF Holding Company, LLC
30,000	7.250%, 6/15/2025	31,163
	Petrobras Global Finance BV
3,000	8.375%, 5/23/2021	3,415
	Petroleos Mexicanos
10,000	6.375%, 2/4/2021	10,655
	Regency Energy Partners, LP
50,000	5.000%, 10/1/2022	51,964
	Rowan Companies, Inc.
5,000	7.375%, 6/15/2025	4,687
	Sabine Pass Liquefaction, LLC
6,000	6.250%, 3/15/2022	6,509
6,000	5.625%, 4/15/2023	6,406
55,000	5.625%, 3/1/2025	59,068
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[i]	9,974
	SRC Energy, Inc.
30,000	6.250%, 12/1/2025[i]	30,075
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,212
	Sunoco, LP
10,000	5.500%, 2/15/2026[i]	9,650
15,000	5.875%, 3/15/2028[i]	14,494
	Whiting Petroleum Corporation, Convertible
20,000	1.250%, 4/1/2020	18,825
	Williams Partners, LP
14,000	4.000%, 11/15/2021	14,160

	Total	698,907

Financials (1.7%)
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	9,903
	Air Lease Corporation
5,000	2.625%, 9/4/2018	4,994
11,000	2.500%, 3/1/2021	10,785
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	40,308
	American Express Credit Corporation 2.117%, (LIBOR 3M + 0.330%),
7,000	5/3/2019[b]	7,008

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (1.7%) - continued
$7,000	2.200%, 3/3/2020	$6,901
10,000	3.157%, (LIBOR 3M + 1.050%), 9/14/2020[b]	10,165
	Athene Global Funding
6,000	4.000%, 1/25/2022[i]	6,073
	Bank of America Corporation
6,000	2.369%, 7/21/2021[b]	5,887
5,000	2.738%, 1/23/2022[b]	4,929
10,000	3.550%, 3/5/2024[b]	10,027
	Bank of Montreal
8,000	1.500%, 7/18/2019	7,864
	Bank of New York Mellon Corporation
14,000	2.600%, 2/7/2022	13,731
	Bank of Nova Scotia
10,000	2.700%, 3/7/2022	9,805
	Barclays plc
14,000	3.200%, 8/10/2021	13,833
	Capital One Financial Corporation
6,000	2.500%, 5/12/2020	5,906
18,000	3.050%, 3/9/2022	17,647
	Citigroup, Inc.
14,000	2.450%, 1/10/2020	13,868
14,000	2.650%, 10/26/2020	13,831
21,000	2.350%, 8/2/2021	20,387
7,000	2.750%, 4/25/2022	6,817
11,000	3.142%, 1/24/2023[b]	10,864
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	10,744
	Commonwealth Bank of Australia
14,000	2.250%, 3/10/2020[i]	13,801
	Cooperatieve Centrale Raiffeisen - Boerenleenbank BA
12,000	3.950%, 11/9/2022	12,122
	Credit Agricole SA
7,000	3.375%, 1/10/2022[i]	6,941
	Credit Suisse Group Funding Guernsey, Ltd.
21,000	3.800%, 9/15/2022	21,140
	Credit Suisse Group Funding, Ltd.
14,000	3.125%, 12/10/2020	13,920
	Deutsche Bank AG
21,000	4.250%, 10/14/2021	21,325
	Discover Bank
4,000	8.700%, 11/18/2019	4,331
6,000	3.100%, 6/4/2020	5,977
	Fifth Third Bancorp
6,000	2.600%, 6/15/2022	5,816
	Goldman Sachs Group, Inc.
12,000	5.375%, 5/10/2020[b,k]	12,319
10,000	2.600%, 12/27/2020	9,852
14,000	5.250%, 7/27/2021	14,825
10,000	3.009%, (LIBOR 3M + 1.170%), 11/15/2021[b]	10,122
14,000	3.000%, 4/26/2022	13,743
9,000	2.876%, 10/31/2022[b]	8,808
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022[c]	587,588
	Guardian Life Global Funding
10,000	2.000%, 4/26/2021[i]	9,681
	HCP, Inc.
10,000	3.750%, 2/1/2019	10,051
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (1.7%) - continued
	HSBC Holdings plc
$20,000	3.400%, 3/8/2021	$20,089
14,000	6.875%, 6/1/2021[b,k]	14,788
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	9,948
	Icahn Enterprises, LP
15,000	6.750%, 2/1/2024	15,263
15,000	6.375%, 12/15/2025	15,075
	International Lease Finance Corporation
14,000	4.625%, 4/15/2021	14,447
14,000	5.875%, 8/15/2022	15,020
	J.P. Morgan Chase & Company
9,000	2.686%, (LIBOR 3M + 0.680%), 6/1/2021[b]	9,049
11,000	2.972%, 1/15/2023	10,786
10,000	2.776%, 4/25/2023[b]	9,764
14,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[b]	14,206
	KeyCorp
12,000	2.300%, 12/13/2018	11,968
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[i]	4,205
	Lincoln National Corporation
8,000	6.250%, 2/15/2020	8,457
	Mitsubishi UFJ Financial Group, Inc.
7,000	2.998%, 2/22/2022	6,906
5,000	3.455%, 3/2/2023	4,993
	Morgan Stanley
14,000	2.800%, 6/16/2020	13,904
10,000	2.500%, 4/21/2021	9,797
12,000	5.500%, 7/28/2021	12,814
14,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[b]	14,169
6,000	2.750%, 5/19/2022	5,850
10,000	4.875%, 11/1/2022	10,475
5,000	3.125%, 1/23/2023	4,927
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	40,800
	National City Corporation
8,000	6.875%, 5/15/2019	8,350
	New York Life Global Funding
10,000	1.550%, 11/2/2018[i]	9,945
	Nomura Holdings, Inc.
8,000	2.750%, 3/19/2019	7,993
	Park Aerospace Holdings, Ltd.
20,000	5.500%, 2/15/2024[i]	19,400
	PNC Bank NA
11,000	2.450%, 11/5/2020	10,828
	Quicken Loans, Inc.
55,000	5.750%, 5/1/2025[i]	54,862
	Realty Income Corporation
10,000	5.750%, 1/15/2021	10,624
	Regions Bank
7,000	7.500%, 5/15/2018	7,039
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	9,980
	Reinsurance Group of America, Inc.
10,000	4.700%, 9/15/2023	10,381
	Royal Bank of Canada
14,000	2.125%, 3/2/2020	13,797
	Royal Bank of Scotland Group plc
9,000	8.625%, 8/15/2021[b,k]	9,776
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	9,889

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (1.7%) - continued
$15,000	2.500%, 7/15/2021	$14,679
	Standard Chartered plc
2,000	2.100%, 8/19/2019[i]	1,971
	State Street Corporation
10,000	2.785%, (LIBOR 3M + 0.900%), 8/18/2020[b]	10,123
	Sumitomo Mitsui Financial Group, Inc.
12,000	2.934%, 3/9/2021	11,903
6,000	2.784%, 7/12/2022	5,850
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	9,931
	Synchrony Financial
5,000	3.017%, (LIBOR 3M + 1.230%), 2/3/2020[b]	5,065
	Toronto-Dominion Bank
10,000	2.585%, (LIBOR 3M + 0.840%), 1/22/2019[b]	10,056
10,000	3.037%, (LIBOR 3M + 0.930%), 12/14/2020[b]	10,164
	UBS Group Funding Jersey, Ltd.
12,000	3.000%, 4/15/2021[i]	11,871
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,069
	Wells Fargo & Company
8,000	2.100%, 7/26/2021	7,724
14,000	2.851%, (LIBOR 3M + 1.110%), 1/24/2023[b]	14,192
10,000	3.002%, (LIBOR 3M + 1.230%), 10/31/2023[b]	10,145
	Welltower, Inc.
10,000	4.950%, 1/15/2021	10,413

	Total	1,679,534

Mortgage-Backed Securities (5.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
150,000	3.000%, 4/1/2033[e]	149,663
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
500,000	4.000%, 4/1/2048[e]	513,022
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
750,000	3.000%, 4/1/2048[e]	730,849
1,775,000	3.500%, 4/1/2048[e]	1,777,518
1,300,000	4.000%, 4/1/2048[e]	1,333,453
700,000	4.500%, 4/1/2048[e]	732,705

	Total	5,237,210

Technology (0.7%)
	Alliance Data Systems Corporation
30,000	5.375%, 8/1/2022[i]	30,000
	Apple, Inc.
14,000	2.850%, 5/6/2021	13,985
13,000	2.161%, (LIBOR 3M + 0.350%), 5/11/2022[b]	13,081
11,000	2.400%, 1/13/2023	10,678
	CommScope Technologies Finance, LLC
25,000	6.000%, 6/15/2025[i]	26,012
	Diamond 1 Finance Corporation
10,000	3.480%, 6/1/2019[i]	10,045

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Technology (0.7%) - continued
$14,000	5.450%, 6/15/2023[i]	$14,835
	Equinix, Inc.
40,000	5.750%, 1/1/2025	41,600
	Fidelity National Information Services, Inc.
6,000	3.625%, 10/15/2020	6,075
	Harland Clarke Holdings Corporation
30,000	8.375%, 8/15/2022[i]	30,525
	Hewlett Packard Enterprise Company
17,000	3.600%, 10/15/2020	17,155
	Intel Corporation
10,000	3.100%, 7/29/2022	10,040
	Iron Mountain, Inc.
21,748	6.000%, 8/15/2023	22,479
	Microchip Technology, Inc., Convertible
28,000	1.625%, 2/15/2027	33,102
	Micron Technology, Inc., Convertible
30,000	2.375%, 5/1/2032	162,416
38,000	3.000%, 11/15/2043	67,997
	Microsoft Corporation
14,000	2.400%, 2/6/2022	13,760
	NXP BV
35,000	3.875%, 9/1/2022[i]	34,738
	Oracle Corporation
10,000	2.500%, 5/15/2022	9,801
	Seagate HDD Cayman
15,000	4.750%, 1/1/2025	14,603
	Sensata Technologies BV
50,000	4.875%, 10/15/2023[i]	50,077
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	9,802

	Total	642,806

Transportation (0.1%)
	Air Canada Pass Through Trust
4,081	3.875%, 3/15/2023[i]	4,061
	American Airlines Pass Through Trust
5,583	4.950%, 1/15/2023	5,806
	Avis Budget Car Rental, LLC
20,000	5.125%, 6/1/2022[i]	20,001
	Delta Air Lines, Inc.
10,000	2.875%, 3/13/2020	9,934
5,530	4.950%, 11/23/2020	5,600
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	9,952
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	9,911
	United Continental Holdings, Inc.
30,000	4.250%, 10/1/2022	29,400

	Total	94,665

U.S. Government and Agencies (<0.1%)
	U.S. Treasury Notes
50,000	2.000%, 2/15/2022	49,102

	Total	49,102

Utilities (0.3%)
	Alabama Power Company
7,000	2.450%, 3/30/2022	6,828
	Ameren Corporation
10,000	2.700%, 11/15/2020	9,892
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	4,945

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Utilities (0.3%) - continued
	Berkshire Hathaway Energy Company
$14,000	2.400%, 2/1/2020	$13,882
	Calpine Corporation
20,000	5.375%, 1/15/2023	19,146
	Consolidated Edison, Inc.
7,000	2.000%, 3/15/2020	6,881
	Dominion Energy, Inc.
12,000	2.579%, 7/1/2020	11,847
	DTE Energy Company
14,000	2.400%, 12/1/2019	13,835
	Dynegy, Inc.
55,000	7.375%, 11/1/2022	57,956
	Edison International
7,000	2.125%, 4/15/2020	6,871
	Emera U.S. Finance, LP
5,000	2.150%, 6/15/2019	4,940
	Exelon Generation Company, LLC
8,000	5.200%, 10/1/2019	8,244
10,000	2.950%, 1/15/2020	9,971
	Fortis, Inc.
5,000	2.100%, 10/4/2021	4,779
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	9,947
	PG&E Corporation
8,000	2.400%, 3/1/2019	7,948
	PPL Capital Funding, Inc.
5,000	3.500%, 12/1/2022	5,014
	PSEG Power, LLC
9,000	3.000%, 6/15/2021	8,966
	Sempra Energy
14,000	6.150%, 6/15/2018	14,118
5,000	2.400%, 3/15/2020	4,934
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,871
	Southern Company
10,000	1.850%, 7/1/2019	9,865
6,000	2.350%, 7/1/2021	5,813

	Total	251,493

	Total Long-Term Fixed Income (cost $12,390,596)	12,834,139

Shares	Registered Investment Companies (7.8%)	Value
Affiliated Fixed Income Holdings (3.8%)
391,624	Thrivent Core Emerging Markets Debt Fund	3,740,014

	Total	3,740,014

Equity Funds/Exchange Traded Funds (1.9%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	26,353
2,430	BlackRock Resources & Commodities Strategy Trust	21,578
1,025	Guggenheim Multi-Asset Income ETF	22,017
18,294	Materials Select Sector SPDR Fund	1,041,660
3,468	SPDR S&P Homebuilders ETF[j]	141,460
11,908	Utilities Select Sector SPDR Fund[j]	601,711
300	Vanguard REIT ETF	22,641

	Total	1,877,420

Fixed Income Funds/Exchange Traded Funds (2.1%)
12,047	Aberdeen Asia-Pacific Income Fund, Inc.	57,103
11,462	MFS Intermediate Income Trust	45,046

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Registered Investment Companies (7.8%)	Value
Fixed Income Funds/Exchange Traded Funds (2.1%) - continued
17,800	Powershares ETF	$448,026
18,944	PowerShares Preferred Portfolio	276,582
26,000	PowerShares Senior Loan Portfolio	601,380
9,283	Templeton Global Income Fund	59,318
6,295	Vanguard Short-Term Corporate Bond ETF	493,717
4,537	Western Asset Emerging Markets Debt Fund, Inc.	65,922
7,144	Western Asset High Income Opportunity Fund, Inc.	34,363

	Total	2,081,457

	Total Registered Investment Companies (cost $7,664,216)	7,698,891

Shares	Preferred Stock (0.3%)	Value
Consumer Staples (0.3%)
196	Bunge, Ltd., Convertible, 4.875%[k]	21,358
2,221	Henkel AG & Company KGaA, 1.620%	291,958

	Total	313,316

	Total Preferred Stock (cost $325,607)	313,316

Shares	Collateral Held for Securities Loaned (1.5%)	Value
1,466,561	Thrivent Cash Management Trust	1,466,561

	Total Collateral Held for Securities Loaned (cost $1,466,561)	1,466,561

Shares or Principal Amount	Short-Term Investments (8.9%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.500%, 4/3/2018[m,n]	99,995
100,000	1.440%, 4/11/2018[m,n]	99,959
100,000	1.480%, 5/2/2018[m,n]	99,858
	Thrivent Core Short-Term Reserve Fund
843,734	1.940%	8,437,342

	Total Short-Term Investments (cost $8,737,141)	8,737,154

	Total Investments (cost $96,354,040) 106.8%	$104,691,464

	Other Assets and Liabilities, Net (6.8%)	(6,679,140)

	Total Net Assets 100.0%	$98,012,324

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h	Non-income producing security.
i

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $2,041,406 or 2.1% of total net assets.

j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933.

The value of all restricted securities held in Growth and Income Plus Portfolio as of March 29, 2018 was $56,946 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$3,656
Digicel, Ltd., 4/15/2021	8/19/2013	56,745

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Growth and Income Plus Portfolio as of March 29, 2018:

Securities Lending Transactions

Common Stock	$1,429,660
Total lending	$1,429,660
Gross amount payable upon return of collateral for securities loaned	$1,466,561
Net amounts due to counterparty	$36,901

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Growth and Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	694,058	–	633,612	60,446
Capital Goods	356,376	–	356,376	–
Communications Services	2,626,477	–	2,626,477	–
Consumer Cyclical	982,115	–	941,915	40,200
Consumer Non-Cyclical	1,317,847	–	1,253,376	64,471
Energy	153,576	–	153,576	–
Financials	873,653	–	873,653	–
Technology	916,762	–	916,762	–
Transportation	246,481	–	219,988	26,493
Utilities	257,024	–	181,837	75,187
Common Stock
Consumer Discretionary	10,847,440	8,130,912	2,716,528	–
Consumer Staples	2,755,448	1,237,535	1,517,913	–
Energy	3,559,832	2,314,206	1,245,573	53
Financials	8,442,156	5,343,950	3,098,206	–
Health Care	6,454,887	5,011,845	1,443,042	–
Industrials	7,741,514	4,272,731	3,468,783	–
Information Technology	11,320,117	10,478,591	841,526	–
Materials	3,594,504	729,028	2,865,476	–
Real Estate	8,038,249	7,601,993	436,256	–
Telecommunications Services	1,456,141	226,652	1,229,489	–
Utilities	1,006,746	530,542	476,204	–
Long-Term Fixed Income
Asset-Backed Securities	104,225	–	104,225	–
Basic Materials	381,385	–	381,385	–
Capital Goods	372,336	–	372,336	–
Collateralized Mortgage Obligations	1,350,808	–	1,350,808	–
Communications Services	584,791	–	584,791	–
Consumer Cyclical	774,290	–	774,290	–
Consumer Non-Cyclical	612,587	–	612,587	–
Energy	698,907	–	698,907	–
Financials	1,679,534	–	1,091,946	587,588
Mortgage-Backed Securities	5,237,210	–	5,237,210	–
Technology	642,806	–	642,806	–
Transportation	94,665	–	94,665	–
U.S. Government and Agencies	49,102	–	49,102	–
Utilities	251,493	–	251,493	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	1,877,420	1,877,420	–	–
Fixed Income Funds/Exchange Traded Funds	2,081,457	2,081,457	–	–
Preferred Stock
Consumer Staples	313,316	21,358	291,958	–
Short-Term Investments	299,812	–	299,812	–

Subtotal Investments in Securities	$91,047,547	$49,858,220	$40,334,889	$854,438

Other Investments*	Total

Short-Term Investments	8,437,342
Affiliated Registered Investment Companies	3,740,014
Collateral Held for Securities Loaned	1,466,561

Subtotal Other Investments	$13,643,917

Total Investments at Value	$104,691,464

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	66,620	66,620	–	–

Total Asset Derivatives	$66,620	$66,620	$–	$–

Liability Derivatives
Futures Contracts	66,494	66,494	–	–

Total Liability Derivatives	$66,494	$66,494	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $299,812 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
5-Yr. U.S. Treasury Bond Futures	1	July 2018	$113,995	$466
10-Yr. U.S. Treasury Bond Futures	12	June 2018	1,441,163	12,524
CME Ultra Long Term U.S. Treasury Bond	1	June 2018	154,941	5,528
S&P 500 Index Mini-Futures	11	June 2018	1,509,386	(55,736)

Total Futures Long Contracts			$3,219,485	($37,218)

2-Yr. U.S. Treasury Bond Futures	(7)	July 2018	($1,487,260)	($1,006)
20-Yr. U.S. Treasury Bond Futures	(1)	June 2018	(141,676)	(4,949)
S&P 500 Index Mini-Futures	(10)	June 2018	(1,369,602)	48,102
Ultra 10-Yr. U.S. Treasury Note	(2)	June 2018	(254,916)	(4,803)

Total Futures Short Contracts			($3,253,454)	$37,344

Total Futures Contracts			($33,969)	$126

Reference Description:
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$1,656	$2,156	$–	392	$3,740	3.8%

Total Affiliated Fixed Income Holdings	1,656	–	–	–	3,740	3.8

Affiliated Short-Term Investments	–	–	–	–	–	–
Core Short-Term Reserve, 1.940%	9,991	7,995	9,549	844	8,437	8.6

Total Affiliated Short-Term Investments	9,991	–	–	–	8,437	8.6

Collateral held for Securities Loaned	–	–	–	–	–	–
Cash Management Trust- Collateral Investment	1,361	6,481	6,375	1,467	1,467	1.5

Total Collateral Held for Securities Loaned	1,361	–	–	–	1,467	1.5

Total Value	$13,008				$13,644

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(71)	–	$25
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	–	–	–	37

Total Income from Affiliated Investments				$62

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1

Total Affiliated Income from Securities Loaned, Net				$1

Total Value	$–	$(71)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (3.0%)[a]	Value
Basic Materials (0.4%)
	Contura Energy, Inc., Term Loan
$3,420,925	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[b]	$3,410,252

	Total	3,410,252

Capital Goods (0.2%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,729,957	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[b]	1,736,444

	Total	1,736,444

Communications Services (1.3%)
	Cengage Learning Acquisitions, Term Loan
4,160,088	6.036%, (LIBOR 1M + 4.250%), 6/7/2023[b]	3,778,109
	Frontier Communications Corporation, Term Loan
4,242,937	5.630%, (LIBOR 1M + 3.750%), 6/1/2024[b]	4,181,966
	New LightSquared, Term Loan
3,571,460	11.305%,PIK 10.265%, (LIBOR 3M + 8.750%), 12/7/2020[b,c]	3,125,027

	Total	11,085,102

Consumer Cyclical (0.7%)
	IMG Worldwide, Inc., Term Loan
2,166,667	9.127%, (LIBOR 1M + 7.250%), 5/6/2022[b,d]	2,177,500
	Mohegan Tribal Gaming Authority, Term Loan
3,179,940	5.877%, (LIBOR 1M + 4.000%), 10/13/2023[b]	3,170,018

	Total	5,347,518

Consumer Non-Cyclical (0.3%)
	Revlon Consumer Products Corporation, Term Loan
3,376,027	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[b]	2,643,159

	Total	2,643,159

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
1,050,000	9.444%, (LIBOR 3M + 7.500%), 8/23/2021[b]	1,113,935

	Total	1,113,935

	Total Bank Loans (cost $25,797,401)	25,336,410

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
1,615,702	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[e]	1,169,165

	Total	1,169,165

Basic Materials (9.5%)
	Alcoa Nederland Holding BV
1,575,000	6.750%, 9/30/2024[f]	1,685,250
1,575,000	7.000%, 9/30/2026[f]	1,697,062

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Basic Materials (9.5%) - continued
	Anglo American Capital plc
$4,205,000	4.750%, 4/10/2027[f]	$4,251,224
	ArcelorMittal SA
2,065,000	5.750%, 3/1/2021	2,175,994
	Big River Steel, LLC
3,610,000	7.250%, 9/1/2025[f]	3,745,375
	BWAY Holding Company
2,670,000	5.500%, 4/15/2024[f]	2,686,687
	Chemours Company
2,140,000	5.375%, 5/15/2027	2,145,350
	Cleveland-Cliffs, Inc.
3,205,000	5.750%, 3/1/2025[f]	3,060,775
	Consolidated Energy Finance SA
2,670,000	6.875%, 6/15/2025[f]	2,796,825
	First Quantum Minerals, Ltd.
2,140,000	7.000%, 2/15/2021[f]	2,145,350
2,675,000	7.250%, 4/1/2023[f]	2,634,875
2,140,000	6.875%, 3/1/2026[f]	2,033,000
	FMG Resources Property, Ltd.
3,200,000	5.125%, 5/15/2024[f,g]	3,155,968
	Grinding Media, Inc.
3,500,000	7.375%, 12/15/2023[f]	3,675,000
	Hexion, Inc.
2,565,000	6.625%, 4/15/2020	2,391,862
1,600,000	10.375%, 2/1/2022[f]	1,548,000
	Hudbay Minerals, Inc.
375,000	7.250%, 1/15/2023[f]	389,062
750,000	7.625%, 1/15/2025[f]	792,187
	Kinross Gold Corporation
3,205,000	4.500%, 7/15/2027[f]	3,138,657
	Krayton Polymers, LLC
2,675,000	7.000%, 4/15/2025[f]	2,768,625
	Mercer International, Inc.
2,675,000	5.500%, 1/15/2026[f]	2,654,938
	Midwest Vanadium, Pty. Ltd.
3,197,756	11.500%, 2/15/2018*,h,i	10,744
	Novelis Corporation
1,570,000	6.250%, 8/15/2024[f]	1,609,250
2,240,000	5.875%, 9/30/2026[f]	2,206,400
	Olin Corporation
3,210,000	5.000%, 2/1/2030	3,073,575
	Peabody Securities Finance Corporation
3,180,000	6.000%, 3/31/2022[f]	3,243,600
	Platform Specialty Products Corporation
3,500,000	5.875%, 12/1/2025[f]	3,421,250
	Teck Resources, Ltd.
1,050,000	8.500%, 6/1/2024[f]	1,166,760
	Trinseo Materials Operating SCA
3,200,000	5.375%, 9/1/2025[f]	3,144,000
	Tronox Finance, LLC
3,180,000	7.500%, 3/15/2022[f]	3,301,158
	United States Steel Corporation
2,135,000	6.875%, 8/15/2025	2,193,713
2,650,000	6.250%, 3/15/2026	2,640,063
	Versum Materials, Inc.
1,570,000	5.500%, 9/30/2024[f]	1,624,950

	Total	79,207,529

Capital Goods (10.1%)
	Abengoa Abnewco 2 SAU
3,811,150	0.250%,PIK 1.250%, 9/29/2022[c,f]	1,038,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Capital Goods (10.1%) - continued
	ABG Orphan Holdco SARL
$278,793	1.264%,PIK 12.736%, 2/28/2021[c,f]	$304,470
268,038	5.000%,PIK 9.000%, 2/28/2021[c,f]	287,461
	Advanced Disposal Services, Inc.
3,155,000	5.625%, 11/15/2024[f]	3,186,550
	AECOM
1,065,000	5.875%, 10/15/2024	1,114,256
1,590,000	5.125%, 3/15/2027	1,536,338
	Ardagh Packaging Finance plc
4,190,000	7.250%, 5/15/2024[f]	4,457,112
3,720,000	6.000%, 2/15/2025[f]	3,738,600
	Berry Global, Inc.
1,740,000	4.500%, 2/15/2026[f]	1,646,475
	Berry Plastics Corporation
6,370,000	5.125%, 7/15/2023	6,441,854
	Bombardier, Inc.
5,890,000	7.500%, 3/15/2025[f]	6,044,612
	BWAY Holding Company
3,205,000	7.250%, 4/15/2025[f]	3,269,100
	CEMEX SAB de CV
2,750,000	5.700%, 1/11/2025[f]	2,820,125
2,670,000	6.125%, 5/5/2025[f]	2,777,334
	CNH Industrial Capital, LLC
1,800,000	4.375%, 11/6/2020	1,838,250
	CNH Industrial NV
1,800,000	4.500%, 8/15/2023	1,831,914
	Crown Cork & Seal Company, Inc.
3,210,000	7.375%, 12/15/2026	3,579,150
	Eagle Materials, Inc.
1,570,000	4.500%, 8/1/2026	1,585,700
	Flex Acquisition Company, Inc.
3,205,000	6.875%, 1/15/2025[f]	3,172,950
	H&E Equipment Services, Inc.
3,610,000	5.625%, 9/1/2025	3,641,588
	Herc Rentals, Inc.
4,105,000	7.750%, 6/1/2024[f]	4,443,662
	James Hardie International Finance Designated Activity Company
1,600,000	5.000%, 1/15/2028[f]	1,552,000
	Masonite International Corporation
3,535,000	5.625%, 3/15/2023[f]	3,636,631
	New Enterprise Stone & Lime Company, Inc.
1,070,000	6.250%, 3/15/2026[f]	1,071,338
	Owens-Brockway Glass Container, Inc.
3,070,000	5.875%, 8/15/2023[f]	3,177,450
	Reynolds Group Issuer, Inc.
2,175,000	5.125%, 7/15/2023[f]	2,196,097
	Ritchie Bros. Auctioneers, Inc.
1,455,000	5.375%, 1/15/2025[f]	1,455,000
	Summit Materials, LLC
2,650,000	6.125%, 7/15/2023	2,703,000
2,135,000	5.125%, 6/1/2025[f]	2,070,950
	U.S. Concrete, Inc.
2,880,000	6.375%, 6/1/2024	2,988,000
	United Rentals North America, Inc.
1,060,000	5.500%, 7/15/2025	1,085,175
2,620,000	5.875%, 9/15/2026	2,724,800
	Waste Pro USA, Inc.
1,000,000	5.500%, 2/15/2026[f]	987,500

	Total	84,403,980

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Communications Services (13.4%)
	Altice Financing SA
$1,840,000	6.625%, 2/15/2023[f]	$1,821,600
3,145,000	7.500%, 5/15/2026[f]	3,082,100
	AMC Networks, Inc.
3,100,000	5.000%, 4/1/2024	3,063,327
	Block Communications, Inc.
3,720,000	6.875%, 2/15/2025[f]	3,740,758
	CBS Radio, Inc.
1,835,000	7.250%, 11/1/2024[f,g]	1,869,406
	CCO Holdings, LLC
5,500,000	5.875%, 4/1/2024[f]	5,596,250
	CCOH Safari, LLC
2,500,000	5.750%, 2/15/2026[f]	2,487,525
	Cengage Learning, Inc.
1,735,000	9.500%, 6/15/2024[f,g]	1,331,613
	Clear Channel Worldwide Holdings, Inc.
2,680,000	7.625%, 3/15/2020	2,676,650
3,195,000	6.500%, 11/15/2022	3,250,912
	Digicel Group, Ltd.
1,765,000	8.250%, 9/30/2020[f]	1,517,900
	Digicel, Ltd.
5,750,000	6.000%, 4/15/2021*	5,397,812
	Embarq Corporation
2,670,000	7.995%, 6/1/2036	2,516,475
	Gray Television, Inc.
3,560,000	5.875%, 7/15/2026[f]	3,462,100
	Level 3 Financing, Inc.
2,300,000	5.375%, 5/1/2025	2,231,000
1,700,000	5.250%, 3/15/2026	1,602,250
	McGraw-Hill Global Education Holdings, LLC
3,145,000	7.875%, 5/15/2024[f,g]	3,006,683
	Meredith Corporation
4,150,000	6.875%, 2/1/2026[f]	4,258,938
	Neptune Finco Corporation
4,733,000	10.875%, 10/15/2025[f]	5,561,228
	Qualitytech, LP
3,740,000	4.750%, 11/15/2025[f]	3,506,250
	SFR Group SA
3,590,000	6.000%, 5/15/2022[f]	3,509,225
2,710,000	6.250%, 5/15/2024[f]	2,554,175
2,620,000	7.375%, 5/1/2026[f]	2,495,550
	Sinclair Television Group, Inc.
1,570,000	5.875%, 3/15/2026[f]	1,554,300
2,140,000	5.125%, 2/15/2027[f]	1,984,850
	Sprint Communications, Inc.
5,130,000	6.000%, 11/15/2022	5,033,812
	Sprint Corporation
15,495,000	7.625%, 2/15/2025[g]	15,243,206
	T-Mobile USA, Inc.
3,450,000	6.000%, 4/15/2024	3,593,520
	VeriSign, Inc.
2,630,000	4.750%, 7/15/2027	2,518,225
	Virgin Media Secured Finance plc
1,170,000	5.250%, 1/15/2026[f]	1,126,125
1,050,000	5.500%, 8/15/2026[f]	1,020,464
	Windstream Services, LLC
3,000,000	8.625%, 10/31/2025[f]	2,775,000
	Zayo Group, LLC
3,925,000	6.375%, 5/15/2025	4,062,375
1,860,000	5.750%, 1/15/2027[f]	1,815,825

	Total	111,267,429

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Consumer Cyclical (13.5%)
	Allison Transmission, Inc.
$3,835,000	5.000%, 10/1/2024[f]	$3,801,444
	American Axle & Manufacturing, Inc.
4,268,000	6.250%, 4/1/2025[g]	4,257,330
	Brookfield Residential Properties, Inc.
3,960,000	6.125%, 7/1/2022[f]	4,063,950
	Choice Hotels International, Inc.
3,445,000	5.750%, 7/1/2022	3,677,537
	Cinemark USA, Inc.
4,475,000	4.875%, 6/1/2023	4,418,167
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[f]	4,082,000
	Hanesbrands, Inc.
4,145,000	4.875%, 5/15/2026[f]	4,020,650
	Hertz Corporation
2,135,000	7.625%, 6/1/2022[f]	2,159,019
	Hilton Escrow Issuer, LLC
4,280,000	4.250%, 9/1/2024	4,151,600
	Jeld-Wen, Inc.
2,670,000	4.875%, 12/15/2027[f]	2,523,150
	KAR Auction Services, Inc.
2,670,000	5.125%, 6/1/2025[f]	2,656,650
	KB Home
2,000,000	8.000%, 3/15/2020	2,150,000
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,668,125
1,860,000	5.625%, 2/15/2022	1,929,750
	Landry’s, Inc.
3,700,000	6.750%, 10/15/2024[f]	3,727,750
	Lennar Corporation
3,710,000	4.125%, 1/15/2022	3,648,600
1,525,000	4.500%, 4/30/2024	1,494,500
1,590,000	4.750%, 5/30/2025	1,566,150
	Live Nation Entertainment, Inc.
3,265,000	4.875%, 11/1/2024[f]	3,183,375
530,000	5.625%, 3/15/2026[f]	536,625
	LKQ Corporation
4,005,000	4.750%, 5/15/2023	3,984,975
	Mattamy Group Corporation
3,180,000	6.875%, 12/15/2023[f]	3,267,450
1,070,000	6.500%, 10/1/2025[f]	1,080,700
	Navistar International Corporation
3,500,000	6.625%, 11/1/2025[f]	3,500,000
	New Red Finance, Inc.
2,410,000	5.000%, 10/15/2025[f]	2,294,802
	Prime Security Services Borrower, LLC
2,635,000	9.250%, 5/15/2023[f]	2,855,681
	RHP Hotel Properties, LP
790,000	5.000%, 4/15/2021	795,925
960,000	5.000%, 4/15/2023	962,400
	Rite Aid Corporation
3,160,000	6.125%, 4/1/2023[f,g]	3,187,650
	Scientific Games International, Inc.
2,190,000	6.625%, 5/15/2021	2,242,012
2,650,000	10.000%, 12/1/2022	2,853,719
2,000,000	5.000%, 10/15/2025[f]	1,945,000
	Seminole Indian Tribe of Florida
2,100,000	7.804%, 10/1/2020*	2,100,000
	ServiceMaster Company, LLC
2,670,000	5.125%, 11/15/2024[f]	2,583,225
	Six Flags Entertainment Corporation
5,355,000	4.875%, 7/31/2024[f]	5,214,431

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Consumer Cyclical (13.5%) - continued
	Station Casinos, LLC
$530,000	5.000%, 10/1/2025[f]	$503,500
	Studio City Finance, Ltd.
2,665,000	8.500%, 12/1/2020[f,g]	2,718,300
	Toll Brothers Finance Corporation
2,660,000	4.875%, 11/15/2025	2,626,750
	Tunica-Biloxi Gaming Authority
6,051,624	3.780%, 12/15/2020*	1,633,938
	Wabash National Corporation
3,205,000	5.500%, 10/1/2025[f]	3,124,875
	Wyndham Worldwide Corporation
1,110,000	4.500%, 4/1/2027	1,101,862
	Yum! Brands, Inc.
2,090,000	5.250%, 6/1/2026[f]	2,082,163

	Total	112,375,730

Consumer Non-Cyclical (9.6%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[f,g]	3,022,525
	Albertsons Companies, LLC
4,170,000	6.625%, 6/15/2024	3,737,363
	Alliance One International, Inc.
3,100,000	9.875%, 7/15/2021	3,007,000
	Cott Holdings, Inc.
2,138,000	5.500%, 4/1/2025[f]	2,111,275
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[f]	4,271,800
	HCA, Inc.
2,645,000	6.500%, 2/15/2020	2,773,944
4,810,000	5.875%, 3/15/2022	5,068,537
2,035,000	4.750%, 5/1/2023	2,057,894
3,705,000	5.375%, 2/1/2025	3,714,262
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[f]	3,169,725
3,470,000	5.750%, 6/15/2025[f]	3,235,775
	Mallinckrodt International Finance SA
2,005,000	5.625%, 10/15/2023[f,g]	1,604,000
	MPH Acquisition Holdings, LLC
4,190,000	7.125%, 6/1/2024[f]	4,326,175
	Pilgrim’s Pride Corporation
3,215,000	5.750%, 3/15/2025[f]	3,122,569
	Post Holdings, Inc.
1,590,000	5.500%, 3/1/2025[f]	1,566,150
3,210,000	5.000%, 8/15/2026[f]	3,049,500
	Simmons Foods, Inc.
3,495,000	5.750%, 11/1/2024[f]	3,171,713
	Spectrum Brands, Inc.
2,120,000	5.750%, 7/15/2025	2,162,400
	Teleflex, Inc.
2,525,000	5.250%, 6/15/2024	2,581,812
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,359,687
530,000	7.500%, 1/1/2022[f]	558,488
	Teva Pharmaceutical Finance Netherlands III BV
1,070,000	3.150%, 10/1/2026	858,419
1,070,000	6.750%, 3/1/2028[f,g]	1,055,728
	Valeant Pharmaceuticals International, Inc.
1,590,000	5.625%, 12/1/2021[f]	1,518,450
2,600,000	7.250%, 7/15/2022[f,g]	2,600,000
7,910,000	5.500%, 3/1/2023[f]	6,911,362
2,675,000	5.875%, 5/15/2023[f]	2,374,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Consumer Non-Cyclical (9.6%) - continued
	VPII Escrow Corporation
$3,170,000	7.500%,7/15/2021[f]	$3,193,775

	Total	80,184,391

Energy (15.8%)
	Alliance Resource Operating Partners, LP
2,670,000	7.500%,5/1/2025[f]	2,803,500
	Antero Resources Corporation
1,585,000	5.125%,12/1/2022	1,596,888
2,640,000	5.625%,6/1/2023	2,692,800
	California Resources Corporation
4,250,000	8.000%,12/15/2022[f,g]	3,336,250
	Centennial Resource Production, LLC
1,875,000	5.375%,1/15/2026[f]	1,839,844
	Cheniere Corpus Christi Holdings, LLC
2,200,000	7.000%,6/30/2024	2,433,750
4,805,000	5.875%,3/31/2025	5,027,231
	Cheniere Energy Partners, LP
2,135,000	5.250%,10/1/2025[f]	2,105,644
	Chesapeake Energy Corporation
3,446,000	8.000%,1/15/2025[f,g]	3,334,005
	Continental Resources, Inc.
3,670,000	5.000%,9/15/2022	3,720,462
2,610,000	4.500%,4/15/2023	2,639,362
	CrownRock Finance, Inc.
3,750,000	5.625%,10/15/2025[f]	3,712,500
	Diamondback Energy, Inc.
2,105,000	4.750%,11/1/2024	2,081,319
	Endeavor Energy Resources, LP
650,000	5.500%,1/30/2026[f]	646,750
2,675,000	5.750%,1/30/2028[f]	2,664,969
	Energy Transfer Equity, LP
2,280,000	4.250%,3/15/2023	2,217,300
4,245,000	5.500%,6/1/2027	4,255,613
	Ensco plc
3,740,000	4.500%,10/1/2024[g]	3,001,350
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%,4/1/2020	1,390,612
1,590,000	5.000%,3/1/2021	866,550
	MEG Energy Corporation
2,290,000	6.375%,1/30/2023[f]	1,912,150
	MPLX, LP
4,740,000	4.875%,12/1/2024	4,968,111
	Murphy Oil Corporation
1,310,000	6.875%,8/15/2024	1,365,675
1,870,000	5.750%,8/15/2025	1,841,950
	Nabors Industries, Inc.
3,200,000	5.750%,2/1/2025[f]	3,020,000
	Noble Holding International, Ltd.
2,120,000	7.750%,1/15/2024[g]	1,966,300
	ONEOK, Inc.
2,675,000	7.500%,9/1/2023	3,116,440
	Parsley Energy, LLC
3,200,000	5.625%,10/15/2027[f]	3,200,000
	Plains All American Pipeline, LP
3,205,000	4.650%,10/15/2025	3,222,496
	Precision Drilling Corporation
1,180,000	7.750%,12/15/2023	1,225,725
1,350,000	5.250%,11/15/2024	1,265,625
1,070,000	7.125%,1/15/2026[f]	1,059,300
	Range Resources Corporation
4,180,000	5.000%,3/15/2023	4,007,784

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Energy (15.8%) - continued
	Rowan Companies, Inc.
$3,475,000	4.875%,6/1/2022	$3,162,250
	Sabine Pass Liquefaction, LLC
2,085,000	5.625%,3/1/2025	2,239,211
2,620,000	5.875%,6/30/2026	2,862,089
	Sanchez Energy Corporation
1,310,000	6.125%,1/15/2023[g]	955,481
1,600,000	7.250%,2/15/2023[f,g]	1,608,000
	Southwestern Energy Company
4,285,000	7.500%,4/1/2026	4,327,850
	Sunoco, LP
2,675,000	4.875%,1/15/2023[f]	2,578,031
1,090,000	5.500%,2/15/2026[f]	1,051,850
	Tallgrass Energy Partners, LP
6,460,000	5.500%,1/15/2028[f]	6,516,525
	Transocean, Inc.
1,070,000	7.500%,1/15/2026[f]	1,053,950
3,745,000	7.500%,4/15/2031	3,300,281
	Weatherford International, Ltd.
2,095,000	7.750%,6/15/2021[g]	1,953,588
2,355,000	4.500%,4/15/2022[g]	1,954,650
	Whiting Petroleum Corporation
3,210,000	6.625%,1/15/2026[f,g]	3,234,075
	Williams Companies, Inc.
5,345,000	4.550%,6/24/2024	5,382,255
	WPX Energy, Inc.
1,466,000	7.500%,8/1/2020	1,568,620
2,670,000	8.250%,8/1/2023	2,990,400

	Total	131,277,361

Financials (6.9%)
	Aircastle, Ltd.
1,920,000	5.000%,4/1/2023	1,980,000
3,407,000	4.125%,5/1/2024	3,355,895
	Ally Financial, Inc.
4,170,000	4.125%,3/30/2020	4,185,637
4,000,000	5.750%,11/20/2025	4,121,200
	ASP AMC Merger Sub, Inc.
5,200,000	8.000%,5/15/2025[f]	4,875,000
	Avolon Holdings, Ltd.
1,070,000	5.500%,1/15/2023[f]	1,056,967
	Centene Escrow Corporation
4,440,000	6.125%,2/15/2024	4,620,708
	CyrusOne, LP
1,870,000	5.000%,3/15/2024	1,872,338
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%,8/1/2021[f]	3,837,365
	Icahn Enterprises, LP
2,125,000	6.000%,8/1/2020	2,167,500
1,870,000	6.250%,2/1/2022	1,902,725
2,110,000	6.375%,12/15/2025	2,120,550
	MPT Operating Partnership, LP
3,010,000	5.500%,5/1/2024	3,070,230
1,340,000	5.000%,10/15/2027	1,313,602
	Park Aerospace Holdings, Ltd.
1,605,000	5.250%,8/15/2022[f]	1,572,419
4,000,000	4.500%,3/15/2023[f]	3,790,000
	Quicken Loans, Inc.
5,855,000	5.750%,5/1/2025[f]	5,840,363
2,140,000	5.250%,1/15/2028[f]	2,000,900
	VEREIT Operating Partnership, LP
3,955,000	4.875%,6/1/2026	3,991,269

	Total	57,674,668

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Foreign Government (0.4%)
	Argentina Government International Bond
$3,180,000	6.875%, 1/26/2027	$3,242,010

	Total	3,242,010

Technology (6.1%)
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[f]	6,880,000
	Anixter, Inc.
2,455,000	5.125%, 10/1/2021	2,525,581
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[f]	4,968,387
	Diamond Finance Corporation
1,050,000	5.875%, 6/15/2021[f]	1,074,938
1,570,000	7.125%, 6/15/2024[f]	1,675,975
	First Data Corporation
1,910,000	7.000%, 12/1/2023[f]	2,007,887
	Harland Clarke Holdings Corporation
4,020,000	8.375%, 8/15/2022[f]	4,090,350
	Inception Merger Sub, Inc.
5,345,000	8.625%, 11/15/2024[f,g]	5,278,188
	Iron Mountain, Inc.
3,745,000	5.250%, 3/15/2028[f]	3,524,981
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[f]	2,369,207
	Seagate HDD Cayman
4,540,000	4.750%, 1/1/2025	4,419,807
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[f]	4,877,548
	SS&C Technologies Holdings, Inc.
1,590,000	5.875%, 7/15/2023	1,675,065
	Western Digital Corporation
5,000,000	4.750%, 2/15/2026	4,989,000

	Total	50,356,914

Transportation (1.1%)
	United Continental Holdings, Inc.
3,000,000	4.250%, 10/1/2022	2,940,000
	XPO Logistics, Inc.
4,710,000	6.500%, 6/15/2022[f]	4,857,188
1,570,000	6.125%, 9/1/2023[f]	1,621,025

	Total	9,418,213

Utilities (4.3%)
	AES Corporation
2,675,000	4.500%, 3/15/2023	2,723,685
2,462,000	5.500%, 4/15/2025	2,545,092
	Covanta Holding Corporation
1,850,000	6.375%, 10/1/2022	1,882,375
1,600,000	5.875%, 7/1/2025	1,552,000
	Dynegy, Inc.
3,745,000	8.125%, 1/30/2026[f]	4,133,544
	Electricite de France SA
2,500,000	5.250%, 1/29/2023[b,f,j]	2,505,000
	Enterprise Products Operating, LLC
3,129,000	5.481%, (LIBOR 3M + 3.708%), 3/19/2018[b]	3,137,007
	NGPL Pipeco, LLC
4,285,000	4.875%, 8/15/2027[f]	4,220,725
	NRG Energy, Inc.
1,600,000	6.250%, 5/1/2024	1,648,000
3,310,000	7.250%, 5/15/2026	3,508,600
	Talen Energy Supply, LLC
2,140,000	6.500%, 6/1/2025	1,508,700

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Utilities (4.3%) - continued
	TerraForm Power Operating, LLC
$2,140,000	4.250%, 1/31/2023[f]	$2,057,075
2,140,000	5.000%, 1/31/2028[f]	2,030,325
	Tesoro Logistics, LP
2,000,000	5.250%, 1/15/2025	2,033,300

	Total	35,485,428

	Total Long-Term Fixed Income (cost $764,642,769)	756,062,818

Shares	Preferred Stock (0.9%)	Value
Energy (0.2%)
135,266	Crestwood Equity Partners, LP, 9.250%[d,j,k]	1,285,027

	Total	1,285,027

Financials (0.7%)
1,600	Bank of America Corporation, Convertible, 7.250%[j]	2,063,120
53,000	Federal National Mortgage Association, 0.000%[g,j,k]	304,750
2,673	Wells Fargo & Company, Convertible, 7.500%[j]	3,448,170

	Total	5,816,040

	Total Preferred Stock (cost $7,375,465)	7,101,067

Shares	Registered Investment Companies (0.5%)	Value
Equity Funds/Exchange Traded Funds (0.5%)
28,896	Energy Select Sector SPDR Fund	1,947,879
58,250	SPDR S&P Oil & Gas Exploration & Production ETF[g]	2,051,565

	Total	3,999,444

	Total Registered Investment Companies (cost $3,739,251)	3,999,444

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
569	Lear Corporation	105,885

	Total	105,885

Industrials (<0.1%)
930,630	Abengoa SA, Class Ak	9,161
9,928,936	Abengoa SA, Class Bk	122,171

	Total	131,332

	Total Common Stock (cost $366,031)	237,217

Shares	Collateral Held for Securities Loaned (6.8%)	Value
56,156,813	Thrivent Cash Management Trust	56,156,813

	Total Collateral Held for Securities Loaned (cost $56,156,813)	56,156,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (3.3%)	Value
	Thrivent Core Short-Term Reserve Fund
2,770,645	1.940%	$27,706,452

	Total Short-Term Investments (cost $27,706,452)	27,706,452

	Total Investments (cost $885,784,182) 105.3%	$876,600,221

	Other Assets and Liabilities, Net (5.3%)	(44,276,689)

	Total Net Assets 100.0%	$832,323,532

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of March 29, 2018.

d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $420,786,211 or 50.6% of total net assets.

g	All or a portion of the security is on loan.
h	Defaulted security. Interest is not being accrued.
i	In bankruptcy. Interest is not being accrued.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Non-income producing security.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Portfolio as of March 29, 2018 was $9,142,494 or 1.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
Digicel, Ltd., 4/15/2021	3/19/2013	$5,688,663
Midwest Vanadium, Pty. Ltd., 2/15/2019	2/9/2011	3,028,997
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	2,036,608
Tunica-Biloxi Gaming Authority, 12/15/2020	11/8/2005	4,868,252

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of March 29, 2018:

Securities Lending Transactions
Common Stock	$1,947,666
Taxable Debt Security	51,831,423
Preferred Stock	289,225
Total lending	$54,068,314
Gross amount payable upon return of collateral for securities loaned	$56,156,813
Net amounts due to counterparty	$2,088,499

Definitions:

ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,410,252	–	3,410,252	–
Capital Goods	1,736,444	–	1,736,444	–
Communications Services	11,085,102	–	11,085,102	–
Consumer Cyclical	5,347,518	–	3,170,018	2,177,500
Consumer Non-Cyclical	2,643,159	–	2,643,159	–
Energy	1,113,935	–	1,113,935	–
Long-Term Fixed Income
Asset-Backed Securities	1,169,165	–	1,169,165	–
Basic Materials	79,207,529	–	79,207,529	–
Capital Goods	84,403,980	–	84,403,980	–
Communications Services	111,267,429	–	111,267,429	–
Consumer Cyclical	112,375,730	–	112,375,730	–
Consumer Non-Cyclical	80,184,391	–	80,184,391	–
Energy	131,277,361	–	131,277,361	–
Financials	57,674,668	–	57,674,668	–
Foreign Government	3,242,010	–	3,242,010	–
Technology	50,356,914	–	50,356,914	–
Transportation	9,418,213	–	9,418,213	–
Utilities	35,485,428	–	35,485,428	–
Preferred Stock
Energy	1,285,027	–	–	1,285,027
Financials	5,816,040	5,816,040	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	3,999,444	3,999,444	–	–
Common Stock
Consumer Discretionary	105,885	105,885	–	–
Industrials	131,332	–	131,332	–

Subtotal Investments in Securities	$792,736,956	$9,921,369	$779,353,060	$3,462,527

Other Investments*	Total
Short-Term Investments	27,706,452
Collateral Held for Securities Loaned	56,156,813

Subtotal Other Investments	$83,863,265

Total Investments at Value	$876,600,221

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$34,775	$54,257	$61,326	2,771	$27,706	3.3%
Total Affiliated Short-Term Investments	34,775				27,706	3.3

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	335	86,657	30,835	56,157	56,157	6.8
Total Collateral Held for Securities Loaned	335				56,157	6.8

Total Value	$35,110				$83,863

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$160
Total Income from Affiliated Investments				$160

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	121
Total Affiliated Income from Securities Loaned, Net				$121

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$253,083	5.127%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$253,925
	Big River Steel, LLC, Term Loan
243,775	7.302%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	246,822
	Contura Energy, Inc., Term Loan
217,125	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[b]	216,448
	Ineos Finance, LLC, Term Loan
184,538	3.877%, (LIBOR 1M + 2.000%), 3/31/2024[b]	184,907
	Peabody Energy Corporation, Term Loan
275,472	5.377%, (LIBOR 1M + 3.500%), 3/31/2022[b]	275,816
	Tronox Finance, LLC, Term Loan
218,638	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[b]	220,505
504,549	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[b]	508,858

	Total	1,907,281

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
471,637	3.981%, (LIBOR 1W + 2.250%), 11/10/2023[b]	472,669
	Cortes NP Intermediate Holding II Corporation, Term Loan
629,599	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[b]	631,960
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,275,937	4.877%, (LIBOR 1M + 3.000%), 5/15/2022[b]	1,275,146

	Total	2,379,775

Communications Services (0.7%)
	Altice Financing SA, Term Loan
218,350	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[b]	213,710
14,962	4.470%, (LIBOR 3M + 2.750%), 10/6/2026[b]	14,673
	Cengage Learning Acquisitions, Term Loan
829,810	6.036%, (LIBOR 1M + 4.250%), 6/7/2023[b]	753,617
	CenturyLink, Inc., Term Loan
668,325	4.627%, (LIBOR 1M + 2.750%), 1/31/2025[b,d,e]	656,770
	Frontier Communications Corporation, Term Loan
446,625	5.630%, (LIBOR 1M + 3.750%), 6/1/2024[b]	440,207
	Hargray Communications Group, Inc., Term Loan
74,812	4.877%, (LIBOR 3M + 3.000%), 5/16/2024[b,d,e]	74,975
	Hargray Merger Subsidiary Corporation, Term Loan
283,136	4.877%, (LIBOR 1M + 3.000%), 3/24/2024[b]	283,756

Principal Amount	Bank Loans (2.1%)[a]	Value
Communications Services (0.7%) - continued
	Intelsat Jackson Holdings SA, Term Loan
$300,000	5.706%, (LIBOR 3M + 3.750%), 11/27/2023[b]	$300,000
	Level 3 Financing, Inc., Term Loan
800,000	4.111%, (LIBOR 1M + 2.250%), 2/22/2024[b]	801,376
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
380,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[b]	368,045
	McGraw-Hill Global Education Holdings, LLC, Term Loan
749,113	5.877%, (LIBOR 1M + 4.000%), 5/4/2022[b]	739,187
	NEP/NCP Holdco, Inc., Term Loan
534,572	5.552%, (LIBOR 1M + 3.250%), 7/21/2022[b]	536,133
	Radiate Holdco, LLC, Term Loan
992,494	4.877%, (LIBOR 1M + 3.000%), 2/1/2024[b]	986,291
	Sable International Finance, Ltd., Term Loan
975,000	5.127%, (LIBOR 1M + 3.250%), 2/6/2026[b]	977,437
	SFR Group SA, Term Loan
198,500	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	192,049
	Sprint Communications, Inc., Term Loan
955,350	4.438%, (LIBOR 1M + 2.500%), 2/2/2024[b]	954,949
	Univision Communications, Inc., Term Loan
1,578,457	4.627%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,551,497
	Virgin Media Bristol, LLC, Term Loan
580,000	4.277%, (LIBOR 1M + 2.500%), 1/31/2026[b]	582,842
	WideOpenWest Finance, LLC, Term Loan
333,325	5.104%, (LIBOR 1M + 3.250%), 8/6/2023[b]	325,619

	Total	10,753,133

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
447,750	4.380%, (LIBOR 1M + 2.500%), 11/9/2024[b]	448,198
	Golden Entertainment, Inc., Term Loan
613,462	4.880%, (LIBOR 1M + 3.000%), 8/15/2024[b]	616,150
	Golden Nugget, Inc., Term Loan
511,106	4.979%, (LIBOR 2M + 3.250%), 10/4/2023[b]	515,516
	Mohegan Tribal Gaming Authority, Term Loan
673,782	5.877%, (LIBOR 1M + 4.000%), 10/13/2023[b]	671,680
	Scientific Games International, Inc., Term Loan
900,000	4.722%, (LIBOR 1M + 2.750%), 8/14/2024[b]	902,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Consumer Cyclical (0.3%) - continued
	Stars Group Holdings BV, Term Loan
$1,517,100	5.802%, (LIBOR 3M + 3.500%), 8/1/2021[b]	$1,523,168

	Total	4,677,574

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
788,025	4.936%, (LIBOR 3M + 3.250%), 4/28/2022[b]	790,760
194,513	6.015%, (LIBOR 3M + 4.250%), 9/26/2024[b]	196,094
	Albertson’s, LLC, Term Loan
189,423	4.627%, (LIBOR 1M + 2.750%), 8/25/2021[b]	186,990
285,000	5.292%, (LIBOR 3M + 3.000%), 12/21/2022[b]	281,874
516,915	4.956%, (LIBOR 3M + 3.000%), 6/22/2023[b]	509,807
	Anmeal Pharmaceuticals LLC, Term Loan
350,000	0.000%, (LIBOR 3M + 3.500%), 3/23/2025[b,c,d,e]	350,000
	CHS/Community Health Systems, Inc., Term Loan
446,370	4.984%, (LIBOR 3M + 3.000%), 1/27/2021[b]	428,453
	Endo Luxembourg Finance Company I SARL., Term Loan
538,643	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[b]	537,070
	JBS USA LUX SA, Term Loan
796,950	4.678%, (LIBOR 3M + 2.500%), 10/30/2022[b]	794,129
	MPH Acquisition Holdings, LLC, Term Loan
416,588	5.052%, (LIBOR 3M + 2.750%), 6/7/2023[b]	418,254
	Ortho-Clinical Diagnostics, Inc., Term Loan
706,700	5.627%, (LIBOR 1M + 3.750%), 6/30/2021[b]	712,177
	Revlon Consumer Products Corporation, Term Loan
296,985	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[b]	232,516
	Valeant Pharmaceuticals International, Inc., Term Loan
702,812	5.240%, (LIBOR 1M + 3.500%), 4/1/2022[b]	709,974

	Total	6,148,098

Energy (<0.1%)
	Houston Fuel Oil Terminal, LLC, Term Loan
456,463	5.800%, (LIBOR 3M + 3.500%), 8/19/2021[b]	460,744
	MRC Global US, Inc., Term Loan
184,537	7.250%, (LIBOR 1M + 3.500%), 9/15/2024[b]	185,922

	Total	646,666

Principal Amount	Bank Loans (2.1%)[a]	Value
Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
$639,236	5.802%, (LIBOR 3M + 3.500%), 4/13/2024[b]	$640,834
	Avolon TLB Borrower 1 US, LLC, Term Loan
535,950	4.072%, (LIBOR 1M + 2.250%), 4/3/2022[b]	536,116

	Total	1,176,950

Technology (0.2%)
	First Data Corporation, Term Loan
975,000	4.122%, (LIBOR 1M + 2.250%), 4/26/2024[b]	976,102
	Harland Clarke Holdings Corporation, Term Loan
527,552	7.052%, (LIBOR 3M + 4.750%), 10/31/2023[b]	531,656
	Rackspace Hosting, Inc., Term Loan
541,223	4.787%, (LIBOR 3M + 3.000%), 11/3/2023[b]	538,940
	TNS, Inc., Term Loan
352,068	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	353,388
	Western Digital Corporation, Term Loan
588,398	3.877%, (LIBOR 1M + 2.000%), 4/29/2023[b]	591,234

	Total	2,991,320

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
714,600	6.377%, (LIBOR 1M + 4.500%), 5/18/2023[b]	719,959

	Total	719,959

	Total Bank Loans (cost $31,400,397)	31,400,756

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Asset-Backed Securities (1.8%)
	Babson CLO, Ltd.
3,250,000	2.881%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,b	3,250,488
	Carlyle Global Market Strategies CLO, Ltd.
2,600,000	2.922%, (LIBOR 3M + 1.200%), 10/15/2026, Ser. 2014-4A, Class A1R*,b	2,600,460
	Cent CLO 22, Ltd.
3,200,000	3.204%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,b	3,201,930
	Delta Air Lines, Inc.
1,559,866	4.250%, 7/30/2023	1,583,264
	Dryden 34 Senior Loan Fund CLO
3,250,000	2.882%, (LIBOR 3M + 1.160%), 10/15/2026, Ser. 2014-34A, Class AR*,b	3,250,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Asset-Backed Securities (1.8%) - continued
	GMAC Mortgage Corporation Loan Trust
$602,181	2.372%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,f]	$636,579
1,233,035	2.052%, (LIBOR 1M + 0.180%), 12/25/2036, Ser. 2006-HE4, Class A1[b,f]	1,196,285
	IndyMac Seconds Asset-Backed Trust
381,750	2.212%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,f	229,117
	Magnetite XII, Ltd.
3,200,000	3.052%, (LIBOR 3M + 1.330%), 4/15/2027, Ser. 2015-12A, Class AR*,b	3,216,279
	Renaissance Home Equity Loan Trust
1,846,516	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[g]	1,336,189
	Shackleton, Ltd.
3,200,000	3.092%, (LIBOR 3M + 1.370%), 4/15/2027, Ser. 2015-7A, Class AR*,b	3,200,835
	Symphony CLO XV, Ltd.
3,200,000	2.911%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,b	3,200,752

	Total	26,902,948

Basic Materials (4.5%)
	Anglo American Capital plc
3,200,000	3.625%, 9/11/2024[h]	3,081,414
5,100,000	4.750%, 4/10/2027[h]	5,156,062
	ArcelorMittal SA
5,100,000	6.125%, 6/1/2025	5,546,250
	Braskem Netherlands Finance BV
3,850,000	4.500%, 1/10/2028[h]	3,747,590
	Chemours Company
640,000	5.375%, 5/15/2027	641,600
	Cleveland-Cliffs, Inc.
640,000	5.750%, 3/1/2025[h]	611,200
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,636,227
1,920,000	3.000%, 11/15/2022	1,884,573
	First Quantum Minerals, Ltd.
640,000	6.500%, 3/1/2024[h]	606,400
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[h]	3,200,734
2,880,000	4.000%, 3/27/2027[h]	2,778,436
	International Paper Company
2,240,000	3.000%, 2/15/2027	2,070,284
	Kinross Gold Corporation
1,280,000	5.950%, 3/15/2024	1,372,800
5,220,000	4.500%, 7/15/2027[h]	5,111,946
	Krayton Polymers, LLC
640,000	7.000%, 4/15/2025[h]	662,400
	LyondellBasell Industries NV
1,900,000	6.000%, 11/15/2021	2,050,639
	Novelis Corporation
1,280,000	5.875%, 9/30/2026[h]	1,260,800
	Packaging Corporation of America
2,700,000	2.450%, 12/15/2020	2,656,932
	Sherwin-Williams Company
1,600,000	3.450%, 6/1/2027	1,529,272

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Basic Materials (4.5%) - continued
	Teck Resources, Ltd.
$6,420,000	6.125%, 10/1/2035	$6,805,200
	Vale Overseas, Ltd.
406,000	4.375%, 1/11/2022	416,556
1,920,000	6.250%, 8/10/2026	2,150,976
1,900,000	6.875%, 11/21/2036	2,234,780
	Westlake Chemical Corporation
3,200,000	3.600%, 8/15/2026	3,088,300
	WestRock Company
2,550,000	3.750%, 3/15/2025[h]	2,542,702
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,391,695
	Yara International ASA
50,000	7.875%, 6/11/2019[h]	52,702

	Total	67,288,470

Capital Goods (3.1%)
	AECOM
1,230,000	5.875%, 10/15/2024	1,286,888
	Ashtead Capital, Inc.
640,000	4.125%, 8/15/2025[h]	614,400
	BAE Systems plc
1,970,000	4.750%, 10/11/2021[h]	2,064,692
	Berry Global, Inc.
960,000	4.500%, 2/15/2026[h]	908,400
	Bombardier, Inc.
1,280,000	7.500%, 3/15/2025[h]	1,313,600
	CNH Industrial Capital, LLC
2,560,000	4.875%, 4/1/2021	2,633,600
	CNH Industrial NV
3,175,000	3.850%, 11/15/2027	3,080,261
	Crown Cork & Seal Company, Inc.
1,280,000	7.375%, 12/15/2026	1,427,200
	General Electric Capital Corporation
3,200,000	3.125%, (LIBOR 3M + 1.000%), 3/15/2023[b]	3,193,773
	Huntington Ingalls Industries, Inc.
3,800,000	3.483%, 12/1/2027[h]	3,652,560
	Jeld-Wen, Inc.
640,000	4.625%, 12/15/2025[h]	614,400
	L3 Technologies, Inc.
2,560,000	4.750%, 7/15/2020	2,640,837
1,280,000	4.950%, 2/15/2021	1,333,728
1,280,000	3.950%, 5/28/2024	1,287,020
800,000	3.850%, 12/15/2026	790,337
	Northrop Grumman Corporation
2,250,000	3.250%, 1/15/2028	2,146,146
	Owens-Brockway Glass Container, Inc.
1,000,000	5.875%, 8/15/2023[h]	1,035,000
	Republic Services, Inc.
3,170,000	3.550%, 6/1/2022	3,200,961
	Roper Technologies, Inc.
1,920,000	3.125%, 11/15/2022	1,898,386
2,240,000	3.800%, 12/15/2026	2,229,332
	Textron, Inc.
1,280,000	4.300%, 3/1/2024	1,323,148
630,000	3.875%, 3/1/2025	631,929
2,560,000	3.650%, 3/15/2027	2,507,790
	United Rentals North America, Inc.
1,250,000	5.500%, 7/15/2025	1,279,687
	Waste Management, Inc.
3,140,000	4.100%, 3/1/2045	3,158,725

	Total	46,252,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Collateralized Mortgage Obligations (0.5%)
	CitiMortgage Alternative Loan Trust
$1,182,537	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	$1,115,016
	Countrywide Alternative Loan Trust
1,517,887	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	1,484,320
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,589,955	2.053%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	1,465,624
	Wachovia Mortgage Loan Trust, LLC
904,936	3.686%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	818,081
	WaMu Mortgage Pass Through Certificates
367,228	2.162%, (LIBOR 1M + 0.290%), 10/25/2045, Ser. 2005-AR13, Class A1A1[b]	366,909
	Washington Mutual Mortgage Pass Through Certificates Trust
2,751,680	2.033%, (12 MTA + 0.750%), 2/25/2047, Ser. 2007-OA3, Class 2Ab	2,314,224

	Total	7,564,174

Communications Services (9.1%)
	21st Century Fox America, Inc.
1,900,000	7.625%, 11/30/2028	2,459,258
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,506,025
2,560,000	3.125%, 1/15/2027	2,344,407
	AT&T, Inc.
3,190,000	4.450%, 4/1/2024	3,291,292
5,250,000	3.400%, 8/14/2024	5,274,041
1,240,000	3.400%, 5/15/2025	1,194,147
5,120,000	4.250%, 3/1/2027	5,172,460
3,175,000	3.900%, 8/14/2027	3,194,727
2,643,000	4.300%, 2/15/2030[h]	2,629,884
2,250,000	4.900%, 8/14/2037	2,266,614
3,190,000	4.300%, 12/15/2042	2,956,352
3,200,000	4.750%, 5/15/2046	3,102,738
3,200,000	5.450%, 3/1/2047	3,390,930
	CCO Holdings, LLC
1,280,000	5.500%, 5/1/2026[h]	1,252,800
	Charter Communications Operating, LLC
1,920,000	4.464%, 7/23/2022	1,961,994
5,675,000	6.484%, 10/23/2045	6,220,187
	Comcast Corporation
2,867,000	4.049%, 11/1/2052	2,698,663
3,740,000	3.375%, 8/15/2025	3,656,994
605,000	6.400%, 5/15/2038	768,631
	Cox Communications, Inc.
3,200,000	3.350%, 9/15/2026[h]	3,044,895
560,000	4.800%, 2/1/2035[h]	548,841
2,405,000	4.700%, 12/15/2042[h]	2,255,929
	Crown Castle International Corporation
960,000	3.400%, 2/15/2021	963,479
4,160,000	5.250%, 1/15/2023	4,419,189
2,200,000	3.150%, 7/15/2023	2,132,273
	Digicel, Ltd.
1,280,000	6.000%, 4/15/2021*	1,201,600

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Communications Services (9.1%) - continued
	Discovery Communications, LLC
$1,600,000	4.900%,3/11/2026	$1,657,553
3,840,000	5.200%,9/20/2047	3,825,434
	Gray Television, Inc.
640,000	5.125%,10/15/2024[h]	619,200
	Level 3 Financing, Inc.
1,280,000	5.125%,5/1/2023	1,256,000
640,000	5.250%,3/15/2026	603,200
	Omnicom Group, Inc.
4,245,000	4.450%,8/15/2020	4,372,497
940,000	3.650%,11/1/2024	933,256
	Outdoor Americas Capital, LLC
640,000	5.625%,2/15/2024	641,664
	Scripps Networks Interactive, Inc.
1,830,000	3.500%,6/15/2022	1,820,318
	SES Global Americas Holdings GP
3,180,000	2.500%,3/25/2019[h]	3,159,712
	SFR Group SA
1,280,000	6.000%,5/15/2022[h]	1,251,200
	Sprint Communications, Inc.
1,290,000	7.000%,3/1/2020[h]	1,354,500
	Sprint Corporation
960,000	7.125%,6/15/2024	936,000
	Telecom Italia SPA
3,200,000	5.303%,5/30/2024[h]	3,256,000
	Telefonica Emisiones SAU
3,200,000	4.665%,3/6/2038	3,232,199
	Time Warner Cable, Inc.
3,800,000	4.125%,2/15/2021	3,840,549
	Time Warner Entertainment Company, LP
3,620,000	8.375%,3/15/2023	4,295,075
	Time Warner, Inc.
1,210,000	4.750%,3/29/2021	1,263,382
	Verizon Communications, Inc.
2,740,000	3.500%,11/1/2024	2,711,054
1,920,000	5.250%,3/16/2037	2,067,129
3,830,000	4.862%,8/21/2046	3,858,569
5,457,000	4.522%,9/15/2048	5,248,614
	Viacom, Inc.
4,500,000	6.875%,4/30/2036	5,343,113
	Virgin Media Secured Finance plc
1,280,000	5.250%,1/15/2026[h]	1,232,000
	Vodafone Group plc
1,910,000	2.500%,9/26/2022	1,834,931
1,270,000	4.375%,2/19/2043	1,200,042
	WMG Acquisition Corporation
640,000	5.500%,4/15/2026[h]	643,200
	Zayo Group, LLC
1,280,000	5.750%,1/15/2027[h]	1,249,600

	Total	135,614,341

Consumer Cyclical (3.8%)
	Amazon.com, Inc.
1,600,000	3.150%,8/22/2027[h]	1,542,667
4,480,000	4.050%,8/22/2047[h]	4,447,104
	American Axle & Manufacturing, Inc.
640,000	6.250%,4/1/2025[i]	638,400
	Cinemark USA, Inc.
640,000	4.875%,6/1/2023	631,872
	Dana, Inc.
640,000	6.000%,9/15/2023	661,440
	Ford Motor Credit Company, LLC
1,700,000	2.597%,11/4/2019	1,686,290
1,900,000	3.470%,4/5/2021	1,897,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Consumer Cyclical (3.8%) - continued
$2,575,000	4.250%, 9/20/2022	$2,613,390
1,850,000	3.096%, 5/4/2023	1,777,232
	General Motors Company
1,230,000	5.000%, 4/1/2035	1,217,012
	General Motors Financial Company, Inc.
3,100,000	3.450%, 4/10/2022	3,073,761
3,830,000	3.700%, 5/9/2023	3,800,842
2,510,000	4.000%, 1/15/2025	2,473,405
	Hanesbrands, Inc.
640,000	4.625%, 5/15/2024[h]	626,400
	Hertz Corporation
640,000	7.625%, 6/1/2022[h]	647,200
	Home Depot, Inc.
960,000	2.125%, 9/15/2026	868,030
3,180,000	4.250%, 4/1/2046	3,319,642
	Hyundai Capital America
1,850,000	3.000%, 3/18/2021[h]	1,827,706
3,850,000	2.450%, 6/15/2021[h]	3,744,371
	Hyundai Capital Services, Inc.
1,920,000	3.000%, 3/6/2022[h]	1,873,738
	L Brands, Inc.
620,000	5.625%, 2/15/2022	643,250
	Lennar Corporation
2,005,000	2.950%, 11/29/2020[h]	1,955,075
	Live Nation Entertainment, Inc.
1,280,000	4.875%, 11/1/2024[h]	1,248,000
	Macy’s Retail Holdings, Inc.
1,900,000	6.790%, 7/15/2027	2,036,836
1,275,000	6.700%, 9/15/2028	1,351,140
	Mattamy Group Corporation
640,000	6.500%, 10/1/2025[h]	646,400
	McDonald’s Corporation
3,175,000	4.450%, 3/1/2047	3,277,982
	MGM Growth Properties Operating Partnership, LP
640,000	4.500%, 9/1/2026	611,200
	Scientific Games International, Inc.
640,000	5.000%, 10/15/2025[h]	622,400
	Six Flags Entertainment Corporation
640,000	4.875%, 7/31/2024[h]	623,200
	Visa, Inc.
2,860,000	3.150%, 12/14/2025	2,803,424
	Yum! Brands, Inc.
640,000	5.000%, 6/1/2024[h]	636,000

	Total	55,822,485

Consumer Non-Cyclical (10.4%)
	Abbott Laboratories
5,120,000	3.750%, 11/30/2026	5,089,327
1,440,000	4.750%, 11/30/2036	1,548,874
2,500,000	6.000%, 4/1/2039	3,026,829
1,920,000	4.900%, 11/30/2046	2,101,513
	AbbVie, Inc.
4,460,000	3.200%, 5/14/2026	4,242,364
3,150,000	4.500%, 5/14/2035	3,222,060
3,150,000	4.700%, 5/14/2045	3,242,841
	Amgen, Inc.
7,700,000	3.200%, 11/2/2027	7,290,593
1,920,000	4.400%, 5/1/2045	1,913,950
	Anheuser-Busch InBev Finance, Inc.
2,570,000	3.300%, 2/1/2023	2,570,567
4,470,000	3.650%, 2/1/2026	4,440,749
3,210,000	4.700%, 2/1/2036	3,391,890

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Consumer Non-Cyclical (10.4%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$1,320,000	3.750%, 1/15/2022	$1,346,003
1,275,000	3.500%, 1/12/2024[e]	1,283,443
3,825,000	4.000%, 4/13/2028[e]	3,869,822
5,100,000	4.600%, 4/15/2048[e]	5,266,007
	BAT Capital Corporation
960,000	2.297%, 8/14/2020[h]	941,103
3,200,000	3.222%, 8/15/2024[h]	3,083,848
	Becton, Dickinson and Company
2,700,000	2.944%, (LIBOR 3M + 0.875%), 12/29/2020[b]	2,702,858
3,120,000	3.125%, 11/8/2021	3,069,262
1,920,000	3.363%, 6/6/2024	1,847,216
1,920,000	3.734%, 12/15/2024	1,886,975
	Boston Scientific Corporation
2,660,000	3.375%, 5/15/2022	2,650,805
	Bunge, Ltd. Finance Corporation
2,530,000	8.500%, 6/15/2019	2,687,950
1,920,000	3.500%, 11/24/2020	1,926,291
	Campbell Soup Company
3,200,000	3.950%, 3/15/2025	3,183,191
	Cardinal Health, Inc.
1,280,000	3.079%, 6/15/2024	1,220,618
	Celgene Corporation
1,910,000	3.250%, 8/15/2022	1,880,737
	Constellation Brands, Inc.
640,000	3.500%, 5/9/2027	615,297
	CVS Health Corporation
1,870,000	4.750%, 12/1/2022	1,958,078
3,175,000	4.100%, 3/25/2025	3,194,744
1,600,000	3.875%, 7/20/2025	1,585,235
5,000,000	4.780%, 3/25/2038	5,059,263
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[h]	2,661,306
	H. J. Heinz Company
3,120,000	3.500%, 7/15/2022	3,113,143
1,860,000	5.200%, 7/15/2045	1,887,329
	HCA, Inc.
1,920,000	4.750%, 5/1/2023	1,941,600
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[h]	2,197,923
	JBS USA, LLC
630,000	7.250%, 6/1/2021[h]	635,513
	Johnson & Johnson
3,200,000	2.900%, 1/15/2028	3,073,291
	Kraft Heinz Foods Company
1,280,000	3.000%, 6/1/2026	1,180,754
	Kroger Company
3,200,000	2.650%, 10/15/2026	2,887,517
	Mallinckrodt International Finance SA
640,000	5.625%, 10/15/2023[h,i]	512,000
	Mylan, Inc.
1,920,000	3.125%, 1/15/2023[h]	1,857,272
2,240,000	4.550%, 4/15/2028[e,h]	2,236,024
	Newell Rubbermaid, Inc.
2,700,000	3.850%, 4/1/2023	2,693,811
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[h]	3,356,796
	Post Holdings, Inc.
960,000	5.750%, 3/1/2027[h]	948,000
	Reckitt Benckiser Treasury Services plc
1,280,000	2.750%, 6/26/2024[h]	1,219,907

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Consumer Non-Cyclical (10.4%) - continued
$1,600,000	3.000%, 6/26/2027[h]	$1,504,859
	Reynolds American, Inc.
1,560,000	5.850%, 8/15/2045	1,822,020
	Shire Acquisitions Investments Ireland Designated Activity Company
3,200,000	2.875%, 9/23/2023	3,053,805
	Smithfield Foods, Inc.
7,500,000	2.650%, 10/3/2021[h]	7,179,610
	Teva Pharmaceutical Finance Netherlands III BV
3,150,000	6.000%, 4/15/2024[h]	3,057,846
3,830,000	3.150%, 10/1/2026	3,072,659
	Thermo Fisher Scientific, Inc.
3,830,000	3.000%, 4/15/2023	3,737,314
1,280,000	2.950%, 9/19/2026	1,194,139
	Tyson Foods, Inc.
1,280,000	3.550%, 6/2/2027	1,227,437
	VPII Escrow Corporation
640,000	7.500%, 7/15/2021[h]	644,800
	Whirlpool Corporation
2,605,000	3.700%, 3/1/2023	2,626,226

	Total	154,863,204

Energy (10.2%)
	Andeavor Logistics, LP
2,550,000	3.500%, 12/1/2022	2,505,104
	BP Capital Markets plc
2,490,000	3.814%, 2/10/2024	2,539,311
1,590,000	3.119%, 5/4/2026	1,538,040
2,560,000	3.017%, 1/16/2027	2,441,320
	Canadian Natural Resources, Ltd.
1,600,000	3.850%, 6/1/2027	1,563,563
1,600,000	6.250%, 3/15/2038	1,929,352
	Cenovus Energy, Inc.
3,200,000	5.250%, 6/15/2037	3,199,835
3,200,000	6.750%, 11/15/2039	3,681,673
2,104,000	5.200%, 9/15/2043	2,038,840
	Centennial Resource Production, LLC
640,000	5.375%, 1/15/2026[h]	628,000
	Cheniere Corpus Christi Holdings, LLC
960,000	5.125%, 6/30/2027	952,800
	Concho Resources, Inc.
3,200,000	4.875%, 10/1/2047	3,393,630
	Continental Resources, Inc.
1,280,000	3.800%, 6/1/2024	1,232,000
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,015,914
1,280,000	4.700%, 11/1/2042	1,191,659
	Enbridge Energy Partners, LP
2,550,000	5.200%, 3/15/2020	2,631,915
1,920,000	7.375%, 10/15/2045	2,477,035
	Enbridge, Inc.
1,600,000	3.700%, 7/15/2027	1,532,685
	Energy Transfer Equity, LP
935,000	5.500%, 6/1/2027	937,337
	Energy Transfer Partners, LP
4,480,000	4.200%, 4/15/2027	4,322,142
	EnLink Midstream Partners, LP
1,280,000	4.150%, 6/1/2025	1,243,406
960,000	4.850%, 7/15/2026	969,354
	Enterprise Products Operating, LLC
1,930,000	6.650%, 4/15/2018	1,932,173

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Energy (10.2%) - continued
$2,490,000	3.700%, 2/15/2026	$2,465,998
3,200,000	4.875%, 8/16/2077[b]	3,139,200
	EQT Corporation
1,280,000	3.000%, 10/1/2022	1,243,351
4,400,000	3.900%, 10/1/2027	4,214,088
	Hess Corporation
3,200,000	7.300%, 8/15/2031	3,834,647
	Hornbeck Offshore Services, Inc.
1,560,000	5.000%, 3/1/2021	850,200
	Kinder Morgan, Inc.
1,280,000	5.000%, 2/15/2021[h]	1,329,133
3,175,000	5.200%, 3/1/2048	3,190,964
	Marathon Oil Corporation
3,200,000	4.400%, 7/15/2027	3,247,011
	Marathon Petroleum Corporation
3,220,000	6.500%, 3/1/2041	3,941,898
	MPLX, LP
2,550,000	4.875%, 6/1/2025	2,661,223
1,920,000	5.200%, 3/1/2047	2,003,032
	Murphy Oil Corporation
640,000	5.750%, 8/15/2025	630,400
	Nabors Industries, Inc.
640,000	5.750%, 2/1/2025[h]	604,000
	NiSource Finance Corporation
1,920,000	4.375%, 5/15/2047	1,924,483
	Noble Energy, Inc.
3,200,000	6.000%, 3/1/2041	3,658,520
1,280,000	5.050%, 11/15/2044	1,335,785
	ONEOK Partners, LP
3,500,000	3.800%, 3/15/2020	3,526,354
	ONEOK, Inc.
2,900,000	7.500%, 9/1/2023	3,378,570
	Petrobras Global Finance BV
4,480,000	5.299%, 1/27/2025[h]	4,424,000
1,920,000	7.375%, 1/17/2027	2,078,400
	Petroleos Mexicanos
960,000	5.375%, 3/13/2022	996,000
1,920,000	4.625%, 9/21/2023	1,921,939
	Phillips 66
1,950,000	3.900%, 3/15/2028	1,941,541
	Pioneer Natural Resources Company
3,150,000	3.950%, 7/15/2022	3,200,977
	Plains All American Pipeline, LP
2,700,000	5.000%, 2/1/2021	2,788,694
3,200,000	3.650%, 6/1/2022	3,155,402
	Range Resources Corporation
1,280,000	5.000%, 3/15/2023	1,227,264
	Regency Energy Partners, LP
3,190,000	5.000%, 10/1/2022	3,315,325
	Rowan Companies, Inc.
640,000	4.875%, 6/1/2022	582,400
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	2,055,096
	Sempra Energy
3,200,000	3.250%, 6/15/2027	3,038,033
	Southwestern Energy Company
1,280,000	7.750%, 10/1/2027	1,302,400
	Suncor Energy, Inc.
1,920,000	3.600%, 12/1/2024	1,916,504
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,108,178
	Sunoco, LP
640,000	5.500%, 2/15/2026[h]	617,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Energy (10.2%) - continued
	Tallgrass Energy Partners, LP
$1,280,000	5.500%, 1/15/2028[h]	$1,291,200
	Tesoro Corporation
2,560,000	4.750%, 12/15/2023	2,658,805
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019	1,934,708
	TransCanada Trust
1,280,000	5.300%, 3/15/2077[b]	1,264,000
	Transocean, Inc.
640,000	7.500%, 1/15/2026[h]	630,400
	Williams Companies, Inc.
3,200,000	7.500%, 1/15/2031	3,894,000
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	1,982,210
1,600,000	3.750%, 6/15/2027	1,528,634
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[h]	3,097,678

	Total	152,027,333

Financials (28.6%)
	Aegon NV
2,600,000	2.650%, (USISDA 10Y + 0.100%), 7/15/2018[b,j]	2,309,320
	AerCap Ireland Capital, Ltd.
3,200,000	5.000%, 10/1/2021	3,330,314
960,000	3.950%, 2/1/2022	963,780
	Aflac, Inc.
2,560,000	4.000%, 10/15/2046	2,491,475
	Air Lease Corporation
2,510,000	3.750%, 2/1/2022	2,531,696
1,260,000	4.250%, 9/15/2024	1,276,760
	Ally Financial, Inc.
640,000	4.125%, 2/13/2022	636,800
	American International Group, Inc.
2,700,000	4.200%, 4/1/2028	2,726,238
3,130,000	4.500%, 7/16/2044	3,066,052
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,221,199
3,132,000	3.875%, 1/15/2020	3,164,283
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,194,370
	Athene Holding, Ltd.
4,500,000	4.125%, 1/12/2028	4,315,250
	Australia & New Zealand Banking Group, Ltd.
1,280,000	6.750%, 6/15/2026[b,h,j]	1,360,000
	Avolon Holdings, Ltd.
640,000	5.500%, 1/15/2023[h]	632,205
	AXA SA
2,580,000	8.600%, 12/15/2030	3,508,800
	Banco Bilbao Vizcaya Argentaria SA
4,200,000	6.125%, 11/16/2027[b,i,j]	4,071,900
	Banco Santander SA
2,000,000	6.375%, 5/19/2019[b,j]	2,027,052
	Bank of America Corporation
1,920,000	2.328%, 10/1/2021[b]	1,877,265
1,000,000	4.100%, 7/24/2023	1,031,929
3,649,000	3.004%, 12/20/2023[b,h]	3,577,951
3,830,000	4.125%, 1/22/2024	3,940,760
2,830,000	4.200%, 8/26/2024	2,869,081
2,860,000	6.500%, 10/23/2024[b,j]	3,074,786
3,200,000	4.000%, 1/22/2025	3,192,055
2,750,000	3.950%, 4/21/2025	2,724,301
1,270,000	3.875%, 8/1/2025	1,278,966
3,200,000	3.093%, 10/1/2025[b]	3,074,834

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Financials (28.6%) - continued
$1,270,000	6.300%, 3/10/2026[b,j]	$1,362,075
3,200,000	3.705%, 4/24/2028[b]	3,144,496
1,950,000	5.875%, 2/7/2042	2,428,863
3,110,000	4.750%, 4/21/2045	3,282,401
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[h]	2,241,561
	Barclays plc
3,200,000	3.250%, 1/12/2021	3,176,966
2,560,000	3.684%, 1/10/2023	2,536,925
1,280,000	4.836%, 5/9/2028	1,257,648
	Boston Properties, LP
3,200,000	2.750%, 10/1/2026	2,911,112
	BPCE SA
1,920,000	3.000%, 5/22/2022[h]	1,880,517
1,265,000	5.700%, 10/22/2023[h]	1,354,892
2,190,000	5.150%, 7/21/2024[h]	2,285,477
	Camden Property Trust
3,140,000	3.500%, 9/15/2024	3,108,476
	Capital One Financial Corporation
3,190,000	4.200%, 10/29/2025	3,159,063
	Centene Escrow Corporation
640,000	6.125%, 2/15/2024	666,048
	CIT Group, Inc.
320,000	4.125%, 3/9/2021	321,600
320,000	5.250%, 3/7/2025	327,622
	Citigroup, Inc.
1,900,000	3.142%, 1/24/2023[b]	1,876,553
2,560,000	3.436%, (LIBOR 3M + 1.430%), 9/1/2023[b]	2,622,401
4,370,000	4.400%, 6/10/2025	4,448,503
3,305,000	5.500%, 9/13/2025	3,581,729
1,910,000	3.700%, 1/12/2026	1,885,040
2,490,000	4.450%, 9/29/2027	2,517,780
2,560,000	3.887%, 1/10/2028[b]	2,544,499
3,175,000	3.878%, 1/24/2039[b]	3,053,957
	Citizens Bank NA
2,560,000	2.550%, 5/13/2021	2,498,603
1,280,000	2.650%, 5/26/2022	1,239,943
	Citizens Financial Group, Inc.
1,280,000	2.375%, 7/28/2021	1,241,141
	CNA Financial Corporation
1,870,000	7.250%, 11/15/2023	2,171,279
	Commerzbank AG
3,200,000	8.125%, 9/19/2023[h]	3,726,167
	Compass Bank
1,575,000	2.750%, 9/29/2019	1,566,450
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,290,000	11.000%, 6/30/2019[b,h,j]	1,410,628
	CoreStates Capital III
2,440,000	2.409%, (LIBOR 3M + 0.570%), 2/15/2027[b,h]	2,287,500
	Credit Agricole SA
1,280,000	3.375%, 1/10/2022[h]	1,269,279
2,570,000	8.125%, 12/23/2025[b,h,j]	2,927,713
3,200,000	4.000%, 1/10/2033[b,h]	3,043,268
	Credit Suisse Group AG
3,200,000	3.574%, 1/9/2023[h]	3,180,201
	Credit Suisse Group Funding, Ltd.
3,190,000	3.125%, 12/10/2020	3,171,752
4,400,000	3.750%, 3/26/2025	4,294,997
	Deutsche Bank AG
2,560,000	2.700%, 7/13/2020	2,505,425
3,800,000	4.875%, 12/1/2032[b]	3,513,518

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Financials (28.6%) - continued
	Digital Realty Trust, LP
$2,700,000	2.750%, 2/1/2023	$2,591,396
	Discover Bank
5,100,000	3.100%, 6/4/2020	5,080,644
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,667,119
1,600,000	4.250%, 3/13/2026	1,605,120
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,281,086
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[h]	2,018,590
	Five Corners Funding Trust
1,910,000	4.419%, 11/15/2023[h]	1,994,178
	GE Capital International Funding Company
7,627,000	4.418%, 11/15/2035	7,429,357
	Goldman Sachs Group, Inc.
3,275,000	5.250%, 7/27/2021	3,468,000
2,100,000	2.876%, 10/31/2022[b]	2,055,225
1,920,000	2.908%, 6/5/2023[b]	1,868,052
2,190,000	4.000%, 3/3/2024	2,216,670
4,450,000	3.850%, 7/8/2024	4,468,554
2,490,000	4.250%, 10/21/2025	2,501,430
1,920,000	5.300%, 11/10/2026[b,j]	1,924,800
2,560,000	3.500%, 11/16/2026	2,464,814
3,760,000	5.150%, 5/22/2045	4,049,699
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,436,303
	HCP, Inc.
3,400,000	4.250%, 11/15/2023	3,479,307
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,220,450
	HSBC Holdings plc
1,280,000	6.875%, 6/1/2021[b,j]	1,352,000
1,920,000	3.600%, 5/25/2023	1,918,214
2,560,000	4.300%, 3/8/2026	2,625,114
1,600,000	6.000%, 5/22/2027[b,j]	1,588,000
1,920,000	4.041%, 3/13/2028[b]	1,917,444
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,103,839
	Icahn Enterprises, LP
1,280,000	6.375%, 12/15/2025	1,286,400
	ILFC E-Capital Trust II
2,230,000	4.890%, (H15T30Y + 1.800%), 12/21/2065[b,h]	2,179,825
	ING Groep NV
1,920,000	3.950%, 3/29/2027	1,903,430
	International Lease Finance Corporation
2,560,000	5.875%, 8/15/2022	2,746,569
	Intesa Sanpaolo SPA
3,175,000	3.125%, 7/14/2022[h]	3,067,513
3,200,000	3.875%, 7/14/2027[h]	3,021,319
	J.P. Morgan Chase & Company
1,280,000	2.295%, 8/15/2021	1,244,278
2,500,000	2.972%, 1/15/2023	2,451,332
2,560,000	6.000%, 8/1/2023[b,j]	2,640,000
3,190,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[b]	3,236,885
1,270,000	6.750%, 2/1/2024[b,j]	1,385,570
3,800,000	3.900%, 7/15/2025	3,828,776
3,200,000	2.950%, 10/1/2026	3,008,568
2,600,000	3.882%, 7/24/2038[b]	2,522,532

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Financials (28.6%) - continued
$3,150,000	5.500%, 10/15/2040	$3,771,938
	Kilroy Realty, LP
2,550,000	4.250%, 8/15/2029	2,523,361
	Kimco Realty Corporation
5,100,000	3.300%, 2/1/2025	4,905,290
	Liberty Mutual Group, Inc.
1,935,000	4.950%, 5/1/2022[h]	2,042,603
1,910,000	4.850%, 8/1/2044[h]	1,980,664
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	1,939,452
2,550,000	4.400%, 2/15/2024	2,648,177
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,237,818
	Lloyds Bank plc
1,910,000	4.650%, 3/24/2026	1,915,869
	Lloyds Banking Group plc
3,800,000	4.375%, 3/22/2028	3,835,296
	Macquarie Bank, Ltd.
960,000	6.125%, 3/8/2027[b,h,i,j]	937,200
	Marsh & McLennan Companies, Inc.
960,000	4.350%, 1/30/2047	984,157
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[h]	878,500
	MetLife, Inc.
2,250,000	9.250%, 4/8/2038[h]	3,060,000
	Mitsubishi UFJ Financial Group, Inc.
1,950,000	3.455%, 3/2/2023	1,947,332
	Mizuho Financial Group, Inc.
2,560,000	3.663%, 2/28/2027	2,511,128
	Morgan Stanley
3,400,000	5.500%, 1/26/2020	3,548,195
2,550,000	2.500%, 4/21/2021	2,498,121
2,560,000	2.625%, 11/17/2021	2,498,860
3,205,000	4.875%, 11/1/2022	3,357,336
3,190,000	3.141%, (LIBOR 3M + 1.400%), 10/24/2023[b]	3,262,381
1,870,000	4.000%, 7/23/2025	1,885,383
2,550,000	5.000%, 11/24/2025	2,665,085
1,280,000	3.125%, 7/27/2026	1,210,542
2,510,000	4.350%, 9/8/2026	2,526,345
1,570,000	4.300%, 1/27/2045	1,579,704
	MPT Operating Partnership, LP
640,000	5.000%, 10/15/2027	627,392
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[h]	2,515,129
1,920,000	4.000%, 9/14/2026[h]	1,848,846
	Nordea Bank AB
1,890,000	5.500%, 9/23/2019[b,h,i,j]	1,908,900
	Omega Healthcare Investors, Inc.
1,870,000	5.250%, 1/15/2026	1,897,522
	Peachtree Corners Funding Trust
2,800,000	3.976%, 2/15/2025[h]	2,820,565
	Preferred Term Securities XXIII, Ltd.
2,143,457	2.325%, (LIBOR 3M + 0.200%), 12/22/2036*,b	1,963,766
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	1,909,098
1,957,000	3.935%, 12/7/2049[h]	1,833,266
	Quicken Loans, Inc.
1,280,000	5.750%, 5/1/2025[h]	1,276,800
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	3,842,970
	Regency Centers, LP
2,560,000	3.600%, 2/1/2027	2,452,263

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Financials (28.6%) - continued
	Regions Bank
$377,000	7.500%, 5/15/2018	$379,096
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,030,140
	Royal Bank of Scotland Group plc
2,490,000	7.500%, 8/10/2020[b,j]	2,589,600
1,920,000	8.625%, 8/15/2021[b,j]	2,085,600
2,560,000	3.498%, 5/15/2023[b]	2,514,879
2,560,000	3.875%, 9/12/2023	2,527,212
	Santander UK Group Holdings plc
2,500,000	4.750%, 9/15/2025[h]	2,515,075
	Santander UK plc
1,700,000	3.125%, 1/8/2021	1,686,026
	State Street Capital Trust IV
1,920,000	3.125%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,737,792
	SunTrust Banks, Inc.
1,910,000	2.900%, 3/3/2021	1,896,887
	UBS Group Funding Jersey, Ltd.
1,600,000	2.650%, 2/1/2022[h]	1,550,880
2,490,000	4.125%, 9/24/2025[h]	2,502,428
	UBS Group Funding Switzerland AG
2,560,000	4.253%, 3/23/2028[h]	2,575,312
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,576,302
	UnitedHealth Group, Inc.
3,200,000	2.950%, 10/15/2027	3,039,788
1,240,000	4.750%, 7/15/2045	1,364,893
	USB Realty Corporation
1,900,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,j]	1,712,375
	Ventas Realty, LP
1,280,000	3.500%, 2/1/2025	1,245,686
1,920,000	3.850%, 4/1/2027	1,876,808
3,200,000	4.000%, 3/1/2028	3,148,268
	Voya Financial, Inc.
2,560,000	3.650%, 6/15/2026	2,493,815
	Wells Fargo & Company
3,160,000	5.875%, 6/15/2025[b,j]	3,324,320
2,560,000	3.000%, 4/22/2026	2,401,974
5,110,000	3.000%, 10/23/2026	4,782,177
	Welltower, Inc.
950,000	4.950%, 1/15/2021	989,212
4,750,000	4.000%, 6/1/2025	4,743,616

	Total	425,679,307

Foreign Government (0.8%)
	Argentina Government International Bond
3,175,000	7.500%, 4/22/2026	3,390,900
1,920,000	6.875%, 1/26/2027	1,957,440
2,400,000	6.875%, 1/11/2048	2,190,000
	Bahrain Government International Bond
5,100,000	7.000%, 10/12/2028[h]	4,914,105

	Total	12,452,445

Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,172,500	3.000%, 4/1/2033[e]	4,163,120

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Mortgage-Backed Securities (4.5%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$9,302,500	4.000%, 4/1/2048[e]	$9,544,771
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
12,200,000	3.000%, 4/1/2048[e]	11,888,484
18,900,000	3.500%, 4/1/2048[e]	18,926,813
14,077,500	4.000%, 4/1/2048[e]	14,439,752
8,025,000	4.500%, 4/1/2048[e]	8,399,945

	Total	67,362,885

Technology (4.3%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,384,780
3,200,000	4.500%, 2/23/2036	3,503,841
1,920,000	3.750%, 9/12/2047	1,852,034
	Applied Materials, Inc.
1,280,000	3.300%, 4/1/2027	1,256,883
	Broadcom Corporation
1,600,000	3.625%, 1/15/2024	1,573,342
7,000,000	3.875%, 1/15/2027	6,801,668
3,190,000	3.500%, 1/15/2028	2,996,348
	Diamond 1 Finance Corporation
2,560,000	4.420%, 6/15/2021[h]	2,625,490
1,920,000	5.450%, 6/15/2023[h]	2,034,559
3,800,000	6.020%, 6/15/2026[h]	4,090,028
	DXC Technology Company
2,560,000	4.750%, 4/15/2027	2,654,116
	Fidelity National Information Services, Inc.
864,000	3.875%, 6/5/2024	874,364
	Harland Clarke Holdings Corporation
1,280,000	8.375%, 8/15/2022[h]	1,302,400
	Hewlett Packard Enterprise Company
1,600,000	2.100%, 10/4/2019[h]	1,578,775
2,560,000	4.400%, 10/15/2022	2,648,668
	Intel Corporation
2,870,000	4.100%, 5/19/2046	2,937,677
	Iron Mountain, Inc.
1,280,000	5.250%, 3/15/2028[h]	1,204,800
	Microsoft Corporation
2,560,000	3.450%, 8/8/2036	2,493,171
1,920,000	4.250%, 2/6/2047	2,061,898
	Oracle Corporation
3,200,000	4.300%, 7/8/2034	3,374,582
3,200,000	4.000%, 7/15/2046	3,162,949
	QUALCOMM, Inc.
1,920,000	2.600%, 1/30/2023	1,840,862
1,280,000	2.900%, 5/20/2024	1,223,441
	Sensata Technologies BV
1,890,000	4.875%, 10/15/2023[h]	1,892,929
	VMware, Inc.
2,880,000	2.300%, 8/21/2020	2,800,713
	Western Digital Corporation
960,000	4.750%, 2/15/2026	957,888

	Total	64,128,206

Transportation (0.8%)
	American Airlines Pass Through Trust
2,460,160	3.650%, 8/15/2030	2,438,634
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	2,770,391
3,200,000	4.050%, 6/15/2048	3,214,167

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Transportation (0.8%) - continued
	Delta Air Lines, Inc.
$958,467	4.950%, 11/23/2020	$970,639
	United Airlines Pass Through Trust
1,363,096	3.750%, 9/3/2026	1,352,055
	United Continental Holdings, Inc.
640,000	4.250%, 10/1/2022	627,200
	XPO Logistics, Inc.
640,000	6.125%, 9/1/2023[h]	660,800

	Total	12,033,886

U.S. Government and Agencies (4.4%)
	U.S. Treasury Bonds
400,000	2.250%, 11/15/2027	382,868
4,500,000	2.750%, 2/15/2028	4,498,899
7,050,000	3.000%, 2/15/2047	7,072,217
12,000,000	2.750%, 8/15/2047	11,443,683
30,850,000	2.750%, 11/15/2047	29,426,848
6,000,000	3.000%, 2/15/2048	6,021,111
	U.S. Treasury Notes
7,130,000	2.125%, 12/31/2022	6,990,131

	Total	65,835,757

Utilities (6.0%)
	AEP Transmission Company, LLC
4,480,000	3.100%, 12/1/2026	4,320,078
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,535,190
	Baltimore Gas and Electric Company
2,560,000	2.400%, 8/15/2026	2,351,494
	CenterPoint Energy, Inc.
4,160,000	2.500%, 9/1/2022	4,030,227
	CMS Energy Corporation
2,560,000	3.450%, 8/15/2027	2,481,840
	Consolidated Edison Company of New York, Inc.
1,280,000	2.900%, 12/1/2026	1,221,840
	Covanta Holding Corporation
640,000	5.875%, 7/1/2025	620,800
	Duke Energy Corporation
3,840,000	2.650%, 9/1/2026	3,502,292
3,840,000	3.150%, 8/15/2027	3,612,066
3,200,000	3.750%, 9/1/2046	2,895,813
	Electricite de France SA
3,200,000	5.250%, 1/29/2023[b,h,j]	3,206,400
	Exelon Corporation
1,600,000	3.497%, 6/1/2022	1,584,163
3,120,000	3.950%, 6/15/2025	3,127,572
1,910,000	3.400%, 4/15/2026	1,843,218
	Exelon Generation Company, LLC
2,560,000	4.250%, 6/15/2022	2,634,658
	FirstEnergy Corporation
1,280,000	3.900%, 7/15/2027	1,256,203
	FirstEnergy Transmission, LLC
3,150,000	5.450%, 7/15/2044[h]	3,609,240
	Fortis, Inc.
2,560,000	3.055%, 10/4/2026	2,370,950
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,191,543
	Kinder Morgan Energy Partners, LP
3,175,000	5.000%, 8/15/2042	3,070,209
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,831,627
	NiSource Finance Corporation
3,200,000	5.450%, 9/15/2020	3,360,536

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Utilities (6.0%) - continued
	Oncor Electric Delivery Company, LLC
$2,490,000	3.750%, 4/1/2045	$2,435,324
	Pacific Gas and Electric Company
1,270,000	2.950%, 3/1/2026	1,185,831
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	3,825,459
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,213,901
3,190,000	3.950%, 3/15/2024	3,249,518
1,920,000	3.100%, 5/15/2026	1,813,736
	Southern Company
7,630,000	3.250%, 7/1/2026	7,245,720
1,920,000	5.500%, 3/15/2057[b]	1,993,303
	TerraForm Power Operating, LLC
640,000	5.000%, 1/31/2028[h]	607,200
	TransCanada Trust
1,600,000	5.875%, 8/15/2076[b]	1,668,000

	Total	89,895,951

	Total Long-Term Fixed Income (cost $1,388,988,485)	1,383,724,192

Shares	Registered Investment Companies (0.9%)	Value
Fixed Income Funds/Exchange Traded Funds (0.9%)
127,000	iShares iBoxx $ High Yield Corporate Bond ETF[i]	10,876,280
25,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,820,500

	Total	13,696,780

	Total Registered Investment Companies (cost $13,643,465)	13,696,780

Shares	Preferred Stock (0.8%)	Value
Financials (0.8%)
51,061	Citigroup Capital XIII, 8.137%[b]	1,388,349
22,500	CoBank ACB, 6.250%[b,j]	2,373,750
31,925	Countrywide Capital V, 7.000%	830,050
63,010	Goldman Sachs Group, Inc., 5.500%[b,j]	1,677,956
88,200	Morgan Stanley, 7.125%[b,i,j]	2,545,452
101,500	Wells Fargo & Company, 5.850%[b,j]	2,668,435

	Total	11,483,992

	Total Preferred Stock (cost $10,798,197)	11,483,992

Shares	Common Stock (<0.1%)	Value
Financials (<0.1%)
2,247	Glitnir HoldCo ehf.[c,k]	0

	Total	0

	Total Common Stock (cost $ –)	0

Shares	Collateral Held for Securities Loaned (1.2%)	Value
17,933,845	Thrivent Cash Management Trust	17,933,845

	Total Collateral Held for Securities Loaned (cost $17,933,845)	17,933,845

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (7.9%)	Value
	Federal Home Loan Bank Discount Notes
800,000	1.790%, 6/19/2018[l,m]	$797,019
	Thrivent Core Short-Term Reserve Fund
11,674,511	1.940%	116,745,107
	U.S. Treasury Bills
600,000	1.395%, 4/26/2018[l]	599,362
260,000	1.524%, 5/10/2018[l,n]	259,553

	Total Short-Term Investments (cost $118,400,807)	118,401,041

	Total Investments (cost $1,581,165,196) 105.7%	$1,576,640,606

	Other Assets and Liabilities, Net (5.7%)	(85,685,540)

	Total Net Assets 100.0%	$1,490,955,066

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	All or a portion of the security is insured or guaranteed.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $229,756,331 or 15.4% of total net assets.

i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At March 29, 2018, $146,747 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Portfolio as of March 29, 2018 was $25,086,880 or 1.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
Babson CLO, Ltd., 10/17/2026	3/10/2017	$3,250,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	2,600,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,200,000
Digicel, Ltd., 4/15/2021	9/26/2017	1,266,815
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	3,250,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	3,200,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	2,143,457
Shackleton, Ltd., 4/15/2027	12/16/2016	3,200,000
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	3,200,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of March 29, 2018:

Securities Lending Transactions
Taxable Debt Security	$5,406,211
Preferred Stock	1,800,864
Common Stock	10,328,184

Total lending	$17,535,259
Gross amount payable upon return of collateral for securities loaned	$17,933,845

Net amounts due to counterparty	$398,586

    Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
Ser.	-	Series

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,907,281	–	1,660,459	246,822
Capital Goods	2,379,775	–	2,379,775	–
Communications Services	10,753,133	–	10,753,133	–
Consumer Cyclical	4,677,574	–	4,677,574	–
Consumer Non-Cyclical	6,148,098	–	5,798,098	350,000
Energy	646,666	–	646,666	–
Financials	1,176,950	–	1,176,950	–
Technology	2,991,320	–	2,991,320	–
Transportation	719,959	–	719,959	–
Long-Term Fixed Income
Asset-Backed Securities	26,902,948	–	26,902,948	–
Basic Materials	67,288,470	–	67,288,470	–
Capital Goods	46,252,800	–	46,252,800	–
Collateralized Mortgage Obligations	7,564,174	–	7,564,174	–
Communications Services	135,614,341	–	135,614,341	–
Consumer Cyclical	55,822,485	–	55,822,485	–
Consumer Non-Cyclical	154,863,204	–	154,863,204	–
Energy	152,027,333	–	152,027,333	–
Financials	425,679,307	–	425,679,307	–
Foreign Government	12,452,445	–	12,452,445	–
Mortgage-Backed Securities	67,362,885	–	67,362,885	–
Technology	64,128,206	–	64,128,206	–
Transportation	12,033,886	–	12,033,886	–
U.S. Government and Agencies	65,835,757	–	65,835,757	–
Utilities	89,895,951	–	89,895,951	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	13,696,780	13,696,780	–	–
Preferred Stock
Financials	11,483,992	9,110,242	2,373,750	–
Common Stock
Financials^	0	–	–	0
Short-Term Investments	1,655,934	–	1,655,934	–

Subtotal Investments in Securities	$1,441,961,654	$22,807,022	$1,418,557,810	$596,822

Other Investments*	Total

Short-Term Investments	116,745,107
Collateral Held for Securities Loaned	17,933,845

Subtotal Other Investments	$134,678,952

Total Investments at Value	$1,576,640,606

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	770,221	770,221	–	–

Total Asset Derivatives	$770,221	$770,221	$–	$–

Liability Derivatives
Futures Contracts	954,582	954,582	–	–

Total Liability Derivatives	$954,582	$954,582	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

The following table presents Income Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $797,018 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/Depreciation
20-Yr. U.S. Treasury Bond Futures	206	June 2018	$29,434,528	$770,221

Total Futures Long Contracts			$29,434,528	$770,221

5-Yr. U.S. Treasury Bond Futures	(437)	July 2018	($49,775,677)	($243,754)
10-Yr. U.S. Treasury Bond Futures	(682)	June 2018	(81,907,081)	(710,828)

Total Futures Short Contracts			($131,682,758)	($954,582)

Total Futures Contracts			($102,248,230)	($184,361)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$79,440	$126,326	$89,021	11,675	$116,745	7.8%
Total Affiliated Short-Term Investments	79,440				116,745	7.8

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	3,438	47,863	33,367	17,934	17,934	1.2
Total Collateral Held for Securities Loaned	3,438				17,934	1.2

Total Value	$82,878				$134,679

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$330

Total Income from Affiliated Investments				$330

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	34

Total Affiliated Income from Securities Loaned, Net				$34

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (96.8%)	Value
Consumer Discretionary (21.1%)
99,070	Amazon.com, Inc.[a]	$143,387,974
15,235	Booking Holdings, Inc.[a]	31,694,741
325,245	Carnival Corporation	21,329,567
165,365	Netflix, Inc.[a]	48,840,553
134,770	Walt Disney Company	13,536,299

	Total	258,789,134

Energy (1.6%)
30,860	Concho Resources, Inc.[a]	4,639,184
202,328	Halliburton Company	9,497,276
28,444	Pioneer Natural Resources Company	4,886,110

	Total	19,022,570

Financials (10.0%)
973,100	Bank of America Corporation	29,183,269
488,123	Citigroup, Inc.	32,948,302
292,916	E*TRADE Financial Corporation[a]	16,230,476
100,175	Goldman Sachs Group, Inc.	25,230,076
295,537	Interactive Brokers Group, Inc.	19,871,908

	Total	123,464,031

Health Care (9.8%)
201,441	Alexion Pharmaceuticals, Inc.[a]	22,452,614
171,596	BioMarin Pharmaceutical, Inc.[a]	13,911,287
327,686	Celgene Corporation[a]	29,232,868
171,649	Medtronic plc	13,769,683
190,035	UnitedHealth Group, Inc.	40,667,490

	Total	120,033,942

Industrials (4.3%)
229,995	CSX Corporation	12,813,021
121,288	Norfolk Southern Corporation	16,468,485
418,000	Southwest Airlines Company	23,943,040

	Total	53,224,546

Information Technology (50.0%)
62,975	Alliance Data Systems Corporation	13,404,858
58,726	Alphabet, Inc., Class Aa	60,907,084
35,394	Alphabet, Inc., Class Ca	36,519,175
357,359	Apple, Inc.	59,957,693
601,403	Cisco Systems, Inc.	25,794,175
267,156	Facebook, Inc.[a]	42,688,857
362,833	MasterCard, Inc.	63,553,828
743,766	Microsoft Corporation	67,883,523
118,591	NVIDIA Corporation	27,464,490
633,921	PayPal Holdings, Inc.[a]	48,095,586
209,772	Red Hat, Inc.[a]	31,363,012
443,016	Salesforce.com, Inc.[a]	51,522,761
581,239	Visa, Inc.	69,527,809
221,445	Xilinx, Inc.	15,997,187

	Total	614,680,038

	Total Common Stock (cost $750,038,182)	1,189,214,261

Shares or Principal Amount	Short-Term Investments (3.3%)	Value
	Federal Home Loan Bank Discount Notes
1,300,000	1.715%, 5/11/2018[b,c]	1,297,606
	Thrivent Core Short-Term Reserve Fund
3,902,881	1.940%	$39,028,814

	Total Short-Term Investments (cost $40,326,213)	40,326,420

	Total Investments (cost $790,364,395) 100.1%	$1,229,540,681

	Other Assets and Liabilities, Net (0.1%)	(783,022)

	Total Net Assets 100.0%	$1,228,757,659

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	258,789,134	258,789,134	–	–
Energy	19,022,570	19,022,570	–	–
Financials	123,464,031	123,464,031	–	–
Health Care	120,033,942	120,033,942	–	–
Industrials	53,224,546	53,224,546	–	–
Information Technology	614,680,038	614,680,038	–	–
Short-Term Investments	1,297,606	–	1,297,606	–

Subtotal Investments in Securities	$1,190,511,867	$1,189,214,261	$1,297,606	$–

Other Investments *	Total
Short-Term Investments	39,028,814

Subtotal Other Investments	$39,028,814

Total Investments at Value	$1,229,540,681

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	534,051	534,051	–	–
Total Liability Derivatives	$534,051	$534,051	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Growth Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $1,297,606 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
CME E-mini Russell 2000 Index	323	June 2018	$25,262,931	($534,051)
Total Futures Long Contracts			$25,262,931	($534,051)
Total Futures Contracts			$25,262,931	($534,051)

Reference Description:

CME	-	Chicago Mercantile Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$31,705	$43,581	$36,257	3,903	$39,029	3.2%
Total Affiliated Short-Term Investments	31,705				39,029	3.2

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	66,465	6,608	73,073	–	–	–
Total Collateral Held for Securities Loaned	66,465				–	–

Total Value	$98,170				$39,029

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$105
Total Income from Affiliated Investments				$105

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1
Total Affiliated Income from Securities Loaned, Net				$1

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (12.7%)
3,084	Advance Auto Parts, Inc.	$365,608
16,913	Amazon.com, Inc.[a]	24,478,861
11,094	Aptiv plc	942,657
1,147	AutoZone, Inc.[a]	744,047
10,613	Best Buy Company, Inc.	742,804
2,035	Booking Holdings, Inc.[a]	4,233,594
8,271	BorgWarner, Inc.	415,452
7,609	CarMax, Inc.[a]	471,302
17,020	Carnival Corporation	1,116,172
15,131	CBS Corporation	777,582
7,791	Charter Communications, Inc.[a]	2,424,715
1,036	Chipotle Mexican Grill, Inc.[a]	334,742
194,660	Comcast Corporation	6,651,532
14,243	D.R. Horton, Inc.	624,413
5,161	Darden Restaurants, Inc.	439,975
6,427	Discovery Communications, Inc., Class Aa,b	137,731
16,822	Discovery Communications, Inc., Class Ca	328,365
9,512	DISH Network Corporation[a]	360,410
10,872	Dollar General Corporation	1,017,076
9,894	Dollar Tree, Inc.[a]	938,941
5,130	Expedia, Inc.	566,403
5,174	Foot Locker, Inc.	235,624
162,822	Ford Motor Company	1,804,068
9,087	Gap, Inc.	283,514
4,631	Garmin, Ltd.	272,905
53,351	General Motors Company	1,938,775
6,118	Genuine Parts Company	549,641
10,280	Goodyear Tire & Rubber Company	273,242
8,724	H&R Block, Inc.	221,677
15,215	Hanesbrands, Inc.	280,260
7,023	Harley-Davidson, Inc.[b]	301,146
4,730	Hasbro, Inc.	398,739
8,439	Hilton Worldwide Holdings, Inc.	664,656
48,734	Home Depot, Inc.	8,686,348
16,218	Interpublic Group of Companies, Inc.	373,501
7,035	Kohl’s Corporation	460,863
10,306	L Brands, Inc.	393,792
5,501	Leggett & Platt, Inc.	244,024
11,339	Lennar Corporation	668,321
12,897	LKQ Corporation[a]	489,441
34,756	Lowe’s Companies, Inc.	3,049,839
12,712	Macy’s, Inc.	378,055
12,780	Marriott International, Inc.	1,737,824
14,345	Mattel, Inc.	188,637
33,269	McDonald’s Corporation	5,202,606
21,264	MGM Resorts International	744,665
6,346	Michael Kors Holdings, Ltd.[a]	393,960
2,637	Mohawk Industries, Inc.[a]	612,364
18,059	Netflix, Inc.a	5,333,726
20,453	Newell Brands, Inc.	521,143
15,983	News Corporation, Class A	252,531
5,082	News Corporation, Class B	81,820
54,836	NIKE, Inc.	3,643,304
4,867	Nordstrom, Inc.	235,612
8,591	Norwegian Cruise Line Holdings, Ltd.[a]	455,065
9,621	Omnicom Group, Inc.	699,158
3,548	O’Reilly Automotive, Inc.[a]	877,704
11,286	PulteGroup, Inc.	332,824
3,231	PVH Corporation	489,270
2,311	Ralph Lauren Corporation	258,370
16,092	Ross Stores, Inc.	1,254,854
7,147	Royal Caribbean Cruises, Ltd.	841,488
3,434	Sherwin-Williams Company	1,346,540

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (12.7%) - continued
2,379	Snap-On, Inc.	$350,998
59,378	Starbucks Corporation	3,437,392
11,868	Tapestry, Inc.	624,376
22,685	Target Corporation	1,575,020
4,261	Tiffany & Company	416,129
32,493	Time Warner, Inc.	3,073,188
26,554	TJX Companies, Inc.	2,165,744
5,240	Tractor Supply Company	330,225
4,525	TripAdvisor, Inc.[a]	185,027
18,328	Twenty-First Century Fox, Inc., Class B	666,589
43,987	Twenty-First Century Fox, Inc., Class A	1,613,883
2,435	Ulta Beauty, Inc.[a]	497,398
7,727	Under Armour, Inc., Class Aa,b	126,337
7,694	Under Armour, Inc., Class Ca	110,409
13,687	VF Corporation	1,014,481
14,724	Viacom, Inc.	457,327
63,031	Walt Disney Company	6,330,834
2,999	Whirlpool Corporation	459,177
4,228	Wyndham Worldwide Corporation	483,810
3,345	Wynn Resorts, Ltd.	609,994
14,064	Yum! Brands, Inc.	1,197,268

	Total	121,309,884

Consumer Staples (7.6%)
79,636	Altria Group, Inc.	4,962,916
23,339	Archer-Daniels-Midland Company	1,012,212
10,911	Brown-Forman Corporation	593,558
8,027	Campbell Soup Company	347,649
10,430	Church & Dwight Company, Inc.	525,255
5,381	Clorox Company	716,265
160,032	Coca-Cola Company	6,950,190
36,646	Colgate-Palmolive Company	2,626,785
17,048	Conagra Brands, Inc.	628,730
7,189	Constellation Brands, Inc.	1,638,517
18,237	Costco Wholesale Corporation	3,436,398
19,705	Coty, Inc.	360,601
42,276	CVS Health Corporation	2,629,990
7,534	Dr Pepper Snapple Group, Inc.	891,875
9,342	Estee Lauder Companies, Inc.	1,398,684
23,718	General Mills, Inc.	1,068,733
5,887	Hershey Company	582,578
11,234	Hormel Foods Corporation[b]	385,551
4,740	J.M. Smucker Company	587,807
10,380	Kellogg Company	674,804
14,680	Kimberly-Clark Corporation	1,616,708
24,917	Kraft Heinz Company	1,552,080
37,123	Kroger Company	888,725
4,997	McCormick & Company, Inc.	531,631
7,711	Molson Coors Brewing Company	580,870
62,366	Mondelez International, Inc.	2,602,533
17,181	Monster Beverage Corporation[a]	982,925
59,351	PepsiCo, Inc.	6,478,162
64,818	Philip Morris International, Inc.	6,442,909
106,342	Procter & Gamble Company	8,430,794
5,450	Safeway, Inc. (Property Development Centers, LLC) Contingent Value Rights[a,c]	1
20,006	Sysco Corporation	1,199,560
12,419	Tyson Foods, Inc.	908,947
36,233	Walgreens Boots Alliance, Inc.	2,372,174
61,087	Wal-Mart Stores, Inc.	5,434,910

	Total	72,042,027

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Energy (5.7%)
22,835	Anadarko Petroleum Corporation	$1,379,462
5,989	Andeavor	602,254
15,897	Apache Corporation	611,717
17,869	Baker Hughes, Inc.	496,222
19,301	Cabot Oil & Gas Corporation	462,838
80,408	Chevron Corporation	9,169,728
3,975	Cimarex Energy Company	371,662
6,206	Concho Resources, Inc.[a]	932,948
49,893	ConocoPhillips	2,958,156
21,931	Devon Energy Corporation	697,186
24,131	EOG Resources, Inc.	2,540,270
10,217	EQT Corporation	485,410
178,360	Exxon Mobil Corporation	13,307,440
36,414	Halliburton Company	1,709,273
4,532	Helmerich & Payne, Inc.	301,650
11,271	Hess Corporation	570,538
80,153	Kinder Morgan, Inc.	1,207,104
35,459	Marathon Oil Corporation	571,954
20,383	Marathon Petroleum Corporation	1,490,201
15,860	National Oilwell Varco, Inc.	583,807
8,313	Newfield Exploration Company[a]	203,003
20,307	Noble Energy, Inc.	615,302
31,936	Occidental Petroleum Corporation	2,074,563
17,130	ONEOK, Inc.	975,040
17,521	Phillips 66	1,680,614
7,101	Pioneer Natural Resources Company	1,219,810
9,423	Range Resources Corporation	137,010
57,812	Schlumberger, Ltd.	3,745,061
18,297	TechnipFMC plc	538,847
18,261	Valero Energy Corporation	1,694,073
34,503	Williams Companies, Inc.	857,745

	Total	54,190,888

Financials (14.6%)
2,319	Affiliated Managers Group, Inc.	439,636
32,814	Aflac, Inc.	1,435,941
14,975	Allstate Corporation	1,419,630
30,066	American Express Company	2,804,557
37,517	American International Group, Inc.	2,041,675
6,173	Ameriprise Financial, Inc.	913,234
10,429	Aon plc	1,463,502
7,545	Arthur J. Gallagher & Company	518,568
2,245	Assurant, Inc.	205,215
400,700	Bank of America Corporation	12,016,993
42,736	Bank of New York Mellon Corporation	2,202,186
32,924	BB&T Corporation	1,713,365
80,508	Berkshire Hathaway, Inc.[a]	16,059,736
5,152	BlackRock, Inc.	2,790,941
3,998	Brighthouse Financial, Inc.[a]	205,497
20,230	Capital One Financial Corporation	1,938,439
4,735	Cboe Global Markets, Inc.	540,264
49,793	Charles Schwab Corporation	2,600,190
19,373	Chubb, Ltd.	2,649,645
6,231	Cincinnati Financial Corporation	462,714
108,182	Citigroup, Inc.	7,302,285
20,532	Citizens Financial Group, Inc.	861,933
14,201	CME Group, Inc.	2,296,870
7,258	Comerica, Inc.	696,260
15,165	Discover Financial Services	1,090,818
11,296	E*TRADE Financial Corporation[a]	625,911
1,713	Everest Re Group, Ltd.	439,933
29,446	Fifth Third Bancorp	934,911
13,638	Franklin Resources, Inc.	472,966
14,640	Goldman Sachs Group, Inc.	3,687,230
14,887	Hartford Financial Services Group, Inc.	766,978

Shares	Common Stock (99.0%)	Value
Financials (14.6%) - continued
45,112	Huntington Bancshares, Inc.	$681,191
24,415	Intercontinental Exchange, Inc.	1,770,576
16,988	Invesco, Ltd.	543,786
143,740	J.P. Morgan Chase & Company	15,807,088
44,880	KeyCorp	877,404
13,084	Leucadia National Corporation	297,399
9,132	Lincoln National Corporation	667,184
11,519	Loews Corporation	572,840
6,281	M&T Bank Corporation	1,157,965
21,299	Marsh & McLennan Companies, Inc.	1,759,084
43,916	MetLife, Inc.	2,015,305
6,938	Moody’s Corporation	1,119,099
58,096	Morgan Stanley	3,134,860
4,856	Nasdaq, Inc.	418,684
10,976	Navient Corporation	144,005
8,963	Northern Trust Corporation	924,354
14,450	People’s United Financial, Inc.	269,637
19,857	PNC Financial Services Group, Inc.	3,003,173
11,207	Principal Financial Group, Inc.	682,618
24,272	Progressive Corporation	1,478,893
17,695	Prudential Financial, Inc.	1,832,317
5,363	Raymond James Financial, Inc.	479,506
48,410	Regions Financial Corporation	899,458
10,642	S&P Global, Inc.	2,033,261
15,476	State Street Corporation	1,543,422
19,866	SunTrust Banks, Inc.	1,351,683
2,211	SVB Financial Group[a]	530,662
30,700	Synchrony Financial	1,029,371
10,112	T. Rowe Price Group, Inc.	1,091,793
4,480	Torchmark Corporation	377,082
11,422	Travelers Companies, Inc.	1,586,059
65,794	U.S. Bancorp	3,322,597
9,364	Unum Group	445,820
183,084	Wells Fargo & Company	9,595,432
5,510	Willis Towers Watson plc	838,567
10,684	XL Group, Ltd.	590,398
8,336	Zions Bancorporation	439,557

	Total	138,910,153

Health Care (13.5%)
72,641	Abbott Laboratories	4,352,649
66,527	AbbVie, Inc.	6,296,781
13,609	Aetna, Inc.	2,299,921
9,323	Alexion Pharmaceuticals, Inc.[a]	1,039,142
3,011	Align Technology, Inc.[a]	756,152
13,879	Allergan plc	2,335,697
6,735	AmerisourceBergen Corporation	580,624
28,137	Amgen, Inc.	4,796,796
10,715	Anthem, Inc.	2,354,086
20,920	Baxter International, Inc.	1,360,637
11,058	Becton, Dickinson and Company	2,396,269
8,823	Biogen, Inc.[a]	2,415,914
57,308	Boston Scientific Corporationa	1,565,655
68,305	Bristol-Myers Squibb Company	4,320,291
13,129	Cardinal Health, Inc.	822,926
31,661	Celgene Corporation[a]	2,824,478
7,198	Centene Corporation[a]	769,250
13,179	Cerner Corporation[a]	764,382
10,289	CIGNA Corporation	1,725,877
2,042	Cooper Companies, Inc.	467,230
25,546	Danaher Corporation	2,501,209
6,317	DaVita, Inc.[a]	416,543
9,585	Dentsply Sirona, Inc.	482,221
8,831	Edwards Lifesciences Corporation[a]	1,232,101
40,434	Eli Lilly and Company	3,128,379
5,049	Envision Healthcare Corporation[a]	194,033

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Health Care (13.5%) - continued
23,636	Express Scripts Holding Company[a]	$1,632,775
54,515	Gilead Sciences, Inc.	4,109,886
11,820	HCA Healthcare, Inc.	1,146,540
6,550	Henry Schein, Inc.[a]	440,225
11,505	Hologic, Inc.[a]	429,827
5,962	Humana, Inc.	1,602,764
3,639	IDEXX Laboratories, Inc.[a]	696,468
6,093	Illumina, Inc.[a]	1,440,507
7,310	Incyte Corporation[a]	609,142
4,676	Intuitive Surgical, Inc.[a]	1,930,393
6,076	IQVIA Holding, Inc.[a]	596,116
111,706	Johnson & Johnson	14,315,124
4,248	Laboratory Corporation of America Holdings[a]	687,114
8,700	McKesson Corporation	1,225,569
56,490	Medtronic plc	4,531,628
114,148	Merck & Company, Inc.	6,217,642
1,067	Mettler-Toledo International, Inc.[a]	613,557
22,381	Mylan NVa	921,426
6,724	Nektar Therapeutics[a]	714,492
4,599	PerkinElmer, Inc.	348,236
5,466	Perrigo Company plc	455,536
248,763	Pfizer, Inc.	8,828,599
5,688	Quest Diagnostics, Inc.	570,506
3,214	Regeneron Pharmaceuticals, Inc.[a]	1,106,773
5,922	ResMed, Inc.	583,139
13,431	Stryker Corporation	2,161,317
16,735	Thermo Fisher Scientific, Inc.	3,455,108
40,442	UnitedHealth Group, Inc.	8,654,588
3,657	Universal Health Services, Inc.	433,025
3,823	Varian Medical Systems, Inc.[a]	468,891
10,554	Vertex Pharmaceuticals, Inc.[a]	1,720,091
3,319	Waters Corporation[a]	659,319
8,449	Zimmer Biomet Holdings, Inc.	921,279
20,336	Zoetis, Inc.	1,698,259

	Total	128,125,104

Industrials (10.1%)
24,905	3M Company	5,467,146
6,085	A.O. Smith Corporation	386,945
1,759	Acuity Brands, Inc.	244,835
5,135	Alaska Air Group, Inc.	318,165
3,964	Allegion plc	338,090
17,772	American Airlines Group, Inc.	923,433
9,645	AMETEK, Inc.	732,731
17,676	Arconic, Inc.	407,255
23,364	Boeing Company	7,660,588
5,817	C.H. Robinson Worldwide, Inc.	545,111
24,828	Caterpillar, Inc.	3,659,151
3,593	Cintas Corporation	612,894
37,298	CSX Corporation	2,077,872
6,510	Cummins, Inc.	1,055,206
13,349	Deere & Company	2,073,367
27,374	Delta Air Lines, Inc.	1,500,369
6,501	Dover Corporation	638,528
18,387	Eaton Corporation plc	1,469,305
26,785	Emerson Electric Company	1,829,415
5,011	Equifax, Inc.	590,346
7,416	Expeditors International of Washington, Inc.	469,433
11,993	Fastenal Company	654,698
10,295	FedEx Corporation	2,471,932
5,451	Flowserve Corporation	236,192
5,837	Fluor Corporation	333,993
12,764	Fortive Corporation	989,465

Shares	Common Stock (99.0%)	Value
Industrials (10.1%) - continued
6,427	Fortune Brands Home and Security, Inc.	$378,486
11,588	General Dynamics Corporation	2,559,789
361,919	General Electric Company	4,878,668
4,974	Harris Corporation	802,207
31,793	Honeywell International, Inc.	4,594,406
1,896	Huntington Ingalls Industries, Inc.	488,713
15,160	IHS Markit, Ltd.[a]	731,318
12,868	Illinois Tool Works, Inc.	2,015,901
10,427	Ingersoll-Rand plc	891,613
5,010	Jacobs Engineering Group, Inc.	296,341
3,572	JB Hunt Transport Services, Inc.	418,460
38,621	Johnson Controls International plc	1,361,004
4,321	Kansas City Southern	474,662
3,261	L3 Technologies, Inc.	678,288
10,410	Lockheed Martin Corporation	3,517,851
13,128	Masco Corporation	530,896
13,972	Nielsen Holdings plc	444,170
11,942	Norfolk Southern Corporation	1,621,485
7,264	Northrop Grumman Corporation	2,536,008
14,674	PACCAR, Inc.	970,979
5,560	Parker Hannifin Corporation	950,927
6,892	Pentair, Ltd.	469,552
6,457	Quanta Services, Inc.[a]	221,798
12,064	Raytheon Company	2,603,652
9,484	Republic Services, Inc.	628,125
5,231	Robert Half International, Inc.	302,823
5,362	Rockwell Automation, Inc.	934,060
6,794	Rockwell Collins, Inc.	916,171
4,271	Roper Industries, Inc.	1,198,827
22,783	Southwest Airlines Company	1,305,010
6,399	Stanley Black & Decker, Inc.	980,327
3,562	Stericycle, Inc.[a]	208,484
10,993	Textron, Inc.	648,257
2,016	TransDigm Group, Inc.	618,791
32,851	Union Pacific Corporation	4,416,160
10,509	United Continental Holdings, Inc.[a]	730,060
28,673	United Parcel Service, Inc.	3,000,916
3,527	United Rentals, Inc.[a]	609,219
30,994	United Technologies Corporation	3,899,665
6,486	Verisk Analytics, Inc.[a]	674,544
2,164	W.W. Grainger, Inc.	610,832
16,671	Waste Management, Inc.	1,402,365
7,495	Xylem, Inc.	576,515

	Total	95,784,790

Information Technology (24.7%)
25,790	Accenture plc	3,958,765
31,554	Activision Blizzard, Inc.	2,128,633
20,572	Adobe Systems, Inc.[a]	4,445,198
34,225	Advanced Micro Devices, Inc.[a,b]	343,961
13,431	Agilent Technologies, Inc.	898,534
7,059	Akamai Technologies, Inc.[a]	501,048
2,006	Alliance Data Systems Corporation	426,997
12,564	Alphabet, Inc., Class Aa	13,030,627
12,811	Alphabet, Inc., Class Ca	13,218,262
12,742	Amphenol Corporation	1,097,468
15,384	Analog Devices, Inc.	1,401,944
3,541	ANSYS, Inc.[a]	554,839
211,322	Apple, Inc.	35,455,605
44,508	Applied Materials, Inc.	2,475,090
9,147	Autodesk, Inc.[a]	1,148,680
18,508	Automatic Data Processing, Inc.	2,100,288
16,968	Broadcom, Ltd.	3,998,509
13,100	CA, Inc.	444,090
11,783	Cadence Design Systems, Inc.[a]	433,261

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Information Technology (24.7%) - continued
202,785	Cisco Systems, Inc.	$8,697,449
5,398	Citrix Systems, Inc.[a]	500,934
24,608	Cognizant Technology Solutions Corporation	1,980,944
6,835	Computer Sciences Government Services, Inc.	281,807
36,269	Corning, Inc.	1,011,180
11,905	DXC Technology Company	1,196,810
40,542	eBay, Inc.[a]	1,631,410
12,850	Electronic Arts, Inc.[a]	1,557,934
2,612	F5 Networks, Inc.[a]	377,721
100,852	Facebook, Inc.[a]	16,115,141
13,933	Fidelity National Information Services, Inc.	1,341,748
17,394	Fiserv, Inc.[a]	1,240,366
5,783	FLIR Systems, Inc.	289,208
3,783	Gartner, Inc.[a]	444,956
6,641	Global Payments, Inc.	740,604
66,565	Hewlett Packard Enterprise Company	1,167,550
69,706	HP, Inc.	1,527,956
195,314	Intel Corporation	10,171,953
35,932	International Business Machines Corporation	5,513,047
10,135	Intuit, Inc.	1,756,902
1,566	IPG Photonics Corporation[a]	365,473
15,647	Juniper Networks, Inc.	380,692
6,540	KLA-Tencor Corporation	712,925
6,758	Lam Research Corporation	1,372,955
38,762	MasterCard, Inc.	6,789,552
9,761	Microchip Technology, Inc.	891,765
48,129	Micron Technology, Inc.[a]	2,509,446
321,878	Microsoft Corporation	29,377,805
6,760	Motorola Solutions, Inc.	711,828
11,258	NetApp, Inc.	694,506
25,290	NVIDIA Corporation	5,856,911
127,148	Oracle Corporation	5,817,021
13,346	Paychex, Inc.	821,980
47,150	PayPal Holdings, Inc.[a]	3,577,271
5,311	Qorvo, Inc.[a]	374,160
61,522	QUALCOMM, Inc.	3,408,934
7,384	Red Hat, Inc.[a]	1,103,982
28,637	Salesforce.com, Inc.[a]	3,330,483
12,074	Seagate Technology plc[b]	706,570
7,668	Skyworks Solutions, Inc.	768,794
25,874	Symantec Corporation	668,843
6,270	Synopsys, Inc.[a]	521,915
4,791	Take-Two Interactive Software, Inc.[a]	468,464
14,675	TE Connectivity, Ltd.	1,466,032
41,131	Texas Instruments, Inc.	4,273,100
6,982	Total System Services, Inc.	602,267
3,537	VeriSign, Inc.[a]	419,347
75,682	Visa, Inc.	9,053,081
12,344	Western Digital Corporation	1,138,981
19,168	Western Union Company	368,601
8,909	Xerox Corporation	256,401
10,473	Xilinx, Inc.	756,570

	Total	235,174,074

Materials (2.7%)
9,096	Air Products and Chemicals, Inc.	1,446,537
4,611	Albemarle Corporation	427,624
3,688	Avery Dennison Corporation	391,850
14,609	Ball Corporation	580,123
9,734	CF Industries Holdings, Inc.	367,264
97,656	DowDuPont, Inc.	6,221,664
5,998	Eastman Chemical Company	633,269

Shares	Common Stock (99.0%)	Value
Materials (2.7%) - continued
10,851	Ecolab, Inc.	$1,487,347
5,603	FMC Corporation	429,022
56,184	Freeport-McMoRan, Inc.[a]	987,153
3,295	International Flavors & Fragrances, Inc.	451,119
17,231	International Paper Company	920,652
13,499	LyondellBasell Industries NV	1,426,574
2,623	Martin Marietta Materials, Inc.	543,748
18,334	Monsanto Company	2,139,395
14,590	Mosaic Company	354,245
22,258	Newmont Mining Corporation	869,620
13,267	Nucor Corporation	810,481
3,937	Packaging Corporation of America	443,700
10,620	PPG Industries, Inc.	1,185,192
11,948	Praxair, Inc.	1,724,096
6,986	Sealed Air Corporation	298,931
5,520	Vulcan Materials Company	630,218
10,626	WestRock Company	681,870

	Total	25,451,694

Real Estate (2.7%)
4,222	Alexandria Real Estate Equities, Inc.	527,286
17,897	American Tower Corporation	2,601,150
6,553	Apartment Investment & Management Company	267,035
5,762	AvalonBay Communities, Inc.	947,619
6,440	Boston Properties, Inc.	793,537
12,608	CBRE Group, Inc.[a]	595,350
16,955	Crown Castle International Corporation	1,858,438
8,573	Digital Realty Trust, Inc.	903,423
14,863	Duke Realty Corporation	393,572
3,265	Equinix, Inc.	1,365,227
15,336	Equity Residential	945,004
2,755	Essex Property Trust, Inc.	663,073
5,254	Extra Space Storage, Inc.	458,989
3,027	Federal Realty Investment Trust	351,465
26,056	General Growth Properties, Inc.	533,106
19,577	HCP, Inc.	454,774
30,885	Host Hotels & Resorts, Inc.	575,696
11,746	Iron Mountain, Inc.	385,974
17,764	Kimco Realty Corporation	255,802
4,523	Macerich Company	253,378
4,742	Mid-America Apartment Communities, Inc.	432,660
22,205	Prologis, Inc.	1,398,693
6,246	Public Storage, Inc.	1,251,636
11,759	Realty Income Corporation	608,293
6,175	Regency Centers Corporation	364,201
4,905	SBA Communications Corporation[a]	838,363
12,972	Simon Property Group, Inc.	2,002,228
3,874	SL Green Realty Corporation	375,119
11,166	UDR, Inc.	397,733
14,863	Ventas, Inc.	736,164
7,195	Vornado Realty Trust	484,223
15,456	Welltower, Inc.	841,270
31,501	Weyerhaeuser Company	1,102,535

	Total	25,963,016

Telecommunications Services (1.9%)
256,245	AT&T, Inc.	9,135,134
40,598	CenturyLink, Inc.	667,025
172,140	Verizon Communications, Inc.	8,231,735

	Total	18,033,894

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Utilities (2.8%)
27,560	AES Corporation	$313,357
9,649	Alliant Energy Corporation	394,258
10,126	Ameren Corporation	573,436
20,526	American Electric Power Company, Inc.	1,407,878
7,444	American Water Works Company, Inc.	611,376
17,988	CenterPoint Energy, Inc.	492,871
11,769	CMS Energy Corporation	533,018
12,940	Consolidated Edison, Inc.	1,008,544
26,856	Dominion Energy, Inc.	1,810,900
7,486	DTE Energy Company	781,539
29,208	Duke Energy Corporation	2,262,744
13,597	Edison International, Inc.	865,585
7,522	Entergy Corporation	592,583
13,224	Eversource Energy	779,158
40,068	Exelon Corporation	1,563,053
18,633	FirstEnergy Corporation	633,708
19,631	NextEra Energy, Inc.	3,206,331
14,055	NiSource, Inc.	336,055
12,553	NRG Energy, Inc.	383,243
21,402	PG&E Corporation	940,190
4,662	Pinnacle West Capital Corporation	372,028
28,511	PPL Corporation	806,576
21,118	Public Service Enterprise Group, Inc.	1,060,968
5,951	SCANA Corporation	223,460
10,478	Sempra Energy	1,165,363
41,885	Southern Company	1,870,584
13,170	WEC Energy Group, Inc.	825,759
21,190	Xcel Energy, Inc.	963,721

	Total	26,778,286

	Total Common Stock (cost $577,673,112)	941,763,810

Shares	Collateral Held for Securities Loaned (0.2%)	Value
1,284,775	Thrivent Cash Management Trust	1,284,775

	Total Collateral Held for Securities Loaned (cost $1,284,775)	1,284,775

Shares or Principal Amount	Short-Term Investments (0.9%)	Value
	Federal Home Loan Bank Discount Notes
400,000	1.500%, 4/3/2018[d]	399,981
200,000	1.486%, 4/11/2018[d,e]	199,917
100,000	1.600%, 4/18/2018[d]	99,926
400,000	1.480%, 4/27/2018[d]	399,539
100,000	1.620%, 5/2/2018[d,e]	99,858
200,000	1.550%, 5/4/2018[d,e]	199,698
	Thrivent Core Short-Term Reserve Fund
745,272	1.940%	7,452,724

	Total Short-Term Investments (cost $8,851,563)	8,851,643

	Total Investments (cost $587,809,450) 100.1%	$951,900,228

	Other Assets and Liabilities, Net (0.1%)	(559,471)

	Total Net Assets 100.0%	$951,340,757

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of March 29, 2018:

Securities Lending Transactions

Common Stock	$1,266,033

Total lending	$1,266,033
Gross amount payable upon return of collateral for securities loaned	$1,284,775

Net amounts due to counterparty	$18,742

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	121,309,884	121,309,884	–	–
Consumer Staples	72,042,027	72,042,026	–	1
Energy	54,190,888	54,190,888	–	–
Financials	138,910,153	138,910,153	–	–
Health Care	128,125,104	128,125,104	–	–
Industrials	95,784,790	95,784,790	–	–
Information Technology	235,174,074	235,174,074	–	–
Materials	25,451,694	25,451,694	–	–
Real Estate	25,963,016	25,963,016	–	–
Telecommunications Services	18,033,894	18,033,894	–	–
Utilities	26,778,286	26,778,286	–	–
Short-Term Investments	1,398,919	–	1,398,919	–

Subtotal Investments in Securities	$943,162,729	$941,763,809	$1,398,919	$1

Other Investments*	Total
Short-Term Investments	7,452,724
Collateral Held for Securities Loaned	1,284,775

Subtotal Other Investments	$8,737,499

Total Investments at Value	$951,900,228

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	335,560	335,560	–	–

Total Liability Derivatives	$335,560	$335,560	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Index Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $499,473 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
S&P 500 Index Mini-Futures	66	June 2018	$9,057,460	($335,560)
Total Futures Long Contracts			$9,057,460	($335,560)
Total Futures Contracts			$9,057,460	($335,560)

Reference Description:

S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$15,428	$25,635	$33,610	745	$7,453	0.8%
Total Affiliated Short-Term Investments	15,428				7,453	0.8

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	15,094	4,977	18,786	1,285	1,285	0.2
Total Collateral Held for Securities Loaned	15,094				1,285	0.2

Total Value	$30,522				$8,738

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$80
Total Income from Affiliated Investments				$80

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	3
Total Affiliated Income from Securities Loaned, Net				$3

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (86.3%)	Value
Consumer Discretionary (15.4%)
38,074	Amazon.com, Inc.[a]	$55,106,023
9,500	AOKI Holdings, Inc.	144,863
14,900	Autobacs Seven Company, Ltd.	278,902
1,000	Bandai Namco Holdings, Inc.	32,364
47,080	Berkeley Group Holdings plc	2,502,745
4,995	Booking Holdings, Inc.[a]	10,391,548
11,913	Breville Group, Ltd.	107,344
56,100	Bridgestone Corporation	2,468,055
120,317	Carnival Corporation	7,890,389
12,100	Chiyoda Company, Ltd.	301,308
4,970	Cie Generale des Etablissements Michelin	735,773
555,930	Comcast Corporation	18,996,128
19,200	DCM Holdings Company, Ltd.	195,374
20,372	Eutelsat Communications	403,783
190,600	Honda Motor Company, Ltd.	6,597,923
23,200	Hugo Boss AG	2,021,114
71,123	Inchcape plc	689,561
7,277	Ipsos SA	285,961
17,030	JM AB	387,606
2,265	Linamar Corporation	123,732
86,865	Lowe’s Companies, Inc.	7,622,404
59,769	Magna International, Inc.	3,367,983
41,320	Mediaset Espana Comunicacion SA	420,911
45,715	Netflix, Inc.[a]	13,501,925
1,001	Nexity SA	64,110
12,908	Next plc	862,885
16,600	NHK Spring Company, Ltd.	177,781
569,500	Nissan Motor Company, Ltd.	5,878,460
137,877	Peugeot SA	3,319,996
8,400	Plenus Company, Ltd.	163,348
22,700	Sangetsu Company, Ltd.	470,687
61,100	Sankyo Company, Ltd.	2,137,429
18,100	SHIMAMURA Company, Ltd.	2,256,858
58,000	Sumitomo Rubber Industries, Ltd.	1,069,366
4,400	Takara Standard Company, Ltd.	74,623
89,800	Toyoda Gosei Company, Ltd.	2,079,726
74,000	TV Asahi Holdings Corporation	1,635,821
100,767	Walt Disney Company	10,121,038
17,454	Wolters Kluwer NV	928,290
24,300	Yokohama Rubber Company, Ltd.	563,185

	Total	166,377,322

Consumer Staples (2.9%)
23,800	Arcs Company, Ltd.	578,282
90,460	CVS Health Corporation	5,627,517
8,647	Empire Company, Ltd.	173,564
17,712	ForFarmers BV	247,212
5,146	Henkel AG & Company KGaA	648,313
45,300	Japan Tobacco, Inc.	1,294,086
37,190	Kimberly-Clark Corporation	4,095,735
21,900	Lawson, Inc.	1,497,133
4,400	Ministop Company, Ltd.	90,465
9,500	Seven & I Holdings Company, Ltd.	406,907
163,435	Unilever NV	9,225,170
143,622	Unilever plc	7,965,624

	Total	31,850,008

Energy (4.8%)
1,069,182	BP plc	7,211,727
100,739	Chevron Corporation	11,488,275
356,671	Halliburton Company	16,742,137
52,498	OMV AG	3,062,056
19,710	Royal Dutch Shell plc, Class A	623,594
113,744	Royal Dutch Shell plc, Class B	3,660,096

Shares	Common Stock (86.3%)	Value
Energy (4.8%) - continued
21,051	TGS Nopec Geophysical Company ASA	$516,438
51,145	Total SA	2,931,618
51,145	Total SA Rights[a,b]	755
2,293,602	Weatherford International plc[a,c]	5,252,348

	Total	51,489,044

Financials (13.7%)
23,457	ABN AMRO Group NVd	707,308
19,476	Anima Holding SPA[d]	132,301
4,400	Aozora Bank, Ltd.	176,600
12,282	ASX, Ltd.	532,271
111,458	Australia & New Zealand Banking
	Group, Ltd.	2,319,813
77,025	Banco BPM SPA[a]	267,305
566,994	Banco de Sabadell SA	1,159,748
399,601	Bank of America Corporation	11,984,034
50,304	Bankinter SA	517,897
238,260	Blackstone Group, LP	7,612,407
6,160	BNP Paribas SA	456,830
39,356	CaixaBank SA	187,636
52,260	Chubb, Ltd.	7,147,600
130,405	CI Financial Corporation	2,793,634
213,397	Citigroup, Inc.	14,404,298
94,772	CNP Assurances	2,392,447
18,052	Danske Bank AS	676,378
382,118	Direct Line Insurance Group plc	2,046,050
127,122	DnB ASA	2,503,952
114,667	E*TRADE Financial Corporation[a]	6,353,698
23,813	Euronext NVd	1,745,469
37,683	Finecobank Banca Fineco SPA	453,564
358,900	FlexiGroup, Ltd.	499,059
35,516	Genworth MI Canada, Inc.[c]	1,130,249
79,016	Goldman Sachs Group, Inc.	19,900,970
23,907	Hannover Rueckversicherung SE	3,261,686
6,865	Hargreaves Lansdown plc	157,576
841,538	HSBC Holdings plc	7,902,625
379,715	Huntington Bancshares, Inc.	5,733,697
75,187	Interactive Brokers Group, Inc.	5,055,574
41,089	J.P. Morgan Chase & Company	4,518,557
27,822	Jupiter Fund Management plc	184,445
15,000	Macquarie Group, Ltd.	1,196,056
1,234,162	Medibank Private, Ltd.	2,770,107
123,720	MetLife, Inc.	5,677,511
833,900	Mizuho Financial Group, Inc.	1,519,681
41,064	National Bank of Canada	1,932,799
249,949	Old Mutual plc	841,050
17,167	Pargesa Holding SA	1,523,207
23,299	Plus500, Ltd.	373,330
40,124	Power Corporation of Canada	915,625
25,138	Schroders plc	1,127,896
37,100	Senshu Ikeda Holdings, Inc.	142,143
9,500	Sony Financial Holdings, Inc.	173,471
83,000	State Street Corporation	8,277,590
189,370	Synchrony Financial	6,349,576
2,114	Vienna Insurance Group AG Wiener Versicherung Gruppe	70,674
300	Zurich Insurance Group AG	98,959

	Total	147,905,353

Health Care (9.9%)
22,316	Aetna, Inc.	3,771,404
71,626	Alexion Pharmaceuticals, Inc.[a]	7,983,434
268,600	Astellas Pharmaceutical, Inc.	4,108,503
23,740	Biogen, Inc.[a]	6,500,487
120,000	BioMarin Pharmaceutical, Inc.[a]	9,728,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (86.3%)	Value
Health Care (9.9%) - continued
77,500	Celgene Corporation[a]	$6,913,775
93,446	GlaxoSmithKline plc ADR	3,650,935
77,000	Johnson & Johnson	9,867,550
5,100	KYORIN Holdings, Inc.	96,357
1,897	LNA Sante	132,117
229,422	Merck & Company, Inc.	12,496,616
84,564	Novartis AG	6,839,610
181,115	Novo Nordisk AS	8,908,297
325,007	Pfizer, Inc.	11,534,499
3,550	Roche Holding AG	814,360
63,296	UnitedHealth Group, Inc.	13,545,344

	Total	106,891,688

Industrials (11.5%)
45,473	Adecco SA	3,239,044
11,800	Asahi Glass Company, Ltd.	494,506
161,885	Atlas Copco AB, Class A	7,030,957
84,417	Atlas Copco AB, Class B	3,296,117
63,430	Boeing Company	20,797,428
3,900	Central Glass Company, Ltd.	89,804
161,030	CSX Corporation	8,970,981
12,000	Dai Nippon Printing Company, Ltd.	249,371
237,622	Delta Air Lines, Inc.	13,024,062
14,019	Ferguson plc	1,054,365
164,229	GWA Group, Ltd.	427,716
85,137	Honeywell International, Inc.	12,303,148
20,800	Inaba Denki Sangyo Company, Ltd.	919,487
8,948	Loomis AB	323,032
45,400	Marubeni Corporation	331,535
31,000	Mitsuboshi Belting, Ltd.	345,365
50,273	Monadelphous Group, Ltd.	592,617
63,817	National Express Group plc	345,982
52,900	Nitto Kogyo Corporation	819,637
15,900	Nobina ABd	102,828
108,658	Norfolk Southern Corporation	14,753,583
19,454	Northgate plc	92,085
150,734	PageGroup plc	1,135,911
192,079	RELX NV	3,981,590
117,918	RELX plc	2,422,247
6,352	Rockwool International AS	1,892,188
417,127	Royal Mail plc	3,165,895
7,988	Sandvik AB	146,350
14,492	Schindler Holding AG, Participation Certificate	3,126,906
195	SGS SA	479,686
8,400	ShinMaywa Industries, Ltd.	69,479
140,058	SKF ABc	2,869,378
45,300	Smiths Group plc	963,590
8,431	Spirax-Sarco Engineering plc	680,114
5,123	Sulzer, Ltd.	674,350
148,700	Sumitomo Electric Industries, Ltd.	2,272,657
7,700	Taikisha, Ltd.	252,541
21,100	Toppan Forms Company, Ltd.	233,680
184,000	Toppan Printing Company, Ltd.	1,512,472
31,464	Transcontinental, Inc.	621,538
56,000	Tsubakimoto Chain Company	457,787
39,870	United Parcel Service, Inc.	4,172,794
35,952	Vinci SA	3,541,100
9,700	Yuasa Trading Company, Ltd.	318,893

	Total	124,594,796

Information Technology (17.6%)
24,884	Alphabet, Inc., Class Aa	25,808,192
21,130	Alphabet, Inc., Class Ca	21,801,723
230,488	Apple, Inc.	38,671,277
1,047	BKW FMB Energie	69,647

Shares	Common Stock (86.3%)	Value
Information Technology (17.6%) - continued
28,400	Canon, Inc.	$1,030,304
38,403	Capgemini SA	4,791,720
9,139	CGI Group, Inc.[a]	527,052
207,180	Cisco Systems, Inc.	8,885,950
112,375	Facebook, Inc.[a]	17,956,401
285,500	Konica Minolta Holdings, Inc.	2,427,024
6,170	Kulicke and Soffa Industries, Inc.[a]	154,312
31,800	Kyocera Corporation	1,803,000
279,286	Microsoft Corporation	25,490,433
27,500	NEC Networks & System Integration Corporation	715,300
65,782	PayPal Holdings, Inc.[a]	4,990,880
69,598	Red Hat, Inc.[a]	10,405,597
10,400	Ryoyo Electro Corporation	167,479
98,987	Salesforce.com, Inc.[a]	11,512,188
19,464	Seagate Technology plc	1,139,033
89,600	Shinko Electric Industries Company, Ltd.	662,366
16,595	TE Connectivity, Ltd.	1,657,841
84,420	Visa, Inc.	10,098,320

	Total	190,766,039

Materials (5.9%)
65,000	Alcoa Corporation[a]	2,922,400
13,383	APERAM	640,851
92,975	BASF SE	9,429,288
213,852	BHP Billiton plc	4,226,393
184,163	BHP Billiton, Ltd.	4,082,063
119,300	Daicel Corporation	1,310,029
98,200	Eastman Chemical Company	10,367,956
74,439	Evonik Industries AG	2,624,973
53,693	Granges AB	631,681
9,177	Hudbay Minerals, Inc.	64,962
22,900	JSR Corporation	515,386
54,000	Kaneka Corporation	537,169
106,500	Kuraray Company, Ltd.	1,846,531
60,700	Kyoei Steel, Ltd.[c]	1,036,872
62,132	Lundin Mining Corporation	407,510
9,375	Methanex Corporation	568,594
82,442	Mondi plc	2,215,879
3,200	Nippon Shokubai Company, Ltd.	221,252
237,850	Norsk Hydro ASA	1,410,852
1,940	Rio Tinto plc	98,443
9,450	Rio Tinto, Ltd.	535,363
39,459	Sandfire Resources NL	224,806
24,111	Solvay SA	3,350,942
3,900	Taiyo Holdings Company, Ltd.	167,855
36,400	Toagosei Company, Ltd.	430,656
148,640	UPM-Kymmene Oyj	5,510,662
136,210	WestRock Company	8,740,596
9,200	Yamato Kogyo Company, Ltd.	253,867

	Total	64,373,831

Real Estate (0.6%)
14,106	Artis Real Estate Investment Trust	148,795
36,049	British Land Company plc	324,957
1,100	Daito Trust Construction Company, Ltd.	187,294
171,913	DEXUS Property Group	1,237,900
185,000	Hang Lung Properties, Ltd.	434,200
307,000	Hysan Development Company, Ltd.	1,629,200
96,000	Road King Infrastructure, Ltd.	191,457
123,466	Stockland	383,103
78,000	Sun Hung Kai Properties, Ltd.	1,238,092
29,500	Swire Pacific, Ltd.	298,734

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (86.3%)	Value
Real Estate (0.6%) - continued
222,800	Wing Tai Holdings, Ltd.	$353,248

	Total	6,426,980

Telecommunications Services (1.6%)
30,130	Freenet AG	916,977
673,467	KCOM Group plc	870,227
15,000	KDDI Corporation	386,317
65,900	Nippon Telegraph & Telephone Corporation	3,074,437
308,800	NTT DOCOMO, Inc.	7,872,373
210,644	Telenor ASA	4,790,283

	Total	17,910,614

Utilities (2.4%)
27,100	Chubu Electric Power Company, Inc.	388,932
79,500	Edison International, Inc.	5,060,970
159,100	Osaka Gas Company, Ltd.	3,164,330
330,239	PG&E Corporation	14,507,399
116,100	Tokyo Gas Company, Ltd.	3,102,215
8,599	Verbund AG	249,536

	Total	26,473,382

	Total Common Stock (cost $690,278,480)	935,059,057

Shares	Preferred Stock (0.4%)	Value
Consumer Staples (0.4%)
32,003	Henkel AG & Company KGaA, 1.620%	4,206,897

	Total	4,206,897

	Total Preferred Stock (cost $4,404,492)	4,206,897

Shares	Collateral Held for Securities Loaned (1.0%)	Value
10,432,855	Thrivent Cash Management Trust	10,432,855

	Total Collateral Held for Securities Loaned (cost $10,432,855)	10,432,855

Shares or Principal Amount	Short-Term Investments (12.9%)	Value
	Federal Home Loan Bank Discount Notes
2,200,000	1.405%, 4/4/2018[e,f]	2,199,798
1,300,000	1.580%, 4/18/2018[e,f]	1,299,041
200,000	1.600%, 4/27/2018[e,f]	199,769
3,000,000	1.670%, 5/16/2018[e,f]	2,993,766
400,000	1.630%, 5/18/2018[e,f]	399,131
1,000,000	1.670%, 6/6/2018[e,f]	996,894
400,000	1.790%, 6/19/2018[e,f]	398,509
	Thrivent Core Short-Term Reserve Fund
13,114,945	1.940%	131,149,445

	Total Short-Term Investments (cost $139,635,489)	139,636,353

	Total Investments (cost $844,751,316) 100.6%	$1,089,335,162

	Other Assets and Liabilities, Net (0.6%)	(6,241,022)

	Total Net Assets 100.0%	$1,083,094,140

a	Non-income producing security.
b	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
c	All or a portion of the security is on loan.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $2,687,906 or 0.2% of total net assets.

e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Portfolio as of March 29, 2018:

Securities Lending Transactions

Common Stock	$9,774,312

Total lending	$9,774,312
Gross amount payable upon return of collateral for securities loaned	$10,432,855

Net amounts due to counterparty	$658,543

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	166,377,322	126,997,438	39,379,884	–
Consumer Staples	31,850,008	9,723,252	22,126,756	–
Energy	51,489,044	33,482,760	18,005,529	755
Financials	147,905,353	103,015,512	44,889,841	–
Health Care	106,891,688	85,992,444	20,899,244	–
Industrials	124,594,796	74,021,996	50,572,800	–
Information Technology	190,766,039	178,572,147	12,193,892	–
Materials	64,373,831	22,599,546	41,774,285	–
Real Estate	6,426,980	–	6,426,980	–
Telecommunications Services	17,910,614	–	17,910,614	–
Utilities	26,473,382	19,568,369	6,905,013	–
Preferred Stock
Consumer Staples	4,206,897	–	4,206,897	–
Short-Term Investments	8,486,908	–	8,486,908	–

Subtotal Investments in Securities	$947,752,862	$653,973,464	$293,778,643	$755

Other Investments *	Total
Short-Term Investments	131,149,445
Collateral Held for Securities Loaned	10,432,855

Subtotal Other Investments	$141,582,300

Total Investments at Value	$1,089,335,162

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	1,836,850	1,836,850	–	–

Total Liability Derivatives	$1,836,850	$1,836,850	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Stock Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $8,486,908 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
Eurex Euro STOXX 50 Index	1,703	June 2018	$69,746,789	($910,980)
ICE mini MSCI EAFE Index	588	June 2018	59,743,509	(925,870)

Total Futures Long Contracts			$129,490,298	($1,836,850)

Total Futures Contracts			$129,490,298	($1,836,850)

Reference Description:

EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$54,990	$129,656	$53,497	13,115	$131,149	12.1%
Total Affiliated Short-Term Investments	54,990				131,149	12.1

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	5,612	46,238	41,417	10,433	10,433	1.0
Total Collateral Held for Securities Loaned	5,612				10,433	1.0

Total Value	$60,602				$141,582

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$459

Total Income from Affiliated Investments				$459

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	15

Total Affiliated Income from Securities Loaned, Net				$15

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (7.8%)
106,990	Aptiv plc	$9,090,940
1,181,100	Comcast Corporation	40,358,187
543,348	Harley-Davidson, Inc.[a]	23,298,762
521,730	Lowe’s Companies, Inc.	45,781,808

	Total	118,529,697

Consumer Staples (3.8%)
409,170	CVS Health Corporation	25,454,466
86,800	Kimberly-Clark Corporation	9,559,284
248,921	Wal-Mart Stores, Inc.	22,146,501

	Total	57,160,251

Energy (9.7%)
213,250	Anadarko Petroleum Corporation	12,882,432
421,025	Chevron Corporation	48,013,691
387,500	Devon Energy Corporation	12,318,625
188,119	EQT Corporation	8,937,534
457,950	Halliburton Company	21,496,173
1,601,401	Marathon Oil Corporation	25,830,598
75,600	Pioneer Natural Resources Company	12,986,568
2,515,350	Weatherford International plc[a,b]	5,760,152

	Total	148,225,773

Financials (28.1%)
201,150	American International Group, Inc.	10,946,583
2,574,627	Bank of America Corporation	77,213,064
485,950	Blackstone Group, LP	15,526,103
206,080	Capital One Financial Corporation	19,746,586
112,730	Chubb, Ltd.	15,418,082
938,900	Citigroup, Inc.	63,375,750
312,050	Comerica, Inc.	29,934,956
1,098,430	Fifth Third Bancorp	34,875,152
141,250	Goldman Sachs Group, Inc.	35,575,225
547,250	Huntington Bancshares, Inc.	8,263,475
205,750	J.P. Morgan Chase & Company	22,626,327
602,220	MetLife, Inc.	27,635,876
104,850	Prudential Financial, Inc.	10,857,218
212,470	State Street Corporation	21,189,633
527,381	Synchrony Financial	17,683,085
315,580	Zions Bancorporation	16,640,533

	Total	427,507,648

Health Care (12.9%)
66,050	Aetna, Inc.	11,162,450
87,850	Biogen, Inc.[b]	24,055,087
236,737	Express Scripts Holding Company[b]	16,353,792
336,450	GlaxoSmithKline plc ADR	13,145,102
169,900	Johnson & Johnson	21,772,685
263,640	Medtronic plc	21,149,201
684,550	Merck & Company, Inc.	37,287,438
601,950	Pfizer, Inc.	21,363,205
143,397	UnitedHealth Group, Inc.	30,686,958

	Total	196,975,918

Industrials (10.7%)
67,800	Boeing Company	22,230,264
353,300	CSX Corporation	19,682,343
323,050	Delta Air Lines, Inc.	17,706,370
176,603	Honeywell International, Inc.	25,520,900
187,200	Ingersoll-Rand plc	16,007,472
119,500	Norfolk Southern Corporation	16,225,710
152,524	United Parcel Service, Inc.	15,963,162
237,600	United Technologies Corporation	29,894,832

	Total	163,231,053

Shares	Common Stock (99.0%)	Value
Information Technology (16.1%)
22,400	Alphabet, Inc., Class Cb	$23,112,096
93,250	Apple, Inc.	15,645,485
1,818,340	Cisco Systems, Inc.	77,988,602
709,310	Microsoft Corporation	64,738,724
924,100	Oracle Corporation	42,277,575
206,140	Texas Instruments, Inc.	21,415,885

	Total	245,178,367

Materials (4.4%)
157,950	Alcoa Corporation[b]	7,101,432
301,500	CF Industries Holdings, Inc.	11,375,595
215,021	Eastman Chemical Company	22,701,917
407,450	WestRock Company	26,146,067

	Total	67,325,011

Telecommunications Services (2.6%)
836,764	Verizon Communications, Inc.	40,014,054

	Total	40,014,054

Utilities (2.9%)
192,800	Edison International, Inc.	12,273,648
739,387	PG&E Corporation	32,481,271

	Total	44,754,919

	Total Common Stock (cost $1,085,385,416)	1,508,902,691

Shares	Collateral Held for Securities Loaned (1.8%)	Value
27,369,688	Thrivent Cash Management Trust	27,369,688

	Total Collateral Held for Securities Loaned (cost $27,369,688)	27,369,688

Shares or Principal Amount	Short-Term Investments (0.9%)	Value
	Thrivent Core Short-Term Reserve Fund
1,444,273	1.940%	14,442,735

	Total Short-Term Investments (cost $14,442,734)	14,442,735

	Total Investments (cost $1,127,197,838) 101.7%	$1,550,715,114

	Other Assets and Liabilities, Net (1.7%)	(26,216,797)

	Total Net Assets 100.0%	$1,524,498,317

a	All or a portion of the security is on loan.
b	Non-income producing security.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of March 29, 2018:

Securities Lending Transactions

Common Stock	$26,482,587
Total lending	$26,482,587
Gross amount payable upon return of collateral for securities loaned	$27,369,688
Net amounts due to counterparty	$887,101

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	118,529,697	118,529,697	–	–
Consumer Staples	57,160,251	57,160,251	–	–
Energy	148,225,773	148,225,773	–	–
Financials	427,507,648	427,507,648	–	–
Health Care	196,975,918	196,975,918	–	–
Industrials	163,231,053	163,231,053	–	–
Information Technology	245,178,367	245,178,367	–	–
Materials	67,325,011	67,325,011	–	–
Telecommunications Services	40,014,054	40,014,054	–	–
Utilities	44,754,919	44,754,919	–	–

Subtotal Investments in Securities	$1,508,902,691	$1,508,902,691	$–	$–

Other Investments *	Total
Short-Term Investments	14,442,735
Collateral Held for Securities Loaned	27,369,688

Subtotal Other Investments	$41,812,423

Total Investments at Value	$1,550,715,114

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$27,243	$12,525	$25,325	1,444	$14,443	0.9%
Total Affiliated Short-Term Investments	27,243				14,443	0.9

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	42	83,818	56,490	27,370	27,370	1.8
Total Collateral Held for Securities Loaned	42				27,370	1.8

Total Value	$27,285				$41,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$104
Total Income from Affiliated Investments				$104

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	20
Total Affiliated Income from Securities Loaned, Net				$20

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Basic Materials (<0.1%)
	Big River Steel, LLC, Term Loan
$74,625	7.302%, (LIBOR 3M + 5.000%), 8/15/2023[b],c	$75,558
	Peabody Energy Corporation, Term Loan
86,085	5.377%, (LIBOR 1M + 3.500%), 3/31/2022[b]	86,192

	Total	161,750

Capital Goods (<0.1%)
	Advanced Disposal Services, Inc., Term Loan
143,638	3.981%, (LIBOR 1W + 2.250%), 11/10/2023[b]	143,952

	Total	143,952

Communications Services (0.4%)
	Altice Financing SA, Term Loan
134,662	4.470%, (LIBOR 3M + 2.750%), 10/6/2026[b]	132,054
	Cengage Learning Acquisitions, Term Loan
449,074	6.036%, (LIBOR 1M + 4.250%), 6/7/2023[b]	407,840
	Frontier Communications Corporation, Term Loan
138,950	5.630%, (LIBOR 1M + 3.750%), 6/1/2024[b]	136,953
	Intelsat Jackson Holdings SA, Term Loan
95,000	5.706%, (LIBOR 3M + 3.750%), 11/27/2023[b]	95,000
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
180,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[b]	174,337
	McGraw-Hill Global Education Holdings, LLC, Term Loan
212,834	5.877%, (LIBOR 1M + 4.000%), 5/4/2022[b]	210,014
	NEP/NCP Holdco, Inc., Term Loan
163,341	5.552%, (LIBOR 1M + 3.250%), 7/21/2022[b]	163,818
	Radiate Holdco, LLC, Term Loan
304,232	4.877%, (LIBOR 1M + 3.000%), 2/1/2024[b]	302,330
	Sable International Finance, Ltd., Term Loan
300,000	5.127%, (LIBOR 1M + 3.250%), 2/6/2026[b]	300,750
	Univision Communications, Inc., Term Loan
1,153,619	4.627%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,133,915
	WideOpenWest Finance, LLC, Term Loan
102,485	5.104%, (LIBOR 1M + 3.250%), 8/6/2023[b]	100,116

	Total	3,157,127

Consumer Cyclical (0.2%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
139,300	4.380%, (LIBOR 1M + 2.500%), 11/9/2024[b]	139,439

Principal Amount	Bank Loans (0.9%)[a]	Value
Consumer Cyclical (0.2%) - continued
	Ceridian HCM Holding, Inc., Term Loan
$623,297	5.377%, (LIBOR 1M + 3.500%), 9/15/2020[b]	$624,232
	Golden Entertainment, Inc., Term Loan
189,525	4.880%, (LIBOR 1M + 3.000%), 8/15/2024[b]	190,355
	Mohegan Tribal Gaming Authority, Term Loan
298,372	5.877%, (LIBOR 1M + 4.000%), 10/13/2023[b]	297,441
	Seminole Hard Rock Entertainment, Inc., Term Loan
463,175	4.443%, (LIBOR 3M + 2.750%), 5/14/2020[b]	465,686

	Total	1,717,153

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
224,438	4.936%, (LIBOR 3M + 3.250%), 4/28/2022[b]	225,216
79,800	6.015%, (LIBOR 3M + 4.250%), 9/26/2024[b]	80,449
	Endo Luxembourg Finance Company I SARL., Term Loan
164,585	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[b]	164,105
	JBS USA LUX SA, Term Loan
301,950	4.678%, (LIBOR 3M + 2.500%), 10/30/2022[b]	300,881
	MPH Acquisition Holdings, LLC, Term Loan
129,605	5.052%, (LIBOR 3M + 2.750%), 6/7/2023[b]	130,124
	Revlon Consumer Products Corporation, Term Loan
84,146	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[b]	65,879

	Total	966,654

Energy (0.1%)
	Houston Fuel Oil Terminal, LLC, Term Loan
138,564	5.800%, (LIBOR 3M + 3.500%), 8/19/2021[b]	139,864
	Pacific Drilling SA, Term Loan
1,163,362	0.000%, (PRIME + 4.500%), 6/3/2018[b,d,e]	387,551

	Total	527,415

Financials (<0.1%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
163,762	4.072%, (LIBOR 1M + 2.250%), 4/3/2022[b]	163,813

	Total	163,813

Technology (0.1%)
	First Data Corporation, Term Loan
300,000	4.122%, (LIBOR 1M + 2.250%), 4/26/2024[b]	300,339

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Technology (0.1%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$161,196	7.052%, (LIBOR 3M + 4.750%), 10/31/2023[b]	$162,450
	Rackspace Hosting, Inc., Term Loan
168,825	4.787%, (LIBOR 3M + 3.000%), 11/3/2023[b]	168,112
	TNS, Inc., Term Loan
107,576	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	107,980

	Total	738,881

Utilities (<0.1%)
	Intergen NV, Term Loan
248,976	6.240%, (LIBOR 1W + 4.500%), 6/13/2020[b]	250,014

	Total	250,014

	Total Bank Loans (cost $8,642,012)	7,826,759

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (25.6%)
	ALM Loan Funding CLO
3,500,000	2.871%, (LIBOR 3M + 1.140%), 10/17/2026, Ser. 2014-11A, Class A1R*,b	3,500,525
	Americredit Automobile Receivables Trust
1,287,543	1.340%, 4/8/2020, Ser. 2016-4, Class A2A	1,285,117
	Apidos CLO XVIII
3,600,000	2.865%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,b	3,600,288
	ARI Fleet Lease Trust
3,600,000	1.910%, 4/15/2026, Ser. 2017-A, Class A2[f]	3,580,252
	Babson CLO, Ltd.
3,760,000	2.881%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,b	3,760,564
	Bank of the West Auto Trust
2,500,000	2.110%, 1/15/2023, Ser. 2017-1, Class A3[f]	2,458,910
	Barclays Dryrock Issuance Trust
2,250,000	1.520%, 5/16/2022, Ser. 2016-1, Class A	2,218,550
	Bayview Opportunity Master Fund IVa Trust
3,286,856	3.500%, 6/28/2057, Ser. 2017-SPL5, Class Ab,f	3,301,912
	BCC Funding XIV, LLC
4,081,620	2.200%, 2/20/2019, Ser. 2018-1A, Class A1[f]	4,081,778
2,400,000	2.960%, 6/20/2023, Ser. 2018-1A, Class A2[f]	2,395,825
	Betony CLO, Ltd.
3,425,000	3.072%, (LIBOR 3M + 1.350%), 4/15/2027, Ser. 2015-1A, Class AR*,b	3,426,480

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (25.6%) - continued
	Birchwood Park CLO, Ltd.
$3,420,000	2.900%, (LIBOR 3M + 1.180%), 7/15/2026, Ser. 2014-1A, Class AR*,b	$3,420,657
	BlueMountain CLO, Ltd.
4,000,000	2.744%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,b	4,000,628
	Brazos Higher Education Authority, Inc.
1,654,197	2.262%, (LIBOR 3M + 0.800%), 2/25/2030, Ser. 2011-1, Class A2[b]	1,668,589
	Business Jet Securities, LLC
931,766	4.335%, 2/15/2033, Ser. 2018-1, Class Af	934,202
	Canadian Pacer Auto Receivables Trust
2,000,000	2.050%, 3/19/2021, Ser. 2017-B, Class A*	1,968,303
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	2.922%, (LIBOR 3M + 1.200%), 10/15/2026, Ser. 2014-4A, Class A1R*,b	3,750,664
	CarMax Auto Owner Trust
1,825,790	1.210%, 11/15/2019, Ser. 2016-4, Class A2	1,821,593
	CCG Receivables Trust
3,000,000	2.500%, 6/16/2025, Ser. 2018-1, Class A2[f]	2,989,798
	Cent CLO 16, LP
1,766,910	3.023%, (LIBOR 3M + 1.250%), 8/1/2024, Ser. 2012- 16A, Class A1AR*,b	1,767,649
	Cent CLO 22, Ltd.
3,750,000	3.204%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,b	3,752,261
	Chesapeake Funding II, LLC
2,547,082	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[f]	2,532,941
	Citibank Credit Card Issuance Trust
5,100,000	2.081%, (LIBOR 1M + 0.370%), 8/8/2024, Ser. 2017- A7, Class A7[b]	5,117,325
	CLUB Credit Trust
235,332	2.390%, 4/17/2023, Ser. 2017-NP1, Class A*	235,282
	Commonbond Student Loan Trust
442,804	3.200%, 6/25/2032, Ser. 2015-A, Class A*	442,097
2,001,104	2.550%, 5/25/2041, Ser. 2017-AG5, Class A1[f]	1,961,659
5,300,000	2.102%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,f]	5,299,936
	Conn Funding II, LP
1,566,070	2.730%, 7/15/2020, Ser. 2017-3A, Class A1[f]	1,563,500
	CPS Auto Receivables Trust
267,566	2.070%, 11/15/2019, Ser. 2016-B, Class Af	267,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (25.6%) - continued
	Credit Based Asset Servicing and Securitization, LLC
$1,456,121	3.457%, 12/25/2036, Ser. 2006-CB2, Class AF2[g]	$1,220,039
	DRB Prime Student Loan Trust
2,094,884	3.531%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,b	2,142,788
1,230,464	1.750%, 5/27/2042, Ser. 2017-A, Class A2Af	1,224,399
	Dryden 34 Senior Loan Fund CLO
3,600,000	2.882%, (LIBOR 3M + 1.160%), 10/15/2026, Ser. 2014-34A, Class AR*,b	3,600,853
	Earnest Student Loan Program, LLC
2,750,643	2.650%, 1/25/2041, Ser. 2017-A, Class A2[f]	2,697,818
	Edlinc Student Loan Funding Trust
1,042,871	4.540%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,b	1,059,574
	Fifth Third Auto Trust
1,425,000	1.800%, 2/15/2022, Ser. 2017-1, Class A3	1,402,019
	Ford Credit Auto Owner Trust
3,575,000	2.260%, 11/15/2025, Ser. 2014-1, Class Af	3,562,168
	GM Financial Consumer Automobile Receivables Trust
4,800,000	2.080%, 1/19/2021, Ser. 2018-1, Class A2A	4,783,889
	GMAC Mortgage Corporation Loan Trust
180,654	2.372%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,h]	190,974
511,677	5.750%, 10/25/2036, Ser. 2006-HE3, Class A2[b,h]	517,638
750,543	2.052%, (LIBOR 1M + 0.180%), 12/25/2036, Ser. 2006-HE4, Class A1[b,h]	728,174
	GoldenTree Loan Opportunities IX, Ltd.
3,500,000	3.130%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,b	3,501,666
	GreatAmerica Leasing Receivables Funding, LLC
2,000,000	2.060%, 6/22/2020, Ser. 2017-1, Class A3[f]	1,987,804
	Impac CMB Trust
1,097,381	2.392%, (LIBOR 1M + 0.520%), 4/25/2035, Ser. 2005-2, Class 1A1[b]	1,071,474
333,535	2.512%, (LIBOR 1M + 0.640%), 8/25/2035, Ser. 2005-5, Class A1[b]	311,208
	Kubota Credit Owner Trust
3,000,000	1.500%, 7/15/2020, Ser. 2016-1A, Class A3[f]	2,968,105
	Lendmark Funding Trust
1,250,000	2.800%, 5/20/2026, Ser. 2017-1III, Class Af	1,243,168

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (25.6%) - continued
	Madison Park Funding XIV, Ltd.
$3,700,000	2.865%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,b	$3,701,961
	Marlette Funding Trust
1,218,002	2.827%, 3/15/2024, Ser. 2017-AA, Class Af	1,218,252
4,681,369	2.610%, 3/15/2028, Ser. 2018-1A, Class Af	4,673,811
	Mercedes-Benz Auto Lease Trust
3,600,000	2.200%, 4/15/2020, Ser. 2018-A, Class A2	3,589,753
	Mill City Mortgage Loan Trust
1,172,676	2.500%, 4/25/2057, Ser. 2016-1, Class A1[b,f]	1,156,152
	MLCC Mortgage Investors, Inc.
239,424	2.532%, (LIBOR 1M + 0.660%), 9/25/2029, Ser. 2004-D, Class A1[b]	239,011
	MMAF Equipment Finance, LLC
1,729,685	1.730%, 5/18/2020, Ser. 2017-AA, Class A2[f]	1,723,364
	Mortgage Equity Conversion Asset Trust
3,601,393	2.540%, (CMT 1Y + 0.490%), 1/25/2042, Ser. 2007-FF1, Class A*,b,c	3,259,261
3,533,802	2.230%, (CMT 1Y + 0.470%), 2/25/2042, Ser. 2007-FF2, Class A*,b,c	3,192,791
	Nationstar HECM Loan Trust
1,851,892	2.038%, 9/25/2027, Ser. 2017-2A, Class A1[b,f]	1,840,318
	Navient Student Loan Trust
5,250,000	2.622%, (LIBOR 1M + 0.750%), 7/25/2066, Ser. 2017-1A, Class A2[b,f]	5,294,130
2,800,000	2.472%, (LIBOR 1M + 0.600%), 7/26/2066, Ser. 2017-3A, Class A2[b,f]	2,817,289
	Neuberger Berman CLO, Ltd.
3,000,000	2.925%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,b	3,014,910
	NextGear Floorplan Master Owner Trust
4,000,000	2.560%, 10/17/2022, Ser. 2017-2A, Class A2[f]	3,948,998
	Northstar Education Finance, Inc.
1,633,397	2.572%, (LIBOR 1M + 0.700%), 12/26/2031, Ser. 2012-1, Class Ab,f	1,634,389
	NRZ Excess Spread-Collateralized Notes Series
2,309,354	3.193%, 1/25/2023, Ser. 2018-PLS1, Class A*	2,296,860
	Octagon Investment Partners XX, Ltd.
3,500,000	2.941%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,b	3,501,204
	OneMain Direct Auto Receivables Trust
183,872	2.040%, 1/15/2021, Ser. 2016-1A, Class Af	183,762

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (25.6%) - continued
	OZLM VIII, Ltd.
$3,500,000	2.861%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,b	$3,500,525
	PFS Financing Corporation
3,200,000	2.177%, (LIBOR 1M + 0.400%), 2/15/2022, Ser. 2018-A, Class Ab,f	3,199,920
	Prestige Auto Receivables Trust
2,013,902	1.460%, 7/15/2020, Ser. 2016-2A, Class A2[f]	2,007,920
	Prosper Marketplace Issuance Trust
2,236,776	2.410%, 9/15/2023, Ser. 2017-2A, Class Af	2,231,136
3,400,000	3.110%, 6/17/2024, Ser. 2018-1A, Class Af	3,399,397
	Race Point IX CLO, Ltd.
1,375,000	2.932%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,b	1,387,173
	Renaissance Home Equity Loan Trust
3,110,419	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[g]	2,208,876
1,154,684	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[g]	636,685
	Santander Retail Auto Lease Trust
3,550,000	2.220%, 1/20/2021, Ser. 2007-QS1, Class 1A5[f]	3,513,649
	Securitized Term Auto Receivables Trust
5,000,000	1.890%, 8/25/2020, Ser. 2017-1A, Class A3[f]	4,970,595
	SLM Student Loan Trust
3,695,979	2.272%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	3,635,950
2,319,706	2.392%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	2,326,705
	SoFi Consumer Loan Program, LLC
1,792,226	3.280%, 1/26/2026, Ser. 2017-1, Class Af	1,795,363
1,397,437	2.770%, 5/25/2026, Ser. 2017-3, Class Af	1,387,794
	SoFi Professional Loan Program, LLC
1,112,540	2.420%, 3/25/2030, Ser. 2015-A, Class A2[f]	1,104,100
778,748	1.480%, 5/26/2031, Ser. 2016-C, Class A2Af	775,139
1,225,295	2.510%, 8/25/2033, Ser. 2015-C, Class A2[f]	1,206,800
1,113,889	2.722%, (LIBOR 1M + 0.850%), 7/25/2039, Ser. 2016-E, Class A1[b,f]	1,123,871
	Springleaf Funding Trust
3,650,000	2.900%, 11/15/2029, Ser. 2016-AA, Class Af	3,633,959
	Symphony CLO VIII, Ltd.
904,331	2.804%, (LIBOR 3M + 1.100%), 1/9/2023, Ser. 2012- 8A, Class AR*,b	904,415
	Towd Point Mortgage Trust
1,684,609	2.750%, 4/25/2057, Ser. 2017-2, Class A1[b,f]	1,672,357

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (25.6%) - continued
	Toyota Auto Receivables Owner Trust
$1,282,240	1.060%, 5/15/2019, Ser. 2016-D, Class A2A	$1,280,004
	Upstart Securitization Trust
1,626,443	2.639%, 6/20/2024, Ser. 2017-1, Class A*	1,622,457
	Vericrest Opportunity Loan Transferee
1,191,537	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[f,g]	1,191,761
689,042	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[f,g]	687,496
1,019,801	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[f,g]	1,017,667
	Verizon Owner Trust
2,800,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Af	2,772,490
5,500,000	2.060%, 4/20/2022, Ser. 2017-3A, Class A1Af	5,422,833
	Voya CLO 3, Ltd.
3,760,000	2.465%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2017-2, Class A*,b	3,759,970
	Wachovia Asset Securitization, Inc.
606,557	2.012%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,b,h	559,235
	Wheels SPV 2, LLC
2,850,000	1.880%, 4/20/2026, Ser. 2017-1A, Class A2[f]	2,823,427
	World Financial Network Credit Card Master Trust
4,100,000	1.980%, 6/15/2023, Ser. 2017-B, Class A	4,058,388

	Total	230,422,766

Basic Materials (0.6%)
	Georgia-Pacific, LLC
2,470,000	2.539%, 11/15/2019[f]	2,454,790
	Glencore Funding, LLC
925,000	2.782%, (LIBOR 3M + 1.060%), 4/16/2018[b,f]	925,185
1,500,000	3.000%, 10/27/2022[f]	1,446,825
	Sherwin-Williams Company
1,000,000	2.250%, 5/15/2020	983,282

	Total	5,810,082

Capital Goods (0.8%)
	Lockheed Martin Corporation
1,500,000	2.500%, 11/23/2020	1,486,059
	Northrop Grumman Corporation
2,000,000	2.550%, 10/15/2022	1,937,568
	Roper Technologies, Inc.
1,000,000	6.250%, 9/1/2019	1,046,939
500,000	2.800%, 12/15/2021	491,745
	Siemens Financieringsmaatschappij NV
2,000,000	2.755%, (LIBOR 3M + 0.610%), 3/16/2022[b,f]	2,019,520

	Total	6,981,831

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Collateralized Mortgage Obligations (5.5%)
	American Home Mortgage Assets Trust
$2,220,036	2.203%, (12 MTA + 0.920%), 11/25/2046, Ser. 2006-5, Class A1[b]	$1,234,799
	Bayview Opportunity Master Fund Trust
2,482,433	3.500%, 5/28/2069, Ser. 2011-2, Class A2[b,f]	2,501,397
	BCAP, LLC Trust
1,516,735	2.052%, (LIBOR 1M + 0.180%), 3/25/2037, Ser. 2007-AA1, Class 2A1[b]	1,452,268
	Bear Stearns Adjustable Rate Mortgage Trust
542,687	3.520%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	553,606
	Colt Mortgage Loan Trust
2,076,294	2.614%, 5/27/2047, Ser. 2017-1, Class A1*,b	2,059,671
	COLT Mortgage Loan Trust
2,681,039	2.930%, 2/25/2048, Ser. 2018-1, Class A1[b,f]	2,680,931
	Countrywide Alternative Loan Trust
371,188	5.500%, 11/25/2035, Ser. 2005-49CB, Class A1	365,665
409,724	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	387,103
722,803	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	706,819
	Countrywide Home Loans, Inc.
959,174	3.381%, 3/20/2036, Ser. 2006-HYB1, Class 1A1[b]	828,692
1,008,882	3.402%, 9/20/2036, Ser. 2006-HYB5, Class 2A1[b]	871,827
	Deephaven Residential Mortgage Trust
1,258,083	2.725%, 12/26/2046, Ser. 2017-1A, Class A1*,b	1,240,831
1,627,275	2.577%, 10/25/2047, Ser. KP04, Class AG1[b,f]	1,614,860
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
2,225,937	2.053%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	2,051,873
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,085,661	2.250%, 6/25/2025, Ser. 2010-58, Class PT	1,082,408
	GCAT, LLC
599,229	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,g	595,240
	HarborView Mortgage Loan Trust
851,318	3.357%, 6/19/2034, Ser. 2004-5, Class 3Ab	846,038
	J.P. Morgan Alternative Loan Trust
1,614,712	3.581%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	1,453,748
	J.P. Morgan Mortgage Trust
216,592	3.605%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	199,811

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Collateralized Mortgage Obligations (5.5%) - continued
	Master Asset Securitization Trust
$1,025,237	2.372%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	$518,311
	Radnor RE, Ltd.
3,300,000	3.254%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1*,b,c	3,304,125
	Residential Accredit Loans, Inc. Trust
790,697	4.377%, 9/25/2035, Ser. 2005-QA10, Class A31[b]	702,921
2,706,947	2.422%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-3, Class A1Bb	2,149,946
	Sequoia Mortgage Trust
1,788,256	2.836%, (LIBOR 6M + 0.740%), 9/20/2034, Ser. 2004-8, Class A2[b]	1,761,809
	Structured Adjustable Rate Mortgage Loan Trust
6,313	3.809%, 12/25/2034, Ser. 2004-18, Class 5Ab	6,246
	Structured Asset Securities Corporation Trust
1,048,425	5.500%, 12/25/2034, Ser. 2005-10, Class 3A1	1,051,014
	Towd Point Mortgage Trust
4,540,893	2.472%, (LIBOR 1M + 0.600%), 2/25/2057, Ser. 2017-5, Class A1[b,f]	4,557,208
	Wachovia Mortgage Loan Trust, LLC
548,446	3.686%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	495,807
	WaMu Mortgage Pass Through Certificates
524,612	2.162%, (LIBOR 1M + 0.290%), 10/25/2045, Ser. 2005-AR13, Class A1A1[b]	524,156
2,762,591	2.163%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	2,475,885
1,716,442	2.021%, (12 MTA + 0.820%), 12/25/2046, Ser. 2006-AR17, Class 1Ab	1,551,464
1,712,164	2.023%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	1,574,974
	Washington Mutual Mortgage Pass Through Certificates Trust
1,465,006	2.203%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR7, Class A1Ab	1,094,828
2,354,215	2.033%, (12 MTA + 0.750%), 2/25/2047, Ser. 2007-OA3, Class 2Ab	1,979,947
	Wells Fargo Mortgage Backed Securities Trust
1,594,527	3.490%, 10/25/2034, Ser. 2004-V, Class 2A1[b]	1,603,303
803,506	5.500%, 8/25/2035, Ser. 2005-6, Class A12	820,973
532,864	3.755%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	539,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Collateralized Mortgage Obligations (5.5%) - continued
$396,805	3.760%, 3/25/2036, Ser. 2006-AR6, Class 3A1[b]	$382,114

	Total	49,822,491

Commercial Mortgage-Backed Securities (3.9%)
	Cold Storage Trust
5,150,000	2.777%, (LIBOR 1M + 1.000%), 4/15/2024, Ser. 2017-ICE3, Class A*,b	5,167,551
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
5,300,000	1.890%, (LIBOR 1M + 0.220%), 7/25/2020, Ser. KF41, Class Ab	5,306,064
1,689,700	2.776%, 3/25/2023, Ser. K724, Class A1[h]	1,684,805
5,224,393	1.970%, (LIBOR 1M + 0.300%), 11/25/2024, Ser. 2017-M13, Class FAb	5,239,947
	Federal National Mortgage Association - ACES
2,994,530	1.988%, (LIBOR 1M + 0.400%), 10/25/2024, Ser. 2017-HB1, Class Ab	2,997,254
	Invitation Homes 2017-SFR2 Trust
1,990,863	2.658%, (LIBOR 1M + 0.850%), 12/17/2036, Ser. 2017-C, Class A2Bb,f	2,005,499
	SCG Trust
3,150,000	3.427%, (LIBOR 1M + 1.650%), 11/15/2026, Ser. 2013-SRP1, Class Ab,f	3,149,993
	Wells Fargo Commercial Mortgage Trust
6,057,029	2.819%, 8/15/2050, Ser. 2014-LC16, Class A2	6,063,303
3,575,000	2.632%, 5/15/2048, Ser. 2015-NXS1, Class A2	3,566,929

	Total	35,181,345

Communications Services (1.9%)
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,203,787
	AT&T, Inc.
1,735,000	3.232%, (LIBOR 3M + 0.930%), 6/30/2020[b]	1,753,251
1,000,000	3.200%, 3/1/2022	994,409
2,000,000	2.723%, (LIBOR 3M + 0.890%), 2/14/2023[b]	2,027,754
	Charter Communications Operating, LLC
1,000,000	3.579%, 7/23/2020	1,002,687
1,000,000	4.464%, 7/23/2022	1,021,872
	Cox Communications, Inc.
1,500,000	3.150%, 8/15/2024[f]	1,437,895
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	250,906
1,000,000	2.250%, 9/1/2021	963,672
1,000,000	3.200%, 9/1/2024	958,371
	Discovery Communications, LLC
2,000,000	2.950%, 3/20/2023	1,926,589

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Communications Services (1.9%) - continued
	Moody’s Corporation
$1,250,000	2.750%, 7/15/2019	$1,245,839
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[f]	1,366,228

	Total	17,153,260

Consumer Cyclical (1.8%)
	Alibaba Group Holding, Ltd.
500,000	2.800%, 6/6/2023	483,304
	BMW US Capital, LLC
1,550,000	1.500%, 4/11/2019[f]	1,532,033
	Daimler Finance North America, LLC
2,000,000	2.317%, (LIBOR 3M + 0.530%), 5/5/2020[b,f]	2,008,468
	Ford Motor Credit Company, LLC
1,000,000	3.565%, (LIBOR 3M + 1.270%), 3/28/2022[b]	1,014,270
	General Motors Financial Company, Inc.
1,800,000	2.650%, (LIBOR 3M + 0.930%), 4/13/2020[b]	1,816,917
3,500,000	3.612%, (LIBOR 3M + 1.310%), 6/30/2022[b]	3,550,680
	Home Depot, Inc.
1,900,000	4.400%, 4/1/2021	1,973,942
	Hyundai Capital Services, Inc.
1,000,000	3.000%, 3/6/2022[f]	975,905
1,500,000	3.000%, 8/29/2022[f]	1,456,648
	Newell Rubbermaid, Inc.
1,100,000	3.150%, 4/1/2021	1,089,687
	Ralph Lauren Corporation
275,000	2.625%, 8/18/2020	274,002

	Total	16,175,856

Consumer Non-Cyclical (6.3%)
	Abbott Laboratories
1,323,000	2.350%, 11/22/2019	1,311,472
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	489,411
	Anheuser-Busch InBev Finance, Inc.
2,290,000	3.033%, (LIBOR 3M + 1.260%), 2/1/2021[b]	2,353,569
1,415,000	3.300%, 2/1/2023	1,415,312
	Anheuser-Busch InBev Worldwide, Inc.
1,000,000	2.449%, (LIBOR 3M + 0.740%), 1/12/2024[b,i]	1,005,880
	BAT Capital Corporation
2,000,000	2.719%, (LIBOR 3M + 0.880%), 8/15/2022[b,f]	2,012,012
	BAT International Finance plc
2,185,000	2.635%, (LIBOR 3M + 0.510%), 6/15/2018[b,f]	2,185,708
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[f]	1,239,076
	Becton, Dickinson and Company
1,000,000	2.944%, (LIBOR 3M + 0.875%), 12/29/2020[b]	1,001,059
2,050,000	3.125%, 11/8/2021	2,016,663
	Boston Scientific Corporation
1,875,000	6.000%, 1/15/2020	1,967,347
	Bunge, Ltd. Finance Corporation
2,000,000	3.500%, 11/24/2020	2,006,553
1,000,000	3.000%, 9/25/2022	966,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Consumer Non-Cyclical (6.3%) - continued
	Cargill, Inc.
$1,000,000	3.250%, 3/1/2023[f]	$1,001,432
	Church & Dwight Company, Inc.
1,400,000	2.450%, 12/15/2019	1,391,737
	CK Hutchison International, Ltd.
2,000,000	2.750%, 3/29/2023[f]	1,927,824
	Constellation Brands, Inc.
1,000,000	2.700%, 5/9/2022	969,802
500,000	3.200%, 2/15/2023	490,228
	CVS Health Corporation
965,000	2.250%, 8/12/2019	955,271
1,750,000	3.700%, 3/9/2023	1,755,376
	H. J. Heinz Company
2,050,000	3.500%, 7/15/2022	2,045,495
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,531,575
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[f]	1,505,427
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[f]	2,498,227
	Kraft Heinz Foods Company
1,500,000	2.631%, (LIBOR 3M + 0.820%), 8/10/2022[b]	1,510,806
	Kroger Company
500,000	2.800%, 8/1/2022	486,185
	Laboratory Corporation of America Holdings
1,485,000	2.625%, 2/1/2020	1,473,129
	Mead Johnson Nutrition Company
1,000,000	3.000%, 11/15/2020	995,973
	Merck & Company, Inc.
1,825,000	2.186%, (LIBOR 3M + 0.375%), 2/10/2020[b]	1,835,233
	Mondelez International, Inc.
1,858,000	2.293%, (LIBOR 3M + 0.520%), 2/1/2019[b]	1,862,946
	Mylan NV
1,220,000	3.150%, 6/15/2021	1,203,732
	PepsiCo, Inc.
1,185,000	2.234%, (LIBOR 3M + 0.530%), 10/6/2021[b]	1,199,600
	Philip Morris International, Inc.
1,000,000	2.375%, 8/17/2022	963,019
	Reynolds American, Inc.
530,000	3.250%, 6/12/2020	529,984
	Shire Acquisitions Investments Ireland Designated Activity Company
1,900,000	1.900%, 9/23/2019	1,868,481
1,000,000	2.875%, 9/23/2023	954,314
	Smithfield Foods, Inc.
780,000	2.700%, 1/31/2020[f]	768,881
2,000,000	2.650%, 10/3/2021[f]	1,914,563
	Teva Pharmaceutical Finance Netherlands III BV
1,000,000	2.200%, 7/21/2021	900,327
1,000,000	6.000%, 4/15/2024[f]	970,745
	Zimmer Biomet Holdings, Inc.
1,500,000	2.928%, (LIBOR 3M + 0.750%), 3/19/2021[b]	1,502,295

	Total	56,983,279

Energy (3.9%)
	Andeavor Logistics, LP
500,000	3.500%, 12/1/2022	491,197

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Energy (3.9%) - continued
	BP Capital Markets plc
$1,600,000	1.676%, 5/3/2019	$1,583,462
1,500,000	2.828%, (LIBOR 3M + 0.650%), 9/19/2022[b]	1,515,080
	Cenovus Energy, Inc.
1,000,000	3.000%, 8/15/2022	963,532
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	2,995,387
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,633,500
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,236,654
	Enbridge, Inc.
1,000,000	2.900%, 7/15/2022	969,858
	Encana Corporation
1,000,000	3.900%, 11/15/2021	1,012,735
	EOG Resources, Inc.
1,025,000	2.625%, 3/15/2023	988,143
	EQT Corporation
1,000,000	3.000%, 10/1/2022	971,368
	Exxon Mobil Corporation
2,100,000	1.708%, 3/1/2019	2,084,778
1,785,000	2.395%, (LIBOR 3M + 0.370%), 3/6/2022[b]	1,798,914
	Marathon Oil Corporation
1,000,000	2.800%, 11/1/2022	963,650
	Marathon Petroleum Corporation
1,325,000	3.400%, 12/15/2020	1,335,472
	NiSource Finance Corporation
1,000,000	2.650%, 11/17/2022	967,431
	Petrobras Global Finance BV
1,300,000	6.125%, 1/17/2022	1,389,050
	Petroleos Mexicanos
1,300,000	5.721%, (LIBOR 3M + 3.650%), 3/11/2022[b]	1,419,236
1,638,750	2.378%, 4/15/2025	1,616,414
	Plains All American Pipeline, LP
2,000,000	3.850%, 10/15/2023	1,949,728
	Shell International Finance BV
1,735,000	2.261%, (LIBOR 3M + 0.450%), 5/11/2020[b]	1,744,868
	Sinopec Group Overseas Development, Ltd.
1,325,000	1.750%, 9/29/2019[f]	1,299,280
	Sunoco Logistics Partners Operations, LP
1,660,000	4.400%, 4/1/2021	1,695,223
	Transcontinental Gas Pipe Line Company, LLC
600,000	7.850%, 2/1/2026	737,889
	Williams Partners, LP
1,325,000	3.600%, 3/15/2022	1,319,534

	Total	34,682,383

Financials (19.8%)
	ABN AMRO Bank NV
1,900,000	2.450%, 6/4/2020[f]	1,870,202
	AerCap Ireland Capital Designated Activity Company and AerCap Global Aviation Trust
1,000,000	3.300%, 1/23/2023	972,206
	Aflac, Inc.
1,850,000	2.400%, 3/16/2020	1,831,194

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Financials (19.8%) - continued
	American Express Credit Corporation
$2,580,000	2.728%, (LIBOR 3M + 0.550%), 3/18/2019[b]	$2,587,136
850,000	3.157%, (LIBOR 3M + 1.050%), 9/14/2020[b]	864,010
	American International Group, Inc.
1,150,000	3.300%, 3/1/2021	1,150,997
	Ares Capital Corporation
1,400,000	4.875%, 11/30/2018	1,413,692
1,250,000	3.875%, 1/15/2020	1,262,885
	Athene Global Funding
2,000,000	2.924%, (LIBOR 3M + 1.230%), 7/1/2022[b,f]	2,033,293
	Bank of America Corporation
2,200,000	2.565%, (LIBOR 3M + 0.870%), 4/1/2019[b]	2,213,662
1,500,000	2.345%, (LIBOR 3M + 0.650%), 10/1/2021[b]	1,503,665
1,185,000	2.905%, (LIBOR 3M + 1.160%), 1/20/2023[b]	1,199,884
1,500,000	2.741%, (LIBOR 3M + 1.000%), 4/24/2023[b]	1,510,724
500,000	2.816%, 7/21/2023[b]	487,269
1,100,000	4.000%, 1/22/2025	1,097,269
1,100,000	6.100%, 3/17/2025[b,j]	1,157,750
1,500,000	2.557%, (LIBOR 3M + 0.770%), 2/5/2026[b]	1,469,550
	Bank of New York Mellon Corporation
675,000	4.500%, 6/20/2023[b,j]	650,531
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,175,000	2.850%, 9/8/2021[f]	1,158,781
	Barclays plc
1,250,000	3.250%, 1/12/2021	1,241,003
1,000,000	3.684%, 1/10/2023	990,986
	BB&T Corporation
1,520,000	2.437%, (LIBOR 3M + 0.715%), 1/15/2020[b]	1,530,961
	BNZ International Funding, Ltd.
1,000,000	2.592%, (LIBOR 3M + 0.700%), 2/21/2020[b,f]	1,004,469
1,325,000	3.087%, (LIBOR 3M + 0.980%), 9/14/2021[b,f]	1,343,630
	BPCE SA
1,000,000	3.124%, (LIBOR 3M + 1.220%), 5/22/2022[b,f]	1,013,213
	Capital One Financial Corporation
2,000,000	2.571%, (LIBOR 3M + 0.760%), 5/12/2020[b]	2,005,872
	Capital One NA
1,000,000	2.611%, (LIBOR 3M + 0.820%), 8/8/2022[b]	1,001,531
1,500,000	2.917%, (LIBOR 3M + 1.150%), 1/30/2023[b]	1,505,745
	Citigroup, Inc.
1,840,000	2.474%, (LIBOR 3M + 0.770%), 4/8/2019[b]	1,845,850
1,500,000	2.705%, (LIBOR 3M + 0.960%), 4/25/2022[b]	1,508,654
1,725,000	3.436%, (LIBOR 3M + 1.430%), 9/1/2023[b]	1,767,048
2,000,000	2.985%, (LIBOR 3M + 1.100%), 5/17/2024[b]	2,017,969
	CNA Financial Corporation
3,000,000	5.875%, 8/15/2020	3,183,743
1,250,000	5.750%, 8/15/2021	1,342,983

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Financials (19.8%) - continued
	Compass Bank
$2,000,000	2.875%, 6/29/2022	$1,938,565
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,500,000	11.000%, 6/30/2019[b,f,j]	1,640,265
1,600,000	2.500%, 1/19/2021	1,573,717
	Credit Agricole SA
1,650,000	2.522%, (LIBOR 3M + 0.800%), 4/15/2019[b,f]	1,658,505
1,800,000	3.041%, (LIBOR 3M + 0.970%), 6/10/2020[b,f]	1,824,322
1,050,000	8.125%, 12/23/2025[b,f,j]	1,196,147
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[f]	1,629,750
990,000	7.500%, 12/11/2023[b,f,j]	1,071,859
	Discover Bank
1,850,000	8.700%, 11/18/2019	2,002,913
	Discover Financial Services
2,750,000	2.600%, 11/13/2018	2,749,116
	Fifth Third Bancorp
1,185,000	2.875%, 10/1/2021	1,171,115
	Goldman Sachs Capital II
88,000	4.000%, (LIBOR 3M + 0.768%), 5/3/2018[b,j]	74,756
	Goldman Sachs Group, Inc.
1,915,000	2.939%, (LIBOR 3M + 1.100%), 11/15/2018[b]	1,923,282
2,160,000	2.905%, (LIBOR 3M + 1.160%), 4/23/2020[b]	2,190,244
1,720,000	3.009%, (LIBOR 3M + 1.170%), 11/15/2021[b]	1,741,020
1,000,000	2.741%, (LIBOR 3M + 1.000%), 7/24/2023[b]	1,000,000
1,375,000	3.584%, (LIBOR 3M + 1.600%), 11/29/2023[b]	1,417,967
	HSBC Holdings plc
1,325,000	3.196%, (LIBOR 3M + 1.500%), 1/5/2022[b]	1,364,512
2,000,000	3.262%, 3/13/2023[b]	1,973,438
1,500,000	6.250%, 3/23/2023[b,j]	1,520,625
1,000,000	6.000%, 5/22/2027[b,j]	992,500
	Huntington Bancshares, Inc.
1,550,000	3.150%, 3/14/2021	1,541,998
	ING Groep NV
1,650,000	6.000%, 4/16/2020[b,j]	1,691,250
2,600,000	3.452%, (LIBOR 3M + 1.150%), 3/29/2022[b]	2,640,830
	International Lease Finance Corporation
1,560,000	5.875%, 8/15/2022	1,673,691
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[f]	1,478,921
	J.P. Morgan Chase & Company
1,500,000	2.250%, 1/23/2020	1,481,618
1,250,000	5.300%, 5/1/2020[b,j]	1,283,750
1,750,000	3.875%, 9/10/2024	1,746,336
1,500,000	2.558%, (LIBOR 3M + 0.850%), 1/10/2025[b]	1,494,494
	J.P. Morgan Chase Bank NA
1,350,000	2.861%, (LIBOR 3M + 0.590%), 9/23/2019[b]	1,356,735
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	3,994,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Financials (19.8%) - continued
	KeyBank NA
$2,750,000	2.526%, (LIBOR 3M + 0.520%), 6/1/2018[b]	$2,750,948
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	753,159
	Lincoln National Corporation
1,000,000	4.000%, 9/1/2023	1,021,161
	Lloyds Banking Group plc
2,000,000	2.907%, 11/7/2023[b]	1,927,424
350,000	4.582%, 12/10/2025	350,249
	Macquarie Group, Ltd.
1,500,000	3.004%, (LIBOR 3M + 1.020%), 11/28/2023[b,f]	1,500,060
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[f]	3,255,840
	Mitsubishi UFJ Financial Group, Inc.
1,325,000	3.149%, (LIBOR 3M + 1.060%), 9/13/2021[b]	1,344,495
1,400,000	2.824%, (LIBOR 3M + 0.920%), 2/22/2022[b]	1,412,919
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[f]	850,395
	Mizuho Financial Group, Inc.
1,325,000	3.229%, (LIBOR 3M + 1.140%), 9/13/2021[b]	1,345,840
1,500,000	2.924%, (LIBOR 3M + 0.940%), 2/28/2022[b]	1,512,803
	Morgan Stanley
1,000,000	5.450%, 7/15/2019[b,j]	1,017,750
2,050,000	2.633%, (LIBOR 3M + 0.800%), 2/14/2020[b]	2,056,219
1,100,000	5.550%, 7/15/2020[b,j]	1,134,122
2,000,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[b]	2,024,153
	3.141%, (LIBOR 3M + 1.400%),
1,600,000	10/24/2023[b]	1,636,304
1,750,000	5.000%, 11/24/2025	1,828,980
	Nationwide Building Society
2,000,000	3.766%, 3/8/2024[b,f]	1,993,787
	NCUA Guaranteed Notes
	1.929%, (LIBOR 1M + 0.350%), 12/7/2020, Ser.
845,559	2010-A1, Class Ab	846,553
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[f]	1,385,099
	Prudential Financial, Inc.
1,160,000	2.350%, 8/15/2019	1,152,474
	Realty Income Corporation
2,000,000	3.250%, 10/15/2022	1,983,609
	Regions Financial Corporation
1,000,000	3.200%, 2/8/2021	997,997
	Reliance Standard Life Global Funding II
1,535,000	2.500%, 4/24/2019[f]	1,528,306
	Royal Bank of Scotland Group plc
2,000,000	3.309%, (LIBOR 3M + 1.470%), 5/15/2023[b]	2,017,479
1,000,000	3.498%, 5/15/2023[b]	982,375
	Santander Holdings USA, Inc.
1,550,000	3.700%, 3/28/2022	1,552,839
1,000,000	3.400%, 1/18/2023	977,235
	Santander UK plc
750,000	3.125%, 1/8/2021	743,835

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Financials (19.8%) - continued
	Simon Property Group, LP
$1,390,000	2.500%, 9/1/2020	$1,374,553
1,600,000	2.500%, 7/15/2021	1,565,762
	Skandinaviska Enskilda Banken AB
2,500,000	1.375%, 5/29/2018[f]	2,495,713
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[f]	1,977,796
2,000,000	2.500%, 4/5/2022[f]	1,965,286
	Standard Chartered plc
1,175,000	3.950%, 1/11/2023[f]	1,157,162
	State Street Corporation
2,499,000	2.785%, (LIBOR 3M + 0.900%), 8/18/2020[b]	2,529,783
	Sumitomo Mitsui Financial Group, Inc.
1,550,000	4.436%, 4/2/2024[f]	1,588,543
	SunTrust Banks, Inc.
775,000	2.900%, 3/3/2021	769,679
	Svenska Handelsbanken AB
750,000	2.668%, (LIBOR 3M + 0.490%), 6/17/2019[b]	752,588
	Synchrony Financial
1,440,000	3.017%, (LIBOR 3M + 1.230%), 2/3/2020[b]	1,458,726
1,485,000	4.250%, 8/15/2024	1,475,502
	Toronto-Dominion Bank
1,500,000	3.037%, (LIBOR 3M + 0.930%), 12/14/2020[b]	1,524,655
	USB Group Funding Jersey, Ltd.
2,250,000	3.726%, (LIBOR 3M + 1.440%), 9/24/2020[b,f]	2,299,535
	USB Realty Corporation
1,495,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,j]	1,347,369
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053[b]	510,000
	Wells Fargo & Company
1,000,000	5.895%, (LIBOR 3M + 3.770%), 6/15/2018[b,j]	1,014,340
2,155,000	2.447%, (LIBOR 3M + 0.680%), 1/30/2020[b]	2,165,874
750,000	3.450%, 2/13/2023	739,343
1,600,000	3.002%, (LIBOR 3M + 1.230%), 10/31/2023[b]	1,623,251
1,100,000	4.100%, 6/3/2026	1,092,555

	Total	178,089,304

Foreign Government (0.7%)
	Argentina Government International Bond
1,560,000	5.625%, 1/26/2022	1,582,620
	Export-Import Bank of Korea
2,130,000	2.250%, 1/21/2020	2,097,961
	Kommunalbanken AS
2,555,000	1.500%, 10/22/2019[f]	2,519,019
	Poland Government International Bond
125,000	4.000%, 1/22/2024	129,875

	Total	6,329,475

Mortgage-Backed Securities (2.4%)
	Angel Oak Mortgage Trust I, LLC
	3.258%, 4/27/2048, Ser.
3,000,000	2018-1, Class A1[b,c,f,i]	2,999,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Mortgage-Backed Securities (2.4%) - continued
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$7,150,000	3.000%, 4/1/2033[i]	$7,133,926
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
321,891	6.500%, 9/1/2037	362,472
6,000,000	4.000%, 4/1/2048[i]	6,156,261
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
512,349	3.480%, (LIBOR 12M + 1.730%), 9/1/2037[b]	532,942
236,381	2.821%, (LIBOR 12M + 1.071%), 10/1/2037[b]	233,878
1,099,704	3.278%, (LIBOR 12M + 1.514%), 1/1/2043[b]	1,127,210
3,540,370	1.754%, (LIBOR 12M + 1.550%), 7/1/2043[b]	3,644,107

	Total	22,190,786

Technology (2.3%)
	Amphenol Corporation
1,136,000	2.550%, 1/30/2019	1,133,190
	Apple, Inc.
3,050,000	2.089%, (LIBOR 3M + 0.300%), 5/6/2019[b]	3,058,910
1,735,000	2.120%, (LIBOR 3M + 0.300%), 5/6/2020[b]	1,742,823
	Broadcom Corporation
1,565,000	2.375%, 1/15/2020	1,543,003
2,000,000	2.650%, 1/15/2023	1,903,549
	Cisco Systems, Inc.
2,185,000	2.506%, (LIBOR 3M + 0.500%), 3/1/2019[b]	2,194,059
	Diamond 1 Finance Corporation
885,000	3.480%, 6/1/2019[f]	888,942
	Hewlett Packard Enterprise Company
2,800,000	3.626%, (LIBOR 3M + 1.930%), 10/5/2018[b]	2,824,688
	Intel Corporation
800,000	3.100%, 7/29/2022	803,221
	Oracle Corporation
1,425,000	2.500%, 5/15/2022	1,396,608
1,500,000	2.625%, 2/15/2023	1,465,696
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	980,168
	VMware, Inc.
1,000,000	2.950%, 8/21/2022	958,053

	Total	20,892,910

Transportation (1.7%)
	Air Canada Pass Through Trust
1,216,321	3.875%, 3/15/2023[f]	1,210,240
	American Airlines Pass Through Trust
1,037,947	5.600%, 7/15/2020[f]	1,063,895
1,046,830	4.950%, 1/15/2023	1,088,704
840,160	3.700%, 5/1/2023	825,457
	British Airways plc
1,235,694	4.625%, 6/20/2024[f]	1,282,650
	Continental Airlines, Inc.
2,530,176	4.150%, 4/11/2024	2,557,502
	Delta Air Lines, Inc.
523,253	4.750%, 5/7/2020	533,875

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Transportation (1.7%) - continued
	ERAC USA Finance, LLC
$1,600,000	2.600%, 12/1/2021[f]	$1,559,032
	J.B. Hunt Transport Services, Inc.
1,175,000	3.300%, 8/15/2022	1,169,328
	Ryder System, Inc.
1,000,000	3.400%, 3/1/2023	996,623
	TTX Company
2,000,000	2.250%, 2/1/2019[f]	1,991,279
800,000	4.125%, 10/1/2023*	823,844

	Total	15,102,429

U.S. Government and Agencies (16.0%)
	Federal Home Loan Bank
1,000,000	1.375%, 11/15/2019	985,906
	Federal National Mortgage Association
7,500,000	2.375%, 1/19/2023	7,403,130
	U.S. Treasury Bonds
3,100,000	2.250%, 11/15/2027	2,967,227
1,335,000	5.500%, 8/15/2028	1,663,959
200,000	3.000%, 5/15/2042	201,804
3,000,000	2.500%, 5/15/2046	2,722,099
	U.S. Treasury Bonds, TIPS
7,325,136	0.125%, 1/15/2023	7,199,227
6,666,205	0.375%, 1/15/2027	6,490,161
7,722,219	0.375%, 7/15/2027	7,525,623
6,273,300	1.000%, 2/15/2046	6,408,774
	U.S. Treasury Notes
5,000,000	1.250%, 12/15/2018	4,972,461
12,350,000	1.500%, 10/31/2019	12,204,273
1,750,000	1.875%, 12/15/2020	1,727,292
39,595,000	1.125%, 8/31/2021	37,862,592
1,500,000	1.875%, 7/31/2022	1,459,336
19,725,000	2.000%, 11/30/2022	19,247,200
3,000,000	2.125%, 7/31/2024	2,904,973
	U.S. Treasury Notes, TIPS
19,860,130	0.125%, 4/15/2021	19,684,237

	Total	143,630,274

Utilities (2.3%)
	Ameren Corporation
1,150,000	2.700%, 11/15/2020	1,137,626
	Berkshire Hathaway Energy Company
1,500,000	2.400%, 2/1/2020	1,487,400
	DTE Energy Company
595,000	2.400%, 12/1/2019	588,003
	Electricite de France SA
1,500,000	5.250%, 1/29/2023[b,f,j]	1,503,000
	Enel Finance International NV
2,000,000	2.750%, 4/6/2023[f]	1,931,989
	Eversource Energy
1,250,000	1.450%, 5/1/2018	1,248,929
	Exelon Corporation
1,650,000	2.850%, 6/15/2020	1,634,988
1,250,000	3.497%, 6/1/2022	1,237,627
	Exelon Generation Company, LLC
1,255,000	2.950%, 1/15/2020	1,251,373
	ITC Holdings Corporation
1,500,000	2.700%, 11/15/2022[f]	1,454,992
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043[b]	1,174,660
	PPL Capital Funding, Inc.
1,580,000	3.500%, 12/1/2022	1,584,388

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Utilities (2.3%) - continued
	Public Service Electric And Gas Company
$2,430,000	1.800%, 6/1/2019	$2,399,549
	Sempra Energy
1,530,000	2.400%, 3/15/2020	1,509,852
	Southern California Edison Company
835,000	2.400%, 2/1/2022	813,521

	Total	20,957,897

	Total Long-Term Fixed Income (cost $869,903,884)	860,406,368

Shares	Preferred Stock (0.3%)	Value
Financials (0.3%)
66,000	Citigroup Capital XIII, 8.137%[b]	1,794,540
8,125	Farm Credit Bank of Texas, 6.750%[b,f,j]	877,500

	Total	2,672,040

	Total Preferred Stock (cost $2,634,100)	2,672,040

Shares or Principal Amount	Short-Term Investments (5.0%)	Value
	Federal Home Loan Bank Discount Notes
200,000	1.500%, 4/3/2018[k,l]	199,991
500,000	1.415%, 4/11/2018[k,l]	499,793
200,000	1.445%, 4/27/2018[k,l]	199,769
100,000	1.580%, 5/4/2018[k,m]	99,849
	Thrivent Core Short-Term Reserve Fund
4,401,366	1.940%	44,013,663
	U.S. Treasury Bills
210,000	1.410%, 4/19/2018[k]	209,838

	Total Short-Term Investments (cost $45,222,851)	45,222,903

	Total Investments (cost $926,402,847) 101.7%	$916,128,070

	Other Assets and Liabilities, Net (1.7%)	(15,447,064)

	Total Net Assets 100.0%	$900,681,006

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	Defaulted security. Interest is not being accrued.
e	In bankruptcy. Interest is not being accrued.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $226,487,100 or 25.1% of total net assets.

g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
h	All or a portion of the security is insured or guaranteed.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At March 29, 2018, $99,849 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Portfolio as of March 29, 2018 was $87,822,303 or 9.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$3,500,000
Apidos CLO XVIII, 7/22/2026	4/4/2017	3,600,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	3,760,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	3,425,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	3,420,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	4,000,000
Canadian Pacer Auto Receivables Trust, 3/19/2021	10/4/2017	2,000,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	3,750,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,766,910
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,750,000
CLUB Credit Trust, 4/17/2023	6/14/2017	235,331
Cold Storage Trust, 4/15/2036	4/20/2017	5,150,000
Colt Mortgage Loan Trust, 5/27/2047	4/27/2017	2,076,259
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	442,692
Deephaven Residential Mortgage Trust, 12/26/2046	4/7/2017	1,258,081
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	2,109,733
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	3,600,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,049,086
GCAT, LLC, 3/25/2047	3/22/2017	598,108
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	3,500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	3,700,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Security	Acquisition Date	Cost
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	$3,533,803
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	3,601,393
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	3,000,000
NRZ Excess Spread-Collateralized Notes Series, 1/25/2023	1/24/2018	2,309,325
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	3,500,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	3,500,000
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	1,375,000
Radnor RE, Ltd., 3/25/2028	3/13/2018	3,300,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	904,331
TTX Company, 10/1/2023	9/19/2013	799,992
Upstart Securitization Trust, 6/20/2024	6/13/2017	1,626,429
Voya CLO 3, Ltd., 7/25/2026	12/13/2017	3,760,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	606,557

    Definitions:

ACES	-	Alternative Credit Enhancement Securities
CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	161,750	–	86,192	75,558
Capital Goods	143,952	–	143,952	–
Communications Services	3,157,127	–	3,157,127	–
Consumer Cyclical	1,717,153	–	1,717,153	–
Consumer Non-Cyclical	966,654	–	966,654	–
Energy	527,415	–	527,415	–
Financials	163,813	–	163,813	–
Technology	738,881	–	738,881	–
Utilities	250,014	–	250,014	–
Long-Term Fixed Income
Asset-Backed Securities	230,422,766	–	223,970,714	6,452,052
Basic Materials	5,810,082	–	5,810,082	–
Capital Goods	6,981,831	–	6,981,831	–
Collateralized Mortgage Obligations	49,822,491	–	46,518,366	3,304,125
Commercial Mortgage-Backed Securities	35,181,345	–	35,181,345	–
Communications Services	17,153,260	–	17,153,260	–
Consumer Cyclical	16,175,856	–	16,175,856	–
Consumer Non-Cyclical	56,983,279	–	56,983,279	–
Energy	34,682,383	–	34,682,383	–
Financials	178,089,304	–	178,089,304	–
Foreign Government	6,329,475	–	6,329,475	–
Mortgage-Backed Securities	22,190,786	–	19,190,796	2,999,990
Technology	20,892,910	–	20,892,910	–
Transportation	15,102,429	–	15,102,429	–
U.S. Government and Agencies	143,630,274	–	143,630,274	–
Utilities	20,957,897	–	20,957,897	–
Preferred Stock
Financials	2,672,040	1,794,540	877,500	–
Short-Term Investments	1,209,240	–	1,209,240	–

Subtotal Investments in Securities	$872,114,407	$1,794,540	$857,488,142	$12,831,725

Other Investments *	Total
Short-Term Investments	44,013,663

Subtotal Other Investments	$44,013,663

Total Investments at Value	$916,128,070

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	185,666	185,666	–	–

Total Asset Derivatives	$185,666	$185,666	$–	$–

Liability Derivatives
Futures Contracts	1,351,906	1,351,906	–	–

Total Liability Derivatives	$1,351,906	$1,351,906	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

The following table presents Limited Maturity Bond Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $899,553 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
2-Yr. U.S. Treasury Bond Futures	706	July 2018	$150,126,438	($24,216)
Ultra 10-Yr. U.S. Treasury Note	85	June 2018	10,852,382	185,666

Total Futures Long Contracts			$160,978,820	$161,450

5-Yr. U.S. Treasury Bond Futures	(810)	July 2018	($92,261,552)	($451,810)
10-Yr. U.S. Treasury Bond Futures	(417)	June 2018	(50,081,016)	(434,627)
20-Yr. U.S. Treasury Bond Futures	(73)	June 2018	(10,342,380)	(361,245)
CME Ultra Long Term U.S. Treasury Bond	(12)	June 2018	(1,845,617)	(80,008)

Total Futures Short Contracts			($154,530,565)	($1,327,690)

Total Futures Contracts			$6,448,255	($1,166,240)

Reference Description:
CME	-	Chicago Mercantile Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$33,860	$65,556	$55,402	4,401	$44,014	4.9%

Total Affiliated Short-Term Investments	33,860				44,014	4.9

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	1,468	4,236	5,704	–	–	–

Total Collateral Held for Securities Loaned	1,468				–	–

Total Value	$35,328				$44,014

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$150

Total Income from Affiliated Investments				$150

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1

Total Affiliated Income from Securities Loaned, Net				$1

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (93.0%)	Value
Consumer Discretionary (8.8%)
1,000	ABC-MART, Inc.	$65,854
528	Carnival Corporation	34,626
1,224	Carnival plc	78,781
4,002	Comcast Corporation	136,748
380	Genuine Parts Company	34,139
1,019	Home Depot, Inc.	181,626
389	McDonald’s Corporation	60,832
3,000	Nikon Corporation	54,228
1,400	Park24 Company, Ltd.	38,202
400	Rinnai Corporation	38,042
1,900	Sankyo Company, Ltd.	66,467
5,100	Sega Sammy Holdings, Inc.	82,632
600	SHIMAMURA Company, Ltd.	74,813
18,400	Singapore Press Holdings, Ltd.	35,501
6,500	Techtronic Industries Company, Ltd.	38,149
1,579	TJX Companies, Inc.	128,783
11,700	Yamada Denki Company, Ltd.	71,098
12,000	Yue Yuen Industrial Holdings, Ltd.	48,078

	Total	1,268,599

Consumer Staples (12.3%)
3,148	Altria Group, Inc.	196,183
3,768	Coca-Cola Company	163,644
1,072	Colgate-Palmolive Company	76,841
1,909	Conagra Brands, Inc.	70,404
738	Hershey Company	73,033
6,100	Japan Tobacco, Inc.	174,259
5,355	Koninklijke Ahold Delhaize NV	126,892
1,100	Lawson, Inc.	75,198
354	McCormick & Company, Inc.	37,662
1,136	Mondelez International, Inc.	47,405
458	Nestle SA	36,201
550	NH Foods, Ltd.	22,583
6,195	Orkla ASA	66,764
1,860	PepsiCo, Inc.	203,019
785	Swedish Match AB	35,574
874	Sysco Corporation	52,405
2,822	Unilever plc	156,515
1,880	Wal-Mart Stores, Inc.	167,264

	Total	1,781,846

Energy (2.4%)
8,495	BP plc	57,300
2,169	Caltex Australia, Ltd.	52,687
605	Chevron Corporation	68,994
2,224	Exxon Mobil Corporation	165,933

	Total	344,914

Financials (15.9%)
2,475	AGNC Investment Corporation	46,827
78	Alleghany Corporation	47,926
2,083	Allstate Corporation	197,468
461	American Express Company	43,002
590	American Financial Group, Inc.	66,210
6,742	Annaly Capital Management, Inc.	70,319
1,125	Aon plc	157,871
388	Arch Capital Group, Ltd.[a]	33,209
825	Berkshire Hathaway, Inc.[a]	164,571
1,002	Chubb, Ltd.	137,044
3,050	CI Financial Corporation	65,339
13,121	Direct Line Insurance Group plc	70,256
1,802	Hartford Financial Services Group, Inc.	92,839
659	Intact Financial Corporation	49,519
1,568	Loews Corporation	77,977
100	Markel Corporation[a]	117,025

Shares	Common Stock (93.0%)	Value
Financials (15.9%) - continued
2,036	Marsh & McLennan Companies, Inc.	$168,153
849	Nasdaq, Inc.	73,201
662	Pargesa Holding SA	58,739
55	Partners Group Holding AG	40,927
3,795	Progressive Corporation	231,229
344	Swiss Re AG	35,111
257	Travelers Companies, Inc.	35,687
2,245	U.S. Bancorp	113,373
3,124	United Overseas Bank, Ltd.	65,736
593	W.R. Berkley Corporation	43,111

	Total	2,302,669

Health Care (13.4%)
2,444	Abbott Laboratories	146,444
13,900	Astellas Pharmaceutical, Inc.	212,614
868	CIGNA Corporation	145,598
1,942	Eli Lilly and Company	150,253
1,517	Johnson & Johnson	194,404
223	Laboratory Corporation of America Holdings[a]	36,070
1,625	Medtronic plc	130,357
3,300	Mitsubishi Tanabe Pharma Corporation	66,671
2,308	Novo Nordisk AS	113,521
5,709	Pfizer, Inc.	202,612
750	Roche Holding AG	172,048
293	Sonova Holding AG	46,582
931	Stryker Corporation	149,817
2,100	Takeda Pharmaceutical Company, Ltd.	102,399
338	UnitedHealth Group, Inc.	72,332

	Total	1,941,722

Industrials (13.1%)
686	3M Company	150,591
539	Expeditors International of Washington, Inc.	34,119
327	General Dynamics Corporation	72,234
870	Honeywell International, Inc.	125,724
1,700	Kurita Water Industries, Ltd.	54,881
597	Lockheed Martin Corporation	201,744
399	MAN AG	46,527
480	Northrop Grumman Corporation	167,578
988	Raytheon Company	213,230
6,707	RELX plc	137,774
515	Republic Services, Inc.	34,108
9,172	Royal Mail plc	69,613
168	Schindler Holding AG	35,197
299	Schindler Holding AG, Participation Certificate	64,514
33	SGS SA	81,178
6,600	Singapore Airlines, Ltd.	54,844
15,600	Singapore Airport Terminal Services, Ltd.	61,303
1,459	Waste Connections, Inc.	104,669
2,204	Waste Management, Inc.	185,400

	Total	1,895,228

Information Technology (12.1%)
229	Accenture plc	35,152
1,352	Amphenol Corporation	116,448
1,765	Automatic Data Processing, Inc.	200,292
714	Broadridge Financial Solutions, Inc.	78,319
1,042	CA, Inc.	35,324
4,200	Canon, Inc.	152,369
4,782	Cisco Systems, Inc.	205,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (93.0%)	Value
Information Technology (12.1%) - continued
818	eBay, Inc.[a]	$32,916
2,017	Fidelity National Information Services, Inc.	194,237
1,374	Fiserv, Inc.[a]	97,980
280	International Business Machines Corporation	42,961
1,252	MasterCard, Inc.	219,300
1,431	Microsoft Corporation	130,607
2,979	Oracle Corporation	136,289
784	Synopsys, Inc.[a]	65,260

	Total	1,742,554

Materials (2.9%)
66	EMS-CHEMIE Holding AG	41,752
60	Givaudan SA	136,881
2,100	Kuraray Company, Ltd.	36,410
4,905	Newcrest Mining, Ltd.	73,980
3,482	Newmont Mining Corporation	136,042

	Total	425,065

Real Estate (2.5%)
300	Daito Trust Construction Company, Ltd.	51,080
1,669	Duke Realty Corporation	44,195
17,000	Hang Lung Properties, Ltd.	39,899
11,000	Hysan Development Company, Ltd.	58,375
13,000	Kerry Properties, Ltd.	58,786
4,500	Link REIT	38,573
711	Swiss Prime Site AGa	68,807

	Total	359,715

Telecommunications Services (4.3%)
1,108	BCE, Inc.	47,679
55,000	HKT Trust and HKT, Ltd.	69,343
1,900	Nippon Telegraph & Telephone Corporation	88,641
8,100	NTT DOCOMO, Inc.	206,497
119,000	PCCW, Ltd.	69,064
169	Swisscom AG	83,842
1,398	TELUS Corporation	49,090

	Total	614,156

Utilities (5.3%)
1,674	American Electric Power Company, Inc.	114,820
2,900	Chubu Electric Power Company, Inc.	41,620
7,500	CLP Holdings, Ltd.	76,470
893	CMS Energy Corporation	40,444
681	Edison International, Inc.	43,353
234	NextEra Energy, Inc.	38,219
3,500	Osaka Gas Company, Ltd.	69,611
1,734	Southern Company	77,440
2,900	Tokyo Gas Company, Ltd.	77,489
1,280	WEC Energy Group, Inc.	80,256
2,352	Xcel Energy, Inc.	106,969

	Total	766,691

	Total Common Stock (cost $13,066,689)	13,443,159

Shares	Preferred Stock (0.4%)	Value
Consumer Staples (0.4%)
396	Henkel AG & Company KGaA, 1.620%	$52,055

	Total	52,055

	Total Preferred Stock (cost $52,919)	52,055

Shares or Principal Amount	Short-Term Investments (7.4%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.480%, 5/2/2018[b,c]	99,858
100,000	1.669%, 6/6/2018[b]	99,690
	Thrivent Core Short-Term Reserve Fund
86,836	1.940%	868,355

	Total Short-Term Investments (cost $1,067,904)	1,067,903

	Total Investments (cost $14,187,512) 100.8%	$14,563,117

	Other Assets and Liabilities, Net (0.8%)	(116,274)

	Total Net Assets 100.0%	$14,446,843

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Low Volatility Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,268,599	576,754	691,845	–
Consumer Staples	1,781,846	1,087,860	693,986	–
Energy	344,914	234,927	109,987	–
Financials	2,302,669	1,917,042	385,627	–
Health Care	1,941,722	1,227,887	713,835	–
Industrials	1,895,228	1,289,397	605,831	–
Information Technology	1,742,554	1,590,185	152,369	–
Materials	425,065	136,042	289,023	–
Real Estate	359,715	44,195	315,520	–
Telecommunications Services	614,156	–	614,156	–
Utilities	766,691	501,501	265,190	–
Preferred Stock
Consumer Staples	52,055	–	52,055	–
Short-Term Investments	199,548	–	199,548	–

Subtotal Investments in Securities	$13,694,762	$8,605,790	$5,088,972	$–

Other Investments*	Total

Short-Term Investments	868,355

Subtotal Other Investments	$868,355

Total Investments at Value	$14,563,117

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	24,744	24,744	–	–

Total Liability Derivatives	$24,744	$24,744	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Low Volatility Equity Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $99,858 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
Eurex MSCI World Index	13	June 2018	$786,934	($24,744)

Total Futures Long Contracts			$786,934	($24,744)

Total Futures Contracts			$786,934	($24,744)

Reference Description:

MSCI - Morgan	Stanley Capital International

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$1,206	$4,187	$4,525	87	$868	6.0%

Total Affiliated Short-Term Investments	1,206				868	6.0

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	62	62	–	–	–

Total Collateral Held for Securities Loaned	–				–	–

Total Value	$1,206				$868

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$4

Total Income from Affiliated Investments				$4

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (98.6%)	Value
Consumer Discretionary (11.8%)
14,218	Aaron’s, Inc.	$662,559
13,815	Adtalem Global Education, Inc.[a]	656,903
11,366	AMC Networks, Inc.[a]	587,622
37,850	American Eagle Outfitters, Inc.	754,351
13,434	AutoNation, Inc.[a]	628,443
32,477	Bed Bath & Beyond, Inc.	681,692
9,580	Big Lots, Inc.[b]	417,017
18,720	Boyd Gaming Corporation	596,419
10,547	Brinker International, Inc.[b]	380,747
19,864	Brunswick Corporation	1,179,723
1,065	Cable One, Inc.	731,772
10,656	Carter’s, Inc.	1,109,290
9,708	Cheesecake Factory, Inc.	468,120
2,582	Churchill Downs, Inc.	630,137
23,975	Cinemark Holdings, Inc.	903,138
11,605	Cooper Tire & Rubber Company	340,026
5,454	Cracker Barrel Old Country Store, Inc.	868,277
32,458	Dana, Inc.	836,118
7,204	Deckers Outdoor Corporation[a]	648,576
20,203	Delphi Technologies plc	962,673
18,774	Dick’s Sporting Goods, Inc.	658,029
4,751	Dillard’s, Inc.[b]	381,695
10,014	Domino’s Pizza, Inc.	2,338,870
19,235	Dunkin’ Brands Group, Inc.	1,148,137
62,418	Gentex Corporation	1,436,862
1,077	Graham Holdings Company	648,623
6,302	Helen of Troy, Ltd.[a]	548,274
23,932	ILG, Inc.	744,525
5,534	International Speedway Corporation	244,049
6,684	Jack in the Box, Inc.	570,346
10,080	John Wiley and Sons, Inc.	642,096
19,050	KB Home	541,972
30,608	Live Nation Entertainment, Inc.[a]	1,289,821
8,942	Meredith Corporation	481,080
25,026	Michaels Companies, Inc.[a]	493,262
7,351	Murphy USA, Inc.[a]	535,153
28,464	New York Times Company	685,982
783	NVR, Inc.[a]	2,192,400
117,605	Office Depot, Inc.	252,851
5,817	Papa John’s International, Inc.[b]	333,314
13,688	Polaris Industries, Inc.	1,567,550
9,099	Pool Corporation	1,330,456
29,091	Sally Beauty Holdings, Inc.[a]	478,547
12,031	Scientific Games Corporationa	500,490
42,518	Service Corporation International	1,604,629
13,770	Signet Jewelers, Ltd.	530,420
17,710	Six Flags Entertainment Corporation	1,102,625
31,716	Skechers USA, Inc.[a]	1,233,435
8,499	Sotheby’s Holdings, Inc.[a]	436,084
48,687	Tegna, Inc.	554,545
10,488	Tempur Sealy International, Inc.[a]	475,002
14,919	Texas Roadhouse, Inc.	862,020
11,055	Thor Industries, Inc.	1,273,204
33,423	Toll Brothers, Inc.	1,445,545
34,006	Tri Pointe Homes, Inc.[a]	558,719
11,496	Tupperware Brands Corporation	556,176
18,217	Urban Outfitters, Inc.a	673,300
41,145	Wendy’s Company	722,095
17,728	Williams-Sonoma, Inc.[b]	935,329

	Total	47,051,115

Consumer Staples (3.3%)
1,976	Boston Beer Company, Inc.[a]	373,563
8,679	Casey’s General Stores, Inc.	952,694
12,667	Edgewell Personal Care Company[a]	618,403
13,704	Energizer Holdings, Inc.	816,484

Shares	Common Stock (98.6%)	Value
Consumer Staples (3.3%) - continued
41,897	Flowers Foods, Inc.	$915,868
23,564	Hain Celestial Group, Inc.[a]	755,698
16,496	Ingredion, Inc.	2,126,664
33,133	Lamb Weston Holdings, Inc.	1,929,003
4,414	Lancaster Colony Corporation	543,540
11,220	Nu Skin Enterprises, Inc.	827,026
15,038	Post Holdings, Inc.[a]	1,139,279
4,526	Sanderson Farms, Inc.	538,685
27,995	Sprouts Farmers Markets, Inc.[a]	657,043
4,440	Tootsie Roll Industries, Inc.[b]	130,758
12,993	TreeHouse Foods, Inc.[a]	497,242
11,713	United Natural Foods, Inc.[a]	502,956

	Total	13,324,906

Energy (4.2%)
45,941	Callon Petroleum Company[a]	608,259
206,680	Chesapeake Energy Corporation[a]	624,173
47,090	CNX Resources Corporation[a]	726,599
10,008	Core Laboratories NVb	1,083,066
14,546	Diamond Offshore Drilling, Inc.[a,b]	213,244
8,533	Dril-Quip, Inc.[a]	382,278
22,079	Energen Corporation[a]	1,387,886
97,960	Ensco plc	430,044
37,373	Gulfport Energy Corporation[a]	360,649
40,480	HollyFrontier Corporation	1,977,853
21,981	Matador Resources Company[a]	657,452
36,712	Murphy Oil Corporation	948,638
72,104	Nabors Industries, Ltd.	504,007
22,322	Oceaneering International, Inc.	413,850
50,527	Patterson-UTI Energy, Inc.	884,728
25,072	PBF Energy, Inc.	849,941
54,491	QEP Resources, Inc.[a]	533,467
25,623	Rowan Companies plc[a]	295,689
23,302	SM Energy Company	420,135
115,754	Southwestern Energy Company[a]	501,215
34,683	Superior Energy Services, Inc.[a]	292,378
101,943	Transocean, Ltd.[a,b]	1,009,236
15,320	World Fuel Services Corporation	376,106
90,388	WPX Energy, Inc.[a]	1,335,935

	Total	16,816,828

Financials (17.5%)
3,487	Alleghany Corporation	2,142,552
15,699	American Financial Group, Inc.	1,761,742
13,470	Aspen Insurance Holdings, Ltd.	604,130
38,267	Associated Banc-Corp	950,935
19,023	BancorpSouth Bank	604,931
9,600	Bank of Hawaii Corporation	797,760
27,496	Bank of the Ozarks	1,327,232
52,450	Brown & Brown, Inc.	1,334,328
17,181	Cathay General Bancorp	686,896
16,027	Chemical Financial Corporation	876,356
37,926	CNO Financial Group, Inc.	821,856
21,246	Commerce Bancshares, Inc.	1,272,848
13,550	Cullen/Frost Bankers, Inc.	1,437,249
32,787	East West Bancorp, Inc.	2,050,499
27,289	Eaton Vance Corporation	1,519,179
9,429	Evercore, Inc.	822,209
73,232	F.N.B. Corporation	984,970
8,920	FactSet Research Systems, Inc.	1,778,826
21,445	Federated Investors, Inc.	716,263
25,004	First American Financial Corporation	1,467,235
76,386	First Horizon National Corporation	1,438,348
39,551	Fulton Financial Corporation	702,030
112,956	Genworth Financial, Inc.[a]	319,666
19,286	Hancock Holding Company	997,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (98.6%)	Value
Financials (17.5%) - continued
9,647	Hanover Insurance Group, Inc.	$1,137,285
35,672	Home BancShares, Inc.	813,678
16,203	Interactive Brokers Group, Inc.	1,089,490
12,242	International Bancshares Corporation	476,214
40,755	Janus Henderson Group plc	1,348,583
11,059	Kemper Corporation	630,363
19,160	Legg Mason, Inc.	778,854
1,802	LendingTree, Inc.[a,b]	591,326
8,551	MarketAxess Holdings, Inc.	1,859,329
18,945	MB Financial, Inc.	766,894
8,248	Mercury General Corporation	378,336
20,265	MSCI, Inc.	3,029,010
114,627	New York Community Bancorp, Inc.	1,493,590
58,559	Old Republic International Corporation	1,256,091
29,405	PacWest Bancorp	1,456,430
16,723	Pinnacle Financial Partners, Inc.	1,073,617
9,996	Primerica, Inc.	965,614
15,756	Prosperity Bancshares, Inc.	1,144,358
14,741	Reinsurance Group of America, Inc.	2,270,114
9,080	RenaissanceRe Holdings, Ltd.	1,257,671
29,841	SEI Investments Company	2,235,389
12,160	Signature Bank[a]	1,726,112
97,611	SLM Corporation[a]	1,094,219
50,914	Sterling Bancorp	1,148,111
16,790	Stifel Financial Corporation	994,472
27,052	Synovus Financial Corporation	1,350,977
38,935	TCF Financial Corporation	888,107
11,207	Texas Capital Bancshares, Inc.[a]	1,007,509
15,301	Trustmark Corporation	476,779
9,913	UMB Financial Corporation	717,602
49,863	Umpqua Holdings Corporation	1,067,567
23,741	United Bankshares, Inc.	836,870
59,653	Valley National Bancorp	743,276
21,854	W.R. Berkley Corporation	1,588,786
19,727	Washington Federal, Inc.	682,554
20,816	Webster Financial Corporation	1,153,206
12,680	Wintrust Financial Corporation	1,091,114

	Total	70,034,623

Health Care (8.0%)
9,627	ABIOMED, Inc.[a]	2,801,361
18,549	Acadia Healthcare Company, Inc.[a]	726,750
21,274	Akorn, Inc.[a]	398,037
40,901	Allscripts Healthcare Solutions, Inc.[a]	505,127
4,580	Bio-Rad Laboratories, Inc.[a]	1,145,366
8,493	Bio-Techne Corporation	1,282,783
8,023	Cantel Medical Corporation	893,842
30,272	Catalent, Inc.[a]	1,242,968
11,090	Charles River Laboratories International, Inc.[a]	1,183,747
22,385	Encompass Health Corporation	1,279,750
46,042	Endo International plc[a]	273,489
16,461	Globus Medical, Inc.[a]	820,087
10,666	Halyard Health, Inc.[a]	491,489
14,904	Hill-Rom Holdings, Inc.	1,296,648
3,454	ICU Medical, Inc.[a]	871,790
8,921	LifePoint Health, Inc.[a]	419,287
9,860	LivaNova plc[a]	872,610
20,179	Mallinckrodt, LLC[a]	292,192
10,795	Masimo Corporation[a]	949,420
13,840	Medidata Solutions, Inc.[a]	869,290
21,917	Mednax, Inc.[a]	1,219,243
10,748	Molina Healthcare, Inc.[a]	872,523
11,531	NuVasive, Inc.[a]	602,034

Shares	Common Stock (98.6%)	Value
Health Care (8.0%) - continued
18,457	Patterson Companies, Inc.	$410,299
12,012	Prestige Brands Holdings, Inc.[a]	405,045
19,289	STERIS plc	1,800,821
12,793	Syneos Health, Inc.[a]	454,152
10,292	Teleflex, Inc.	2,624,254
18,348	Tenet Healthcare Corporation[a,b]	444,939
9,852	United Therapeutics Corporation[a]	1,106,971
10,102	Wellcare Health Plans, Inc.[a]	1,956,050
16,862	West Pharmaceutical Services, Inc.	1,488,746

	Total	32,001,110

Industrials (15.6%)
37,218	AECOM[a]	1,326,077
14,910	AGCO Corporation	966,914
16,171	Avis Budget Group, Inc.[a,b]	757,450
11,393	Brink’s Company	812,891
14,037	Carlisle Companies, Inc.	1,465,603
11,803	Clean Harbors, Inc.[a]	576,104
46,211	Copart, Inc.[a]	2,353,526
11,450	Crane Company	1,061,873
10,053	Curtiss-Wright Corporation	1,357,859
10,835	Deluxe Corporation	801,898
29,598	Donaldson Company, Inc.	1,333,390
8,422	Dun & Bradstreet Corporation	985,374
6,972	Dycom Industries, Inc.[a]	750,396
13,316	EMCOR Group, Inc.	1,037,716
9,477	EnerSys	657,419
5,951	Esterline Technologies Corporation[a]	435,316
18,529	First Solar, Inc.[a]	1,315,188
8,653	GATX Corporation[b]	592,644
13,956	Genesee & Wyoming, Inc.[a]	987,945
38,651	Graco, Inc.	1,767,124
9,048	Granite Construction, Inc.	505,421
16,638	Healthcare Services Group, Inc.	723,420
13,626	Herman Miller, Inc.	435,351
9,895	HNI Corporation	357,111
12,448	Hubbell, Inc.	1,515,917
17,524	IDEX Corporation	2,497,345
19,953	ITT Corporation	977,298
75,244	JetBlue Airways Corporation[a]	1,528,958
31,822	KBR, Inc.	515,198
18,458	Kennametal, Inc.	741,273
12,047	Kirby Corporation[a]	927,017
11,610	KLX, Inc.[a]	825,007
29,056	Knight-Swift Transportation Holdings, Inc.	1,336,867
9,519	Landstar System, Inc.	1,043,758
8,530	Lennox International, Inc.	1,743,276
13,973	Lincoln Electric Holdings, Inc.	1,256,871
14,991	Manpower, Inc.	1,725,464
7,662	MSA Safety, Inc.	637,785
10,527	MSC Industrial Direct Company, Inc.	965,431
11,519	Nordson Corporation	1,570,500
24,331	NOW, Inc.[a]	248,663
15,608	Old Dominion Freight Line, Inc.	2,293,908
13,097	Orbital ATK, Inc.	1,736,793
17,062	Oshkosh Corporation	1,318,381
42,360	Pitney Bowes, Inc.	461,300
10,031	Regal-Beloit Corporation	735,774
21,727	Rollins, Inc.	1,108,729
12,021	Ryder System, Inc.	875,009
8,342	Teledyne Technologies, Inc.[a]	1,561,372
17,994	Terex Corporation	673,156
15,474	Timken Company	705,614
24,361	Toro Company	1,521,344
34,511	Trinity Industries, Inc.	1,126,094

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (98.6%)	Value
Industrials (15.6%) - continued
5,135	Valmont Industries, Inc.	$751,250
19,367	Wabtec Corporation	1,576,474
7,478	Watsco, Inc.	1,353,294
10,089	Werner Enterprises, Inc.	368,249
12,463	Woodward, Inc.	893,099

	Total	62,480,478

Information Technology (17.0%)
25,936	3D Systems Corporation[a]	300,598
26,990	ACI Worldwide, Inc.[a]	640,203
17,887	Acxiom Corporation[a]	406,214
39,987	ARRIS International plc[a]	1,062,455
19,876	Arrow Electronics, Inc.[a]	1,530,849
27,286	Avnet, Inc.	1,139,463
9,562	Belden, Inc.	659,204
11,004	Blackbaud, Inc.	1,120,317
26,660	Broadridge Financial Solutions, Inc.	2,924,335
16,271	Cars.com Inc.[a]	460,957
28,876	CDK Global, Inc.	1,829,006
33,740	Ciena Corporation[a]	873,866
14,328	Cirrus Logic, Inc.[a]	582,147
39,836	Cognex Corporation	2,071,074
5,634	Coherent, Inc.[a]	1,055,812
9,725	CommVault Systems, Inc.[a]	556,270
20,940	Convergys Corporation	473,663
18,694	CoreLogic, Inc.[a]	845,530
22,408	Cree, Inc.[a]	903,266
80,542	Cypress Semiconductor Corporation	1,365,992
17,274	Diebold Nixdorf, Inc.[b]	266,020
13,674	DST Systems, Inc.	1,143,830
6,800	Fair Isaac Corporation[a]	1,151,716
32,633	Fortinet, Inc.[a]	1,748,476
22,985	GameStop Corporation[b]	290,071
30,153	Integrated Device Technology, Inc.[a]	921,476
7,865	InterDigital, Inc.	578,864
11,035	j2 Global, Inc.	870,882
39,905	Jabil, Inc.	1,146,471
17,526	Jack Henry & Associates, Inc.	2,119,770
43,415	Keysight Technologies, Inc.[a]	2,274,512
20,258	Knowles Corporation[a]	255,048
32,619	Leidos Holdings, Inc.	2,133,283
5,619	Littelfuse, Inc.	1,169,763
11,956	LogMeIn, Inc.	1,381,516
15,680	Manhattan Associates, Inc.[a]	656,678
14,764	MAXIMUS, Inc.	985,349
26,690	Microsemi Corporation[a]	1,727,377
12,332	MKS Instruments, Inc.	1,426,196
9,052	Monolithic Power Systems, Inc.	1,047,950
24,317	National Instruments Corporation	1,229,711
27,613	NCR Corporation[a]	870,362
19,712	NetScout Systems, Inc.[a]	519,411
7,501	Plantronics, Inc.	452,835
26,624	PTC, Inc.[a]	2,076,938
51,494	Sabre Corporation	1,104,546
9,812	Science Applications International Corporation	773,186
9,647	Silicon Laboratories, Inc.[a]	867,265
7,731	Synaptics, Inc.[a]	353,539
6,558	SYNNEX Corporation	776,467
7,826	Tech Data Corporation[a]	666,227
27,569	Teradata Corporation[a]	1,093,662
44,554	Teradyne, Inc.	2,036,563
57,024	Trimble, Inc.[a]	2,046,021
8,043	Tyler Technologies, Inc.[a]	1,696,751
6,604	Ultimate Software Group, Inc.[a]	1,609,395
25,358	VeriFone Systems, Inc.[a]	390,006

Shares	Common Stock (98.6%)	Value
Information Technology (17.0%) - continued
24,654	Versum Materials, Inc.	$927,730
12,280	ViaSat, Inc.[a,b]	807,042
29,865	Vishay Intertechnology, Inc.	555,489
9,072	WEX, Inc.[a]	1,420,857
12,094	Zebra Technologies Corporation[a]	1,683,364

	Total	68,053,836

Materials (6.9%)
28,709	Allegheny Technologies, Inc.[a]	679,829
14,085	AptarGroup, Inc.	1,265,256
14,103	Ashland Global Holdings, Inc.	984,248
20,562	Bemis Company, Inc.	894,858
14,047	Cabot Corporation	782,699
10,606	Carpenter Technology Corporation	467,937
42,399	Chemours Company	2,065,255
26,330	Commercial Metals Company	538,712
7,650	Compass Minerals International, Inc.[b]	461,295
14,178	Domtar Corporation	603,132
11,031	Eagle Materials, Inc.	1,136,745
5,864	Greif, Inc.	306,394
32,633	Louisiana-Pacific Corporation	938,851
8,013	Minerals Technologies, Inc.	536,470
2,070	NewMarket Corporation	831,478
37,632	Olin Corporation	1,143,637
36,988	Owens-Illinois, Inc.[a]	801,160
18,270	PolyOne Corporation	776,840
16,549	Reliance Steel & Aluminum Company	1,418,911
14,835	Royal Gold, Inc.	1,273,881
30,317	RPM International, Inc.	1,445,211
9,282	Scotts Miracle-Gro Company	795,932
9,854	Sensient Technologies Corporation	695,495
16,754	Silgan Holdings, Inc.	466,599
22,437	Sonoco Products Company	1,088,195
54,173	Steel Dynamics, Inc.	2,395,530
40,011	United States Steel Corporation	1,407,987
45,944	Valvoline, Inc.	1,016,741
10,162	Worthington Industries, Inc.	436,153

	Total	27,655,431

Real Estate (8.7%)
15,253	Alexander & Baldwin, Inc.	352,802
30,949	American Campus Communities, Inc.	1,195,250
21,018	Camden Property Trust	1,769,295
26,861	CoreCivic, Inc.	524,327
7,769	CoreSite Realty Corporation	778,920
22,632	Corporate Office Properties Trust	584,585
95,130	Cousins Properties, Inc.	825,728
22,472	CyrusOne, Inc.	1,150,791
21,133	DCT Industrial Trust, Inc.	1,190,633
36,178	Douglas Emmett, Inc.	1,329,903
17,209	Education Realty Trust, Inc.	563,595
14,440	EPR Properties	799,976
27,172	First Industrial Realty Trust, Inc.	794,238
28,095	GEO Group, Inc.	575,105
28,323	Healthcare Realty Trust, Inc.	784,830
23,420	Highwoods Properties, Inc.	1,026,264
37,178	Hospitality Properties Trust	942,090
21,238	JBG SMITH Properties	715,933
10,339	Jones Lang LaSalle, Inc.	1,805,603
22,339	Kilroy Realty Corporation	1,585,175
19,051	Lamar Advertising Company	1,212,787
25,724	LaSalle Hotel Properties	746,253
33,477	Liberty Property Trust	1,330,041
10,555	Life Storage, Inc.	881,554
20,386	Mack-Cali Realty Corporation	340,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (98.6%)	Value
Real Estate (8.7%) - continued
82,613	Medical Properties Trust, Inc.	$1,073,969
35,979	National Retail Properties, Inc.	1,412,536
45,077	Omega Healthcare Investors, Inc.	1,218,882
13,579	PotlatchDeltic Corporation	706,787
20,792	Quality Care Properties, Inc.[a]	403,989
29,305	Rayonier, Inc. REIT	1,030,950
40,622	Sabra Health Care REIT, Inc.	716,978
53,916	Senior Housing Property Trust	844,325
21,521	Tanger Factory Outlet Centers, Inc.	473,462
13,791	Taubman Centers, Inc.	784,846
37,236	Uniti Group, Inc.	605,085
24,197	Urban Edge Properties	516,606
42,373	Washington Prime Group, Inc.	282,628
27,154	Weingarten Realty Investors	762,484

	Total	34,639,855

Telecommunications Services (0.2%)
20,724	Telephone & Data Systems, Inc.	580,894

	Total	580,894

Utilities (5.4%)
11,540	ALLETE, Inc.	833,765
40,162	Aqua America, Inc.	1,367,918
25,384	Atmos Energy Corporation	2,138,348
12,113	Black Hills Corporation	657,736
48,994	Great Plains Energy, Inc.	1,557,519
24,698	Hawaiian Electric Industries, Inc.	849,117
11,445	IDACORP, Inc.	1,010,250
44,205	MDU Resources Group, Inc.	1,244,813
19,385	National Fuel Gas Company	997,358
19,646	New Jersey Resources Corporation	787,805
11,029	NorthWestern Corporation	593,360
45,405	OGE Energy Corporation	1,487,922
11,830	ONE Gas, Inc.	781,017
18,033	PNM Resources, Inc.	689,762
10,790	Southwest Gas Holdings, Inc.	729,728
39,203	UGI Corporation	1,741,397
18,799	Vectren Corporation	1,201,632
32,298	Westar Energy, Inc.	1,698,552
11,625	WGL Holdings, Inc.	972,431

	Total	21,340,430

	Total Common Stock (cost $319,070,009)	393,979,506

Shares	Collateral Held for Securities Loaned (2.0%)	Value
8,037,188	Thrivent Cash Management Trust	8,037,188

	Total Collateral Held for Securities Loaned (cost $8,037,188)	8,037,188

Shares or Principal Amount	Short-Term Investments (1.4%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.455%, 4/20/2018[c,d]	99,917
600,000	1.669%, 6/6/2018[c,d]	598,136

Shares or Principal Amount	Short-Term Investments (1.4%)	Value
	Thrivent Core Short-Term Reserve Fund
462,429	1.940%	$4,624,291

	Total Short-Term Investments (cost $5,322,314)	5,322,344

	Total Investments (cost $332,429,511) 102.0%	$407,339,038

	Other Assets and Liabilities, Net (2.0%)	(7,800,695)

	Total Net Assets 100.0%	$399,538,343

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of March 29, 2018:

Securities Lending Transactions
Common Stock	$7,933,986

Total lending	$7,933,986
Gross amount payable upon return of collateral for securities loaned	$8,037,188

Net amounts due to counterparty	$103,202

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	47,051,115	47,051,115	–	–
Consumer Staples	13,324,906	13,324,906	–	–
Energy	16,816,828	16,816,828	–	–
Financials	70,034,623	70,034,623	–	–
Health Care	32,001,110	32,001,110	–	–
Industrials	62,480,478	62,480,478	–	–
Information Technology	68,053,836	68,053,836	–	–
Materials	27,655,431	27,655,431	–	–
Real Estate	34,639,855	34,639,855	–	–
Telecommunications Services	580,894	580,894	–	–
Utilities	21,340,430	21,340,430	–	–
Short-Term Investments	698,053	–	698,053	–

Subtotal Investments in Securities	$394,677,559	$393,979,506	$698,053	$–

Other Investments*	Total
Short-Term Investments	4,624,291
Collateral Held for Securities Loaned	8,037,188

Subtotal Other Investments	$12,661,479

Total Investments at Value	$407,339,038

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	94,356	94,356	–	–

Total Liability Derivatives	$94,356	$94,356	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Mid Cap Index Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $299,296 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
CME E-mini S&P Mid-Cap 400 Index	28	June 2018	$5,367,036	($94,356)

Total Futures Long Contracts			$5,367,036	($94,356)

Total Futures Contracts			$5,367,036	($94,356)

Reference Description:

CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$6,215	$17,999	$19,590	462	$4,624	1.2%

Total Affiliated Short-Term Investments	6,215				4,624	1.2

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	26,704	26,199	44,866	8,037	8,037	2.0

Total Collateral Held for Securities Loaned	26,704				8,037	2.0

Total Value	$32,919				$12,661

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$37

Total Income from Affiliated Investments				$37

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	23

Total Affiliated Income from Securities Loaned, Net				$23

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

MID CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (92.5%)	Value
Consumer Discretionary (8.4%)
1,277,375	American Axle & Manufacturing Holdings, Inc.[a]	$19,441,647
706,250	DISH Network Corporation[a]	26,759,812
235,550	Dollar Tree, Inc.[a]	22,353,695
444,325	Six Flags Entertainment Corporation	27,663,675
640,136	Toll Brothers, Inc.	27,685,882
148,300	Whirlpool Corporation	22,706,213

	Total	146,610,924

Consumer Staples (1.2%)
671,630	Hain Celestial Group, Inc.[a]	21,539,174

	Total	21,539,174

Energy (4.9%)
168,385	Andeavor	16,932,796
920,296	Parsley Energy, Inc.[a]	26,679,381
1,056,750	Patterson-UTI Energy, Inc.	18,503,692
1,522,185	WPX Energy, Inc.[a]	22,497,894

	Total	84,613,763

Financials (19.8%)
1,078,800	Ally Financial, Inc.	29,289,420
1,091,900	Assured Guaranty, Ltd.	39,526,780
508,450	E*TRADE Financial Corporation[a]	28,173,215
321,571	First Republic Bank	29,780,690
1,900,925	Huntington Bancshares, Inc.	28,703,967
379,725	Interactive Brokers Group, Inc.	25,532,709
2,387,250	KeyCorp	46,670,738
34,640	Markel Corporation[a]	40,537,460
1,441,375	Zions Bancorporation	76,003,704

	Total	344,218,683

Health Care (6.4%)
235,325	Edwards Lifesciences Corporation[a]	32,832,544
961,750	Myriad Genetics, Inc.[a]	28,419,712
220,653	Universal Health Services, Inc.	26,127,522
119,300	Waters Corporation[a]	23,698,945

	Total	111,078,723

Industrials (20.2%)
431,350	AGCO Corporation	27,973,047
327,800	Brink’s Company	23,388,530
532,425	CSX Corporation	29,661,397
205,000	Huntington Ingalls Industries, Inc.	52,840,800
515,912	Oshkosh Corporation	39,864,520
252,375	SiteOne Landscape Supply, Inc.[a]	19,442,970
1,153,212	Southwest Airlines Company	66,055,983
420,850	United Continental Holdings, Inc.[a]	29,236,450
244,130	Verisk Analytics, Inc.[a]	25,389,520
276,850	WABCO Holdings, Inc.[a]	37,061,910

	Total	350,915,127

Information Technology (18.5%)
693,650	Akamai Technologies, Inc.[a]	49,235,277
236,400	Alliance Data Systems Corporation	50,320,104
481,454	PayPal Holdings, Inc.[a]	36,527,915
482,150	Red Hat, Inc.[a]	72,086,247
818,700	Teradata Corporation[a]	32,477,829
648,772	Teradyne, Inc.	29,655,368
1,779,625	Twitter, Inc.[a]	51,626,921

	Total	321,929,661

Materials (4.9%)
979,700	Owens-Illinois, Inc.[a]	21,220,302

Shares	Common Stock (92.5%)	Value
Materials (4.9%) - continued
1,465,613	Steel Dynamics, Inc.	$64,809,407

	Total	86,029,709

Real Estate (6.1%)
262,500	Camden Property Trust	22,097,250
195,150	Digital Realty Trust, Inc.	20,564,907
835,800	Duke Realty Corporation	22,131,984
905,750	General Growth Properties, Inc.	18,531,645
1,208,548	Host Hotels & Resorts, Inc.	22,527,335

	Total	105,853,121

Utilities (2.1%)
197,525	PG&E Corporation	8,677,273
567,900	Public Service Enterprise Group, Inc.	28,531,296

	Total	37,208,569

	Total Common Stock (cost $1,154,675,449)	1,609,997,454

Shares or Principal Amount	Short-Term Investments (7.5%)	Value
	Federal Home Loan Bank Discount Notes
1,000,000	1.405%, 4/4/2018[b]	999,908
	Thrivent Core Short-Term Reserve Fund
12,971,174	1.940%	129,711,743

	Total Short-Term Investments (cost $130,711,548)	130,711,651

	Total Investments (cost $1,285,386,997) 100.0%	$1,740,709,105

	Other Assets and Liabilities, Net <0.1%	265,385

	Total Net Assets 100.0%	$1,740,974,490

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

MID CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The	following table is a summary of the inputs used, as of March 29, 2018, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	146,610,924	146,610,924	–	–
Consumer Staples	21,539,174	21,539,174	–	–
Energy	84,613,763	84,613,763	–	–
Financials	344,218,683	344,218,683	–	–
Health Care	111,078,723	111,078,723	–	–
Industrials	350,915,127	350,915,127	–	–
Information Technology	321,929,661	321,929,661	–	–
Materials	86,029,709	86,029,709	–	–
Real Estate	105,853,121	105,853,121	–	–
Utilities	37,208,569	37,208,569	–	–
Short-Term Investments	999,908	–	999,908	–

Subtotal Investments in Securities	$1,610,997,362	$1,609,997,454	$999,908	$–

Other Investments *	Total
Short-Term Investments	129,711,743
Subtotal Other Investments	$129,711,743

Total Investments at Value	$1,740,709,105

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There	were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$88,972	$133,981	$93,241	12,971	$129,712	7.4%
Total Affiliated Short-Term Investments	88,972				129,712	7.4

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	30,797	17,680	48,477	–	–	–
Total Collateral Held for Securities Loaned	30,797				–	–

Total Value	$119,769				$129,712

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$522
Total Income from Affiliated Investments				$522

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	3
Total Affiliated Income from Securities Loaned, Net				$3

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (1.4%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,530,000	0.000%, (LIBOR 3M + 2.750%), 3/7/2024[b,c,d,e]	$1,530,239
1,017,293	5.127%, (LIBOR 1M + 3.250%), 3/7/2024[d]	1,020,681
	Big River Steel, LLC, Term Loan
1,099,475	7.302%, (LIBOR 3M + 5.000%), 8/15/2023[d,e]	1,113,218
	Chemours Company, Term Loan
785,029	6.250%, (LIBOR 1M + 2.500%), 5/12/2022[d]	784,048
1,530,000	0.000%, (LIBOR 3M + 1.750%), 3/26/2025[b,c,d]	1,525,532
	Contura Energy, Inc., Term Loan
1,881,750	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[d]	1,875,879
	Coronado Australian Holdings Property, Ltd., Term Loan
825,000	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	812,625
225,000	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	221,625
	Tronox Finance, LLC, Term Loan
767,495	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[d]	774,050
1,771,142	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[d]	1,786,268

	Total	11,444,165

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
1,069,855	3.981%, (LIBOR 1W + 2.250%), 11/10/2023[d]	1,072,198
	Cortes NP Intermediate Holding II Corporation, Term Loan
3,135,969	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[d]	3,147,729
	Sterigenics-Nordion Holdings, LLC, Term Loan
3,367,262	4.877%, (LIBOR 1M + 3.000%), 5/15/2022[d]	3,365,174

	Total	7,585,101

Communications Services (0.5%)
	Cengage Learning Acquisitions, Term Loan
1,601,045	6.036%, (LIBOR 1M + 4.250%), 6/7/2023[d]	1,454,037
	CenturyLink, Inc., Term Loan
2,763,075	4.627%, (LIBOR 1M + 2.750%), 1/31/2025[b,c,d]	2,715,301
	Charter Communications Operating, LLC, Term Loan
2,199,488	3.880%, (LIBOR 1M + 2.000%), 4/13/2025[d]	2,206,812
	Frontier Communications Corporation, Term Loan
2,059,437	5.630%, (LIBOR 1M + 3.750%), 6/1/2024[d]	2,029,843
	Hargray Communications Group, Inc., Term Loan
139,648	4.877%, (LIBOR 3M + 3.000%), 5/16/2024[b,c,d]	139,954

Principal Amount	Bank Loans (1.4%)[a]	Value
Communications Services (0.5%) - continued
	Hargray Merger Subsidiary Corporation, Term Loan
$1,271,644	4.877%, (LIBOR 1M + 3.000%), 3/24/2024[d]	$1,274,429
	Intelsat Jackson Holdings SA, Term Loan
1,765,000	5.706%, (LIBOR 3M + 3.750%), 11/27/2023[d]	1,765,000
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
4,380,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[d]	4,242,205
521,127	8.470%, (LIBOR 3M + 6.750%), 7/7/2023[d,e]	476,831
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,775,562	5.877%, (LIBOR 1M + 4.000%), 5/4/2022[d]	2,738,786
	Mediacom Illinois, LLC, Term Loan
795,000	0.000%, (LIBOR 3M + 1.750%), 2/15/2024[b,c,d]	794,507
	NEP/NCP Holdco, Inc., Term Loan
2,405,575	5.552%, (LIBOR 1M + 3.250%), 7/21/2022[d]	2,412,599
175,309	8.740%, (LIBOR 1M + 7.000%), 1/23/2023[d]	175,966
	New LightSquared, Term Loan
586,029	11.305%,PIK 10.265%, (LIBOR 3M + 8.750%), 12/7/2020[d,f]	512,775
	Radiate Holdco, LLC, Term Loan
4,373,955	4.877%, (LIBOR 1M + 3.000%), 2/1/2024[d]	4,346,618
	Sable International Finance, Ltd., Term Loan
3,875,000	5.127%, (LIBOR 1M + 3.250%), 2/6/2026[d]	3,884,688
	SFR Group SA, Term Loan
878,362	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[d]	849,816
	Sinclair Television Group, Inc., Term Loan
3,830,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,c,d]	3,844,363
	Sprint Communications, Inc., Term Loan
4,004,550	4.438%, (LIBOR 1M + 2.500%), 2/2/2024[d]	4,002,868
	Syniverse Holdings, Inc., Term Loan
465,000	6.718%, (LIBOR 3M + 5.000%), 2/9/2023[d]	469,971
	Univision Communications, Inc., Term Loan
3,392,742	4.627%, (LIBOR 1M + 2.750%), 3/15/2024[d]	3,334,794
	WideOpenWest Finance, LLC, Term Loan
1,517,375	5.104%, (LIBOR 1M + 3.250%), 8/6/2023[d]	1,482,293

	Total	45,154,456

Consumer Cyclical (0.2%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,726,325	4.380%, (LIBOR 1M + 2.500%), 11/9/2024[d]	1,728,051

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (1.4%)[a]	Value
Consumer Cyclical (0.2%) - continued
	Ceridian HCM Holding, Inc., Term Loan
$1,568,538	5.377%, (LIBOR 1M + 3.500%), 9/15/2020[d]	$1,570,890
	Four Seasons Hotels, Ltd., Term Loan
1,340,000	0.000%, (LIBOR 3M + 2.000%), 11/30/2023[b,c,d]	1,346,700
	Golden Entertainment, Inc., Term Loan
2,783,025	4.880%, (LIBOR 1M + 3.000%), 8/15/2024[d]	2,795,215
420,000	8.860%, (LIBOR 1M + 7.000%), 8/15/2025[d,e]	422,100
	IMG Worldwide, Inc., Term Loan
986,667	9.127%, (LIBOR 1M + 7.250%), 5/6/2022[d,e]	991,600
	Men’s Warehouse, Inc., Term Loan
740,000	0.000%, (LIBOR 3M + 3.500%), 3/28/2025[b,c,d,e]	740,000
	Mohegan Tribal Gaming Authority, Term Loan
1,900,381	5.877%, (LIBOR 1M + 4.000%), 10/13/2023[d]	1,894,452
	Scientific Games International, Inc., Term Loan
3,655,000	4.722%, (LIBOR 1M + 2.750%), 8/14/2024[d]	3,666,623
	Stars Group Holdings BV, Term Loan
5,074,010	5.802%, (LIBOR 3M + 3.500%), 8/1/2021[d]	5,094,306
	Wyndham Hotels & Resorts, Inc., Term Loan
925,000	0.000%, (LIBOR 3M + 1.750%), 3/29/2025[b,c,d]	927,313

	Total	21,177,250

Consumer Non-Cyclical (0.2%)
	Air Medical Group Holdings, Inc., Term Loan
4,084,762	4.936%, (LIBOR 3M + 3.250%), 4/28/2022[d]	4,098,937
	Albertson’s, LLC, Term Loan
910,414	4.627%, (LIBOR 1M + 2.750%), 8/25/2021[d]	898,724
1,134,724	5.292%, (LIBOR 3M + 3.000%), 12/21/2022[d]	1,122,276
2,058,086	4.956%, (LIBOR 3M + 3.000%), 6/22/2023[d]	2,029,787
	Anmeal Pharmaceuticals LLC, Term Loan
1,505,000	0.000%, (LIBOR 3M + 3.500%), 3/23/2025[b,c,d,e]	1,505,000
	Endo Luxembourg Finance Company I SARL., Term Loan
2,317,463	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[d]	2,310,695
	JBS USA LUX SA, Term Loan
3,385,800	4.678%, (LIBOR 3M + 2.500%), 10/30/2022[d]	3,373,814
	Ortho-Clinical Diagnostics, Inc., Term Loan
4,000,427	5.627%, (LIBOR 1M + 3.750%), 6/30/2021[d]	4,031,431

Principal Amount	Bank Loans (1.4%)[a]	Value
Consumer Non-Cyclical (0.2%) - continued
	Revlon Consumer Products Corporation, Term Loan
$1,139,217	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[d]	$891,916
	Valeant Pharmaceuticals International, Inc., Term Loan
3,106,257	5.240%, (LIBOR 1M + 3.500%), 4/1/2022[d]	3,137,910

	Total	23,400,490

Energy (0.1%)
	Calpine Corporation, Term Loan
1,611,714	4.810%, (LIBOR 3M + 2.500%), 1/15/2024[d]	1,615,436
	Fieldwood Energy, LLC, Term Loan
2,052,773	4.752%, (LIBOR 1M + 2.875%), 9/28/2018[d]	2,043,803
	Houston Fuel Oil Terminal, LLC, Term Loan
2,964,260	5.800%, (LIBOR 3M + 3.500%), 8/19/2021[d]	2,992,065
	MEG Energy Corporation, Term Loan
207,100	5.810%, (LIBOR 3M + 3.500%), 12/31/2023[d]	206,996
	MRC Global US, Inc., Term Loan
812,963	7.250%, (LIBOR 1M + 3.500%), 9/15/2024[d]	819,060
	Pacific Drilling SA, Term Loan
2,321,937	0.000%, (PRIME + 4.500%), 6/3/2018[d,g,h]	773,507

	Total	8,450,867

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
2,861,810	5.802%, (LIBOR 3M + 3.500%), 4/13/2024[d]	2,868,964
	Digicel International Finance, Ltd., Term Loan
2,189,497	5.020%, (LIBOR 3M + 3.250%), 5/10/2024[d]	2,177,193
	DJO Finance, LLC, Term Loan
1,418,625	5.035%, (LIBOR 3M + 3.250%), 6/7/2020[d]	1,424,541
	Genworth Holdings, Inc., Term Loan
405,000	6.202%, (LIBOR 3M + 4.500%), 2/28/2023[d]	411,836
	MoneyGram International, Inc., Term Loan
2,944,385	5.552%, (LIBOR 3M + 3.250%), 3/28/2020[d]	2,939,232

	Total	9,821,766

Technology (0.1%)
	Rackspace Hosting, Inc., Term Loan
1,910,562	4.787%, (LIBOR 3M + 3.000%), 11/3/2023[d]	1,902,500
	SS&C Technologies Holdings Europe SARL, Term Loan
560,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,c,d]	562,509
	SS&C Technologies, Inc., Term Loan
1,590,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,c,d]	1,597,123

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (1.4%)[a]	Value
Technology (0.1%) - continued
	TNS, Inc., Term Loan
$1,554,965	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[d]	$1,560,796
	Western Digital Corporation, Term Loan
2,631,218	3.877%, (LIBOR 1M + 2.000%), 4/29/2023[d]	2,643,901

	Total	8,266,829

Transportation (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
3,225,625	6.377%, (LIBOR 1M + 4.500%), 5/18/2023[d]	3,249,817
	OSG Bulk Ships, Inc., Term Loan
1,055,594	6.040%, (LIBOR 3M + 4.250%), 8/5/2019[d,e]	1,013,370

	Total	4,263,187

Utilities (<0.1%)
	EnergySolutions, LLC, Term Loan
735,000	6.630%, (LIBOR 1M + 4.750%), 5/29/2020[d,e]	744,187
	HD Supply Waterworks, Term Loan
1,271,813	5.116%, (LIBOR 3M + 3.000%), 7/21/2024[d,e]	1,278,172
	Intergen NV, Term Loan
1,128,022	6.240%, (LIBOR 1W + 4.500%), 6/13/2020[d]	1,132,726
	Talen Energy Supply, LLC, Term Loan
1,043,695	5.877%, (LIBOR 1M + 4.000%), 7/6/2023[d]	1,023,562

	Total	4,178,647

	Total Bank Loans (cost $145,269,302)	143,742,758

Shares	Registered Investment Companies (36.2%)	Value
Affiliated Equity Holdings (23.7%)
10,014,027	Thrivent Core International Equity Fund	101,141,668
27,922,699	Thrivent Core Low Volatility Equity Fund[i]	275,317,815
23,383,628	Thrivent Large Cap Stock Portfolio	336,221,502
31,645,409	Thrivent Large Cap Value Portfolio	583,731,219
17,030,386	Thrivent Mid Cap Stock Portfolio	351,791,576
58,304,616	Thrivent Partner Worldwide Allocation Portfolio	639,444,215
4,544,326	Thrivent Small Cap Stock Portfolio	95,190,442

	Total	2,382,838,437

Affiliated Fixed Income Holdings (11.9%)
15,983,053	Thrivent Core Emerging Markets Debt Fund	152,638,161
37,982,011	Thrivent High Yield Portfolio	179,487,793
54,146,949	Thrivent Income Portfolio	543,510,831
32,532,744	Thrivent Limited Maturity Bond Portfolio	318,827,400

	Total	1,194,464,185

Equity Funds/Exchange Traded Funds (0.4%)
20,604	ProShares Ultra S&P 500[j]	2,173,310
112,821	SPDR S&P 500 ETF Trust	29,688,846
47,859	SPDR S&P Biotech ETF[j]	4,198,670
19,960	SPDR S&P Metals & Mining ETF[j]	679,439

Shares	Registered Investment Companies (36.2%)	Value
Equity Funds/Exchange Traded Funds (0.4%) - continued
26,830	VanEck Vectors Oil Services ETF	$640,432

	Total	37,380,697

Fixed Income Funds/Exchange Traded Funds (0.2%)
123,000	iShares Barclays 1-3 Year Credit Bond Fund	12,767,400
198,000	PowerShares Senior Loan Portfolio	4,579,740
60,300	Vanguard Short-Term Corporate Bond ETF	4,729,329

	Total	22,076,469

	Total Registered Investment Companies (cost $3,109,924,381)	3,636,759,788

Shares	Common Stock (29.3%)	Value
Consumer Discretionary (3.8%)
63,581	Amazon.com, Inc.[i]	92,023,325
122,650	American Axle & Manufacturing Holdings, Inc.[i]	1,866,733
3,200	AOKI Holdings, Inc.	48,796
39,221	Aptiv plc	3,332,608
71,619	Aramark	2,833,248
17,883	Ascent Capital Group, Inc.[i]	65,809
5,000	Autobacs Seven Company, Ltd.	93,591
400	Bandai Namco Holdings, Inc.	12,945
15,966	Berkeley Group Holdings plc	848,743
9,479	Booking Holdings, Inc.[i]	19,720,017
74,630	BorgWarner, Inc.	3,748,665
4,063	Breville Group, Ltd.	36,610
19,100	Bridgestone Corporation	840,283
86,368	Bright Horizons Family Solutions, Inc.[i]	8,612,617
53,170	Burlington Stores, Inc.[i]	7,079,585
29,798	Caleres, Inc.	1,001,213
202,539	Carnival Corporation	13,282,508
8,196	Cedar Fair, LP	523,560
11,632	Century Casinos, Inc.[i]	86,775
35,417	Children’s Place, Inc.	4,790,149
4,670	Chipotle Mexican Grill, Inc.[i]	1,508,924
4,100	Chiyoda Company, Ltd.	102,096
1,682	Cie Generale des Etablissements Michelin	249,008
542,447	Comcast Corporation	18,535,414
129,679	Core-Mark Holding Company, Inc.	2,756,976
43,088	CSS Industries, Inc.	754,040
39,244	Culp, Inc.	1,198,904
6,500	DCM Holdings Company, Ltd.	66,142
68,490	DISH Network Corporation[i]	2,595,086
96,163	Dollar Tree, Inc.[i]	9,125,869
162,068	Duluth Holdings, Inc.[i,j]	3,035,534
14,841	Emerald Expositions Events, Inc.	289,103
6,908	Eutelsat Communications	136,920
8,987	Expedia, Inc.	992,255
42,355	Five Below, Inc.[i]	3,106,316
17,948	FTD Companies, Inc.[i]	65,331
52,068	G-III Apparel Group, Ltd.[i]	1,961,922
73,016	Habit Restaurants, Inc.[i]	642,541
143,308	Harley-Davidson, Inc.[j]	6,145,047
37,363	Haverty Furniture Companies, Inc.	752,864
10,086	Hemisphere Media Group, Inc.[i]	113,468
48,872	Home Depot, Inc.	8,710,945
64,300	Honda Motor Company, Ltd.	2,225,847
7,913	Hugo Boss AG	689,357
12,909	Hyatt Hotels Corporation	984,440

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (29.3%)	Value
Consumer Discretionary (3.8%) - continued
24,176	Inchcape plc	$234,394
89,902	International Speedway Corporation	3,964,678
2,525	Ipsos SA	99,224
5,822	JM AB	132,510
28,207	K12, Inc.[i]	399,975
14,324	La-Z-Boy, Inc.	429,004
73,071	Liberty Media Corporation - Liberty SiriusXM[i]	2,984,950
17,197	Liberty SiriusXM Group[i]	706,797
772	Linamar Corporation	42,173
15,672	Lithia Motors, Inc.	1,575,349
210,027	Lowe’s Companies, Inc.	18,429,869
20,266	Magna International, Inc.	1,141,989
320	Marcus Corporation	9,712
14,011	Mediaset Espana Comunicacion SA	142,725
52,500	Michaels Companies, Inc.[i]	1,034,775
100,417	Modine Manufacturing Company[i]	2,123,820
103,409	Netflix, Inc.[i]	30,541,848
143,290	Newell Brands, Inc.	3,651,029
58,191	News Corporation, Class A	919,418
19,002	News Corporation, Class B	305,932
341	Nexity SA	21,840
4,485	Next plc	299,817
5,600	NHK Spring Company, Ltd.	59,974
193,600	Nissan Motor Company, Ltd.	1,998,367
108,910	Norwegian Cruise Line Holdings, Ltd.[i]	5,768,963
135,875	Nutrisystem, Inc.	3,661,831
6,041	O’Reilly Automotive, Inc.[i]	1,494,423
42,108	Oxford Industries, Inc.	3,139,572
31,108	Papa John’s International, Inc.[j]	1,782,488
46,802	Peugeot SA	1,126,964
38,509	Planet Fitness, Inc.[i]	1,454,485
2,800	Plenus Company, Ltd.	54,449
32,740	Polaris Industries, Inc.[j]	3,749,385
24,750	PVH Corporation	3,747,892
52,978	Ross Stores, Inc.	4,131,224
7,700	Sangetsu Company, Ltd.	159,660
20,800	Sankyo Company, Ltd.	727,635
6,200	SHIMAMURA Company, Ltd.	773,068
20,720	Signet Jewelers, Ltd.	798,134
169,288	Six Flags Entertainment Corporation	10,539,871
8,030	Stamps.com, Inc.[i]	1,614,431
20,100	Sumitomo Rubber Industries, Ltd.	370,591
10,065	Systemax, Inc.	287,356
1,500	Takara Standard Company, Ltd.	25,440
145,594	Toll Brothers, Inc.	6,296,940
130,958	Tower International, Inc.	3,634,084
30,400	Toyoda Gosei Company, Ltd.	704,050
52,954	Tupperware Brands Corporation	2,561,915
25,200	TV Asahi Holdings Corporation	557,063
6,632	Ulta Beauty, Inc.[i]	1,354,719
11,698	Vail Resorts, Inc.	2,593,447
45,022	VF Corporation	3,337,031
85,415	Walt Disney Company	8,579,083
14,250	Whirlpool Corporation	2,181,817
55,980	Wingstop, Inc.	2,643,935
5,963	Wolters Kluwer NV	317,142
8,500	Yokohama Rubber Company, Ltd.	196,999
94,702	Zoe’s Kitchen, Inc.[i,j]	1,367,497
27,210	Zumiez, Inc.[i]	650,319

	Total	381,226,201

Consumer Staples (0.8%)
2,696	Altria Group, Inc.	168,015
8,100	Arcs Company, Ltd.	196,810
13,489	Coca-Cola Company	585,827

Shares	Common Stock (29.3%)	Value
Consumer Staples (0.8%) - continued
140,160	Cott Corporation	$2,063,155
108,750	CVS Health Corporation	6,765,337
64,482	e.l.f. Beauty, Inc.[i,j]	1,249,016
2,932	Empire Company, Ltd.	58,852
6,051	ForFarmers BV	84,456
147,135	Hain Celestial Group, Inc.[i]	4,718,619
1,749	Henkel AG & Company KGaA	220,346
23,725	Inter Parfums, Inc.	1,118,634
15,300	Japan Tobacco, Inc.	437,075
22,760	John B. Sanfilippo & Son, Inc.	1,317,121
23,130	Kimberly-Clark Corporation	2,547,307
7,400	Lawson, Inc.	505,881
65,047	MGP Ingredients, Inc.[j]	5,827,561
1,500	Ministop Company, Ltd.	30,840
92,270	Monster Beverage Corporation[i]	5,278,767
83,036	PepsiCo, Inc.	9,063,379
119,443	Pinnacle Foods, Inc.	6,461,866
42	Seaboard Corporation	179,130
11,084	Seneca Foods Corporation[i]	307,027
3,300	Seven & I Holdings Company, Ltd.	141,347
33,256	SpartanNash Company	572,336
55,416	Unilever NV	3,127,984
48,450	Unilever plc	2,687,154
250,422	US Foods Holding Corporation[i]	8,206,329
152,911	Wal-Mart Stores, Inc.	13,604,492

	Total	77,524,663

Energy (1.2%)
233,913	Abraxas Petroleum Corporation[i]	519,287
55,300	Anadarko Petroleum Corporation	3,340,673
16,375	Andeavor	1,646,670
172,670	Archrock, Inc.	1,510,862
363,296	BP plc	2,450,464
208,336	Callon Petroleum Company[i]	2,758,369
110,720	Chevron Corporation	12,626,509
49,014	Concho Resources, Inc.[i]	7,368,275
34,039	Contura Energy, Inc.	2,280,613
277,019	Denbury Resources, Inc.[i]	759,032
101,180	Devon Energy Corporation	3,216,512
50,181	EQT Corporation	2,384,099
35,451	Era Group, Inc.[i]	331,467
47,202	Exterran Corporation[i]	1,260,293
100,201	Exxon Mobil Corporation	7,475,997
10,788	Forum Energy Technologies, Inc.[i]	118,668
670,548	Gran Tierra Energy, Inc.[i]	1,870,829
242,014	Halliburton Company	11,360,137
65,327	Helix Energy Solutions Group, Inc.[i]	378,243
29,227	HollyFrontier Corporation	1,428,031
10,697	Keane Group, Inc.[i]	158,316
2,583	Mammoth Energy Services, Inc.[i]	82,811
554,848	Marathon Oil Corporation	8,949,698
62,399	Marathon Petroleum Corporation	4,561,991
187,919	Newpark Resources, Inc.[i]	1,522,144
82,090	Nine Energy Service, Inc.[i]	1,998,891
75,977	Oil States International, Inc.[i]	1,990,597
17,830	OMV AG	1,039,972
58,748	ONEOK, Inc.	3,343,936
17,638	Par Pacific Holdings, Inc.i	302,844
171,402	Parsley Energy, Inc.[i]	4,968,944
271,686	Patterson-UTI Energy, Inc.	4,757,222
36,032	Pioneer Energy Services Corporation[i]	97,286
37,116	Pioneer Natural Resources Company	6,375,786
48,235	Ring Energy, Inc.[i]	692,172
50,771	Rowan Companies plc[i]	585,897
6,842	Royal Dutch Shell plc, Class A	216,470
38,403	Royal Dutch Shell plc, Class B	1,235,746

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (29.3%)	Value
Energy (1.2%) - continued
28,160	RPC, Inc.[j]	$507,725
10,470	SM Energy Company	188,774
19,675	Tallgrass Energy GP, LP	374,219
36,192	TechnipFMC plc	1,065,854
104,187	Teekay Tankers, Ltd.[j]	123,983
7,287	TGS Nopec Geophysical Company ASA	178,770
17,378	Total SA	996,103
17,378	Total SA Rights[e,i]	257
134,743	Unit Corporation[i]	2,662,522
27,784	W&T Offshore, Inc.[i]	123,083
1,067,570	Weatherford International plc[i,j]	2,444,735
357,952	WPX Energy, Inc.[i]	5,290,531

	Total	121,922,309

Financials (5.8%)
7,954	ABN AMRO Group NVk	239,840
20,831	Affiliated Managers Group, Inc.	3,949,141
79,472	Aflac, Inc.	3,477,695
103,550	Ally Financial, Inc.	2,811,383
17,297	American Express Company	1,613,464
56,152	American Financial Group, Inc.	6,301,377
53,180	American International Group, Inc.	2,894,056
31,018	Ameris Bancorp	1,640,852
6,558	Anima Holding SPA[k]	44,549
1,500	Aozora Bank, Ltd.	60,205
24,413	Argo Group International Holdings, Ltd.	1,401,306
162,490	Assured Guaranty, Ltd.	5,882,138
4,199	ASX, Ltd.	181,974
37,640	Australia & New Zealand Banking Group, Ltd.	783,414
25,936	Banco BPM SPA[i]	90,007
190,914	Banco de Sabadell SA	390,502
49,960	BancorpSouth Bank	1,588,728
1,318,278	Bank of America Corporation	39,535,157
4,222	Bank of Marin Bancorp	291,107
130,081	Bank of New York Mellon Corporation	6,703,074
36,843	Bank of the Ozarks	1,778,412
39,556	BankFinancial Corporation	671,661
17,024	Bankinter SA	175,268
159,713	Beneficial Bancorp, Inc.	2,483,537
56,728	Berkshire Hathaway, Inc.[i]	11,316,101
45,075	Berkshire Hills Bancorp, Inc.	1,710,596
129,230	Blackstone Group, LP	4,128,899
12,437	Blue Hills Bancorp, Inc.	259,311
2,075	BNP Paribas SA	153,884
212,656	Boston Private Financial Holdings, Inc.	3,200,473
310,087	BrightSphere Investment Group	4,886,971
26,056	Brookline Bancorp, Inc.	422,107
338,014	Brown & Brown, Inc.	8,599,076
13,252	CaixaBank SA	63,181
53,023	Capital One Financial Corporation	5,080,664
85,468	Cathay General Bancorp	3,417,011
162,756	Central Pacific Financial Corporation	4,632,036
26,873	Chemical Financial Corporation	1,469,416
8,629	Cherry Hill Mortgage Investment Corporation	151,353
29,910	Chubb, Ltd.	4,090,791
44,131	CI Financial Corporation	945,407
682,690	Citigroup, Inc.	46,081,575
28,893	Citizens Financial Group, Inc.	1,212,928
303,118	CNO Financial Group, Inc.	6,568,567
32,397	CNP Assurances	817,838
164,511	CoBiz Financial, Inc.	3,224,416

Shares	Common Stock (29.3%)	Value
Financials (5.8%) - continued
105,893	Comerica, Inc.	$10,158,315
42,592	Community Trust Bancorp, Inc.	1,925,158
117,352	CYS Investments, Inc.	788,605
6,130	Danske Bank AS	229,681
129,313	Direct Line Insurance Group plc	692,406
5,077	Discover Financial Services	365,189
42,916	DnB ASA	845,327
194,690	Dynex Capital, Inc.	1,290,795
455,473	E*TRADE Financial Corporation[i]	25,237,759
14,783	Eagle Bancorp, Inc.[i]	884,763
139,169	East West Bancorp, Inc.	8,703,629
31,796	Ellington Residential Mortgage REIT	348,484
77,132	Employers Holdings, Inc.	3,119,989
113,082	Enterprise Financial Services Corporation	5,303,546
33,684	Essent Group, Ltd.[i]	1,433,591
8,040	Euronext NVk	589,324
12,273	FBL Financial Group, Inc.	851,133
286,201	Fifth Third Bancorp	9,086,882
35,477	Financial Institutions, Inc.	1,050,119
12,777	Finecobank Banca Fineco SPA	153,788
140,087	First BanCorp[i]	843,324
47,639	First Busey Corporation	1,415,831
74,230	First Commonwealth Financial Corporation	1,048,870
15,899	First Connecticut Bancorp, Inc.	407,014
35,723	First Defiance Financial Corporation	2,047,642
21,587	First Financial Corporation	898,019
83,089	First Interstate BancSystem, Inc.	3,286,170
5,183	First Merchants Corporation	216,131
2,336	First Mid-Illinois Bancshares, Inc.	85,147
29,246	First Midwest Bancorp, Inc.	719,159
18,254	First of Long Island Corporation	501,072
58,055	First Republic Bank	5,376,474
125,536	FlexiGroup, Ltd.	174,561
81,799	Franklin Resources, Inc.	2,836,789
11,484	Genworth MI Canada, Inc.[j]	365,463
99,873	Goldman Sachs Group, Inc.	25,154,014
55,517	Great Southern Bancorp, Inc.	2,773,074
3,148	Guaranty Bancorp	89,246
94,255	Hamilton Lane, Inc.	3,509,114
28,430	Hancock Holding Company	1,469,831
60,213	Hanmi Financial Corporation	1,851,550
8,169	Hannover Rueckversicherung SE	1,114,515
65,139	Hanover Insurance Group, Inc.	7,679,237
2,331	Hargreaves Lansdown plc	53,505
85,066	Hartford Financial Services Group, Inc.	4,382,600
68,717	Heartland Financial USA, Inc.	3,645,437
141,282	Heritage Commerce Corporation	2,328,327
47,605	Heritage Financial Corporation	1,456,713
53,011	Hometrust Bancshares, Inc.[i]	1,380,937
56,413	Hope Bancorp, Inc.	1,026,152
40,345	Horace Mann Educators Corporation	1,724,749
49,507	Horizon Bancorp	1,485,705
25,457	Houlihan Lokey, Inc.	1,135,382
285,452	HSBC Holdings plc	2,680,592
480,035	Huntington Bancshares, Inc.	7,248,528
22,822	IBERIABANK Corporation	1,780,116
47,590	Independent Bank Corporation	1,089,811
12,603	Infinity Property & Casualty Corporation	1,492,195
255,618	Interactive Brokers Group, Inc.	17,187,754
123,145	Intercontinental Exchange, Inc.	8,930,475
100,144	Invesco, Ltd.	3,205,609
159,540	Investment Technology Group, Inc.	3,149,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (29.3%)	Value
Financials (5.8%) - continued
94,657	Investors Bancorp, Inc.	$1,291,121
69,187	J.P. Morgan Chase & Company	7,608,494
9,497	Jupiter Fund Management plc	62,960
745,729	KeyCorp	14,579,002
29,167	Lakeland Bancorp, Inc.	578,965
214,111	Leucadia National Corporation	4,866,743
117,533	Loews Corporation	5,844,916
4,939	Macquarie Group, Ltd.	393,821
3,370	Markel Corporation[i]	3,943,742
12,618	MarketAxess Holdings, Inc.	2,743,658
416,817	Medibank Private, Ltd.	935,556
5,466	Mercantile Bank Corporation	181,745
249,683	Meridian Bancorp, Inc.	5,031,112
155,970	MetLife, Inc.	7,157,463
102,009	MGIC Investment Corporation[i]	1,326,117
86,114	MidWestOne Financial Group, Inc.	2,866,735
279,400	Mizuho Financial Group, Inc.	509,173
67,837	MTGE Investment Corporation	1,214,282
16,507	Nasdaq, Inc.	1,423,234
14,580	National Bank Holdings Corporation	484,785
13,776	National Bank of Canada	648,408
36,494	Navigators Group, Inc.	2,103,879
3,248	NBT Bancorp, Inc.	115,239
85,311	Old Mutual plc	287,062
34,872	Old Second Bancorp, Inc.	484,721
33,335	PacWest Bancorp	1,651,083
5,864	Pargesa Holding SA	520,306
39,087	PCSB Financial Corporation[i]	820,045
15,973	Peapack-Gladstone Financial Corporation	533,338
9,731	Peoples Bancorp, Inc.	344,964
7,960	Plus500, Ltd.	127,547
13,963	Power Corporation of Canada	318,634
16,820	Primerica, Inc.	1,624,812
57,128	Principal Financial Group, Inc.	3,479,666
210,780	Provident Financial Services, Inc.	5,393,860
27,200	Prudential Financial, Inc.	2,816,560
35,451	QCR Holdings, Inc.	1,589,977
5,661	Raymond James Financial, Inc.	506,150
52,203	Regions Financial Corporation	969,932
91,129	Sandy Spring Bancorp, Inc.	3,532,160
132,883	Santander Consumer USA Holdings Inc.	2,165,993
8,593	Schroders plc	385,552
163,925	Seacoast Banking Corporation of Florida[i]	4,339,095
3,398	Selective Insurance Group, Inc.	206,259
12,600	Senshu Ikeda Holdings, Inc.	48,275
253,977	SLM Corporation[i]	2,847,082
3,200	Sony Financial Holdings, Inc.	58,432
22,621	State Auto Financial Corporation	646,282
28,788	State Bank Financial Corporation	863,928
55,190	State Street Corporation	5,504,099
80,180	Sterling Bancorp	1,808,059
51,308	Stifel Financial Corporation	3,038,973
27,633	SVB Financial Group[i]	6,632,196
136,752	Synchrony Financial	4,585,295
195,614	Synovus Financial Corporation	9,768,963
77,574	TD Ameritrade Holding Corporation	4,594,708
15,142	Territorial Bancorp, Inc.	449,112
42,696	TriCo Bancshares	1,589,145
29,565	TriState Capital Holdings, Inc.[i]	687,386
282,624	TrustCo Bank Corporation	2,388,173
4,256	Union Bankshares Corporation	156,238
31,390	United Community Banks, Inc.	993,494
127,314	United Financial Bancorp, Inc.	2,062,487

Shares	Common Stock (29.3%)	Value
Financials (5.8%) - continued
7,511	United Fire Group, Inc.	$359,476
38,097	Unum Group	1,813,798
721	Vienna Insurance Group AG Wiener Versicherung Gruppe	24,104
25,162	Washington Trust Bancorp, Inc.	1,352,458
61,245	Wells Fargo & Company	3,209,850
160,361	Western Alliance Bancorp[i]	9,318,578
72,376	Western Asset Mortgage Capital Corporation	701,323
31,250	Wintrust Financial Corporation	2,689,062
70,588	WSFS Financial Corporation	3,381,165
300,260	Zions Bancorporation	15,832,710
103	Zurich Insurance Group AG	33,976

	Total	585,173,778

Health Care (3.1%)
9,778	ABIOMED, Inc.[i]	2,845,300
5,221	Acorda Therapeutics, Inc.[i]	123,477
28,876	Aerie Pharmaceuticals, Inc.[i]	1,566,523
17,100	Aetna, Inc.	2,889,900
124,670	Alexion Pharmaceuticals, Inc.[i]	13,895,718
45,400	Amgen, Inc.	7,739,792
14,620	Arena Pharmaceuticals, Inc.[i]	577,490
90,400	Astellas Pharmaceutical, Inc.	1,382,758
99,141	Asterias Biotherapeutics, Inc.[i,j]	143,754
2,273	Atrion Corporation	1,434,945
22,700	Biogen, Inc.[i]	6,215,714
156,242	BioMarin Pharmaceutical, Inc.[i]	12,666,539
41,309	Cardiovascular Systems, Inc.[i]	905,906
92,982	Catalent, Inc.[i]	3,817,841
204,222	Celgene Corporation[i]	18,218,645
5,480	Chemed Corporation	1,495,273
15,441	Coherus Biosciences, Inc.[i]	170,623
29,924	Concert Pharmaceuticals, Inc.[i]	685,260
1,107	CONMED Corporation	70,106
3,079	Cooper Companies, Inc.	704,506
26,912	Danaher Corporation	2,634,954
45,800	Dexcom, Inc.[i,j]	3,396,528
22,595	Edwards Lifesciences Corporation[i]	3,152,454
15,480	Eli Lilly and Company	1,197,688
22,430	Epizyme, Inc.[i]	398,133
58,545	Evolent Health, Inc.[i,j]	834,266
61,616	Express Scripts Holding Company[i]	4,256,433
7,155	FibroGen, Inc.[i]	330,561
158,921	GenMark Diagnostics, Inc.[i]	864,530
87,100	GlaxoSmithKline plc ADR	3,402,997
6,117	HealthStream, Inc.	151,885
6,195	Heska Corporation[i]	489,839
59,304	Hill-Rom Holdings, Inc.	5,159,448
13,512	HMS Holdings Corporation[i]	227,542
33,656	Inogen, Inc.[i]	4,134,303
83,280	Intersect ENT, Inc.[i]	3,272,904
13,333	Intra-Cellular Therapies, Inc.[i]	280,660
2,076	Ionis Pharmaceuticals, Inc.[i]	91,510
5,990	Jazz Pharmaceuticals, Inc.[i]	904,430
131,606	Johnson & Johnson	16,865,309
1,700	KYORIN Holdings, Inc.	32,119
3,900	Laboratory Corporation of America Holdings[i]	630,825
652	LNA Sante	45,409
34,150	Magellan Health Services, Inc.[i]	3,657,465
20,826	Medpace Holdings, Inc.[i]	727,036
272,091	Medtronic plc	21,827,140
182,700	Merck & Company, Inc.	9,951,669
3,523	Mettler-Toledo International, Inc.[i]	2,025,831
104,802	MiMedx Group, Inc.[i,j]	730,470

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (29.3%)	Value
Health Care (3.1%) - continued
81,802	Mylan NVi	$3,367,788
128,145	Myriad Genetics, Inc.[i]	3,786,685
29,329	National Healthcare Corporation	1,748,888
32,044	Neurocrine Biosciences, Inc.[i]	2,657,409
55,953	Nevro Corporation[i]	4,849,447
28,797	Novartis AG	2,329,127
61,558	Novo Nordisk AS	3,027,783
74,247	NuVasive, Inc.[i]	3,876,436
40,750	Omnicell, Inc.[i]	1,768,550
19,070	PerkinElmer, Inc.	1,443,980
35,438	Perrigo Company plc	2,953,403
434,553	Pfizer, Inc.	15,422,286
31,927	Prothena Corporation plc[i,j]	1,172,040
85,127	RadNet, Inc.[i]	1,225,829
1,205	Roche Holding AG	276,424
5,692	Sage Therapeutics, Inc.[i]	916,810
127,551	Tactile Systems Technology, Inc.[i,j]	4,056,122
26,733	Teleflex, Inc.	6,816,380
38,729	Thermo Fisher Scientific, Inc.	7,995,989
4,322	Ultragenyx Pharmaceutical, Inc.[i]	220,379
201,593	UnitedHealth Group, Inc.	43,140,902
48,000	Universal Health Services, Inc.	5,683,680
56,262	Veeva Systems, Inc.[i]	4,108,251
26,661	Vertex Pharmaceuticals, Inc.[i]	4,345,210
11,510	Waters Corporation[i]	2,286,461
8,370	West Pharmaceutical Services, Inc.	738,987
99,880	Wright Medical Group NVi	1,981,619
102,340	Zoetis, Inc.	8,546,413

	Total	309,967,686

Industrials (4.1%)
87,130	Acco Brands Corporation	1,093,481
15,419	Adecco SA	1,098,296
60,723	Advanced Disposal Services, Inc.[i]	1,352,908
41,999	AECOM[i]	1,496,424
47,891	Aegion Corporation[i]	1,097,183
55,833	Aerojet Rocketdyne Holdings, Inc.[i]	1,561,649
54,945	AGCO Corporation	3,563,183
87,561	AMETEK, Inc.	6,652,009
41,959	ArcBest Corporation	1,344,786
4,100	Asahi Glass Company, Ltd.	171,820
54,780	Atlas Copco AB, Class A	2,379,194
28,623	Atlas Copco AB, Class B	1,117,604
94,518	AZZ, Inc.	4,130,437
17,620	Boeing Company	5,777,246
31,600	Brink’s Company	2,254,660
17,650	BWX Technologies, Inc.	1,121,304
78,170	Casella Waste Systems, Inc.[i]	1,827,615
87,435	CBIZ, Inc.[i]	1,595,689
1,300	Central Glass Company, Ltd.	29,935
94,917	Colfax Corporation[i]	3,027,852
82,695	Comfort Systems USA, Inc.	3,411,169
149,432	Costamare, Inc.[j]	932,456
55,769	Crane Company	5,172,017
4,036	CSW Industrials, Inc.[i]	181,822
284,910	CSX Corporation	15,872,336
50,788	Curtiss-Wright Corporation	6,859,935
4,500	Dai Nippon Printing Company, Ltd.	93,514
84,900	Delta Air Lines, Inc.	4,653,369
29,299	Donaldson Company, Inc.	1,319,920
11,479	Dun & Bradstreet Corporation	1,343,043
29,393	Dycom Industries, Inc.[i]	3,163,569
79,695	EMCOR Group, Inc.	6,210,631
12,172	Emerson Electric Company	831,348
45,818	Encore Wire Corporation	2,597,881
2,568	EnerSys	178,142

Shares	Common Stock (29.3%)	Value
Industrials (4.1%) - continued
9,054	Engility Holdings, Inc.[i]	$220,918
16,997	ESCO Technologies, Inc.	995,174
35,182	Federal Signal Corporation	774,708
4,872	Ferguson plc	366,422
29,896	Forrester Research, Inc.	1,239,189
28,219	Fortive Corporation	2,187,537
44,789	Fortune Brands Home and Security, Inc.	2,637,624
18,379	Franklin Electric Company, Inc.	748,944
25,919	General Dynamics Corporation	5,725,507
18,910	Genesee & Wyoming, Inc.[i]	1,338,639
1,676	Global Brass and Copper Holdings, Inc.	56,062
14,893	GMS, Inc.[i]	455,130
9,413	Gorman-Rupp Company	275,330
31,626	Granite Construction, Inc.	1,766,628
56,977	GWA Group, Ltd.	148,390
135,739	Harsco Corporation[i]	2,803,010
68,476	Healthcare Services Group, Inc.	2,977,336
42,055	Heico Corporation	3,650,795
10,336	Heidrick & Struggles International, Inc.	323,000
9,629	Hillenbrand, Inc.	441,971
101,388	Honeywell International, Inc.	14,651,580
68,569	Hubbell, Inc.	8,350,333
19,730	Huntington Ingalls Industries, Inc.	5,085,605
4,928	Hyster-Yale Materials Handling, Inc.	344,615
33,975	ICF International, Inc.	1,985,839
7,200	Inaba Denki Sangyo Company, Ltd.	318,284
48,720	Ingersoll-Rand plc	4,166,047
170,802	Interface, Inc.	4,304,210
69,385	Jacobs Engineering Group, Inc.	4,104,123
37,294	JB Hunt Transport Services, Inc.	4,368,992
188,690	KAR Auction Services, Inc.	10,226,998
28,051	KeyW Holding Corporation[i]	220,481
69,620	Kforce, Inc.	1,883,221
107,439	Kirby Corporation[i]	8,267,431
22,470	L3 Technologies, Inc.	4,673,760
21,281	Lincoln Electric Holdings, Inc.	1,914,226
14,740	Lindsay Corporation	1,347,826
10,174	Lockheed Martin Corporation	3,438,100
3,110	Loomis AB	112,274
15,800	Marubeni Corporation	115,380
57,310	Masco Corporation	2,317,616
30,288	Masonite International Corporation[i]	1,858,169
9,294	Middleby Corporation[i]	1,150,504
46,029	Milacron Holdings Corporation[i]	927,024
12,000	Mitsuboshi Belting, Ltd.	133,690
17,050	Monadelphous Group, Ltd.	200,985
26,170	Moog, Inc.[i]	2,156,670
277,977	MRC Global, Inc.[i]	4,569,942
22,176	National Express Group plc	120,227
91,811	Navigant Consulting, Inc.[i]	1,766,444
263,862	NCI Building Systems, Inc.[i]	4,670,357
89,430	Nexeo Solutions, Inc.[i]	956,901
17,700	Nitto Kogyo Corporation	274,245
5,399	Nobina ABk	34,916
106,160	Norfolk Southern Corporation	14,414,405
6,686	Northgate plc	31,648
21,559	Novanta, Inc.[i]	1,124,302
26,510	Old Dominion Freight Line, Inc.	3,896,175
32,622	On Assignment, Inc.[i]	2,671,089
19,520	Orion Group Holdings, Inc.[i]	128,637
69,921	Oshkosh Corporation	5,402,796
51,383	PageGroup plc	387,215
36,718	Parker Hannifin Corporation	6,279,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (29.3%)	Value
Industrials (4.1%) - continued
12,627	Quad/Graphics, Inc.	$320,094
48,032	Radiant Logistics, Inc.[i]	185,884
30,782	Raven Industries, Inc.	1,078,909
35,132	Raytheon Company	7,582,188
65,236	RELX NV	1,352,272
40,053	RELX plc	822,760
8,514	Resources Connection, Inc.	137,927
2,157	Rockwool International AS	642,546
28,796	Roper Industries, Inc.	8,082,749
141,643	Royal Mail plc	1,075,037
48,019	RPX Corporation	513,323
18,294	Saia, Inc.[i]	1,374,794
2,709	Sandvik AB	49,632
4,892	Schindler Holding AG, Participation Certificate	1,055,536
66	SGS SA	162,355
2,800	ShinMaywa Industries, Ltd.	23,160
58,204	SiteOne Landscape Supply, Inc.[i]	4,484,036
47,201	SKF ABj	967,010
15,700	Smiths Group plc	333,959
479,294	Southwest Airlines Company	27,453,960
29,155	SP Plus Corporation[i]	1,037,918
2,898	Spirax-Sarco Engineering plc	233,777
115,856	SPX Corporation[i]	3,763,003
62,396	SPX FLOW, Inc.[i]	3,069,259
5,077	Standex International Corporation	484,092
7,097	Stanley Black & Decker, Inc.	1,087,260
1,737	Sulzer, Ltd.	228,645
50,500	Sumitomo Electric Industries, Ltd.	771,817
2,600	Taikisha, Ltd.	85,273
31,710	Terex Corporation	1,186,271
7,300	Toppan Forms Company, Ltd.	80,847
62,000	Toppan Printing Company, Ltd.	509,637
22,765	Toro Company	1,421,674
122,250	TPI Composites, Inc.[i]	2,744,513
10,739	Transcontinental, Inc.	212,138
5,290	TransDigm Group, Inc.	1,623,713
13,320	TransUnion[i]	756,310
123,294	TriMas Corporation[i]	3,236,468
64,156	TrueBlue, Inc.[i]	1,661,640
19,000	Tsubakimoto Chain Company	155,321
69,640	United Continental Holdings, Inc.[i]	4,837,891
40,320	United Parcel Service, Inc.	4,219,891
47,404	United Rentals, Inc.[i]	8,188,093
110,427	United Technologies Corporation	13,893,925
52,920	Univar, Inc.[i]	1,468,530
47,556	Universal Truckload Services, Inc.	1,005,809
8,238	Valmont Industries, Inc.	1,205,219
40,985	Vectrus, Inc.[i]	1,526,281
68,760	Verisk Analytics, Inc.[i]	7,151,040
12,141	Vinci SA	1,195,830
37,564	WABCO Holdings, Inc.[i]	5,028,693
53,295	WageWorks, Inc.[i]	2,408,934
121,558	Waste Connections, Inc.	8,720,571
10,295	Watsco, Inc.	1,863,086
75,107	Willdan Group, Inc.[i]	2,129,283
3,500	Yuasa Trading Company, Ltd.	115,065

	Total	407,005,751

Information Technology (8.0%)
59,194	2U, Inc.[i]	4,974,072
113,660	Advanced Micro Devices, Inc.[i,j]	1,142,283
121,728	Agilent Technologies, Inc.	8,143,603
164,220	Akamai Technologies, Inc.[i]	11,656,336
62,866	Alliance Data Systems Corporation	13,381,657
36,805	Alphabet, Inc., Class Ai	38,171,938

Shares	Common Stock (29.3%)	Value
Information Technology (8.0%) - continued
29,976	Alphabet, Inc., Class Ci	$30,928,937
25,723	Ambarella, Inc.[i,j]	1,260,170
10,975	American Software, Inc.	142,675
80,057	Amphenol Corporation	6,895,309
288,998	Apple, Inc.	48,488,084
14,493	Arista Networks, Inc.[i]	3,700,063
123,194	Arrow Electronics, Inc.[i]	9,488,402
13,500	Atkore International Group, Inc.[i]	267,975
35,959	Automatic Data Processing, Inc.	4,080,627
24,110	Belden, Inc.	1,662,143
193,913	Benchmark Electronics, Inc.	5,788,303
358	BKW FMB Energie	23,814
107,186	Blackline, Inc.[i]	4,202,763
247,139	Booz Allen Hamilton Holding Corporation	9,569,222
948	Broadcom, Ltd.	223,396
107,629	CA, Inc.	3,648,623
9,700	Canon, Inc.	351,900
12,917	Capgemini SA	1,611,714
26,609	CDW Corporation	1,870,879
3,086	CGI Group, Inc.[i]	177,972
193,721	Ciena Corporation[i]	5,017,374
1,085,984	Cisco Systems, Inc.	46,577,854
28,003	Cognex Corporation	1,455,876
16,158	Comtech Telecommunications Corporation	482,963
44,584	CoreLogic, Inc.[i]	2,016,534
45,493	Descartes Systems Group, Inc.[i]	1,298,825
117,507	Dolby Laboratories, Inc.	7,468,745
37,904	Endurance International Group Holdings, Inc.[i]	280,490
43,248	Envestnet, Inc.[i]	2,478,110
15,450	Euronet Worldwide, Inc.[i]	1,219,314
217,849	EVERTEC, Inc.	3,561,831
3,335	ExlService Holdings, Inc.[i]	185,993
17,803	Extreme Networks, Inc.[i]	197,079
173,798	Facebook, Inc.[i]	27,771,182
63,748	Fidelity National Information Services, Inc.	6,138,932
82,816	Fiserv, Inc.[i]	5,905,609
159,238	FLIR Systems, Inc.	7,963,492
72,759	Fortinet, Inc.[i]	3,898,427
44,680	Global Payments, Inc.	4,982,714
60,430	Guidewire Software, Inc.[i]	4,884,557
112,852	HP, Inc.	2,473,716
17,711	IAC/InterActiveCorporation[i]	2,769,646
74,128	Insight Enterprises, Inc.[i]	2,589,291
279,886	Keysight Technologies, Inc.[i]	14,663,228
35,498	KLA-Tencor Corporation	3,869,637
96,800	Konica Minolta Holdings, Inc.	822,893
2,100	Kulicke and Soffa Industries, Inc.[i]	52,521
10,800	Kyocera Corporation	612,340
22,350	Lam Research Corporation	4,540,626
12,215	Leidos Holdings, Inc.	798,861
70,373	Liberty Tripadvisor Holdings, Inc.[i]	756,510
89,971	M/A-COM Technology Solutions Holdings, Inc.[i,j]	1,493,519
40,401	ManTech International Corporation	2,241,044
280,535	MasterCard, Inc.	49,138,511
52,020	Maxim Integrated Products, Inc.	3,132,644
49,877	Methode Electronics, Inc.	1,950,191
21,520	Microsemi Corporation[i]	1,392,774
695,962	Microsoft Corporation	63,520,452
54,433	Monolithic Power Systems, Inc.	6,301,708
42,140	National Instruments Corporation	2,131,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (29.3%)	Value
Information Technology (8.0%) - continued
9,800	NEC Networks & System Integration Corporation	$254,907
66,352	New Relic, Inc.[i]	4,918,010
31,696	Nice, Ltd. ADR[i]	2,977,205
234,554	NRG Yield, Inc., Class A	3,856,068
74,571	NVIDIA Corporation	17,269,898
435,967	Oracle Corporation	19,945,490
29,130	Palo Alto Networks, Inc.[i]	5,287,678
438,740	PayPal Holdings, Inc.[i]	33,287,204
34,568	Pegasystems, Inc.	2,096,549
24,349	Plantronics, Inc.	1,469,949
34,470	Plexus Corporation[i]	2,058,893
63,052	Progress Software Corporation	2,424,349
66,999	Proofpoint, Inc.[i]	7,614,436
92,807	Q2 Holdings, Inc.[i]	4,227,359
221,357	Quantenna Communications, Inc.[i]	3,032,591
176,453	Red Hat, Inc.[i]	26,381,488
22,482	Rogers Corporation[i]	2,687,498
81,106	Rudolph Technologies, Inc.[i]	2,246,636
3,500	Ryoyo Electro Corporation	56,363
169,855	SailPoint Technologies Holdings, Inc.[i]	3,514,300
278,754	Salesforce.com, Inc.[i]	32,419,090
13,829	ScanSource, Inc.[i]	491,621
6,616	Seagate Technology plc	387,168
268,548	Sequans Communications SA ADR[i,j]	451,161
39,605	ServiceNow, Inc.[i]	6,552,647
30,400	Shinko Electric Industries Company, Ltd.	224,731
47,558	SS&C Technologies Holdings, Inc.	2,551,011
66,184	Synopsys, Inc.[i]	5,509,156
5,641	TE Connectivity, Ltd.	563,536
78,725	Teradata Corporation[i]	3,123,021
62,237	Teradyne, Inc.	2,844,853
53,340	Texas Instruments, Inc.	5,541,493
58,606	Total System Services, Inc.	5,055,354
36,996	Travelport Worldwide, Ltd.	604,515
26,806	Trimble, Inc.[i]	961,799
171,100	Twitter, Inc.[i]	4,963,611
34,705	Tyler Technologies, Inc.[i]	7,321,367
6,226	Ultimate Software Group, Inc.[i]	1,517,276
12,768	VASCO Data Security International, Inc.[i]	165,346
58,567	Verint Systems, Inc.[i]	2,494,954
101,724	Virtusa Corporation[i]	4,929,545
357,344	Visa, Inc.	42,745,489
195,407	Xilinx, Inc.	14,116,202
31,355	XO Group, Inc.[i]	650,616
157,536	Zix Corporation[i]	672,679

	Total	803,355,005

Materials (1.0%)
40,850	Alcoa Corporation[i]	1,836,616
4,538	APERAM	217,304
14,954	Balchem Corporation	1,222,490
31,546	BASF SE	3,199,315
72,007	BHP Billiton plc	1,423,086
62,444	BHP Billiton, Ltd.	1,384,102
42,217	Celanese Corporation	4,230,566
77,950	CF Industries Holdings, Inc.	2,941,053
77,575	Continental Building Products, Inc.[i]	2,214,766
100,726	Crown Holdings, Inc.[i]	5,111,844
41,700	Daicel Corporation	457,906
55,674	Eastman Chemical Company	5,878,061
25,241	Evonik Industries AG	890,084
5,396	Ferro Corporation[i]	125,295

Shares	Common Stock (29.3%)	Value
Materials (1.0%) - continued
90,800	Ferroglobe Representation & Warranty Insurance Trust[e,i]	$9
88,601	Freeport-McMoRan, Inc.[i]	1,556,720
18,628	Granges AB	219,152
90,399	Graphic Packaging Holding Company	1,387,625
44,122	Hecla Mining Company	161,928
3,091	Hudbay Minerals, Inc.	21,881
56,273	Innospec, Inc.	3,860,328
35,982	International Paper Company	1,922,518
8,000	JSR Corporation	180,048
17,691	Kadant, Inc.	1,671,799
18,000	Kaneka Corporation	179,056
11,796	Koppers Holdings, Inc.[i]	484,816
36,000	Kuraray Company, Ltd.	624,179
20,200	Kyoei Steel, Ltd.	345,055
20,921	Lundin Mining Corporation	137,216
20,320	Martin Marietta Materials, Inc.	4,212,336
34,672	Mercer International, Inc.	431,666
3,179	Methanex Corporation	192,806
28,103	Mondi plc	755,354
106,889	Myers Industries, Inc.	2,260,702
8,790	Neenah, Inc.	689,136
55,553	Newmont Mining Corporation	2,170,456
1,100	Nippon Shokubai Company, Ltd.	76,055
80,647	Norsk Hydro ASA	478,373
41,293	Nucor Corporation	2,522,589
9,612	Olympic Steel, Inc.	197,142
193,650	OMNOVA Solutions, Inc.[i]	2,033,325
195,581	Owens-Illinois, Inc.[i]	4,236,284
11,463	Packaging Corporation of America	1,291,880
104,517	Reliance Steel & Aluminum Company	8,961,288
654	Rio Tinto plc	33,187
3,297	Rio Tinto, Ltd.	186,782
59,260	RPM International, Inc.	2,824,924
38,805	Ryerson Holding Corporation[i]	316,261
13,380	Sandfire Resources NL	76,229
68,224	Schweitzer-Mauduit International, Inc.	2,670,970
10,025	Scotts Miracle-Gro Company	859,644
20,151	Sensient Technologies Corporation	1,422,258
8,166	Solvay SA	1,134,909
140,580	Steel Dynamics, Inc.	6,216,448
3,224	Stepan Company	268,172
1,300	Taiyo Holdings Company, Ltd.	55,952
12,700	Toagosei Company, Ltd.	150,256
20,412	Trinseo SA	1,511,509
10,455	United States Steel Corporation	367,911
50,482	UPM-Kymmene Oyj	1,871,564
149,207	Verso Corporation[i]	2,512,646
6,732	W. R. Grace & Company	412,200
120,749	WestRock Company	7,748,463
3,200	Yamato Kogyo Company, Ltd.	88,302

	Total	105,122,797

Real Estate (0.9%)
62,529	Ares Commercial Real Estate Corporation	772,233
227,479	Armada Hoffler Properties, Inc.	3,114,187
4,819	Artis Real Estate Investment Trust	50,833
31,864	Ashford Hospitality Prime, Inc.	309,718
110,937	Ashford Hospitality Trust, Inc.	716,653
24,870	Bluerock Residential Growth REIT, Inc.	211,395
12,171	British Land Company plc	109,713
416,788	Brixmor Property Group, Inc.	6,356,017
25,280	Camden Property Trust	2,128,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (29.3%)	Value
Real Estate (0.9%) - continued
25,889	Catchmark Timber Trust, Inc.	$322,836
135,689	Cedar Realty Trust, Inc.	534,615
109,456	Chatham Lodging Trust	2,096,082
24,238	Chesapeake Lodging Trust	674,059
54,680	City Office REIT, Inc.	632,101
51,843	Cousins Properties, Inc.	449,997
26,611	CyrusOne, Inc.	1,362,749
400	Daito Trust Construction Company, Ltd.	68,107
92,174	DDR Corporation	675,635
58,435	DEXUS Property Group	420,775
18,770	Digital Realty Trust, Inc.	1,977,983
86,408	Douglas Emmett, Inc.	3,176,358
80,390	Duke Realty Corporation	2,128,727
12,580	Equity Lifestyle Properties, Inc.	1,104,147
43,800	First Industrial Realty Trust, Inc.	1,280,274
54,916	Franklin Street Properties Corporation	461,844
10,195	Gaming and Leisure Properties, Inc.	341,227
87,100	General Growth Properties, Inc.	1,782,066
27,219	GEO Group, Inc.	557,173
10,071	Getty Realty Corporation	253,991
60,000	Hang Lung Properties, Ltd.	140,821
39,486	HFF, Inc.	1,962,454
135,717	Highwoods Properties, Inc.	5,947,119
181,808	Hospitality Properties Trust	4,607,015
115,936	Host Hotels & Resorts, Inc.	2,161,047
104,000	Hysan Development Company, Ltd.	551,911
210,486	InfraREIT, Inc.	4,089,743
79,127	Liberty Property Trust	3,143,716
21,750	Mid-America Apartment Communities, Inc.	1,984,470
204,866	Monmouth Real Estate Investment Corporation	3,081,185
85,363	National Storage Affiliates Trust	2,140,904
12,261	One Liberty Properties, Inc.	270,968
28,160	Physicians Realty Trust	438,451
25,670	Ramco-Gershenson Properties Trust	317,281
16,117	RE/MAX Holdings, Inc.	974,273
115,762	Retail Properties of America, Inc.	1,349,785
29,000	Road King Infrastructure, Ltd.	57,836
27,248	Ryman Hospitality Properties	2,110,358
8,267	Saul Centers, Inc.	421,369
32,862	SBA Communications Corporation[i]	5,616,773
41,863	Stockland	129,897
170,197	Summit Hotel Properties, Inc.	2,316,381
17,750	Sun Communities, Inc.	1,621,817
26,000	Sun Hung Kai Properties, Ltd.	412,697
10,000	Swire Pacific, Ltd.	101,266
31,493	Terreno Realty Corporation	1,086,823
105,789	Urstadt Biddle Properties, Inc.	2,041,728
104,615	Weyerhaeuser Company	3,661,525
77,400	Wing Tai Holdings, Ltd.	122,717
34,264	Xenia Hotels & Resorts, Inc.	675,686

	Total	87,607,581

Telecommunications Services (0.2%)
10,216	Freenet AG	310,914
234,235	KCOM Group plc	302,669
5,000	KDDI Corporation	128,772
22,200	Nippon Telegraph & Telephone Corporation	1,035,698
104,100	NTT DOCOMO, Inc.	2,653,867
177,177	ORBCOMM, Inc.[i]	1,660,149
70,756	Telenor ASA	1,609,071
5,045	Telephone & Data Systems, Inc.	141,411

Shares	Common Stock (29.3%)	Value
Telecommunications Services (0.2%) - continued
216,296	Verizon Communications, Inc.	$10,343,275

	Total	18,185,826

Utilities (0.4%)
106,895	AES Corporation	1,215,396
8,698	Alpha Natural Resources Holdings, Inc.[i]	210,927
32,720	ANR, Inc.[i]	785,280
27,360	Artesian Resources Corporation	998,093
9,200	Chubu Electric Power Company, Inc.	132,036
21,487	Consolidated Water Company, Ltd.	312,636
50,020	Edison International, Inc.	3,184,273
4,297	Eversource Energy	253,179
21,420	MDU Resources Group, Inc.	603,187
16,511	Middlesex Water Company	605,954
16,140	New Jersey Resources Corporation	647,214
36,948	NorthWestern Corporation	1,987,802
95,134	NRG Yield, Inc., Class C	1,617,278
100,846	OGE Energy Corporation	3,304,723
54,000	Osaka Gas Company, Ltd.	1,074,003
224,098	PG&E Corporation	9,844,625
27,360	PNM Resources, Inc.	1,046,520
5,852	Portland General Electric Company	237,065
54,510	Public Service Enterprise Group, Inc.	2,738,582
10,520	Southwest Gas Holdings, Inc.	711,468
7,644	Spire, Inc.	552,661
39,400	Tokyo Gas Company, Ltd.	1,052,776
168,998	UGI Corporation	7,506,891
3,903	Unitil Corporation	181,138
2,922	Verbund AG	84,794

	Total	40,888,501

	Total Common Stock (cost $2,237,477,654)	2,937,980,098

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Asset-Backed Securities (1.4%)
	Access Group, Inc.
516,319	2.121%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ad,k	514,566
	ALM Loan Funding CLO
3,275,000	2.871%, (LIBOR 3M + 1.140%), 10/17/2026, Ser. 2014-11A, Class A1R*,d	3,275,491
	AMSR Trust
3,625,000	3.208%, (LIBOR 1M + 1.400%), 11/17/2033, Ser. 2016-SFR1, Class Ad,k	3,639,971
	Apidos CLO XVIII
3,200,000	2.865%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,d	3,200,256
	Ares XXXII CLO, Ltd.
2,750,000	3.049%, (LIBOR 3M + 1.210%), 11/15/2025, Ser. 2014-32A, Class A1R*,d	2,751,397
	Babson CLO, Ltd.
1,400,000	2.881%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,d	1,400,210
	Bayview Koitere Fund Trust
2,388,438	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ad,k	2,448,166

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Asset-Backed Securities (1.4%) - continued
	Betony CLO, Ltd.
$1,260,000	3.072%, (LIBOR 3M + 1.350%), 4/15/2027, Ser. 2015-1A, Class AR*,d	$1,260,544
	Birchwood Park CLO, Ltd.
1,400,000	2.900%, (LIBOR 3M + 1.180%), 7/15/2026, Ser. 2014-1A, Class AR*,d	1,400,269
	BlueMountain CLO, Ltd.
2,350,000	2.744%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,d	2,350,369
	Carlyle Global Market Strategies CLO, Ltd.
1,400,000	2.922%, (LIBOR 3M + 1.200%), 10/15/2026, Ser. 2014-4A, Class A1R*,d	1,400,248
	Cent CLO 16, LP
657,892	3.023%, (LIBOR 3M + 1.250%), 8/1/2024, Ser. 2012-16A, Class A1AR*,d	658,167
	Cent CLO 22, Ltd.
1,400,000	3.204%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,d	1,400,844
	Commonbond Student Loan Trust
3,859,248	3.320%, 5/25/2040, Ser. 2016-A, Class A1[k]	3,745,099
2,100,000	2.102%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[d,k]	2,099,975
1,600,000	3.210%, 2/25/2044, Ser. 2018-AGS, Class A1[k]	1,599,305
	DRB Prime Student Loan Trust
645,391	3.170%, 7/25/2031, Ser. 2015-B, Class A2*	642,740
638,441	3.531%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,d	653,040
2,433,265	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	2,418,245
728,637	2.890%, 6/25/2040, Ser. 2016-B, Class A2[k]	717,326
	Dryden 34 Senior Loan Fund CLO
1,400,000	2.882%, (LIBOR 3M + 1.160%), 10/15/2026, Ser. 2014-34A, Class AR*,d	1,400,332
	Earnest Student Loan Program, LLC
3,172,653	2.680%, 7/25/2035, Ser. 2016-C, Class A2[k]	3,117,445
2,118,648	2.720%, 1/25/2041, Ser. 2016-D, Class A2[k]	2,083,913
	Edlinc Student Loan Funding Trust
44,032	4.540%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,d	44,738
	Galaxy XX CLO, Ltd.
4,500,000	2.745%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class AR*,d	4,510,809
	GoldenTree Loan Opportunities IX, Ltd.
1,325,000	3.130%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,d	1,325,631

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Asset-Backed Securities (1.4%) - continued
	Golub Capital Partners, Ltd.
$3,683,000	2.626%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-22A, Class AR*,d	$3,711,190
2,500,000	2.681%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2017-RT5, Class A*,d	2,518,393
	Laurel Road Prime Student Loan Trust
2,600,000	2.810%, 11/25/2042, Ser. 2017-2A, Class Ak	2,550,724
	Lehman XS Trust
4,356,402	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bl	4,010,260
	Lendmark Funding Trust
1,800,000	2.800%, 5/20/2026, Ser. 2017-1III, Class Ak	1,790,163
	Limerock CLO III, LLC
4,500,000	2.945%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1R*,d	4,500,949
	Madison Park Funding XIV, Ltd.
3,575,000	2.865%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,d	3,576,895
	Magnetite XII, Ltd.
4,425,000	3.052%, (LIBOR 3M + 1.330%), 4/15/2027, Ser. 2015-12A, Class AR*,d	4,447,510
	Marlette Funding Trust
3,071,460	2.390%, 7/15/2024, Ser. 2017-2A, Class Ak	3,064,187
	Morgan Stanley Bank of America Merrill Lynch Trust
5,400,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	5,408,101
5,400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	5,352,089
	Morgan Stanley Capital, Inc.
2,475,435	2.022%, (LIBOR 1M + 0.150%), 2/25/2037, Ser. 2007-NC2, Class A2FPd	1,603,873
	Mountain View CLO, Ltd.
4,525,000	3.182%, (LIBOR 3M + 1.460%), 7/15/2027, Ser. 2015-9A, Class A1A*,d	4,529,032
	Neuberger Berman CLO XIV, Ltd.
2,100,000	3.010%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class AR*,d	2,114,677
	Neuberger Berman CLO, Ltd.
850,000	2.925%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,d	854,225
	Octagon Investment Partners XX, Ltd.
3,250,000	2.941%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,d	3,251,118
	OZLM VIII, Ltd.
1,300,000	2.861%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,d	1,300,195

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Asset-Backed Securities (1.4%) - continued
	Race Point IX CLO, Ltd.
$3,000,000	2.932%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,d	$3,026,559
	Renaissance Home Equity Loan Trust
1,800,813	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[l]	1,349,758
3,450,653	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[l]	1,980,956
	Shackleton, Ltd.
4,500,000	3.092%, (LIBOR 3M + 1.370%), 4/15/2027, Ser. 2015-7A, Class AR*,d	4,501,174
	SLM Student Loan Trust
1,802,051	2.272%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ad	1,772,783
	SoFi Consumer Loan Program, LLC
1,073,204	3.260%, 8/25/2025, Ser. 2016-1, Class Ak	1,073,344
2,059,369	2.500%, 5/26/2026, Ser. 2017-4, Class Ak	2,035,398
2,517,964	2.140%, 9/25/2026, Ser. 2017-5, Class A1[k]	2,503,748
	SoFi Professional Loan Program, LLC
1,049,327	2.420%, 3/25/2030, Ser. 2015-A, Class A2[k]	1,041,367
	Stanwich Mortgage Loan Company, LLC
1,178,032	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,l	1,178,284
	Symphony CLO VIII, Ltd.
336,719	2.804%, (LIBOR 3M + 1.100%), 1/9/2023, Ser. 2012- 8A, Class AR*,d	336,750
	Symphony CLO XV, Ltd.
4,500,000	2.911%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,d	4,501,057
	U.S. Small Business Administration
526,398	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	529,824
	Vericrest Opportunity Loan Transferee
1,878,186	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[k,l]	1,878,538
	Verizon Owner Trust
2,525,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ak	2,500,192
	Voya CLO 3, Ltd.
1,400,000	2.465%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2017-2, Class A*,d	1,399,989

	Total	136,252,398

Basic Materials (0.5%)
	Alcoa Nederland Holding BV
2,120,000	6.750%, 9/30/2024[k]	2,268,400
	Anglo American Capital plc
2,615,000	4.875%, 5/14/2025[k]	2,678,469
	ArcelorMittal SA
1,425,000	5.750%, 3/1/2021	1,501,594
1,670,000	6.125%, 6/1/2025	1,816,125
	Braskem Netherlands Finance BV
2,178,000	4.500%, 1/10/2028[k]	2,120,065

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Basic Materials (0.5%) - continued
	BWAY Holding Company
$2,375,000	5.500%, 4/15/2024[k]	$2,389,844
	CF Industries, Inc.
2,220,000	3.450%, 6/1/2023	2,131,200
	Chemours Company
1,900,000	5.375%, 5/15/2027	1,904,750
	First Quantum Minerals, Ltd.
621,000	7.000%, 2/15/2021[k]	622,552
1,640,000	7.500%, 4/1/2025[k]	1,610,275
	Georgia-Pacific, LLC
920,000	2.539%, 11/15/2019[k]	914,335
	Glencore Finance Canada, Ltd.
760,000	6.000%, 11/15/2041[k]	838,637
	Glencore Funding, LLC
680,000	2.782%, (LIBOR 3M + 1.060%), 4/16/2018[d,k]	680,136
760,000	4.125%, 5/30/2023[k]	764,955
950,000	4.000%, 3/27/2027[k]	916,498
	International Paper Company
1,888,000	4.350%, 8/15/2048	1,787,917
	Kinross Gold Corporation
1,520,000	5.950%, 3/15/2024	1,630,200
1,950,000	4.500%, 7/15/2027[k]	1,909,635
	Novelis Corporation
905,000	5.875%, 9/30/2026[k]	891,425
	Olin Corporation
2,835,000	5.125%, 9/15/2027	2,796,019
	Peabody Securities Finance Corporation
2,165,000	6.375%, 3/31/2025[k]	2,246,188
	Platform Specialty Products Corporation
1,200,000	5.875%, 12/1/2025[k]	1,173,000
	Sherwin-Williams Company
1,685,000	3.125%, 6/1/2024	1,628,483
	Steel Dynamics, Inc.
2,010,000	5.000%, 12/15/2026	2,010,000
	Teck Resources, Ltd.
2,893,000	6.125%, 10/1/2035	3,066,580
	United States Steel Corporation
3,000,000	6.250%, 3/15/2026	2,988,750
	Vale Overseas, Ltd.
1,135,000	6.250%, 8/10/2026	1,271,540
1,070,000	6.875%, 11/21/2036	1,258,534
1,140,000	6.875%, 11/10/2039	1,350,900
	Westlake Chemical Corporation
1,520,000	3.600%, 8/15/2026	1,466,942
	WestRock Company
1,425,000	3.750%, 3/15/2025[k]	1,420,922

	Total	52,054,870

Capital Goods (0.6%)
	AECOM
3,030,000	5.875%, 10/15/2024	3,170,138
	Ashtead Capital, Inc.
2,000,000	4.125%, 8/15/2025[k]	1,920,000
	Bombardier, Inc.
2,975,000	7.500%, 3/15/2025[k]	3,053,094
	Building Materials Corporation of America
2,355,000	6.000%, 10/15/2025[k]	2,413,875
	CEMEX SAB de CV
2,310,000	6.125%, 5/5/2025[j,k]	2,402,862
	Cintas Corporation No. 2
1,125,000	3.700%, 4/1/2027	1,122,916

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Capital Goods (0.6%) - continued
	CNH Industrial Capital, LLC
$1,155,000	4.375%, 11/6/2020	$1,179,544
1,452,000	4.875%, 4/1/2021	1,493,745
	CNH Industrial NV
1,500,000	4.500%, 8/15/2023	1,526,595
1,815,000	3.850%, 11/15/2027	1,760,842
	Crown Americas Capital Corporation IV
1,470,000	4.500%, 1/15/2023	1,458,975
	Crown Cork & Seal Company, Inc.
2,070,000	7.375%, 12/15/2026	2,308,050
	Huntington Ingalls Industries, Inc.
2,175,000	3.483%, 12/1/2027[k]	2,090,610
	L3 Technologies, Inc.
2,150,000	3.950%, 5/28/2024	2,161,792
	Lockheed Martin Corporation
515,000	2.500%, 11/23/2020	510,213
1,496,000	3.600%, 3/1/2035	1,426,698
1,544,000	4.500%, 5/15/2036	1,635,854
374,000	6.150%, 9/1/2036	469,706
	Northrop Grumman Corporation
2,575,000	3.850%, 4/15/2045	2,399,296
	Owens-Brockway Glass Container, Inc.
1,460,000	5.000%, 1/15/2022[k]	1,474,162
1,500,000	5.875%, 8/15/2023[k]	1,552,500
	Pentair Finance SA
2,250,000	2.900%, 9/15/2018	2,250,477
	Republic Services, Inc.
1,100,000	2.900%, 7/1/2026	1,030,255
	Reynolds Group Issuer, Inc.
2,935,000	5.125%, 7/15/2023[k]	2,963,470
	Roper Industries, Inc.
2,070,000	2.050%, 10/1/2018	2,065,028
	Roper Technologies, Inc.
1,140,000	2.800%, 12/15/2021	1,121,179
	Siemens Financieringsmaatschappij NV
3,055,000	4.200%, 3/16/2047[k]	3,194,786
	Standard Industries, Inc.
800,000	5.500%, 2/15/2023[k]	828,000
	Textron, Inc.
1,225,000	7.250%, 10/1/2019	1,301,668
2,210,000	3.375%, 3/1/2028	2,108,478
	United Rentals North America, Inc.
2,240,000	5.500%, 7/15/2025	2,293,200
	United Technologies Corporation
1,900,000	4.050%, 5/4/2047	1,801,542

	Total	58,489,550

Collateralized Mortgage Obligations (0.9%)
	Alternative Loan Trust
977,842	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	863,451
	Angel Oak Mortgage Trust I, LLC
861,362	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	863,359
	Bayview Opportunity Master Fund Trust
2,654,645	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ad,k	2,697,179
4,306,780	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ad,k	4,375,628
3,401,852	3.500%, 5/28/2069, Ser. 2011-2, Class A2[d,k]	3,427,841

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	BCAP, LLC Trust
$2,236,611	2.052%, (LIBOR 1M + 0.180%), 3/25/2037, Ser. 2007-AA1, Class 2A1[d]	$2,141,547
	Citigroup Mortgage Loan Trust, Inc.
648,920	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	646,662
	CitiMortgage Alternative Loan Trust
2,125,908	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	2,004,523
	COLT Mortgage Loan Trust
1,428,831	2.800%, 12/26/2046, Ser. 2016-3, Class A1*,d	1,416,780
3,917,491	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ad,k	3,923,373
	Countrywide Alternative Loan Trust
1,304,922	3.383%, 10/25/2035, Ser. 2005-43, Class 4A1[d]	1,148,643
977,625	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	827,179
404,770	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	395,819
2,588,759	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	2,165,481
2,576,954	7.000%, 10/25/2037, Ser. 2007-24, Class A10	1,679,772
	Countrywide Home Loans, Inc.
730,471	5.750%, 4/25/2037, Ser. 2007-3, Class A27	606,451
	Deutsche Alt-A Securities Mortgage Loan Trust
548,097	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	501,380
	Federal Home Loan Mortgage Corporation
5,521,037	4.000%, 7/15/2031, Ser.- 4104, Class KIm	637,472
3,499,517	3.000%, 2/15/2033, Ser. 4170, Class IGm	397,696
	Federal National Mortgage Association
6,738,365	3.500%, 1/25/2033, Ser. 2012-150, Class YIm	874,188
	First Horizon Alternative Mortgage Securities Trust
1,846,509	6.000%, (LIBOR 1M + 1.000%), 8/25/2036, Ser. 2006-FA4, Class 1A4[d]	1,537,261
	Impac Secured Assets Trust
5,312,252	2.112%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2014-GC18, Class A3[d]	4,377,802
	IndyMac INDX Mortgage Loan Trust
2,466,484	2.512%, (LIBOR 1M + 0.640%), 7/25/2045, Ser. 2005-16IP, Class A1[d]	2,375,340
	J.P. Morgan Alternative Loan Trust
1,359,921	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	1,212,348
	J.P. Morgan Mortgage Trust
421,644	3.783%, 6/25/2036, Ser. 2006-A4, Class 1A2[d]	401,712
182,229	3.605%, 10/25/2036, Ser. 2006-A6, Class 1A2[d]	168,110

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
$2,638,921	2.252%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[d]	$1,564,488
2,967,350	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	1,947,796
	MASTR Alternative Loans Trust
540,503	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	545,725
1,646,492	2.322%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[d]	794,487
	Merrill Lynch Alternative Note Asset Trust
563,480	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	464,871
	Preston Ridge Partners Mortgage Trust, LLC
1,374,410	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,l	1,374,420
6,318,354	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,l	6,294,445
	Pretium Mortgage Credit Partners, LLC
2,198,282	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,l	2,196,316
3,033,109	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[k,l]	3,013,195
	Residential Accredit Loans, Inc. Trust
2,538,946	2.622%, (LIBOR 1M + 0.750%), 6/25/2035, Ser. 2005-QS7, Class A3[d]	2,116,296
	Residential Asset Securitization Trust
3,258,008	2.252%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[d]	800,950
	Sequoia Mortgage Trust
2,147,665	3.602%, 9/20/2046, Ser. 2007-1, Class 4A1[d]	1,774,990
	Sunset Mortgage Loan Company, LLC
660,985	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,l	662,634
4,140,724	3.500%, 6/15/2047, Ser. 2017-NPL1, Class A*,l	4,101,807
1,552,437	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,l	1,552,908
	Towd Point Mortgage Trust
3,005,941	2.750%, 10/25/2056, Ser. 2017-1, Class A1[d,k]	2,972,570
2,359,483	2.472%, (LIBOR 1M + 0.600%), 2/25/2057, Ser. 2017-5, Class A1[d,k]	2,367,961
	Verus Securitization Trust
3,112,123	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,d	3,090,414
	WaMu Mortgage Pass Through Certificates
190,112	3.273%, 9/25/2036, Ser. 2006-AR10, Class 1A2[d]	184,077
694,406	3.323%, 10/25/2036, Ser. 2006-AR12, Class 1A1[d]	675,140
2,420,998	2.795%, 1/25/2037, Ser. 2006-AR18, Class 1A1[d]	2,281,104

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
$4,245,708	2.243%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ad	$3,829,196
	Washington Mutual Mortgage Pass Through Certificates Trust
2,528,005	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	2,082,012

	Total	88,354,799

Commercial Mortgage-Backed Securities (1.0%)
	CSAIL Commercial Mortgage Trust
5,900,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	5,891,544
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,531,914	2.776%, 3/25/2023, Ser. K724, Class A1[n]	3,521,682
11,700,000	3.002%, 1/25/2024, Ser. K725, Class A2	11,698,291
12,800,000	3.430%, 1/25/2027, Ser. K063, Class A2[d]	13,008,506
	Federal National Mortgage Association - ACES
3,825,000	2.568%, 12/25/2026, Ser. 2017-M3, Class A2[d]	3,629,326
5,750,000	2.877%, 2/25/2027, Ser. 2017-M2, Class A2[d]	5,574,540
7,250,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[d]	7,098,592
	Federal National Mortgage Association Grantor Trust
7,572,016	2.898%, 6/25/2027, Ser. 2017-T1, Class An	7,331,709
	GS Mortgage Securities Trust
3,800,000	3.801%, 1/10/2047, Ser. 2015-23A, Class AR	3,885,132
6,600,000	3.666%, 9/10/2047, Ser. 2104-GC24, Class A4	6,717,589
2,000,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	1,969,203
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,386,826	3.507%, 5/15/2045, Ser. 2012-C6, Class A3	2,410,991
	JPMBB Commercial Mortgage Securities Trust
4,500,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	4,458,851
	SCG Trust
1,150,000	3.427%, (LIBOR 1M + 1.650%), 11/15/2026, Ser. 2013-SRP1, Class Ad,k	1,149,997
	UBS Commercial Mortgage Trust
5,592,597	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	5,646,161
	Wells Fargo Commercial Mortgage Trust
4,000,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	4,027,149
3,750,000	3.839%, 9/15/2058, Ser. 2015-LC22, Class A4	3,831,597

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Commercial Mortgage-Backed Securities (1.0%) - continued
	WFRBS Commercial Mortgage Trust
$1,988,746	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	$1,960,553

	Total	93,811,413

Communications Services (1.3%)
	21st Century Fox America, Inc.
1,620,000	6.900%, 3/1/2019	1,679,004
	Altice Financing SA
2,400,000	6.625%, 2/15/2023[k]	2,376,000
	AMC Networks, Inc.
2,295,000	5.000%, 4/1/2024	2,267,850
	America Movil SAB de CV
1,039,000	5.000%, 10/16/2019	1,069,150
	American Tower Corporation
1,930,000	3.300%, 2/15/2021	1,929,223
	AT&T, Inc.
707,000	5.875%, 10/1/2019	737,156
615,000	3.232%, (LIBOR 3M + 0.930%), 6/30/2020[d]	621,469
1,115,000	3.800%, 3/1/2024	1,116,324
3,580,000	3.400%, 8/14/2024	3,596,394
4,393,000	3.900%, 8/14/2027	4,420,295
1,280,000	4.100%, 2/15/2028[k]	1,270,053
1,037,000	4.300%, 2/15/2030[k]	1,031,854
1,475,000	5.250%, 3/1/2037	1,558,303
4,260,000	4.900%, 8/14/2037	4,291,456
1,140,000	6.350%, 3/15/2040	1,320,954
1,300,000	5.550%, 8/15/2041	1,396,781
772,000	4.750%, 5/15/2046	748,535
	British Sky Broadcasting Group plc
1,130,000	2.625%, 9/16/2019[k]	1,125,145
1,450,000	3.125%, 11/26/2022[k]	1,435,038
	CCO Holdings, LLC
3,100,000	5.875%, 4/1/2024[k]	3,154,250
	CCOH Safari, LLC
1,300,000	5.750%, 2/15/2026[k]	1,293,513
	CenturyLink, Inc.
2,315,000	6.450%, 6/15/2021	2,361,300
	Charter Communications Operating, LLC
780,000	6.834%, 10/23/2055	900,459
920,000	3.579%, 7/23/2020	922,472
1,800,000	4.200%, 3/15/2028	1,721,809
4,275,000	6.484%, 10/23/2045	4,685,692
	Clear Channel Worldwide Holdings, Inc.
2,920,000	6.500%, 11/15/2022	2,971,100
	Comcast Corporation
1,225,000	2.750%, 3/1/2023	1,192,216
3,265,000	4.400%, 8/15/2035	3,361,645
539,000	4.650%, 7/15/2042	563,162
755,000	4.750%, 3/1/2044	794,634
	Cox Communications, Inc.
1,815,000	3.350%, 9/15/2026[k]	1,727,027
748,000	4.600%, 8/15/2047[k]	714,441
	Crown Castle International Corporation
1,774,000	3.400%, 2/15/2021	1,780,430
2,423,000	5.250%, 1/15/2023	2,573,965
1,496,000	3.200%, 9/1/2024	1,433,723
	CSC Holdings, LLC
330,000	5.500%, 4/15/2027[k]	315,975

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Communications Services (1.3%) - continued
	Digicel, Ltd.
$3,875,000	6.000%, 4/15/2021*	$3,637,656
	Discovery Communications, LLC
1,850,000	4.900%, 3/11/2026	1,916,545
2,940,000	5.000%, 9/20/2037	2,926,071
	Gray Television, Inc.
2,535,000	5.875%, 7/15/2026[k]	2,465,287
	Level 3 Communications, Inc.
3,020,000	5.375%, 1/15/2024	2,942,628
	Level 3 Financing, Inc.
995,000	5.375%, 5/1/2025	965,150
	Moody’s Corporation
1,045,000	2.750%, 12/15/2021	1,025,802
	Neptune Finco Corporation
2,517,000	10.875%, 10/15/2025[k]	2,957,450
	Netflix, Inc.
2,580,000	4.875%, 4/15/2028[k]	2,480,928
	Nexstar Escrow Corporation
1,153,000	5.625%, 8/1/2024[k]	1,129,594
	Omnicom Group, Inc.
750,000	3.600%, 4/15/2026	726,599
	S&P Global, Inc.
1,544,000	3.300%, 8/14/2020	1,552,451
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[k]	1,028,397
	SFR Group SA
3,480,000	6.000%, 5/15/2022[k]	3,401,700
	Sprint Communications, Inc.
2,025,000	6.000%, 11/15/2022	1,987,031
	Sprint Corporation
1,400,000	7.625%, 2/15/2025[j]	1,377,250
	Telecom Italia SPA
1,775,000	5.303%, 5/30/2024[k]	1,806,063
	Telefonica Emisiones SAU
1,110,000	3.192%, 4/27/2018	1,110,444
1,765,000	4.665%, 3/6/2038	1,782,760
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	2,006,346
	Verizon Communications, Inc.
1,885,000	3.500%, 11/1/2021	1,899,444
3,489,000	5.150%, 9/15/2023	3,762,865
2,555,000	3.376%, 2/15/2025	2,510,014
1,165,000	4.272%, 1/15/2036	1,113,703
2,992,000	4.862%, 8/21/2046	3,014,318
2,530,000	4.522%, 9/15/2048	2,433,387
	Viacom, Inc.
735,000	4.250%, 9/1/2023	745,679
1,427,000	6.875%, 4/30/2036	1,694,361
1,140,000	5.850%, 9/1/2043	1,240,376
	Virgin Media Secured Finance plc
2,565,000	5.250%, 1/15/2026[k]	2,468,812
	Windstream Services, LLC
1,815,000	8.625%, 10/31/2025[k]	1,678,875

	Total	128,246,783

Consumer Cyclical (0.8%)
	Amazon.com, Inc.
935,000	3.150%, 8/22/2027[k]	901,496
1,870,000	3.875%, 8/22/2037[k]	1,856,361
1,122,000	4.050%, 8/22/2047[k]	1,113,761
	American Honda Finance Corporation
1,455,000	2.000%, 2/14/2020	1,433,213

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Consumer Cyclical (0.8%) - continued
	Aptiv plc
$1,930,000	3.150%, 11/19/2020	$1,926,180
	Cinemark USA, Inc.
3,525,000	4.875%, 6/1/2023	3,480,233
	CVS Health Corporation
4,560,000	4.875%, 7/20/2035	4,725,611
	D.R. Horton, Inc.
1,515,000	2.550%, 12/1/2020	1,491,710
	Daimler Finance North America, LLC
1,520,000	2.387%, (LIBOR 3M + 0.620%), 10/30/2019[d,k]	1,528,696
	Delphi Jersey Holdings plc
2,400,000	5.000%, 10/1/2025[k]	2,301,000
	Ford Motor Credit Company, LLC
1,470,000	2.551%, 10/5/2018	1,468,884
1,525,000	2.943%, 1/8/2019	1,525,530
1,395,000	2.262%, 3/28/2019	1,385,503
760,000	2.459%, 3/27/2020	747,854
570,000	3.200%, 1/15/2021	565,211
1,185,000	3.565%, (LIBOR 3M + 1.270%), 3/28/2022[d]	1,201,910
	General Motors Financial Company, Inc.
615,000	2.650%, (LIBOR 3M + 0.930%), 4/13/2020[d]	620,780
1,156,000	3.700%, 11/24/2020	1,166,687
772,000	4.200%, 3/1/2021	786,691
1,635,000	3.150%, 6/30/2022	1,600,019
760,000	3.950%, 4/13/2024	753,239
1,630,000	4.300%, 7/13/2025	1,631,459
	Home Depot, Inc.
1,720,000	3.000%, 4/1/2026	1,670,872
1,755,000	5.400%, 9/15/2040	2,131,300
1,140,000	4.250%, 4/1/2046	1,190,060
1,870,000	3.900%, 6/15/2047	1,857,069
	Hyundai Capital America
639,000	2.400%, 10/30/2018[k]	637,154
1,550,000	2.550%, 4/3/2020[k]	1,525,712
1,158,000	3.000%, 10/30/2020[k]	1,146,848
	Jaguar Land Rover Automotive plc
1,270,000	4.125%, 12/15/2018[k]	1,274,763
1,100,000	5.625%, 2/1/2023[k]	1,122,000
	KB Home
1,815,000	4.750%, 5/15/2019	1,832,424
	L Brands, Inc.
2,100,000	5.625%, 2/15/2022	2,178,750
	Landry’s, Inc.
2,195,000	6.750%, 10/15/2024[k]	2,211,463
	Lear Corporation
1,625,000	5.250%, 1/15/2025	1,716,767
	Lennar Corporation
1,445,000	4.875%, 12/15/2023	1,450,563
1,180,000	4.500%, 4/30/2024	1,156,400
	Live Nation Entertainment, Inc.
2,150,000	5.375%, 6/15/2022[k]	2,198,375
	Mastercard, Inc.
2,140,000	3.950%, 2/26/2048	2,206,058
	McDonald’s Corporation
1,100,000	2.750%, 12/9/2020	1,094,388
1,520,000	2.625%, 1/15/2022	1,495,920
1,755,000	4.450%, 3/1/2047	1,811,924
	MGM Resorts International
3,140,000	6.000%, 3/15/2023	3,297,000
	Navistar International Corporation
300,000	6.625%, 11/1/2025[k]	300,000

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Consumer Cyclical (0.8%) - continued
	New Red Finance, Inc.
$2,420,000	4.250%, 5/15/2024[j,k]	$2,311,100
	Nissan Motor Acceptance Corporation
1,089,000	2.150%, 9/28/2020[k]	1,066,318
	Prime Security Services Borrower, LLC
2,376,000	9.250%, 5/15/2023[k]	2,574,990
	Six Flags Entertainment Corporation
3,110,000	4.875%, 7/31/2024[k]	3,028,363
	Toll Brothers Finance Corporation
609,000	4.000%, 12/31/2018	612,776
	VOC Escrow, Ltd.
2,285,000	5.000%, 2/15/2028[k]	2,170,750

	Total	81,482,135

Consumer Non-Cyclical (1.4%)
	Abbott Laboratories
1,880,000	2.900%, 11/30/2021	1,862,019
950,000	3.400%, 11/30/2023	942,761
2,980,000	4.750%, 11/30/2036	3,205,308
1,490,000	4.900%, 11/30/2046	1,630,862
	AbbVie, Inc.
2,650,000	2.500%, 5/14/2020	2,615,390
1,910,000	3.600%, 5/14/2025	1,881,327
726,000	4.700%, 5/14/2045	747,398
1,930,000	4.450%, 5/14/2046	1,915,947
	Altria Group, Inc.
760,000	2.850%, 8/9/2022	743,905
875,000	2.625%, 9/16/2026	806,650
	Amgen, Inc.
2,244,000	2.200%, 5/11/2020	2,212,070
772,000	2.700%, 5/1/2022	754,005
875,000	3.125%, 5/1/2025	844,206
4,350,000	3.200%, 11/2/2027	4,118,711
	Anheuser-Busch InBev Finance, Inc.
815,000	3.033%, (LIBOR 3M + 1.260%), 2/1/2021[d]	837,624
2,828,000	3.650%, 2/1/2026	2,809,494
3,040,000	4.700%, 2/1/2036	3,212,257
	Anheuser-Busch InBev Worldwide, Inc.
3,525,000	4.750%, 4/15/2058[c]	3,603,158
676,000	3.750%, 1/15/2022	689,316
1,050,000	2.449%, (LIBOR 3M + 0.740%), 1/12/2024[c,d]	1,056,174
1,740,000	4.375%, 4/15/2038[c]	1,772,686
1,740,000	4.600%, 4/15/2048[c]	1,796,638
	BAT Capital Corporation
748,000	2.297%, 8/14/2020[k]	733,276
1,122,000	3.222%, 8/15/2024[k]	1,081,274
1,100,000	3.557%, 8/15/2027[k]	1,051,977
1,496,000	4.540%, 8/15/2047[k]	1,477,279
	BAT International Finance plc
825,000	2.635%, (LIBOR 3M + 0.510%), 6/15/2018[d,k]	825,267
	Bayer U.S. Finance, LLC
1,140,000	3.375%, 10/8/2024[k]	1,120,577
	Becton, Dickinson and Company
1,594,000	3.734%, 12/15/2024	1,566,582
1,122,000	4.669%, 6/6/2047	1,138,386
	Boston Scientific Corporation
740,000	6.000%, 1/15/2020	776,446
1,025,000	3.850%, 5/15/2025	1,030,868
1,140,000	7.375%, 1/15/2040	1,539,649

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Consumer Non-Cyclical (1.4%) - continued
	Bunge, Ltd. Finance Corporation
$960,000	8.500%, 6/15/2019	$1,019,933
1,205,000	3.500%, 11/24/2020[j]	1,208,948
	Campbell Soup Company
1,780,000	3.950%, 3/15/2025	1,770,650
	Cardinal Health, Inc.
748,000	3.079%, 6/15/2024	713,299
	Celgene Corporation
3,035,000	2.875%, 8/15/2020	3,022,569
	Church & Dwight Company, Inc.
530,000	2.450%, 12/15/2019	526,872
	Clorox Company
2,175,000	3.100%, 10/1/2027	2,107,208
	Constellation Brands, Inc.
1,450,000	3.600%, 2/15/2028	1,397,971
	CVS Health Corporation
400,000	2.250%, 8/12/2019	395,967
357,000	3.350%, 3/9/2021	358,881
714,000	3.700%, 3/9/2023	716,193
1,780,000	4.100%, 3/25/2025	1,791,069
1,425,000	4.780%, 3/25/2038	1,441,890
	EMD Finance, LLC
1,520,000	2.950%, 3/19/2022[k]	1,496,394
	Energizer Holdings, Inc.
2,749,000	5.500%, 6/15/2025[k]	2,769,617
	Envision Healthcare Corporation
3,165,000	5.125%, 7/1/2022[k]	3,149,175
	Express Scripts Holding Company
760,000	3.000%, 7/15/2023	728,090
	Forest Laboratories, LLC
392,000	4.875%, 2/15/2021[k]	405,083
	Gilead Sciences, Inc.
760,000	2.950%, 3/1/2027	718,567
	Grupo Bimbo SAB de CV
1,110,000	4.700%, 11/10/2047[k]	1,070,273
	H. J. Heinz Company
1,250,000	3.500%, 7/15/2022	1,247,253
	HCA, Inc.
1,430,000	5.250%, 6/15/2026	1,448,590
1,505,000	4.500%, 2/15/2027	1,452,325
	Imperial Tobacco Finance plc
1,765,000	2.950%, 7/21/2020[k]	1,752,118
	JBS USA, LLC
2,220,000	5.750%, 6/15/2025[k]	2,070,150
	Johnson & Johnson
1,815,000	2.900%, 1/15/2028	1,743,132
	Kimberly-Clark Corporation
1,900,000	3.900%, 5/4/2047	1,875,306
	Kraft Foods Group, Inc.
1,544,000	5.000%, 6/4/2042	1,547,124
	Kroger Company
935,000	2.800%, 8/1/2022	909,167
	Laboratory Corporation of America Holdings
620,000	2.625%, 2/1/2020	615,044
	Mead Johnson Nutrition Company
735,000	3.000%, 11/15/2020	732,040
	Medtronic, Inc.
5,820,000	4.375%, 3/15/2035	6,166,846
735,000	4.625%, 3/15/2045	803,621
	Merck & Company, Inc.
660,000	2.186%, (LIBOR 3M + 0.375%), 2/10/2020[d]	663,701
330,000	3.700%, 2/10/2045	321,356

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Consumer Non-Cyclical (1.4%) - continued
	Mondelez International Holdings Netherlands BV
$1,570,000	2.000%, 10/28/2021[k]	$1,497,898
	Mondelez International, Inc.
672,000	2.293%, (LIBOR 3M + 0.520%), 2/1/2019[d]	673,789
	Mylan NV
1,550,000	3.000%, 12/15/2018	1,549,970
450,000	3.150%, 6/15/2021	444,000
760,000	5.250%, 6/15/2046	773,842
	Mylan, Inc.
1,270,000	4.550%, 4/15/2028[c,k]	1,267,746
	Newell Rubbermaid, Inc.
1,093,000	5.500%, 4/1/2046	1,153,267
	PepsiCo, Inc.
1,545,000	2.850%, 2/24/2026	1,481,087
	Post Holdings, Inc.
2,550,000	5.500%, 3/1/2025[k]	2,511,750
	Reynolds American, Inc.
2,338,000	5.700%, 8/15/2035	2,656,768
	Roche Holdings, Inc.
1,158,000	4.000%, 11/28/2044[k]	1,193,169
	Shire Acquisitions Investments Ireland Designated Activity Company
2,262,000	2.400%, 9/23/2021	2,183,561
	Simmons Foods, Inc.
2,450,000	5.750%, 11/1/2024[k]	2,223,375
	Smithfield Foods, Inc.
1,770,000	2.700%, 1/31/2020[k]	1,744,767
1,060,000	2.650%, 10/3/2021[k]	1,014,718
	Tenet Healthcare Corporation
3,090,000	8.125%, 4/1/2022	3,221,325
	Teva Pharmaceutical Finance Netherlands III BV
1,900,000	3.150%, 10/1/2026[j]	1,524,296
	Thermo Fisher Scientific, Inc.
579,000	3.000%, 4/15/2023	564,988
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	966,362
	Tyson Foods, Inc.
748,000	3.550%, 6/2/2027	717,284
	VRX Escrow Corporation
4,500,000	6.125%, 4/15/2025[k]	3,883,500
	Zimmer Biomet Holdings, Inc.
2,225,000	2.928%, (LIBOR 3M + 0.750%), 3/19/2021[d]	2,228,404
	Zoetis, Inc.
2,490,000	4.700%, 2/1/2043	2,664,301

	Total	140,696,076

Energy (1.2%)
	Anadarko Petroleum Corporation
2,255,000	4.850%, 3/15/2021	2,344,195
	Antero Resources Corporation
960,000	5.125%, 12/1/2022	967,200
1,500,000	5.625%, 6/1/2023	1,530,000
	BP Capital Markets plc
2,285,000	3.535%, 11/4/2024	2,290,830
415,000	3.119%, 5/4/2026	401,438
2,550,000	3.279%, 9/19/2027	2,476,789
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,179,047
	Canadian Natural Resources, Ltd.
1,500,000	3.450%, 11/15/2021	1,510,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Energy (1.2%) - continued
$750,000	6.250%, 3/15/2038	$904,384
	Canadian Oil Sands, Ltd.
1,000,000	9.400%, 9/1/2021[k]	1,159,812
	Cenovus Energy, Inc.
1,475,000	3.800%, 9/15/2023	1,457,387
1,194,000	5.200%, 9/15/2043	1,157,023
	Cheniere Corpus Christi Holdings, LLC
2,245,000	5.875%, 3/31/2025	2,348,831
	Cheniere Energy Partners, LP
2,480,000	5.250%, 10/1/2025[k]	2,445,900
	Columbia Pipeline Group, Inc.
1,480,000	2.450%, 6/1/2018	1,479,055
	Concho Resources, Inc.
995,000	4.375%, 1/15/2025	1,007,622
	ConocoPhillips
1,870,000	6.500%, 2/1/2039	2,449,147
	Continental Resources, Inc.
1,840,000	5.000%, 9/15/2022	1,865,300
	El Paso Pipeline Partners Operating Company, LLC
1,120,000	4.300%, 5/1/2024	1,128,057
	Enbridge Energy Partners, LP
1,840,000	5.875%, 10/15/2025	2,016,920
	Enbridge, Inc.
1,285,000	2.900%, 7/15/2022	1,246,267
	Encana Corporation
343,000	3.900%, 11/15/2021	347,368
	Energy Transfer Equity, LP
1,470,000	5.500%, 6/1/2027	1,473,675
	Energy Transfer, LP
1,520,000	4.650%, 6/1/2021	1,565,098
970,000	4.900%, 3/15/2035	913,924
800,000	5.150%, 2/1/2043	729,452
	EnLink Midstream Partners, LP
775,000	4.150%, 6/1/2025	752,843
569,000	4.850%, 7/15/2026	574,544
	Enterprise Products Operating, LLC
942,000	5.100%, 2/15/2045	1,022,528
	EQT Corporation
770,000	8.125%, 6/1/2019	815,369
425,000	4.875%, 11/15/2021	442,529
900,000	3.000%, 10/1/2022	874,231
726,000	3.900%, 10/1/2027	695,324
	Exxon Mobil Corporation
625,000	4.114%, 3/1/2046	658,673
	Hess Corporation
1,090,000	6.000%, 1/15/2040	1,149,229
	Kinder Morgan Energy Partners, LP
1,150,000	3.500%, 3/1/2021	1,150,525
1,870,000	6.500%, 9/1/2039	2,133,598
	Kinder Morgan, Inc.
1,600,000	6.500%, 9/15/2020	1,714,065
	Magellan Midstream Partners, LP
1,070,000	5.000%, 3/1/2026	1,152,306
	Marathon Oil Corporation
1,140,000	2.700%, 6/1/2020	1,122,995
2,600,000	6.600%, 10/1/2037	3,132,159
	Marathon Petroleum Corporation
560,000	3.400%, 12/15/2020	564,426
1,496,000	6.500%, 3/1/2041	1,831,391
	MPLX, LP
2,244,000	4.875%, 6/1/2025	2,341,876
1,125,000	4.125%, 3/1/2027	1,117,089

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Energy (1.2%) - continued
	Nabors Industries, Inc.
$1,195,000	5.750%, 2/1/2025[k]	$1,127,781
	Newfield Exploration Company
2,780,000	5.625%, 7/1/2024	2,932,900
	Noble Energy, Inc.
970,000	5.625%, 5/1/2021	988,139
	ONEOK Partners, LP
1,070,000	3.800%, 3/15/2020	1,078,057
	ONEOK, Inc.
2,010,000	7.500%, 9/1/2023	2,341,699
	Parsley Energy, LLC
1,045,000	5.625%, 10/15/2027[k]	1,045,000
	PBF Holding Company, LLC
1,870,000	7.250%, 6/15/2025	1,942,463
	Petrobras Global Finance BV
125,000	8.375%, 5/23/2021	142,313
1,870,000	6.250%, 3/17/2024	1,973,785
	Petroleos Mexicanos
1,425,000	6.000%, 3/5/2020	1,486,275
600,000	2.378%, 4/15/2025	591,822
1,000,000	6.750%, 9/21/2047	1,011,880
	Phillips 66
1,450,000	3.900%, 3/15/2028	1,443,710
	Pioneer Natural Resources Company
750,000	4.450%, 1/15/2026	779,512
	Plains All American Pipeline, LP
1,690,000	5.000%, 2/1/2021	1,745,516
	Regency Energy Partners, LP
1,520,000	5.875%, 3/1/2022	1,621,747
1,470,000	5.000%, 10/1/2022	1,527,751
	Rowan Companies, Inc.
310,000	7.375%, 6/15/2025	290,625
	Sabine Pass Liquefaction, LLC
1,125,000	6.250%, 3/15/2022	1,220,425
1,300,000	5.625%, 4/15/2023	1,387,934
1,500,000	5.750%, 5/15/2024	1,613,950
1,430,000	5.625%, 3/1/2025	1,535,766
	Shell International Finance BV
615,000	2.261%, (LIBOR 3M + 0.450%), 5/11/2020[d]	618,498
	Southwestern Energy Company
2,580,000	7.500%, 4/1/2026	2,605,800
	SRC Energy, Inc.
2,155,000	6.250%, 12/1/2025[k]	2,160,388
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	988,197
	Sunoco Logistics Partners Operations, LP
730,000	4.400%, 4/1/2021	745,490
	Sunoco, LP
860,000	5.500%, 2/15/2026[k]	829,900
1,285,000	5.875%, 3/15/2028[k]	1,241,631
	Tallgrass Energy Partners, LP
3,300,000	5.500%, 1/15/2028[k]	3,328,875
	Targa Resources Partners, LP
975,000	5.250%, 5/1/2023	982,312
	Tesoro Corporation
2,244,000	4.750%, 12/15/2023	2,330,609
	Weatherford International, Ltd.
2,630,000	8.250%, 6/15/2023[j]	2,288,100
	Western Gas Partners, LP
1,496,000	4.000%, 7/1/2022	1,492,111
725,000	4.500%, 3/1/2028	725,974
	Williams Companies, Inc.
1,815,000	7.500%, 1/15/2031	2,208,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Energy (1.2%) - continued
	Williams Partners, LP
$950,000	4.000%, 11/15/2021	$960,866
560,000	3.600%, 3/15/2022	557,690
935,000	4.500%, 11/15/2023	960,294
1,385,000	3.750%, 6/15/2027	1,323,223
1,475,000	6.300%, 4/15/2040	1,687,223
	Woodside Finance, Ltd.
1,825,000	3.650%, 3/5/2025[k]	1,806,154
735,000	3.700%, 3/15/2028[k]	708,096
	WPX Energy, Inc.
1,005,000	7.500%, 8/1/2020	1,075,350

	Total	123,095,753

Financials (3.4%)
	ABN AMRO Bank NV
1,550,000	4.750%, 7/28/2025[k]	1,587,804
	ACE INA Holdings, Inc.
1,115,000	4.350%, 11/3/2045	1,185,103
	AerCap Ireland Capital, Ltd.
760,000	3.750%, 5/15/2019	764,707
760,000	4.625%, 10/30/2020	782,174
1,870,000	5.000%, 10/1/2021	1,946,152
1,240,000	3.500%, 1/15/2025	1,194,946
	Air Lease Corporation
339,000	2.625%, 9/4/2018	338,624
1,870,000	3.375%, 1/15/2019	1,876,918
1,450,000	2.500%, 3/1/2021	1,421,623
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	962,400
2,025,000	4.125%, 3/30/2020	2,032,594
	American Express Company
1,094,000	2.200%, 10/30/2020	1,066,727
	American Express Credit Corporation
945,000	2.728%, (LIBOR 3M + 0.550%), 3/18/2019[d]	947,614
2,080,000	1.875%, 5/3/2019	2,060,579
2,600,000	2.200%, 3/3/2020	2,563,321
	American International Group, Inc.
530,000	3.300%, 3/1/2021	530,460
1,154,000	4.125%, 2/15/2024	1,170,550
2,245,000	3.750%, 7/10/2025	2,209,398
2,085,000	3.900%, 4/1/2026	2,062,363
	Anthem, Inc.
1,870,000	4.625%, 5/15/2042	1,891,514
	Ares Capital Corporation
2,875,000	3.875%, 1/15/2020	2,904,634
	ASP AMC Merger Sub, Inc.
1,340,000	8.000%, 5/15/2025[k]	1,256,250
	Avalonbay Communities, Inc.
1,650,000	3.500%, 11/15/2025	1,635,505
	Banco Santander SA
2,800,000	6.375%, 5/19/2019[d,o]	2,837,873
	Bank of America Corporation
840,000	2.565%, (LIBOR 3M + 0.870%), 4/1/2019[d]	845,217
920,000	2.369%, 7/21/2021[d]	902,665
1,100,000	2.328%, 10/1/2021[d]	1,075,516
1,280,000	3.300%, 1/11/2023	1,276,525
1,490,000	2.881%, 4/24/2023[d]	1,459,113
1,520,000	4.000%, 4/1/2024	1,552,591
4,020,000	4.000%, 1/22/2025	4,010,019
1,825,000	3.093%, 10/1/2025[d]	1,753,616
1,125,000	3.500%, 4/19/2026	1,104,662
2,244,000	4.183%, 11/25/2027	2,223,048
1,550,000	3.824%, 1/20/2028[d]	1,530,326

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Financials (3.4%) - continued
$1,658,000	5.875%, 2/7/2042	$2,065,156
	Bank of New York Mellon Corporation
1,930,000	2.500%, 4/15/2021	1,892,053
	Bank of Nova Scotia
1,550,000	2.700%, 3/7/2022	1,519,813
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
530,000	2.850%, 9/8/2021[k]	522,684
	Barclays Bank plc
386,000	10.179%, 6/12/2021[k]	453,007
	Barclays plc
990,000	2.750%, 11/8/2019	982,022
2,415,000	3.250%, 1/12/2021	2,397,617
2,280,000	3.684%, 1/10/2023	2,259,449
1,544,000	3.650%, 3/16/2025	1,487,380
	BB&T Corporation
560,000	2.437%, (LIBOR 3M + 0.715%), 1/15/2020[d]	564,038
	BPCE SA
975,000	3.000%, 5/22/2022[k]	954,950
2,541,000	3.500%, 10/23/2027[k]	2,400,328
	Capital One Financial Corporation
775,000	2.450%, 4/24/2019	771,483
1,309,000	2.500%, 5/12/2020	1,288,383
1,520,000	3.050%, 3/9/2022	1,490,201
	Capital One NA
1,850,000	2.350%, 1/31/2020	1,819,633
	CBOE Holdings, Inc.
825,000	1.950%, 6/28/2019	815,280
	Cigna Corporation
2,950,000	3.050%, 10/15/2027	2,704,883
	CIT Group, Inc.
2,970,000	5.000%, 8/15/2022	3,040,537
	Citigroup, Inc.
700,000	2.474%, (LIBOR 3M + 0.770%), 4/8/2019[d]	702,226
1,555,000	2.700%, 3/30/2021	1,532,540
1,675,000	2.750%, 4/25/2022	1,631,160
850,000	4.050%, 7/30/2022	863,521
1,075,000	3.142%, 1/24/2023[d]	1,061,734
2,515,000	4.400%, 6/10/2025	2,560,180
1,520,000	3.200%, 10/21/2026	1,445,929
2,244,000	3.668%, 7/24/2028[d]	2,186,231
1,140,000	4.125%, 7/25/2028	1,125,765
1,815,000	3.520%, 10/27/2028[d]	1,750,808
2,120,000	3.878%, 1/24/2039[d]	2,039,178
	Citizens Bank NA
1,525,000	2.200%, 5/26/2020	1,493,048
	Commerzbank AG
1,850,000	8.125%, 9/19/2023[k]	2,154,190
	Commonwealth Bank of Australia
1,140,000	2.250%, 3/10/2020[k]	1,123,776
2,140,000	2.845%, (LIBOR 3M + 0.700%), 3/16/2023[d,k]	2,134,716
	Compass Bank
1,335,000	2.750%, 9/29/2019	1,327,753
	Cooperatieve Centrale Raiffeisen - Boerenleenbank BA
1,975,000	3.950%, 11/9/2022	1,995,099
4,488,000	4.625%, 12/1/2023	4,676,110
	Credit Agricole SA
820,000	2.522%, (LIBOR 3M + 0.800%), 4/15/2019[d,k]	824,227
1,200,000	3.375%, 1/10/2022[k]	1,189,949
	Credit Suisse AG
772,000	5.400%, 1/14/2020	799,536

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Financials (3.4%) - continued
	Credit Suisse Group AG
$1,800,000	2.997%, 12/14/2023[d,k]	$1,744,519
1,385,000	3.869%, 1/12/2029[d,k]	1,339,508
	Credit Suisse Group Funding, Ltd.
2,366,000	2.750%, 3/26/2020	2,342,437
1,036,000	3.125%, 12/10/2020	1,030,074
1,544,000	3.750%, 3/26/2025	1,507,153
	DDR Corporation
1,585,000	4.625%, 7/15/2022	1,642,666
	Deutsche Bank AG
2,050,000	2.700%, 7/13/2020	2,006,297
2,300,000	3.375%, 5/12/2021	2,272,899
950,000	4.250%, 10/14/2021	964,720
2,100,000	4.875%, 12/1/2032[d]	1,941,681
	Digital Realty Trust LP
1,500,000	3.400%, 10/1/2020	1,508,798
	Discover Bank
1,750,000	8.700%, 11/18/2019	1,894,648
2,150,000	3.100%, 6/4/2020	2,141,840
	Duke Realty, LP
330,000	3.875%, 2/15/2021	335,238
960,000	4.375%, 6/15/2022	993,745
	ERP Operating, LP
337,000	3.375%, 6/1/2025	332,557
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,210,682
	Fifth Third Bancorp
740,000	2.875%, 7/27/2020	738,463
530,000	2.875%, 10/1/2021	523,790
1,200,000	2.600%, 6/15/2022	1,163,179
	Five Corners Funding Trust
1,870,000	4.419%, 11/15/2023[k]	1,952,415
	GE Capital International Funding Company
5,430,000	4.418%, 11/15/2035	5,289,289
	Goldman Sachs Group, Inc.
840,000	2.967%, (LIBOR 3M + 1.200%), 4/30/2018[d]	840,477
620,000	2.939%, (LIBOR 3M + 1.100%), 11/15/2018[d]	622,681
3,970,000	5.375%, 3/15/2020	4,139,216
780,000	2.905%, (LIBOR 3M + 1.160%), 4/23/2020[d]	790,922
2,600,000	5.375%, 5/10/2020[d,o]	2,669,108
4,613,000	5.250%, 7/27/2021	4,884,851
2,150,000	2.876%, 10/31/2022[d]	2,104,159
1,496,000	2.908%, 6/5/2023[d]	1,455,524
2,600,000	3.691%, 6/5/2028[d]	2,518,935
3,130,000	4.750%, 10/21/2045	3,343,575
	Hartford Financial Services Group, Inc.
2,660,000	5.125%, 4/15/2022	2,829,897
	HBOS plc
1,932,000	6.750%, 5/21/2018[k]	1,942,107
	HCP, Inc.
1,930,000	4.000%, 12/1/2022	1,967,642
660,000	3.400%, 2/1/2025	640,527
	HSBC Bank plc
1,765,000	2.479%, (LIBOR 3M + 0.640%), 5/15/2018[d,k]	1,765,210
	HSBC Holdings plc
2,675,000	3.400%, 3/8/2021	2,686,942
1,475,000	6.875%, 6/1/2021[d,o]	1,557,969
1,225,000	2.650%, 1/5/2022	1,190,728
1,170,000	3.600%, 5/25/2023	1,168,912

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Financials (3.4%) - continued
$1,460,000	3.900%, 5/25/2026	$1,456,133
	HSBC USA, Inc.
1,885,000	2.350%, 3/5/2020	1,860,107
	Huntington National Bank
1,030,000	2.200%, 11/6/2018	1,027,107
	Icahn Enterprises, LP
1,045,000	6.750%, 2/1/2024	1,063,287
1,215,000	6.375%, 12/15/2025	1,221,075
	ING Groep NV
1,125,000	3.150%, 3/29/2022	1,109,448
	International Lease Finance Corporation
750,000	5.875%, 8/15/2022	804,659
	Intesa Sanpaolo SPA
2,545,000	3.125%, 7/14/2022[k]	2,458,841
	J.P. Morgan Chase & Company
625,000	2.250%, 1/23/2020	617,341
1,615,000	2.686%, (LIBOR 3M + 0.680%), 6/1/2021[d]	1,623,872
900,000	2.295%, 8/15/2021	874,883
1,930,000	4.500%, 1/24/2022	2,006,188
1,425,000	2.972%, 1/15/2023	1,397,259
1,158,000	3.200%, 1/25/2023	1,146,644
1,950,000	2.700%, 5/18/2023	1,880,625
825,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[d]	837,125
1,320,000	3.625%, 5/13/2024	1,316,286
2,585,000	3.125%, 1/23/2025	2,491,193
3,200,000	3.900%, 7/15/2025	3,224,233
1,250,000	3.300%, 4/1/2026	1,208,040
2,240,000	3.882%, 7/24/2038[d]	2,173,258
	KeyBank NA
975,000	2.350%, 3/8/2019	971,651
	KeyCorp
1,600,000	2.900%, 9/15/2020	1,592,523
	Kimco Realty Corporation
2,992,000	3.300%, 2/1/2025	2,877,770
	Kookmin Bank
1,225,000	1.625%, 8/1/2019[k]	1,201,002
	Liberty Mutual Group, Inc.
760,000	4.950%, 5/1/2022[k]	802,263
	Liberty Property, LP
2,210,000	3.750%, 4/1/2025	2,204,254
	Lloyds Banking Group plc
1,815,000	2.907%, 11/7/2023[d]	1,749,138
	MassMutual Global Funding
1,230,000	2.750%, 6/22/2024[k]	1,187,263
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,239,604
	Mitsubishi UFJ Financial Group, Inc.
1,200,000	2.190%, 9/13/2021	1,157,864
2,160,000	3.455%, 3/2/2023	2,157,045
1,870,000	3.287%, 7/25/2027	1,790,059
	Morgan Stanley
560,000	3.025%, (LIBOR 3M + 1.280%), 4/25/2018[d]	560,322
760,000	5.550%, 7/15/2020[d,o]	783,575
945,000	2.500%, 4/21/2021	925,774
1,900,000	2.625%, 11/17/2021	1,854,622
905,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[d]	915,929
1,683,000	2.750%, 5/19/2022	1,640,808
670,000	4.875%, 11/1/2022	701,846
1,450,000	3.125%, 1/23/2023	1,428,791
1,530,000	4.000%, 7/23/2025	1,542,586

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Financials (3.4%) - continued
$1,925,000	4.350%, 9/8/2026	$1,937,536
2,244,000	3.591%, 7/22/2028[d]	2,169,049
1,815,000	3.772%, 1/24/2029[d]	1,785,639
	MPT Operating Partnership, LP
2,200,000	6.375%, 3/1/2024	2,310,044
	Nasdaq, Inc.
900,000	3.850%, 6/30/2026	887,286
	National City Corporation
1,966,000	6.875%, 5/15/2019	2,051,999
	New York Life Global Funding
1,120,000	2.300%, 6/10/2022[k]	1,082,011
	Park Aerospace Holdings, Ltd.
1,155,000	5.500%, 2/15/2024[k]	1,120,350
	Prudential Financial, Inc.
530,000	2.350%, 8/15/2019	526,561
	Quicken Loans, Inc.
3,705,000	5.750%, 5/1/2025[k]	3,695,737
	Realty Income Corporation
1,475,000	4.125%, 10/15/2026	1,487,653
	Regency Centers, LP
2,100,000	4.125%, 3/15/2028	2,104,613
	Regions Bank
344,000	7.500%, 5/15/2018	345,913
	Regions Financial Corporation
1,400,000	2.250%, 9/14/2018	1,397,472
1,158,000	3.200%, 2/8/2021	1,155,680
	Reinsurance Group of America, Inc.
990,000	5.000%, 6/1/2021	1,038,460
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[k]	657,122
	Royal Bank of Scotland Group plc
1,870,000	8.625%, 8/15/2021[d,o]	2,031,287
1,000,000	3.875%, 9/12/2023	987,192
	Santander UK Group Holdings plc
1,351,000	2.875%, 10/16/2020	1,338,268
	Santander UK plc
608,000	3.050%, 8/23/2018	609,310
	Simon Property Group, LP
570,000	2.500%, 9/1/2020	563,665
1,400,000	2.750%, 2/1/2023	1,365,064
1,520,000	4.250%, 11/30/2046	1,502,025
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[k]	1,021,810
	Societe Generale SA
1,122,000	4.750%, 11/24/2025[k]	1,135,046
	Standard Chartered plc
2,479,000	2.100%, 8/19/2019[k]	2,443,054
	State Street Corporation
873,000	2.785%, (LIBOR 3M + 0.900%), 8/18/2020[d]	883,754
	Sumitomo Mitsui Financial Group, Inc.
1,280,000	2.784%, 7/12/2022	1,248,019
1,090,000	3.102%, 1/17/2023	1,071,788
1,140,000	3.010%, 10/19/2026	1,070,569
	Sumitomo Mitsui Trust Bank, Ltd.
1,825,000	1.950%, 9/19/2019[k]	1,793,601
	SunTrust Banks, Inc.
1,500,000	2.250%, 1/31/2020	1,479,662
	Svenska Handelsbanken AB
1,190,000	2.668%, (LIBOR 3M + 0.490%), 6/17/2019[d]	1,194,105
	Synchrony Financial
2,483,000	3.000%, 8/15/2019	2,475,316

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Financials (3.4%) - continued
$520,000	3.017%, (LIBOR 3M + 1.230%), 2/3/2020[d]	$526,762
590,000	4.250%, 8/15/2024	586,227
	Toronto-Dominion Bank
560,000	3.037%, (LIBOR 3M + 0.930%), 12/14/2020[d]	569,205
	UBS Group Funding Jersey, Ltd.
1,870,000	3.000%, 4/15/2021[k]	1,849,921
1,158,000	4.125%, 9/24/2025[k]	1,163,780
	UBS Group Funding Switzerland AG
1,505,000	3.491%, 5/23/2023[k]	1,486,355
	UnitedHealth Group, Inc.
340,000	3.350%, 7/15/2022	342,338
1,815,000	2.950%, 10/15/2027	1,724,130
3,450,000	4.625%, 7/15/2035	3,768,156
	USB Realty Corporation
535,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[d,k,o]	482,169
	Ventas Realty, LP
1,550,000	3.100%, 1/15/2023	1,521,787
1,790,000	4.000%, 3/1/2028	1,761,062
	Voya Financial, Inc.
2,618,000	3.125%, 7/15/2024	2,518,772
	Wells Fargo & Company
780,000	2.447%, (LIBOR 3M + 0.680%), 1/30/2020[d]	783,936
1,550,000	2.550%, 12/7/2020	1,523,105
1,680,000	2.625%, 7/22/2022	1,624,662
1,550,000	3.069%, 1/24/2023	1,523,714
1,520,000	3.450%, 2/13/2023	1,498,402
1,320,000	3.000%, 2/19/2025	1,256,871
1,875,000	3.000%, 4/22/2026	1,759,258
1,475,000	3.000%, 10/23/2026	1,380,374
2,680,000	4.900%, 11/17/2045	2,804,761
	Welltower, Inc.
2,535,000	4.000%, 6/1/2025	2,531,593

	Total	339,041,977

Foreign Government (<0.1%)
	Argentina Government International Bond
1,110,000	7.500%, 4/22/2026	1,185,480
380,000	6.875%, 1/26/2027	387,410
	Export-Import Bank of Korea
765,000	2.250%, 1/21/2020	753,493
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[k]	1,252,115

	Total	3,578,498

Mortgage-Backed Securities (8.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
46,020,000	3.000%, 4/1/2033[c]	45,916,543
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
82,595,000	4.000%, 4/1/2048[c]	84,746,071
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,478,992	3.000%, 3/15/2045, Ser. 4741, Class GA	1,467,469

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Mortgage-Backed Securities (8.1%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$4,766,273	1.754%, (LIBOR 12M + 1.550%), 7/1/2043[d]	$4,905,931
3,936,464	1.995%, (LIBOR 12M + 1.540%), 7/1/2043[d]	4,038,796
2,827,633	1.993%, (LIBOR 12M + 1.530%), 8/1/2043[d]	2,896,136
99,850,000	3.000%, 4/1/2048[c]	97,300,420
282,300,000	3.500%, 4/1/2048[c]	282,700,499
199,300,000	4.000%, 4/1/2048[c]	204,428,527
77,693,000	4.500%, 4/1/2048[c]	81,322,980
	U.S. Residential Opportunity Fund Trust
1,118,067	3.352%, 11/27/2037, Ser. 2017-1A, Class Ak	1,115,190

	Total	810,838,562

Technology (0.8%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	509,736
	Apple, Inc.
615,000	2.120%, (LIBOR 3M + 0.300%), 5/6/2020[d]	617,773
925,000	3.000%, 2/9/2024	914,191
1,500,000	3.200%, 5/11/2027	1,464,687
1,975,000	3.000%, 6/20/2027	1,902,585
2,905,000	3.000%, 11/13/2027	2,780,246
1,805,000	4.500%, 2/23/2036	1,976,385
1,154,000	4.650%, 2/23/2046	1,268,528
1,875,000	4.250%, 2/9/2047	1,947,864
2,570,000	3.750%, 9/12/2047	2,479,024
	Applied Materials, Inc.
736,000	3.300%, 4/1/2027	722,708
	Avnet, Inc.
1,100,000	3.750%, 12/1/2021	1,098,571
	Baidu, Inc.
1,650,000	3.000%, 6/30/2020	1,638,915
	Broadcom Corporation
3,550,000	3.875%, 1/15/2027	3,449,417
3,270,000	3.500%, 1/15/2028	3,071,491
	Cisco Systems, Inc.
825,000	2.506%, (LIBOR 3M + 0.500%), 3/1/2019[d]	828,421
	CommScope Technologies Finance, LLC
2,220,000	6.000%, 6/15/2025[k]	2,309,910
	Diamond 1 Finance Corporation
950,000	3.480%, 6/1/2019[k]	954,232
1,870,000	5.450%, 6/15/2023[k]	1,981,576
2,110,000	6.020%, 6/15/2026[k]	2,271,042
	Equinix, Inc.
2,695,000	5.750%, 1/1/2025	2,802,800
	Fidelity National Information Services, Inc.
842,000	3.625%, 10/15/2020	852,457
	Harland Clarke Holdings Corporation
2,255,000	8.375%, 8/15/2022[k]	2,294,463
	Hewlett Packard Enterprise Company
760,000	2.850%, 10/5/2018	760,778
910,000	2.100%, 10/4/2019[k]	897,928
760,000	4.400%, 10/15/2022	786,323
	Intel Corporation
320,000	3.100%, 7/29/2022	321,289

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Technology (0.8%) - continued
$925,000	3.700%, 7/29/2025	$944,809
1,737,000	4.100%, 5/19/2046	1,777,960
	Iron Mountain, Inc.
2,740,000	6.000%, 8/15/2023	2,832,091
	Microsoft Corporation
2,400,000	4.750%, 11/3/2055	2,744,652
2,400,000	4.200%, 11/3/2035	2,568,527
4,500,000	3.700%, 8/8/2046	4,431,463
1,850,000	4.250%, 2/6/2047	1,986,724
	NetApp, Inc.
1,200,000	2.000%, 9/27/2019	1,181,311
	NXP BV
1,830,000	3.875%, 9/1/2022[k]	1,816,275
	Oracle Corporation
565,000	2.500%, 5/15/2022	553,743
1,544,000	2.400%, 9/15/2023	1,478,304
3,565,000	2.950%, 5/15/2025	3,450,296
1,815,000	3.850%, 7/15/2036	1,795,508
	QUALCOMM, Inc.
1,158,000	3.000%, 5/20/2022	1,140,398
748,000	4.300%, 5/20/2047	723,460
	Seagate HDD Cayman
1,265,000	4.750%, 1/1/2025	1,231,510
	Sensata Technologies UK Financing Company plc
1,555,000	6.250%, 2/15/2026[k]	1,634,227
	Tyco Electronics Group SA
374,000	3.450%, 8/1/2024	376,326
748,000	3.125%, 8/15/2027	719,503
	VMware, Inc.
450,000	2.950%, 8/21/2022	431,124

	Total	76,721,551

Transportation (0.2%)
	Air Canada Pass Through Trust
432,651	3.875%, 3/15/2023[k]	430,488
	American Airlines Pass Through Trust
1,383,882	3.375%, 5/1/2027	1,351,015
	Avis Budget Car Rental, LLC
1,625,000	6.375%, 4/1/2024[k]	1,645,312
	Burlington Northern Santa Fe, LLC
1,120,000	5.750%, 5/1/2040	1,375,248
3,220,000	5.050%, 3/1/2041	3,699,955
1,175,000	4.450%, 3/15/2043	1,236,705
1,640,000	3.900%, 8/1/2046	1,613,476
	CSX Corporation
442,000	3.700%, 11/1/2023	448,448
	Delta Air Lines, Inc.
830,000	2.875%, 3/13/2020	824,499
221,185	4.950%, 11/23/2020	223,994
	ERAC USA Finance, LLC
294,000	2.800%, 11/1/2018[k]	294,010
	J.B. Hunt Transport Services, Inc.
510,000	3.300%, 8/15/2022	507,538
	XPO Logistics, Inc.
2,270,000	6.500%, 6/15/2022[k]	2,340,937

	Total	15,991,625

U.S. Government and Agencies (6.2%)
	Federal National Mortgage Association
540,000	6.250%, 5/15/2029	700,999
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	681,577

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
U.S. Government and Agencies (6.2%) - continued
	U.S. Treasury Bonds
$4,500,000	2.375%, 5/15/2027	$4,362,736
3,560,000	2.250%, 11/15/2027	3,407,526
4,750,000	5.250%, 11/15/2028	5,831,722
2,975,000	4.375%, 5/15/2040	3,681,611
69,126,000	2.500%, 5/15/2046	62,722,610
10,500,000	2.750%, 8/15/2047	10,013,222
6,202,000	2.750%, 11/15/2047	5,915,893
	U.S. Treasury Bonds, TIPS
36,389,558	0.125%, 1/15/2023	35,764,071
137,999	2.375%, 1/15/2025	154,418
32,356,734	0.375%, 1/15/2027	31,502,242
31,871,243	0.375%, 7/15/2027	31,059,850
97,426	2.125%, 2/15/2040	122,733
1,041,551	0.750%, 2/15/2042	1,012,000
	U.S. Treasury Notes
14,000,000	0.750%, 2/15/2019	13,835,938
13,600,000	1.000%, 10/15/2019	13,347,466
93,170,000	1.500%, 10/31/2019[p,q]	92,070,615
57,660,000	1.750%, 11/30/2019	57,180,664
63,255,000	1.375%, 9/30/2020	61,735,716
5,000,000	1.375%, 5/31/2021	4,838,525
38,359,000	1.125%, 8/31/2021	36,680,671
38,000,000	1.875%, 7/31/2022	36,969,850
20,005,000	2.000%, 11/30/2022	19,520,417
29,100,000	2.125%, 7/31/2024	28,178,237
48,185,000	2.250%, 11/15/2024	46,900,209
12,900,000	2.125%, 11/30/2024	12,458,260
	U.S. Treasury Notes, TIPS
4,494,661	0.125%, 4/15/2021	4,454,854

	Total	625,104,632

Utilities (0.9%)
	American Electric Power Company, Inc.
2,552,000	2.950%, 12/15/2022	2,522,341
	Appalachian Power Company
750,000	3.300%, 6/1/2027	726,611
	Arizona Public Service Company
675,000	2.200%, 1/15/2020	667,516
	Atmos Energy Corporation
785,000	3.000%, 6/15/2027	756,933
	Berkshire Hathaway Energy Company
455,000	2.400%, 2/1/2020	451,178
1,165,000	4.500%, 2/1/2045	1,243,159
	Calpine Corporation
1,235,000	5.375%, 1/15/2023	1,182,265
	CMS Energy Corporation
1,140,000	2.950%, 2/15/2027	1,066,086
1,140,000	3.450%, 8/15/2027	1,105,195
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,234,890
650,000	4.350%, 11/15/2045	684,577
	Consolidated Edison, Inc.
772,000	2.000%, 5/15/2021	745,403
579,000	4.500%, 12/1/2045	620,549
	Dominion Energy, Inc.
1,495,000	2.962%, 7/1/2019	1,492,148
1,496,000	2.579%, 7/1/2020	1,476,914
	Dominion Gas Holdings, LLC
1,885,000	2.500%, 12/15/2019	1,867,577
	DTE Electric Company
965,000	3.700%, 3/15/2045	932,706
1,225,000	3.700%, 6/1/2046	1,200,293

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Utilities (0.9%) - continued
	DTE Energy Company
$265,000	2.400%, 12/1/2019	$261,884
	Duke Energy Carolinas, LLC
2,540,000	3.700%, 12/1/2047	2,443,826
	Duke Energy Corporation
1,073,000	2.100%, 6/15/2018	1,071,908
1,520,000	3.750%, 9/1/2046	1,375,511
	Duke Energy Florida, LLC
1,030,000	3.200%, 1/15/2027	1,005,046
	Duke Energy Indiana, LLC
1,550,000	3.750%, 5/15/2046	1,488,157
	Dynegy, Inc.
2,665,000	7.375%, 11/1/2022	2,808,244
	Edison International
1,520,000	2.950%, 3/15/2023	1,477,547
	Emera U.S. Finance, LP
1,175,000	2.150%, 6/15/2019	1,160,964
	Eversource Energy
1,625,000	2.500%, 3/15/2021	1,599,928
	Exelon Corporation
825,000	5.100%, 6/15/2045	917,711
1,158,000	4.450%, 4/15/2046	1,179,153
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,109,826
1,385,000	2.950%, 1/15/2020	1,380,997
	FirstEnergy Corporation
460,000	2.850%, 7/15/2022	446,036
2,645,000	4.850%, 7/15/2047	2,777,264
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	300,455
760,000	5.300%, 7/1/2043	858,133
	MidAmerican Energy Holdings Company
2,316,000	6.500%, 9/15/2037	3,050,325
	Mississippi Power Company
1,040,000	2.942%, (LIBOR 3M + 0.650%), 3/27/2020[d]	1,040,361
1,040,000	3.950%, 3/30/2028	1,045,766
	Monongahela Power Company
990,000	5.400%, 12/15/2043[k]	1,201,465
	National Rural Utilities Cooperative Finance Corporation
1,500,000	2.300%, 11/1/2020	1,471,899
	NextEra Energy Capital Holdings, Inc.
965,000	2.300%, 4/1/2019	959,839
	NiSource Finance Corporation
748,000	3.490%, 5/15/2027	722,827
2,200,000	5.650%, 2/1/2045	2,570,060
	NRG Energy, Inc.
1,150,000	7.250%, 5/15/2026	1,219,000
	Oncor Electric Delivery Company, LLC
2,992,000	3.750%, 4/1/2045	2,926,301
	Pacific Gas and Electric Company
1,850,000	3.300%, 3/15/2027	1,755,673
1,158,000	4.250%, 3/15/2046	1,118,332
	PG&E Corporation
485,000	2.400%, 3/1/2019	481,824
	PPL Capital Funding, Inc.
497,000	3.500%, 12/1/2022	498,380
748,000	3.400%, 6/1/2023	743,170
1,400,000	5.000%, 3/15/2044	1,531,902
	PPL Electric Utilities Corporation
1,122,000	3.950%, 6/1/2047	1,122,638

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (28.7%)	Value
Utilities (0.9%) - continued
	Public Service Electric & Gas Company
$1,900,000	3.000%, 5/15/2027	$1,826,341
	Sempra Energy
1,640,000	6.150%, 6/15/2018	1,653,858
630,000	2.400%, 3/15/2020	621,704
	Southern California Edison Company
375,000	2.400%, 2/1/2022	365,354
1,500,000	4.000%, 4/1/2047	1,492,689
	Southern Company
1,500,000	2.950%, 7/1/2023	1,456,635
3,295,000	3.250%, 7/1/2026	3,129,050
1,550,000	4.400%, 7/1/2046	1,548,694
	Southern Company Gas Capital Corporation
1,870,000	4.400%, 5/30/2047	1,891,499
	Southwestern Electric Power Company
620,000	3.900%, 4/1/2045	594,517
	Tesoro Logistics, LP
2,460,000	5.250%, 1/15/2025	2,500,959
	Xcel Energy, Inc.
2,250,000	3.350%, 12/1/2026	2,181,838

	Total	86,361,831

	Total Long-Term Fixed Income (cost $2,875,409,567)	2,860,122,453

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
10,851	Henkel AG & Company KGaA, 1.620%	1,426,399

	Total	1,426,399

	Total Preferred Stock (cost $1,493,124)	1,426,399

Shares	Collateral Held for Securities Loaned (0.4%)	Value
43,622,050	Thrivent Cash Management Trust	43,622,050

	Total Collateral Held for Securities Loaned (cost $43,622,050)	43,622,050

Shares or Principal Amount	Short-Term Investments (12.5%)	Value
	Federal Home Loan Bank Discount Notes
600,000	1.500%, 4/3/2018[p,r]	599,973
24,300,000	1.492%, 4/11/2018[p,r]	24,289,916
100,000	1.440%, 4/13/2018[p,r]	99,949
600,000	1.450%, 4/27/2018[p,r]	599,308
9,700,000	1.628%, 5/2/2018[p,r]	9,686,255
20,080,000	1.504%, 5/4/2018[p,q,r]	20,049,659
4,600,000	1.530%, 5/7/2018[p,r]	4,592,396
6,000,000	1.670%, 6/6/2018[p,r]	5,981,364
970,000	1.775%, 6/20/2018[p,r]	966,339
	Thrivent Core Short-Term Reserve Fund
118,484,140	1.940%	1,184,841,397

Shares or Principal Amount	Short-Term Investments (12.5%)	Value
	U.S. Treasury Bills
825,000	1.389%, 4/26/2018[r]	$824,123

	Total Short-Term Investments (cost $1,252,528,498)	1,252,530,679

	Total Investments (cost $9,665,724,576) 108.5%	$10,876,184,225

	Other Assets and Liabilities, Net (8.5%)	(847,536,149)

	Total Net Assets 100.0%	$10,028,648,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

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Schedule of Investments as of March 29, 2018

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

e	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
f

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of March 29, 2018.

g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Non-income producing security.
j	All or a portion of the security is on loan.
k

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $291,266,102 or 2.9% of total net assets.

l	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
m

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

n	All or a portion of the security is insured or guaranteed.
o	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	At March 29, 2018, $151,441 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
r	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Portfolio as of March 29, 2018 was $101,032,066 or 1.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$3,275,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	859,841
Apidos CLO XVIII, 7/22/2026	4/4/2017	3,200,000
Ares XXXII CLO, Ltd., 11/15/2025	2/3/2017	2,750,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	1,400,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	1,260,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	2,350,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	1,400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	657,892
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	1,400,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	1,430,002
Digicel, Ltd., 4/15/2021	8/18/2014	3,774,023
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	645,288
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	647,944
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	2,462,555
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	1,400,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	44,281
Galaxy XX CLO, Ltd., 4/20/2031	2/23/2018	4,500,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	1,325,000
Golub Capital Partners, Ltd., 1/20/2031	11/20/2017	3,683,000
Golub Capital Partners, Ltd., 1/20/2031	12/11/2017	2,500,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	4,500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	3,575,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	4,425,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	4,513,280
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	2,100,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	850,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	3,250,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	1,300,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	6,317,744
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	1,374,410
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	2,198,282
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	3,000,000
Shackleton, Ltd., 4/15/2027	12/16/2016	4,500,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	1,178,032
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	4,140,724
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	1,552,437
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	660,985
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	336,719

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

Security	Acquisition Date	Cost
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	$4,500,000
Verus Securitization Trust, 7/25/2047	7/24/2017	3,111,930
Voya CLO 3, Ltd., 7/25/2026	12/13/2017	1,400,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of March 29, 2018:

Securities Lending Transactions
Taxable Debt Security	$6,488,425
Common Stock	36,287,888
Total lending	$42,776,313
Gross amount payable upon return of collateral for securities loaned	$43,622,050
Net amounts due to counterparty	$845,737

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	11,444,165	–	7,766,458	3,677,707
Capital Goods	7,585,101	–	7,585,101	–
Communications Services	45,154,456	–	44,677,625	476,831
Consumer Cyclical	21,177,250	–	19,023,550	2,153,700
Consumer Non-Cyclical	23,400,490	–	21,895,490	1,505,000
Energy	8,450,867	–	8,450,867	–
Financials	9,821,766	–	9,821,766	–
Technology	8,266,829	–	8,266,829	–
Transportation	4,263,187	–	3,249,817	1,013,370
Utilities	4,178,647	–	2,156,288	2,022,359
Registered Investment Companies
Affiliated Equity Holdings	2,006,378,954	2,006,378,954	–	–
Affiliated Fixed Income Holdings	1,041,826,024	1,041,826,024	–	–
Equity Funds/Exchange Traded Funds	37,380,697	37,380,697	–	–
Fixed Income Funds/Exchange Traded Funds	22,076,469	22,076,469	–	–
Common Stock
Consumer Discretionary	381,226,201	367,831,778	13,394,423	–
Consumer Staples	77,524,663	70,033,918	7,490,745	–
Energy	121,922,309	115,804,527	6,117,525	257
Financials	585,173,778	569,974,741	15,199,037	–
Health Care	309,967,686	302,874,066	7,093,620	–
Industrials	407,005,751	389,799,095	17,206,656	–
Information Technology	803,355,005	799,218,371	4,136,634	–
Materials	105,122,797	90,937,441	14,185,347	9
Real Estate	87,607,581	85,441,008	2,166,573	–
Telecommunications Services	18,185,826	12,144,835	6,040,991	–
Utilities	40,888,501	38,544,892	2,343,609	–
Long-Term Fixed Income
Asset-Backed Securities	136,252,398	–	136,252,398	–
Basic Materials	52,054,870	–	52,054,870	–
Capital Goods	58,489,550	–	58,489,550	–
Collateralized Mortgage Obligations	88,354,799	–	88,354,799	–
Commercial Mortgage-Backed Securities	93,811,413	–	93,811,413	–
Communications Services	128,246,783	–	128,246,783	–
Consumer Cyclical	81,482,135	–	81,482,135	–
Consumer Non-Cyclical	140,696,076	–	140,696,076	–
Energy	123,095,753	–	123,095,753	–
Financials	339,041,977	–	339,041,977	–
Foreign Government	3,578,498	–	3,578,498	–
Mortgage-Backed Securities	810,838,562	–	810,838,562	–
Technology	76,721,551	–	76,721,551	–
Transportation	15,991,625	–	15,991,625	–
U.S. Government and Agencies	625,104,632	–	625,104,632	–
Utilities	86,361,831	–	86,361,831	–
Preferred Stock
Consumer Staples	1,426,399	–	1,426,399	–
Short-Term Investments	67,689,282	–	67,689,282	–

Subtotal Investments in Securities	$9,118,623,134	$5,950,266,816	$3,157,507,085	$10,849,233

Other Investments *	Total
Short-Term Investments	1,184,841,397
Affiliated Registered Investment Companies	529,097,644
Collateral Held for Securities Loaned	43,622,050

Subtotal Other Investments	$1,757,561,091

Total Investments at Value	$10,876,184,225

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	53,228,213	53,228,213	–	–

Total Asset Derivatives	$53,228,213	$53,228,213	$–	$–

Liability Derivatives
Futures Contracts	17,151,259	17,151,259	–	–

Total Liability Derivatives	$17,151,259	$17,151,259	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $77,737,026 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
5-Yr. U.S. Treasury Bond Futures	1,075	July 2018	$122,544,937	$500,574
10-Yr. U.S. Treasury Bond Futures	368	June 2018	44,264,678	315,074
20-Yr. U.S. Treasury Bond Futures	912	June 2018	130,312,087	3,409,913
CME E-mini Russell 2000 Index	337	June 2018	26,390,299	(589,579)
CME Ultra Long Term U.S. Treasury Bond	222	June 2018	34,396,858	1,227,205
ICE mini MSCI EAFE Index	4,626	June 2018	469,539,209	(6,800,429)
ICE US mini MSCI Emerging Markets Index	715	June 2018	43,860,581	(1,396,731)
S&P 500 Index Mini-Futures	2,102	June 2018	285,965,944	(8,186,644)

Total Futures Long Contracts			$1,157,274,593	($11,520,617)

2-Yr. U.S. Treasury Bond Futures	(1,238)	July 2018	($263,032,537)	($177,876)
CME E-mini NASDAQ 100 Index	(2,881)	June 2018	(411,671,348)	31,725,068
CME E-mini S&P Mid-Cap 400 Index	(2,904)	June 2018	(562,902,619)	16,050,379

Total Futures Short Contracts			($1,237,606,504)	$47,597,571

Total Futures Contracts			($80,331,911)	$36,076,954

Reference Description:

CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of March 29, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Equity Holdings
Core International Equity	$101,342	$–	$–	10,014	$101,142	1.0%
Core Low Volatility Equity*	–	278,000	–	27,923	275,318	2.7
Large Cap Stock	336,126	–	–	23,384	336,222	3.4
Large Cap Value	600,310	–	–	31,645	583,731	5.8
Mid Cap Stock	354,525	–	–	17,030	351,792	3.5
Partner Worldwide Allocation	642,668	–	–	58,305	639,444	6.4
Small Cap Stock	99,369	–	3,813	4,544	95,190	0.9

Total Affiliated Equity Holdings	2,134,340				2,382,839	23.7

Affiliated Fixed Income Holdings
Core Emerging Markets Debt	157,883	190	–	15,983	152,638	1.5
High Yield Portfolio	181,814	2,534	–	37,982	179,488	1.8
Income	554,481	4,678	–	54,147	543,511	5.4
Limited Maturity Bond	319,257	1,721	–	32,533	318,827	3.2

Total Affiliated Fixed Income Holdings	1,213,435				1,194,464	11.9

Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	932,140	768,903	516,202	118,484	1,184,841	11.8

Total Affiliated Short-Term Investments	932,140				1,184,841	11.8

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	21,084	113,802	91,264	43,622	43,622	0.4

Total Collateral Held for Securities Loaned	21,084				43,622	0.4

Total Value	$4,300,999				$4,805,766

*	Non-income producing security.

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Equity Holdings
Core International Equity	$–	$(200)	–	$–
Core Low Volatility Equity*	–	(2,682)	–	–
Large Cap Stock	–	96	–	–
Large Cap Value	–	(16,579)	–	–
Mid Cap Stock	–	(2,733)	–	–
Partner Worldwide Allocation	–	(3,224)	–	–
Small Cap Stock	358	(724)	–	–
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	–	(5,434)	–	1,441
High Yield Portfolio	–	(4,860)	–	2,539
Income	–	(15,648)	–	4,686
Limited Maturity Bond	–	(2,151)	–	1,719
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	–	–	–	4,661

Total Income from Affiliated Investments				$15,046

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	171

Total Affiliated Income from Securities Loaned, Net				$171

Total Value	$358	$(54,139)	$–

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (0.8%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$510,000	0.000%, (LIBOR 3M + 2.750%), 3/7/2024[b,c,d,e]	$510,080
372,181	5.127%, (LIBOR 1M + 3.250%), 3/7/2024[d]	373,420
	Big River Steel, LLC, Term Loan
383,075	7.302%, (LIBOR 3M + 5.000%), 8/15/2023[d,e]	387,863
	Chemours Company, Term Loan
499,123	6.250%, (LIBOR 1M + 2.500%), 5/12/2022[d]	498,499
510,000	0.000%, (LIBOR 3M + 1.750%), 3/26/2025[b,c,d]	508,511
	Contura Energy, Inc., Term Loan
661,025	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[d]	658,963
	Coronado Australian Holdings Property, Ltd., Term Loan
275,000	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	270,875
75,000	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	73,875
	Peabody Energy Corporation, Term Loan
100,938	5.377%, (LIBOR 1M + 3.500%), 3/31/2022[d]	101,064
	Tronox Finance, LLC, Term Loan
262,366	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[d]	264,606
605,459	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[d]	610,630

	Total	4,258,386

Capital Goods (<0.1%)
	Advanced Disposal Services, Inc., Term Loan
366,524	3.981%, (LIBOR 1W + 2.250%), 11/10/2023[d]	367,327
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,074,922	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[d]	1,078,953
	Sterigenics-Nordion Holdings, LLC, Term Loan
876,150	4.877%, (LIBOR 1M + 3.000%), 5/15/2022[d]	875,607

	Total	2,321,887

Communications Services (0.3%)
	Altice Financing SA, Term Loan
342,412	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[d]	335,136
	Cengage Learning Acquisitions, Term Loan
458,836	6.036%, (LIBOR 1M + 4.250%), 6/7/2023[d]	416,706
	CenturyLink, Inc., Term Loan
932,663	4.627%, (LIBOR 1M + 2.750%), 1/31/2025[b,c,d]	916,537
	Charter Communications Operating, LLC, Term Loan
753,113	3.880%, (LIBOR 1M + 2.000%), 4/13/2025[d]	755,620

Principal Amount	Bank Loans (0.8%)[a]	Value
Communications Services (0.3%) - continued
	Frontier Communications Corporation, Term Loan
$704,675	5.630%, (LIBOR 1M + 3.750%), 6/1/2024[d]	$694,549
	Hargray Communications Group, Inc., Term Loan
199,497	4.877%, (LIBOR 3M + 3.000%), 5/16/2024[b,c,d]	199,934
	Hargray Merger Subsidiary Corporation, Term Loan
272,938	4.877%, (LIBOR 1M + 3.000%), 3/24/2024[d]	273,535
	Intelsat Jackson Holdings SA, Term Loan
605,000	5.706%, (LIBOR 3M + 3.750%), 11/27/2023[d]	605,000
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,765,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[d]	2,678,013
170,000	8.470%, (LIBOR 3M + 6.750%), 7/7/2023[d,e]	155,550
	McGraw-Hill Global Education Holdings, LLC, Term Loan
790,912	5.877%, (LIBOR 1M + 4.000%), 5/4/2022[d]	780,433
	Mediacom Illinois, LLC, Term Loan
270,000	0.000%, (LIBOR 3M + 1.750%), 2/15/2024[b,c,d]	269,833
	NEP/NCP Holdco, Inc., Term Loan
826,607	5.552%, (LIBOR 1M + 3.250%), 7/21/2022[d]	829,021
49,499	8.740%, (LIBOR 1M + 7.000%), 1/23/2023[d]	49,685
	New LightSquared, Term Loan
204,557	11.305%,PIK 10.265%, (LIBOR 3M + 8.750%), 12/7/2020[d,f]	178,988
	Radiate Holdco, LLC, Term Loan
1,486,247	4.877%, (LIBOR 1M + 3.000%), 2/1/2024[d]	1,476,958
	Sable International Finance, Ltd., Term Loan
1,305,000	5.127%, (LIBOR 1M + 3.250%), 2/6/2026[d]	1,308,262
	SBA Senior Finance II, LLC, Term Loan
525,150	3.990%, (LIBOR 1W + 2.250%), 6/10/2022[d]	525,806
	SFR Group SA, Term Loan
307,675	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[d]	297,676
	Sinclair Television Group, Inc., Term Loan
1,310,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,c,d]	1,314,912
	Sprint Communications, Inc., Term Loan
1,366,200	4.438%, (LIBOR 1M + 2.500%), 2/2/2024[d]	1,365,626
	Syniverse Holdings, Inc., Term Loan
160,000	6.718%, (LIBOR 3M + 5.000%), 2/9/2023[d]	161,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (0.8%)[a]	Value
Communications Services (0.3%) - continued
	Univision Communications, Inc., Term Loan
$960,836	4.627%, (LIBOR 1M + 2.750%), 3/15/2024[d]	$944,425
	WideOpenWest Finance, LLC, Term Loan
520,385	5.104%, (LIBOR 1M + 3.250%), 8/6/2023[d]	508,354

	Total	17,042,269

Consumer Cyclical (0.1%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
656,700	4.380%, (LIBOR 1M + 2.500%), 11/9/2024[d]	657,357
	Ceridian HCM Holding, Inc., Term Loan
326,649	5.377%, (LIBOR 1M + 3.500%), 9/15/2020[d]	327,139
	Four Seasons Hotels, Ltd., Term Loan
450,000	0.000%, (LIBOR 3M + 2.000%), 11/30/2023[b,c,d]	452,250
	Golden Entertainment, Inc., Term Loan
967,575	4.880%, (LIBOR 1M + 3.000%), 8/15/2024[d]	971,813
155,000	8.860%, (LIBOR 1M + 7.000%), 8/15/2025[d,e]	155,775
	IMG Worldwide, Inc., Term Loan
266,666	9.127%, (LIBOR 1M + 7.250%), 5/6/2022[d,e]	268,000
	Men’s Warehouse, Inc., Term Loan
250,000	0.000%, (LIBOR 3M + 3.500%), 3/28/2025[b,c,d,e]	250,000
	Mohegan Tribal Gaming Authority, Term Loan
750,904	5.877%, (LIBOR 1M + 4.000%), 10/13/2023[d]	748,561
	Scientific Games International, Inc., Term Loan
1,225,000	4.722%, (LIBOR 1M + 2.750%), 8/14/2024[d]	1,228,895
	Stars Group Holdings BV, Term Loan
1,341,826	5.802%, (LIBOR 3M + 3.500%), 8/1/2021[d]	1,347,193
	Wyndham Hotels & Resorts, Inc., Term Loan
310,000	0.000%, (LIBOR 3M + 1.750%), 3/29/2025[b,c,d]	310,775

	Total	6,717,758

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
1,376,550	4.936%, (LIBOR 3M + 3.250%), 4/28/2022[d]	1,381,327
	Albertson’s, LLC, Term Loan
606,942	4.627%, (LIBOR 1M + 2.750%), 8/25/2021[d]	599,149
797,708	4.956%, (LIBOR 3M + 3.000%), 6/22/2023[d]	786,739
	Anmeal Pharmaceuticals LLC, Term Loan
505,000	0.000%, (LIBOR 3M + 3.500%), 3/23/2025[b,c,d,e]	505,000

Principal Amount	Bank Loans (0.8%)[a]	Value
Consumer Non-Cyclical (0.1%) - continued
	Endo Luxembourg Finance Company I SARL., Term Loan
$680,935	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[d]	$678,946
	Grifols Worldwide Operations USA, Inc., Term Loan
574,200	3.986%, (LIBOR 1W + 2.250%), 1/23/2025[d]	576,135
	JBS USA LUX SA, Term Loan
1,153,350	4.678%, (LIBOR 3M + 2.500%), 10/30/2022[d]	1,149,267
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,004,726	5.627%, (LIBOR 1M + 3.750%), 6/30/2021[d]	1,012,513
	Revlon Consumer Products Corporation, Term Loan
494,975	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[d]	387,526
	Valeant Pharmaceuticals International, Inc., Term Loan
1,058,557	5.240%, (LIBOR 1M + 3.500%), 4/1/2022[d]	1,069,344

	Total	8,145,946

Energy (<0.1%)
	Calpine Corporation, Term Loan
552,161	4.810%, (LIBOR 3M + 2.500%), 1/15/2024[d]	553,437
	Houston Fuel Oil Terminal, LLC, Term Loan
818,967	5.800%, (LIBOR 3M + 3.500%), 8/19/2021[d]	826,649
	MEG Energy Corporation, Term Loan
71,250	5.810%, (LIBOR 3M + 3.500%), 12/31/2023[d]	71,214
	MRC Global US, Inc., Term Loan
279,300	7.250%, (LIBOR 1M + 3.500%), 9/15/2024[d]	281,395
	Pacific Drilling SA, Term Loan
473,963	0.000%, (PRIME + 4.500%), 6/3/2018[d,g,h]	157,891

	Total	1,890,586

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
1,003,108	5.802%, (LIBOR 3M + 3.500%), 4/13/2024[d]	1,005,616
	Digicel International Finance, Ltd., Term Loan
731,491	5.020%, (LIBOR 3M + 3.250%), 5/10/2024[d]	727,380
	DJO Finance, LLC, Term Loan
1,375	5.035%, (LIBOR 3M + 3.250%), 6/7/2020[d]	1,381
534,875	5.035%, (LIBOR 3M + 3.250%), 6/7/2020[d]	537,106
	Genworth Holdings, Inc., Term Loan
135,000	6.202%, (LIBOR 3M + 4.500%), 2/28/2023[d]	137,279

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (0.8%)[a]	Value
Financials (0.1%) - continued
	MoneyGram International, Inc., Term Loan
$824,979	5.552%, (LIBOR 3M + 3.250%), 3/28/2020[d]	$823,535

	Total	3,232,297

Technology (0.1%)
	Harland Clarke Holdings Corporation, Term Loan
181,842	7.052%, (LIBOR 3M + 4.750%), 10/31/2023[d]	183,257
	Rackspace Hosting, Inc., Term Loan
655,050	4.787%, (LIBOR 3M + 3.000%), 11/3/2023[d]	652,286
	SS&C Technologies Holdings Europe SARL, Term Loan
190,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,c,d]	190,851
	SS&C Technologies, Inc., Term Loan
530,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,c,d]	532,374
	TNS, Inc., Term Loan
268,941	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[d]	269,949
	Western Digital Corporation, Term Loan
824,586	3.877%, (LIBOR 1M + 2.000%), 4/29/2023[d]	828,561

	Total	2,657,278

Transportation (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
1,141,375	6.377%, (LIBOR 1M + 4.500%), 5/18/2023[d]	1,149,935
	OSG Bulk Ships, Inc., Term Loan
199,736	6.040%, (LIBOR 3M + 4.250%), 8/5/2019[d,e]	191,747

	Total	1,341,682

Utilities (<0.1%)
	EnergySolutions, LLC, Term Loan
255,000	6.630%, (LIBOR 1M + 4.750%), 5/29/2020[d,e]	258,187
	HD Supply Waterworks, Term Loan
433,913	5.116%, (LIBOR 3M + 3.000%), 7/21/2024[d,e]	436,082
	Intergen NV, Term Loan
417,753	6.240%, (LIBOR 1W + 4.500%), 6/13/2020[d]	419,495
	Talen Energy Supply, LLC, Term Loan
365,978	5.877%, (LIBOR 1M + 4.000%), 7/6/2023[d]	358,919

	Total	1,472,683

	Total Bank Loans (cost $49,476,799)	49,080,772

Shares	Registered Investment Companies (43.6%)	Value
Affiliated Equity Holdings (37.0%)
21,029,454	Thrivent Core International Equity Fund	212,397,487
18,581,652	Thrivent Core Low Volatility Equity Fund[i]	183,215,092
25,235,015	Thrivent Large Cap Stock Portfolio	362,841,657

Shares	Registered Investment Companies (43.6%)	Value
Affiliated Equity Holdings (37.0%) - continued
22,744,946	Thrivent Large Cap Value Portfolio	$419,553,270
20,616,494	Thrivent Mid Cap Stock Portfolio	425,868,725
51,143,446	Thrivent Partner Worldwide Allocation Portfolio	560,905,514
4,666,964	Thrivent Small Cap Stock Portfolio	97,759,356

	Total	2,262,541,101

Affiliated Fixed Income Holdings (5.8%)
5,093,064	Thrivent Core Emerging Markets Debt Fund	48,638,765
11,644,373	Thrivent High Yield Portfolio	55,026,647
15,905,027	Thrivent Income Portfolio	159,649,885
9,732,299	Thrivent Limited Maturity Bond Portfolio	95,378,476

	Total	358,693,773

Equity Funds/Exchange Traded Funds (0.5%)
16,968	ProShares Ultra S&P 500[j]	1,789,785
93,111	SPDR S&P 500 ETF Trust	24,502,160
53,440	SPDR S&P Biotech ETF[j]	4,688,291
30,830	SPDR S&P Metals & Mining ETF[j]	1,049,453
41,540	VanEck Vectors Oil Services ETF	991,560

	Total	33,021,249

Fixed Income Funds/Exchange Traded Funds (0.3%)
35,000	iShares Barclays 1-3 Year Credit Bond Fund	3,633,000
53,500	PowerShares Senior Loan Portfolio	1,237,455
161,100	Vanguard Short-Term Corporate Bond ETF	12,635,073

	Total	17,505,528

	Total Registered Investment Companies (cost $2,198,576,513)	2,671,761,651

Shares	Common Stock (35.0%)	Value
Consumer Discretionary (4.8%)
51,565	Amazon.com, Inc.[i]	74,632,087
32,400	American Axle & Manufacturing Holdings, Inc.[i]	493,128
1,200	AOKI Holdings, Inc.	18,298
22,102	Aptiv plc	1,878,007
53,569	Aramark	2,119,190
11,258	Ascent Capital Group, Inc.[i]	41,429
1,900	Autobacs Seven Company, Ltd.	35,565
200	Bandai Namco Holdings, Inc.	6,473
5,984	Berkeley Group Holdings plc	318,106
7,716	Booking Holdings, Inc.[i]	16,052,289
56,540	BorgWarner, Inc.	2,840,004
1,522	Breville Group, Ltd.	13,714
7,200	Bridgestone Corporation	316,756
65,426	Bright Horizons Family Solutions, Inc.[i]	6,524,281
46,972	Burlington Stores, Inc.[i]	6,254,322
23,326	Caleres, Inc.	783,754
165,014	Carnival Corporation	10,821,618
12,693	Cedar Fair, LP	810,829
8,063	Century Casinos, Inc.[i]	60,150
47,502	Children’s Place, Inc.	6,424,645
3,550	Chipotle Mexican Grill, Inc.[i]	1,147,041
1,500	Chiyoda Company, Ltd.	37,352
629	Cie Generale des Etablissements Michelin	93,119
306,517	Comcast Corporation	10,473,686
153,924	Core-Mark Holding Company, Inc.	3,272,424

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (35.0%)	Value
Consumer Discretionary (4.8%) - continued
27,127	CSS Industries, Inc.	$474,722
24,717	Culp, Inc.	755,104
2,400	DCM Holdings Company, Ltd.	24,422
18,250	DISH Network Corporation[i]	691,492
61,725	Dollar Tree, Inc.[i]	5,857,702
160,052	Duluth Holdings, Inc.[i,j]	2,997,774
10,797	Emerald Expositions Events, Inc.	210,326
2,585	Eutelsat Communications	51,236
6,820	Expedia, Inc.	752,996
42,096	Five Below, Inc.[i]	3,087,321
11,298	FTD Companies, Inc.[i]	41,125
61,208	G-III Apparel Group, Ltd.[i]	2,306,317
72,110	Habit Restaurants, Inc.[i]	634,568
67,728	Harley-Davidson, Inc.	2,904,177
23,644	Haverty Furniture Companies, Inc.	476,427
6,345	Hemisphere Media Group, Inc.[i]	71,381
33,872	Home Depot, Inc.	6,037,345
24,100	Honda Motor Company, Ltd.	834,260
2,965	Hugo Boss AG	258,302
10,108	Hyatt Hotels Corporation	770,836
9,055	Inchcape plc	87,791
62,731	International Speedway Corporation	2,766,437
947	Ipsos SA	37,214
2,182	JM AB	49,663
17,755	K12, Inc.[i]	251,766
11,267	La-Z-Boy, Inc.	337,447
53,997	Liberty Media Corporation - Liberty SiriusXM[i]	2,205,777
13,465	Liberty SiriusXM Group[i]	553,412
289	Linamar Corporation	15,788
15,515	Lithia Motors, Inc.	1,559,568
115,587	Lowe’s Companies, Inc.	10,142,759
7,583	Magna International, Inc.	427,302
202	Marcus Corporation	6,131
5,242	Mediaset Espana Comunicacion SA	53,398
81,290	Michaels Companies, Inc.[i]	1,602,226
63,980	Modine Manufacturing Company[i]	1,353,177
84,243	Netflix, Inc.[i]	24,881,170
108,540	Newell Brands, Inc.	2,765,599
45,556	News Corporation, Class A	719,785
14,881	News Corporation, Class B	239,584
128	Nexity SA	8,198
1,682	Next plc	112,440
2,100	NHK Spring Company, Ltd.	22,490
72,900	Nissan Motor Company, Ltd.	752,484
82,490	Norwegian Cruise Line Holdings, Ltd.[i]	4,369,495
162,851	Nutrisystem, Inc.	4,388,834
4,547	O’Reilly Automotive, Inc.[i]	1,124,837
47,705	Oxford Industries, Inc.	3,556,885
35,810	Papa John’s International, Inc.[j]	2,051,913
17,424	Peugeot SA	419,560
38,337	Planet Fitness, Inc.[i]	1,447,988
1,000	Plenus Company, Ltd.	19,446
24,810	Polaris Industries, Inc.[j]	2,841,241
19,111	PVH Corporation	2,893,979
40,174	Ross Stores, Inc.	3,132,769
2,900	Sangetsu Company, Ltd.	60,132
7,800	Sankyo Company, Ltd.	272,863
2,300	SHIMAMURA Company, Ltd.	286,783
15,660	Signet Jewelers, Ltd.	603,223
120,300	Six Flags Entertainment Corporation	7,489,878
12,430	Stamps.com, Inc.[i]	2,499,051
7,500	Sumitomo Rubber Industries, Ltd.	138,280
6,336	Systemax, Inc.	180,893
500	Takara Standard Company, Ltd.	8,480
80,017	Toll Brothers, Inc.	3,460,735

Shares	Common Stock (35.0%)	Value
Consumer Discretionary (4.8%) - continued
89,786	Tower International, Inc.	$2,491,562
11,400	Toyoda Gosei Company, Ltd.	264,019
81,985	Tupperware Brands Corporation	3,966,434
9,400	TV Asahi Holdings Corporation	207,794
5,032	Ulta Beauty, Inc.[i]	1,027,887
11,540	Vail Resorts, Inc.	2,558,418
34,086	VF Corporation	2,526,454
69,574	Walt Disney Company	6,988,013
3,775	Whirlpool Corporation	577,990
55,280	Wingstop, Inc.	2,610,874
2,234	Wolters Kluwer NV	118,815
3,300	Yokohama Rubber Company, Ltd.	76,482
105,850	Zoe’s Kitchen, Inc.[i,j]	1,528,474
42,140	Zumiez, Inc.[i]	1,007,146

	Total	292,855,333

Consumer Staples (0.9%)
1,868	Altria Group, Inc.	116,414
3,000	Arcs Company, Ltd.	72,893
9,349	Coca-Cola Company	406,027
217,000	Cott Corporation	3,194,240
51,360	CVS Health Corporation	3,195,106
64,115	e.l.f. Beauty, Inc.[i,j]	1,241,908
1,097	Empire Company, Ltd.	22,019
2,268	ForFarmers BV	31,655
79,256	Hain Celestial Group, Inc.[i]	2,541,740
655	Henkel AG & Company KGaA	82,519
17,381	Inter Parfums, Inc.	819,514
5,700	Japan Tobacco, Inc.	162,832
35,170	John B. Sanfilippo & Son, Inc.	2,035,288
10,980	Kimberly-Clark Corporation	1,209,227
2,700	Lawson, Inc.	184,578
77,758	MGP Ingredients, Inc.[j]	6,966,339
500	Ministop Company, Ltd.	10,280
69,914	Monster Beverage Corporation[i]	3,999,780
57,550	PepsiCo, Inc.	6,281,582
79,116	Pinnacle Foods, Inc.	4,280,176
30	Seaboard Corporation	127,950
6,975	Seneca Foods Corporation[i]	193,207
1,200	Seven & I Holdings Company, Ltd.	51,399
20,932	SpartanNash Company	360,240
20,751	Unilever NV	1,171,300
18,227	Unilever plc	1,010,914
166,114	US Foods Holding Corporation[i]	5,443,556
91,714	Wal-Mart Stores, Inc.	8,159,795

	Total	53,372,478

Energy (1.3%)
157,557	Abraxas Petroleum Corporation[i]	349,776
26,150	Anadarko Petroleum Corporation	1,579,721
4,355	Andeavor	437,939
117,798	Archrock, Inc.	1,030,732
135,669	BP plc	915,099
268,918	Callon Petroleum Company[i]	3,560,474
52,370	Chevron Corporation	5,972,275
38,260	Concho Resources, Inc.[i]	5,751,626
2,631	Contura Energy, Inc.	176,277
194,167	Denbury Resources, Inc.[i]	532,018
47,830	Devon Energy Corporation	1,520,516
23,751	EQT Corporation	1,128,410
22,319	Era Group, Inc.[i]	208,683
30,156	Exterran Corporation[i]	805,165
69,446	Exxon Mobil Corporation	5,181,366
6,764	Forum Energy Technologies, Inc.[i]	74,404
463,181	Gran Tierra Energy, Inc.[i]	1,292,275
156,657	Halliburton Company	7,353,480

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (35.0%)	Value
Energy (1.3%) - continued
51,385	Helix Energy Solutions Group, Inc.[i]	$297,519
22,134	HollyFrontier Corporation	1,081,467
8,414	Keane Group, Inc.[i]	124,527
1,620	Mammoth Energy Services, Inc.[i]	51,937
306,292	Marathon Oil Corporation	4,940,490
46,725	Marathon Petroleum Corporation	3,416,065
118,281	Newpark Resources, Inc.[i]	958,076
97,870	Nine Energy Service, Inc.[i]	2,383,134
86,775	Oil States International, Inc.[i]	2,273,505
6,671	OMV AG	389,100
45,139	ONEOK, Inc.	2,569,312
11,102	Par Pacific Holdings, Inc.[i]	190,621
105,041	Parsley Energy, Inc.[i]	3,045,139
146,025	Patterson-UTI Energy, Inc.	2,556,898
22,680	Pioneer Energy Services Corporation[i]	61,236
23,532	Pioneer Natural Resources Company	4,042,327
74,528	Ring Energy, Inc.[i]	1,069,477
50,140	Rowan Companies plc[i]	578,616
2,562	Royal Dutch Shell plc, Class A	81,058
14,369	Royal Dutch Shell plc, Class B	462,371
43,610	RPC, Inc.[j]	786,288
6,551	SM Energy Company	118,114
12,377	Tallgrass Energy GP, LP	235,411
28,347	TechnipFMC plc	834,819
65,577	Teekay Tankers, Ltd.[j]	78,037
2,731	TGS Nopec Geophysical Company ASA	66,999
6,526	Total SA	374,069
6,526	Total SA Rights[e,i]	96
93,749	Unit Corporation[i]	1,852,480
17,488	W&T Offshore, Inc.[i]	77,472
622,110	Weatherford International plc[i,j]	1,424,632
305,790	WPX Energy, Inc.[i]	4,519,576

	Total	78,811,104

Financials (6.7%)
2,976	ABN AMRO Group NVk	89,736
15,778	Affiliated Managers Group, Inc.	2,991,193
55,079	Aflac, Inc.	2,410,257
27,350	Ally Financial, Inc.	742,552
11,988	American Express Company	1,118,241
39,016	American Financial Group, Inc.	4,378,376
25,160	American International Group, Inc.	1,369,207
30,600	Ameris Bancorp	1,618,740
2,454	Anima Holding SPA[k]	16,670
500	Aozora Bank, Ltd.	20,068
37,813	Argo Group International Holdings, Ltd.	2,170,466
115,400	Assured Guaranty, Ltd.	4,177,480
1,574	ASX, Ltd.	68,213
14,083	Australia & New Zealand Banking Group, Ltd.	293,114
9,704	Banco BPM SPA[i]	33,676
71,429	Banco de Sabadell SA	146,103
77,350	BancorpSouth Bank	2,459,730
836,121	Bank of America Corporation	25,075,269
3,172	Bank of Marin Bancorp	218,709
90,155	Bank of New York Mellon Corporation	4,645,687
36,633	Bank of the Ozarks	1,768,275
24,909	BankFinancial Corporation	422,955
6,363	Bankinter SA	65,509
110,242	Beneficial Bancorp, Inc.	1,714,263
39,317	Berkshire Hathaway, Inc.[i]	7,842,955
32,901	Berkshire Hills Bancorp, Inc.	1,248,593
61,040	Blackstone Group, LP	1,950,228
7,820	Blue Hills Bancorp, Inc.	163,047

Shares	Common Stock (35.0%)	Value
Financials (6.7%) - continued
777	BNP Paribas SA	$57,623
144,557	Boston Private Financial Holdings, Inc.	2,175,583
211,761	BrightSphere Investment Group	3,337,353
19,825	Brookline Bancorp, Inc.	321,165
224,994	Brown & Brown, Inc.	5,723,847
4,959	CaixaBank SA	23,643
24,977	Capital One Financial Corporation	2,393,296
58,741	Cathay General Bancorp	2,348,465
111,532	Central Pacific Financial Corporation	3,174,201
41,614	Chemical Financial Corporation	2,275,454
5,820	Cherry Hill Mortgage Investment Corporation	102,083
14,080	Chubb, Ltd.	1,925,722
16,496	CI Financial Corporation	353,390
455,456	Citigroup, Inc.	30,743,280
22,621	Citizens Financial Group, Inc.	949,630
210,427	CNO Financial Group, Inc.	4,559,953
12,142	CNP Assurances	306,516
158,631	CoBiz Financial, Inc.	3,109,168
57,861	Comerica, Inc.	5,550,606
31,593	Community Trust Bancorp, Inc.	1,428,004
73,569	CYS Investments, Inc.	494,384
2,294	Danske Bank AS	85,952
48,335	Direct Line Insurance Group plc	258,810
3,990	Discover Financial Services	287,001
16,051	DnB ASA	316,160
139,997	Dynex Capital, Inc.	928,180
313,123	E*TRADE Financial Corporation[i]	17,350,145
9,839	Eagle Bancorp, Inc.[i]	588,864
95,273	East West Bancorp, Inc.	5,958,373
21,277	Ellington Residential Mortgage REIT	233,196
50,856	Employers Holdings, Inc.	2,057,125
77,494	Enterprise Financial Services Corporation	3,634,469
33,262	Essent Group, Ltd.[i]	1,415,631
3,007	Euronext NVk	220,410
7,916	FBL Financial Group, Inc.	548,975
135,324	Fifth Third Bancorp	4,296,537
22,892	Financial Institutions, Inc.	677,603
4,781	Finecobank Banca Fineco SPA	57,546
109,745	First BanCorp[i]	660,665
31,566	First Busey Corporation	938,142
55,955	First Commonwealth Financial Corporation	790,644
10,892	First Connecticut Bancorp, Inc.	278,835
25,659	First Defiance Financial Corporation	1,470,774
13,679	First Financial Corporation	569,046
84,209	First Interstate BancSystem, Inc.	3,330,466
4,058	First Merchants Corporation	169,219
1,622	First Mid-Illinois Bancshares, Inc.	59,122
22,898	First Midwest Bancorp, Inc.	563,062
12,175	First of Long Island Corporation	334,204
28,771	First Republic Bank	2,664,482
46,784	FlexiGroup, Ltd.	65,054
61,461	Franklin Resources, Inc.	2,131,467
4,297	Genworth MI Canada, Inc.[j]	136,746
68,742	Goldman Sachs Group, Inc.	17,313,360
37,308	Great Southern Bancorp, Inc.	1,863,535
1,982	Guaranty Bancorp	56,190
108,101	Hamilton Lane, Inc.	4,024,600
44,020	Hancock Holding Company	2,275,834
70,093	Hanmi Financial Corporation	2,155,360
3,002	Hannover Rueckversicherung SE	409,570
57,850	Hanover Insurance Group, Inc.	6,819,936
873	Hargreaves Lansdown plc	20,038

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (35.0%)	Value
Financials (6.7%) - continued
59,539	Hartford Financial Services Group, Inc.	$3,067,449
46,959	Heartland Financial USA, Inc.	2,491,175
157,373	Heritage Commerce Corporation	2,593,507
30,127	Heritage Financial Corporation	921,886
35,216	Hometrust Bancshares, Inc.[i]	917,377
65,666	Hope Bancorp, Inc.	1,194,465
56,512	Horace Mann Educators Corporation	2,415,888
31,642	Horizon Bancorp	949,576
38,616	Houlihan Lokey, Inc.	1,722,274
106,804	HSBC Holdings plc	1,002,964
237,276	Huntington Bancshares, Inc.	3,582,868
35,339	IBERIABANK Corporation	2,756,442
30,876	Independent Bank Corporation	707,060
19,505	Infinity Property & Casualty Corporation	2,309,392
194,307	Interactive Brokers Group, Inc.	13,065,203
92,429	Intercontinental Exchange, Inc.	6,702,951
75,021	Invesco, Ltd.	2,401,422
188,524	Investment Technology Group, Inc.	3,721,464
74,108	Investors Bancorp, Inc.	1,010,833
36,230	J.P. Morgan Chase & Company	3,984,213
3,553	Jupiter Fund Management plc	23,555
441,449	KeyCorp	8,630,328
19,202	Lakeland Bancorp, Inc.	381,160
149,708	Leucadia National Corporation	3,402,863
85,479	Loews Corporation	4,250,871
1,848	Macquarie Group, Ltd.	147,354
930	Markel Corporation[i]	1,088,332
12,461	MarketAxess Holdings, Inc.	2,709,520
155,798	Medibank Private, Ltd.	349,692
4,282	Mercantile Bank Corporation	142,376
170,804	Meridian Bancorp, Inc.	3,441,701
73,740	MetLife, Inc.	3,383,929
79,867	MGIC Investment Corporation[i]	1,038,271
56,967	MidWestOne Financial Group, Inc.	1,896,431
107,400	Mizuho Financial Group, Inc.	195,723
43,034	MTGE Investment Corporation	770,309
11,504	Nasdaq, Inc.	991,875
22,530	National Bank Holdings Corporation	749,122
5,163	National Bank of Canada	243,012
24,553	Navigators Group, Inc.	1,415,480
2,543	NBT Bancorp, Inc.	90,226
31,922	Old Mutual plc	107,414
21,948	Old Second Bancorp, Inc.	305,077
32,975	PacWest Bancorp	1,633,252
2,198	Pargesa Holding SA	195,026
60,401	PCSB Financial Corporation[i]	1,267,213
11,432	Peapack-Gladstone Financial Corporation	381,714
6,122	Peoples Bancorp, Inc.	217,025
2,983	Plus500, Ltd.	47,798
5,235	Power Corporation of Canada	119,462
26,050	Primerica, Inc.	2,516,430
39,600	Principal Financial Group, Inc.	2,412,036
143,724	Provident Financial Services, Inc.	3,677,897
12,800	Prudential Financial, Inc.	1,325,440
25,127	QCR Holdings, Inc.	1,126,946
4,431	Raymond James Financial, Inc.	396,176
40,871	Regions Financial Corporation	759,383
60,620	Sandy Spring Bancorp, Inc.	2,349,631
162,510	Santander Consumer USA Holdings Inc.	2,648,913
3,220	Schroders plc	144,475
173,510	Seacoast Banking Corporation of Florida[i]	4,592,810

Shares	Common Stock (35.0%)	Value
Financials (6.7%) - continued
2,664	Selective Insurance Group, Inc.	$161,705
4,800	Senshu Ikeda Holdings, Inc.	18,390
255,770	SLM Corporation[i]	2,867,182
1,200	Sony Financial Holdings, Inc.	21,912
35,020	State Auto Financial Corporation	1,000,521
19,111	State Bank Financial Corporation	573,521
26,060	State Street Corporation	2,598,964
124,132	Sterling Bancorp	2,799,177
60,731	Stifel Financial Corporation	3,597,097
22,472	SVB Financial Group[i]	5,393,505
64,791	Synchrony Financial	2,172,442
174,787	Synovus Financial Corporation	8,728,863
58,774	TD Ameritrade Holding Corporation	3,481,184
9,532	Territorial Bancorp, Inc.	282,719
27,190	TriCo Bancshares	1,012,012
18,590	TriState Capital Holdings, Inc.[i]	432,217
184,861	TrustCo Bank Corporation	1,562,075
2,677	Union Bankshares Corporation	98,273
48,590	United Community Banks, Inc.	1,537,873
80,987	United Financial Bancorp, Inc.	1,311,989
4,727	United Fire Group, Inc.	226,234
29,827	Unum Group	1,420,063
271	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,060
16,313	Washington Trust Bancorp, Inc.	876,824
42,453	Wells Fargo & Company	2,224,962
111,474	Western Alliance Bancorp[i]	6,477,754
45,801	Western Asset Mortgage Capital Corporation	443,812
22,676	Wintrust Financial Corporation	1,951,270
47,111	WSFS Financial Corporation	2,256,617
135,100	Zions Bancorporation	7,123,823
39	Zurich Insurance Group AG	12,865

	Total	410,347,568

Health Care (3.8%)
9,719	ABIOMED, Inc.[i]	2,828,132
3,285	Acorda Therapeutics, Inc.[i]	77,690
28,504	Aerie Pharmaceuticals, Inc.[i]	1,546,342
8,050	Aetna, Inc.	1,360,450
101,563	Alexion Pharmaceuticals, Inc.[i]	11,320,212
31,466	Amgen, Inc.	5,364,324
14,556	Arena Pharmaceuticals, Inc.[i]	574,962
33,900	Astellas Pharmaceutical, Inc.	518,534
62,433	Asterias Biotherapeutics, Inc.[i,j]	90,528
1,431	Atrion Corporation	903,390
10,750	Biogen, Inc.[i]	2,943,565
124,369	BioMarin Pharmaceutical, Inc.[i]	10,082,595
40,795	Cardiovascular Systems, Inc.[i]	894,634
110,840	Catalent, Inc.[i]	4,551,090
166,391	Celgene Corporation[i]	14,843,741
8,483	Chemed Corporation	2,314,671
15,250	Coherus Biosciences, Inc.[i]	168,513
29,742	Concert Pharmaceuticals, Inc.[i]	681,092
696	CONMED Corporation	44,078
2,412	Cooper Companies, Inc.	551,890
18,655	Danaher Corporation	1,826,511
34,690	Dexcom, Inc.[i,j]	2,572,610
5,975	Edwards Lifesciences Corporation[i]	833,632
10,730	Eli Lilly and Company	830,180
14,034	Epizyme, Inc.[i]	249,104
58,200	Evolent Health, Inc.[i,j]	829,350
29,120	Express Scripts Holding Company[i]	2,011,610
4,499	FibroGen, Inc.[i]	207,854
156,950	GenMark Diagnostics, Inc.[i]	853,808
41,150	GlaxoSmithKline plc ADR[j]	1,607,731

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (35.0%)	Value
Health Care (3.8%) - continued
3,850	HealthStream, Inc.	$95,596
9,581	Heska Corporation[i]	757,570
37,290	Hill-Rom Holdings, Inc.	3,244,230
20,873	HMS Holdings Corporation[i]	351,501
33,512	Inogen, Inc.[i]	4,116,614
82,805	Intersect ENT, Inc.[i]	3,254,237
13,170	Intra-Cellular Therapies, Inc.[i]	277,229
1,305	Ionis Pharmaceuticals, Inc.[i]	57,524
4,540	Jazz Pharmaceuticals, Inc.[i]	685,495
81,448	Johnson & Johnson	10,437,561
600	KYORIN Holdings, Inc.	11,336
3,048	Laboratory Corporation of America Holdings[i]	493,014
244	LNA Sante	16,993
23,503	Magellan Health Services, Inc.[i]	2,517,171
13,109	Medpace Holdings, Inc.[i]	457,635
186,635	Medtronic plc	14,971,860
86,310	Merck & Company, Inc.	4,701,306
2,648	Mettler-Toledo International, Inc.[i]	1,522,679
103,500	MiMedx Group, Inc.[i,j]	721,395
61,980	Mylan NVi	2,551,717
79,600	Myriad Genetics, Inc.[i]	2,352,180
18,749	National Healthcare Corporation	1,118,003
39,904	Neurocrine Biosciences, Inc.[i]	3,309,239
56,044	Nevro Corporation[i]	4,857,334
10,770	Novartis AG	871,087
23,033	Novo Nordisk AS	1,132,898
85,540	NuVasive, Inc.[i]	4,466,043
63,100	Omnicell, Inc.[i]	2,738,540
29,520	PerkinElmer, Inc.	2,235,254
26,850	Perrigo Company plc	2,237,679
266,562	Pfizer, Inc.	9,460,285
24,169	Prothena Corporation plc[i,j]	887,244
53,575	RadNet, Inc.[i]	771,480
451	Roche Holding AG	103,458
5,620	Sage Therapeutics, Inc.[i]	905,213
125,959	Tactile Systems Technology, Inc.[i,j]	4,005,496
27,335	Teleflex, Inc.	6,969,878
26,842	Thermo Fisher Scientific, Inc.	5,541,799
2,707	Ultragenyx Pharmaceutical, Inc.[i]	138,030
145,972	UnitedHealth Group, Inc.	31,238,008
25,930	Universal Health Services, Inc.	3,070,371
55,939	Veeva Systems, Inc.[i]	4,084,666
20,194	Vertex Pharmaceuticals, Inc.[i]	3,291,218
3,050	Waters Corporation[i]	605,883
12,960	West Pharmaceutical Services, Inc.	1,144,238
75,680	Wright Medical Group NVi	1,501,491
77,520	Zoetis, Inc.	6,473,695

	Total	230,236,196

Industrials (4.8%)
55,233	Acco Brands Corporation	693,174
5,779	Adecco SA	411,638
44,198	Advanced Disposal Services, Inc.[i]	984,731
32,883	AECOM[i]	1,171,621
30,114	Aegion Corporation[i]	689,912
55,500	Aerojet Rocketdyne Holdings, Inc.[i]	1,552,335
31,895	AGCO Corporation	2,068,391
63,621	AMETEK, Inc.	4,833,287
26,405	ArcBest Corporation	846,280
1,600	Asahi Glass Company, Ltd.	67,052
20,496	Atlas Copco AB, Class A	890,178
10,710	Atlas Copco AB, Class B	418,179
120,130	AZZ, Inc.	5,249,681
8,310	Boeing Company	2,724,683
8,375	Brink’s Company	597,556

Shares	Common Stock (35.0%)	Value
Industrials (4.8%) - continued
27,330	BWX Technologies, Inc.	$1,736,275
77,720	Casella Waste Systems, Inc.[i]	1,817,094
60,430	CBIZ, Inc.[i]	1,102,848
500	Central Glass Company, Ltd.	11,513
64,822	Colfax Corporation[i]	2,067,822
55,129	Comfort Systems USA, Inc.	2,274,071
93,960	Costamare, Inc.	586,310
39,302	Crane Company	3,644,867
2,540	CSW Industrials, Inc.[i]	114,427
172,671	CSX Corporation	9,619,501
41,469	Curtiss-Wright Corporation	5,601,218
1,600	Dai Nippon Printing Company, Ltd.	33,249
40,210	Delta Air Lines, Inc.	2,203,910
19,835	Donaldson Company, Inc.	893,567
9,064	Dun & Bradstreet Corporation	1,060,488
29,226	Dycom Industries, Inc.[i]	3,145,594
55,704	EMCOR Group, Inc.	4,341,013
8,437	Emerson Electric Company	576,247
58,281	Encore Wire Corporation	3,304,533
2,012	EnerSys	139,572
5,695	Engility Holdings, Inc.[i]	138,958
10,702	ESCO Technologies, Inc.	626,602
22,149	Federal Signal Corporation	487,721
1,827	Ferguson plc	137,408
20,888	Forrester Research, Inc.	865,808
20,292	Fortive Corporation	1,573,036
33,930	Fortune Brands Home and Security, Inc.	1,998,138
11,570	Franklin Electric Company, Inc.	471,477
17,966	General Dynamics Corporation	3,968,689
29,290	Genesee & Wyoming, Inc.[i]	2,073,439
1,315	Global Brass and Copper Holdings, Inc.	43,987
9,371	GMS, Inc.[i]	286,378
6,628	Gorman-Rupp Company	193,869
37,344	Granite Construction, Inc.	2,086,036
21,360	GWA Group, Ltd.	55,630
85,918	Harsco Corporation[i]	1,774,207
68,066	Healthcare Services Group, Inc.	2,959,510
41,428	Heico Corporation	3,596,365
6,506	Heidrick & Struggles International, Inc.	203,312
7,532	Hillenbrand, Inc.	345,719
60,141	Honeywell International, Inc.	8,690,976
46,146	Hubbell, Inc.	5,619,660
5,250	Huntington Ingalls Industries, Inc.	1,353,240
3,858	Hyster-Yale Materials Handling, Inc.	269,790
45,740	ICF International, Inc.	2,673,503
2,700	Inaba Denki Sangyo Company, Ltd.	119,356
23,060	Ingersoll-Rand plc	1,971,861
115,992	Interface, Inc.	2,922,998
48,409	Jacobs Engineering Group, Inc.	2,863,392
28,233	JB Hunt Transport Services, Inc.	3,307,496
125,748	KAR Auction Services, Inc.	6,815,542
43,442	KeyW Holding Corporation[i,j]	341,454
43,822	Kforce, Inc.	1,185,385
135,100	Kirby Corporation[i]	10,395,945
17,030	L3 Technologies, Inc.	3,542,240
16,804	Lincoln Electric Holdings, Inc.	1,511,520
22,820	Lindsay Corporation	2,086,661
7,052	Lockheed Martin Corporation	2,383,082
1,166	Loomis AB	42,094
5,900	Marubeni Corporation	43,085
43,410	Masco Corporation	1,755,500
30,880	Masonite International Corporation[i]	1,894,488
9,178	Middleby Corporation[i]	1,136,145

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (35.0%)	Value
Industrials (4.8%) - continued
30,657	Milacron Holdings Corporation[i]	$617,432
4,000	Mitsuboshi Belting, Ltd.	44,563
6,379	Monadelphous Group, Ltd.	75,195
18,553	Moog, Inc.[i]	1,528,953
352,956	MRC Global, Inc.[i]	5,802,597
8,313	National Express Group plc	45,069
57,808	Navigant Consulting, Inc.[i]	1,112,226
180,885	NCI Building Systems, Inc.[i]	3,201,664
138,180	Nexeo Solutions, Inc.[i]	1,478,526
7,000	Nitto Kogyo Corporation	108,459
2,020	Nobina ABk	13,064
75,978	Norfolk Southern Corporation	10,316,293
2,506	Northgate plc	11,862
21,423	Novanta, Inc.[i]	1,117,209
20,087	Old Dominion Freight Line, Inc.	2,952,186
32,216	On Assignment, Inc.[i]	2,637,846
12,291	Orion Group Holdings, Inc.[i]	80,998
44,438	Oshkosh Corporation	3,433,724
19,256	PageGroup plc	145,111
26,348	Parker Hannifin Corporation	4,506,298
7,948	Quad/Graphics, Inc.	201,482
30,234	Radiant Logistics, Inc.[i]	117,006
47,672	Raven Industries, Inc.	1,670,904
24,349	Raytheon Company	5,255,001
24,408	RELX NV	505,951
14,986	RELX plc	307,839
5,360	Resources Connection, Inc.	86,832
807	Rockwool International AS	240,396
21,812	Roper Industries, Inc.	6,122,410
52,995	Royal Mail plc	402,220
34,796	RPX Corporation	371,969
18,063	Saia, Inc.[i]	1,357,434
1,014	Sandvik AB	18,578
1,831	Schindler Holding AG, Participation Certificate	395,071
24	SGS SA	59,038
1,000	ShinMaywa Industries, Ltd.	8,271
40,137	SiteOne Landscape Supply, Inc.[i]	3,092,154
17,690	SKF ABj	362,416
5,900	Smiths Group plc	125,501
323,378	Southwest Airlines Company	18,523,092
18,359	SP Plus Corporation[i]	653,580
1,086	Spirax-Sarco Engineering plc	87,606
78,475	SPX Corporation[i]	2,548,868
39,273	SPX FLOW, Inc.[i]	1,931,839
3,977	Standex International Corporation	379,207
4,922	Stanley Black & Decker, Inc.	754,050
650	Sulzer, Ltd.	85,561
18,900	Sumitomo Electric Industries, Ltd.	288,858
900	Taikisha, Ltd.	29,518
49,100	Terex Corporation	1,836,831
2,700	Toppan Forms Company, Ltd.	29,902
23,000	Toppan Printing Company, Ltd.	189,059
14,328	Toro Company	894,784
120,730	TPI Composites, Inc.[i]	2,710,389
4,018	Transcontinental, Inc.	79,371
4,010	TransDigm Group, Inc.	1,230,829
20,620	TransUnion[i]	1,170,804
84,327	TriMas Corporation[i]	2,213,584
41,177	TrueBlue, Inc.[i]	1,066,484
7,000	Tsubakimoto Chain Company	57,223
32,810	United Continental Holdings, Inc.[i]	2,279,311
19,054	United Parcel Service, Inc.	1,994,192
35,899	United Rentals, Inc.[i]	6,200,834
62,910	United Technologies Corporation	7,915,336
81,950	Univar, Inc.[i]	2,274,113

Shares	Common Stock (35.0%)	Value
Industrials (4.8%) - continued
29,946	Universal Truckload Services, Inc.	$633,358
12,751	Valmont Industries, Inc.	1,865,471
25,798	Vectrus, Inc.[i]	960,718
40,475	Verisk Analytics, Inc.[i]	4,209,400
4,550	Vinci SA	448,153
15,662	WABCO Holdings, Inc.[i]	2,096,672
53,663	WageWorks, Inc.[i]	2,425,568
109,058	Waste Connections, Inc.	7,823,821
10,169	Watsco, Inc.	1,840,284
74,176	Willdan Group, Inc.[i]	2,102,890
1,200	Yuasa Trading Company, Ltd.	39,451

	Total	296,085,278

Information Technology (10.1%)
59,070	2U, Inc.[i]	4,963,652
86,100	Advanced Micro Devices, Inc.[i,j]	865,305
93,000	Agilent Technologies, Inc.	6,221,700
91,500	Akamai Technologies, Inc.[i]	6,494,670
38,931	Alliance Data Systems Corporation	8,286,853
29,978	Alphabet, Inc., Class Ai	31,091,383
22,241	Alphabet, Inc., Class Ci	22,948,041
25,403	Ambarella, Inc.[i,j]	1,244,493
8,593	American Software, Inc.	111,709
60,674	Amphenol Corporation	5,225,852
221,763	Apple, Inc.	37,207,396
17,650	Arista Networks, Inc.[i]	4,506,045
85,299	Arrow Electronics, Inc.[i]	6,569,729
10,570	Atkore International Group, Inc.[i]	209,815
24,922	Automatic Data Processing, Inc.	2,828,149
37,340	Belden, Inc.	2,574,220
132,279	Benchmark Electronics, Inc.	3,948,528
134	BKW FMB Energie	8,914
115,413	Blackline, Inc.[i]	4,525,344
185,223	Booz Allen Hamilton Holding Corporation	7,171,835
658	Broadcom, Ltd.	155,058
79,805	CA, Inc.	2,705,389
3,600	Canon, Inc.	130,602
4,839	Capgemini SA	603,784
20,834	CDW Corporation	1,464,839
1,154	CGI Group, Inc.[i]	66,552
196,691	Ciena Corporation[i]	5,094,297
693,316	Cisco Systems, Inc.	29,736,323
27,650	Cognex Corporation	1,437,523
10,161	Comtech Telecommunications Corporation	303,712
32,325	CoreLogic, Inc.[i]	1,462,060
44,900	Descartes Systems Group, Inc.[i]	1,281,895
139,220	Dolby Laboratories, Inc.	8,848,823
23,851	Endurance International Group Holdings, Inc.[i]	176,497
49,530	Envestnet, Inc.[i]	2,838,069
11,710	Euronet Worldwide, Inc.[i]	924,153
146,669	EVERTEC, Inc.	2,398,038
2,607	ExlService Holdings, Inc.[i]	145,392
11,206	Extreme Networks, Inc.[i]	124,050
141,045	Facebook, Inc.[i]	22,537,581
44,182	Fidelity National Information Services, Inc.	4,254,727
57,398	Fiserv, Inc.[i]	4,093,051
119,075	FLIR Systems, Inc.	5,954,941
55,151	Fortinet, Inc.[i]	2,954,991
33,840	Global Payments, Inc.	3,773,837
66,872	Guidewire Software, Inc.[i]	5,405,264
78,140	HP, Inc.	1,712,829
13,400	IAC/InterActiveCorporation[i]	2,095,492

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (35.0%)	Value
Information Technology (10.1%) - continued
50,393	Insight Enterprises, Inc.[i]	$1,760,227
189,930	Keysight Technologies, Inc.[i]	9,950,433
24,603	KLA-Tencor Corporation	2,681,973
36,300	Konica Minolta Holdings, Inc.	308,585
780	Kulicke and Soffa Industries, Inc.[i]	19,508
4,000	Kyocera Corporation	226,792
16,930	Lam Research Corporation	3,439,499
7,681	Leidos Holdings, Inc.	502,337
44,301	Liberty Tripadvisor Holdings, Inc.[i]	476,236
105,030	M/A-COM Technology Solutions Holdings, Inc.[i,j]	1,743,498
27,745	ManTech International Corporation	1,539,015
221,962	MasterCard, Inc.	38,878,864
39,410	Maxim Integrated Products, Inc.	2,373,270
32,621	Methode Electronics, Inc.	1,275,481
33,310	Microsemi Corporation[i]	2,155,823
497,550	Microsoft Corporation	45,411,389
54,371	Monolithic Power Systems, Inc.	6,294,531
65,240	National Instruments Corporation	3,299,187
3,700	NEC Networks & System Integration Corporation	96,240
65,970	New Relic, Inc.[i]	4,889,696
24,016	Nice, Ltd. ADR[i]	2,255,823
159,521	NRG Yield, Inc., Class A	2,622,525
60,747	NVIDIA Corporation	14,068,398
248,821	Oracle Corporation	11,383,561
22,060	Palo Alto Networks, Inc.[i]	4,004,331
332,049	PayPal Holdings, Inc.[i]	25,192,558
53,525	Pegasystems, Inc.	3,246,291
17,821	Plantronics, Inc.	1,075,854
53,380	Plexus Corporation[i]	3,188,387
39,687	Progress Software Corporation	1,525,965
66,613	Proofpoint, Inc.[i]	7,570,567
96,259	Q2 Holdings, Inc.[i]	4,384,597
218,605	Quantenna Communications, Inc.[i]	2,994,889
118,315	Red Hat, Inc.[i]	17,689,276
26,690	Rogers Corporation[i]	3,190,523
52,509	Rudolph Technologies, Inc.[i]	1,454,499
1,300	Ryoyo Electro Corporation	20,935
187,747	SailPoint Technologies Holdings, Inc.[i]	3,884,485
227,046	Salesforce.com, Inc.[i]	26,405,450
8,704	ScanSource, Inc.[i]	309,427
2,477	Seagate Technology plc	144,954
265,261	Sequans Communications SA ADR[i,j]	445,638
30,028	ServiceNow, Inc.[i]	4,968,133
11,400	Shinko Electric Industries Company, Ltd.	84,274
47,700	SS&C Technologies Holdings, Inc.	2,558,628
48,395	Synopsys, Inc.[i]	4,028,400
2,112	TE Connectivity, Ltd.	210,989
20,825	Teradata Corporation[i]	826,128
16,429	Teradyne, Inc.	750,970
25,270	Texas Instruments, Inc.	2,625,300
43,139	Total System Services, Inc.	3,721,170
23,263	Travelport Worldwide, Ltd.	380,117
20,988	Trimble, Inc.[i]	753,049
45,225	Twitter, Inc.[i]	1,311,977
31,889	Tyler Technologies, Inc.[i]	6,727,303
6,147	Ultimate Software Group, Inc.[i]	1,498,024
8,037	VASCO Data Security International, Inc.[i]	104,079
41,376	Verint Systems, Inc.[i]	1,762,618
126,879	Virtusa Corporation[i]	6,148,556
291,163	Visa, Inc.	34,828,918
154,676	Xilinx, Inc.	11,173,794
21,341	XO Group, Inc.[i]	442,826

Shares	Common Stock (35.0%)	Value
Information Technology (10.1%) - continued
103,213	Zix Corporation[i]	$440,720

	Total	619,410,892

Materials (1.1%)
19,300	Alcoa Corporation[i]	867,728
1,698	APERAM	81,310
23,149	Balchem Corporation	1,892,431
11,761	BASF SE	1,192,771
26,941	BHP Billiton plc	532,440
23,364	BHP Billiton, Ltd.	517,874
32,369	Celanese Corporation	3,243,697
36,850	CF Industries Holdings, Inc.	1,390,351
49,327	Continental Building Products, Inc.[i]	1,408,286
67,776	Crown Holdings, Inc.[i]	3,439,632
15,100	Daicel Corporation	165,813
26,319	Eastman Chemical Company	2,778,760
9,253	Evonik Industries AG	326,292
3,393	Ferro Corporation[i]	78,785
57,670	Ferroglobe Representation & Warranty Insurance Trust[e,i]	6
67,092	Freeport-McMoRan, Inc.[i]	1,178,806
6,984	Granges AB	82,164
70,778	Graphic Packaging Holding Company	1,086,442
27,921	Hecla Mining Company	102,470
1,157	Hudbay Minerals, Inc.	8,190
38,012	Innospec, Inc.	2,607,623
28,171	International Paper Company	1,505,177
3,000	JSR Corporation	67,518
12,948	Kadant, Inc.	1,223,586
6,000	Kaneka Corporation	59,685
7,432	Koppers Holdings, Inc.[i]	305,455
13,500	Kuraray Company, Ltd.	234,067
7,600	Kyoei Steel, Ltd.	129,823
7,828	Lundin Mining Corporation	51,342
15,380	Martin Marietta Materials, Inc.	3,188,274
22,398	Mercer International, Inc.	278,855
1,190	Methanex Corporation	72,173
10,532	Mondi plc	283,080
69,751	Myers Industries, Inc.	1,475,234
13,610	Neenah, Inc.	1,067,024
41,137	Newmont Mining Corporation	1,607,223
500	Nippon Shokubai Company, Ltd.	34,571
30,175	Norsk Hydro ASA	178,989
32,349	Nucor Corporation	1,976,200
6,049	Olympic Steel, Inc.	124,065
133,072	OMNOVA Solutions, Inc.[i]	1,397,256
104,194	Owens-Illinois, Inc.[i]	2,256,842
8,968	Packaging Corporation of America	1,010,694
72,473	Reliance Steel & Aluminum Company	6,213,835
245	Rio Tinto plc	12,432
1,235	Rio Tinto, Ltd.	69,965
44,900	RPM International, Inc.	2,140,383
24,400	Ryerson Holding Corporation[i]	198,860
5,006	Sandfire Resources NL	28,520
47,507	Schweitzer-Mauduit International, Inc.	1,859,899
15,515	Scotts Miracle-Gro Company	1,330,411
31,905	Sensient Technologies Corporation	2,251,855
3,061	Solvay SA	425,417
37,120	Steel Dynamics, Inc.	1,641,446
2,525	Stepan Company	210,030
400	Taiyo Holdings Company, Ltd.	17,216
4,700	Toagosei Company, Ltd.	55,607
15,592	Trinseo SA	1,154,588
6,581	United States Steel Corporation	231,585
18,888	UPM-Kymmene Oyj	700,251

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (35.0%)	Value
Materials (1.1%) - continued
26,111	Verso Corporation[i]	$439,709
5,268	W. R. Grace & Company	322,560
61,921	WestRock Company	3,973,471
1,200	Yamato Kogyo Company, Ltd.	33,113

	Total	64,820,157

Real Estate (1.0%)
40,340	Ares Commercial Real Estate Corporation	498,199
148,263	Armada Hoffler Properties, Inc.	2,029,720
1,806	Artis Real Estate Investment Trust	19,050
20,060	Ashford Hospitality Prime, Inc.	194,983
73,794	Ashford Hospitality Trust, Inc.	476,709
15,654	Bluerock Residential Growth REIT, Inc.	133,059
4,552	British Land Company plc	41,033
277,752	Brixmor Property Group, Inc.	4,235,718
6,700	Camden Property Trust	564,006
16,279	Catchmark Timber Trust, Inc.	202,999
85,318	Cedar Realty Trust, Inc.	336,153
71,791	Chatham Lodging Trust	1,374,798
16,309	Chesapeake Lodging Trust	453,553
35,417	City Office REIT, Inc.	409,420
80,266	Cousins Properties, Inc.	696,709
33,636	CyrusOne, Inc.	1,722,500
200	Daito Trust Construction Company, Ltd.	34,053
58,026	DDR Corporation	425,331
21,885	DEXUS Property Group	157,588
5,000	Digital Realty Trust, Inc.	526,900
60,134	Douglas Emmett, Inc.	2,210,526
21,250	Duke Realty Corporation	562,700
8,367	Equity Lifestyle Properties, Inc.	734,372
27,568	First Industrial Realty Trust, Inc.	805,813
34,583	Franklin Street Properties Corporation	290,843
6,413	Gaming and Leisure Properties, Inc.	214,643
23,050	General Growth Properties, Inc.	471,603
17,115	GEO Group, Inc.	350,344
6,339	Getty Realty Corporation	159,870
22,000	Hang Lung Properties, Ltd.	51,635
28,642	HFF, Inc.	1,423,507
92,290	Highwoods Properties, Inc.	4,044,148
127,484	Hospitality Properties Trust	3,230,444
30,645	Host Hotels & Resorts, Inc.	571,223
39,000	Hysan Development Company, Ltd.	206,967
144,116	InfraREIT, Inc.	2,800,174
53,108	Liberty Property Trust	2,109,981
16,516	Mid-America Apartment Communities, Inc.	1,506,920
145,008	Monmouth Real Estate Investment Corporation	2,180,920
60,275	National Storage Affiliates Trust	1,511,697
8,200	One Liberty Properties, Inc.	181,220
43,610	Physicians Realty Trust	679,008
20,096	Ramco-Gershenson Properties Trust	248,386
10,146	RE/MAX Holdings, Inc.	613,326
81,812	Retail Properties of America, Inc.	953,928
12,000	Road King Infrastructure, Ltd.	23,932
19,364	Ryman Hospitality Properties	1,499,742
5,691	Saul Centers, Inc.	290,070
24,886	SBA Communications Corporation[i]	4,253,515
15,664	Stockland	48,604
111,598	Summit Hotel Properties, Inc.	1,518,849
11,172	Sun Communities, Inc.	1,020,786
10,000	Sun Hung Kai Properties, Ltd.	158,730

Shares	Common Stock (35.0%)	Value
Real Estate (1.0%) - continued
4,000	Swire Pacific, Ltd.	$40,506
48,753	Terreno Realty Corporation	1,682,466
73,835	Urstadt Biddle Properties, Inc.	1,425,015
80,542	Weyerhaeuser Company	2,818,970
29,100	Wing Tai Holdings, Ltd.	46,138
26,823	Xenia Hotels & Resorts, Inc.	528,950

	Total	58,002,952

Telecommunications Services (0.1%)
3,823	Freenet AG	116,349
89,270	KCOM Group plc	115,351
1,900	KDDI Corporation	48,933
8,400	Nippon Telegraph & Telephone Corporation	391,886
39,200	NTT DOCOMO, Inc.	999,343
176,040	ORBCOMM, Inc.[i]	1,649,495
26,474	Telenor ASA	602,049
3,173	Telephone & Data Systems, Inc.	88,939
102,189	Verizon Communications, Inc.	4,886,678

	Total	8,899,023

Utilities (0.4%)
83,743	AES Corporation	952,158
672	Alpha Natural Resources Holdings, Inc.[i]	16,296
2,528	ANR, Inc.[i]	60,672
17,228	Artesian Resources Corporation	628,477
3,500	Chubu Electric Power Company, Inc.	50,231
13,527	Consolidated Water Company, Ltd.	196,818
23,610	Edison International, Inc.	1,503,013
3,380	Eversource Energy	199,150
33,170	MDU Resources Group, Inc.	934,067
10,506	Middlesex Water Company	385,570
24,990	New Jersey Resources Corporation	1,002,099
28,925	NorthWestern Corporation	1,556,165
59,929	NRG Yield, Inc., Class C	1,018,793
75,604	OGE Energy Corporation	2,477,543
20,100	Osaka Gas Company, Ltd.	399,768
104,697	PG&E Corporation	4,599,339
42,360	PNM Resources, Inc.	1,620,270
4,585	Portland General Electric Company	185,738
14,400	Public Service Enterprise Group, Inc.	723,456
16,290	Southwest Gas Holdings, Inc.	1,101,693
5,985	Spire, Inc.	432,715
14,700	Tokyo Gas Company, Ltd.	392,787
118,156	UGI Corporation	5,248,489
2,704	Unitil Corporation	125,493
1,094	Verbund AG	31,747

	Total	25,842,547

	Total Common Stock (cost $1,616,740,880)	2,138,683,528

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Asset-Backed Securities (0.7%)
	Access Group, Inc.
239,720	2.121%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ad,k	238,906
	ALM Loan Funding CLO
975,000	2.871%, (LIBOR 3M + 1.140%), 10/17/2026, Ser. 2014-11A, Class A1R*,d	975,146

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Asset-Backed Securities (0.7%) - continued
	AMSR Trust
$1,075,000	3.208%, (LIBOR 1M + 1.400%), 11/17/2033, Ser. 2016-SFR1, Class Ad,k	$1,079,440
	Apidos CLO XVIII
950,000	2.865%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,d	950,076
	Ares XXXII CLO, Ltd.
750,000	3.049%, (LIBOR 3M + 1.210%), 11/15/2025, Ser. 2014-32A, Class A1R*,d	750,381
	Babson CLO, Ltd.
385,000	2.881%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,d	385,058
	Bayview Koitere Fund Trust
921,853	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ad,k	944,906
	Betony CLO, Ltd.
350,000	3.072%, (LIBOR 3M + 1.350%), 4/15/2027, Ser. 2015-1A, Class AR*,d	350,151
	Birchwood Park CLO, Ltd.
385,000	2.900%, (LIBOR 3M + 1.180%), 7/15/2026, Ser. 2014-1A, Class AR*,d	385,074
	BlueMountain CLO, Ltd.
725,000	2.744%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,d	725,114
	Carlyle Global Market Strategies CLO, Ltd.
400,000	2.922%, (LIBOR 3M + 1.200%), 10/15/2026, Ser. 2014-4A, Class A1R*,d	400,071
	Cent CLO 16, LP
180,920	3.023%, (LIBOR 3M + 1.250%), 8/1/2024, Ser. 2012-16A, Class A1AR*,d	180,996
	Cent CLO 22, Ltd.
400,000	3.204%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,d	400,241
	Commonbond Student Loan Trust
670,710	2.730%, 10/25/2040, Ser. 2016-B, Class A1[k]	659,053
900,000	2.102%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[d,k]	899,989
600,000	3.210%, 2/25/2044, Ser. 2018-AGS, Class A1[k]	599,740
	DRB Prime Student Loan Trust
359,123	3.531%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,d	367,335
1,147,766	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	1,140,682
	Dryden 34 Senior Loan Fund CLO
385,000	2.882%, (LIBOR 3M + 1.160%), 10/15/2026, Ser. 2014-34A, Class AR*,d	385,091
	Earnest Student Loan Program, LLC
1,571,777	3.020%, 5/25/2034, Ser. 2016-B, Class A2[k]	1,561,054

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Asset-Backed Securities (0.7%) - continued
	Edlinc Student Loan Funding Trust
$158,748	4.540%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,d	$161,291
	Galaxy XX CLO, Ltd.
1,200,000	2.745%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class AR*,d	1,202,882
	GoldenTree Loan Opportunities IX, Ltd.
400,000	3.130%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,d	400,190
	Golub Capital Partners, Ltd.
1,095,000	2.626%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-22A, Class AR*,d	1,103,381
750,000	2.681%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2017-RT5, Class A*,d	755,518
	Laurel Road Prime Student Loan Trust
850,000	2.810%, 11/25/2042, Ser. 2017-2A, Class Ak	833,891
	Lendmark Funding Trust
600,000	2.800%, 5/20/2026, Ser. 2017-1III, Class Ak	596,721
	Limerock CLO III, LLC
1,150,000	2.945%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1R*,d	1,150,243
	Madison Park Funding XIV, Ltd.
1,050,000	2.865%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,d	1,050,556
	Magnetite XII, Ltd.
1,200,000	3.052%, (LIBOR 3M + 1.330%), 4/15/2027, Ser. 2015-12A, Class AR*,d	1,206,104
	Marlette Funding Trust
953,212	2.390%, 7/15/2024, Ser. 2017-2A, Class Ak	950,955
	Morgan Stanley Bank of America Merrill Lynch Trust
1,425,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	1,427,138
1,425,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	1,412,357
	Morgan Stanley Capital, Inc.
851,479	2.022%, (LIBOR 1M + 0.150%), 2/25/2037, Ser. 2007-NC2, Class A2FPd	551,687
	Mountain View CLO, Ltd.
1,200,000	3.182%, (LIBOR 3M + 1.460%), 7/15/2027, Ser. 2015-9A, Class A1A*,d	1,201,069
	Neuberger Berman CLO XIV, Ltd.
600,000	3.010%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class AR*,d	604,193
	Neuberger Berman CLO, Ltd.
260,000	2.925%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,d	261,292

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Asset-Backed Securities (0.7%) - continued
	Octagon Investment Partners XX, Ltd.
$975,000	2.941%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,d	$975,335
	OZLM VIII, Ltd.
385,000	2.861%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,d	385,058
	Race Point IX CLO, Ltd.
900,000	2.932%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,d	907,968
	Renaissance Home Equity Loan Trust
1,096,369	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[l]	793,362
1,350,610	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[l]	1,012,318
1,150,218	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[l]	660,319
	Shackleton, Ltd.
1,200,000	3.092%, (LIBOR 3M + 1.370%), 4/15/2027, Ser. 2015-7A, Class AR*,d	1,200,313
	SLM Student Loan Trust
416,567	2.392%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[d]	417,824
	SoFi Consumer Loan Program, LLC
357,735	3.260%, 8/25/2025, Ser. 2016-1, Class Ak	357,781
419,911	3.050%, 12/26/2025, Ser. 2016-3, Class Ak	419,572
639,114	2.500%, 5/26/2026, Ser. 2017-4, Class Ak	631,675
807,040	2.140%, 9/25/2026, Ser. 2017-5, Class A1[k]	802,483
	SoFi Professional Loan Program, LLC
309,741	2.420%, 3/25/2030, Ser. 2015-A, Class A2[k]	307,392
	Stanwich Mortgage Loan Company, LLC
392,677	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,l	392,761
	Symphony CLO VIII, Ltd.
92,598	2.804%, (LIBOR 3M + 1.100%), 1/9/2023, Ser. 2012- 8A, Class AR*,d	92,606
	Symphony CLO XV, Ltd.
1,150,000	2.911%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,d	1,150,270
	U.S. Small Business Administration
300,047	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	302,000
	Verizon Owner Trust
375,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ak	371,316
	Voya CLO 3, Ltd.
385,000	2.465%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2017-2, Class A*,d	384,997

	Total	39,813,322

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Basic Materials (0.3%)
	Alcoa Nederland Holding BV
$695,000	6.750%, 9/30/2024[k]	$743,650
	Anglo American Capital plc
820,000	4.875%, 5/14/2025[k]	839,902
	ArcelorMittal SA
670,000	5.750%, 3/1/2021	706,012
550,000	6.125%, 6/1/2025	598,125
	Braskem Netherlands Finance BV
720,000	4.500%, 1/10/2028[k]	700,848
	BWAY Holding Company
745,000	5.500%, 4/15/2024[k]	749,656
	CF Industries, Inc.
815,000	3.450%, 6/1/2023	782,400
	Chemours Company
665,000	5.375%, 5/15/2027	666,663
	First Quantum Minerals, Ltd.
355,000	7.000%, 2/15/2021[k]	355,887
500,000	7.500%, 4/1/2025[k]	490,938
	Georgia-Pacific, LLC
245,000	2.539%, 11/15/2019[k]	243,491
	Glencore Finance Canada, Ltd.
224,000	6.000%, 11/15/2041[k]	247,177
	Glencore Funding, LLC
180,000	2.782%, (LIBOR 3M + 1.060%), 4/16/2018[d,k]	180,036
224,000	4.125%, 5/30/2023[k]	225,460
300,000	4.000%, 3/27/2027[k]	289,420
	International Paper Company
600,000	4.350%, 8/15/2048	568,194
	Kinross Gold Corporation
448,000	5.950%, 3/15/2024	480,480
635,000	4.500%, 7/15/2027[k]	621,856
	Novelis Corporation
275,000	5.875%, 9/30/2026[k]	270,875
	Olin Corporation
895,000	5.125%, 9/15/2027	882,694
	Peabody Securities Finance Corporation
745,000	6.375%, 3/31/2025[k]	772,938
	Platform Specialty Products Corporation
500,000	5.875%, 12/1/2025[k]	488,750
	Sherwin-Williams Company
540,000	3.125%, 6/1/2024	521,888
	Steel Dynamics, Inc.
615,000	5.000%, 12/15/2026	615,000
	Teck Resources, Ltd.
955,000	6.125%, 10/1/2035	1,012,300
	United States Steel Corporation
775,000	6.250%, 3/15/2026	772,094
	Vale Overseas, Ltd.
340,000	6.250%, 8/10/2026	380,902
350,000	6.875%, 11/21/2036	411,670
350,000	6.875%, 11/10/2039	414,750
	Westlake Chemical Corporation
448,000	3.600%, 8/15/2026	432,362
	WestRock Company
470,000	3.750%, 3/15/2025[k]	468,655

	Total	16,935,073

Capital Goods (0.3%)
	AECOM
920,000	5.875%, 10/15/2024	962,550
	Ardagh Packaging Finance plc
760,000	6.000%, 2/15/2025[k]	763,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Capital Goods (0.3%) - continued
	Ashtead Capital, Inc.
$630,000	4.125%, 8/15/2025[k]	$604,800
	Bombardier, Inc.
895,000	7.500%, 3/15/2025[k]	918,494
	Building Materials Corporation of America
660,000	6.000%, 10/15/2025[k]	676,500
	CEMEX SAB de CV
730,000	6.125%, 5/5/2025[k]	759,346
	Cintas Corporation No. 2
345,000	3.700%, 4/1/2027	344,361
	CNH Industrial Capital, LLC
370,000	4.375%, 11/6/2020	377,862
480,000	4.875%, 4/1/2021	493,800
	CNH Industrial NV
450,000	4.500%, 8/15/2023	457,978
600,000	3.850%, 11/15/2027	582,097
	Crown Americas Capital Corporation IV
670,000	4.500%, 1/15/2023	664,975
	Huntington Ingalls Industries, Inc.
720,000	3.483%, 12/1/2027[k]	692,064
	L3 Technologies, Inc.
705,000	3.950%, 5/28/2024	708,867
	Lockheed Martin Corporation
150,000	2.500%, 11/23/2020	148,606
480,000	3.600%, 3/1/2035	457,764
448,000	4.500%, 5/15/2036	474,652
120,000	6.150%, 9/1/2036	150,708
	Northrop Grumman Corporation
820,000	3.850%, 4/15/2045	764,048
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[k]	969,312
	Pentair Finance SA
545,000	2.900%, 9/15/2018	545,116
	Republic Services, Inc.
335,000	2.900%, 7/1/2026	313,759
	Reynolds Group Issuer, Inc.
670,000	5.125%, 7/15/2023[k]	676,499
	Roper Industries, Inc.
601,000	2.050%, 10/1/2018	599,556
	Roper Technologies, Inc.
336,000	2.800%, 12/15/2021	330,453
	Siemens Financieringsmaatschappij NV
932,000	4.200%, 3/16/2047[k]	974,645
	Standard Industries, Inc.
415,000	5.500%, 2/15/2023[k]	429,525
	Textron, Inc.
400,000	7.250%, 10/1/2019	425,034
720,000	3.375%, 3/1/2028	686,925
	United Rentals North America, Inc.
680,000	5.500%, 7/15/2025	696,150
	United Technologies Corporation
600,000	4.050%, 5/4/2047	568,908

	Total	18,219,154

Collateralized Mortgage Obligations (0.4%)
	Angel Oak Mortgage Trust I, LLC
258,408	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	259,008

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Collateralized Mortgage Obligations (0.4%) - continued
	Bayview Opportunity Master Fund Trust
$829,576	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ad,k	$842,868
1,352,371	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ad,k	1,373,989
1,103,303	3.500%, 5/28/2069, Ser. 2011-2, Class A2[d,k]	1,111,732
	BCAP, LLC Trust
766,838	2.052%, (LIBOR 1M + 0.180%), 3/25/2037, Ser. 2007-AA1, Class 2A1[d]	734,245
	Citigroup Mortgage Loan Trust, Inc.
278,109	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	277,141
	CitiMortgage Alternative Loan Trust
930,085	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	876,979
	COLT Mortgage Loan Trust
436,915	2.800%, 12/26/2046, Ser. 2016-3, Class A1*,d	433,230
1,273,185	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ad,k	1,275,096
	Countrywide Alternative Loan Trust
344,979	3.383%, 10/25/2035, Ser. 2005-43, Class 4A1[d]	303,664
290,284	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	191,075
173,473	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	169,637
892,590	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	746,646
889,507	7.000%, 10/25/2037, Ser. 2007-24, Class A10	579,820
	Countrywide Home Loans, Inc.
324,654	5.750%, 4/25/2037, Ser. 2007-3, Class A27	269,534
	Deutsche Alt-A Securities Mortgage Loan Trust
238,368	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	218,051
	Federal Home Loan Mortgage Corporation
1,656,584	4.000%, 7/15/2031, Ser.- 4104, Class KIm	191,273
1,038,919	3.000%, 2/15/2033, Ser. 4170, Class IGm	118,066
	Federal National Mortgage Association
1,983,278	3.500%, 1/25/2033, Ser. 2012-150, Class YIm	257,297
	Impac Secured Assets Trust
1,641,183	2.112%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2014-GC18, Class A3[d]	1,352,491
	J.P. Morgan Mortgage Trust
541,219	3.605%, 10/25/2036, Ser. 2006-A6, Class 1A2[d]	499,288
953,417	2.252%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[d]	565,235
1,105,483	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	725,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Collateralized Mortgage Obligations (0.4%) - continued
	MASTR Alternative Loans Trust
$232,716	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	$234,965
552,590	2.322%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[d]	266,643
	Merrill Lynch Alternative Note Asset Trust
241,492	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	199,230
	Preston Ridge Partners Mortgage Trust, LLC
2,018,363	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,l	2,010,726
	Pretium Mortgage Credit Partners, LLC
641,166	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,l	640,592
939,837	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[k,l]	933,666
	Residential Accredit Loans, Inc. Trust
846,315	2.622%, (LIBOR 1M + 0.750%), 6/25/2035, Ser. 2005-QS7, Class A3[d]	705,432
	Residential Asset Securitization Trust
1,078,811	2.252%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[d]	265,215
	Sequoia Mortgage Trust
536,916	3.602%, 9/20/2046, Ser. 2007-1, Class 4A1[d]	443,747
	Sunset Mortgage Loan Company, LLC
1,328,157	3.500%, 6/15/2047, Ser. 2017-NPL1, Class A*,l	1,315,674
460,532	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,l	460,671
	TBW Mortgage-Backed Trust
2,755,293	5.965%, 7/25/2037, Ser. 2007-2, Class A1Ad	1,691,709
	Towd Point Mortgage Trust
1,001,980	2.750%, 10/25/2056, Ser. 2017-1, Class A1[d,k]	990,857
756,815	2.472%, (LIBOR 1M + 0.600%), 2/25/2057, Ser. 2017-5, Class A1[d,k]	759,535
	Verus Securitization Trust
810,217	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,d	811,264
1,167,046	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,d	1,158,905
	WaMu Mortgage Pass Through Certificates
135,795	3.273%, 9/25/2036, Ser. 2006-AR10, Class 1A2[d]	131,483
278,901	3.323%, 10/25/2036, Ser. 2006-AR12, Class 1A1[d]	271,163
1,265,096	2.243%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ad	1,140,988

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Collateralized Mortgage Obligations (0.4%) - continued
	Washington Mutual Mortgage Pass Through Certificates Trust
$763,655	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	$628,931

	Total	28,433,411

Commercial Mortgage-Backed Securities (0.6%)
	CSAIL Commercial Mortgage Trust
1,900,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	1,897,277
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,123,791	2.776%, 3/25/2023, Ser. K724, Class A1[n]	1,120,535
3,750,000	3.002%, 1/25/2024, Ser. K725, Class A2	3,749,452
3,950,000	3.430%, 1/25/2027, Ser. K063, Class A2[d]	4,014,343
	Federal National Mortgage Association - ACES
1,200,000	2.568%, 12/25/2026, Ser. 2017-M3, Class A2[d]	1,138,612
1,800,000	2.877%, 2/25/2027, Ser. 2017-M2, Class A2[d]	1,745,074
2,375,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[d]	2,325,401
	Federal National Mortgage Association Grantor Trust
2,399,054	2.898%, 6/25/2027, Ser. 2017-T1, Class An	2,322,918
	GS Mortgage Securities Trust
1,250,000	3.801%, 1/10/2047, Ser. 2015-23A, Class AR	1,278,004
2,450,000	3.666%, 9/10/2047, Ser. 2104-GC24, Class A4	2,493,650
975,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	959,986
	JPMBB Commercial Mortgage Securities Trust
1,175,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	1,164,255
	Morgan Stanley Bank of America Merrill Lynch Trust
2,950,000	3.473%, 12/15/2047, Ser. 2015-C27, Class A3	2,953,322
	SCG Trust
425,000	3.427%, (LIBOR 1M + 1.650%), 11/15/2026, Ser. 2013-SRP1, Class Ad,k	424,999
	UBS Commercial Mortgage Trust
1,337,360	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	1,350,169
	WFRBS Commercial Mortgage Trust
1,193,247	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	1,176,332

	Total	30,114,329

Communications Services (0.7%)
	21st Century Fox America, Inc.
460,000	6.900%, 3/1/2019	476,754
	Altice Financing SA
770,000	6.625%, 2/15/2023[k]	762,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Communications Services (0.7%) - continued
	AMC Networks, Inc.
$690,000	5.000%, 4/1/2024	$681,837
	America Movil SAB de CV
288,000	5.000%, 10/16/2019	296,357
	American Tower Corporation
560,000	3.300%, 2/15/2021	559,775
	AT&T, Inc.
212,000	5.875%, 10/1/2019	221,042
165,000	3.232%, (LIBOR 3M + 0.930%), 6/30/2020[d]	166,736
350,000	3.800%, 3/1/2024	350,416
1,180,000	3.400%, 8/14/2024	1,185,403
1,440,000	3.900%, 8/14/2027	1,448,947
368,000	4.100%, 2/15/2028[k]	365,140
281,000	4.300%, 2/15/2030[k]	279,605
480,000	5.250%, 3/1/2037	507,109
1,380,000	4.900%, 8/14/2037	1,390,190
336,000	6.350%, 3/15/2040	389,334
355,000	5.550%, 8/15/2041	381,429
275,000	4.750%, 5/15/2046	266,642
	British Sky Broadcasting Group plc
320,000	2.625%, 9/16/2019[k]	318,625
455,000	3.125%, 11/26/2022[k]	450,305
	CCO Holdings, LLC
900,000	5.875%, 4/1/2024[k]	915,750
	CenturyLink, Inc.
775,000	6.450%, 6/15/2021	790,500
	Charter Communications Operating, LLC
217,000	6.834%, 10/23/2055	250,512
288,000	3.579%, 7/23/2020	288,774
595,000	4.200%, 3/15/2028	569,154
1,410,000	6.484%, 10/23/2045	1,545,456
	Clear Channel Worldwide Holdings, Inc.
760,000	6.500%, 11/15/2022	773,300
	Comcast Corporation
360,000	2.750%, 3/1/2023	350,365
960,000	4.400%, 8/15/2035	988,416
140,000	4.650%, 7/15/2042	146,276
240,000	4.750%, 3/1/2044	252,599
	Cox Communications, Inc.
600,000	3.350%, 9/15/2026[k]	570,918
240,000	4.600%, 8/15/2047[k]	229,232
	Crown Castle International Corporation
521,000	3.400%, 2/15/2021	522,888
931,000	5.250%, 1/15/2023	989,006
480,000	3.200%, 9/1/2024	460,018
	CSC Holdings, LLC
100,000	5.500%, 4/15/2027[k]	95,750
	Digicel, Ltd.
1,295,000	6.000%, 4/15/2021*	1,215,681
	Discovery Communications, LLC
600,000	4.900%, 3/11/2026	621,582
950,000	5.000%, 9/20/2037	945,499
	Gray Television, Inc.
735,000	5.875%, 7/15/2026[k]	714,788
	Level 3 Communications, Inc.
920,000	5.375%, 1/15/2024	896,430
	Level 3 Financing, Inc.
335,000	5.375%, 5/1/2025	324,950
	Moody’s Corporation
308,000	2.750%, 12/15/2021	302,342

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Communications Services (0.7%) - continued
	Neptune Finco Corporation
$768,000	10.875%, 10/15/2025[k]	$902,392
	Netflix, Inc.
840,000	4.875%, 4/15/2028[k]	807,744
	Nexstar Escrow Corporation
340,000	5.625%, 8/1/2024[k]	333,098
	Omnicom Group, Inc.
224,000	3.600%, 4/15/2026	217,011
	S&P Global, Inc.
448,000	3.300%, 8/14/2020	450,452
	SES Global Americas Holdings GP
365,000	2.500%, 3/25/2019[k]	362,671
	SFR Group SA
1,165,000	6.000%, 5/15/2022[k]	1,138,787
	Sprint Communications, Inc.
615,000	6.000%, 11/15/2022	603,469
	Sprint Corporation
640,000	7.625%, 2/15/2025[j]	629,600
	Telecom Italia SPA
590,000	5.303%, 5/30/2024[k]	600,325
	Telefonica Emisiones SAU
244,000	3.192%, 4/27/2018	244,098
575,000	4.665%, 3/6/2038	580,786
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	544,597
	Verizon Communications, Inc.
625,000	3.500%, 11/1/2021	629,789
1,008,000	5.150%, 9/15/2023	1,087,122
1,054,000	3.376%, 2/15/2025	1,035,442
319,000	4.272%, 1/15/2036	304,954
960,000	4.862%, 8/21/2046	967,161
748,000	4.522%, 9/15/2048	719,436
	Viacom, Inc.
240,000	4.250%, 9/1/2023	243,487
480,000	6.875%, 4/30/2036	569,932
336,000	5.850%, 9/1/2043	365,585
	Virgin Media Secured Finance plc
745,000	5.250%, 1/15/2026[k]	717,063
	Windstream Services, LLC
600,000	8.625%, 10/31/2025[j,k]	555,000

	Total	39,868,133

Consumer Cyclical (0.4%)
	Amazon.com, Inc.
300,000	3.150%, 8/22/2027[k]	289,250
600,000	3.875%, 8/22/2037[k]	595,624
360,000	4.050%, 8/22/2047[k]	357,357
	American Honda Finance Corporation
510,000	2.000%, 2/14/2020	502,363
	Aptiv plc
560,000	3.150%, 11/19/2020	558,892
	Cinemark USA, Inc.
1,130,000	4.875%, 6/1/2023	1,115,649
	CVS Health Corporation
1,440,000	4.875%, 7/20/2035	1,492,298
	D.R. Horton, Inc.
525,000	2.550%, 12/1/2020	516,929
	Daimler Finance North America, LLC
448,000	2.387%, (LIBOR 3M + 0.620%), 10/30/2019[d,k]	450,563
	Delphi Jersey Holdings plc
780,000	5.000%, 10/1/2025[k]	747,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Consumer Cyclical (0.4%) - continued
	Ford Motor Credit Company, LLC
$550,000	2.551%, 10/5/2018	$549,583
450,000	2.943%, 1/8/2019	450,156
430,000	2.262%, 3/28/2019	427,072
224,000	2.459%, 3/27/2020	220,420
168,000	3.200%, 1/15/2021	166,589
350,000	3.565%, (LIBOR 3M + 1.270%), 3/28/2022[d]	354,994
	General Motors Financial Company, Inc.
185,000	2.650%, (LIBOR 3M + 0.930%), 4/13/2020[d]	186,739
332,000	3.700%, 11/24/2020	335,069
224,000	4.200%, 3/1/2021	228,263
525,000	3.150%, 6/30/2022	513,768
224,000	3.950%, 4/13/2024	222,007
385,000	4.300%, 7/13/2025	385,345
	Home Depot, Inc.
530,000	3.000%, 4/1/2026	514,862
575,000	5.400%, 9/15/2040	698,289
336,000	4.250%, 4/1/2046	350,755
590,000	3.900%, 6/15/2047	585,920
	Hyundai Capital America
176,000	2.400%, 10/30/2018[k]	175,492
510,000	2.550%, 4/3/2020[k]	502,008
336,000	3.000%, 10/30/2020[k]	332,764
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[k]	642,600
	KB Home
503,000	4.750%, 5/15/2019	507,829
	L Brands, Inc.
630,000	5.625%, 2/15/2022	653,625
	Landry’s, Inc.
695,000	6.750%, 10/15/2024[k]	700,212
	Lear Corporation
485,000	5.250%, 1/15/2025	512,389
	Lennar Corporation
660,000	4.875%, 12/15/2023	662,541
365,000	4.500%, 4/30/2024	357,700
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[k]	204,500
380,000	4.875%, 11/1/2024[k]	370,500
	Mastercard, Inc.
700,000	3.950%, 2/26/2048	721,608
	McDonald’s Corporation
335,000	2.750%, 12/9/2020	333,291
448,000	2.625%, 1/15/2022	440,903
575,000	4.450%, 3/1/2047	593,650
	MGM Resorts International
915,000	6.000%, 3/15/2023	960,750
	Navistar International Corporation
795,000	6.625%, 11/1/2025[k]	795,000
	New Red Finance, Inc.
750,000	4.250%, 5/15/2024[k]	716,250
	Nissan Motor Acceptance Corporation
360,000	2.150%, 9/28/2020[k]	352,502
	Prime Security Services Borrower, LLC
831,000	9.250%, 5/15/2023[k]	900,596
	Six Flags Entertainment Corporation
760,000	4.875%, 7/31/2024[k]	740,050
	Toll Brothers Finance Corporation
186,000	4.000%, 12/31/2018	187,153

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Consumer Cyclical (0.4%) - continued
	VOC Escrow, Ltd.
$775,000	5.000%, 2/15/2028[k]	$736,250

	Total	25,916,744

Consumer Non-Cyclical (0.7%)
	Abbott Laboratories
610,000	2.900%, 11/30/2021	604,166
280,000	3.400%, 11/30/2023	277,866
941,000	4.750%, 11/30/2036	1,012,146
475,000	4.900%, 11/30/2046	519,906
	AbbVie, Inc.
795,000	2.500%, 5/14/2020	784,617
540,000	3.600%, 5/14/2025	531,894
240,000	4.700%, 5/14/2045	247,074
560,000	4.450%, 5/14/2046	555,922
	Altria Group, Inc.
224,000	2.850%, 8/9/2022	219,256
280,000	2.625%, 9/16/2026	258,128
	Amgen, Inc.
708,000	2.200%, 5/11/2020	697,926
224,000	2.700%, 5/1/2022	218,779
300,000	3.125%, 5/1/2025	289,442
1,440,000	3.200%, 11/2/2027	1,363,436
	Anheuser-Busch InBev Finance, Inc.
240,000	3.033%, (LIBOR 3M + 1.260%), 2/1/2021[d]	246,662
809,000	3.650%, 2/1/2026	803,706
896,000	4.700%, 2/1/2036	946,770
	Anheuser-Busch InBev Worldwide, Inc.
1,150,000	4.750%, 4/15/2058[c]	1,175,498
184,000	3.750%, 1/15/2022	187,625
350,000	2.449%, (LIBOR 3M + 0.740%), 1/12/2024[c,d]	352,058
575,000	4.375%, 4/15/2038[c]	585,801
575,000	4.600%, 4/15/2048[c]	593,717
	BAT Capital Corporation
240,000	2.297%, 8/14/2020[k]	235,276
360,000	3.222%, 8/15/2024[k]	346,933
350,000	3.557%, 8/15/2027[k]	334,720
480,000	4.540%, 8/15/2047[k]	473,993
	BAT International Finance plc
220,000	2.635%, (LIBOR 3M + 0.510%), 6/15/2018[d,k]	220,071
	Bayer U.S. Finance, LLC
336,000	3.375%, 10/8/2024[k]	330,275
	Becton, Dickinson and Company
516,000	3.734%, 12/15/2024	507,125
354,000	4.669%, 6/6/2047	359,170
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	209,850
325,000	3.850%, 5/15/2025	326,860
336,000	7.375%, 1/15/2040	453,791
	Bunge, Ltd. Finance Corporation
282,000	8.500%, 6/15/2019	299,605
300,000	3.500%, 11/24/2020[j]	300,983
	Campbell Soup Company
590,000	3.950%, 3/15/2025	586,901
	Cardinal Health, Inc.
236,000	3.079%, 6/15/2024	225,052
	Celgene Corporation
945,000	2.875%, 8/15/2020	941,129
	Church & Dwight Company, Inc.
140,000	2.450%, 12/15/2019	139,174

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Consumer Non-Cyclical (0.7%) - continued
	Clorox Company
$720,000	3.100%, 10/1/2027	$697,558
	Constellation Brands, Inc.
470,000	3.600%, 2/15/2028	453,136
	CVS Health Corporation
110,000	2.250%, 8/12/2019	108,891
118,000	3.350%, 3/9/2021	118,622
236,000	3.700%, 3/9/2023	236,725
580,000	4.100%, 3/25/2025	583,607
460,000	4.780%, 3/25/2038	465,452
	EMD Finance, LLC
280,000	2.950%, 3/19/2022[k]	275,651
	Energizer Holdings, Inc.
820,000	5.500%, 6/15/2025[k]	826,150
	Envision Healthcare Corporation
970,000	5.125%, 7/1/2022[k]	965,150
	Express Scripts Holding Company
224,000	3.000%, 7/15/2023	214,595
	Forest Laboratories, LLC
126,000	4.875%, 2/15/2021[k]	130,205
	Gilead Sciences, Inc.
224,000	2.950%, 3/1/2027	211,788
	Grupo Bimbo SAB de CV
370,000	4.700%, 11/10/2047[k]	356,758
	H. J. Heinz Company
350,000	3.500%, 7/15/2022	349,231
	HCA, Inc.
585,000	5.250%, 6/15/2026	592,605
300,000	4.500%, 2/15/2027	289,500
	Imperial Tobacco Finance plc
450,000	2.950%, 7/21/2020[k]	446,716
	JBS USA, LLC
670,000	5.750%, 6/15/2025[k]	624,775
	Johnson & Johnson
600,000	2.900%, 1/15/2028	576,242
	Kimberly-Clark Corporation
600,000	3.900%, 5/4/2047	592,202
	Kraft Foods Group, Inc.
448,000	5.000%, 6/4/2042	448,906
	Kroger Company
300,000	2.800%, 8/1/2022	291,711
	Laboratory Corporation of America Holdings
165,000	2.625%, 2/1/2020	163,681
	Mead Johnson Nutrition Company
200,000	3.000%, 11/15/2020	199,195
	Medtronic, Inc.
1,720,000	4.375%, 3/15/2035	1,822,504
235,000	4.625%, 3/15/2045	256,940
	Merck & Company, Inc.
175,000	2.186%, (LIBOR 3M + 0.375%), 2/10/2020[d]	175,981
88,000	3.700%, 2/10/2045	85,695
	Mondelez International Holdings Netherlands BV
510,000	2.000%, 10/28/2021[k]	486,578
	Mondelez International, Inc.
247,000	2.293%, (LIBOR 3M + 0.520%), 2/1/2019[d]	247,657
	Mylan NV
450,000	3.000%, 12/15/2018	449,991
120,000	3.150%, 6/15/2021	118,400
228,000	5.250%, 6/15/2046	232,152
	Mylan, Inc.
420,000	4.550%, 4/15/2028[c,k]	419,254

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Consumer Non-Cyclical (0.7%) - continued
	Newell Rubbermaid, Inc.
$336,000	5.500%, 4/1/2046	$354,527
	PepsiCo, Inc.
450,000	2.850%, 2/24/2026	431,385
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[k]	748,600
	Reynolds American, Inc.
672,000	5.700%, 8/15/2035	763,622
	Roche Holdings, Inc.
336,000	4.000%, 11/28/2044[k]	346,205
	Shire Acquisitions Investments Ireland Designated Activity Company
690,000	2.400%, 9/23/2021	666,073
	Simmons Foods, Inc.
780,000	5.750%, 11/1/2024[k]	707,850
	Smithfield Foods, Inc.
555,000	2.700%, 1/31/2020[k]	547,088
350,000	2.650%, 10/3/2021[k]	335,048
	Tenet Healthcare Corporation
805,000	8.125%, 4/1/2022	839,213
	Teva Pharmaceutical Finance Netherlands III BV
600,000	3.150%, 10/1/2026	481,357
	Thermo Fisher Scientific, Inc.
168,000	3.000%, 4/15/2023	163,934
	TreeHouse Foods, Inc.
450,000	4.875%, 3/15/2022	448,313
	Tyson Foods, Inc.
236,000	3.550%, 6/2/2027	226,309
	VRX Escrow Corporation
1,495,000	6.125%, 4/15/2025[k]	1,290,185
	Zimmer Biomet Holdings, Inc.
730,000	2.928%, (LIBOR 3M + 0.750%), 3/19/2021[d]	731,117
	Zoetis, Inc.
768,000	4.700%, 2/1/2043	821,760

	Total	43,180,093

Energy (0.6%)
	Alliance Resource Operating Partners, LP
730,000	7.500%, 5/1/2025[k]	766,500
	Anadarko Petroleum Corporation
710,000	4.850%, 3/15/2021	738,084
	Antero Resources Corporation
240,000	5.125%, 12/1/2022	241,800
500,000	5.625%, 6/1/2023	510,000
	BP Capital Markets plc
665,000	3.535%, 11/4/2024	666,697
120,000	3.119%, 5/4/2026	116,079
840,000	3.279%, 9/19/2027	815,883
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	287,280
	Canadian Natural Resources, Ltd.
585,000	3.450%, 11/15/2021	589,240
225,000	6.250%, 3/15/2038	271,315
	Canadian Oil Sands, Ltd.
315,000	9.400%, 9/1/2021[k]	365,341
	Cenovus Energy, Inc.
475,000	3.800%, 9/15/2023	469,328
394,000	5.200%, 9/15/2043	381,798
	Cheniere Corpus Christi Holdings, LLC
685,000	5.875%, 3/31/2025	716,681

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Energy (0.6%) - continued
	Cheniere Energy Partners, LP
$785,000	5.250%, 10/1/2025[k]	$774,206
	Columbia Pipeline Group, Inc.
450,000	2.450%, 6/1/2018	449,713
	Concho Resources, Inc.
305,000	4.375%, 1/15/2025	308,869
	ConocoPhillips
590,000	6.500%, 2/1/2039	772,726
	Continental Resources, Inc.
595,000	5.000%, 9/15/2022	603,181
	El Paso Pipeline Partners Operating Company, LLC
355,000	4.300%, 5/1/2024	357,554
	Enbridge Energy Partners, LP
595,000	5.875%, 10/15/2025	652,211
	Enbridge, Inc.
400,000	2.900%, 7/15/2022	387,943
	Encana Corporation
100,000	3.900%, 11/15/2021	101,274
	Energy Transfer Equity, LP
670,000	5.500%, 6/1/2027	671,675
	Energy Transfer, LP
448,000	4.650%, 6/1/2021	461,292
265,000	4.900%, 3/15/2035	249,680
250,000	5.150%, 2/1/2043	227,954
	EnLink Midstream Partners, LP
225,000	4.150%, 6/1/2025	218,567
168,000	4.850%, 7/15/2026	169,637
	Enterprise Products Operating, LLC
172,000	5.100%, 2/15/2045	186,704
	EQT Corporation
118,000	8.125%, 6/1/2019	124,953
250,000	4.875%, 11/15/2021	260,311
300,000	3.000%, 10/1/2022	291,410
240,000	3.900%, 10/1/2027	229,859
	Exxon Mobil Corporation
180,000	4.114%, 3/1/2046	189,698
	Hess Corporation
355,000	6.000%, 1/15/2040	374,290
	Kinder Morgan Energy Partners, LP
340,000	3.500%, 3/1/2021	340,155
585,000	6.500%, 9/1/2039	667,462
	Kinder Morgan, Inc.
530,000	6.500%, 9/15/2020	567,784
	Magellan Midstream Partners, LP
315,000	5.000%, 3/1/2026	339,230
	Marathon Oil Corporation
336,000	2.700%, 6/1/2020	330,988
830,000	6.600%, 10/1/2037	999,882
	Marathon Petroleum Corporation
165,000	3.400%, 12/15/2020	166,304
480,000	6.500%, 3/1/2041	587,612
	MPLX, LP
708,000	4.875%, 6/1/2025	738,881
350,000	4.125%, 3/1/2027	347,539
	Nabors Industries, Inc.
395,000	5.750%, 2/1/2025[k]	372,781
	Newfield Exploration Company
850,000	5.625%, 7/1/2024	896,750
	Noble Energy, Inc.
202,000	5.625%, 5/1/2021	205,777
	ONEOK Partners, LP
350,000	3.800%, 3/15/2020	352,635
	ONEOK, Inc.
675,000	7.500%, 9/1/2023	786,391

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Energy (0.6%) - continued
	Parsley Energy, LLC
$335,000	5.625%, 10/15/2027[k]	$335,000
	PBF Holding Company, LLC
590,000	7.250%, 6/15/2025	612,863
	Petrobras Global Finance BV
37,000	8.375%, 5/23/2021	42,124
590,000	6.250%, 3/17/2024	622,745
	Petroleos Mexicanos
449,000	6.000%, 3/5/2020	468,307
157,500	2.378%, 4/15/2025	155,353
295,000	6.750%, 9/21/2047	298,505
	Phillips 66
480,000	3.900%, 3/15/2028	477,918
	Pioneer Natural Resources Company
225,000	4.450%, 1/15/2026	233,854
	Plains All American Pipeline, LP
550,000	5.000%, 2/1/2021	568,067
	Regency Energy Partners, LP
448,000	5.875%, 3/1/2022	477,989
670,000	5.000%, 10/1/2022	696,322
	Rowan Companies, Inc.
95,000	7.375%, 6/15/2025	89,063
	Sabine Pass Liquefaction, LLC
345,000	6.250%, 3/15/2022	374,264
420,000	5.625%, 4/15/2023	448,409
480,000	5.750%, 5/15/2024	516,464
670,000	5.625%, 3/1/2025	719,555
	Shell International Finance BV
165,000	2.261%, (LIBOR 3M + 0.450%), 5/11/2020[d]	165,938
	Southwestern Energy Company
785,000	7.500%, 4/1/2026	792,850
	SRC Energy, Inc.
785,000	6.250%, 12/1/2025[k]	786,963
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	269,508
	Sunoco Logistics Partners Operations, LP
200,000	4.400%, 4/1/2021	204,244
	Sunoco, LP
280,000	5.500%, 2/15/2026[k]	270,200
420,000	5.875%, 3/15/2028[k]	405,825
	Tallgrass Energy Partners, LP
1,180,000	5.500%, 1/15/2028[k]	1,190,325
	Tesoro Corporation
708,000	4.750%, 12/15/2023	735,326
	Weatherford International, Ltd.
680,000	8.250%, 6/15/2023[j]	591,600
	Western Gas Partners, LP
472,000	4.000%, 7/1/2022	470,773
240,000	4.500%, 3/1/2028	240,322
	Williams Companies, Inc.
600,000	7.500%, 1/15/2031	730,125
	Williams Partners, LP
280,000	4.000%, 11/15/2021	283,203
165,000	3.600%, 3/15/2022	164,319
300,000	4.500%, 11/15/2023	308,116
450,000	3.750%, 6/15/2027	429,928
475,000	6.300%, 4/15/2040	543,343
	Woodside Finance, Ltd.
600,000	3.650%, 3/5/2025[k]	593,804
240,000	3.700%, 3/15/2028[k]	231,215

	Total	39,244,633

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Financials (1.7%)
	ABN AMRO Bank NV
$450,000	4.750%, 7/28/2025[k]	$460,976
	ACE INA Holdings, Inc.
335,000	4.350%, 11/3/2045	356,062
	AerCap Ireland Capital, Ltd.
220,000	3.750%, 5/15/2019	221,363
224,000	4.625%, 10/30/2020	230,536
600,000	5.000%, 10/1/2021	624,434
420,000	3.500%, 1/15/2025	404,740
	Air Lease Corporation
90,000	2.625%, 9/4/2018	89,900
590,000	3.375%, 1/15/2019	592,183
480,000	2.500%, 3/1/2021	470,606
	Ally Financial, Inc.
440,000	3.750%, 11/18/2019	441,100
475,000	4.125%, 3/30/2020	476,781
	American Express Company
363,000	2.200%, 10/30/2020	353,951
	American Express Credit Corporation
350,000	2.728%, (LIBOR 3M + 0.550%), 3/18/2019[d]	350,968
720,000	1.875%, 5/3/2019	713,277
850,000	2.200%, 3/3/2020	838,009
	American International Group, Inc.
150,000	3.300%, 3/1/2021	150,130
336,000	4.125%, 2/15/2024	340,819
720,000	3.750%, 7/10/2025	708,582
650,000	3.900%, 4/1/2026	642,943
	Anthem, Inc.
590,000	4.625%, 5/15/2042	596,788
	Ares Capital Corporation
940,000	3.875%, 1/15/2020	949,689
	ASP AMC Merger Sub, Inc.
850,000	8.000%, 5/15/2025[k]	796,875
	Avalonbay Communities, Inc.
500,000	3.500%, 11/15/2025	495,608
	Banco Santander SA
800,000	6.375%, 5/19/2019[d,o]	810,821
	Bank of America Corporation
295,000	2.565%, (LIBOR 3M + 0.870%), 4/1/2019[d]	296,832
300,000	2.369%, 7/21/2021[d]	294,347
360,000	2.328%, 10/1/2021[d]	351,987
595,000	3.300%, 1/11/2023	593,385
475,000	2.881%, 4/24/2023[d]	465,153
448,000	4.000%, 4/1/2024	457,606
1,320,000	4.000%, 1/22/2025	1,316,723
600,000	3.093%, 10/1/2025[d]	576,531
336,000	3.500%, 4/19/2026	329,926
720,000	4.183%, 11/25/2027	713,277
500,000	3.824%, 1/20/2028[d]	493,654
561,000	5.875%, 2/7/2042	698,765
	Bank of New York Mellon Corporation
560,000	2.500%, 4/15/2021	548,989
	Bank of Nova Scotia
500,000	2.700%, 3/7/2022	490,262
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
145,000	2.850%, 9/8/2021[k]	142,999
	Barclays Bank plc
112,000	10.179%, 6/12/2021[k]	131,442
	Barclays plc
264,000	2.750%, 11/8/2019	261,872
790,000	3.250%, 1/12/2021	784,314
680,000	3.684%, 1/10/2023	673,871
448,000	3.650%, 3/16/2025	431,571

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Financials (1.7%) - continued
	BB&T Corporation
$150,000	2.437%, (LIBOR 3M + 0.715%), 1/15/2020[d]	$151,082
	BPCE SA
300,000	3.000%, 5/22/2022[k]	293,831
840,000	3.500%, 10/23/2027[k]	793,497
	Capital One Financial Corporation
235,000	2.450%, 4/24/2019	233,934
413,000	2.500%, 5/12/2020	406,495
448,000	3.050%, 3/9/2022	439,217
	Capital One NA
595,000	2.350%, 1/31/2020	585,233
	CBOE Holdings, Inc.
275,000	1.950%, 6/28/2019	271,760
	Cigna Corporation
950,000	3.050%, 10/15/2027	871,064
	CIT Group, Inc.
905,000	5.000%, 8/15/2022	926,494
	Citigroup, Inc.
245,000	2.474%, (LIBOR 3M + 0.770%), 4/8/2019[d]	245,779
450,000	2.700%, 3/30/2021	443,500
530,000	2.750%, 4/25/2022	516,128
244,000	4.050%, 7/30/2022	247,881
355,000	3.142%, 1/24/2023[d]	350,619
685,000	4.400%, 6/10/2025	697,305
448,000	3.200%, 10/21/2026	426,168
720,000	3.668%, 7/24/2028[d]	701,464
336,000	4.125%, 7/25/2028	331,804
600,000	3.520%, 10/27/2028[d]	578,779
700,000	3.878%, 1/24/2039[d]	673,313
	Citizens Bank NA
485,000	2.200%, 5/26/2020	474,838
	Commerzbank AG
600,000	8.125%, 9/19/2023[k]	698,656
	Commonwealth Bank of Australia
336,000	2.250%, 3/10/2020[k]	331,218
710,000	2.845%, (LIBOR 3M + 0.700%), 3/16/2023[d,k]	708,247
	Compass Bank
250,000	2.750%, 9/29/2019	248,643
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
608,000	3.950%, 11/9/2022	614,187
1,416,000	4.625%, 12/1/2023	1,475,350
	Credit Agricole SA
290,000	2.522%, (LIBOR 3M + 0.800%), 4/15/2019[d,k]	291,495
400,000	3.375%, 1/10/2022[k]	396,650
	Credit Suisse AG
231,000	5.400%, 1/14/2020	239,239
	Credit Suisse Group AG
600,000	2.997%, 12/14/2023[d,k]	581,506
450,000	3.869%, 1/12/2029[d,k]	435,219
	Credit Suisse Group Funding, Ltd.
687,000	2.750%, 3/26/2020	680,158
525,000	3.125%, 12/10/2020	521,997
448,000	3.750%, 3/26/2025	437,309
	DDR Corporation
515,000	4.625%, 7/15/2022	533,737
	Deutsche Bank AG
660,000	2.700%, 7/13/2020	645,930
675,000	3.375%, 5/12/2021	667,047
280,000	4.250%, 10/14/2021	284,338
700,000	4.875%, 12/1/2032[d]	647,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Financials (1.7%) - continued
	Digital Realty Trust LP
$280,000	3.400%, 10/1/2020	$281,642
	Discover Bank
510,000	8.700%, 11/18/2019	552,154
710,000	3.100%, 6/4/2020	707,305
	Duke Realty, LP
88,000	3.875%, 2/15/2021	89,397
264,000	4.375%, 6/15/2022	273,280
	ERP Operating, LP
90,000	3.375%, 6/1/2025	88,813
	European Investment Bank
445,000	1.875%, 3/15/2019	443,419
	Fifth Third Bancorp
148,000	2.875%, 7/27/2020	147,693
145,000	2.875%, 10/1/2021	143,301
390,000	2.600%, 6/15/2022	378,033
	Five Corners Funding Trust
590,000	4.419%, 11/15/2023[k]	616,003
	GE Capital International Funding Company
1,790,000	4.418%, 11/15/2035	1,743,615
	Goldman Sachs Group, Inc.
390,000	2.967%, (LIBOR 3M + 1.200%), 4/30/2018[d]	390,222
205,000	2.939%, (LIBOR 3M + 1.100%), 11/15/2018[d]	205,887
1,294,000	5.375%, 3/15/2020	1,349,155
210,000	2.905%, (LIBOR 3M + 1.160%), 4/23/2020[d]	212,940
830,000	5.375%, 5/10/2020[d,o]	852,061
1,446,000	5.250%, 7/27/2021	1,531,215
720,000	2.876%, 10/31/2022[d]	704,649
472,000	2.908%, 6/5/2023[d]	459,229
825,000	3.691%, 6/5/2028[d]	799,277
1,090,000	4.750%, 10/21/2045	1,164,376
	Hartford Financial Services Group, Inc.
919,000	5.125%, 4/15/2022	977,697
	HBOS plc
558,000	6.750%, 5/21/2018[k]	560,919
	HCP, Inc.
560,000	4.000%, 12/1/2022	570,922
176,000	3.400%, 2/1/2025	170,807
	HSBC Bank plc
495,000	2.479%, (LIBOR 3M + 0.640%), 5/15/2018[d,k]	495,059
	HSBC Holdings plc
850,000	3.400%, 3/8/2021	853,795
450,000	6.875%, 6/1/2021[d,o]	475,313
350,000	2.650%, 1/5/2022	340,208
350,000	3.600%, 5/25/2023	349,674
425,000	3.900%, 5/25/2026	423,874
	HSBC USA, Inc.
625,000	2.350%, 3/5/2020	616,746
	Huntington National Bank
250,000	2.200%, 11/6/2018	249,298
	Icahn Enterprises, LP
330,000	6.750%, 2/1/2024	335,775
395,000	6.375%, 12/15/2025	396,975
	ING Groep NV
375,000	3.150%, 3/29/2022	369,816
	International Lease Finance Corporation
270,000	5.875%, 8/15/2022	289,677

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Financials (1.7%) - continued
	Intesa Sanpaolo SPA
$840,000	3.125%, 7/14/2022[k]	$811,562
	J.P. Morgan Chase & Company
165,000	2.250%, 1/23/2020	162,978
500,000	2.686%, (LIBOR 3M + 0.680%), 6/1/2021[d]	502,747
265,000	2.295%, 8/15/2021	257,604
560,000	4.500%, 1/24/2022	582,106
485,000	2.972%, 1/15/2023	475,558
336,000	3.200%, 1/25/2023	332,705
575,000	2.700%, 5/18/2023	554,543
245,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[d]	248,601
352,000	3.625%, 5/13/2024	351,010
690,000	3.125%, 1/23/2025	664,961
1,080,000	3.900%, 7/15/2025	1,088,179
360,000	3.300%, 4/1/2026	347,916
720,000	3.882%, 7/24/2038[d]	698,547
	KeyBank NA
365,000	2.350%, 3/8/2019	363,746
	KeyCorp
300,000	2.900%, 9/15/2020	298,598
	Kimco Realty Corporation
960,000	3.300%, 2/1/2025	923,349
	Kookmin Bank
375,000	1.625%, 8/1/2019[k]	367,654
	Liberty Mutual Group, Inc.
224,000	4.950%, 5/1/2022[k]	236,456
	Liberty Property, LP
618,000	3.750%, 4/1/2025	616,393
	Lloyds Banking Group plc
600,000	2.907%, 11/7/2023[d]	578,227
	MassMutual Global Funding
400,000	2.750%, 6/22/2024[k]	386,102
	MetLife, Inc.
355,000	4.050%, 3/1/2045	338,507
	Mitsubishi UFJ Financial Group, Inc.
370,000	2.190%, 9/13/2021	357,008
720,000	3.455%, 3/2/2023	719,015
600,000	3.287%, 7/25/2027	574,351
	Morgan Stanley
260,000	3.025%, (LIBOR 3M + 1.280%), 4/25/2018[d]	260,150
224,000	5.550%, 7/15/2020[d,o]	230,948
280,000	2.500%, 4/21/2021	274,303
560,000	2.625%, 11/17/2021	546,626
240,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[d]	242,898
531,000	2.750%, 5/19/2022	517,688
155,000	4.875%, 11/1/2022	162,367
480,000	3.125%, 1/23/2023	472,979
275,000	4.000%, 7/23/2025	277,262
540,000	4.350%, 9/8/2026	543,517
720,000	3.591%, 7/22/2028[d]	695,952
600,000	3.772%, 1/24/2029[d]	590,294
	MPT Operating Partnership, LP
725,000	6.375%, 3/1/2024	761,265
	Nasdaq, Inc.
295,000	3.850%, 6/30/2026	290,833
	National City Corporation
602,000	6.875%, 5/15/2019	628,333
	New York Life Global Funding
354,000	2.300%, 6/10/2022[k]	341,993
	Park Aerospace Holdings, Ltd.
375,000	5.500%, 2/15/2024[k]	363,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Financials (1.7%) - continued
	Prudential Financial, Inc.
$145,000	2.350%, 8/15/2019	$144,059
	Quicken Loans, Inc.
1,165,000	5.750%, 5/1/2025[k]	1,162,088
	Realty Income Corporation
475,000	4.125%, 10/15/2026	479,075
	Regency Centers, LP
720,000	4.125%, 3/15/2028	721,582
	Regions Bank
250,000	7.500%, 5/15/2018	251,390
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	249,549
336,000	3.200%, 2/8/2021	335,327
	Reinsurance Group of America, Inc.
252,000	5.000%, 6/1/2021	264,335
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[k]	228,997
	Royal Bank of Scotland Group plc
590,000	8.625%, 8/15/2021[d,o]	640,888
300,000	3.875%, 9/12/2023	296,158
	Santander UK Group Holdings plc
380,000	2.875%, 10/16/2020	376,419
	Santander UK plc
132,000	3.050%, 8/23/2018	132,284
	Simon Property Group, LP
150,000	2.500%, 9/1/2020	148,333
400,000	2.750%, 2/1/2023	390,018
448,000	4.250%, 11/30/2046	442,702
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[k]	363,864
	Societe Generale SA
354,000	4.750%, 11/24/2025[k]	358,116
	Standard Chartered plc
846,000	2.100%, 8/19/2019[k]	833,733
	State Street Corporation
233,000	2.785%, (LIBOR 3M + 0.900%), 8/18/2020[d]	235,870
	Sumitomo Mitsui Financial Group, Inc.
420,000	2.784%, 7/12/2022	409,506
360,000	3.102%, 1/17/2023	353,985
336,000	3.010%, 10/19/2026	315,536
	Sumitomo Mitsui Trust Bank, Ltd.
600,000	1.950%, 9/19/2019[k]	589,677
	SunTrust Banks, Inc.
475,000	2.250%, 1/31/2020	468,560
	Svenska Handelsbanken AB
330,000	2.668%, (LIBOR 3M + 0.490%), 6/17/2019[d]	331,138
	Synchrony Financial
793,000	3.000%, 8/15/2019	790,546
140,000	3.017%, (LIBOR 3M + 1.230%), 2/3/2020[d]	141,821
155,000	4.250%, 8/15/2024	154,009
	Toronto-Dominion Bank
165,000	3.037%, (LIBOR 3M + 0.930%), 12/14/2020[d]	167,712
	UBS Group Funding Jersey, Ltd.
600,000	3.000%, 4/15/2021[k]	593,558
336,000	4.125%, 9/24/2025[k]	337,677
	UBS Group Funding Switzerland AG
450,000	3.491%, 5/23/2023[k]	444,425
	UnitedHealth Group, Inc.
90,000	3.350%, 7/15/2022	90,619

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Financials (1.7%) - continued
$600,000	2.950%, 10/15/2027	$569,960
1,010,000	4.625%, 7/15/2035	1,103,141
	USB Realty Corporation
140,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[d,k,o]	126,175
	Vantiv, LLC
790,000	4.375%, 11/15/2025[k]	763,338
	Ventas Realty, LP
500,000	3.100%, 1/15/2023	490,899
595,000	4.000%, 3/1/2028	585,381
	Voya Financial, Inc.
825,000	3.125%, 7/15/2024	793,731
	Wells Fargo & Company
210,000	2.447%, (LIBOR 3M + 0.680%), 1/30/2020[d]	211,060
450,000	2.550%, 12/7/2020	442,192
540,000	2.625%, 7/22/2022	522,213
550,000	3.069%, 1/24/2023	540,673
448,000	3.450%, 2/13/2023	441,634
350,000	3.000%, 2/19/2025	333,261
450,000	3.000%, 4/22/2026	422,222
450,000	3.000%, 10/23/2026	421,131
810,000	4.900%, 11/17/2045	847,708
	Welltower, Inc.
855,000	4.000%, 6/1/2025	853,851

	Total	106,630,913

Foreign Government (<0.1%)
	Argentina Government International Bond
335,000	7.500%, 4/22/2026	357,780
118,000	6.875%, 1/26/2027	120,301
	Export-Import Bank of Korea
205,000	2.250%, 1/21/2020	201,917
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[k]	330,282

	Total	1,010,280

Mortgage-Backed Securities (4.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
14,325,000	3.000%, 4/1/2033[c]	14,292,796
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
25,825,000	4.000%, 4/1/2048[c]	26,497,576
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
690,197	3.000%, 3/15/2045, Ser. 4741, Class GA	684,819
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,214,429	1.754%, (LIBOR 12M + 1.550%), 7/1/2043[d]	1,250,014
252,721	1.995%, (LIBOR 12M + 1.540%), 7/1/2043[d]	259,291
180,919	1.993%, (LIBOR 12M + 1.530%), 8/1/2043[d]	185,301
28,675,000	3.000%, 4/1/2048[c]	27,942,810
86,700,000	3.500%, 4/1/2048[c]	86,823,001
68,500,000	4.000%, 4/1/2048[c]	70,262,690
29,525,000	4.500%, 4/1/2048[c]	30,904,470

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Mortgage-Backed Securities (4.2%) - continued
	U.S. Residential Opportunity Fund Trust
$353,819	3.352%, 11/27/2037, Ser. 2017-1A, Class Ak	$352,908

	Total	259,455,676

Technology (0.4%)
	Amphenol Corporation
188,000	2.550%, 1/30/2019	187,535
	Apple, Inc.
165,000	2.120%, (LIBOR 3M + 0.300%), 5/6/2020[d]	165,744
300,000	3.000%, 2/9/2024	296,494
475,000	3.200%, 5/11/2027	463,818
640,000	3.000%, 6/20/2027	616,534
960,000	3.000%, 11/13/2027	918,773
580,000	4.500%, 2/23/2036	635,071
336,000	4.650%, 2/23/2046	369,346
600,000	4.250%, 2/9/2047	623,316
835,000	3.750%, 9/12/2047	805,442
	Applied Materials, Inc.
240,000	3.300%, 4/1/2027	235,666
	Avnet, Inc.
335,000	3.750%, 12/1/2021	334,565
	Baidu, Inc.
540,000	3.000%, 6/30/2020	536,372
	Broadcom Corporation
1,180,000	3.875%, 1/15/2027	1,146,567
1,060,000	3.500%, 1/15/2028	995,652
	Cisco Systems, Inc.
220,000	2.506%, (LIBOR 3M + 0.500%), 3/1/2019[d]	220,912
	CommScope Technologies Finance, LLC
720,000	6.000%, 6/15/2025[k]	749,160
	Diamond 1 Finance Corporation
280,000	3.480%, 6/1/2019[k]	281,247
590,000	5.450%, 6/15/2023[k]	625,203
700,000	6.020%, 6/15/2026[k]	753,426
	Equinix, Inc.
700,000	5.750%, 1/1/2025	728,000
	Fidelity National Information Services, Inc.
267,000	3.625%, 10/15/2020	270,316
	Harland Clarke Holdings Corporation
745,000	8.375%, 8/15/2022[k]	758,038
	Hewlett Packard Enterprise Company
140,000	2.850%, 10/5/2018	140,143
300,000	2.100%, 10/4/2019[k]	296,020
140,000	4.400%, 10/15/2022	144,849
	Intel Corporation
85,000	3.100%, 7/29/2022	85,342
180,000	3.700%, 7/29/2025	183,855
504,000	4.100%, 5/19/2046	515,885
	Iron Mountain, Inc.
825,000	6.000%, 8/15/2023	852,728
	Microsoft Corporation
700,000	4.750%, 11/3/2055	800,523
700,000	4.200%, 11/3/2035	749,154
1,415,000	3.700%, 8/8/2046	1,393,449
600,000	4.250%, 2/6/2047	644,343
	NetApp, Inc.
375,000	2.000%, 9/27/2019	369,160
	NXP BV
650,000	3.875%, 9/1/2022[k]	645,125

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Technology (0.4%) - continued
	Oracle Corporation
$150,000	2.500%, 5/15/2022	$147,011
448,000	2.400%, 9/15/2023	428,938
1,060,000	2.950%, 5/15/2025	1,025,894
600,000	3.850%, 7/15/2036	593,556
	QUALCOMM, Inc.
336,000	3.000%, 5/20/2022	330,893
236,000	4.300%, 5/20/2047	228,258
	Seagate HDD Cayman
405,000	4.750%, 1/1/2025	394,278
	Sensata Technologies UK Financing Company plc
540,000	6.250%, 2/15/2026[k]	567,513
	Tyco Electronics Group SA
120,000	3.450%, 8/1/2024	120,746
240,000	3.125%, 8/15/2027	230,857
	VMware, Inc.
120,000	2.950%, 8/21/2022	114,966

	Total	23,720,683

Transportation (0.1%)
	Air Canada Pass Through Trust
114,285	3.875%, 3/15/2023[k]	113,714
	American Airlines Pass Through Trust
259,203	3.375%, 5/1/2027	253,047
	Avis Budget Car Rental, LLC
500,000	6.375%, 4/1/2024[k]	506,250
	Burlington Northern Santa Fe, LLC
355,000	5.750%, 5/1/2040	435,905
1,050,000	5.050%, 3/1/2041	1,206,507
385,000	4.450%, 3/15/2043	405,218
480,000	3.900%, 8/1/2046	472,237
	CSX Corporation
115,000	3.700%, 11/1/2023	116,678
	Delta Air Lines, Inc.
265,000	2.875%, 3/13/2020	263,244
51,610	4.950%, 11/23/2020	52,265
	ERAC USA Finance, LLC
67,000	2.800%, 11/1/2018[k]	67,002
	J.B. Hunt Transport Services, Inc.
135,000	3.300%, 8/15/2022	134,348
	XPO Logistics, Inc.
690,000	6.500%, 6/15/2022[k]	711,562

	Total	4,737,977

U.S. Government and Agencies (3.4%)
	Federal National Mortgage Association
405,000	6.250%, 5/15/2029	525,750
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	511,183
	U.S. Treasury Bonds
1,500,000	2.375%, 5/15/2027	1,454,245
16,050,000	2.250%, 11/15/2027	15,362,581
2,900,000	5.250%, 11/15/2028	3,560,420
2,050,000	4.375%, 5/15/2040	2,536,908
10,625,000	3.000%, 5/15/2042	10,720,840
25,124,000	2.500%, 5/15/2046	22,796,674
6,000,000	2.750%, 8/15/2047	5,721,841
2,363,000	2.750%, 11/15/2047	2,253,992
	U.S. Treasury Bonds, TIPS
37,806,288	0.125%, 1/15/2023	37,156,449
105,142	2.375%, 1/15/2025	117,652
30,266,034	0.375%, 7/15/2027	29,495,507
68,771	2.125%, 2/15/2040	86,635

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
U.S. Government and Agencies (3.4%) - continued
$603,004	0.750%, 2/15/2042	$585,895
	U.S. Treasury Notes
6,315,000	1.500%, 10/31/2019	6,240,484
1,500,000	1.375%, 5/31/2021	1,451,557
23,030,000	1.125%, 8/31/2021	22,022,364
16,000,000	1.875%, 7/31/2022	15,566,253
7,760,000	2.000%, 11/30/2022	7,572,029
1,858,000	1.375%, 9/30/2023	1,740,321
2,700,000	2.125%, 7/31/2024	2,614,476
1,235,000	2.250%, 11/15/2024	1,202,070
13,340,000	2.125%, 11/30/2024	12,883,192
	U.S. Treasury Notes, TIPS
1,776,959	0.125%, 4/15/2021	1,761,221

	Total	205,940,539

Utilities (0.4%)
	American Electric Power Company, Inc.
718,000	2.950%, 12/15/2022	709,656
	Appalachian Power Company
238,000	3.300%, 6/1/2027	230,578
	Arizona Public Service Company
180,000	2.200%, 1/15/2020	178,004
	Atmos Energy Corporation
255,000	3.000%, 6/15/2027	245,883
	Berkshire Hathaway Energy Company
132,000	2.400%, 2/1/2020	130,891
375,000	4.500%, 2/1/2045	400,159
	Calpine Corporation
390,000	5.375%, 1/15/2023	373,347
	CMS Energy Corporation
336,000	2.950%, 2/15/2027	314,215
336,000	3.450%, 8/15/2027	325,742
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	337,220
190,000	4.350%, 11/15/2045	200,107
	Consolidated Edison, Inc.
224,000	2.000%, 5/15/2021	216,283
168,000	4.500%, 12/1/2045	180,056
	Dominion Energy, Inc.
475,000	2.962%, 7/1/2019	474,094
472,000	2.579%, 7/1/2020	465,978
	Dominion Gas Holdings, LLC
625,000	2.500%, 12/15/2019	619,223
	DTE Electric Company
265,000	3.700%, 3/15/2045	256,132
360,000	3.700%, 6/1/2046	352,739
	DTE Energy Company
70,000	2.400%, 12/1/2019	69,177
	Duke Energy Carolinas, LLC
840,000	3.700%, 12/1/2047	808,194
	Duke Energy Corporation
468,000	2.100%, 6/15/2018	467,524
448,000	3.750%, 9/1/2046	405,414
	Duke Energy Florida, LLC
320,000	3.200%, 1/15/2027	312,247
	Duke Energy Indiana, LLC
450,000	3.750%, 5/15/2046	432,045
	Dynegy, Inc.
665,000	7.375%, 11/1/2022	700,744
	Edison International
450,000	2.950%, 3/15/2023	437,432
	Emera U.S. Finance, LP
335,000	2.150%, 6/15/2019	330,998

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Utilities (0.4%) - continued
	Eversource Energy
$530,000	2.500%, 3/15/2021	$521,823
	Exelon Corporation
240,000	5.100%, 6/15/2045	266,970
336,000	4.450%, 4/15/2046	342,138
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	309,144
415,000	2.950%, 1/15/2020	413,801
	FirstEnergy Corporation
150,000	2.850%, 7/15/2022	145,446
845,000	4.850%, 7/15/2047	887,255
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	68,471
224,000	5.300%, 7/1/2043	252,923
	MidAmerican Energy Holdings Company
672,000	6.500%, 9/15/2037	885,068
	Mississippi Power Company
340,000	2.942%, (LIBOR 3M + 0.650%), 3/27/2020[d]	340,118
340,000	3.950%, 3/30/2028	341,885
	Monongahela Power Company
275,000	5.400%, 12/15/2043[k]	333,740
	National Rural Utilities Cooperative Finance Corporation
400,000	2.300%, 11/1/2020	392,506
	NextEra Energy Capital Holdings, Inc.
280,000	2.300%, 4/1/2019	278,502
	NiSource Finance Corporation
236,000	3.490%, 5/15/2027	228,058
615,000	5.650%, 2/1/2045	718,449
	Oncor Electric Delivery Company, LLC
944,000	3.750%, 4/1/2045	923,271
	Pacific Gas and Electric Company
580,000	3.300%, 3/15/2027	550,427
336,000	4.250%, 3/15/2046	324,490
	PG&E Corporation
140,000	2.400%, 3/1/2019	139,083
	PPL Capital Funding, Inc.
144,000	3.500%, 12/1/2022	144,400
236,000	3.400%, 6/1/2023	234,476
515,000	5.000%, 3/15/2044	563,521
	PPL Electric Utilities Corporation
354,000	3.950%, 6/1/2047	354,201
	Public Service Electric & Gas Company
600,000	3.000%, 5/15/2027	576,739
	Sempra Energy
365,000	6.150%, 6/15/2018	368,084
170,000	2.400%, 3/15/2020	167,761
	Southern California Edison Company
100,000	2.400%, 2/1/2022	97,428
485,000	4.000%, 4/1/2047	482,636
	Southern Company
485,000	2.950%, 7/1/2023	470,979
1,055,000	3.250%, 7/1/2026	1,001,866
450,000	4.400%, 7/1/2046	449,621
	Southern Company Gas Capital Corporation
590,000	4.400%, 5/30/2047	596,783
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	172,602
	Tesoro Logistics, LP
755,000	5.250%, 1/15/2025	767,571

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.9%)	Value
Utilities (0.4%) - continued
	Xcel Energy, Inc.
$775,000	3.350%, 12/1/2026	$751,522

	Total	25,837,840

	Total Long-Term Fixed Income (cost $913,298,182)	909,058,800

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
4,060	Henkel AG & Company KGaA, 1.620%	533,700

	Total	533,700

	Total Preferred Stock (cost $558,809)	533,700

Shares	Collateral Held for Securities Loaned (0.5%)	Value
32,869,449	Thrivent Cash Management Trust	32,869,449

	Total Collateral Held for Securities Loaned (cost $32,869,449)	32,869,449

Shares or Principal Amount	Short-Term Investments (10.0%)	Value
	Federal Home Loan Bank Discount Notes
8,700,000	1.500%, 4/3/2018[p,q]	8,699,600
3,750,000	1.436%, 4/11/2018[p,q]	3,748,444
900,000	1.440%, 4/13/2018[p,q]	899,544
15,100,000	1.455%, 4/20/2018[p,q]	15,087,467
5,700,000	1.443%, 4/27/2018[p,q]	5,693,428
9,800,000	1.626%, 5/2/2018[p,q]	9,786,113
5,900,000	1.550%, 5/4/2018[p,q]	5,891,085
2,900,000	1.530%, 5/7/2018[p,q]	2,895,206
400,000	1.670%, 5/16/2018[p,q]	399,169
6,700,000	1.669%, 6/6/2018[p,q]	6,679,190
	Thrivent Core Short-Term Reserve Fund
54,768,803	1.940%	547,688,024
	U.S. Treasury Bills
310,000	1.379%, 4/5/2018[p]	309,958
750,000	1.415%, 4/12/2018[p]	749,659
740,000	1.402%, 4/26/2018[p]	739,213
350,000	1.509%, 5/3/2018[p]	349,510
110,000	1.524%, 5/10/2018[p]	109,811

	Total Short-Term Investments (cost $609,722,967)	609,725,421

	Total Investments (cost $5,421,243,599) 104.8%	$6,411,713,321

	Other Assets and Liabilities, Net (4.8%)	(292,655,099)

	Total Net Assets 100.0%	$6,119,058,222

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

e	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
f

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of March 29, 2018.

g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Non-income producing security.
j	All or a portion of the security is on loan.
k

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $93,865,444 or 1.5% of total net assets.

l	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
m

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

n	All or a portion of the security is insured or guaranteed.
o	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
p	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Portfolio as of March 29, 2018 was $30,287,194 or 0.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost

ALM Loan Funding CLO, 10/17/2026	4/28/2017	$975,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	257,952
Apidos CLO XVIII, 7/22/2026	4/4/2017	950,000
Ares XXXII CLO, Ltd., 11/15/2025	2/3/2017	750,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	385,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	350,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Security	Acquisition Date	Cost

Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	$385,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	725,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	180,920
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	400,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	437,273
Digicel, Ltd., 4/15/2021	8/18/2014	1,272,793
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	1,140,298
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	364,469
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	385,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	159,644
Galaxy XX CLO, Ltd., 4/20/2031	2/23/2018	1,200,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	400,000
Golub Capital Partners, Ltd., 1/20/2031	12/11/2017	750,000
Golub Capital Partners, Ltd., 1/20/2031	11/20/2017	1,095,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	1,150,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,050,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	1,200,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	1,196,892
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	600,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	260,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	975,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	385,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	2,018,168
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	641,165
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	900,000
Shackleton, Ltd., 4/15/2027	12/16/2016	1,200,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	392,677
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	460,532
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	1,328,157
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	92,598
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	1,150,000
Verus Securitization Trust, 7/25/2047	7/24/2017	1,166,974
Verus Securitization Trust, 1/25/2047	2/16/2017	810,199
Voya CLO 3, Ltd., 7/25/2026	12/13/2017	385,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of March 29, 2018:

Securities Lending Transactions
Taxable Debt Security	$1,942,799
Common Stock	30,420,014

Total lending	$32,362,813
Gross amount payable upon return of collateral for securities loaned	$32,869,449

Net amounts due to counterparty	$506,636

    Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,258,386	–	3,015,693	1,242,693
Capital Goods	2,321,887	–	2,321,887	–
Communications Services	17,042,269	–	16,886,719	155,550
Consumer Cyclical	6,717,758	–	6,043,983	673,775
Consumer Non-Cyclical	8,145,946	–	7,640,946	505,000
Energy	1,890,586	–	1,890,586	–
Financials	3,232,297	–	3,232,297	–
Technology	2,657,278	–	2,657,278	–
Transportation	1,341,682	–	1,149,935	191,747
Utilities	1,472,683	–	778,414	694,269
Registered Investment Companies
Affiliated Equity Holdings	1,866,928,522	1,866,928,522	–	–
Affiliated Fixed Income Holdings	310,055,008	310,055,008	–	–
Equity Funds/Exchange Traded Funds	33,021,249	33,021,249	–	–
Fixed Income Funds/Exchange Traded Funds	17,505,528	17,505,528	–	–
Common Stock
Consumer Discretionary	292,855,333	287,835,610	5,019,723	–
Consumer Staples	53,372,478	50,572,089	2,800,389	–
Energy	78,811,104	76,522,312	2,288,696	96
Financials	410,347,568	404,664,319	5,683,249	–
Health Care	230,236,196	227,581,890	2,654,306	–
Industrials	296,085,278	289,652,590	6,432,688	–
Information Technology	619,410,892	617,864,214	1,546,678	–
Materials	64,820,157	59,531,701	5,288,450	6
Real Estate	58,002,952	57,174,716	828,236	–
Telecommunications Services	8,899,023	6,625,112	2,273,911	–
Utilities	25,842,547	24,968,014	874,533	–
Long-Term Fixed Income
Asset-Backed Securities	39,813,322	–	39,813,322	–
Basic Materials	16,935,073	–	16,935,073	–
Capital Goods	18,219,154	–	18,219,154	–
Collateralized Mortgage Obligations	28,433,411	–	28,433,411	–
Commercial Mortgage-Backed Securities	30,114,329	–	30,114,329	–
Communications Services	39,868,133	–	39,868,133	–
Consumer Cyclical	25,916,744	–	25,916,744	–
Consumer Non-Cyclical	43,180,093	–	43,180,093	–
Energy	39,244,633	–	39,244,633	–
Financials	106,630,913	–	106,630,913	–
Foreign Government	1,010,280	–	1,010,280	–
Mortgage-Backed Securities	259,455,676	–	259,455,676	–
Technology	23,720,683	–	23,720,683	–
Transportation	4,737,977	–	4,737,977	–
U.S. Government and Agencies	205,940,539	–	205,940,539	–
Utilities	25,837,840	–	25,837,840	–
Preferred Stock
Consumer Staples	533,700	–	533,700	–
Short-Term Investments	62,037,397	–	62,037,397	–
Subtotal Investments in Securities	$5,386,904,504	$4,330,502,874	$1,052,938,494	$3,463,136

Other Investments*	Total
Short-Term Investments	547,688,024
Affiliated Registered Investment Companies	444,251,344
Collateral Held for Securities Loaned	32,869,449

Subtotal Other Investments	$1,024,808,817

Total Investments at Value	$6,411,713,321

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	44,615,405	44,615,405	–	–
Total Asset Derivatives	$44,615,405	$44,615,405	$–	$–

Liability Derivatives
Futures Contracts	28,172,598	28,172,598	–	–
Total Liability Derivatives	$28,172,598	$28,172,598	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $59,779,246 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
5-Yr. U.S. Treasury Bond Futures	236	July 2018	$26,902,888	$109,893
20-Yr. U.S. Treasury Bond Futures	288	June 2018	41,151,185	1,076,815
CME E-mini Russell 2000 Index	162	June 2018	12,670,572	(267,852)
ICE mini MSCI EAFE Index	2,933	June 2018	297,656,463	(4,268,473)
ICE US mini MSCI Emerging Markets Index	733	June 2018	43,756,307	(223,437)
S&P 500 Index Mini-Futures	4,369	June 2018	600,331,193	(22,967,843)

Total Futures Long Contracts			$1,022,468,608	($26,540,897)

2-Yr. U.S. Treasury Bond Futures	(100)	July 2018	($21,246,570)	($14,368)
10-Yr. U.S. Treasury Bond Futures	(330)	June 2018	(39,632,459)	(343,949)
CME E-mini NASDAQ 100 Index	(2,444)	June 2018	(349,227,965)	26,913,245
CME E-mini Russell 2000 Index	(598)	June 2018	(46,601,679)	818,800
CME E-mini S&P Mid-Cap 400 Index	(2,840)	June 2018	(550,497,052)	15,696,652
CME Ultra Long Term U.S. Treasury Bond	(13)	June 2018	(1,999,418)	(86,676)

Total Futures Short Contracts			($1,009,205,143)	$42,983,704

Total Futures Contracts			$13,263,465	$16,442,807

Reference Description:
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Equity Holdings
Core International Equity	$212,818	$–	$–	21,029	$212,397	3.5%
Core Low Volatility Equity*	–	185,000	–	18,582	183,215	3.0
Large Cap Stock	362,738	–	–	25,235	362,842	5.9
Large Cap Value	431,469	–	–	22,745	419,553	6.9
Mid Cap Stock	429,178	–	–	20,616	425,869	7.0
Partner Worldwide Allocation	563,734	–	–	51,143	560,906	9.1
Small Cap Stock	125,101	–	26,431	4,667	97,759	1.6

Total Affiliated Equity Holdings	2,125,038				2,262,541	37.0

Affiliated Fixed Income Holdings
Core Emerging Markets Debt	50,142	224	–	5,093	48,639	0.8
High Yield Portfolio	55,740	777	–	11,644	55,027	0.9
Income	162,872	1,374	–	15,905	159,650	2.6
Limited Maturity Bond	95,507	515	–	9,732	95,378	1.5

Total Affiliated Fixed Income Holdings	364,261				358,694	5.8

Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	458,099	432,693	343,104	54,769	547,688	9.0

Total Affiliated Short-Term Investments	458,099				547,688	9.0

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	15,016	98,987	81,134	32,869	32,869	0.5

Total Collateral Held for Securities Loaned	15,016				32,869	0.5

Total Value	$2,962,414				$3,201,792

*	Non-income producing security.

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Equity Holdings
Core International Equity	$–	$(421)	–	$–
Core Low Volatility Equity*	–	(1,785)	–	–
Large Cap Stock	–	103	–	–
Large Cap Value	–	(11,916)	–	–
Mid Cap Stock	–	(3,309)	–	–
Partner Worldwide Allocation	–	(2,828)	–	–
Small Cap Stock	3,913	(4,824)	–	–
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	–	(1,728)	–	459
High Yield Portfolio	–	(1,490)	–	778
Income	–	(4,597)	–	1,376
Limited Maturity Bond	–	(643)	–	514
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	–	–	–	2,284

Total Income from Affiliated Investments				$5,411

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	163

Total Affiliated Income from Securities Loaned, Net				$163

Total Value	$3,913	$(33,438)	$–

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$1,060,000	0.000%, (LIBOR 3M + 2.750%), 3/7/2024[b,c,d,e]	$1,060,166
754,286	5.127%, (LIBOR 1M + 3.250%), 3/7/2024[d]	756,797
	Big River Steel, LLC, Term Loan
815,900	7.302%, (LIBOR 3M + 5.000%), 8/15/2023[d,e]	826,099
	Chemours Company, Term Loan
281,060	6.250%, (LIBOR 1M + 2.500%), 5/12/2022[d]	280,708
	CONSOL Mining Corporation, Term Loan
827,925	7.990%, (LIBOR 3M + 6.000%), 10/30/2022[d]	848,209
	Contura Energy, Inc., Term Loan
1,365,475	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[d]	1,361,215
	Coronado Australian Holdings Property, Ltd., Term Loan
577,500	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	568,838
157,500	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	155,137
	Tronox Finance, LLC, Term Loan
551,872	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[d]	556,586
1,273,552	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[d]	1,284,428

	Total	7,698,183

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
767,720	3.981%, (LIBOR 1W + 2.250%), 11/10/2023[d]	769,401
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,343,686	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[d]	2,352,475
	Navistar, Inc., Term Loan
1,540,000	5.210%, (LIBOR 1M + 3.500%), 11/3/2024[d]	1,547,053
	Sterigenics-Nordion Holdings, LLC, Term Loan
2,849,938	4.877%, (LIBOR 1M + 3.000%), 5/15/2022[d]	2,848,171

	Total	7,517,100

Communications Services (0.7%)
	Cengage Learning Acquisitions, Term Loan
1,122,684	6.036%, (LIBOR 1M + 4.250%), 6/7/2023[d]	1,019,599
	CenturyLink, Inc., Term Loan
1,955,100	4.627%, (LIBOR 1M + 2.750%), 1/31/2025[b,c,d]	1,921,296
	Charter Communications Operating, LLC, Term Loan
1,640,888	3.880%, (LIBOR 1M + 2.000%), 4/13/2025[d]	1,646,352
	Frontier Communications Corporation, Term Loan
1,503,638	5.630%, (LIBOR 1M + 3.750%), 6/1/2024[d]	1,482,030

Principal Amount	Bank Loans (2.1%)[a]	Value
Communications Services (0.7%) - continued
	Hargray Communications Group, Inc., Term Loan
$44,887	4.877%, (LIBOR 3M + 3.000%), 5/16/2024[b,c,d]	$44,985
	Hargray Merger Subsidiary Corporation, Term Loan
948,808	4.877%, (LIBOR 1M + 3.000%), 3/24/2024[d]	950,886
	Intelsat Jackson Holdings SA, Term Loan
1,315,000	5.706%, (LIBOR 3M + 3.750%), 11/27/2023[d]	1,315,000
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,585,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[d]	2,503,676
355,000	8.470%, (LIBOR 3M + 6.750%), 7/7/2023[d,e]	324,825
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,743,937	5.877%, (LIBOR 1M + 4.000%), 5/4/2022[d]	1,720,830
	Mediacom Illinois, LLC, Term Loan
560,000	0.000%, (LIBOR 3M + 1.750%), 2/15/2024[b,c,d]	559,653
	NEP/NCP Holdco, Inc., Term Loan
1,727,460	5.552%, (LIBOR 1M + 3.250%), 7/21/2022[d]	1,732,504
96,935	8.740%, (LIBOR 1M + 7.000%), 1/23/2023[d]	97,299
	New LightSquared, Term Loan
425,700	11.305%,PIK 10.265%, (LIBOR 3M + 8.750%), 12/7/2020[d,f]	372,488
	Radiate Holdco, LLC, Term Loan
3,137,078	4.877%, (LIBOR 1M + 3.000%), 2/1/2024[d]	3,117,471
	Sable International Finance, Ltd., Term Loan
2,735,000	5.127%, (LIBOR 1M + 3.250%), 2/6/2026[d]	2,741,838
	SBA Senior Finance II, LLC, Term Loan
1,789,400	3.990%, (LIBOR 1W + 2.250%), 6/10/2022[d]	1,791,637
	SFR Group SA, Term Loan
640,163	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[d]	619,357
	Sinclair Television Group, Inc., Term Loan
2,855,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,c,d]	2,865,706
	Sprint Communications, Inc., Term Loan
2,930,400	4.438%, (LIBOR 1M + 2.500%), 2/2/2024[d]	2,929,169
	Syniverse Holdings, Inc., Term Loan
330,000	6.718%, (LIBOR 3M + 5.000%), 2/9/2023[d]	333,528
	Univision Communications, Inc., Term Loan
1,856,326	4.627%, (LIBOR 1M + 2.750%), 3/15/2024[d]	1,824,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Communications Services (0.7%) - continued
	WideOpenWest Finance, LLC, Term Loan
$1,089,525	5.104%, (LIBOR 1M + 3.250%), 8/6/2023[d]	$1,064,335

	Total	32,979,084

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,069,625	4.380%, (LIBOR 1M + 2.500%), 11/9/2024[d]	1,070,695
	Ceridian HCM Holding, Inc., Term Loan
544,415	5.377%, (LIBOR 1M + 3.500%), 9/15/2020[d]	545,231
	Four Seasons Hotels, Ltd., Term Loan
940,000	0.000%, (LIBOR 3M + 2.000%), 11/30/2023[b,c,d]	944,700
	Golden Entertainment, Inc., Term Loan
2,059,838	4.880%, (LIBOR 1M + 3.000%), 8/15/2024[d]	2,068,860
325,000	8.860%, (LIBOR 1M + 7.000%), 8/15/2025[d,e]	326,625
	IMG Worldwide, Inc., Term Loan
633,333	9.127%, (LIBOR 1M + 7.250%), 5/6/2022[d,e]	636,500
	Mohegan Tribal Gaming Authority, Term Loan
1,467,383	5.877%, (LIBOR 1M + 4.000%), 10/13/2023[d]	1,462,805
	Scientific Games International, Inc., Term Loan
2,580,000	4.722%, (LIBOR 1M + 2.750%), 8/14/2024[d]	2,588,204
	Stars Group Holdings BV, Term Loan
2,832,956	5.802%, (LIBOR 3M + 3.500%), 8/1/2021[d]	2,844,288
	Wyndham Hotels & Resorts, Inc., Term Loan
645,000	0.000%, (LIBOR 3M + 1.750%), 3/29/2025[b,c,d]	646,612

	Total	13,134,520

Consumer Non-Cyclical (0.3%)
	Air Medical Group Holdings, Inc., Term Loan
2,887,763	4.936%, (LIBOR 3M + 3.250%), 4/28/2022[d]	2,897,783
	Albertson’s, LLC, Term Loan
681,566	4.627%, (LIBOR 1M + 2.750%), 8/25/2021[d]	672,815
835,649	5.292%, (LIBOR 3M + 3.000%), 12/21/2022[d]	826,482
1,515,645	4.956%, (LIBOR 3M + 3.000%), 6/22/2023[d]	1,494,804
	Anmeal Pharmaceuticals LLC, Term Loan
1,055,000	0.000%, (LIBOR 3M + 3.500%), 3/23/2025[b,c,d,e]	1,055,000
	CHS/Community Health Systems, Inc., Term Loan
195,798	4.984%, (LIBOR 3M + 2.750%), 12/31/2019[d]	190,741

Principal Amount	Bank Loans (2.1%)[a]	Value
Consumer Non-Cyclical (0.3%) - continued
$1,271,247	4.984%, (LIBOR 3M + 3.000%), 1/27/2021[d]	$1,220,220
	Endo Luxembourg Finance Company I SARL., Term Loan
1,626,029	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[d]	1,621,281
	JBS USA LUX SA, Term Loan
2,455,200	4.678%, (LIBOR 3M + 2.500%), 10/30/2022[d]	2,446,509
	Ortho-Clinical Diagnostics, Inc., Term Loan
2,284,018	5.627%, (LIBOR 1M + 3.750%), 6/30/2021[d]	2,301,719
	Revlon Consumer Products Corporation, Term Loan
845,707	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[d]	662,121
	Valeant Pharmaceuticals International, Inc., Term Loan
2,225,573	5.240%, (LIBOR 1M + 3.500%), 4/1/2022[d]	2,248,251

	Total	17,637,726

Energy (0.1%)
	Calpine Corporation, Term Loan
1,159,041	4.810%, (LIBOR 3M + 2.500%), 1/15/2024[d]	1,161,718
	Fieldwood Energy, LLC, Term Loan
879,760	4.752%, (LIBOR 1M + 2.875%), 9/28/2018[d]	875,916
	Houston Fuel Oil Terminal, LLC, Term Loan
1,809,424	5.800%, (LIBOR 3M + 3.500%), 8/19/2021[d]	1,826,396
	MEG Energy Corporation, Term Loan
150,100	5.810%, (LIBOR 3M + 3.500%), 12/31/2023[d]	150,025
	MRC Global US, Inc., Term Loan
583,537	7.250%, (LIBOR 1M + 3.500%), 9/15/2024[d]	587,914
	Pacific Drilling SA, Term Loan
1,225,600	0.000%, (PRIME + 4.500%), 6/3/2018[d,g,h]	408,284

	Total	5,010,253

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
2,079,975	5.802%, (LIBOR 3M + 3.500%), 4/13/2024[d]	2,085,175
	Digicel International Finance, Ltd., Term Loan
1,542,601	5.020%, (LIBOR 3M + 3.250%), 5/10/2024[d]	1,533,931
	DJO Finance, LLC, Term Loan
926,250	5.035%, (LIBOR 3M + 3.250%), 6/7/2020[d]	930,112
	Genworth Holdings, Inc., Term Loan
285,000	6.202%, (LIBOR 3M + 4.500%), 2/28/2023[d]	289,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Financials (0.1%) - continued
	MoneyGram International, Inc., Term Loan
$1,710,465	5.552%, (LIBOR 3M + 3.250%), 3/28/2020[d]	$1,707,472

	Total	6,546,501

Technology (0.1%)
	Harland Clarke Holdings Corporation, Term Loan
1,773,161	7.052%, (LIBOR 3M + 4.750%), 10/31/2023[d]	1,786,956
	Rackspace Hosting, Inc., Term Loan
1,369,650	4.787%, (LIBOR 3M + 3.000%), 11/3/2023[d]	1,363,870
	SS&C Technologies Holdings Europe SARL, Term Loan
390,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,c,d]	391,747
	SS&C Technologies, Inc., Term Loan
1,110,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,c,d]	1,114,973
	TNS, Inc., Term Loan
562,330	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[d]	564,439
	Western Digital Corporation, Term Loan
1,976,521	3.877%, (LIBOR 1M + 2.000%), 4/29/2023[d]	1,986,048

	Total	7,208,033

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
2,342,300	6.377%, (LIBOR 1M + 4.500%), 5/18/2023[d]	2,359,867
	OSG Bulk Ships, Inc., Term Loan
316,592	6.040%, (LIBOR 3M + 4.250%), 8/5/2019[d,e]	303,929

	Total	2,663,796

Utilities (0.1%)
	EnergySolutions, LLC, Term Loan
540,000	6.630%, (LIBOR 1M + 4.750%), 5/29/2020[d,e]	546,750
	HD Supply Waterworks, Term Loan
927,675	5.116%, (LIBOR 3M + 3.000%), 7/21/2024[d,e]	932,314
	Intergen NV, Term Loan
852,487	6.240%, (LIBOR 1W + 4.500%), 6/13/2020[d]	856,042
	Talen Energy Supply, LLC, Term Loan
761,842	5.877%, (LIBOR 1M + 4.000%), 7/6/2023[d]	747,146
	TerraForm Power Operating, LLC, Term Loan
613,463	4.627%, (LIBOR 1M + 2.750%), 11/3/2022[d]	616,340

	Total	3,698,592

	Total Bank Loans (cost $104,805,804)	104,093,788

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (1.8%)
	Access Group, Inc.
$719,159	2.121%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ad,i	$716,717
	ALM Loan Funding CLO
2,250,000	2.871%, (LIBOR 3M + 1.140%), 10/17/2026, Ser. 2014-11A, Class A1R*,d	2,250,338
	AMSR Trust
2,700,000	3.208%, (LIBOR 1M + 1.400%), 11/17/2033, Ser. 2016-SFR1, Class Ad,i	2,711,151
	Apidos CLO XVIII
2,225,000	2.865%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,d	2,225,178
	Ares XXXII CLO, Ltd.
1,500,000	3.049%, (LIBOR 3M + 1.210%), 11/15/2025, Ser. 2014-32A, Class A1R*,d	1,500,762
	Babson CLO, Ltd.
825,000	2.881%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,d	825,124
	Bayview Koitere Fund Trust
1,717,999	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ad,i	1,760,961
	Betony CLO, Ltd.
750,000	3.072%, (LIBOR 3M + 1.350%), 4/15/2027, Ser. 2015-1A, Class AR*,d	750,324
	Birchwood Park CLO, Ltd.
825,000	2.900%, (LIBOR 3M + 1.180%), 7/15/2026, Ser. 2014-1A, Class AR*,d	825,158
	BlueMountain CLO, Ltd.
1,650,000	2.744%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,d	1,650,259
	Carlyle Global Market Strategies CLO, Ltd.
825,000	2.922%, (LIBOR 3M + 1.200%), 10/15/2026, Ser. 2014-4A, Class A1R*,d	825,146
	Cent CLO 16, LP
387,686	3.023%, (LIBOR 3M + 1.250%), 8/1/2024, Ser. 2012- 16A, Class A1AR*,d	387,848
	Cent CLO 22, Ltd.
825,000	3.204%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,d	825,497
	Commonbond Student Loan Trust
2,572,832	3.320%, 5/25/2040, Ser. 2016-A, Class A1[i]	2,496,733
2,200,000	2.102%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[d,i]	2,199,974
1,400,000	3.210%, 2/25/2044, Ser. 2018-AGS, Class A1[i]	1,399,392
	DRB Prime Student Loan Trust
430,261	3.170%, 7/25/2031, Ser. 2015-B, Class A2*	428,494

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (1.8%) - continued
$1,197,077	3.531%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,d	$1,224,450
2,295,533	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	2,281,363
	Dryden 34 Senior Loan Fund CLO
825,000	2.882%, (LIBOR 3M + 1.160%), 10/15/2026, Ser. 2014-34A, Class AR*,d	825,196
	Earnest Student Loan Program, LLC
1,466,992	3.020%, 5/25/2034, Ser. 2016-B, Class A2[i]	1,456,984
1,148,472	2.680%, 7/25/2035, Ser. 2016-C, Class A2[i]	1,128,487
1,513,320	2.720%, 1/25/2041, Ser. 2016-D, Class A2[i]	1,488,509
	Edlinc Student Loan Funding Trust
479,025	4.540%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,d	486,697
	Galaxy XX CLO, Ltd.
2,650,000	2.745%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class AR*,d	2,656,365
	GoldenTree Loan Opportunities IX, Ltd.
825,000	3.130%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,d	825,393
	Golub Capital Partners, Ltd.
2,569,000	2.626%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-22A, Class AR*,d	2,588,663
1,750,000	2.681%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2017-RT5, Class A*,d	1,762,875
	Laurel Road Prime Student Loan Trust
1,950,000	2.810%, 11/25/2042, Ser. 2017-2A, Class Ai	1,913,043
	Lehman XS Trust
2,577,537	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bj	2,372,737
	Lendmark Funding Trust
1,400,000	2.800%, 5/20/2026, Ser. 2017-1III, Class Ai	1,392,349
	Limerock CLO III, LLC
2,500,000	2.945%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1R*,d	2,500,528
	Madison Park Funding XIV, Ltd.
2,450,000	2.865%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,d	2,451,299
	Magnetite XII, Ltd.
2,600,000	3.052%, (LIBOR 3M + 1.330%), 4/15/2027, Ser. 2015-12A, Class AR*,d	2,613,226
	Marlette Funding Trust
2,277,117	2.390%, 7/15/2024, Ser. 2017-2A, Class Ai	2,271,725
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	3,405,101

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (1.8%) - continued
$3,400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	$3,369,833
	Morgan Stanley Capital, Inc.
1,641,512	2.022%, (LIBOR 1M + 0.150%), 2/25/2037, Ser. 2007-NC2, Class A2FPd	1,063,561
	Mountain View CLO, Ltd.
2,625,000	3.182%, (LIBOR 3M + 1.460%), 7/15/2027, Ser. 2015-9A, Class A1A*,d	2,627,339
	Neuberger Berman CLO XIV, Ltd.
1,400,000	3.010%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class AR*,d	1,409,785
	Neuberger Berman CLO, Ltd.
600,000	2.925%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,d	602,982
	Octagon Investment Partners XX, Ltd.
2,250,000	2.941%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,d	2,250,774
	OZLM VIII, Ltd.
825,000	2.861%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,d	825,124
	Race Point IX CLO, Ltd.
2,100,000	2.932%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,d	2,118,591
	Renaissance Home Equity Loan Trust
1,890,854	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[j]	1,417,246
2,300,435	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[j]	1,320,637
	Shackleton, Ltd.
2,650,000	3.092%, (LIBOR 3M + 1.370%), 4/15/2027, Ser. 2015-7A, Class AR*,d	2,650,692
	SLM Student Loan Trust
1,520,718	2.272%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ad	1,496,019
	SoFi Consumer Loan Program, LLC
766,574	3.260%, 8/25/2025, Ser. 2016-1, Class Ai	766,674
1,562,279	2.500%, 5/26/2026, Ser. 2017-4, Class Ai	1,544,095
1,936,896	2.140%, 9/25/2026, Ser. 2017-5, Class A1[i]	1,925,960
	SoFi Professional Loan Program, LLC
707,980	2.420%, 3/25/2030, Ser. 2015-A, Class A2[i]	702,609
	Stanwich Mortgage Loan Company, LLC
877,749	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,j	877,937
	Symphony CLO VIII, Ltd.
198,424	2.804%, (LIBOR 3M + 1.100%), 1/9/2023, Ser. 2012-8A, Class AR*,d	198,442
	Symphony CLO XV, Ltd.
2,500,000	2.911%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,d	2,500,588

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (1.8%) - continued
	U.S. Small Business Administration
$226,351	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	$227,824
	Vericrest Opportunity Loan Transferee
1,211,733	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[i,j]	1,211,960
	Verizon Owner Trust
1,625,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ai	1,609,034
	Voya CLO 3, Ltd.
825,000	2.465%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2017-2, Class A*,d	824,993

	Total	92,966,745

Basic Materials (0.7%)
	Alcoa Nederland Holding BV
1,605,000	6.750%, 9/30/2024[i]	1,717,350
	Anglo American Capital plc
1,970,000	4.875%, 5/14/2025[i]	2,017,814
	ArcelorMittal SA
1,300,000	5.750%, 3/1/2021	1,369,875
1,295,000	6.125%, 6/1/2025	1,408,313
	Braskem Netherlands Finance BV
1,680,000	4.500%, 1/10/2028[i]	1,635,312
	BWAY Holding Company
1,740,000	5.500%, 4/15/2024[i]	1,750,875
	CF Industries, Inc.
1,800,000	3.450%, 6/1/2023	1,728,000
	Chemours Company
1,435,000	5.375%, 5/15/2027	1,438,587
	First Quantum Minerals, Ltd.
847,000	7.000%, 2/15/2021[i]	849,117
1,165,000	7.500%, 4/1/2025[i]	1,143,884
	Georgia-Pacific, LLC
535,000	2.539%, 11/15/2019[i]	531,706
	Glencore Finance Canada, Ltd.
560,000	6.000%, 11/15/2041[i]	617,943
	Glencore Funding, LLC
395,000	2.782%, (LIBOR 3M + 1.060%), 4/16/2018[d,i]	395,079
560,000	4.125%, 5/30/2023[i]	563,651
725,000	4.000%, 3/27/2027[i]	699,433
	International Paper Company
1,420,000	4.350%, 8/15/2048	1,344,726
	Kinross Gold Corporation
1,120,000	5.950%, 3/15/2024	1,201,200
1,510,000	4.500%, 7/15/2027[i]	1,478,743
	Novelis Corporation
670,000	5.875%, 9/30/2026[i]	659,950
	Olin Corporation
2,055,000	5.125%, 9/15/2027	2,026,744
	Platform Specialty Products Corporation
1,000,000	5.875%, 12/1/2025[i]	977,500
	Sherwin-Williams Company
1,285,000	3.125%, 6/1/2024	1,241,899
	Steel Dynamics, Inc.
1,430,000	5.000%, 12/15/2026	1,430,000
	Teck Resources, Ltd.
2,240,000	6.125%, 10/1/2035	2,374,400
	United States Steel Corporation
1,500,000	6.250%, 3/15/2026	1,494,375

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Basic Materials (0.7%) - continued
	Vale Overseas, Ltd.
$840,000	6.250%, 8/10/2026	$941,052
835,000	6.875%, 11/21/2036	982,127
840,000	6.875%, 11/10/2039	995,400
	Westlake Chemical Corporation
1,120,000	3.600%, 8/15/2026	1,080,905
	WestRock Company
1,100,000	3.750%, 3/15/2025[i]	1,096,852

	Total	37,192,812

Capital Goods (0.9%)
	AECOM
2,080,000	5.875%, 10/15/2024	2,176,200
	Ashtead Capital, Inc.
1,450,000	4.125%, 8/15/2025[i]	1,392,000
	Bombardier, Inc.
2,055,000	7.500%, 3/15/2025[i]	2,108,944
	Building Materials Corporation of America
1,525,000	6.000%, 10/15/2025[i]	1,563,125
	CEMEX SAB de CV
1,685,000	6.125%, 5/5/2025[i]	1,752,737
	Cintas Corporation No. 2
840,000	3.700%, 4/1/2027	838,444
	CNH Industrial Capital, LLC
800,000	4.375%, 11/6/2020	817,000
1,120,000	4.875%, 4/1/2021	1,152,200
	CNH Industrial NV
1,100,000	4.500%, 8/15/2023	1,119,503
1,400,000	3.850%, 11/15/2027	1,358,225
	Crown Americas Capital Corporation IV
1,450,000	4.500%, 1/15/2023	1,439,125
	Crown Cork & Seal Company, Inc.
1,460,000	7.375%, 12/15/2026	1,627,900
	Huntington Ingalls Industries, Inc.
1,680,000	3.483%, 12/1/2027[i]	1,614,816
	L3 Technologies, Inc.
1,656,000	3.950%, 5/28/2024	1,665,083
	Lockheed Martin Corporation
350,000	2.500%, 11/23/2020	346,747
1,136,000	3.600%, 3/1/2035	1,083,375
1,024,000	4.500%, 5/15/2036	1,084,919
284,000	6.150%, 9/1/2036	356,675
	Northrop Grumman Corporation
1,960,000	3.850%, 4/15/2045	1,826,260
	Owens-Brockway Glass Container, Inc.
2,205,000	5.000%, 1/15/2022[i]	2,226,389
	Pentair Finance SA
1,700,000	2.900%, 9/15/2018	1,700,361
	Republic Services, Inc.
850,000	2.900%, 7/1/2026	796,106
	Reynolds Group Issuer, Inc.
2,170,000	5.125%, 7/15/2023[i]	2,191,049
	Roper Industries, Inc.
1,316,000	2.050%, 10/1/2018	1,312,839
	Roper Technologies, Inc.
840,000	2.800%, 12/15/2021	826,132
	Siemens Financieringsmaatschappij NV
2,255,000	4.200%, 3/16/2047[i]	2,358,181
	Standard Industries, Inc.
675,000	5.500%, 2/15/2023[i]	698,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Capital Goods (0.9%) - continued
	Textron, Inc.
$825,000	7.250%, 10/1/2019	$876,633
1,710,000	3.375%, 3/1/2028	1,631,447
	United Rentals North America, Inc.
1,655,000	5.500%, 7/15/2025	1,694,306
	United Technologies Corporation
1,410,000	4.050%, 5/4/2047	1,336,933

	Total	42,972,279

Collateralized Mortgage Obligations (1.4%)
	Alternative Loan Trust
1,166,548	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	1,030,082
	Angel Oak Mortgage Trust I, LLC
646,021	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	647,519
	Bayview Opportunity Master Fund Trust
1,949,505	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ad,i	1,980,741
3,204,078	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ad,i	3,255,298
2,666,317	3.500%, 5/28/2069, Ser. 2011-2, Class A2[d,i]	2,686,686
	BCAP, LLC Trust
1,508,115	2.052%, (LIBOR 1M + 0.180%), 3/25/2037, Ser. 2007-AA1, Class 2A1[d]	1,444,015
	Citigroup Mortgage Loan Trust, Inc.
352,271	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	351,045
	CitiMortgage Alternative Loan Trust
1,169,249	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	1,102,488
	COLT Mortgage Loan Trust
1,039,150	2.800%, 12/26/2046, Ser. 2016-3, Class A1*,d	1,030,385
3,055,643	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ad,i	3,060,231
	Countrywide Alternative Loan Trust
1,372,418	3.383%, 10/25/2035, Ser. 2005-43, Class 4A1[d]	1,208,056
774,090	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	509,534
219,732	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	214,873
2,407,014	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	2,013,452
1,674,366	7.000%, 10/25/2037, Ser. 2007-24, Class A10	1,091,425
	Countrywide Home Loans, Inc.
405,817	5.750%, 4/25/2037, Ser. 2007-3, Class A27	336,917
	Deutsche Alt-A Securities Mortgage Loan Trust
300,916	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	275,268
	Federal Home Loan Mortgage Corporation
5,006,843	3.000%, 4/15/2028, Ser. 4193, Class AIk	426,586
3,887,902	4.000%, 7/15/2031, Ser.- 4104, Class KIk	448,906
3,942,715	3.000%, 2/15/2033, Ser. 4170, Class IGk	448,063

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Collateralized Mortgage Obligations (1.4%) - continued
	Federal National Mortgage Association
$7,559,122	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	$980,668
	Greenpoint Mortgage Funding Trust
975,963	2.072%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bd	857,007
	Impac Secured Assets Trust
3,973,392	2.112%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2014-GC18, Class A3[d]	3,274,454
	IndyMac INDX Mortgage Loan Trust
1,525,383	2.512%, (LIBOR 1M + 0.640%), 7/25/2045, Ser. 2005-16IP, Class A1[d]	1,469,016
	J.P. Morgan Mortgage Trust
98,924	3.605%, 10/25/2036, Ser. 2006-A6, Class 1A2[d]	91,260
1,940,884	2.252%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[d]	1,150,656
2,123,691	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	1,394,011
	MASTR Alternative Loans Trust
307,786	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	310,760
1,353,281	2.322%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[d]	653,003
	Merrill Lynch Alternative Note Asset Trust
305,889	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	252,358
	Preston Ridge Partners Mortgage Trust, LLC
1,054,997	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,j	1,055,005
4,738,765	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,j	4,720,834
	Pretium Mortgage Credit Partners, LLC
1,612,073	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,j	1,610,632
2,264,152	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[i,j]	2,249,286
	Residential Accredit Loans, Inc. Trust
1,974,736	2.622%, (LIBOR 1M + 0.750%), 6/25/2035, Ser. 2005-QS7, Class A3[d]	1,646,008
470,583	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	457,564
2,609,196	2.422%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-3, Class A1Bd	2,072,309
	Residential Asset Securitization Trust
2,675,450	2.252%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[d]	657,734
	Sequoia Mortgage Trust
1,879,207	3.602%, 9/20/2046, Ser. 2007-1, Class 4A1[d]	1,553,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Collateralized Mortgage Obligations (1.4%) - continued
	Sunset Mortgage Loan Company, LLC
$377,706	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,j	$378,648
2,968,821	3.500%, 6/15/2047, Ser. 2017-NPL1, Class A*,j	2,940,918
1,129,046	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,j	1,129,387
	Towd Point Mortgage Trust
2,312,262	2.750%, 10/25/2056, Ser. 2017-1, Class A1[d,i]	2,286,592
1,780,742	2.472%, (LIBOR 1M + 0.600%), 2/25/2057, Ser. 2017-5, Class A1[d,i]	1,787,141
	Verus Securitization Trust
1,920,514	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,d	1,922,997
2,917,616	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,d	2,897,263
	WaMu Mortgage Pass Through Certificates
261,405	3.273%, 9/25/2036, Ser. 2006-AR10, Class 1A2[d]	253,106
258,031	3.323%, 10/25/2036, Ser. 2006-AR12, Class 1A1[d]	250,872
1,386,223	2.795%, 1/25/2037, Ser. 2006-AR18, Class 1A1[d]	1,306,122
2,760,210	2.243%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ad	2,489,428
	Washington Mutual Mortgage Pass Through Certificates Trust
1,765,953	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	1,454,402

	Total	69,114,127

Commercial Mortgage-Backed Securities (1.4%)
	CSAIL Commercial Mortgage Trust
4,400,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	4,393,694
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
2,608,800	2.776%, 3/25/2023, Ser. K724, Class A1[l]	2,601,242
8,700,000	3.002%, 1/25/2024, Ser. K725, Class A2	8,698,729
9,450,000	3.430%, 1/25/2027, Ser. K063, Class A2[d]	9,603,936
	Federal National Mortgage Association - ACES
2,825,000	2.568%, 12/25/2026, Ser. 2017-M3, Class A2[d]	2,680,482
4,250,000	2.877%, 2/25/2027, Ser. 2017-M2, Class A2[d]	4,120,313
5,000,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[d]	4,895,581
	Federal National Mortgage Association Grantor Trust
5,597,794	2.898%, 6/25/2027, Ser. 2017-T1, Class Al	5,420,142
	GS Mortgage Securities Trust
2,925,000	3.801%, 1/10/2047, Ser. 2015-23A, Class AR	2,990,529

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Commercial Mortgage-Backed Securities (1.4%) - continued
$4,000,000	3.666%, 9/10/2047, Ser. 2104-GC24, Class A4	$4,071,266
4,000,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	3,938,405
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,518,889	3.507%, 5/15/2045, Ser. 2012-C6, Class A3	1,534,267
	JPMBB Commercial Mortgage Securities Trust
2,850,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	2,823,939
	SCG Trust
700,000	3.427%, (LIBOR 1M + 1.650%), 11/15/2026, Ser. 2013-SRP1, Class Ad,i	699,998
	UBS Commercial Mortgage Trust
3,185,349	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	3,215,857
	Wells Fargo Commercial Mortgage Trust
2,500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	2,516,969
2,250,000	3.839%, 9/15/2058, Ser. 2015-LC22, Class A4	2,298,958
	WFRBS Commercial Mortgage Trust
2,784,244	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	2,744,774

	Total	69,249,081

Communications Services (1.9%)
	21st Century Fox America, Inc.
1,140,000	6.900%, 3/1/2019	1,181,521
	Altice Financing SA
1,675,000	6.625%, 2/15/2023[i]	1,658,250
	AMC Networks, Inc.
1,675,000	5.000%, 4/1/2024	1,655,185
	America Movil SAB de CV
829,000	5.000%, 10/16/2019	853,056
	American Tower Corporation
1,280,000	3.300%, 2/15/2021	1,279,485
	AT&T, Inc.
600,000	5.875%, 10/1/2019	625,592
360,000	3.232%, (LIBOR 3M + 0.930%), 6/30/2020[d]	363,787
835,000	3.800%, 3/1/2024	835,991
2,780,000	3.400%, 8/14/2024	2,792,730
3,363,000	3.900%, 8/14/2027	3,383,896
1,017,000	4.100%, 2/15/2028[i]	1,009,097
822,000	4.300%, 2/15/2030[i]	817,921
1,100,000	5.250%, 3/1/2037	1,162,124
3,260,000	4.900%, 8/14/2037	3,284,072
840,000	6.350%, 3/15/2040	973,335
950,000	5.550%, 8/15/2041	1,020,724
546,000	4.750%, 5/15/2046	529,405
	British Sky Broadcasting Group plc
880,000	2.625%, 9/16/2019[i]	876,219
1,100,000	3.125%, 11/26/2022[i]	1,088,650
	CCO Holdings, LLC
2,100,000	5.875%, 4/1/2024[i]	2,136,750
	CenturyLink, Inc.
1,630,000	6.450%, 6/15/2021	1,662,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Communications Services (1.9%) - continued
	Charter Communications Operating, LLC
$450,000	6.834%, 10/23/2055	$519,496
630,000	3.579%, 7/23/2020	631,693
1,400,000	4.200%, 3/15/2028	1,339,185
3,320,000	6.484%, 10/23/2045	3,638,946
	Clear Channel Worldwide Holdings, Inc.
2,160,000	6.500%, 11/15/2022	2,197,800
	Comcast Corporation
875,000	2.750%, 3/1/2023	851,583
2,190,000	4.400%, 8/15/2035	2,254,824
418,000	4.650%, 7/15/2042	436,738
565,000	4.750%, 3/1/2044	594,660
	Cox Communications, Inc.
1,400,000	3.350%, 9/15/2026[i]	1,332,142
568,000	4.600%, 8/15/2047[i]	542,517
	Crown Castle International Corporation
1,183,000	3.400%, 2/15/2021	1,187,288
2,062,000	5.250%, 1/15/2023	2,190,473
1,136,000	3.200%, 9/1/2024	1,088,709
	CSC Holdings, LLC
245,000	5.500%, 4/15/2027[i]	234,588
	Digicel, Ltd.
2,725,000	6.000%, 4/15/2021*	2,558,094
	Discovery Communications, LLC
1,420,000	4.900%, 3/11/2026[m]	1,471,078
2,270,000	5.000%, 9/20/2037	2,259,245
	Gray Television, Inc.
1,690,000	5.875%, 7/15/2026[i]	1,643,525
	Intelsat Jackson Holdings SA
1,590,000	8.000%, 2/15/2024[i]	1,671,488
	Level 3 Communications, Inc.
2,080,000	5.375%, 1/15/2024	2,026,710
	Level 3 Financing, Inc.
700,000	5.375%, 5/1/2025	679,000
	Moody’s Corporation
770,000	2.750%, 12/15/2021	755,854
	Neptune Finco Corporation
1,769,000	10.875%, 10/15/2025[i]	2,078,557
	Netflix, Inc.
1,895,000	4.875%, 4/15/2028[i]	1,822,232
	Nexstar Escrow Corporation
781,000	5.625%, 8/1/2024[i]	765,146
	Omnicom Group, Inc.
530,000	3.600%, 4/15/2026	513,463
	S&P Global, Inc.
1,024,000	3.300%, 8/14/2020	1,029,605
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[i]	616,044
	SFR Group SA
2,455,000	6.000%, 5/15/2022[i]	2,399,762
	Sprint Communications, Inc.
1,485,000	6.000%, 11/15/2022	1,457,156
	Sprint Corporation
1,405,000	7.625%, 2/15/2025[m]	1,382,169
	Telecom Italia SPA
1,400,000	5.303%, 5/30/2024[i]	1,424,500
	Telefonica Emisiones SAU
858,000	3.192%, 4/27/2018	858,343
1,375,000	4.665%, 3/6/2038	1,388,835
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,591,076

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Communications Services (1.9%) - continued
	Verizon Communications, Inc.
$1,475,000	3.500%, 11/1/2021	$1,486,303
2,304,000	5.150%, 9/15/2023	2,484,850
1,701,000	3.376%, 2/15/2025	1,671,050
859,000	4.272%, 1/15/2036	821,176
2,272,000	4.862%, 8/21/2046	2,288,948
1,796,000	4.522%, 9/15/2048	1,727,416
	Viacom, Inc.
560,000	4.250%, 9/1/2023	568,137
1,095,000	6.875%, 4/30/2036	1,300,158
840,000	5.850%, 9/1/2043	913,961
	Virgin Media Secured Finance plc
1,725,000	5.250%, 1/15/2026[i]	1,660,312
	Windstream Services, LLC
1,150,000	8.625%, 10/31/2025[i]	1,063,750

	Total	94,608,975

Consumer Cyclical (1.3%)
	Amazon.com, Inc.
710,000	3.150%, 8/22/2027[i]	684,558
1,420,000	3.875%, 8/22/2037[i]	1,409,643
852,000	4.050%, 8/22/2047[i]	845,744
	American Honda Finance Corporation
1,075,000	2.000%, 2/14/2020	1,058,903
	Aptiv plc
1,280,000	3.150%, 11/19/2020	1,277,467
	Cinemark USA, Inc.
2,695,000	4.875%, 6/1/2023	2,660,773
	CVS Health Corporation
3,370,000	4.875%, 7/20/2035	3,492,392
	D.R. Horton, Inc.
1,175,000	2.550%, 12/1/2020	1,156,937
	Daimler Finance North America, LLC
1,120,000	2.387%, (LIBOR 3M + 0.620%), 10/30/2019[d,i]	1,126,407
	Delphi Jersey Holdings plc
1,795,000	5.000%, 10/1/2025[i]	1,720,956
	Ford Motor Credit Company, LLC
950,000	2.551%, 10/5/2018	949,279
1,000,000	2.943%, 1/8/2019	1,000,348
1,060,000	2.262%, 3/28/2019	1,052,783
100,000	8.125%, 1/15/2020	108,268
560,000	2.459%, 3/27/2020	551,051
420,000	3.200%, 1/15/2021	416,472
820,000	3.565%, (LIBOR 3M + 1.270%), 3/28/2022[d]	831,701
	General Motors Financial Company, Inc.
425,000	2.650%, (LIBOR 3M + 0.930%), 4/13/2020[d]	428,994
770,000	3.700%, 11/24/2020	777,118
512,000	4.200%, 3/1/2021	521,743
1,250,000	3.150%, 6/30/2022	1,223,256
560,000	3.950%, 4/13/2024	555,019
1,240,000	4.300%, 7/13/2025	1,241,110
	Home Depot, Inc.
1,215,000	3.000%, 4/1/2026	1,180,296
1,330,000	5.400%, 9/15/2040	1,615,173
840,000	4.250%, 4/1/2046	876,887
1,400,000	3.900%, 6/15/2047	1,390,319
	Hyundai Capital America
418,000	2.400%, 10/30/2018[i]	416,792
1,200,000	2.550%, 4/3/2020[i]	1,181,196
768,000	3.000%, 10/30/2020[i]	760,604

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Consumer Cyclical (1.3%) - continued
	Jaguar Land Rover Automotive plc
$1,500,000	5.625%, 2/1/2023[i]	$1,530,000
	KB Home
1,141,000	4.750%, 5/15/2019	1,151,954
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,556,250
	Landry’s, Inc.
1,600,000	6.750%, 10/15/2024[i]	1,612,000
	Lear Corporation
1,200,000	5.250%, 1/15/2025	1,267,767
	Lennar Corporation
1,485,000	4.875%, 12/15/2023	1,490,717
840,000	4.500%, 4/30/2024	823,200
	Live Nation Entertainment, Inc.
3,170,000	5.375%, 6/15/2022[i]	3,241,325
	Mastercard, Inc.
1,660,000	3.950%, 2/26/2048	1,711,241
	McDonald’s Corporation
730,000	2.750%, 12/9/2020	726,276
1,120,000	2.625%, 1/15/2022	1,102,257
1,365,000	4.450%, 3/1/2047	1,409,274
	MGM Resorts International
2,115,000	6.000%, 3/15/2023	2,220,750
	New Red Finance, Inc.
1,750,000	4.250%, 5/15/2024[i,m]	1,671,250
	Nissan Motor Acceptance Corporation
840,000	2.150%, 9/28/2020[i]	822,505
	Prime Security Services Borrower, LLC
1,897,000	9.250%, 5/15/2023[i]	2,055,874
	Scientific Games International, Inc.
1,625,000	5.000%, 10/15/2025[i]	1,580,313
	Six Flags Entertainment Corporation
2,790,000	4.875%, 7/31/2024[i]	2,716,763
	Toll Brothers Finance Corporation
432,000	4.000%, 12/31/2018	434,678
	VOC Escrow, Ltd.
1,750,000	5.000%, 2/15/2028[i]	1,662,500

	Total	63,299,083

Consumer Non-Cyclical (2.0%)
	Abbott Laboratories
1,440,000	2.900%, 11/30/2021	1,426,227
700,000	3.400%, 11/30/2023	694,666
2,250,000	4.750%, 11/30/2036	2,420,115
1,130,000	4.900%, 11/30/2046	1,236,828
	AbbVie, Inc.
2,070,000	2.500%, 5/14/2020	2,042,965
1,320,000	3.600%, 5/14/2025	1,300,184
560,000	4.700%, 5/14/2045	576,505
1,395,000	4.450%, 5/14/2046	1,384,842
	Altria Group, Inc.
560,000	2.850%, 8/9/2022	548,141
700,000	2.625%, 9/16/2026	645,320
	Amgen, Inc.
1,680,000	2.200%, 5/11/2020	1,656,095
512,000	2.700%, 5/1/2022	500,066
475,000	3.125%, 5/1/2025	458,283
3,360,000	3.200%, 11/2/2027	3,181,350
	Anheuser-Busch InBev Finance, Inc.
550,000	3.033%, (LIBOR 3M + 1.260%), 2/1/2021[d]	565,268
2,839,000	3.650%, 2/1/2026	2,820,422
2,240,000	4.700%, 2/1/2036	2,366,926

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Consumer Non-Cyclical (2.0%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$2,725,000	4.750%, 4/15/2058[c]	$2,785,420
536,000	3.750%, 1/15/2022	546,559
820,000	2.449%, (LIBOR 3M + 0.740%), 1/12/2024[c,d]	824,822
1,350,000	4.375%, 4/15/2038[c]	1,375,360
1,350,000	4.600%, 4/15/2048[c]	1,393,943
	BAT Capital Corporation
568,000	2.297%, 8/14/2020[i]	556,819
852,000	3.222%, 8/15/2024[i]	821,075
825,000	3.557%, 8/15/2027[i]	788,983
1,136,000	4.540%, 8/15/2047[i]	1,121,784
	BAT International Finance plc
480,000	2.635%, (LIBOR 3M + 0.510%), 6/15/2018[d,i]	480,155
	Bayer U.S. Finance, LLC
840,000	3.375%, 10/8/2024[i]	825,688
	Becton, Dickinson and Company
1,214,000	3.734%, 12/15/2024	1,193,119
840,000	4.669%, 6/6/2047	852,268
	Boston Scientific Corporation
435,000	6.000%, 1/15/2020	456,425
525,000	3.850%, 5/15/2025	528,005
840,000	7.375%, 1/15/2040	1,134,478
	Bunge, Ltd. Finance Corporation
762,000	8.500%, 6/15/2019	809,572
580,000	3.500%, 11/24/2020[m]	581,901
	Campbell Soup Company
1,385,000	3.950%, 3/15/2025	1,377,725
	Cardinal Health, Inc.
560,000	3.079%, 6/15/2024	534,021
	Celgene Corporation
2,285,000	2.875%, 8/15/2020	2,275,641
	Church & Dwight Company, Inc.
310,000	2.450%, 12/15/2019	308,170
	Clorox Company
1,680,000	3.100%, 10/1/2027	1,627,636
	Constellation Brands, Inc.
1,120,000	3.600%, 2/15/2028	1,079,812
	CVS Health Corporation
235,000	2.250%, 8/12/2019	232,631
278,000	3.350%, 3/9/2021	279,465
556,000	3.700%, 3/9/2023	557,708
1,370,000	4.100%, 3/25/2025	1,378,520
1,100,000	4.780%, 3/25/2038	1,113,038
	EMD Finance, LLC
1,128,000	2.950%, 3/19/2022[i]	1,110,481
	Energizer Holdings, Inc.
1,900,000	5.500%, 6/15/2025[i]	1,914,250
	Envision Healthcare Corporation
2,205,000	5.125%, 7/1/2022[i]	2,193,975
	Express Scripts Holding Company
560,000	3.000%, 7/15/2023	536,487
	Forest Laboratories, LLC
300,000	4.875%, 2/15/2021[i]	310,012
	Gilead Sciences, Inc.
560,000	2.950%, 3/1/2027	529,470
	Grupo Bimbo SAB de CV
860,000	4.700%, 11/10/2047[i]	829,221
	H. J. Heinz Company
1,000,000	3.500%, 7/15/2022	997,802
	HCA, Inc.
1,070,000	5.250%, 6/15/2026	1,083,910
1,105,000	4.500%, 2/15/2027	1,066,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Consumer Non-Cyclical (2.0%) - continued
	Imperial Tobacco Finance plc
$1,250,000	2.950%, 7/21/2020[i]	$1,240,877
	JBS USA, LLC
1,450,000	5.750%, 6/15/2025[i]	1,352,125
	Johnson & Johnson
1,400,000	2.900%, 1/15/2028	1,344,565
	Kimberly-Clark Corporation
1,410,000	3.900%, 5/4/2047	1,391,674
	Kraft Foods Group, Inc.
1,056,000	5.000%, 6/4/2042	1,058,137
	Kroger Company
710,000	2.800%, 8/1/2022	690,383
	Laboratory Corporation of America Holdings
360,000	2.625%, 2/1/2020	357,122
	Mead Johnson Nutrition Company
512,000	3.000%, 11/15/2020	509,938
	Medtronic, Inc.
4,070,000	4.375%, 3/15/2035	4,312,554
560,000	4.625%, 3/15/2045	612,282
	Merck & Company, Inc.
385,000	2.186%, (LIBOR 3M + 0.375%), 2/10/2020[d]	387,159
260,000	3.700%, 2/10/2045	253,189
	Mondelez International Holdings Netherlands BV
1,200,000	2.000%, 10/28/2021[i]	1,144,890
	Mondelez International, Inc.
418,000	2.293%, (LIBOR 3M + 0.520%), 2/1/2019[d]	419,113
	Mylan NV
1,020,000	3.000%, 12/15/2018	1,019,980
260,000	3.150%, 6/15/2021	256,533
580,000	5.250%, 6/15/2046	590,563
	Mylan, Inc.
980,000	4.550%, 4/15/2028[c,i]	978,260
	Newell Rubbermaid, Inc.
748,000	5.500%, 4/1/2046	789,244
	PepsiCo, Inc.
1,032,000	2.850%, 2/24/2026	989,309
	Reynolds American, Inc.
1,563,000	5.700%, 8/15/2035	1,776,103
	Roche Holdings, Inc.
768,000	4.000%, 11/28/2044[i]	791,325
	Shire Acquisitions Investments Ireland Designated Activity Company
1,680,000	2.400%, 9/23/2021	1,621,743
	Simmons Foods, Inc.
1,795,000	5.750%, 11/1/2024[i]	1,628,962
	Smithfield Foods, Inc.
1,320,000	2.700%, 1/31/2020[i]	1,301,182
820,000	2.650%, 10/3/2021[i]	784,971
	Teleflex, Inc.
560,000	4.875%, 6/1/2026	554,400
	Tenet Healthcare Corporation
2,285,000	8.125%, 4/1/2022	2,382,112
	Teva Pharmaceutical Finance Netherlands III BV
1,440,000	3.150%, 10/1/2026	1,155,256
	Thermo Fisher Scientific, Inc.
396,000	3.000%, 4/15/2023	386,417
	TreeHouse Foods, Inc.
760,000	4.875%, 3/15/2022	757,150

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Consumer Non-Cyclical (2.0%) - continued
	Tyson Foods, Inc.
$560,000	3.550%, 6/2/2027	$537,004
	VRX Escrow Corporation
3,245,000	6.125%, 4/15/2025[i]	2,800,435
	Zimmer Biomet Holdings, Inc.
1,725,000	2.928%, (LIBOR 3M + 0.750%), 3/19/2021[d]	1,727,639
	Zoetis, Inc.
1,870,000	4.700%, 2/1/2043	2,000,901

	Total	102,140,376

Energy (1.8%)
	Anadarko Petroleum Corporation
1,680,000	4.850%, 3/15/2021	1,746,451
	Antero Resources Corporation
1,775,000	5.125%, 12/1/2022	1,788,312
	BP Capital Markets plc
1,560,000	3.535%, 11/4/2024	1,563,981
285,000	3.119%, 5/4/2026	275,686
1,960,000	3.279%, 9/19/2027	1,903,728
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	843,886
	Canadian Natural Resources, Ltd.
1,005,000	3.450%, 11/15/2021	1,012,285
560,000	6.250%, 3/15/2038	675,273
	Canadian Oil Sands, Ltd.
750,000	9.400%, 9/1/2021[i]	869,859
	Cenovus Energy, Inc.
1,120,000	3.800%, 9/15/2023	1,106,626
921,000	5.200%, 9/15/2043	892,477
	Cheniere Corpus Christi Holdings, LLC
1,635,000	5.875%, 3/31/2025	1,710,619
	Cheniere Energy Partners, LP
1,810,000	5.250%, 10/1/2025[i]	1,785,112
	Columbia Pipeline Group, Inc.
995,000	2.450%, 6/1/2018	994,365
	Concho Resources, Inc.
715,000	4.375%, 1/15/2025	724,070
	ConocoPhillips
1,400,000	6.500%, 2/1/2039	1,833,586
	Continental Resources, Inc.
1,400,000	5.000%, 9/15/2022	1,419,250
	El Paso Pipeline Partners Operating Company, LLC
840,000	4.300%, 5/1/2024	846,043
	Enbridge Energy Partners, LP
1,400,000	5.875%, 10/15/2025	1,534,613
	Enbridge, Inc.
975,000	2.900%, 7/15/2022	945,611
	Encana Corporation
230,000	3.900%, 11/15/2021	232,929
	Energy Transfer Equity, LP
1,450,000	5.500%, 6/1/2027	1,453,625
	Energy Transfer, LP
1,120,000	4.650%, 6/1/2021	1,153,230
765,000	4.900%, 3/15/2035	720,775
600,000	5.150%, 2/1/2043	547,089
	EnLink Midstream Partners, LP
575,000	4.150%, 6/1/2025	558,561
420,000	4.850%, 7/15/2026	424,092
	Enterprise Products Operating, LLC
758,000	5.100%, 2/15/2045	822,799
	EQT Corporation
754,000	8.125%, 6/1/2019	798,426

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Energy (1.8%) - continued
$725,000	3.000%, 10/1/2022	$704,242
560,000	3.900%, 10/1/2027	536,338
	Exxon Mobil Corporation
420,000	4.114%, 3/1/2046	442,628
	Hess Corporation
845,000	6.000%, 1/15/2040	890,916
	Kinder Morgan Energy Partners, LP
765,000	3.500%, 3/1/2021	765,349
1,400,000	6.500%, 9/1/2039	1,597,346
	Kinder Morgan, Inc.
1,250,000	6.500%, 9/15/2020	1,339,113
	Magellan Midstream Partners, LP
750,000	5.000%, 3/1/2026	807,691
	Marathon Oil Corporation
840,000	2.700%, 6/1/2020	827,470
1,960,000	6.600%, 10/1/2037	2,361,166
	Marathon Petroleum Corporation
375,000	3.400%, 12/15/2020	377,964
1,136,000	6.500%, 3/1/2041	1,390,682
	MPLX, LP
1,680,000	4.875%, 6/1/2025	1,753,276
850,000	4.125%, 3/1/2027	844,023
	Nabors Industries, Inc.
885,000	5.750%, 2/1/2025[i]	835,219
	Newfield Exploration Company
1,960,000	5.625%, 7/1/2024	2,067,800
	Noble Energy, Inc.
724,000	5.625%, 5/1/2021	737,539
	ONEOK Partners, LP
830,000	3.800%, 3/15/2020	836,250
	ONEOK, Inc.
1,560,000	7.500%, 9/1/2023	1,817,438
	Parsley Energy, LLC
765,000	5.625%, 10/15/2027[i]	765,000
	PBF Holding Company, LLC
1,355,000	7.250%, 6/15/2025	1,407,506
	Petrobras Global Finance BV
90,000	8.375%, 5/23/2021	102,465
1,400,000	6.250%, 3/17/2024	1,477,700
	Petroleos Mexicanos
1,069,000	6.000%, 3/5/2020	1,114,967
345,000	2.378%, 4/15/2025	340,298
790,000	6.750%, 9/21/2047	799,385
	Phillips 66
1,130,000	3.900%, 3/15/2028	1,125,098
	Pioneer Natural Resources Company
500,000	4.450%, 1/15/2026	519,675
	Plains All American Pipeline, LP
1,300,000	5.000%, 2/1/2021	1,342,704
	Regency Energy Partners, LP
1,120,000	5.875%, 3/1/2022	1,194,972
1,450,000	5.000%, 10/1/2022	1,506,966
	Rowan Companies, Inc.
220,000	7.375%, 6/15/2025	206,250
	Sabine Pass Liquefaction, LLC
840,000	6.250%, 3/15/2022	911,250
1,000,000	5.625%, 4/15/2023	1,067,642
1,140,000	5.750%, 5/15/2024	1,226,602
1,440,000	5.625%, 3/1/2025	1,546,505
	Shell International Finance BV
360,000	2.261%, (LIBOR 3M + 0.450%), 5/11/2020[d]	362,048
	Southwestern Energy Company
1,860,000	7.500%, 4/1/2026	1,878,600

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Energy (1.8%) - continued
	SRC Energy, Inc.
$1,045,000	6.250%, 12/1/2025[i]	$1,047,613
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	778,580
	Sunoco Logistics Partners Operations, LP
450,000	4.400%, 4/1/2021	459,548
	Sunoco, LP
625,000	5.500%, 2/15/2026[i]	603,125
935,000	5.875%, 3/15/2028[i]	903,444
	Tallgrass Energy Partners, LP
2,690,000	5.500%, 1/15/2028[i]	2,713,538
	Targa Resources Partners, LP
525,000	5.250%, 5/1/2023	528,937
	Tesoro Corporation
1,680,000	4.750%, 12/15/2023	1,744,841
	Weatherford International, Ltd.
2,120,000	8.250%, 6/15/2023[m]	1,844,400
	Western Gas Partners, LP
1,120,000	4.000%, 7/1/2022	1,117,089
560,000	4.500%, 3/1/2028	560,752
	Williams Companies, Inc.
1,400,000	7.500%, 1/15/2031	1,703,625
	Williams Partners, LP
700,000	4.000%, 11/15/2021	708,007
375,000	3.600%, 3/15/2022	373,453
710,000	4.500%, 11/15/2023	729,207
1,050,000	3.750%, 6/15/2027	1,003,166
1,120,000	6.300%, 4/15/2040	1,281,145
	Woodside Finance, Ltd.
1,400,000	3.650%, 3/5/2025[i]	1,385,543
565,000	3.700%, 3/15/2028[i]	544,319

	Total	91,041,774

Financials (5.0%)
	ABN AMRO Bank NV
1,050,000	4.750%, 7/28/2025[i]	1,075,610
	ACE INA Holdings, Inc.
737,000	4.350%, 11/3/2045	783,337
	AerCap Ireland Capital, Ltd.
550,000	3.750%, 5/15/2019	553,406
560,000	4.625%, 10/30/2020	576,339
1,420,000	5.000%, 10/1/2021	1,477,827
980,000	3.500%, 1/15/2025	944,392
	Air Lease Corporation
198,000	2.625%, 9/4/2018	197,780
1,400,000	3.375%, 1/15/2019	1,405,179
1,125,000	2.500%, 3/1/2021	1,102,983
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	962,400
1,050,000	4.125%, 3/30/2020	1,053,938
	American Express Company
856,000	2.200%, 10/30/2020	834,661
	American Express Credit Corporation
590,000	2.728%, (LIBOR 3M + 0.550%), 3/18/2019[d]	591,632
1,692,000	1.875%, 5/3/2019	1,676,202
2,015,000	2.200%, 3/3/2020	1,986,574
	American International Group, Inc.
320,000	3.300%, 3/1/2021	320,277
768,000	4.125%, 2/15/2024	779,014
1,705,000	3.750%, 7/10/2025	1,677,962
1,560,000	3.900%, 4/1/2026	1,543,063
	Anthem, Inc.
1,400,000	4.625%, 5/15/2042	1,416,107

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (5.0%) - continued
	Ares Capital Corporation
$2,230,000	3.875%, 1/15/2020	$2,252,986
	ASP AMC Merger Sub, Inc.
960,000	8.000%, 5/15/2025[i]	900,000
	Avalonbay Communities, Inc.
1,125,000	3.500%, 11/15/2025	1,115,117
	Banco Santander SA
2,200,000	6.375%, 5/19/2019[d,n]	2,229,757
	Bank of America Corporation
500,000	2.565%, (LIBOR 3M + 0.870%), 4/1/2019[d]	503,105
705,000	2.369%, 7/21/2021[d]	691,716
850,000	2.328%, 10/1/2021[d]	831,081
1,065,000	3.300%, 1/11/2023	1,062,109
1,130,000	2.881%, 4/24/2023[d]	1,106,575
1,056,000	4.000%, 4/1/2024	1,078,642
3,080,000	4.000%, 1/22/2025	3,072,353
1,400,000	3.093%, 10/1/2025[d]	1,345,240
795,000	3.500%, 4/19/2026	780,628
1,704,000	4.183%, 11/25/2027	1,688,090
1,160,000	3.824%, 1/20/2028[d]	1,145,276
1,322,000	5.875%, 2/7/2042	1,646,644
	Bank of New York Mellon Corporation
1,280,000	2.500%, 4/15/2021	1,254,833
	Bank of Nova Scotia
1,200,000	2.700%, 3/7/2022	1,176,630
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
315,000	2.850%, 9/8/2021[i]	310,652
	Barclays Bank plc
264,000	10.179%, 6/12/2021[i]	309,828
	Barclays plc
780,000	2.750%, 11/8/2019	773,714
1,825,000	3.250%, 1/12/2021	1,811,864
1,680,000	3.684%, 1/10/2023	1,664,857
1,039,000	3.650%, 3/16/2025	1,000,899
	BB&T Corporation
325,000	2.437%, (LIBOR 3M + 0.715%), 1/15/2020[d]	327,344
	BPCE SA
725,000	3.000%, 5/22/2022[i]	710,091
1,960,000	3.500%, 10/23/2027[i]	1,851,492
	Capital One Financial Corporation
605,000	2.450%, 4/24/2019	602,254
980,000	2.500%, 5/12/2020	964,565
1,120,000	3.050%, 3/9/2022	1,098,043
	Capital One NA
1,405,000	2.350%, 1/31/2020	1,381,937
	CBOE Holdings, Inc.
630,000	1.950%, 6/28/2019	622,578
	Cigna Corporation
2,260,000	3.050%, 10/15/2027	2,072,216
	CIT Group, Inc.
2,075,000	5.000%, 8/15/2022	2,124,281
	Citigroup, Inc.
415,000	2.474%, (LIBOR 3M + 0.770%), 4/8/2019[d]	416,319
1,075,000	2.700%, 3/30/2021	1,059,473
1,275,000	2.750%, 4/25/2022	1,241,629
690,000	4.050%, 7/30/2022	700,976
840,000	3.142%, 1/24/2023[d]	829,634
1,990,000	4.400%, 6/10/2025	2,025,749
1,120,000	3.200%, 10/21/2026	1,065,421
1,704,000	3.668%, 7/24/2028[d]	1,660,132
840,000	4.125%, 7/25/2028	829,511
1,400,000	3.520%, 10/27/2028[d]	1,350,485

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (5.0%) - continued
$1,660,000	3.878%, 1/24/2039[d]	$1,596,715
	Citizens Bank NA
1,165,000	2.200%, 5/26/2020	1,140,590
	Commerzbank AG
1,400,000	8.125%, 9/19/2023[i]	1,630,198
	Commonwealth Bank of Australia
840,000	2.250%, 3/10/2020[i]	828,046
1,660,000	2.845%, (LIBOR 3M + 0.700%), 3/16/2023[d,i]	1,655,901
	Compass Bank
1,060,000	2.750%, 9/29/2019	1,054,246
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,560,000	3.950%, 11/9/2022	1,575,875
3,360,000	4.625%, 12/1/2023	3,500,831
	Credit Agricole SA
485,000	2.522%, (LIBOR 3M + 0.800%), 4/15/2019[d,i]	487,500
900,000	3.375%, 1/10/2022[i]	892,462
	Credit Suisse AG
512,000	5.400%, 1/14/2020	530,262
	Credit Suisse Group AG
1,400,000	2.997%, 12/14/2023[d,i]	1,356,848
1,065,000	3.869%, 1/12/2029[d,i]	1,030,019
	Credit Suisse Group Funding, Ltd.
1,606,000	2.750%, 3/26/2020	1,590,006
1,200,000	3.125%, 12/10/2020	1,193,135
1,024,000	3.750%, 3/26/2025	999,563
	DDR Corporation
1,190,000	4.625%, 7/15/2022	1,233,295
	Deutsche Bank AG
1,560,000	2.700%, 7/13/2020	1,526,743
1,630,000	3.375%, 5/12/2021	1,610,794
700,000	4.250%, 10/14/2021	710,846
1,650,000	4.875%, 12/1/2032[d]	1,525,607
	Digital Realty Trust LP
1,125,000	3.400%, 10/1/2020	1,131,598
	Discover Bank
1,135,000	8.700%, 11/18/2019	1,228,814
1,670,000	3.100%, 6/4/2020	1,663,662
	Duke Realty, LP
260,000	3.875%, 2/15/2021	264,127
780,000	4.375%, 6/15/2022	807,418
	ERP Operating, LP
267,000	3.375%, 6/1/2025	263,480
	European Investment Bank
755,000	1.875%, 3/15/2019	752,317
	Fifth Third Bancorp
548,000	2.875%, 7/27/2020	546,862
310,000	2.875%, 10/1/2021	306,368
915,000	2.600%, 6/15/2022	886,924
	Five Corners Funding Trust
1,400,000	4.419%, 11/15/2023[i]	1,461,701
	GE Capital International Funding Company
4,190,000	4.418%, 11/15/2035	4,081,422
	Goldman Sachs Group, Inc.
1,170,000	2.967%, (LIBOR 3M + 1.200%), 4/30/2018[d]	1,170,665
430,000	2.939%, (LIBOR 3M + 1.100%), 11/15/2018[d]	431,860
3,035,000	5.375%, 3/15/2020	3,164,363
460,000	2.905%, (LIBOR 3M + 1.160%), 4/23/2020[d]	466,441
1,975,000	5.375%, 5/10/2020[d,n]	2,027,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

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Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (5.0%) - continued
$3,448,000	5.250%, 7/27/2021	$3,651,196
1,685,000	2.876%, 10/31/2022[d]	1,649,073
1,120,000	2.908%, 6/5/2023[d]	1,089,697
1,980,000	3.691%, 6/5/2028[d]	1,918,266
2,460,000	4.750%, 10/21/2045	2,627,858
	Hartford Financial Services Group, Inc.
2,150,000	5.125%, 4/15/2022	2,287,323
	HBOS plc
1,384,000	6.750%, 5/21/2018[i]	1,391,241
	HCP, Inc.
1,280,000	4.000%, 12/1/2022	1,304,965
520,000	3.400%, 2/1/2025	504,658
	HSBC Bank plc
1,065,000	2.479%, (LIBOR 3M + 0.640%), 5/15/2018[d,i]	1,065,127
	HSBC Holdings plc
2,025,000	3.400%, 3/8/2021	2,034,040
1,075,000	6.875%, 6/1/2021[d,n]	1,135,469
925,000	2.650%, 1/5/2022	899,121
850,000	3.600%, 5/25/2023	849,209
1,040,000	3.900%, 5/25/2026	1,037,245
	HSBC USA, Inc.
1,475,000	2.350%, 3/5/2020	1,455,521
	Huntington National Bank
720,000	2.200%, 11/6/2018	717,977
	Icahn Enterprises, LP
750,000	6.750%, 2/1/2024	763,125
885,000	6.375%, 12/15/2025	889,425
	ING Groep NV
855,000	3.150%, 3/29/2022	843,180
	International Lease Finance Corporation
550,000	5.875%, 8/15/2022	590,083
	Intesa Sanpaolo SPA
1,960,000	3.125%, 7/14/2022[i]	1,893,646
	J.P. Morgan Chase & Company
365,000	2.250%, 1/23/2020	360,527
1,200,000	2.686%, (LIBOR 3M + 0.680%), 6/1/2021[d]	1,206,592
670,000	2.295%, 8/15/2021	651,302
1,220,000	4.500%, 1/24/2022	1,268,160
1,140,000	2.972%, 1/15/2023	1,117,807
768,000	3.200%, 1/25/2023	760,468
1,400,000	2.700%, 5/18/2023	1,350,193
565,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[d]	573,304
1,040,000	3.625%, 5/13/2024	1,037,074
2,040,000	3.125%, 1/23/2025	1,965,971
2,525,000	3.900%, 7/15/2025	2,544,121
855,000	3.300%, 4/1/2026	826,300
1,700,000	3.882%, 7/24/2038[d]	1,649,348
	KeyBank NA
860,000	2.350%, 3/8/2019	857,046
	KeyCorp
1,080,000	2.900%, 9/15/2020	1,074,953
	Kimco Realty Corporation
2,272,000	3.300%, 2/1/2025	2,185,258
	Kookmin Bank
900,000	1.625%, 8/1/2019[i]	882,369
	Liberty Mutual Group, Inc.
560,000	4.950%, 5/1/2022[i]	591,141
	Liberty Property, LP
1,417,000	3.750%, 4/1/2025	1,413,316

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (5.0%) - continued
	Lloyds Banking Group plc
$1,405,000	2.907%, 11/7/2023[d]	$1,354,016
	MassMutual Global Funding
920,000	2.750%, 6/22/2024[i]	888,034
	MetLife, Inc.
1,025,000	4.050%, 3/1/2045	977,380
	Mitsubishi UFJ Financial Group, Inc.
930,000	2.190%, 9/13/2021	897,345
1,680,000	3.455%, 3/2/2023	1,677,701
1,420,000	3.287%, 7/25/2027	1,359,296
	Morgan Stanley
780,000	3.025%, (LIBOR 3M + 1.280%), 4/25/2018[d]	780,449
560,000	5.550%, 7/15/2020[d,n]	577,371
675,000	2.500%, 4/21/2021	661,267
1,400,000	2.625%, 11/17/2021	1,366,564
530,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[d]	536,401
1,260,000	2.750%, 5/19/2022	1,228,413
660,000	4.875%, 11/1/2022	691,370
1,120,000	3.125%, 1/23/2023	1,103,618
975,000	4.000%, 7/23/2025	983,021
1,350,000	4.350%, 9/8/2026	1,358,791
1,704,000	3.591%, 7/22/2028[d]	1,647,086
1,400,000	3.772%, 1/24/2029[d]	1,377,352
	MPT Operating Partnership, LP
1,535,000	6.375%, 3/1/2024	1,611,781
	Nasdaq, Inc.
655,000	3.850%, 6/30/2026	645,747
	National City Corporation
1,519,000	6.875%, 5/15/2019	1,585,446
	New York Life Global Funding
840,000	2.300%, 6/10/2022[i]	811,509
	Park Aerospace Holdings, Ltd.
860,000	5.500%, 2/15/2024[i]	834,200
	Prudential Financial, Inc.
315,000	2.350%, 8/15/2019	312,956
	Quicken Loans, Inc.
2,665,000	5.750%, 5/1/2025[i]	2,658,338
	Realty Income Corporation
1,120,000	4.125%, 10/15/2026	1,129,608
	Regency Centers, LP
1,680,000	4.125%, 3/15/2028	1,683,691
	Regions Bank
261,000	7.500%, 5/15/2018	262,451
	Regions Financial Corporation
1,000,000	2.250%, 9/14/2018	998,194
768,000	3.200%, 2/8/2021	766,462
	Reinsurance Group of America, Inc.
579,000	5.000%, 6/1/2021	607,342
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[i]	393,277
	Royal Bank of Scotland Group plc
1,400,000	8.625%, 8/15/2021[d,n]	1,520,750
800,000	3.875%, 9/12/2023	789,754
	Santander UK Group Holdings plc
896,000	2.875%, 10/16/2020	887,556
	Santander UK plc
456,000	3.050%, 8/23/2018	456,982
	Simon Property Group, LP
330,000	2.500%, 9/1/2020	326,333
1,115,000	2.750%, 2/1/2023	1,087,176
1,120,000	4.250%, 11/30/2046	1,106,755

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (5.0%) - continued
	Skandinaviska Enskilda Banken AB
$615,000	2.375%, 3/25/2019[i]	$613,086
	Societe Generale SA
840,000	4.750%, 11/24/2025[i]	849,767
	Standard Chartered plc
1,929,000	2.100%, 8/19/2019[i]	1,901,029
	State Street Corporation
510,000	2.785%, (LIBOR 3M + 0.900%), 8/18/2020[d]	516,282
	Sumitomo Mitsui Financial Group, Inc.
975,000	2.784%, 7/12/2022	950,639
840,000	3.102%, 1/17/2023	825,965
840,000	3.010%, 10/19/2026	788,840
	Sumitomo Mitsui Trust Bank, Ltd.
1,400,000	1.950%, 9/19/2019[i]	1,375,913
	SunTrust Banks, Inc.
1,120,000	2.250%, 1/31/2020	1,104,815
	Svenska Handelsbanken AB
715,000	2.668%, (LIBOR 3M + 0.490%), 6/17/2019[d]	717,467
	Synchrony Financial
1,879,000	3.000%, 8/15/2019	1,873,185
305,000	3.017%, (LIBOR 3M + 1.230%), 2/3/2020[d]	308,966
330,000	4.250%, 8/15/2024	327,889
	Toronto-Dominion Bank
375,000	3.037%, (LIBOR 3M + 0.930%), 12/14/2020[d]	381,164
	UBS Group Funding Jersey, Ltd.
1,420,000	3.000%, 4/15/2021[i]	1,404,753
768,000	4.125%, 9/24/2025[i]	771,833
	UBS Group Funding Switzerland AG
1,105,000	3.491%, 5/23/2023[i]	1,091,311
	UnitedHealth Group, Inc.
200,000	3.350%, 7/15/2022	201,375
1,400,000	2.950%, 10/15/2027	1,329,907
2,470,000	4.625%, 7/15/2035	2,697,781
	USB Realty Corporation
310,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[d,i,n]	279,387
	Vantiv, LLC
1,635,000	4.375%, 11/15/2025[i]	1,579,819
	Ventas Realty, LP
1,200,000	3.100%, 1/15/2023	1,178,157
1,400,000	4.000%, 3/1/2028	1,377,367
	Voya Financial, Inc.
1,979,000	3.125%, 7/15/2024	1,903,991
	Wells Fargo & Company
455,000	2.447%, (LIBOR 3M + 0.680%), 1/30/2020[d]	457,296
1,020,000	2.550%, 12/7/2020	1,002,301
1,280,000	2.625%, 7/22/2022	1,237,838
1,150,000	3.069%, 1/24/2023	1,130,497
1,120,000	3.450%, 2/13/2023	1,104,086
1,040,000	3.000%, 2/19/2025	990,262
1,600,000	3.000%, 4/22/2026	1,501,234
1,140,000	3.000%, 10/23/2026	1,066,865
1,930,000	4.900%, 11/17/2045	2,019,846
	Welltower, Inc.
1,940,000	4.000%, 6/1/2025	1,937,393

	Total	253,623,193

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Foreign Government (<0.1%)
	Argentina Government International Bond
$820,000	7.500%, 4/22/2026	$875,760
280,000	6.875%, 1/26/2027	285,460
	Export-Import Bank of Korea
450,000	2.250%, 1/21/2020	443,231
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[i]	724,649

	Total	2,329,100

Mortgage-Backed Securities (12.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
36,325,000	3.000%, 4/1/2033[c]	36,243,338
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
64,500,000	4.000%, 4/1/2048[c]	66,179,812
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,183,194	3.000%, 3/15/2045, Ser. 4741, Class GA	1,173,975
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,458,035	1.754%, (LIBOR 12M + 1.550%), 7/1/2043[d]	3,559,360
84,325,000	3.000%, 4/1/2048[c]	82,171,837
211,550,000	3.500%, 4/1/2048[c]	211,850,126
136,375,000	4.000%, 4/1/2048[c]	139,884,297
67,100,000	4.500%, 4/1/2048[c]	70,235,053
	U.S. Residential Opportunity Fund Trust
835,012	3.352%, 11/27/2037, Ser. 2017-1A, Class Ai	832,863

	Total	612,130,661

Technology (1.1%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	317,213
	Apple, Inc.
360,000	2.120%, (LIBOR 3M + 0.300%), 5/6/2020[d]	361,623
690,000	3.000%, 2/9/2024	681,937
1,120,000	3.200%, 5/11/2027	1,093,633
1,505,000	3.000%, 6/20/2027	1,449,818
2,250,000	3.000%, 11/13/2027	2,153,374
1,400,000	4.500%, 2/23/2036	1,532,930
768,000	4.650%, 2/23/2046	844,219
1,400,000	4.250%, 2/9/2047	1,454,405
1,975,000	3.750%, 9/12/2047	1,905,087
	Applied Materials, Inc.
560,000	3.300%, 4/1/2027	549,886
	Avnet, Inc.
820,000	3.750%, 12/1/2021	818,935
	Baidu, Inc.
1,275,000	3.000%, 6/30/2020	1,266,434
	Broadcom Corporation
2,780,000	3.875%, 1/15/2027	2,701,234
2,520,000	3.500%, 1/15/2028	2,367,021
	Cisco Systems, Inc.
480,000	2.506%, (LIBOR 3M + 0.500%), 3/1/2019[d]	481,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Technology (1.1%) - continued
	CommScope Technologies Finance, LLC
$1,615,000	6.000%, 6/15/2025[i]	$1,680,407
	Diamond 1 Finance Corporation
680,000	3.480%, 6/1/2019[i]	683,029
1,400,000	5.450%, 6/15/2023[i]	1,483,533
1,645,000	6.020%, 6/15/2026[i]	1,770,552
	Equinix, Inc.
1,870,000	5.750%, 1/1/2025	1,944,800
	Fidelity National Information Services, Inc.
619,000	3.625%, 10/15/2020	626,688
	Harland Clarke Holdings Corporation
1,640,000	8.375%, 8/15/2022[i]	1,668,700
	Hewlett Packard Enterprise Company
565,000	2.850%, 10/5/2018	565,579
705,000	2.100%, 10/4/2019[i]	695,648
565,000	4.400%, 10/15/2022	584,569
	Intel Corporation
185,000	3.100%, 7/29/2022	185,745
685,000	3.700%, 7/29/2025	699,669
1,188,000	4.100%, 5/19/2046	1,216,014
	Iron Mountain, Inc.
1,885,000	6.000%, 8/15/2023	1,948,355
	Microsoft Corporation
1,575,000	4.750%, 11/3/2055	1,801,178
1,575,000	4.200%, 11/3/2035	1,685,596
3,350,000	3.700%, 8/8/2046	3,298,978
1,400,000	4.250%, 2/6/2047	1,503,467
	NetApp, Inc.
925,000	2.000%, 9/27/2019	910,594
	NXP BV
1,390,000	3.875%, 9/1/2022[i]	1,379,575
	Oracle Corporation
330,000	2.500%, 5/15/2022	323,425
1,056,000	2.400%, 9/15/2023	1,011,068
2,765,000	2.950%, 5/15/2025	2,676,036
1,400,000	3.850%, 7/15/2036	1,384,965
	QUALCOMM, Inc.
792,000	3.000%, 5/20/2022	779,962
560,000	4.300%, 5/20/2047	541,628
	Seagate HDD Cayman
930,000	4.750%, 1/1/2025	905,379
	Sensata Technologies UK Financing Company plc
1,140,000	6.250%, 2/15/2026[i]	1,198,083
	Tyco Electronics Group SA
284,000	3.450%, 8/1/2024	285,766
568,000	3.125%, 8/15/2027	546,361
	VMware, Inc.
265,000	2.950%, 8/21/2022	253,884

	Total	56,218,972

Transportation (0.2%)
	Air Canada Pass Through Trust
253,060	3.875%, 3/15/2023[i]	251,795
	American Airlines Pass Through Trust
1,107,106	3.375%, 5/1/2027	1,080,812
	Avis Budget Car Rental, LLC
1,195,000	6.375%, 4/1/2024[i]	1,209,938
	Burlington Northern Santa Fe, LLC
850,000	5.750%, 5/1/2040	1,043,715
2,485,000	5.050%, 3/1/2041	2,855,400
900,000	4.450%, 3/15/2043	947,264
1,175,000	3.900%, 8/1/2046	1,155,996

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Transportation (0.2%) - continued
	CSX Corporation
$427,000	3.700%, 11/1/2023	$433,229
	Delta Air Lines, Inc.
630,000	2.875%, 3/13/2020	625,824
210,125	4.950%, 11/23/2020	212,794
	ERAC USA Finance, LLC
284,000	2.800%, 11/1/2018[i]	284,009
	J.B. Hunt Transport Services, Inc.
295,000	3.300%, 8/15/2022	293,576
	XPO Logistics, Inc.
1,570,000	6.500%, 6/15/2022[i]	1,619,063

	Total	12,013,415

U.S. Government and Agencies (9.6%)
	Federal National Mortgage Association
205,000	6.250%, 5/15/2029	266,120
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	262,145
	U.S. Treasury Bonds
3,500,000	2.375%, 5/15/2027	3,393,239
3,200,000	2.250%, 11/15/2027	3,062,945
1,075,000	4.375%, 5/15/2040	1,330,330
27,658,000	2.500%, 5/15/2046	25,095,940
8,000,000	2.750%, 8/15/2047	7,629,122
5,320,000	2.750%, 11/15/2047	5,074,581
	U.S. Treasury Bonds, TIPS
7,620,288	0.125%, 1/15/2023	7,489,306
52,571	2.375%, 1/15/2025	58,826
23,998,338	0.375%, 1/15/2027	23,364,579
28,630,443	0.375%, 7/15/2027	27,901,556
34,386	2.125%, 2/15/2040	43,317
465,957	0.750%, 2/15/2042	452,737
	U.S. Treasury Notes
22,250,000	0.750%, 2/15/2019	21,989,258
15,200,000	1.000%, 10/15/2019	14,917,756
37,960,000	1.500%, 10/31/2019	37,512,080
21,820,000	1.750%, 11/30/2019	21,638,607
69,580,000	1.375%, 9/30/2020	67,908,800
10,250,000	1.375%, 5/31/2021	9,918,975
59,389,000	1.125%, 8/31/2021	56,790,541
36,500,000	1.875%, 7/31/2022	35,510,514
68,350,000	2.000%, 11/30/2022	66,694,353
640,000	1.375%, 9/30/2023	599,465
11,750,000	2.125%, 7/31/2024	11,377,810
33,030,000	2.250%, 11/15/2024	32,149,297
	U.S. Treasury Notes, TIPS
2,090,540	0.125%, 4/15/2021	2,072,025

	Total	484,504,224

Utilities (1.2%)
	American Electric Power Company, Inc.
1,722,000	2.950%, 12/15/2022	1,701,987
	Appalachian Power Company
560,000	3.300%, 6/1/2027	542,537
	Arizona Public Service Company
395,000	2.200%, 1/15/2020	390,620
	Atmos Energy Corporation
600,000	3.000%, 6/15/2027	578,547
	Berkshire Hathaway Energy Company
358,000	2.400%, 2/1/2020	354,993
900,000	4.500%, 2/1/2045	960,381
	Calpine Corporation
900,000	5.375%, 1/15/2023[m]	861,570

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Utilities (1.2%) - continued
	CMS Energy Corporation
$840,000	2.950%, 2/15/2027	$785,537
840,000	3.450%, 8/15/2027	814,354
	Commonwealth Edison Company
1,025,000	3.700%, 3/1/2045	973,663
395,000	4.350%, 11/15/2045	416,012
	Consolidated Edison, Inc.
528,000	2.000%, 5/15/2021	509,809
384,000	4.500%, 12/1/2045	411,556
	Dominion Energy, Inc.
1,070,000	2.962%, 7/1/2019	1,067,958
1,120,000	2.579%, 7/1/2020	1,105,711
	Dominion Gas Holdings, LLC
1,475,000	2.500%, 12/15/2019	1,461,367
	DTE Electric Company
760,000	3.700%, 3/15/2045	734,567
890,000	3.700%, 6/1/2046	872,049
	DTE Energy Company
155,000	2.400%, 12/1/2019	153,177
	Duke Energy Carolinas, LLC
1,960,000	3.700%, 12/1/2047	1,885,787
	Duke Energy Corporation
900,000	2.100%, 6/15/2018	899,084
1,120,000	3.750%, 9/1/2046	1,013,534
	Duke Energy Florida, LLC
775,000	3.200%, 1/15/2027	756,224
	Duke Energy Indiana, LLC
1,085,000	3.750%, 5/15/2046	1,041,710
	Dynegy, Inc.
1,720,000	7.375%, 11/1/2022	1,812,450
	Edison International
1,050,000	2.950%, 3/15/2023	1,020,674
	Emera U.S. Finance, LP
800,000	2.150%, 6/15/2019	790,444
	Eversource Energy
1,270,000	2.500%, 3/15/2021	1,250,405
	Exelon Corporation
580,000	5.100%, 6/15/2045	645,178
792,000	4.450%, 4/15/2046	806,467
	Exelon Generation Company, LLC
770,000	5.200%, 10/1/2019	793,469
970,000	2.950%, 1/15/2020	967,197
	FirstEnergy Corporation
350,000	2.850%, 7/15/2022	339,375
2,015,000	4.850%, 7/15/2047	2,115,761
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	290,236
560,000	5.300%, 7/1/2043	632,309
	MidAmerican Energy Holdings Company
1,586,000	6.500%, 9/15/2037	2,088,867
	Mississippi Power Company
800,000	2.942%, (LIBOR 3M + 0.650%), 3/27/2020[d]	800,278
800,000	3.950%, 3/30/2028	804,435
	Monongahela Power Company
780,000	5.400%, 12/15/2043[i]	946,609
	National Rural Utilities Cooperative Finance Corporation
1,025,000	2.300%, 11/1/2020	1,005,798
	NextEra Energy Capital Holdings, Inc.
660,000	2.300%, 4/1/2019	656,470
	NiSource Finance Corporation
560,000	3.490%, 5/15/2027	541,154
1,475,000	5.650%, 2/1/2045	1,723,109

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Utilities (1.2%) - continued
	Oncor Electric Delivery Company, LLC
$2,240,000	3.750%, 4/1/2045	$2,190,814
	Pacific Gas and Electric Company
1,400,000	3.300%, 3/15/2027	1,328,618
768,000	4.250%, 3/15/2046	741,692
	PG&E Corporation
375,000	2.400%, 3/1/2019	372,544
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	373,033
560,000	3.400%, 6/1/2023	556,384
1,275,000	5.000%, 3/15/2044	1,395,125
	PPL Electric Utilities Corporation
840,000	3.950%, 6/1/2047	840,477
	Public Service Electric & Gas Company
1,410,000	3.000%, 5/15/2027	1,355,337
	Sempra Energy
1,285,000	6.150%, 6/15/2018	1,295,858
370,000	2.400%, 3/15/2020	365,128
	Southern California Edison Company
220,000	2.400%, 2/1/2022	214,341
1,135,000	4.000%, 4/1/2047	1,129,468
	Southern Company
1,150,000	2.950%, 7/1/2023	1,116,754
2,535,000	3.250%, 7/1/2026	2,407,326
1,100,000	4.400%, 7/1/2046	1,099,073
	Southern Company Gas Capital Corporation
1,400,000	4.400%, 5/30/2047	1,416,095
	Southwestern Electric Power Company
460,000	3.900%, 4/1/2045	441,093
	Tesoro Logistics, LP
1,755,000	5.250%, 1/15/2025	1,784,221
	Xcel Energy, Inc.
1,670,000	3.350%, 12/1/2026	1,619,409

	Total	62,366,209

	Total Long-Term Fixed Income (cost $2,160,836,304)	2,145,771,026

Shares	Registered Investment Companies (30.7%)	Value
Affiliated Equity Holdings (13.3%)
5,107,154	Thrivent Core International Equity Fund	51,582,259
8,939,281	Thrivent Core Low Volatility Equity Fund[o]	88,141,315
2,636,950	Thrivent Large Cap Stock Portfolio	37,915,391
9,209,186	Thrivent Large Cap Value Portfolio	169,872,649
4,288,831	Thrivent Mid Cap Stock Portfolio	88,593,088
17,318,825	Thrivent Partner Worldwide Allocation Portfolio	189,940,750
2,123,607	Thrivent Small Cap Stock Portfolio	44,483,404

	Total	670,528,856

Affiliated Fixed Income Holdings (16.6%)
11,913,332	Thrivent Core Emerging Markets Debt Fund	113,772,322
26,322,686	Thrivent High Yield Portfolio	124,390,484
36,992,013	Thrivent Income Portfolio	371,314,734

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Registered Investment Companies (30.7%)	Value
Affiliated Fixed Income Holdings (16.6%) - continued
23,737,557	Thrivent Limited Maturity Bond Portfolio	$232,632,810

	Total	842,110,350

Equity Funds/Exchange Traded Funds (0.2%)
7,258	ProShares Ultra S&P 500	765,574
39,854	SPDR S&P 500 ETF Trust	10,487,580
8,178	SPDR S&P Biotech ETF[m]	717,456
7,070	SPDR S&P Metals & Mining ETF[m]	240,663
9,540	VanEck Vectors Oil Services ETF	227,720

	Total	12,438,993

Fixed Income Funds/Exchange Traded Funds (0.6%)
72,000	iShares Barclays 1-3 Year Credit Bond Fund	7,473,600
51,400	iShares iBoxx $ Investment Grade Corporate Bond ETF[m]	6,033,846
53,250	PowerShares Senior Loan Portfolio	1,231,672
198,600	Vanguard Short-Term Corporate Bond ETF	15,576,198

	Total	30,315,316

	Total Registered Investment Companies (cost $1,411,986,438)	1,555,393,515

Shares	Common Stock (20.4%)	Value
Consumer Discretionary (2.6%)
23,792	Amazon.com, Inc.[o]	34,435,113
26,750	American Axle & Manufacturing Holdings, Inc.[o]	407,135
23,924	Aptiv plc	2,032,822
24,315	Aramark	961,901
3,980	Ascent Capital Group, Inc.[o]	14,646
3,530	Booking Holdings, Inc.[o]	7,343,777
19,500	BorgWarner, Inc.	979,485
20,184	Bright Horizons Family Solutions, Inc.[o]	2,012,748
10,314	Burlington Stores, Inc.[o]	1,373,309
9,107	Caleres, Inc.	305,995
75,553	Carnival Corporation	4,954,766
2,918	Cedar Fair, LP	186,402
4,555	Century Casinos, Inc.[o]	33,980
9,633	Children’s Place, Inc.	1,302,863
1,210	Chipotle Mexican Grill, Inc.[o]	390,963
320,824	Comcast Corporation	10,962,556
27,375	Core-Mark Holding Company, Inc.	581,993
9,559	CSS Industries, Inc.	167,282
8,758	Culp, Inc.	267,557
14,950	DISH Network Corporation[o]	566,455
25,280	Dollar Tree, Inc.[o]	2,399,072
21,321	Duluth Holdings, Inc.[m,o]	399,342
4,096	Emerald Expositions Events, Inc.	79,790
2,328	Expedia, Inc.	257,034
5,602	Five Below, Inc.[o]	410,851
4,004	FTD Companies, Inc.[o]	14,575
10,748	G-III Apparel Group, Ltd.[o]	404,985
9,577	Habit Restaurants, Inc.[o]	84,278
105,764	Harley-Davidson, Inc.[m]	4,535,160
8,386	Haverty Furniture Companies, Inc.	168,978
2,250	Hemisphere Media Group, Inc.[o]	25,313
19,155	Home Depot, Inc.	3,414,187
3,948	Hyatt Hotels Corporation	301,074
27,005	International Speedway Corporation	1,190,920
6,292	K12, Inc.[o]	89,221
4,423	La-Z-Boy, Inc.	132,469

Shares	Common Stock (20.4%)	Value
Consumer Discretionary (2.6%) - continued
25,418	Liberty Media Corporation - Liberty SiriusXM[o]	$1,038,325
5,260	Liberty SiriusXM Group[o]	216,186
2,152	Lithia Motors, Inc.	216,319
129,547	Lowe’s Companies, Inc.	11,367,749
72	Marcus Corporation	2,185
18,650	Michaels Companies, Inc.[o]	367,592
22,817	Modine Manufacturing Company[o]	482,580
38,569	Netflix, Inc.[o]	11,391,354
37,500	Newell Brands, Inc.	955,500
17,798	News Corporation, Class A	281,208
5,811	News Corporation, Class B	93,557
30,540	Norwegian Cruise Line Holdings, Ltd.[o]	1,617,704
29,310	Nutrisystem, Inc.	789,905
1,590	O’Reilly Automotive, Inc.[o]	393,334
8,092	Oxford Industries, Inc.	603,340
6,120	Papa John’s International, Inc.[m]	350,676
5,105	Planet Fitness, Inc.[o]	192,816
8,560	Polaris Industries, Inc.[m]	980,291
7,091	PVH Corporation	1,073,790
13,970	Ross Stores, Inc.	1,089,381
5,360	Signet Jewelers, Ltd.	206,467
36,133	Six Flags Entertainment Corporation	2,249,641
2,850	Stamps.com, Inc.[o]	572,993
2,245	Systemax, Inc.	64,095
35,490	Toll Brothers, Inc.	1,534,942
37,260	Tower International, Inc.	1,033,965
18,817	Tupperware Brands Corporation	910,366
1,680	Ulta Beauty, Inc.[o]	343,174
1,543	Vail Resorts, Inc.	342,083
11,740	VF Corporation	870,169
31,813	Walt Disney Company	3,195,298
3,025	Whirlpool Corporation	463,158
7,370	Wingstop, Inc.	348,085
17,365	Zoe’s Kitchen, Inc.[o]	250,751
9,670	Zumiez, Inc.[o]	231,113

	Total	129,309,089

Consumer Staples (0.5%)
1,059	Altria Group, Inc.	65,997
5,293	Coca-Cola Company	229,875
49,790	Cott Corporation	732,909
80,180	CVS Health Corporation	4,987,998
8,657	e.l.f. Beauty, Inc.[m,o]	167,686
34,545	Hain Celestial Group, Inc.[o]	1,107,858
6,616	Inter Parfums, Inc.	311,944
8,060	John B. Sanfilippo & Son, Inc.	466,432
17,110	Kimberly-Clark Corporation	1,884,324
13,912	MGP Ingredients, Inc.[m]	1,246,376
24,150	Monster Beverage Corporation[o]	1,381,622
32,580	PepsiCo, Inc.	3,556,107
28,768	Pinnacle Foods, Inc.	1,556,349
10	Seaboard Corporation	42,650
2,470	Seneca Foods Corporation[o]	68,419
7,418	SpartanNash Company	127,664
62,185	US Foods Holding Corporation[o]	2,037,802
82,273	Wal-Mart Stores, Inc.	7,319,829

	Total	27,291,841

Energy (1.0%)
57,741	Abraxas Petroleum Corporation[o]	128,185
40,800	Anadarko Petroleum Corporation	2,464,728
3,505	Andeavor	352,463
43,495	Archrock, Inc.	380,581
52,603	Callon Petroleum Company[o]	696,464

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (20.4%)	Value
Energy (1.0%) - continued
81,660	Chevron Corporation	$9,312,506
14,962	Concho Resources, Inc.[o]	2,249,238
15,449	Contura Energy, Inc.	1,035,083
72,608	Denbury Resources, Inc.[o]	198,946
74,680	Devon Energy Corporation	2,374,077
37,045	EQT Corporation	1,760,008
7,910	Era Group, Inc.[o]	73,959
10,769	Exterran Corporation[o]	287,532
39,274	Exxon Mobil Corporation	2,930,233
2,396	Forum Energy Technologies, Inc.[o]	26,356
172,033	Gran Tierra Energy, Inc.[m,o]	479,972
133,392	Halliburton Company	6,261,421
20,171	Helix Energy Solutions Group, Inc.[o]	116,790
7,640	HollyFrontier Corporation	373,290
3,303	Keane Group, Inc.[o]	48,884
574	Mammoth Energy Services, Inc.[o]	18,402
348,890	Marathon Oil Corporation	5,627,596
21,119	Marathon Petroleum Corporation	1,544,010
41,915	Newpark Resources, Inc.[o]	339,512
17,491	Nine Energy Service, Inc.[o]	425,906
23,941	Oil States International, Inc.[o]	627,254
18,832	ONEOK, Inc.	1,071,917
3,935	Par Pacific Holdings, Inc.[o]	67,564
30,105	Parsley Energy, Inc.[o]	872,744
63,681	Patterson-UTI Energy, Inc.	1,115,054
8,037	Pioneer Energy Services Corporation[o]	21,700
21,005	Pioneer Natural Resources Company	3,608,239
17,092	Ring Energy, Inc.[o]	245,270
6,685	Rowan Companies plc[o]	77,145
10,010	RPC, Inc.[m]	180,480
2,321	SM Energy Company	41,848
4,386	Tallgrass Energy GP, LP	83,422
11,082	TechnipFMC plc	326,365
23,238	Teekay Tankers, Ltd.[m]	27,653
34,938	Unit Corporation[o]	690,375
6,197	W&T Offshore, Inc.[o]	27,453
591,470	Weatherford International plc[m,o]	1,354,466
83,156	WPX Energy, Inc.[o]	1,229,046

	Total	51,174,137

Financials (4.3%)
5,440	Affiliated Managers Group, Inc.	1,031,315
31,148	Aflac, Inc.	1,363,036
22,500	Ally Financial, Inc.	610,875
6,779	American Express Company	632,345
14,531	American Financial Group, Inc.	1,630,669
39,310	American International Group, Inc.	2,139,250
4,082	Ameris Bancorp	215,938
8,662	Argo Group International Holdings, Ltd.	497,199
42,840	Assured Guaranty, Ltd.	1,550,808
17,750	BancorpSouth Bank	564,450
740,238	Bank of America Corporation	22,199,738
1,417	Bank of Marin Bancorp	97,702
50,985	Bank of New York Mellon Corporation	2,627,257
4,900	Bank of the Ozarks	236,523
8,751	BankFinancial Corporation	148,592
40,898	Beneficial Bancorp, Inc.	635,964
22,235	Berkshire Hathaway, Inc.[o]	4,435,438
12,496	Berkshire Hills Bancorp, Inc.	474,223
95,180	Blackstone Group, LP	3,041,001
2,770	Blue Hills Bancorp, Inc.	57,755
53,260	Boston Private Financial Holdings, Inc.	801,563
91,174	BrightSphere Investment Group	1,436,902
7,659	Brookline Bancorp, Inc.	124,076

Shares	Common Stock (20.4%)	Value
Financials (4.3%) - continued
88,376	Brown & Brown, Inc.	$2,248,285
39,596	Capital One Financial Corporation	3,794,089
21,707	Cathay General Bancorp	867,846
48,803	Central Pacific Financial Corporation	1,388,933
9,544	Chemical Financial Corporation	521,866
2,954	Cherry Hill Mortgage Investment Corporation	51,813
22,150	Chubb, Ltd.	3,029,455
347,608	Citigroup, Inc.	23,463,540
8,837	Citizens Financial Group, Inc.	370,977
78,201	CNO Financial Group, Inc.	1,694,616
44,617	CoBiz Financial, Inc.	874,493
67,285	Comerica, Inc.	6,454,650
13,724	Community Trust Bancorp, Inc.	620,325
26,060	CYS Investments, Inc.	175,123
1,560	Discover Financial Services	112,211
56,900	Dynex Capital, Inc.	377,247
142,582	E*TRADE Financial Corporation[o]	7,900,469
3,578	Eagle Bancorp, Inc.[o]	214,143
34,369	East West Bancorp, Inc.	2,149,437
10,439	Ellington Residential Mortgage REIT	114,411
18,953	Employers Holdings, Inc.	766,649
33,780	Enterprise Financial Services Corporation	1,584,282
4,435	Essent Group, Ltd.[o]	188,754
3,248	FBL Financial Group, Inc.	225,249
210,853	Fifth Third Bancorp	6,694,583
8,699	Financial Institutions, Inc.	257,490
42,906	First BanCorp[o]	258,294
14,810	First Busey Corporation	440,153
21,533	First Commonwealth Financial Corporation	304,261
4,348	First Connecticut Bancorp, Inc.	111,309
9,662	First Defiance Financial Corporation	553,826
5,049	First Financial Corporation	210,038
26,238	First Interstate BancSystem, Inc.	1,037,713
1,579	First Merchants Corporation	65,844
916	First Mid-Illinois Bancshares, Inc.	33,388
8,945	First Midwest Bancorp, Inc.	219,958
5,393	First of Long Island Corporation	148,038
13,770	First Republic Bank	1,275,240
27,482	Franklin Resources, Inc.	953,076
50,549	Goldman Sachs Group, Inc.	12,731,271
15,825	Great Southern Bancorp, Inc.	790,459
702	Guaranty Bancorp	19,902
18,304	Hamilton Lane, Inc.	681,458
10,100	Hancock Holding Company	522,170
18,047	Hanmi Financial Corporation	554,945
18,200	Hanover Insurance Group, Inc.	2,145,598
33,317	Hartford Financial Services Group, Inc.	1,716,492
21,525	Heartland Financial USA, Inc.	1,141,901
43,301	Heritage Commerce Corporation	713,600
10,685	Heritage Financial Corporation	326,961
14,079	Hometrust Bancshares, Inc.[o]	366,758
17,697	Hope Bancorp, Inc.	321,908
13,470	Horace Mann Educators Corporation	575,842
11,301	Horizon Bancorp	339,143
8,819	Houlihan Lokey, Inc.	393,327
191,925	Huntington Bancshares, Inc.	2,898,067
8,106	IBERIABANK Corporation	632,268
11,111	Independent Bank Corporation	254,442
4,479	Infinity Property & Casualty Corporation	530,314
81,489	Interactive Brokers Group, Inc.	5,479,320
35,536	Intercontinental Exchange, Inc.	2,577,071

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (20.4%)	Value
Financials (4.3%) - continued
33,854	Invesco, Ltd.	$1,083,667
33,154	Investment Technology Group, Inc.	654,460
28,952	Investors Bancorp, Inc.	394,905
45,529	J.P. Morgan Chase & Company	5,006,824
222,130	KeyCorp	4,342,641
7,814	Lakeland Bancorp, Inc.	155,108
65,635	Leucadia National Corporation	1,491,884
42,304	Loews Corporation	2,103,778
740	Markel Corporation[o]	865,985
1,612	MarketAxess Holdings, Inc.	350,513
1,674	Mercantile Bank Corporation	55,660
74,280	Meridian Bancorp, Inc.	1,496,742
115,250	MetLife, Inc.	5,288,822
31,199	MGIC Investment Corporation[o]	405,587
24,893	MidWestOne Financial Group, Inc.	828,688
16,024	MTGE Investment Corporation	286,830
6,392	Nasdaq, Inc.	551,118
5,170	National Bank Holdings Corporation	171,903
8,993	Navigators Group, Inc.	518,446
993	NBT Bancorp, Inc.	35,232
7,778	Old Second Bancorp, Inc.	108,114
4,390	PacWest Bancorp	217,437
13,846	PCSB Financial Corporation[o]	290,489
4,652	Peapack-Gladstone Financial Corporation	155,330
2,170	Peoples Bancorp, Inc.	76,927
5,970	Primerica, Inc.	576,702
22,371	Principal Financial Group, Inc.	1,362,618
61,653	Provident Financial Services, Inc.	1,577,700
20,050	Prudential Financial, Inc.	2,076,177
9,714	QCR Holdings, Inc.	435,673
1,730	Raymond James Financial, Inc.	154,679
15,966	Regions Financial Corporation	296,648
25,616	Sandy Spring Bancorp, Inc.	992,876
29,925	Santander Consumer USA Holdings Inc.	487,778
37,519	Seacoast Banking Corporation of Florida[o]	993,128
1,041	Selective Insurance Group, Inc.	63,189
34,068	SLM Corporation[o]	381,902
8,035	State Auto Financial Corporation	229,560
7,750	State Bank Financial Corporation	232,578
40,690	State Street Corporation	4,058,014
28,482	Sterling Bancorp	642,269
10,720	Stifel Financial Corporation	634,946
6,218	SVB Financial Group[o]	1,492,382
100,749	Synchrony Financial	3,378,114
52,953	Synovus Financial Corporation	2,644,473
20,340	TD Ameritrade Holding Corporation	1,204,738
3,360	Territorial Bancorp, Inc.	99,658
9,698	TriCo Bancshares	360,960
6,585	TriState Capital Holdings, Inc.[o]	153,101
72,721	TrustCo Bank Corporation	614,492
948	Union Bankshares Corporation	34,801
11,150	United Community Banks, Inc.	352,898
28,849	United Financial Bancorp, Inc.	467,354
1,676	United Fire Group, Inc.	80,213
11,652	Unum Group	554,752
6,158	Washington Trust Bancorp, Inc.	330,993
23,984	Wells Fargo & Company	1,257,001
40,842	Western Alliance Bancorp[o]	2,373,329
16,245	Western Asset Mortgage Capital Corporation	157,414
8,591	Wintrust Financial Corporation	739,256
17,191	WSFS Financial Corporation	823,449

Shares	Common Stock (20.4%)	Value
Financials (4.3%) - continued
112,890	Zions Bancorporation	$5,952,690

	Total	219,223,505

Health Care (2.3%)
1,341	ABIOMED, Inc.[o]	390,218
1,164	Acorda Therapeutics, Inc.[o]	27,529
3,800	Aerie Pharmaceuticals, Inc.[o]	206,150
12,600	Aetna, Inc.	2,129,400
46,455	Alexion Pharmaceuticals, Inc.[o]	5,177,874
17,795	Amgen, Inc.	3,033,692
1,865	Arena Pharmaceuticals, Inc.[o]	73,667
22,128	Asterias Biotherapeutics, Inc.[m,o]	32,086
507	Atrion Corporation	320,069
16,700	Biogen, Inc.[o]	4,572,794
52,522	BioMarin Pharmaceutical, Inc.[o]	4,257,958
5,439	Cardiovascular Systems, Inc.[o]	119,277
19,839	Catalent, Inc.[o]	814,589
76,155	Celgene Corporation[o]	6,793,788
1,943	Chemed Corporation	530,167
1,972	Coherus Biosciences, Inc.[o]	21,791
3,958	Concert Pharmaceuticals, Inc.[o]	90,638
247	CONMED Corporation	15,642
946	Cooper Companies, Inc.	216,454
10,538	Danaher Corporation	1,031,776
11,960	Dexcom, Inc.[m,o]	886,954
4,875	Edwards Lifesciences Corporation[o]	680,160
6,062	Eli Lilly and Company	469,017
4,972	Epizyme, Inc.[o]	88,253
7,780	Evolent Health, Inc.[o]	110,865
45,493	Express Scripts Holding Company[o]	3,142,656
1,593	FibroGen, Inc.[o]	73,597
20,909	GenMark Diagnostics, Inc.[o]	113,745
64,300	GlaxoSmithKline plc ADR[m]	2,512,201
1,365	HealthStream, Inc.	33,893
2,205	Heska Corporation[o]	174,349
13,209	Hill-Rom Holdings, Inc.	1,149,183
4,796	HMS Holdings Corporation[o]	80,765
4,469	Inogen, Inc.[o]	548,972
11,075	Intersect ENT, Inc.[o]	435,247
1,753	Intra-Cellular Therapies, Inc.[o]	36,901
462	Ionis Pharmaceuticals, Inc.[o]	20,365
1,600	Jazz Pharmaceuticals, Inc.[o]	241,584
66,798	Johnson & Johnson	8,560,164
1,188	Laboratory Corporation of America Holdings[o]	192,159
8,701	Magellan Health Services, Inc.[o]	931,877
4,640	Medpace Holdings, Inc.[o]	161,982
128,288	Medtronic plc	10,291,263
134,610	Merck & Company, Inc.	7,332,207
1,060	Mettler-Toledo International, Inc.[o]	609,532
13,791	MiMedx Group, Inc.[m,o]	96,123
21,430	Mylan NVo	882,273
32,735	Myriad Genetics, Inc.[o]	967,319
6,695	National Healthcare Corporation	399,223
7,083	Neurocrine Biosciences, Inc.[o]	587,393
7,462	Nevro Corporation[o]	646,732
14,651	NuVasive, Inc.[o]	764,929
14,470	Omnicell, Inc.[o]	627,998
6,780	PerkinElmer, Inc.	513,382
9,240	Perrigo Company plc	770,062
224,783	Pfizer, Inc.	7,977,549
6,045	Prothena Corporation plc[m,o]	221,912
18,980	RadNet, Inc.[o]	273,312
738	Sage Therapeutics, Inc.[o]	118,870
16,774	Tactile Systems Technology, Inc.[m,o]	533,413
6,239	Teleflex, Inc.	1,590,820

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (20.4%)	Value
Health Care (2.3%) - continued
15,180	Thermo Fisher Scientific, Inc.	$3,134,063
959	Ultragenyx Pharmaceutical, Inc.[o]	48,899
89,706	UnitedHealth Group, Inc.	19,197,084
11,750	Universal Health Services, Inc.	1,391,317
7,482	Veeva Systems, Inc.[o]	546,336
6,944	Vertex Pharmaceuticals, Inc.[o]	1,131,733
2,450	Waters Corporation[o]	486,692
2,970	West Pharmaceutical Services, Inc.	262,221
26,120	Wright Medical Group NVo	518,221
28,220	Zoetis, Inc.	2,356,652

	Total	114,777,978

Industrials (2.5%)
20,484	Acco Brands Corporation	257,074
16,810	Advanced Disposal Services, Inc.[o]	374,527
12,846	AECOM[o]	457,703
10,667	Aegion Corporation[o]	244,381
7,393	Aerojet Rocketdyne Holdings, Inc.[o]	206,782
13,800	AGCO Corporation	894,930
31,508	AMETEK, Inc.	2,393,663
9,350	ArcBest Corporation	299,667
23,114	AZZ, Inc.	1,010,082
13,000	Boeing Company	4,262,440
6,825	Brink’s Company	486,964
6,280	BWX Technologies, Inc.	398,968
10,394	Casella Waste Systems, Inc.[o]	243,012
22,403	CBIZ, Inc.[o]	408,855
23,910	Colfax Corporation[o]	762,729
20,105	Comfort Systems USA, Inc.	829,331
33,282	Costamare, Inc.	207,680
18,218	Crane Company	1,689,537
900	CSW Industrials, Inc.[o]	40,545
131,616	CSX Corporation	7,332,327
15,087	Curtiss-Wright Corporation	2,037,801
62,000	Delta Air Lines, Inc.	3,398,220
7,286	Donaldson Company, Inc.	328,234
3,543	Dun & Bradstreet Corporation	414,531
3,909	Dycom Industries, Inc.[o]	420,726
24,684	EMCOR Group, Inc.	1,923,624
4,766	Emerson Electric Company	325,518
14,873	Encore Wire Corporation	843,299
786	EnerSys	54,525
2,010	Engility Holdings, Inc.[o]	49,044
3,794	ESCO Technologies, Inc.	222,139
7,846	Federal Signal Corporation	172,769
7,785	Forrester Research, Inc.	322,688
10,349	Fortive Corporation	802,254
11,640	Fortune Brands Home and Security, Inc.	685,480
4,108	Franklin Electric Company, Inc.	167,401
10,150	General Dynamics Corporation	2,242,135
6,720	Genesee & Wyoming, Inc.[o]	475,709
511	Global Brass and Copper Holdings, Inc.	17,093
3,320	GMS, Inc.[o]	101,459
2,859	Gorman-Rupp Company	83,626
6,602	Granite Construction, Inc.	368,788
30,532	Harsco Corporation[o]	630,486
9,059	Healthcare Services Group, Inc.	393,885
5,634	Heico Corporation	489,088
2,300	Heidrick & Struggles International, Inc.	71,875
2,941	Hillenbrand, Inc.	134,992
55,745	Honeywell International, Inc.	8,055,710
16,910	Hubbell, Inc.	2,059,300
4,300	Huntington Ingalls Industries, Inc.	1,108,368

Shares	Common Stock (20.4%)	Value
Industrials (2.5%) - continued
1,507	Hyster-Yale Materials Handling, Inc.	$105,385
12,357	ICF International, Inc.	722,267
35,920	Ingersoll-Rand plc	3,071,519
45,318	Interface, Inc.	1,142,014
19,108	Jacobs Engineering Group, Inc.	1,130,238
9,730	JB Hunt Transport Services, Inc.	1,139,869
50,215	KAR Auction Services, Inc.	2,721,653
9,963	KeyW Holding Corporation[o]	78,309
15,529	Kforce, Inc.	420,059
25,346	Kirby Corporation[o]	1,950,375
5,850	L3 Technologies, Inc.	1,216,800
6,569	Lincoln Electric Holdings, Inc.	590,882
5,230	Lindsay Corporation	478,231
3,984	Lockheed Martin Corporation	1,346,313
14,970	Masco Corporation	605,387
4,112	Masonite International Corporation[o]	252,271
1,223	Middleby Corporation[o]	151,395
11,175	Milacron Holdings Corporation[o]	225,065
6,957	Moog, Inc.[o]	573,326
67,606	MRC Global, Inc.[o]	1,111,443
20,488	Navigant Consulting, Inc.[o]	394,189
78,375	NCI Building Systems, Inc.[o]	1,387,237
31,690	Nexeo Solutions, Inc.[o]	339,083
50,906	Norfolk Southern Corporation	6,912,017
2,850	Novanta, Inc.[o]	148,628
6,920	Old Dominion Freight Line, Inc.	1,017,032
4,291	On Assignment, Inc.[o]	351,347
4,350	Orion Group Holdings, Inc.[o]	28,666
17,965	Oshkosh Corporation	1,388,156
13,529	Parker Hannifin Corporation	2,313,865
2,810	Quad/Graphics, Inc.	71,233
10,711	Radiant Logistics, Inc.[o]	41,452
10,950	Raven Industries, Inc.	383,797
13,770	Raytheon Company	2,971,841
1,900	Resources Connection, Inc.	30,780
7,940	Roper Industries, Inc.	2,228,679
13,208	RPX Corporation	141,194
2,415	Saia, Inc.[o]	181,487
9,759	SiteOne Landscape Supply, Inc.[o]	751,833
151,639	Southwest Airlines Company	8,685,882
6,510	SP Plus Corporation[o]	231,756
28,835	SPX Corporation[o]	936,561
13,917	SPX FLOW, Inc.[o]	684,577
1,555	Standex International Corporation	148,269
2,780	Stanley Black & Decker, Inc.	425,896
11,260	Terex Corporation	421,237
5,078	Toro Company	317,121
16,075	TPI Composites, Inc.[o]	360,884
1,370	TransDigm Group, Inc.	420,508
4,730	TransUnion[o]	268,569
32,761	TriMas Corporation[o]	859,976
14,733	TrueBlue, Inc.[o]	381,585
16,420	United Continental Holdings, Inc.[o]	1,140,697
29,776	United Parcel Service, Inc.	3,116,356
13,060	United Rentals, Inc.[o]	2,255,854
64,527	United Technologies Corporation	8,118,787
18,810	Univar, Inc.[o]	521,978
10,553	Universal Truckload Services, Inc.	223,196
2,930	Valmont Industries, Inc.	428,659
9,134	Vectrus, Inc.[o]	340,150
16,910	Verisk Analytics, Inc.[o]	1,758,640
9,115	WABCO Holdings, Inc.[o]	1,220,225
7,145	WageWorks, Inc.[o]	322,954
35,760	Waste Connections, Inc.	2,565,422
1,346	Watsco, Inc.	243,586

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (20.4%)	Value
Industrials (2.5%) - continued
9,869	Willdan Group, Inc.[o]	$279,786

	Total	127,996,392

Information Technology (5.6%)
7,864	2U, Inc.[o]	660,812
29,720	Advanced Micro Devices, Inc.[m,o]	298,686
34,959	Agilent Technologies, Inc.	2,338,757
41,765	Akamai Technologies, Inc.[o]	2,964,480
20,050	Alliance Data Systems Corporation	4,267,843
13,719	Alphabet, Inc., Class Ao	14,228,524
13,319	Alphabet, Inc., Class Co	13,742,411
3,386	Ambarella, Inc.[o]	165,880
3,355	American Software, Inc.	43,615
22,370	Amphenol Corporation	1,926,728
117,480	Apple, Inc.	19,710,794
3,230	Arista Networks, Inc.[o]	824,619
31,715	Arrow Electronics, Inc.[o]	2,442,689
4,129	Atkore International Group, Inc.[o]	81,961
14,094	Automatic Data Processing, Inc.	1,599,387
8,570	Belden, Inc.	590,816
57,595	Benchmark Electronics, Inc.	1,719,211
17,786	Blackline, Inc.[o]	697,389
66,623	Booz Allen Hamilton Holding Corporation	2,579,643
373	Broadcom, Ltd.	87,897
37,177	CA, Inc.	1,260,300
8,138	CDW Corporation	572,183
50,950	Ciena Corporation[o]	1,319,605
582,572	Cisco Systems, Inc.	24,986,513
3,707	Cognex Corporation	192,727
3,599	Comtech Telecommunications Corporation	107,574
12,230	CoreLogic, Inc.[o]	553,163
5,957	Descartes Systems Group, Inc.[o]	170,072
24,653	Dolby Laboratories, Inc.	1,566,945
8,450	Endurance International Group Holdings, Inc.[o]	62,530
8,422	Envestnet, Inc.[o]	482,581
4,030	Euronet Worldwide, Inc.[o]	318,048
53,749	EVERTEC, Inc.	878,796
1,022	ExlService Holdings, Inc.[o]	56,997
3,971	Extreme Networks, Inc.[o]	43,959
64,961	Facebook, Inc.[o]	10,380,118
24,986	Fidelity National Information Services, Inc.	2,406,152
32,460	Fiserv, Inc.[o]	2,314,723
43,706	FLIR Systems, Inc.	2,185,737
19,100	Fortinet, Inc.[o]	1,023,378
11,670	Global Payments, Inc.	1,301,438
10,766	Guidewire Software, Inc.[o]	870,216
44,311	HP, Inc.	971,297
4,590	IAC/InterActiveCorporation[o]	717,784
18,549	Insight Enterprises, Inc.[o]	647,917
78,849	Keysight Technologies, Inc.[o]	4,130,899
13,914	KLA-Tencor Corporation	1,516,765
5,840	Lam Research Corporation	1,186,454
2,720	Leidos Holdings, Inc.	177,888
15,700	Liberty Tripadvisor Holdings, Inc.[o]	168,775
18,304	M/A-COM Technology Solutions Holdings, Inc.[m,o]	303,846
10,275	ManTech International Corporation	569,954
105,465	MasterCard, Inc.	18,473,249
13,580	Maxim Integrated Products, Inc.	817,788
11,784	Methode Electronics, Inc.	460,754
7,650	Microsemi Corporation[o]	495,108
328,474	Microsoft Corporation	29,979,822

Shares	Common Stock (20.4%)	Value
Information Technology (5.6%) - continued
7,507	Monolithic Power Systems, Inc.	$869,085
14,970	National Instruments Corporation	757,033
8,824	New Relic, Inc.[o]	654,035
8,290	Nice, Ltd. ADR[o]	778,680
66,178	NRG Yield, Inc., Class A	1,087,966
27,810	NVIDIA Corporation	6,440,518
252,880	Oracle Corporation	11,569,260
7,600	Palo Alto Networks, Inc.[o]	1,379,552
156,317	PayPal Holdings, Inc.[o]	11,859,771
12,288	Pegasystems, Inc.	745,267
8,269	Plantronics, Inc.	499,200
12,250	Plexus Corporation[o]	731,692
14,063	Progress Software Corporation	540,722
8,910	Proofpoint, Inc.[o]	1,012,621
13,542	Q2 Holdings, Inc.[o]	616,838
29,116	Quantenna Communications, Inc.[o]	398,889
58,668	Red Hat, Inc.[o]	8,771,453
4,677	Rogers Corporation[o]	559,089
18,877	Rudolph Technologies, Inc.[o]	522,893
30,332	SailPoint Technologies Holdings, Inc.[o]	627,569
103,639	Salesforce.com, Inc.[o]	12,053,216
3,084	ScanSource, Inc.[o]	109,636
35,334	Sequans Communications SA ADR[m,o]	59,361
10,370	ServiceNow, Inc.[o]	1,715,717
6,288	SS&C Technologies Holdings, Inc.	337,288
20,859	Synopsys, Inc.[o]	1,736,303
17,100	Teradata Corporation[o]	678,357
13,578	Teradyne, Inc.	620,650
39,330	Texas Instruments, Inc.	4,085,994
20,583	Total System Services, Inc.	1,775,490
8,241	Travelport Worldwide, Ltd.	134,658
8,198	Trimble, Inc.[o]	294,144
37,175	Twitter, Inc.[o]	1,078,447
6,019	Tyler Technologies, Inc.[o]	1,269,768
827	Ultimate Software Group, Inc.[o]	201,540
2,848	VASCO Data Security International, Inc.[o]	36,882
15,497	Verint Systems, Inc.[o]	660,172
23,936	Virtusa Corporation[o]	1,159,939
133,430	Visa, Inc.	15,960,897
68,399	Xilinx, Inc.	4,941,144
10,094	XO Group, Inc.[o]	209,450
45,860	Zix Corporation[o]	195,822

	Total	284,381,205

Materials (0.7%)
30,150	Alcoa Corporation[o]	1,355,544
5,306	Balchem Corporation	433,766
11,705	Celanese Corporation	1,172,958
57,550	CF Industries Holdings, Inc.	2,171,361
17,568	Continental Building Products, Inc.[o]	501,566
24,823	Crown Holdings, Inc.[o]	1,259,767
41,076	Eastman Chemical Company	4,336,804
1,202	Ferro Corporation[o]	27,910
19,660	Ferroglobe Representation & Warranty Insurance Trust[e,o]	2
29,282	Freeport-McMoRan, Inc.[o]	514,485
27,648	Graphic Packaging Holding Company	424,397
9,903	Hecla Mining Company	36,344
13,951	Innospec, Inc.	957,039
11,004	International Paper Company	587,944
6,271	Kadant, Inc.	592,609
2,620	Koppers Holdings, Inc.[o]	107,682
5,300	Martin Marietta Materials, Inc.	1,098,690
9,287	Mercer International, Inc.	115,623
25,987	Myers Industries, Inc.	549,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (20.4%)	Value
Materials (0.7%) - continued
3,120	Neenah, Inc.	$244,608
19,231	Newmont Mining Corporation	751,355
12,647	Nucor Corporation	772,605
2,143	Olympic Steel, Inc.	43,953
52,599	OMNOVA Solutions, Inc.[o]	552,289
51,514	Owens-Illinois, Inc.[o]	1,115,793
3,507	Packaging Corporation of America	395,239
26,966	Reliance Steel & Aluminum Company	2,312,065
15,470	RPM International, Inc.	737,455
8,643	Ryerson Holding Corporation[o]	70,440
18,922	Schweitzer-Mauduit International, Inc.	740,796
3,561	Scotts Miracle-Gro Company	305,356
7,354	Sensient Technologies Corporation	519,045
30,780	Steel Dynamics, Inc.	1,361,092
987	Stepan Company	82,099
6,032	Trinseo SA	446,670
2,332	United States Steel Corporation	82,063
19,583	Verso Corporation[o]	329,778
2,055	W. R. Grace & Company	125,828
82,539	WestRock Company	5,296,528

	Total	32,529,173

Real Estate (0.4%)
14,477	Ares Commercial Real Estate Corporation	178,791
64,174	Armada Hoffler Properties, Inc.	878,542
7,110	Ashford Hospitality Prime, Inc.	69,109
26,883	Ashford Hospitality Trust, Inc.	173,664
5,548	Bluerock Residential Growth REIT, Inc.	47,158
101,225	Brixmor Property Group, Inc.	1,543,681
5,450	Camden Property Trust	458,781
5,766	Catchmark Timber Trust, Inc.	71,902
30,221	Cedar Realty Trust, Inc.	119,071
25,975	Chatham Lodging Trust	497,421
5,973	Chesapeake Lodging Trust	166,109
12,735	City Office REIT, Inc.	147,217
18,419	Cousins Properties, Inc.	159,877
6,426	CyrusOne, Inc.	329,075
20,560	DDR Corporation	150,705
4,100	Digital Realty Trust, Inc.	432,058
22,373	Douglas Emmett, Inc.	822,431
17,450	Duke Realty Corporation	462,076
4,007	Equity Lifestyle Properties, Inc.	351,694
9,769	First Industrial Realty Trust, Inc.	285,548
12,250	Franklin Street Properties Corporation	103,023
2,272	Gaming and Leisure Properties, Inc.	76,044
18,950	General Growth Properties, Inc.	387,717
6,063	GEO Group, Inc.	124,110
2,246	Getty Realty Corporation	56,644
10,850	HFF, Inc.	539,245
37,775	Highwoods Properties, Inc.	1,655,300
47,645	Hospitality Properties Trust	1,207,324
25,348	Host Hotels & Resorts, Inc.	472,487
58,894	InfraREIT, Inc.	1,144,310
19,431	Liberty Property Trust	771,994
6,379	Mid-America Apartment Communities, Inc.	582,020
64,649	Monmouth Real Estate Investment Corporation	972,321
22,563	National Storage Affiliates Trust	565,880
2,999	One Liberty Properties, Inc.	66,278
10,010	Physicians Realty Trust	155,856
7,858	Ramco-Gershenson Properties Trust	97,125

Shares	Common Stock (20.4%)	Value
Real Estate (0.4%) - continued
3,600	RE/MAX Holdings, Inc.	$217,620
30,644	Retail Properties of America, Inc.	357,309
7,271	Ryman Hospitality Properties	563,139
2,607	Saul Centers, Inc.	132,879
8,580	SBA Communications Corporation[o]	1,466,494
40,375	Summit Hotel Properties, Inc.	549,504
3,959	Sun Communities, Inc.	361,734
11,191	Terreno Realty Corporation	386,201
27,504	Urstadt Biddle Properties, Inc.	530,827
33,303	Weyerhaeuser Company	1,165,605
10,478	Xenia Hotels & Resorts, Inc.	206,626

	Total	22,260,526

Telecommunications Services (0.2%)
23,363	ORBCOMM, Inc.[o]	218,911
1,124	Telephone & Data Systems, Inc.	31,506
159,579	Verizon Communications, Inc.	7,631,068

	Total	7,881,485

Utilities (0.3%)
32,740	AES Corporation	372,254
3,947	Alpha Natural Resources Holdings, Inc.[o]	95,715
14,849	ANR, Inc.[o]	356,376
6,086	Artesian Resources Corporation	222,017
4,790	Consolidated Water Company, Ltd.	69,695
36,870	Edison International, Inc.	2,347,144
1,327	Eversource Energy	78,187
7,610	MDU Resources Group, Inc.	214,298
3,985	Middlesex Water Company	146,250
5,730	New Jersey Resources Corporation	229,773
11,301	NorthWestern Corporation	607,994
22,114	NRG Yield, Inc., Class C	375,938
29,022	OGE Energy Corporation	951,051
148,484	PG&E Corporation	6,522,902
9,720	PNM Resources, Inc.	371,790
1,793	Portland General Electric Company	72,634
11,900	Public Service Enterprise Group, Inc.	597,856
3,740	Southwest Gas Holdings, Inc.	252,936
2,338	Spire, Inc.	169,037
43,870	UGI Corporation	1,948,705
1,528	Unitil Corporation	70,914

	Total	16,073,466

	Total Common Stock (cost $785,812,522)	1,032,898,797

Shares	Collateral Held for Securities Loaned (0.5%)	Value
24,201,344	Thrivent Cash Management Trust	24,201,344
	Total Collateral Held for Securities Loaned (cost $24,201,344)	24,201,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (16.4%)	Value
	Federal Home Loan Bank Discount Notes
6,050,000	1.426%, 4/11/2018[p,q]	$6,047,489
400,000	1.440%, 4/13/2018[p,q]	399,797
4,600,000	1.455%, 4/20/2018[p,q]	4,596,182
1,000,000	1.442%, 4/27/2018[p,q]	998,847
3,200,000	1.625%, 5/2/2018[p,q]	3,195,466
2,150,000	1.540%, 5/4/2018[p,q]	2,146,751
1,200,000	1.530%, 5/7/2018[p,q]	1,198,016
12,400,000	1.670%, 6/6/2018[p,q]	12,361,486
3,090,000	1.775%, 6/20/2018[p,q]	3,078,338
	Thrivent Core Short-Term Reserve Fund
78,700,358	1.940%	787,003,583
	U.S. Treasury Bills
540,000	1.379%, 4/5/2018[p]	539,927
1,580,000	1.415%, 4/12/2018[p]	1,579,282
1,990,000	1.425%, 4/19/2018[p]	1,988,465
2,290,000	1.397%, 4/26/2018[p]	2,287,565
940,000	1.509%, 5/3/2018[p]	938,684

	Total Short-Term Investments (cost $828,357,679)	828,359,878

	Total Investments (cost $5,316,000,091) 112.5%	$5,690,718,348

	Other Assets and Liabilities, Net (12.5%)	(632,768,188)

	Total Net Assets 100.0%	$5,057,950,160

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

e	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
f

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of March 29, 2018.

g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $215,256,108 or 4.3% of total net assets.

j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	All or a portion of the security is insured or guaranteed.
m	All or a portion of the security is on loan.
n	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
o	Non-income producing security.
p	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Portfolio as of March 29, 2018 was $70,489,112 or 1.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$2,250,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	644,881
Apidos CLO XVIII, 7/22/2026	4/4/2017	2,225,000
Ares XXXII CLO, Ltd., 11/15/2025	2/3/2017	1,500,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	825,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	750,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	825,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,650,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	825,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	387,686
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	825,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	1,040,002
Digicel, Ltd., 4/15/2021	8/18/2014	2,626,975
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	1,214,895
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	2,301,807
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	430,192
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	825,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	481,729
Galaxy XX CLO, Ltd., 4/20/2031	2/23/2018	2,650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	825,000
Golub Capital Partners, Ltd., 1/20/2031	11/20/2017	2,569,000
Golub Capital Partners, Ltd., 1/20/2031	12/11/2017	1,750,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	2,500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	2,450,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	2,600,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	2,618,201
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	1,400,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	600,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	2,250,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	825,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	4,738,308
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	1,054,997
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	1,612,073
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	2,100,000
Shackleton, Ltd., 4/15/2027	12/16/2016	2,650,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	877,749
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	1,129,045
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	2,968,821
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	377,706
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	198,424

Security	Acquisition Date	Cost
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	$2,500,000
Verus Securitization Trust, 1/25/2047	2/16/2017	1,920,472
Verus Securitization Trust, 7/25/2047	7/24/2017	2,917,434
Voya CLO 3, Ltd., 7/25/2026	12/13/2017	825,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of March 29, 2018:

Securities Lending Transactions
Taxable Debt Security	$7,254,034
Common Stock	16,346,948
Total lending	$23,600,982
Gross amount payable upon return of collateral for securities loaned	$24,201,344
Net amounts due to counterparty	$600,362

    Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an
underlying foreign security’s shares held by an issuing U.S.
depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
226

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,698,183	–	5,087,943	2,610,240
Capital Goods	7,517,100	–	7,517,100	–
Communications Services	32,979,084	–	32,654,259	324,825
Consumer Cyclical	13,134,520	–	12,171,395	963,125
Consumer Non-Cyclical	17,637,726	–	16,582,726	1,055,000
Energy	5,010,253	–	5,010,253	–
Financials	6,546,501	–	6,546,501	–
Technology	7,208,033	–	7,208,033	–
Transportation	2,663,796	–	2,359,867	303,929
Utilities	3,698,592	–	2,219,528	1,479,064
Long-Term Fixed Income
Asset-Backed Securities	92,966,745	–	92,966,745	–
Basic Materials	37,192,812	–	37,192,812	–
Capital Goods	42,972,279	–	42,972,279	–
Collateralized Mortgage Obligations	69,114,127	–	69,114,127	–
Commercial Mortgage-Backed Securities	69,249,081	–	69,249,081	–
Communications Services	94,608,975	–	94,608,975	–
Consumer Cyclical	63,299,083	–	63,299,083	–
Consumer Non-Cyclical	102,140,376	–	102,140,376	–
Energy	91,041,774	–	91,041,774	–
Financials	253,623,193	–	253,623,193	–
Foreign Government	2,329,100	–	2,329,100	–
Mortgage-Backed Securities	612,130,661	–	612,130,661	–
Technology	56,218,972	–	56,218,972	–
Transportation	12,013,415	–	12,013,415	–
U.S. Government and Agencies	484,504,224	–	484,504,224	–
Utilities	62,366,209	–	62,366,209	–
Registered Investment Companies
Affiliated Fixed Income Holdings	728,338,028	728,338,028	–	–
Affiliated Equity Holdings	530,805,282	530,805,282	–	–
Fixed Income Funds/Exchange Traded Funds	30,315,316	30,315,316	–	–
Equity Funds/Exchange Traded Funds	12,438,993	12,438,993	–	–
Common Stock
Consumer Discretionary	129,309,089	129,309,089	–	–
Consumer Staples	27,291,841	27,291,841	–	–
Energy	51,174,137	51,174,137	–	–
Financials	219,223,505	219,223,505	–	–
Health Care	114,777,978	114,777,978	–	–
Industrials	127,996,392	127,996,392	–	–
Information Technology	284,381,205	284,381,205	–	–
Materials	32,529,173	32,529,171	–	2
Real Estate	22,260,526	22,260,526	–	–
Telecommunications Services	7,881,485	7,881,485	–	–
Utilities	16,073,466	16,073,466	–	–
Short-Term Investments	41,356,295	–	41,356,295	–

Subtotal Investments in Securities	$4,626,017,525	$2,334,796,414	$2,284,484,926	$6,736,185

Other Investments *	Total
Short-Term Investments	787,003,583
Affiliated Registered Investment Companies	253,495,896
Collateral Held for Securities Loaned	24,201,344

Subtotal Other Investments	$1,064,700,823

Total Investments at Value	$5,690,718,348

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
227

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	17,223,848	17,223,848	–	–

Total Asset Derivatives	$17,223,848	$17,223,848	$–	$–

Liability Derivatives
Futures Contracts	2,811,452	2,811,452	–	–

Total Liability Derivatives	$2,811,452	$2,811,452	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $30,935,747 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
5-Yr. U.S. Treasury Bond Futures	353	July 2018	$40,240,337	$164,374
10-Yr. U.S. Treasury Bond Futures	310	June 2018	37,288,179	265,416
20-Yr. U.S. Treasury Bond Futures	1,196	June 2018	170,891,728	4,471,772
CME E-mini Russell 2000 Index	74	June 2018	5,787,792	(122,352)
ICE mini MSCI EAFE Index	1,488	June 2018	150,993,561	(2,148,921)
ICE US mini MSCI Emerging Markets Index	199	June 2018	12,207,351	(388,740)

Total Futures Long Contracts			$417,408,948	$2,241,549

2-Yr. U.S. Treasury Bond Futures	(1,054)	July 2018	($223,938,848)	($151,439)
CME E-mini NASDAQ 100 Index	(840)	June 2018	(120,029,251)	9,250,051
CME E-mini Russell 2000 Index	(168)	June 2018	(13,092,111)	230,031
CME E-mini S&P Mid-Cap 400 Index	(415)	June 2018	(80,440,710)	2,292,060
S&P 500 Index Mini-Futures	(173)	June 2018	(23,412,093)	550,144

Total Futures Short Contracts			($460,913,013)	$12,170,847

Total Futures Contracts			($43,504,065)	$14,412,396

Reference Description:

CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
228

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Equity Holdings
Core International Equity	$51,684	$–	$–	5,107	$51,582	1.0%
Core Low Volatility Equity*	–	89,000	–	8,939	88,141	1.7
Large Cap Stock	37,905	–	–	2,637	37,915	0.7
Large Cap Value	174,697	–	–	9,209	169,873	3.4
Mid Cap Stock	89,281	–	–	4,289	88,593	1.8
Partner Worldwide Allocation	190,898	–	–	17,319	189,941	3.8
Small Cap Stock	44,612	–	–	2,124	44,483	0.9

Total Affiliated Equity Holdings	589,077				670,528	13.3

Affiliated Fixed Income Holdings
Core Emerging Markets Debt	117,596	219	–	11,913	113,772	2.2
High Yield Portfolio	126,002	1,756	–	26,323	124,390	2.5
Income	378,809	3,196	–	36,992	371,315	7.3
Limited Maturity Bond	232,946	1,256	–	23,738	232,633	4.6

Total Affiliated Fixed Income Holdings	855,353				842,110	16.6

Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	736,529	289,187	238,712	78,700	787,004	15.6

Total Affiliated Short-Term Investments	736,529				787,004	15.6

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	11,711	56,623	44,133	24,201	24,201	0.5

Total Collateral Held for Securities Loaned	11,711				24,201	0.5

Total Value	$2,192,670				$2,323,843

* Non-income producing security.

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Equity Holdings
Core International Equity	$–	$(102)	–	$–
Core Low Volatility Equity*	–	(859)	–	–
Large Cap Stock	–	11	–	–
Large Cap Value	–	(4,825)	–	–
Mid Cap Stock	–	(688)	–	–
Partner Worldwide Allocation	–	(958)	–	–
Small Cap Stock	–	(129)	–	–
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	–	(4,043)	–	1,073
High Yield Portfolio	–	(3,368)	–	1,760
Income	–	(10,691)	–	3,201
Limited Maturity Bond	–	(1,569)	–	1,254
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	–	–	–	3,233

Total Income from Affiliated Investments				$10,521

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	37

Total Affiliated Income from Securities Loaned, Net				$37

Total Value	$–	$(27,221)	$–

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
229

MONEY MARKET PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	U.S. Government Agency Debt (83.6%)[a]	Value
	Federal Agricultural Mortgage Corporation
$1,500,000	1.749% (LIBOR 1M + -10.500%), 6/22/2018[b]	$1,500,000
1,830,000	1.430% (FEDL 1M + -1.000%), 7/3/2018[b]	1,830,000
1,510,000	1.594% (LIBOR 1M + -7.000%), 3/1/2019[b]	1,510,000
	Federal Farm Credit Bank
200,000	1.730% , 7/2/2018	199,096
1,480,000	1.818% (USBMMY 3M + 5.000%), 12/5/2018[b]	1,479,949
1,820,000	1.848% (USBMMY 3M + 8.000%), 3/25/2019[b]	1,819,912
1,810,000	1.690% (FEDL 1M + 1.000%), 4/24/2019[b]	1,809,808
915,000	1.868% (USBMMY 3M + 10.000%), 7/3/2019[b]	914,942
4,475,000	1.650% (LIBOR 1M + -9.000%), 7/12/2019[b]	4,473,858
	Federal Home Loan Bank
1,235,000	1.564% , 4/2/2018	1,234,838
675,000	1.541% , 4/3/2018	674,884
1,520,000	1.462% , 4/4/2018	1,519,691
500,000	1.550% , 4/5/2018	499,871
1,050,000	1.545% , 4/6/2018	1,049,685
560,000	1.645% , 4/10/2018	559,718
6,195,000	1.477% , 4/11/2018	6,191,950
1,630,000	1.467% , 4/13/2018	1,629,070
185,000	1.700% , 4/17/2018	184,843
1,590,000	1.484% , 4/18/2018	1,588,754
1,530,000	1.605% , 4/20/2018	1,528,568
4,270,000	1.499% , 4/25/2018	4,265,377
1,750,000	1.474% , 4/27/2018	1,747,994
4,520,000	1.560% , 5/2/2018	4,513,535
2,050,000	1.588% , 5/4/2018	2,046,835
1,390,000	1.505% , 5/9/2018	1,387,676
3,890,000	1.632% , 5/11/2018	3,882,592
700,000	1.610% , 5/16/2018	698,529
270,000	1.750% , 5/17/2018	269,370
1,930,000	1.630% , 5/18/2018	1,925,718
2,330,000	1.679% , 5/23/2018	2,324,133
970,000	1.655% , 5/25/2018	967,503
2,550,000	1.653% , 5/30/2018	2,542,855
1,465,000	1.670% , 6/6/2018	1,460,379
3,080,000	1.740% , 6/13/2018	3,068,835
1,540,000	1.770% , 6/15/2018	1,534,170
2,015,000	1.720% , 6/18/2018	2,007,519
1,360,000	1.690% , 6/19/2018	1,354,829
1,360,000	1.740% , 6/27/2018	1,354,150
115,000	1.640% , 6/28/2018	114,528
255,000	1.780% , 7/13/2018	253,676
3,000,000	1.665% (LIBOR 1M + -10.000%), 12/14/2018[b]	3,000,000
1,830,000	1.741% (LIBOR 1M + -10.000%), 12/21/2018[b]	1,830,000
	Federal Home Loan Mortgage Corporation
800,000	1.000% , 6/29/2018	798,337
1,500,000	1.531% (LIBOR 3M + -28.000%), 8/10/2018[b]	1,500,000
	Overseas Private Investment Corporation
2,581,132	1.800% (T-BILL 3M FLAT), 4/5/2018[b]	2,581,132

Principal Amount	U.S. Government Agency Debt (83.6%)[a]	Value
$1,720,755	1.800% (T-BILL 3M FLAT), 4/5/2018[b]	$1,720,755
3,293,025	1.800% (T-BILL 3M FLAT), 4/5/2018[b]	3,293,025
355,621	1.800% (T-BILL 3M FLAT), 4/5/2018[b]	355,621
1,575,000	1.800% (T-BILL 3M FLAT), 4/5/2018[b]	1,575,000
1,400,000	1.810% (T-BILL 3M FLAT), 4/5/2018[b]	1,400,000
1,800,000	1.810% (T-BILL 3M FLAT), 4/5/2018[b]	1,800,000
3,700,000	1.810% (T-BILL 3M FLAT), 4/5/2018[b]	3,700,000
1,270,000	1.810% (T-BILL 3M FLAT), 4/5/2018[b]	1,270,000
1,760,000	1.810% (T-BILL 3M + 7.000%), 4/5/2018[b]	1,760,000
1,860,000	1.810% (T-BILL 3M FLAT), 4/5/2018[b]	1,860,000
1,894,737	1.810% (T-BILL 3M FLAT), 4/5/2018[b]	1,894,737
1,746,213	1.810% (T-BILL 3M FLAT), 4/5/2018[b]	1,746,213
1,380,000	1.810% (T-BILL 3M FLAT), 4/5/2018[b]	1,380,000
1,642,105	1.810% (T-BILL 3M FLAT), 4/5/2018[b]	1,642,105
835,000	1.810% (T-BILL 3M FLAT), 4/5/2018[b]	835,000
2,694,600	1.820% (T-BILL 3M FLAT), 4/5/2018[b]	2,694,600
1,430,000	1.820% (T-BILL 3M FLAT), 4/5/2018[b]	1,430,000
950,000	1.820% (T-BILL 3M FLAT), 4/5/2018[b]	950,000
530,340	1.820% (T-BILL 3M FLAT), 4/5/2018[b]	530,340
2,000,000	1.820% (T-BILL 3M FLAT), 4/5/2018[b]	2,000,000
2,700,000	1.820% (T-BILL 3M FLAT), 4/5/2018[b]	2,700,000
1,890,000	1.840% (T-BILL 3M FLAT), 4/5/2018[b]	1,890,000
1,700,000	1.692% , 4/12/2018	1,706,141
1,480,000	1.700% , 11/13/2018	1,489,383
2,490,000	1.770% , 11/20/2018	2,505,590
1,390,000	2.270% , 2/19/2019	1,393,237
1,370,000	2.260% , 3/17/2019	1,370,918

	Total	126,521,774

Principal Amount	U.S. Treasury Debt (17.5%)[a]	Value
	U.S. Treasury Bills
3,100,000	1.426% , 4/5/2018	3,099,263
1,400,000	1.422% , 4/12/2018	1,399,281
2,900,000	1.464% , 4/19/2018	2,897,641
2,165,000	1.570% , 4/26/2018	2,162,451
1,410,000	1.518% , 5/10/2018	1,407,563
1,440,000	1.583% , 5/24/2018	1,436,519
1,540,000	1.806% , 6/21/2018	1,533,588
1,540,000	1.793% , 6/28/2018	1,533,099
	U.S. Treasury Notes
4,360,000	1.958% (USBMMY 3M + 19.000%), 4/30/2018[b]	4,360,288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
230

MONEY MARKET PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	U.S. Treasury Debt (17.5%)[a]	Value
$4,950,000	1.942% (USBMMY 3M + 17.400%), 7/31/2018[b]	$4,950,198
1,860,000	1.908% (USBMMY 3M + 14.000%), 1/31/2019[b]	1,860,299

	Total	26,640,190

	Total Investments (at amortized cost) 101.1%	$153,161,964

	Other Assets and Liabilities, Net (1.1)%	(1,602,229)

	Total Net Assets 100.0%	$151,559,735

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Reference Rate Index:

FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
T-BILL 3M	-	U. S. Treasury Bill Rate 3 Month
USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money Market Yield

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	126,521,774	–	126,521,774	–
U.S. Treasury Debt	26,640,190	–	26,640,190	–

Total Investments at Amortized Cost	$153,161,964	$–	$153,161,964	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
231

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (14.2%)[a]	Value
Basic Materials (1.0%)
	Arch Coal, Inc., Term Loan
$24,812	5.127%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$24,895
	CONSOL Mining Corporation, Term Loan
29,925	7.990%, (LIBOR 3M + 6.000%), 10/30/2022[b]	30,658
	Contura Energy, Inc., Term Loan
118,777	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[b]	118,406
	Ineos Finance, LLC, Term Loan
19,950	3.877%, (LIBOR 1M + 2.000%), 3/31/2024[b]	19,990

	Total	193,949

Capital Goods (1.1%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
97,160	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[b]	97,524
	Navistar, Inc., Term Loan
40,000	5.210%, (LIBOR 1M + 3.500%), 11/3/2024[b]	40,183
	Sterigenics-Nordion Holdings, LLC, Term Loan
89,100	4.877%, (LIBOR 1M + 3.000%), 5/15/2022[b]	89,045

	Total	226,752

Communications Services (4.5%)
	Altice Financing SA, Term Loan
89,325	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[b]	87,427
	Altice US Finance I Corporation, Term Loan
119,100	4.127%, (LIBOR 1M + 2.250%), 7/14/2025[b]	118,832
	CBS Radio, Inc., Term Loan
119,700	4.623%, (LIBOR 3M + 2.750%), 10/17/2023[b]	120,174
	CenturyLink, Inc., Term Loan
24,938	4.627%, (LIBOR 1M + 2.750%), 1/31/2025[b,d]	24,506
	CSC Holdings, LLC, Term Loan
124,062	4.036%, (LIBOR 1M + 2.250%), 7/17/2025[b]	123,623
	Hargray Merger Subsidiary Corporation, Term Loan
34,737	4.877%, (LIBOR 1M + 3.000%), 3/24/2024[b]	34,814
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[b]	87,169
	McGraw-Hill Global Education Holdings, LLC, Term Loan
64,345	5.877%, (LIBOR 1M + 4.000%), 5/4/2022[b]	63,493
	New LightSquared, Term Loan
110,572	11.305%,PIK 10.265%, (LIBOR 3M + 8.750%), 12/7/2020[b,e]	96,750
	SFR Group SA, Term Loan
79,400	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	76,819

Principal Amount	Bank Loans (14.2%)[a]	Value
Communications Services (4.5%) - continued
	Unitymedia Finance, LLC, Term Loan
$50,000	4.027%, (LIBOR 1M + 2.250%), 1/20/2026[b]	$49,923

	Total	883,530

Consumer Cyclical (1.6%)
	Boyd Gaming Corporation, Term Loan
110,565	4.236%, (LIBOR 1W + 2.500%), 9/15/2023[b]	111,068
	Eldorado Resorts, Inc., Term Loan
82,478	4.128%, (LIBOR 2M + 2.250%), 4/17/2024[b]	82,684
	Stars Group Holdings BV, Term Loan
118,779	5.802%, (LIBOR 3M + 3.500%), 8/1/2021[b]	119,254

	Total	313,006

Consumer Non-Cyclical (2.4%)
	Albertson’s, LLC, Term Loan
24,900	4.627%, (LIBOR 1M + 2.750%), 8/25/2021[b]	24,580
59,550	5.292%, (LIBOR 3M + 3.000%), 12/21/2022[b]	58,897
	Anmeal Pharmaceuticals LLC, Term Loan
35,000	0.000%, (LIBOR 3M + 3.500%), 3/23/2025[b,c,d,f]	35,000
	CHS/Community Health Systems, Inc., Term Loan
62,809	4.984%, (LIBOR 3M + 3.000%), 1/27/2021[b]	60,288
	Endo Luxembourg Finance Company I SARL., Term Loan
89,325	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[b]	89,064
	JBS USA LUX SA, Term Loan
59,400	4.678%, (LIBOR 3M + 2.500%), 10/30/2022[b]	59,190
	Revlon Consumer Products Corporation, Term Loan
99,684	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[b]	78,044
	Valeant Pharmaceuticals International, Inc., Term Loan
60,737	5.240%, (LIBOR 1M + 3.500%), 4/1/2022[b]	61,356

	Total	466,419

Financials (1.8%)
	ASP AMC Merger Sub, Inc., Term Loan
110,000	5.802%, (LIBOR 3M + 3.500%), 4/13/2024[b]	110,275
	Colorado Buyer, Inc., Term Loan
59,550	4.780%, (LIBOR 3M + 3.000%), 5/1/2024[b]	59,550
	Digicel International Finance, Ltd., Term Loan
49,761	5.020%, (LIBOR 3M + 3.250%), 5/10/2024[b]	49,482
	Gartner, Inc., Term Loan
103,950	3.877%, (LIBOR 1M + 2.000%), 4/5/2024[b]	104,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
232

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (14.2%)[a]	Value
Financials (1.8%) - continued
	Genworth Holdings, Inc., Term Loan
$25,000	6.202%, (LIBOR 3M + 4.500%), 2/28/2023[b]	$25,422

	Total	349,134

Technology (0.9%)
	Harland Clarke Holdings Corporation, Term Loan
48,847	7.052%, (LIBOR 3M + 4.750%), 10/31/2023[b]	49,228
	Micron Technology, Inc., Term Loan
24,873	3.880%, (LIBOR 1M + 2.000%), 4/26/2022[b]	25,021
	SS&C Technologies Holdings Europe SARL, Term Loan
10,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,c,d]	10,045
	SS&C Technologies, Inc., Term Loan
40,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,c,d]	40,179
	Western Digital Corporation, Term Loan
53,868	3.877%, (LIBOR 1M + 2.000%), 4/29/2023[b]	54,127

	Total	178,600

Transportation (0.4%)
	Arctic LNG Carriers, Ltd., Term Loan
74,438	6.377%, (LIBOR 1M + 4.500%), 5/18/2023[b]	74,996

	Total	74,996

Utilities (0.5%)
	Talen Energy Supply, LLC, Term Loan
94,050	5.877%, (LIBOR 1M + 4.000%), 7/6/2023[b]	92,236
	Total	92,236

	Total Bank Loans (cost $2,800,645)	2,778,622

Principal Amount	Long-Term Fixed Income (47.0%)	Value
Basic Materials (3.2%)
	Big River Steel, LLC
125,000	7.250%, 9/1/2025[g]	129,688
	CF Industries, Inc.
125,000	5.150%, 3/15/2034	119,063
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[g]	123,125
	Grinding Media, Inc.
125,000	7.375%, 12/15/2023[g]	131,250
	Hexion, Inc.
100,000	6.625%, 4/15/2020	93,250
	Kinross Gold Corporation
20,000	4.500%, 7/15/2027[g]	19,586
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	4,916
	Teck Resources, Ltd.
15,000	6.125%, 10/1/2035	15,900

	Total	636,778

Capital Goods (2.7%)
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[g]	125,625

Principal Amount	Long-Term Fixed Income (47.0%)	Value
Capital Goods (2.7%) - continued
	Caterpillar Financial Services Corporation
$4,000	1.850%, 9/4/2020	$3,905
	CNH Industrial Capital, LLC
5,000	4.875%, 4/1/2021	5,144
	CNH Industrial NV
15,000	3.850%, 11/15/2027	14,552
	General Electric Company
100,000	5.000%, 1/21/2021[b,h]	99,000
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	126,094
	Textron Financial Corporation
150,000	3.574%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	136,875
	Textron, Inc.
25,000	3.375%, 3/1/2028	23,851

	Total	535,046

Collateralized Mortgage Obligations (5.5%)
	Bear Stearns ARM Trust
88,035	3.736%, 2/25/2035, Ser. 2004-12, Class 3A1[b]	86,718
	CHL Mortgage Pass-Through Trust
98,672	3.303%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	89,752
	Countrywide Alternative Loan Trust
227,055	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	214,519
65,863	5.750%, 5/25/2036, Ser. 2006-6CB, Class 2A16	48,573
	CSMC Mortgage-Backed Trust
75,285	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	71,161
	GMACM Mortgage Loan Trust
67,230	3.812%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	64,202
	Impac Secured Assets Trust
64,783	2.112%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2014-GC18, Class A3[b]	53,388
	J.P. Morgan Mortgage Trust
172,933	3.675%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	163,203
	Residential Accredit Loans, Inc. Trust
105,270	2.422%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-3, Class A1Bb	83,609
	WaMu Mortgage Pass Through Certificates
92,007	2.243%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	82,981
	Wells Fargo Mortgage Backed Securities Trust
131,447	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	128,066

	Total	1,086,172

Communications Services (4.8%)
	AT&T, Inc.
10,000	3.400%, 8/14/2024	10,046
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[g]	2,969
	Cengage Learning, Inc.
100,000	9.500%, 6/15/2024[g,i]	76,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
233

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.0%)	Value
Communications Services (4.8%) - continued
	Charter Communications Operating, LLC
$5,000	3.579%, 7/23/2020	$5,013
15,000	4.908%, 7/23/2025	15,321
	Cox Communications, Inc.
5,000	3.350%, 9/15/2026[g]	4,758
	Digicel Group, Ltd.
100,000	8.250%, 9/30/2020[g]	86,000
	Discovery Communications, LLC
6,000	2.200%, 9/20/2019	5,938
18,000	2.950%, 3/20/2023	17,339
	DISH Network Corporation, Convertible
111,000	3.375%, 8/15/2026	106,915
	IAC FinanceCo, Inc., Convertible
17,000	0.875%, 10/1/2022[g]	20,322
	Liberty Interactive, LLC, Convertible
1,000	1.750%, 9/30/2046[g]	1,108
	Liberty Media Corporation, Convertible
27,000	1.000%, 1/30/2023	28,312
	Meredith Corporation
125,000	6.875%, 2/1/2026[g]	128,281
	Sprint Corporation
125,000	7.625%, 2/15/2025[i]	122,969
	Time Warner, Inc.
3,000	4.875%, 3/15/2020	3,102
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	119,687
	Viacom, Inc.
25,000	6.875%, 4/30/2036	29,684
	World Wrestling Entertainment, Inc., Convertible
19,000	3.375%, 12/15/2023[g]	29,687
	Zayo Group, LLC
125,000	6.375%, 5/15/2025	129,375

	Total	943,576

Consumer Cyclical (1.9%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[g]	119,844
	General Motors Financial Company, Inc.
3,000	3.150%, 6/30/2022	2,936
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[g]	121,250
	Hyundai Capital America
3,000	2.750%, 9/18/2020[g]	2,954
	Lennar Corporation
4,000	2.950%, 11/29/2020[g]	3,900
	Volkswagen Group of America
	Finance, LLC
3,000	2.450%, 11/20/2019[g]	2,968
	Wabash National Corporation
125,000	5.500%, 10/1/2025[g]	121,875

	Total	375,727

Consumer Non-Cyclical (3.0%)
	Abbott Laboratories
30,000	3.750%, 11/30/2026	29,820
	Albertsons Companies, LLC
125,000	6.625%, 6/15/2024	112,031
	Alliance One International, Inc.
100,000	9.875%, 7/15/2021	97,000

Principal Amount	Long-Term Fixed Income (47.0%)	Value
Consumer Non-Cyclical (3.0%) - continued
	Amgen, Inc.
$5,000	2.650%, 5/11/2022	$4,879
	Anthem, Inc., Convertible
47,000	2.750%, 10/15/2042	141,567
	BAT Capital Corporation
3,000	2.297%, 8/14/2020[g]	2,941
3,000	2.764%, 8/15/2022[g]	2,901
20,000	3.557%, 8/15/2027[g]	19,127
	Cardinal Health, Inc.
3,000	1.948%, 6/14/2019	2,967
3,000	2.616%, 6/15/2022	2,899
	J.M. Smucker Company
3,000	2.200%, 12/6/2019	2,964
	JBS USA, LLC
125,000	5.875%, 7/15/2024[g]	121,913
	Kraft Heinz Foods Company
6,000	5.375%, 2/10/2020	6,245
	Kroger Company
3,000	2.800%, 8/1/2022	2,917
	Mondelez International Holdings Netherlands BV
4,000	2.000%, 10/28/2021[g]	3,816
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,792
	Smithfield Foods, Inc.
5,000	2.650%, 10/3/2021[g]	4,786
	Teva Pharmaceutical Finance Company BV
9,000	2.950%, 12/18/2022	7,969
	Teva Pharmaceutical Finance IV, LLC
2,000	2.250%, 3/18/2020	1,895
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,027

	Total	578,456

Energy (3.2%)
	BP Capital Markets plc
6,000	2.520%, 9/19/2022	5,824
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	2,912
	Canadian Oil Sands, Ltd.
3,000	9.400%, 9/1/2021[g]	3,479
	Cheniere Energy Partners, LP
125,000	5.250%, 10/1/2025[g]	123,281
	Continental Resources, Inc.
125,000	3.800%, 6/1/2024	120,313
	Enbridge, Inc.
3,000	2.900%, 7/15/2022	2,910
	Encana Corporation
30,000	3.900%, 11/15/2021	30,382
	Endeavor Energy Resources, LP
125,000	5.500%, 1/30/2026[g]	124,375
	Enterprise Products Operating, LLC
75,000	5.250%, 8/16/2077[b]	72,938
	EQT Corporation
6,000	3.000%, 10/1/2022	5,828
	Kinder Morgan Energy Partners, LP
5,000	9.000%, 2/1/2019	5,240
	ONEOK Partners, LP
8,000	3.800%, 3/15/2020	8,060
	ONEOK, Inc.
8,000	7.500%, 9/1/2023	9,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
234

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.0%)	Value
Energy (3.2%) - continued
	Petroleos Mexicanos
$5,000	6.000%, 3/5/2020	$5,215
	Plains All American Pipeline, LP
8,000	5.000%, 2/1/2021	8,263
	TransCanada Trust
100,000	5.300%, 3/15/2077[b]	98,750
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	2,992
	Williams Partners, LP
5,000	4.500%, 11/15/2023	5,135

	Total	635,217

Financials (10.5%)
	AIG Global Funding
6,000	2.150%, 7/2/2020[g]	5,885
	Air Lease Corporation
4,000	2.500%, 3/1/2021	3,922
	Ares Capital Corporation
4,000	3.875%, 1/15/2020	4,041
	ASP AMC Merger Sub, Inc.
100,000	8.000%, 5/15/2025[g]	93,750
	Australia & New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[b,g,h]	106,250
	Bank of America Corporation
3,000	2.369%, 7/21/2021[b]	2,943
25,000	4.000%, 1/22/2025	24,938
	Bank of Montreal
4,000	2.100%, 6/15/2020	3,924
	BB&T Corporation
6,000	2.150%, 2/1/2021	5,873
	BNP Paribas SA
100,000	7.625%, 3/30/2021[b,g,h]	107,375
	Capital One Financial Corporation
3,000	2.500%, 5/12/2020	2,953
	CBOE Holdings, Inc.
4,000	1.950%, 6/28/2019	3,953
	Citigroup, Inc.
3,000	2.450%, (LIBOR 3M + 0.690%), 10/27/2022[b]	2,986
	Commerzbank AG
20,000	8.125%, 9/19/2023[g]	23,289
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
6,000	3.950%, 11/9/2022	6,061
	Credit Agricole SA
100,000	8.125%, 12/23/2025[b,g,h]	113,919
	Credit Suisse Group Funding, Ltd.
11,000	3.125%, 12/10/2020	10,937
	Deutsche Bank AG
2,000	2.700%, 7/13/2020	1,957
	Digital Realty Trust, LP
4,000	2.750%, 2/1/2023	3,839
	Discover Bank
4,000	3.100%, 6/4/2020	3,985
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	3,877
	GE Capital International Funding Company
20,000	4.418%, 11/15/2035	19,482
	Goldman Sachs Group, Inc.
6,000	5.375%, 5/10/2020[b,h]	6,159
10,000	5.250%, 7/27/2021	10,589
6,000	3.075%, (LIBOR 3M + 1.050%), 6/5/2023[b]	6,032

Principal Amount	Long-Term Fixed Income (47.0%)	Value
Financials (10.5%) - continued
$100,000	5.300%, 11/10/2026[b,h]	$100,250
	HSBC Holdings plc
75,000	6.375%, 9/17/2024[b,h]	75,937
	ILFC E-Capital Trust II
100,000	4.890%, (H15T30Y + 1.800%), 12/21/2065[b,g]	97,750
	Intesa Sanpaolo SPA
6,000	3.125%, 7/14/2022[g]	5,797
	J.P. Morgan Chase & Company
4,000	2.686%, (LIBOR 3M + 0.680%), 6/1/2021[b]	4,022
5,000	2.972%, 1/15/2023	4,903
	J.P. Morgan Chase Capital XXIII
100,000	2.839%, (LIBOR 3M + 1.000%), 5/15/2047[b]	88,758
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[b,g,h]	111,562
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[b,g,h]	97,625
	MGIC Investment Corporation, Convertible
64,000	9.000%, 4/1/2063[g]	86,700
	Morgan Stanley
6,000	5.500%, 7/28/2021	6,407
3,000	2.750%, 5/19/2022	2,925
	New York Life Global Funding
3,000	2.300%, 6/10/2022[g]	2,898
	PNC Bank NA
6,000	2.450%, 11/5/2020	5,906
	Quicken Loans, Inc.
125,000	5.750%, 5/1/2025[g]	124,688
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,114
	Royal Bank of Scotland Group plc
100,000	7.500%, 8/10/2020[b,h]	104,000
104,000	8.625%, 8/15/2021[b,h]	112,970
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,g,h]	111,875
	Standard Chartered plc
1,000	2.100%, 8/19/2019[g]	986
100,000	7.500%, 4/2/2022[b,g,h]	105,750
	State Street Capital Trust IV
100,000	3.125%, (LIBOR 3M + 1.000%), 6/15/2047[b]	90,510
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	5,951
3,000	2.784%, 7/12/2022	2,925
	Synchrony Financial
4,000	3.000%, 8/15/2019	3,988
	UBS Group Funding Jersey, Ltd.
6,000	3.000%, 4/15/2021[g]	5,936
	USB Realty Corporation
120,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,h]	108,150
	Wells Fargo & Company
3,000	2.625%, 7/22/2022	2,901

	Total	2,054,103

Mortgage-Backed Securities (7.9%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
300,000	3.500%, 4/1/2048[d]	300,426

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
235

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.0%)	Value
Mortgage-Backed Securities (7.9%) - continued
$1,220,000	4.000%, 4/1/2048[d]	$1,251,394

	Total	1,551,820

Technology (3.5%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[g]	125,000
	Apple, Inc.
5,000	2.161%, (LIBOR 3M + 0.350%), 5/11/2022[b]	5,031
25,000	4.500%, 2/23/2036	27,374
	Baidu, Inc.
3,000	3.000%, 6/30/2020	2,980
	Broadcom Corporation
35,000	3.500%, 1/15/2028	32,875
	Cypress Semiconductor Corporation, Convertible
3,000	4.500%, 1/15/2022	4,186
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[g]	127,187
	Intel Corporation, Convertible
12,000	3.250%, 8/1/2039	29,849
	Microchip Technology, Inc., Convertible
26,000	1.625%, 2/15/2027	30,738
	Micron Technology, Inc., Convertible
45,000	2.125%, 2/15/2033	214,071
	NetApp, Inc.
4,000	2.000%, 9/27/2019	3,938
	ON Semiconductor Corporation, Convertible
20,000	1.625%, 10/15/2023[g]	27,365
	Red Hat, Inc., Convertible
4,000	0.250%, 10/1/2019	8,088
	Western Digital Corporation, Convertible
11,000	1.500%, 2/1/2024[g]	11,897
	Zendesk, Inc. Convertible
28,000	0.250%, 3/15/2023[g]	28,476

	Total	679,055

Utilities (0.8%)
	CenterPoint Energy, Inc.
4,000	2.500%, 9/1/2022	3,875
	Dominion Energy, Inc.
6,000	2.579%, 7/1/2020	5,923
	Duke Energy Corporation
6,000	2.400%, 8/15/2022	5,760
	FirstEnergy Corporation
4,000	2.850%, 7/15/2022	3,879
	NRG Energy, Inc.
125,000	7.250%, 5/15/2026	132,500
	Pinnacle West Capital Corporation
5,000	2.250%, 11/30/2020	4,880
	Southern Company
3,000	2.350%, 7/1/2021	2,907

	Total	159,724

	Total Long-Term Fixed Income (cost $9,272,342)	9,235,674

Shares	Registered Investment Companies (26.7%)	Value
Affiliated Fixed Income Holdings (10.1%)
206,844	Thrivent Core Emerging Markets Debt Fund	$1,975,358

	Total	1,975,358

Equity Funds/Exchange Traded Funds (5.3%)
11,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	140,652
60	Altaba, Inc.[j]	4,442
4,264	BlackRock Enhanced Capital & Income Fund, Inc.	67,158
15,087	BlackRock Enhanced Equity Dividend Trust	131,710
12,284	BlackRock Resources & Commodities Strategy Trust	109,082
4,279	Cohen & Steers Quality Income Realty Fund, Inc.	50,706
5,330	Cohen & Steers REIT & Preferred Income Fund, Inc.	99,618
9,399	Eaton Vance Risk-Managed Diversified Equity Income Fund	84,497
3,500	John Hancock Tax-Advantaged Dividend Income Fund	75,880
10,528	Neuberger Berman MLP Income Fund, Inc.	85,908
3,318	Reaves Utility Income Fund	93,667
13,105	Voya Global Equity Dividend & Premium Opportunity Fund	95,667

	Total	1,038,987

Fixed Income Funds/Exchange Traded Funds (11.3%)
6,250	AllianceBernstein Global High Income Fund, Inc.	74,313
6,176	BlackRock Core Bond Trust	80,906
9,462	BlackRock Corporate High Yield Fund, Inc.	100,203
7,890	BlackRock Credit Allocation Income Trust	99,966
11,000	BlackRock Income Trust, Inc.	64,570
4,026	BlackRock Multi-Sector Income Trust	67,597
4,000	Brookfield Real Assets Income Fund, Inc.	87,080
2,480	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	63,290
4,800	Eaton Vance Short Duration Diversified Income Fund	65,472
3,680	First Trust/Aberdeen Global Opportunity Income Fund	41,915
7,051	Invesco Dynamic Credit Opportunities Fund	82,708
20,361	Invesco Senior Income Trust	89,588
13,775	MFS Intermediate Income Trust	54,136
11,500	Nuveen Credit Strategies Income Fund	91,310
3,328	Nuveen Preferred and Income Term Fund	78,907
10,700	Nuveen Quality Preferred Income Fund II	104,646
4,500	Pimco Dynamic Credit And Mortgage Income Fund	102,960
6,700	Powershares ETF	168,639
4,000	PowerShares Senior Loan Portfolio	92,520
5,630	Prudential Global Short Duration High Yield Fund, Inc.	78,144
12,030	Templeton Global Income Fund	76,872

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
236

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Registered Investment Companies (26.7%)	Value
Fixed Income Funds/Exchange Traded
Funds (11.3%) - continued
2,900	Vanguard Short-Term Corporate Bond ETF	$227,447
9,637	Wells Fargo Income Opportunities Fund	77,481
11,638	Western Asset High Income Fund II, Inc.	76,345
16,267	Western Asset High Income
	Opportunity Fund, Inc.	78,244

	Total	2,225,259

	Total Registered Investment Companies (cost $5,437,408)	5,239,604

Shares	Common Stock (4.2%)	Value
Consumer Discretionary (0.3%)
5,260	Caesars Entertainment Corporation[j]	59,175
5	Charter Communications, Inc.[j]	1,556

	Total	60,731

Consumer Staples (0.2%)
443	Bunge, Ltd.	32,755

	Total	32,755

Energy (2.7%)
550	Chevron Corporation	62,722
2,070	Enbridge, Inc.	65,143
3,300	Enterprise Products Partners, LP	80,784
1,000	Occidental Petroleum Corporation	64,960
1,075	ONEOK, Inc.	61,189
1,134	Royal Dutch Shell plc ADR	72,360
900	Schlumberger, Ltd.	58,302
2,765	Williams Companies, Inc.	68,738

	Total	534,198

Financials (0.6%)
645	Bank of America Corporation	19,343
886	FNF Group	35,458
2,900	Granite Point Mortgage Trust, Inc.	47,966
190	Wells Fargo & Company	9,958

	Total	112,725

Health Care (<0.1%)
2	Anthem, Inc.	440
18	Danaher Corporation	1,762
191	Teva Pharmaceutical Industries, Ltd. ADR	3,264

	Total	5,466

Industrials (<0.1%)
28	Dycom Industries, Inc.[j]	3,014

	Total	3,014

Information Technology (0.1%)
60	Lam Research Corporation	12,190

	Total	12,190

Real Estate (0.3%)
600	Crown Castle International Corporation	65,766

	Total	65,766

	Total Common Stock (cost $852,344)	826,845

Shares	Preferred Stock (3.9%)	Value
Consumer Staples (0.9%)
1,191	Bunge, Ltd., Convertible, 4.875%[h]	$129,783
2,000	CHS, Inc., 6.750%[b,h]	53,860

	Total	183,643

Energy (0.8%)
10,535	Crestwood Equity Partners, LP, 9.250%[f,h,j]	100,083
2,450	NuStar Logistics, LP, 8.454%[b]	61,862

	Total	161,945

Financials (1.9%)
2,000	Citigroup Capital XIII, 8.137%[b]	54,380
2,000	Citigroup, Inc., 6.875%[b,h]	56,060
2,000	Countrywide Capital V, 7.000%	52,000
1,594	Federal National Mortgage Association, 0.000%[h,j]	9,166
70	First Tennessee Bank NA, 3.750%[b,g,h]	53,900
2,000	GMAC Capital Trust I, 7.624%[b]	51,960
2,000	Morgan Stanley, 5.850%[b,h]	52,180
40	Wells Fargo & Company, Convertible, 7.500%[h]	51,600

	Total	381,246

Utilities (0.3%)
2,000	Entergy Arkansas, Inc., 4.875%	48,220

	Total	48,220

	Total Preferred Stock (cost $781,085)	775,054

Shares	Collateral Held for Securities Loaned (1.0%)	Value
196,900	Thrivent Cash Management Trust	196,900

	Total Collateral Held for Securities Loaned (cost $196,900)	196,900

Shares or Principal Amount	Short-Term Investments (11.3%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.500%, 4/3/2018[k,l]	99,995
	Thrivent Core Short-Term Reserve Fund
211,377	1.940%	2,113,767

	Total Short-Term Investments (cost $2,213,750)	2,213,762

	Total Investments (cost $21,554,474) 108.3%	$21,266,461

	Other Assets and Liabilities, Net (8.3%)	(1,637,428)

	Total Net Assets 100.0%	$19,629,033

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
237

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of March 29, 2018.

f	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $3,479,444 or 17.7% of total net assets.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	All or a portion of the security is on loan.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income Portfolio as of March 29, 2018:

Securities Lending Transactions

Taxable Debt Security	$188,995

Total lending	$188,995
Gross amount payable upon return of collateral for securities loaned	$196,900

Net amounts due to counterparty	$7,905

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an
underlying foreign security’s shares held by an issuing U.S.
depository bank.
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
238

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Multidimensional Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	193,949	–	193,949	–
Capital Goods	226,752	–	226,752	–
Communications Services	883,530	–	883,530	–
Consumer Cyclical	313,006	–	313,006	–
Consumer Non-Cyclical	466,419	–	431,419	35,000
Financials	349,134	–	349,134	–
Technology	178,600	–	178,600	–
Transportation	74,996	–	74,996	–
Utilities	92,236	–	92,236	–
Long-Term Fixed Income
Basic Materials	636,778	–	636,778	–
Capital Goods	535,046	–	535,046	–
Collateralized Mortgage Obligations	1,086,172	–	1,086,172	–
Communications Services	943,576	–	943,576	–
Consumer Cyclical	375,727	–	375,727	–
Consumer Non-Cyclical	578,456	–	578,456	–
Energy	635,217	–	635,217	–
Financials	2,054,103	–	2,054,103	–
Mortgage-Backed Securities	1,551,820	–	1,551,820	–
Technology	679,055	–	679,055	–
Utilities	159,724	–	159,724	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	2,225,259	2,225,259	–	–
Equity Funds/Exchange Traded Funds	1,038,987	1,038,987	–	–
Common Stock
Consumer Discretionary	60,731	60,731	–	–
Consumer Staples	32,755	32,755	–	–
Energy	534,198	534,198	–	–
Financials	112,725	112,725	–	–
Health Care	5,466	5,466	–	–
Industrials	3,014	3,014	–	–
Information Technology	12,190	12,190	–	–
Real Estate	65,766	65,766	–	–
Preferred Stock
Consumer Staples	183,643	183,643	–	–
Energy	161,945	61,862	–	100,083
Financials	381,246	327,346	53,900	–
Utilities	48,220	48,220	–	–
Short-Term Investments	99,995	–	99,995	–

Subtotal Investments in Securities	$16,980,436	$4,712,162	$12,133,191	$135,083

Other Investments*	Total
Affiliated Registered Investment Companies	1,975,358
Short-Term Investments	2,113,767
Collateral Held for Securities Loaned	196,900

Subtotal Other Investments	$4,286,025

Total Investments at Value	$21,266,461

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,205	4,205	–	–

Total Asset Derivatives	$4,205	$4,205	$–	$–

Liability Derivatives
Futures Contracts	6,254	6,254	–	–

Total Liability Derivatives	$6,254	$6,254	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
239

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

The following table presents Multidimensional Income Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $99,995 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
5-Yr. U.S. Treasury Bond Futures	1	July 2018	$113,995	$466
20-Yr. U.S. Treasury Bond Futures	1	June 2018	142,886	3,739

Total Futures Long Contracts			$256,881	$4,205

10-Yr. U.S. Treasury Bond Futures	(6)	June 2018	($720,590)	($6,254)

Total Futures Short Contracts			($720,590)	($6,254)

Total Futures Contracts			($463,709)	($2,049)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Multidimensional Income Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$866	$1,176	$–	207	$1,975	10.1%

Total Affiliated Fixed Income Holdings	866				1,975	10.1

Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	2,093	2,348	2,327	211	2,114	10.8

Total Affiliated Short-Term Investments	2,093				2,114	10.8

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	322	125	197	197	1.0

Total Collateral Held for Securities Loaned	–				197	1.0

Total Value	$2,959				$4,286

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(67)	–	$19

Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	–	–	–	10

Total Income from Affiliated Investments				$29

Total Value	$–	$(67)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
240

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (32.6%)[a]	Value
Basic Materials (3.3%)
	Arch Coal, Inc., Term Loan
$560,000	0.000%, (LIBOR 3M + 2.750%), 3/7/2024[b,c,d,e]	$560,087
337,444	5.127%, (LIBOR 1M + 3.250%), 3/7/2024[d]	338,567
	Big River Steel, LLC, Term Loan
338,300	7.302%, (LIBOR 3M + 5.000%), 8/15/2023[d,e]	342,529
	Chemours Company, Term Loan
421,589	6.250%, (LIBOR 1M + 2.500%), 5/12/2022[d]	421,062
560,000	0.000%, (LIBOR 3M + 1.750%), 3/26/2025[b,c,d]	558,365
	CONSOL Mining Corporation, Term Loan
349,125	7.990%, (LIBOR 3M + 6.000%), 10/30/2022[d]	357,679
	Contura Energy, Inc., Term Loan
559,700	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[d]	557,954
	Coronado Australian Holdings Property, Ltd., Term Loan
82,500	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	81,262
302,500	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	297,962
	Ineos Finance, LLC, Term Loan
1,087,275	3.877%, (LIBOR 1M + 2.000%), 3/31/2024[d]	1,089,450
	Peabody Energy Corporation, Term Loan
373,596	5.377%, (LIBOR 1M + 3.500%), 3/31/2022[d]	374,063
	Tronox Finance, LLC, Term Loan
232,209	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[d]	234,192
535,866	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[d]	540,443

	Total	5,753,615

Capital Goods (1.6%)
	Advanced Disposal Services, Inc., Term Loan
609,223	3.981%, (LIBOR 1W + 2.250%), 11/10/2023[d]	610,557
	Cortes NP Intermediate Holding II Corporation, Term Loan
883,352	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[d]	886,665
	Navistar, Inc., Term Loan
640,000	5.210%, (LIBOR 1M + 3.500%), 11/3/2024[d]	642,931
	Sterigenics-Nordion Holdings, LLC, Term Loan
732,600	4.877%, (LIBOR 1M + 3.000%), 5/15/2022[d]	732,146

	Total	2,872,299

Communications Services (10.3%)
	Altice Financing SA, Term Loan
287,825	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[d]	281,709
19,950	4.470%, (LIBOR 3M + 2.750%), 10/6/2026[d]	19,564

Principal Amount	Bank Loans (32.6%)[a]	Value
Communications Services (10.3%) - continued
	Altice US Finance I Corporation, Term Loan
$362,263	4.127%, (LIBOR 1M + 2.250%), 7/14/2025[d]	$361,447
	CBS Radio, Inc., Term Loan
94,762	4.623%, (LIBOR 3M + 2.750%), 10/17/2023[d]	95,138
	Cengage Learning Acquisitions, Term Loan
561,342	6.036%, (LIBOR 1M + 4.250%), 6/7/2023[d]	509,800
	CenturyLink, Inc., Term Loan
1,057,350	4.627%, (LIBOR 1M + 2.750%), 1/31/2025[b,c,d]	1,039,068
	Charter Communications Operating, LLC, Term Loan
618,450	3.880%, (LIBOR 1M + 2.000%), 4/13/2025[d]	620,509
	CSC Holdings, LLC, Term Loan
481,362	4.036%, (LIBOR 1M + 2.250%), 7/17/2025[d]	479,658
	Frontier Communications Corporation, Term Loan
625,275	5.630%, (LIBOR 1M + 3.750%), 6/1/2024[d]	616,290
	Gray Television, Inc., Term Loan
488,812	3.920%, (LIBOR 1M + 2.250%), 2/7/2024[d]	490,440
	Hargray Communications Group, Inc., Term Loan
124,686	4.877%, (LIBOR 3M + 3.000%), 5/16/2024[b,c,d]	124,959
	Hargray Merger Subsidiary Corporation, Term Loan
422,298	4.877%, (LIBOR 1M + 3.000%), 3/24/2024[d]	423,222
	Intelsat Jackson Holdings SA, Term Loan
500,000	5.706%, (LIBOR 3M + 3.750%), 11/27/2023[d]	500,000
	Level 3 Financing, Inc., Term Loan
1,025,000	4.111%, (LIBOR 1M + 2.250%), 2/22/2024[d]	1,026,763
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[d]	702,191
145,000	8.470%, (LIBOR 3M + 6.750%), 7/7/2023[d,e]	132,675
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,055,767	5.877%, (LIBOR 1M + 4.000%), 5/4/2022[d]	1,041,778
	Mediacom Illinois, LLC, Term Loan
295,000	0.000%, (LIBOR 3M + 1.750%), 2/15/2024[b,c,d]	294,817
	NEP/NCP Holdco, Inc., Term Loan
752,361	5.552%, (LIBOR 1M + 3.250%), 7/21/2022[d]	754,558
	New LightSquared, Term Loan
182,443	11.305%,PIK 10.265%, (LIBOR 3M + 8.750%), 12/7/2020[d,f]	159,638
	Radiate Holdco, LLC, Term Loan
1,301,713	4.877%, (LIBOR 1M + 3.000%), 2/1/2024[d]	1,293,577

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
241

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (32.6%)[a]	Value
Communications Services (10.3%) - continued
	Sable International Finance, Ltd., Term Loan
$1,585,000	5.127%, (LIBOR 1M + 3.250%), 2/6/2026[d]	$1,588,963
	SBA Senior Finance II, LLC, Term Loan
721,875	3.990%, (LIBOR 1M + 2.250%), 3/24/2021[d]	723,268
213,950	3.990%, (LIBOR 1W + 2.250%), 6/10/2022[d]	214,217
	SFR Group SA, Term Loan
263,013	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[d]	254,465
	Sinclair Television Group, Inc., Term Loan
1,080,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,c,d]	1,084,050
	Sprint Communications, Inc., Term Loan
1,054,350	4.438%, (LIBOR 1M + 2.500%), 2/2/2024[d]	1,053,907
	Syniverse Holdings, Inc., Term Loan
180,000	6.718%, (LIBOR 3M + 5.000%), 2/9/2023[d]	181,924
	Unitymedia Finance, LLC, Term Loan
600,000	4.027%, (LIBOR 1M + 2.250%), 1/20/2026[d]	599,082
	Univision Communications, Inc., Term Loan
242,599	4.627%, (LIBOR 1M + 2.750%), 3/15/2024[d]	238,456
	Virgin Media Bristol, LLC, Term Loan
785,000	4.277%, (LIBOR 1M + 2.500%), 1/31/2026[d]	788,847
	WideOpenWest Finance, LLC, Term Loan
472,625	5.104%, (LIBOR 1M + 3.250%), 8/6/2023[d]	461,698

	Total	18,156,678

Consumer Cyclical (4.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
606,950	4.380%, (LIBOR 1M + 2.500%), 11/9/2024[d]	607,557
	Ceridian HCM Holding, Inc., Term Loan
126,926	5.377%, (LIBOR 1M + 3.500%), 9/15/2020[d]	127,116
	Eldorado Resorts, Inc., Term Loan
164,957	4.128%, (LIBOR 2M + 2.250%), 4/17/2024[d]	165,369
	Four Seasons Hotels, Ltd., Term Loan
495,000	0.000%, (LIBOR 3M + 2.000%), 11/30/2023[b,c,d]	497,475
	Golden Entertainment, Inc., Term Loan
852,862	4.880%, (LIBOR 1M + 3.000%), 8/15/2024[d]	856,598
135,000	8.860%, (LIBOR 1M + 7.000%), 8/15/2025[d,e]	135,675
	Golden Nugget, Inc., Term Loan
689,744	4.979%, (LIBOR 2M + 3.250%), 10/4/2023[d]	695,697

Principal Amount	Bank Loans (32.6%)[a]	Value
Consumer Cyclical (4.3%) - continued
	IMG Worldwide, Inc., Term Loan
$150,000	9.127%, (LIBOR 1M + 7.250%), 5/6/2022[d,e]	$150,750
	KAR Auction Services, Inc., Term Loan
267,841	4.813%, (LIBOR 3M + 2.500%), 3/9/2023[d]	268,958
	Men’s Warehouse, Inc., Term Loan
270,000	0.000%, (LIBOR 3M + 3.500%), 3/28/2025[b,c,d,e]	270,000
	Michaels Stores, Inc., Term Loan
319,652	4.589%, (LIBOR 1M + 2.750%), 1/28/2023[d]	321,052
	Mohegan Tribal Gaming Authority, Term Loan
534,345	5.877%, (LIBOR 1M + 4.000%), 10/13/2023[d]	532,678
	Scientific Games International, Inc., Term Loan
1,440,000	4.722%, (LIBOR 1M + 2.750%), 8/14/2024[d]	1,444,579
	Seminole Hard Rock Entertainment, Inc., Term Loan
115,757	4.443%, (LIBOR 3M + 2.750%), 5/14/2020[d]	116,385
	Stars Group Holdings BV, Term Loan
616,256	5.802%, (LIBOR 3M + 3.500%), 8/1/2021[d]	618,721
530,000	0.000%, (LIBOR 3M + 3.000%), 3/29/2025[b,c,d]	532,120
	Wyndham Hotels & Resorts, Inc., Term Loan
340,000	0.000%, (LIBOR 3M + 1.750%), 3/29/2025[b,c,d]	340,850

	Total	7,681,580

Consumer Non-Cyclical (5.7%)
	Air Medical Group Holdings, Inc., Term Loan
1,391,512	4.936%, (LIBOR 3M + 3.250%), 4/28/2022[d]	1,396,341
169,575	6.015%, (LIBOR 3M + 4.250%), 9/26/2024[d]	170,954
	Albertson’s, LLC, Term Loan
563,080	4.627%, (LIBOR 1M + 2.750%), 8/25/2021[d]	555,851
408,697	5.292%, (LIBOR 3M + 3.000%), 12/21/2022[d]	404,214
606,258	4.956%, (LIBOR 3M + 3.000%), 6/22/2023[d]	597,922
	Anmeal Pharmaceuticals LLC, Term Loan
555,000	0.000%, (LIBOR 3M + 3.500%), 3/23/2025[b,c,d,e]	555,000
	CHS/Community Health Systems, Inc., Term Loan
454,286	4.984%, (LIBOR 3M + 3.000%), 1/27/2021[d]	436,051
	Diversey BV, Term Loan
488,775	4.994%, (LIBOR 2M + 3.000%), 7/25/2024[d]	487,758
	Endo Luxembourg Finance Company I SARL., Term Loan
850,857	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[d]	848,372

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
242

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (32.6%)[a]	Value
Consumer Non-Cyclical (5.7%) - continued
	Grifols Worldwide Operations USA, Inc., Term Loan
$440,550	3.986%, (LIBOR 1W + 2.250%), 1/23/2025[d]	$442,035
	JBS USA LUX SA, Term Loan
1,029,600	4.678%, (LIBOR 3M + 2.500%), 10/30/2022[d]	1,025,955
	Mallinckrodt International Finance SA, Term Loan
1,040,000	4.820%, (LIBOR 3M + 3.000%), 9/24/2024[d]	1,040,780
	MPH Acquisition Holdings, LLC, Term Loan
472,133	5.052%, (LIBOR 3M + 2.750%), 6/7/2023[d]	474,021
	Ortho-Clinical Diagnostics, Inc., Term Loan
426,532	5.627%, (LIBOR 1M + 3.750%), 6/30/2021[d]	429,837
	Revlon Consumer Products Corporation, Term Loan
483,863	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[d]	378,826
	Valeant Pharmaceuticals International, Inc., Term Loan
924,068	5.240%, (LIBOR 1M + 3.500%), 4/1/2022[d]	933,484

	Total	10,177,401

Energy (0.9%)
	Calpine Corporation, Term Loan
492,468	4.810%, (LIBOR 3M + 2.500%), 1/15/2024[d]	493,605
	Houston Fuel Oil Terminal, LLC, Term Loan
655,818	5.800%, (LIBOR 3M + 3.500%), 8/19/2021[d]	661,970
	MEG Energy Corporation, Term Loan
54,150	5.810%, (LIBOR 3M + 3.500%), 12/31/2023[d]	54,123
	MRC Global US, Inc., Term Loan
249,375	7.250%, (LIBOR 1M + 3.500%), 9/15/2024[d]	251,245
	Pacific Drilling SA, Term Loan
244,163	0.000%, (PRIME + 4.500%), 6/3/2018[d,g,h]	81,338

	Total	1,542,281

Financials (2.1%)
	ASP AMC Merger Sub, Inc., Term Loan
850,675	5.802%, (LIBOR 3M + 3.500%), 4/13/2024[d]	852,802
	Avolon TLB Borrower 1 US, LLC, Term Loan
729,488	4.072%, (LIBOR 1M + 2.250%), 4/3/2022[d]	729,714
	Colorado Buyer, Inc., Term Loan
133,988	4.780%, (LIBOR 3M + 3.000%), 5/1/2024[d]	133,987
80,000	9.030%, (LIBOR 3M + 7.250%), 5/1/2025[d]	79,950

Principal Amount	Bank Loans (32.6%)[a]	Value
Financials (2.1%) - continued
	Digicel International Finance, Ltd., Term Loan
$845,942	5.020%, (LIBOR 3M + 3.250%), 5/10/2024[d]	$841,188
	Genworth Holdings, Inc., Term Loan
150,000	6.202%, (LIBOR 3M + 4.500%), 2/28/2023[d]	152,532
	MoneyGram International, Inc., Term Loan
393,939	5.552%, (LIBOR 3M + 3.250%), 3/28/2020[d]	393,250
	TransUnion, LLC, Term Loan
517,400	3.877%, (LIBOR 1M + 2.000%), 4/9/2023[d]	518,585

	Total	3,702,008

Technology (3.0%)
	First Data Corporation, Term Loan
1,320,000	4.122%, (LIBOR 1M + 2.250%), 4/26/2024[d]	1,321,492
	Harland Clarke Holdings Corporation, Term Loan
792,571	7.052%, (LIBOR 3M + 4.750%), 10/31/2023[d]	798,737
	Micron Technology, Inc., Term Loan
328,329	3.880%, (LIBOR 1M + 2.000%), 4/26/2022[d]	330,280
	Rackspace Hosting, Inc., Term Loan
724,873	4.787%, (LIBOR 3M + 3.000%), 11/3/2023[d]	721,814
	SS&C Technologies Holdings Europe SARL, Term Loan
210,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,c,d]	210,941
	SS&C Technologies, Inc., Term Loan
590,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,c,d]	592,643
	TNS, Inc., Term Loan
474,313	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[d]	476,092
	Western Digital Corporation, Term Loan
820,443	3.877%, (LIBOR 1M + 2.000%), 4/29/2023[d]	824,397

	Total	5,276,396

Transportation (0.6%)
	Arctic LNG Carriers, Ltd., Term Loan
957,762	6.377%, (LIBOR 1M + 4.500%), 5/18/2023[d]	964,946
	OSG Bulk Ships, Inc., Term Loan
139,412	6.040%, (LIBOR 3M + 4.250%), 8/5/2019[d,e]	133,835

	Total	1,098,781

Utilities (0.8%)
	EnergySolutions, LLC, Term Loan
242,500	6.630%, (LIBOR 1M + 4.750%), 5/29/2020[d,e]	245,531
	HD Supply Waterworks, Term Loan
418,950	5.116%, (LIBOR 3M + 3.000%), 7/21/2024[d,e]	421,045
	Intergen NV, Term Loan
203,710	6.240%, (LIBOR 1W + 4.500%), 6/13/2020[d]	204,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
243

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (32.6%)[a]	Value
Utilities (0.8%) - continued
	Talen Energy Supply, LLC, Term Loan
$311,764	5.877%, (LIBOR 1M + 4.000%), 7/6/2023[d]	$305,749
	TerraForm Power Operating, LLC, Term Loan
259,350	4.627%, (LIBOR 1M + 2.750%), 11/3/2022[d]	260,566

	Total	1,437,451

	Total Bank Loans (cost $57,870,533)	57,698,490

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Asset-Backed Securities (4.5%)
	ALM XI Ltd.
300,000	4.981%, (LIBOR 3M + 3.250%), 10/17/2026, Ser. 2014-11A, Class CR*,[d]	300,080
	Apidos CLO XVIII
200,000	4.995%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,d	200,116
	Asset Backed Securities Corporation Home Equity Loan Trust
144,116	2.012%, (LIBOR 1M + 0.140%), 7/25/2036, Ser. 2006-HE5, Class A4[d]	141,095
	Bear Stearns ARM Trust
216,682	3.239%, 1/25/2034, Ser. 2003-8, Class 5Ad	212,161
	BlueMountain CLO, Ltd.
425,000	2.595%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,d	425,246
	CLUB Credit Trust
250,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	249,778
	College Ave Student Loans, LLC
262,277	3.522%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1*,d	268,537
	Credit Based Asset Servicing and Securitization, LLC
97,075	3.457%, 12/25/2036, Ser. 2006-CB2, Class AF2[i]	81,336
	DRB Prime Student Loan Trust
178,847	2.890%, 6/25/2040, Ser. 2016-B, Class A2[j]	176,071
	Earnest Student Loan Program, LLC
157,915	2.680%, 7/25/2035, Ser. 2016-C, Class A2[j]	155,167
	First Horizon ABS Trust
38,856	2.032%, (LIBOR 1M + 0.160%), 10/25/2034, Ser. 2006-HE1, Class Ad,k	38,164
	Foundation Finance Trust
338,075	3.300%, 7/15/2033, Ser. 2017-A, Class A3*	333,586
	FRS, LLC
32,381	1.800%, 4/15/2043, Ser. 2013-1A, Class A1*	32,120

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Asset-Backed Securities (4.5%) - continued
	GMAC Mortgage Corporation Loan Trust
$120,436	2.372%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[d,k]	$127,316
29,724	3.861%, 9/19/2035, Ser. 2005-AR5, Class 5A1d	27,875
	GSAA Home Equity Trust
227,466	2.142%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[d]	216,343
	Impac CMB Trust
156,769	2.392%, (LIBOR 1M + 0.520%), 4/25/2035, Ser. 2005-2, Class 1A1[d]	153,068
27,826	2.512%, (LIBOR 1M + 0.640%), 8/25/2035, Ser. 2005-5, Class A1[d]	25,964
	J.P. Morgan Mortgage Acquisition Trust
120,732	4.402%, 3/25/2047, Ser. 2007-HE1, Class AF4[i]	87,825
	Lehman XS Trust
133,112	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bi	122,536
	Lendmark Funding Trust
300,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Aj	298,452
	Madison Park Funding XIV, Ltd.
425,000	4.995%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,d	425,116
	Mariner Finance Issuance Trust
300,000	3.620%, 2/20/2029, Ser. 2017-AA, Class A*	301,077
	Merrill Lynch Mortgage Investors Trust
243,804	3.188%, 6/25/2035, Ser. 2005-A5, Class M1[d]	229,848
	MLCC Mortgage Investors, Inc.
71,604	2.532%, (LIBOR 1M + 0.660%), 9/25/2029, Ser. 2004-D, Class A1[d]	71,480
	NRZ Advance Receivables Trust Advance Receivables Backed
150,000	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	148,143
	Oak Hill Advisors Residential Loan Trust
326,684	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1*,i	324,769
	Octagon Investment Partners XX, Ltd.
275,000	5.361%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,d	275,286
	Pretium Mortgage Credit Partners, LLC
223,547	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[i,j]	222,249
	Renaissance Home Equity Loan Trust
229,447	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[i]	144,382
184,750	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[i]	101,870

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
244

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Asset-Backed Securities (4.5%) - continued
	SoFi Consumer Loan Program, LLC
$123,503	3.050%, 12/26/2025, Ser. 2016-3, Class Aj	$123,403
	Spirit Master Funding, LLC
548,174	4.360%, 12/20/2047, Ser. 2017-1A, Class A*	551,499
	Upstart Securitization Trust
173,138	2.639%, 6/20/2024, Ser. 2017-1, Class A*	172,713
70,580	2.508%, 3/20/2025, Ser. 2107-INV1, Class Aj	70,352
	Vantage Data Centers Issuer, LLC
499,583	4.072%, 2/16/2043, Ser. 2018-1A, Class A2[j]	504,174
	Vericrest Opportunity Loan Transferee
44,938	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[i,j]	44,837
169,967	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[i,j]	169,611
	Voya CLO 4, Ltd.
350,000	4.722%, (LIBOR 3M + 3.000%), 10/14/2026, Ser. 2014-4A, Class CR*,d	350,120
	Wachovia Asset Securitization, Inc.
242,623	2.012%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,d,k	223,694

	Total	8,127,459

Basic Materials (1.3%)
	Alcoa Nederland Holding BV
175,000	6.750%, 9/30/2024[j]	187,250
	Anglo American Capital plc
74,000	4.125%, 9/27/2022[j]	74,883
200,000	4.750%, 4/10/2027[j]	202,198
	ArcelorMittal SA
120,000	5.750%, 3/1/2021	126,450
	BWAY Holding Company
175,000	5.500%, 4/15/2024[j]	176,094
	CF Industries, Inc.
200,000	3.450%, 6/1/2023	192,000
	Dow Chemical Company
24,000	8.550%, 5/15/2019	25,472
	E.I. du Pont de Nemours and Company
74,000	2.200%, 5/1/2020	72,968
	First Quantum Minerals, Ltd.
130,000	7.000%, 2/15/2021[j]	130,325
	FMG Resources Property, Ltd.
185,000	5.125%, 5/15/2024[j]	182,454
	Kinross Gold Corporation
38,000	5.125%, 9/1/2021	39,429
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	26,394
	Packaging Corporation of America
64,000	2.450%, 12/15/2020	62,979
	Platform Specialty Products Corporation
135,000	5.875%, 12/1/2025[j]	131,963
	Sherwin-Williams Company
74,000	2.250%, 5/15/2020	72,763
	Steel Dynamics, Inc.
155,000	5.000%, 12/15/2026	155,000

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Basic Materials (1.3%) - continued
	Trinseo Materials Operating SCA
$195,000	5.375%, 9/1/2025[j]	$191,588
	United States Steel Corporation
215,000	6.250%, 3/15/2026	214,194
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[j]	59,383

	Total	2,323,787

Capital Goods (1.5%)
	AECOM
260,000	5.875%, 10/15/2024	272,025
	Ashtead Capital, Inc.
155,000	4.125%, 8/15/2025[j]	148,800
	Bombardier, Inc.
160,000	7.500%, 3/15/2025[j]	164,200
	Building Materials Corporation of America
175,000	6.000%, 10/15/2025[j]	179,375
	Caterpillar Financial Services Corporation
62,000	1.850%, 9/4/2020	60,521
	CEMEX SAB de CV
130,000	5.700%, 1/11/2025[j]	133,315
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	56,093
	CNH Industrial Capital, LLC
195,000	4.375%, 11/6/2020	199,144
60,000	4.875%, 4/1/2021	61,725
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	119,100
	Crown Cork & Seal Company, Inc.
170,000	7.375%, 12/15/2026	189,550
	General Electric Company
53,000	5.000%, 1/21/2021[d,l]	52,470
	L3 Technologies, Inc.
75,000	4.950%, 2/15/2021	78,148
	Lockheed Martin Corporation
35,000	2.500%, 11/23/2020	34,675
	Owens-Brockway Glass Container, Inc.
155,000	5.000%, 1/15/2022[j]	156,504
	Reynolds Group Issuer, Inc.
240,000	5.125%, 7/15/2023[j]	242,328
	Rockwell Collins, Inc.
57,000	1.950%, 7/15/2019	56,376
	Roper Industries, Inc.
34,000	2.050%, 10/1/2018	33,918
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	59,009
	Textron Financial Corporation
200,000	3.574%, (LIBOR 3M + 1.735%), 2/15/2042[d,j]	182,500
	United Rentals North America, Inc.
170,000	5.500%, 7/15/2025	174,038

	Total	2,653,814

Collateralized Mortgage Obligations (7.0%)
	AJAX Mortgage Loan Trust
240,627	3.470%, 4/25/2057, Ser. 2017-A, Class A*,i	239,318
	Alternative Loan Trust
158,046	5.500%, 10/25/2035, Ser. 2005-47CB, Class A7	133,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
245

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Collateralized Mortgage Obligations (7.0%) - continued
	Alternative Loan Trust 2007-6
$233,180	5.750%, 4/25/2047, Ser. 2007-6, Class A4	$200,467
	American Home Mortgage Assets Trust
103,235	2.243%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-2, Class 1A1[d]	92,363
178,449	2.062%, (LIBOR 1M + 0.190%), 12/25/2046, Ser. 2006-6, Class A1Ad	149,669
	Angel Oak Mortgage Trust
20,310	4.500%, 11/25/2045, Ser. 2015-1, Class A*,[i]	20,205
	Bear Stearns Adjustable Rate Mortgage Trust
110,581	3.520%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[d]	112,806
	Bear Stearns ALT-A Trust
91,191	3.843%, 10/25/2033, Ser. 2003-3, Class 5Ad	91,583
48,538	3.835%, 6/25/2034, Ser. 2004-5, Class 3A1[d]	49,589
	Bear Stearns ARM Trust
119,164	3.736%, 2/25/2035, Ser. 2004-12, Class 3A1[d]	117,381
	ChaseFlex Trust
286,667	6.500%, 2/25/2035, Ser. 2005-1, Class 1A5	297,917
	CHL Mortgage Pass-Through Trust
328,908	3.303%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[d]	299,173
148,051	6.000%, 4/25/2037, Ser. 2007-3, Class A18	125,073
	CitiMortgage Alternative Loan Trust
190,003	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	179,154
	COLT Mortgage Loan Trust
84,089	2.750%, 9/25/2046, Ser. 2016-2, Class A1*,d	83,829
	Countrywide Alternative Loan Trust
240,000	5.500%, 5/25/2035, Ser. 2005-J3, Class 1A5	219,022
104,706	5.750%, 8/25/2035, Ser. 2005-28CB, Class 2A5	93,520
114,419	5.500%, 10/25/2035, Ser. 2005-46CB, Class A8	110,112
184,241	2.283%, (12 MTA + 1.000%), 12/25/2035, Ser. 2005-69, Class A1[d]	176,459
40,972	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	38,710
376,361	5.750%, 5/25/2036, Ser. 2006-6CB, Class 2A16	277,560
57,824	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	56,546
132,984	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	111,240
	Countrywide Asset-Backed Certificates
199,049	2.372%, (LIBOR 1M + 0.500%), 7/25/2034, Ser. 2004-2, Class 3A4[d]	186,337

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Collateralized Mortgage Obligations (7.0%) - continued
	Countrywide Home Loan Mortgage Pass Through Trust
$172,348	3.466%, 11/25/2035, Ser. 2005-22, Class 2A1[d]	$154,377
	CSMC Mortgage-Backed Trust
75,881	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	71,725
158,846	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	144,841
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
95,397	2.053%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[d]	87,937
	First Horizon Alternative Mortgage Securities Trust
141,771	3.352%, 7/25/2035, Ser. 2005-AA5, Class 2A1[d]	138,878
	GCAT, LLC
87,388	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,i	86,806
	GMAC Mortgage Corporation Loan Trust
97,992	3.765%, 5/25/2035, Ser. 2005-AR2, Class 4Ad	93,118
	HarborView Mortgage Loan Trust
163,149	3.628%, 7/19/2035, Ser. 2005-4, Class 3A1[d]	143,233
70,088	3.865%, 12/19/2035, Ser. 2005-14, Class 3A1Ad	69,355
	Impac Secured Assets Trust
410,296	2.112%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2014-GC18, Class A3[d]	338,123
	IndyMac INDA Mortgage Loan Trust
128,259	3.428%, 8/25/2036, Ser. 2006-AR1, Class A1[d]	126,824
	IndyMac INDX Mortgage Loan Trust
128,132	2.512%, (LIBOR 1M + 0.640%), 7/25/2045, Ser. 2005-16IP, Class A1[d]	123,397
154,902	2.082%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bd	142,724
	J.P. Morgan Alternative Loan Trust
103,376	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	92,158
	J.P. Morgan Mortgage Trust
87,331	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	94,545
53,015	3.421%, 6/25/2035, Ser. 2005-A3, Class 3A4[d]	53,227
33,886	3.679%, 6/25/2035, Ser. 2005-A3, Class 4A1[d]	34,288
60,683	3.625%, 7/25/2035, Ser. 2007-A1, Class 2A1[d]	60,784
82,605	3.563%, 8/25/2035, Ser. 2005-A5, Class 1A2[d]	82,247
152,725	3.430%, 6/25/2036, Ser. 2006-A4, Class 2A2[d]	144,789
145,002	3.605%, 10/25/2036, Ser. 2006-A6, Class 1A2[d]	133,768

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
246

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Collateralized Mortgage Obligations (7.0%) - continued
	Master Asset Securitization Trust
$488,208	2.372%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[d]	$246,815
	MASTR Alternative Loans Trust
44,758	5.000%, 9/25/2019, Ser. 2004-10, Class 3A1	45,683
	Merrill Lynch Alternative Note Asset Trust
128,795	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	106,256
	Merrill Lynch Mortgage Investors, Inc.
90,511	3.188%, 6/25/2035, Ser. 2005-A5, Class A9[d]	90,549
	Mill City Mortgage Loan Trust
283,433	2.750%, 11/25/2058, Ser. 2017-1, Class A1[d,j]	280,555
	Morgan Stanley Mortgage Loan Trust
81,970	3.527%, 11/25/2035, Ser. 2005-6AR, Class 5A1[d]	65,279
	MortgageIT Trust
137,346	2.132%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[d]	136,490
333,168	2.072%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[d]	295,761
	Popular ABS Mortgage Pass-Through Trust
246,087	4.136%, 11/25/2035, Ser. 2005-5, Class AF4[i]	245,839
	Preston Ridge Partners Mortgage Trust, LLC
137,441	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,i	137,442
219,387	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,i	218,557
	Pretium Mortgage Credit Partners, LLC
238,147	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,i	237,934
	Provident Funding Mortgage Loan Trust
166,799	3.766%, 4/25/2034, Ser. 2004-1, Class 1A1[d]	167,717
	Radnor RE, Ltd.
400,000	3.254%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1*,d,e	400,500
	RCO 2017-INV1 Trust
383,119	3.197%, 11/25/2052, Ser. 2014-3A, Class A1R*,d	385,726
	Residential Accredit Loans, Inc. Trust
127,314	5.500%, 2/25/2035, Ser. 2005-QS2, Class A1	124,523
211,579	2.622%, (LIBOR 1M + 0.750%), 6/25/2035, Ser. 2005-QS7, Class A3[d]	176,358
88,953	4.377%, 9/25/2035, Ser. 2005-QA10, Class A31[d]	79,079
300,772	2.422%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-3, Class A1Bd	238,883

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Collateralized Mortgage Obligations (7.0%) - continued
	Sequoia Mortgage Trust
$125,106	2.442%, (LIBOR 1M + 0.620%), 11/20/2034, Ser. 2004-10, Class A1Ad	$124,140
	Structured Adjustable Rate Mortgage Loan Trust
108,107	3.449%, 1/25/2035, Ser. 2004-19, Class 2A2[d]	103,462
	Structured Asset Mortgage Investments, Inc.
291,573	2.182%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[d]	263,478
	Sunset Mortgage Loan Company, LLC
37,771	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,i	37,865
29,712	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,i	29,721
	WaMu Mortgage Pass Through Certificates
47,812	5.000%, 11/25/2018, Ser. 2003-S12, Class 3A	48,042
124,878	3.244%, 8/25/2036, Ser. 2006-AR8, Class 3A2[d]	118,457
81,963	3.323%, 10/25/2036, Ser. 2006-AR12, Class 1A1[d]	79,689
149,295	2.795%, 1/25/2037, Ser. 2006-AR18, Class 1A1[d]	140,668
24,712	3.303%, 8/25/2046, Ser. 2006-AR8, Class 1A1[d]	23,209
190,915	2.243%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ad	172,185
327,979	2.163%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ad	293,941
107,402	2.013%, (12 MTA + 0.730%), 1/25/2047, Ser. 2006-AR19, Class 1A1Ad	107,018
114,144	2.023%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ad	104,998
	Washington Mutual Mortgage Pass Through Certificates Trust
152,871	2.033%, (12 MTA + 0.750%), 2/25/2047, Ser. 2007-OA3, Class 2Ad	128,568
	Wells Fargo Commercial Mortgage Trust
400,000	3.290%, 5/15/2048, Ser. 2015-C28, Class A3	395,592
	Wells Fargo Mortgage Backed Securities Trust
98,709	3.755%, 3/25/2036, Ser. 2006-AR2, Class 2A1[d]	100,007
41,604	3.603%, 4/25/2036, Ser. 2006-AR8, Class 2A4[d]	42,128
184,025	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	179,292
117,824	3.627%, 10/25/2036, Ser. 2006-AR14, Class 2A3[d]	111,505
89,556	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	89,366

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
247

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Collateralized Mortgage Obligations (7.0%) - continued
$156,136	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	$155,766

	Total	12,407,900

Communications Services (2.4%)
	Altice US Finance I Corporation
135,000	5.500%, 5/15/2026[j]	131,625
	AMC Networks, Inc.
195,000	5.000%, 4/1/2024	192,693
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	21,609
	American Tower Corporation
30,000	2.800%, 6/1/2020	29,775
	AT&T, Inc.
29,000	5.875%, 10/1/2019	30,237
38,000	5.200%, 3/15/2020	39,477
141,000	3.400%, 8/14/2024	141,646
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[j]	35,845
	CCOH Safari, LLC
185,000	5.750%, 2/15/2026[j]	184,077
	CenturyLink, Inc.
90,000	6.450%, 6/15/2021	91,800
	Charter Communications Operating, LLC
130,000	3.579%, 7/23/2020	130,349
17,000	4.464%, 7/23/2022	17,372
	Clear Channel Worldwide Holdings, Inc.
245,000	6.500%, 11/15/2022	249,288
	Comcast Corporation
76,000	1.625%, 1/15/2022	71,620
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	35,127
200,000	5.250%, 1/15/2023	212,461
42,000	3.150%, 7/15/2023	40,707
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[j]	19,150
	Digicel, Ltd.
184,810	6.000%, 4/15/2021*	173,490
	Discovery Communications, LLC
39,000	2.200%, 9/20/2019	38,598
75,000	2.950%, 3/20/2023	72,247
	Gray Television, Inc.
200,000	5.875%, 7/15/2026[j]	194,500
	Intelsat Jackson Holdings SA
260,000	8.000%, 2/15/2024[j]	273,325
	Level 3 Financing, Inc.
220,000	5.250%, 3/15/2026	207,350
	Meredith Corporation
215,000	6.875%, 2/1/2026[j]	220,644
	Moody’s Corporation
38,000	2.750%, 12/15/2021	37,302
	Neptune Finco Corporation
115,000	10.875%, 10/15/2025[j]	135,124
	Netflix, Inc.
225,000	4.875%, 4/15/2028[j]	216,360
	Nexstar Escrow Corporation
108,000	5.625%, 8/1/2024[j]	105,808
	Orange SA
60,000	1.625%, 11/3/2019	58,752
	SFR Group SA
120,000	6.000%, 5/15/2022[j]	117,300

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Communications Services (2.4%) - continued
	Sprint Corporation
$165,000	7.625%, 2/15/2025[m]	$162,319
	Telefonica Emisiones SAU
30,000	3.192%, 4/27/2018	30,012
	Time Warner, Inc.
38,000	4.875%, 3/15/2020	39,286
	Verizon Communications, Inc.
86,000	2.946%, 3/15/2022	84,530
	Viacom, Inc.
58,000	4.250%, 9/1/2023	58,843
	Virgin Media Secured Finance plc
170,000	5.250%, 1/15/2026[j]	163,625
	Windstream Services, LLC
160,000	8.625%, 10/31/2025[j]	148,000

	Total	4,212,273

Consumer Cyclical (2.7%)
	Allison Transmission, Inc.
245,000	5.000%, 10/1/2024[j]	242,856
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	56,146
	BMW US Capital, LLC
50,000	1.500%, 4/11/2019[j]	49,420
	Brookfield Residential Properties, Inc.
235,000	6.125%, 7/1/2022[j]	241,169
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	78,984
	D.R. Horton, Inc.
62,000	2.550%, 12/1/2020	61,047
	Delphi Jersey Holdings plc
205,000	5.000%, 10/1/2025[j]	196,544
	Ford Motor Credit Company, LLC
75,000	2.262%, 3/28/2019	74,489
50,000	2.597%, 11/4/2019	49,597
57,000	3.336%, 3/18/2021	56,643
	General Motors Financial Company, Inc.
57,000	2.650%, 4/13/2020	56,303
57,000	4.375%, 9/25/2021	58,586
38,000	3.150%, 6/30/2022	37,187
	GLP Capital, LP
120,000	4.875%, 11/1/2020	122,178
	Home Depot, Inc.
35,000	2.625%, 6/1/2022	34,467
	Hyundai Capital America
38,000	2.550%, 4/3/2020[j]	37,405
37,000	2.750%, 9/18/2020[j]	36,436
	Jaguar Land Rover Automotive plc
77,000	5.625%, 2/1/2023[j]	78,540
	KB Home
71,000	4.750%, 5/15/2019	71,682
	L Brands, Inc.
77,000	6.625%, 4/1/2021	81,812
	Landry’s, Inc.
180,000	6.750%, 10/15/2024[j]	181,350
	Lennar Corporation
57,000	2.950%, 11/29/2020[j]	55,581
150,000	4.750%, 11/15/2022	150,937
270,000	4.500%, 4/30/2024	264,600
	Live Nation Entertainment, Inc.
240,000	5.375%, 6/15/2022[j]	245,400
	McDonald’s Corporation
75,000	2.625%, 1/15/2022	73,812

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
248

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Consumer Cyclical (2.7%) - continued
	MGM Resorts International
$170,000	6.000%, 3/15/2023	$178,500
	Navistar International Corporation
210,000	6.625%, 11/1/2025[j]	210,000
	New Red Finance, Inc.
190,000	4.250%, 5/15/2024[j,m]	181,450
	Newell Rubbermaid, Inc.
35,000	3.150%, 4/1/2021	34,672
	Nissan Motor Acceptance Corporation
57,000	2.000%, 3/8/2019[j]	56,570
	Prime Security Services Borrower, LLC
182,000	9.250%, 5/15/2023[j]	197,242
	PulteGroup, Inc.
235,000	4.250%, 3/1/2021	237,608
	Ralph Lauren Corporation
35,000	2.625%, 8/18/2020	34,873
	Royal Caribbean Cruises, Ltd.
119,810	5.250%, 11/15/2022	129,171
	Six Flags Entertainment Corporation
170,000	4.875%, 7/31/2024[j]	165,538
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	52,322
	Visa, Inc.
35,000	2.200%, 12/14/2020	34,459
	Volkswagen Group of America Finance, LLC
52,000	2.450%, 11/20/2019[j]	51,447
	Wabash National Corporation
275,000	5.500%, 10/1/2025[j]	268,125
	Yum! Brands, Inc.
210,000	5.000%, 6/1/2024[j]	208,688

	Total	4,733,836

Consumer Non-Cyclical (2.6%)
	Abbott Laboratories
76,000	2.550%, 3/15/2022	73,923
57,000	3.400%, 11/30/2023	56,566
	AbbVie, Inc.
76,000	2.500%, 5/14/2020	75,007
38,000	2.900%, 11/6/2022	37,107
	Albertsons Companies, LLC
240,000	6.625%, 6/15/2024	215,100
	Amgen, Inc.
84,000	3.875%, 11/15/2021	85,822
74,000	2.650%, 5/11/2022	72,203
	Anheuser-Busch InBev Finance, Inc.
45,000	2.650%, 2/1/2021	44,640
60,000	3.033%, (LIBOR 3M + 1.260%), 2/1/2021[d]	61,666
38,000	3.300%, 2/1/2023	38,008
	Anheuser-Busch InBev Worldwide, Inc.
83,000	3.500%, 1/12/2024[c]	83,550
	BAT Capital Corporation
42,000	2.297%, 8/14/2020[j]	41,173
41,000	2.764%, 8/15/2022[j]	39,645
	Bayer U.S. Finance, LLC
50,000	2.375%, 10/8/2019[j]	49,563
	Becton, Dickinson and Company
63,000	2.944%, (LIBOR 3M + 0.875%), 12/29/2020[d]	63,067
75,000	3.125%, 11/8/2021	73,780

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Boston Scientific Corporation
$25,000	6.000%, 1/15/2020	$26,231
	Bunge, Ltd. Finance Corporation
35,000	3.500%, 11/24/2020	35,115
	Cardinal Health, Inc.
39,000	1.948%, 6/14/2019	38,574
39,000	2.616%, 6/15/2022	37,690
	CVS Health Corporation
85,000	3.350%, 3/9/2021	85,448
38,000	2.750%, 12/1/2022	36,565
128,000	3.700%, 3/9/2023	128,393
	Envision Healthcare Corporation
155,000	5.125%, 7/1/2022[j]	154,225
	Express Scripts Holding Company
38,000	4.750%, 11/15/2021	39,534
	Forest Laboratories, LLC
19,000	4.875%, 2/15/2021j	19,634
	Gilead Sciences, Inc.
25,000	1.950%, 3/1/2022	23,918
	HCA, Inc.
64,810	4.750%, 5/1/2023	65,539
185,000	4.500%, 2/15/2027	178,525
	J.M. Smucker Company
41,000	2.200%, 12/6/2019	40,502
	JBS USA, LLC
170,000	5.750%, 6/15/2025[j]	158,525
	Kraft Heinz Foods Company
130,000	5.375%, 2/10/2020	135,306
	Kroger Company
38,000	2.800%, 8/1/2022	36,950
	Mead Johnson Nutrition Company
35,000	3.000%, 11/15/2020	34,859
	Medtronic Global Holdings SCA
75,000	1.700%, 3/28/2019	74,311
	Molson Coors Brewing Company
60,000	1.450%, 7/15/2019	58,888
	Mondelez International Holdings Netherlands BV
58,000	2.000%, 10/28/2021[j]	55,336
	Mylan NV
76,000	3.150%, 6/15/2021	74,987
	PepsiCo, Inc.
68,000	2.234%, (LIBOR 3M + 0.530%), 10/6/2021[d]	68,838
	Pernod Ricard SA
50,000	5.750%, 4/7/2021[j]	53,623
	Pilgrim’s Pride Corporation
300,000	5.750%, 3/15/2025[j]	291,375
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	207,000
	Post Holdings, Inc.
165,000	5.500%, 3/1/2025[j]	162,525
	Reynolds American, Inc.
19,000	3.250%, 6/12/2020	18,999
	Shire Acquisitions Investments Ireland Designated Activity Company
55,000	1.900%, 9/23/2019	54,088
74,000	2.400%, 9/23/2021	71,434
	Simmons Foods, Inc.
205,000	5.750%, 11/1/2024[j]	186,038
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[j]	56,187
	Teleflex, Inc.
200,000	4.875%, 6/1/2026	198,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
249

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Tenet Healthcare Corporation
$120,000	8.125%, 4/1/2022	$125,100
	Teva Pharmaceutical Finance Company BV
37,000	2.950%, 12/18/2022	32,760
	Teva Pharmaceutical Finance IV, LLC
19,000	2.250%, 3/18/2020	18,003
	Teva Pharmaceutical Finance Netherlands III BV
45,000	2.200%, 7/21/2021	40,515
	TreeHouse Foods, Inc.
110,000	4.875%, 3/15/2022	109,587
	Valeant Pharmaceuticals International, Inc.
64,810	7.250%, 7/15/2022[j]	64,810
	Zimmer Biomet Holdings, Inc.
62,000	2.928%, (LIBOR 3M + 0.750%), 3/19/2021[d]	62,095
	Zoetis, Inc.
57,000	3.450%, 11/13/2020	57,391

	Total	4,528,243

Energy (2.7%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[j]	178,500
	Anadarko Petroleum Corporation
40,000	8.700%, 3/15/2019	42,083
	Antero Resources Corporation
140,000	5.125%, 12/1/2022	141,050
	BP Capital Markets plc
38,000	2.315%, 2/13/2020	37,582
162,000	2.520%, 9/19/2022	157,239
	Buckeye Partners, LP
22,000	2.650%, 11/15/2018	21,945
	Canadian Natural Resources, Ltd.
40,000	2.950%, 1/15/2023	38,827
	Canadian Oil Sands, Ltd.
40,000	9.400%, 9/1/2021[j]	46,392
	Cenovus Energy, Inc.
37,000	3.800%, 9/15/2023	36,558
	Cheniere Corpus Christi Holdings, LLC
250,000	7.000%, 6/30/2024	276,562
	Cheniere Energy Partners, LP
205,000	5.250%, 10/1/2025[j]	202,181
	Concho Resources, Inc.
70,000	4.375%, 1/15/2025	70,888
	Continental Resources, Inc.
37,000	5.000%, 9/15/2022	37,509
	Crestwood Midstream Partners, LP
110,000	6.250%, 4/1/2023	110,825
	Enbridge, Inc.
39,000	2.900%, 7/15/2022	37,824
	Encana Corporation
69,000	3.900%, 11/15/2021	69,879
	Energy Transfer Equity, LP
170,000	5.500%, 6/1/2027	170,425
	Energy Transfer Partners, LP
60,000	4.150%, 10/1/2020	60,825
	Enterprise Products Operating, LLC
160,000	5.250%, 8/16/2077[d]	155,600
	EOG Resources, Inc.
45,000	2.625%, 3/15/2023	43,382

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Energy (2.7%) - continued
	EQT Corporation
$26,000	8.125%, 6/1/2019	$27,532
39,000	3.000%, 10/1/2022	37,883
	Exxon Mobil Corporation
55,000	1.708%, 3/1/2019	54,601
	Kinder Morgan Energy Partners, LP
40,000	9.000%, 2/1/2019	41,922
76,000	3.450%, 2/15/2023	74,682
	Marathon Oil Corporation
38,000	2.700%, 6/1/2020	37,433
	Marathon Petroleum Corporation
35,000	3.400%, 12/15/2020	35,277
	MEG Energy Corporation
47,000	6.375%, 1/30/2023[j]	39,245
	MPLX, LP
58,000	4.500%, 7/15/2023	60,016
330,000	4.875%, 12/1/2024	345,881
	Nabors Industries, Inc.
180,000	5.750%, 2/1/2025[j]	169,875
	ONEOK Partners, LP
40,000	3.800%, 3/15/2020	40,301
	ONEOK, Inc.
40,000	7.500%, 9/1/2023	46,601
	Parsley Energy, LLC
90,000	5.625%, 10/15/2027[j]	90,000
	PBF Holding Company, LLC
155,000	7.250%, 6/15/2025	161,006
	Petrobras Global Finance BV
15,000	8.375%, 5/23/2021	17,077
	Petroleos Mexicanos
37,000	6.375%, 2/4/2021	39,424
	Plains All American Pipeline, LP
92,000	5.000%, 2/1/2021	95,022
	Regency Energy Partners, LP
120,000	5.000%, 10/1/2022	124,714
	Rowan Companies, Inc.
25,000	7.375%, 6/15/2025	23,438
	Sabine Pass Liquefaction, LLC
37,000	6.250%, 3/15/2022	40,138
37,000	5.625%, 4/15/2023	39,503
155,000	5.625%, 3/1/2025	166,464
	Sanchez Energy Corporation
30,000	6.125%, 1/15/2023	21,881
	Schlumberger Holdings Corporation
35,000	3.000%, 12/21/2020[j]	34,908
	Southwestern Energy Company
205,000	7.500%, 4/1/2026[m]	207,050
	SRC Energy, Inc.
210,000	6.250%, 12/1/2025[j]	210,525
	Sunoco Logistics Partners Operations, LP
35,000	4.400%, 4/1/2021	35,743
	Sunoco, LP
80,000	5.500%, 2/15/2026[j]	77,200
115,000	5.875%, 3/15/2028[j]	111,119
	Tallgrass Energy Partners, LP
305,000	5.500%, 1/15/2028[j]	307,669
	Western Gas Partners, LP
39,000	4.000%, 7/1/2022	38,899
	Williams Partners, LP
54,000	4.000%, 11/15/2021	54,618

	Total	4,843,723

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
250

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Financials (5.5%)
	ACE INA Holdings, Inc.
$35,000	2.875%, 11/3/2022	$34,662
	AIG Global Funding
78,000	2.150%, 7/2/2020[j]	76,502
	Air Lease Corporation
17,000	2.625%, 9/4/2018	16,981
78,000	2.500%, 3/1/2021	76,473
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	100,770
100,000	4.125%, 3/30/2020	100,375
	American Express Credit Corporation
37,000	2.117%, (LIBOR 3M + 0.330%), 5/3/2019[d]	37,043
37,000	2.200%, 3/3/2020	36,478
35,000	3.157%, (LIBOR 3M + 1.050%), 9/14/2020[d]	35,577
	Ares Capital Corporation
82,000	3.875%, 1/15/2020	82,845
	Athene Global Funding
63,000	4.000%, 1/25/2022[j]	63,762
	Bank of America Corporation
37,000	2.369%, 7/21/2021[d]	36,303
84,000	2.328%, 10/1/2021[d]	82,130
82,000	2.738%, 1/23/2022[d]	80,833
65,000	3.004%, 12/20/2023[d,j]	63,734
83,000	3.550%, 3/5/2024[d]	83,225
	Bank of Montreal
65,000	1.500%, 7/18/2019	63,891
59,000	2.100%, 6/15/2020	57,876
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	74,538
	Bank of Nova Scotia
57,000	2.700%, 3/7/2022	55,890
	Barclays plc
76,000	3.200%, 8/10/2021	75,093
	BB&T Corporation
81,000	2.150%, 2/1/2021	79,284
	BNP Paribas SA
200,000	7.625%, 3/30/2021[d,j,l]	214,750
	Capital One Financial Corporation
37,000	2.500%, 5/12/2020	36,417
115,000	3.050%, 3/9/2022	112,745
	CBOE Holdings, Inc.
59,000	1.950%, 6/28/2019	58,305
	Central Fidelity Capital Trust I
175,000	2.720%, (LIBOR 3M + 1.000%), 4/15/2027[d]	166,250
	Citigroup, Inc.
75,000	2.050%, 6/7/2019	74,305
76,000	2.450%, 1/10/2020	75,286
76,000	2.650%, 10/26/2020	75,081
69,000	2.350%, 8/2/2021	66,984
37,000	2.750%, 4/25/2022	36,032
40,000	2.450%, (LIBOR 3M + 0.690%), 10/27/2022[d]	39,807
81,000	3.142%, 1/24/2023[d]	80,000
	CNA Financial Corporation
55,000	5.750%, 8/15/2021	59,091
	Commonwealth Bank of Australia
75,000	2.250%, 3/10/2020[j]	73,933
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
74,000	3.950%, 11/9/2022	74,753
	Credit Agricole SA
37,000	3.375%, 1/10/2022[j]	36,690

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Financials (5.5%) - continued
$70,000	8.125%, 12/23/2025[d,j,l]	$79,743
	Credit Suisse Group AG
150,000	7.500%, 12/11/2023[d,j,l]	162,403
	Credit Suisse Group Funding Guernsey, Ltd.
114,000	3.800%, 9/15/2022	114,761
	Credit Suisse Group Funding, Ltd.
76,000	3.125%, 12/10/2020	75,565
	Deutsche Bank AG
42,000	2.700%, 7/13/2020	41,105
112,000	4.250%, 10/14/2021	113,735
	Digital Realty Trust, LP
60,000	2.750%, 2/1/2023	57,587
	Discover Bank
10,000	8.700%, 11/18/2019	10,827
82,000	3.100%, 6/4/2020	81,689
	Fifth Third Bancorp
57,000	2.600%, 6/15/2022	55,251
	Goldman Sachs Group, Inc.
90,000	7.500%, 2/15/2019	93,616
74,000	5.375%, 5/10/2020[d,l]	75,967
57,000	2.600%, 12/27/2020	56,157
76,000	5.250%, 7/27/2021	80,479
55,000	3.009%, (LIBOR 3M + 1.170%), 11/15/2021[d]	55,672
76,000	3.000%, 4/26/2022	74,605
63,000	2.876%, 10/31/2022[d]	61,657
39,000	3.075%, (LIBOR 3M + 1.050%), 6/5/2023[d]	39,206
	Guardian Life Global Funding
40,000	2.000%, 4/26/2021[j]	38,725
	HCP, Inc.
25,000	3.750%, 2/1/2019	25,127
	Hospitality Properties Trust
40,000	4.250%, 2/15/2021	40,699
	HSBC Holdings plc
114,000	3.400%, 3/8/2021	114,509
76,000	6.875%, 6/1/2021[d,l]	80,275
100,000	6.375%, 9/17/2024[d,l]	101,250
	Huntington Bancshares, Inc.
55,000	3.150%, 3/14/2021	54,716
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	76,313
105,000	6.375%, 12/15/2025	105,525
	ILFC E-Capital Trust II
350,000	4.890%, (H15T30Y + 1.800%), 12/21/2065d,[j]	342,125
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	78,429
76,000	5.875%, 8/15/2022	81,539
	Intesa Sanpaolo SPA
78,000	3.125%, 7/14/2022[j]	75,359
	Iron Mountain, Inc.
125,000	4.875%, 9/15/2027[j]	115,938
	J.P. Morgan Chase & Company
57,000	2.686%, (LIBOR 3M + 0.680%), 6/1/2021[d]	57,313
165,000	2.972%, 1/15/2023	161,788
57,000	2.776%, 4/25/2023[d]	55,655
71,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[d]	72,044
	KeyCorp
30,000	2.300%, 12/13/2018	29,920

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
251

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Financials (5.5%) - continued
	Liberty Mutual Group, Inc.
$10,000	5.000%, 6/1/2021[j]	$10,512
	Lincoln National Corporation
65,000	6.250%, 2/15/2020	68,711
	Lloyds Banking Group plc
80,000	6.657%, 5/21/2037[d,j,l]	89,250
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[d,j,l]	195,250
	Mitsubishi UFJ Financial Group, Inc.
38,000	2.998%, 2/22/2022	37,488
82,000	3.455%, 3/2/2023	81,888
	Morgan Stanley
76,000	2.800%, 6/16/2020	75,479
40,000	2.500%, 4/21/2021	39,186
75,000	5.500%, 7/28/2021	80,089
74,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[d]	74,894
37,000	2.750%, 5/19/2022	36,072
26,000	4.875%, 11/1/2022	27,236
82,000	3.125%, 1/23/2023	80,801
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	112,201
	National City Corporation
20,000	6.875%, 5/15/2019	20,875
	New York Life Global Funding
35,000	1.550%, 11/2/2018[j]	34,807
	Nomura Holdings, Inc.
21,000	2.750%, 3/19/2019	20,981
	Park Aerospace Holdings, Ltd.
105,000	5.500%, 2/15/2024[j]	101,850
	PNC Bank NA
75,000	2.450%, 11/5/2020	73,831
	Quicken Loans, Inc.
255,000	5.750%, 5/1/2025[j]	254,362
	Realty Income Corporation
57,000	5.750%, 1/15/2021	60,558
	Regions Bank
17,000	7.500%, 5/15/2018	17,095
	Regions Financial Corporation
35,000	3.200%, 2/8/2021	34,930
	Reinsurance Group of America, Inc.
57,000	4.700%, 9/15/2023	59,173
	Royal Bank of Canada
74,000	2.125%, 3/2/2020	72,926
	Royal Bank of Scotland Group plc
190,000	7.500%, 8/10/2020[d,l]	197,600
57,000	8.625%, 8/15/2021[d,l]	61,916
162,000	7.648%, 9/30/2031[d,l]	202,500
	Santander UK Group Holdings plc
85,000	2.875%, 8/5/2021	83,233
	Simon Property Group, LP
35,000	2.500%, 9/1/2020	34,611
60,000	2.500%, 7/15/2021	58,716
	Societe Generale SA
100,000	8.000%, 9/29/2025[d,j,l]	111,875
	Standard Chartered plc
11,000	2.100%, 8/19/2019[j]	10,840
	State Street Capital Trust IV
411,000	3.125%, (LIBOR 3M + 1.000%), 6/15/2047[d]	371,996
	State Street Corporation
35,000	2.785%, (LIBOR 3M + 0.900%), 8/18/2020[d]	35,431

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Financials (5.5%) - continued
	Sumitomo Mitsui Financial Group, Inc.
$74,000	2.934%, 3/9/2021	$73,402
37,000	2.784%, 7/12/2022	36,076
	SunTrust Banks, Inc.
35,000	2.900%, 3/3/2021	34,760
	Synchrony Financial
45,000	3.000%, 8/15/2019	44,861
15,000	3.017%, (LIBOR 3M + 1.230%), 2/3/2020[d]	15,195
	Toronto-Dominion Bank
40,000	2.585%, (LIBOR 3M + 0.840%), 1/22/2019[d]	40,222
35,000	3.037%, (LIBOR 3M + 0.930%), 12/14/2020[d]	35,575
	UBS Group Funding Jersey, Ltd.
74,000	3.000%, 4/15/2021[j]	73,205
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	35,241
	USB Realty Corporation
165,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[d,j,l]	148,706
	Vantiv, LLC
215,000	4.375%, 11/15/2025[j]	207,744
	Wachovia Capital Trust II
50,000	2.222%, (LIBOR 3M + 0.500%), 1/15/2027[d]	47,000
	Wells Fargo & Company
35,000	2.100%, 7/26/2021	33,793
38,000	2.625%, 7/22/2022	36,748
74,000	2.851%, (LIBOR 3M + 1.110%), 1/24/2023[d]	75,013
80,000	3.002%, (LIBOR 3M + 1.230%), 10/31/2023[d]	81,163
	Welltower, Inc.
57,000	4.950%, 1/15/2021	59,353
	Westpac Banking Corporation
75,000	2.735%, (LIBOR 3M + 0.850%), 8/19/2021[d]	76,145

	Total	9,815,333

Mortgage-Backed Securities (12.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,225,000	3.000%, 4/1/2033[c]	1,222,246
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
20,727	5.500%, 9/1/2024	22,472
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,175,000	4.000%, 4/1/2048[c]	2,231,645
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
152,651	6.000%, 8/1/2024	169,612
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,350,000	3.000%, 4/1/2048[c]	4,238,927
6,150,000	3.500%, 4/1/2048[c]	6,158,725
4,475,000	4.000%, 4/1/2048[c]	4,590,154

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
252

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Mortgage-Backed Securities (12.8%) - continued
$3,775,000	4.500%, 4/1/2048[c]	$3,951,376

	Total	22,585,157

Technology (1.7%)
	Alliance Data Systems Corporation
75,000	5.375%, 8/1/2022[j]	75,000
	Apple, Inc.
74,000	2.850%, 5/6/2021	73,923
74,000	2.161%, (LIBOR 3M + 0.350%), 5/11/2022[d]	74,459
80,000	2.400%, 1/13/2023	77,660
	Baidu, Inc.
40,000	3.000%, 6/30/2020	39,731
	Broadcom Corporation
82,000	2.650%, 1/15/2023	78,046
83,000	3.625%, 1/15/2024	81,617
	CDK Global, Inc.
100,000	4.875%, 6/1/2027[j]	96,250
	CommScope Technologies Finance, LLC
195,000	6.000%, 6/15/2025[j]	202,897
	Diamond 1 Finance Corporation
35,000	3.480%, 6/1/2019[j]	35,156
76,000	5.450%, 6/15/2023[j]	80,535
	Equinix, Inc.
155,000	5.750%, 1/1/2025	161,200
	Fidelity National Information Services, Inc.
20,000	3.625%, 10/15/2020	20,248
75,000	2.250%, 8/15/2021	72,465
	Harland Clarke Holdings Corporation
200,000	8.375%, 8/15/2022[j]	203,500
	Hewlett Packard Enterprise Company
96,000	3.600%, 10/15/2020	96,875
	Inception Merger Sub, Inc.
175,000	8.625%, 11/15/2024[j,m]	172,813
	Intel Corporation
60,000	1.700%, 5/19/2021	57,957
35,000	3.100%, 7/29/2022	35,141
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	66,988
	Microsoft Corporation
76,000	2.400%, 2/6/2022	74,697
	NetApp, Inc.
62,000	2.000%, 9/27/2019	61,034
	NXP BV
170,000	3.875%, 9/1/2022[j]	168,725
	Oracle Corporation
30,000	2.500%, 5/15/2022	29,402
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[j]	198,260
	Seagate HDD Cayman
105,000	4.750%, 1/1/2025	102,220
	Sensata Technologies BV
130,000	4.875%, 10/15/2023[j]	130,201
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	29,405
	VMware, Inc.
47,000	2.300%, 8/21/2020	45,706
	Western Digital Corporation
325,000	4.750%, 2/15/2026	324,285

	Total	2,966,396

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Transportation (0.4%)
	Air Canada Pass Through Trust
$12,245	3.875%, 3/15/2023[j]	$12,184
	American Airlines Pass Through Trust
13,958	4.950%, 1/15/2023	14,516
	Avis Budget Car Rental, LLC
95,000	5.125%, 6/1/2022[j]	95,005
	Delta Air Lines, Inc.
57,000	2.875%, 3/13/2020	56,622
14,377	4.950%, 11/23/2020	14,560
	J.B. Hunt Transport Services, Inc.
35,000	3.300%, 8/15/2022	34,831
	United Airlines Pass Through Trust
35,000	3.700%, 12/1/2022	34,688
	United Continental Holdings, Inc.
205,000	4.250%, 10/1/2022	200,900
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[j]	206,250

	Total	669,556

Utilities (1.1%)
	Alabama Power Company
38,000	2.450%, 3/30/2022	37,067
	Ameren Corporation
35,000	2.700%, 11/15/2020	34,623
	Arizona Public Service Company
20,000	2.200%, 1/15/2020	19,778
	Berkshire Hathaway Energy Company
48,000	2.400%, 2/1/2020	47,597
	Calpine Corporation
100,000	6.000%, 1/15/2022[j]	102,540
105,000	5.375%, 1/15/2023	100,517
	CenterPoint Energy, Inc.
40,000	2.500%, 9/1/2022	38,752
	Consolidated Edison, Inc.
38,000	2.000%, 3/15/2020	37,352
	Dominion Energy, Inc.
74,000	2.579%, 7/1/2020	73,056
	DTE Energy Company
46,000	2.400%, 12/1/2019	45,459
	Duke Energy Corporation
80,000	2.400%, 8/15/2022	76,797
	Dynegy, Inc.
140,000	7.375%, 11/1/2022	147,525
	Edison International
37,000	2.125%, 4/15/2020	36,316
	Emera U.S. Finance, LP
40,000	2.150%, 6/15/2019	39,522
	Eversource Energy
43,000	2.500%, 3/15/2021	42,337
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	20,610
55,000	2.950%, 1/15/2020	54,841
	FirstEnergy Corporation
59,000	2.850%, 7/15/2022	57,209
	Fortis, Inc.
55,000	2.100%, 10/4/2021	52,566
	NextEra Energy Capital Holdings, Inc.
35,000	2.300%, 4/1/2019	34,813
	NextEra Energy Partners, LP
200,000	4.250%, 9/15/2024[j]	194,000
	NiSource Finance Corporation
50,000	5.450%, 9/15/2020	52,508
	NRG Energy, Inc.
100,000	7.250%, 5/15/2026	106,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
253

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.2%)	Value
Utilities (1.1%) - continued
	PG&E Corporation
$19,000	2.400%, 3/1/2019	$18,876
	Pinnacle West Capital Corporation
40,000	2.250%, 11/30/2020	39,042
	PPL Capital Funding, Inc.
85,000	3.500%, 12/1/2022	85,236
	PSEG Power, LLC
75,000	3.000%, 6/15/2021	74,718
	Sempra Energy
36,000	6.150%, 6/15/2018	36,304
15,000	2.400%, 3/15/2020	14,802
	Southern California Edison Company
10,000	2.400%, 2/1/2022	9,743
	Southern Company
80,000	1.850%, 7/1/2019	78,919
37,000	2.350%, 7/1/2021	35,848
	TransCanada Trust
150,000	5.875%, 8/15/2076[d]	156,375

	Total	2,001,648

	Total Long-Term Fixed Income
	(cost $81,374,324)	81,869,125

Shares	Registered Investment Companies (17.7%)	Value
Affiliated Fixed Income Holdings (14.6%)
2,709,776	Thrivent Core Emerging Markets Debt Fund	25,878,357

	Total	25,878,357

Equity Funds/Exchange Traded Funds (<0.1%)
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	81,915
7,622	BlackRock Resources & Commodities Strategy Trust	67,683
3,200	Guggenheim Multi-Asset Income ETF	68,736

	Total	218,334

Fixed Income Funds/Exchange Traded Funds (3.0%)
32,160	Aberdeen Asia-Pacific Income Fund, Inc.	152,438
43,472	MFS Intermediate Income Trust	170,845
3,800	Powershares ETF	95,646
72,500	PowerShares Senior Loan Portfolio	1,676,925
16,264	SPDR Bloomberg Barclays High Yield Bond ETF[m]	583,064
24,789	Templeton Global Income Fund	158,402
26,625	Vanguard Short-Term Corporate Bond ETF	2,088,199
12,119	Western Asset Emerging Markets Debt Fund, Inc.	176,089
34,475	Western Asset High Income Opportunity Fund, Inc.	165,825

	Total	5,267,433

	Total Registered Investment Companies (cost $32,055,438)	31,364,124

Shares	Preferred Stock (1.3%)	Value
Consumer Staples (<0.1%)
2,280	CHS, Inc., 7.100%[d,l]	64,068

	Total	64,068

Shares	Preferred Stock (1.3%)	Value
Energy (0.2%)
5,423	Crestwood Equity Partners, LP, 9.250%e,[l,n]	$51,519
10,300	NuStar Logistics, LP, 8.454%[d]	260,075

	Total	311,594

Financials (1.1%)
1,870	Agribank FCB, 6.875%[d,l]	201,960
10,320	Citigroup, Inc., 6.875%[d,l]	289,270
1,445	CoBank ACB, 6.250%[d,l]	152,447
5,180	Countrywide Capital V, 7.000%	134,680
220	First Tennessee Bank NA, 3.750%[d,j,l]	169,400
7,800	GMAC Capital Trust I, 7.624%[d]	202,644
3,900	Goldman Sachs Group, Inc., 5.500%[d,l]	103,857
3,900	Morgan Stanley, 7.125%[d,l]	112,554
4,839	U.S. Bancorp, 6.500%[d,l]	135,153
298	Wells Fargo & Company, Convertible, 7.500%[l]	384,420

	Total	1,886,385

	Total Preferred Stock (cost $2,187,128)	2,262,047

Shares	Common Stock (0.4%)	Value

Energy (0.1%)
3,502	Contura Energy, Inc.	234,634

	Total	234,634

Financials (0.2%)
25,909	Apollo Investment Corporation	135,245
11,896	Ares Capital Corporation	188,789

	Total	324,034

Materials (0.1%)
7,833	Verso Corporation[n]	131,908

	Total	131,908

Utilities (<0.1%)
895	Alpha Natural Resources Holdings, Inc.[n]	21,704
3,366	ANR, Inc.[n]	80,784

	Total	102,488

	Total Common Stock (cost $626,169)	793,064

Shares	Collateral Held for Securities Loaned (0.7%)	Value
1,277,085	Thrivent Cash Management Trust	1,277,085

	Total Collateral Held for Securities Loaned (cost $1,277,085)	1,277,085

Shares or Principal Amount	Short-Term Investments (17.0%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.450%, 4/27/2018[o,p]	99,885
100,000	1.669%, 6/6/2018[o,p]	99,689

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
254

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (17.0%)	Value
	Thrivent Core Short-Term Reserve Fund
2,985,943	1.940%	$29,859,434

	Total Short-Term Investments (cost $30,059,006)	30,059,008

	Total Investments (cost $205,449,683) 115.9%	$205,322,943

	Other Assets and Liabilities, Net (15.9%)	(28,187,447)

	Total Net Assets 100.0%	$177,135,496

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

e	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
f

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of March 29, 2018.

g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
j

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $16,762,229 or 9.5% of total net assets.

k	All or a portion of the security is insured or guaranteed.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m	All or a portion of the security is on loan.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Portfolio as of March 29, 2018 was $6,633,273 or 3.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$240,601
ALM XI Ltd., 10/17/2026	4/28/2017	300,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	20,267
Apidos CLO XVIII, 7/22/2026	4/4/2017	200,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	425,108
CLUB Credit Trust, 4/17/2023	6/14/2017	249,999
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	262,277
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	84,560
Digicel, Ltd., 4/15/2021	8/19/2013	185,496
Foundation Finance Trust, 7/15/2033	12/6/2017	338,026
FRS, LLC, 4/15/2043	11/17/2016	31,834
GCAT, LLC, 3/25/2047	3/22/2017	87,224
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	425,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	299,941
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	150,000
Oak Hill Advisors Residential Loan
Trust, 6/25/2057	8/8/2017	326,684
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	275,000
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	137,441
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	219,366
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	238,147
Radnor RE, Ltd., 3/25/2028	3/13/2018	400,000
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	383,113
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	550,843
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	29,712
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	37,771
Upstart Securitization Trust, 6/20/2024	6/13/2017	173,136
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	350,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	242,623

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Portfolio as of March 29, 2018:

Securities Lending Transactions
Taxable Debt Security	$685,230
Common Stock	552,090

Total lending	$1,237,320
Gross amount payable upon return of collateral for securities loaned	$1,277,085

Net amounts due to counterparty	$39,765

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
255

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

    Definitions:

ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
256

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,753,615	–	4,471,775	1,281,840
Capital Goods	2,872,299	–	2,872,299	–
Communications Services	18,156,678	–	18,024,003	132,675
Consumer Cyclical	7,681,580	–	7,125,155	556,425
Consumer Non-Cyclical	10,177,401	–	9,622,401	555,000
Energy	1,542,281	–	1,542,281	–
Financials	3,702,008	–	3,702,008	–
Technology	5,276,396	–	5,276,396	–
Transportation	1,098,781	–	964,946	133,835
Utilities	1,437,451	–	770,875	666,576
Long-Term Fixed Income
Asset-Backed Securities	8,127,459	–	8,127,459	–
Basic Materials	2,323,787	–	2,323,787	–
Capital Goods	2,653,814	–	2,653,814	–
Collateralized Mortgage Obligations	12,407,900	–	12,007,400	400,500
Communications Services	4,212,273	–	4,212,273	–
Consumer Cyclical	4,733,836	–	4,733,836	–
Consumer Non-Cyclical	4,528,243	–	4,528,243	–
Energy	4,843,723	–	4,843,723	–
Financials	9,815,333	–	9,815,333	–
Mortgage-Backed Securities	22,585,157	–	22,585,157	–
Technology	2,966,396	–	2,966,396	–
Transportation	669,556	–	669,556	–
Utilities	2,001,648	–	2,001,648	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	5,267,433	5,267,433	–	–
Equity Funds/Exchange Traded Funds	218,334	218,334	–	–
Preferred Stock
Consumer Staples	64,068	64,068	–	–
Energy	311,594	260,075	–	51,519
Financials	1,886,385	1,362,578	523,807	–
Common Stock
Energy	234,634	234,634	–	–
Financials	324,034	324,034	–	–
Materials	131,908	131,908	–	–
Utilities	102,488	102,488	–	–
Short-Term Investments	199,574	–	199,574	–

Subtotal Investments in Securities	$148,308,067	$7,965,552	$136,564,145	$3,778,370

Other Investments *	Total

Short-Term Investments	29,859,434
Affiliated Registered Investment Companies	25,878,357
Collateral Held for Securities Loaned	1,277,085

Subtotal Other Investments	$57,014,876

Total Investments at Value	$205,322,943

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	182,683	182,683	–	–

Total Asset Derivatives	$182,683	$182,683	$–	$–

Liability Derivatives
Futures Contracts	50,138	50,138	–	–

Total Liability Derivatives	$50,138	$50,138	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
257

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

The following table presents Opportunity Income Plus Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $199,574 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
5-Yr. U.S. Treasury Bond Futures	10	July 2018	$1,139,953	$4,656
10-Yr. U.S. Treasury Bond Futures	31	June 2018	3,728,818	26,542
CME Ultra Long Term U.S. Treasury Bond	10	June 2018	1,549,408	55,280

Total Futures Long Contracts			$6,418,179	$86,478

2-Yr. U.S. Treasury Bond Futures	(41)	July 2018	($8,711,094)	($5,891)
20-Yr. U.S. Treasury Bond Futures	(7)	June 2018	(991,735)	(34,640)
S&P 500 Index Mini-Futures	(20)	June 2018	(2,739,205)	96,205
Ultra 10-Yr. U.S. Treasury Note	(4)	June 2018	(509,831)	(9,607)

Total Futures Short Contracts			($12,951,865)	$46,067

Total Futures Contracts			($6,533,686)	$132,545

Reference Description:
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$11,859	$14,434	$–	2,710	$25,878	14.6%

Total Affiliated Fixed Income Holdings	11,859				25,878	14.6

Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	33,974	22,551	26,666	2,986	29,859	16.9

Total Affiliated Short-Term Investments	33,974				29,859	16.9

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	110	3,206	2,039	1,277	1,277	0.7

Total Collateral Held for Securities Loaned	110				1,277	0.7

Total Value	$45,943				$57,014

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(415)	–	$160
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	–	–	–	131

Total Income from Affiliated Investments				$291

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	2

Total Affiliated Income from Securities Loaned, Net				$2

Total Value	$–	$(415)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
258

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (98.7%)	Value
Consumer Discretionary (12.5%)
2,240	Amazon.com, Inc.[a]	$3,242,041
8,500	Aptiv plc	722,245
5,100	Carter’s, Inc.	530,910
35,000	Comcast Corporation	1,195,950
7,000	Dollar Tree, Inc.[a]	664,300
7,000	McDonald’s Corporation	1,094,660
4,200	Mohawk Industries, Inc.[a]	975,324
23,320	Service Corporation International	880,097
20,400	Starbucks Corporation	1,180,956
17,000	TJX Companies, Inc.	1,386,520
17,900	Walt Disney Company	1,797,876

	Total	13,670,879

Consumer Staples (7.2%)
17,100	Colgate-Palmolive Company	1,225,728
5,400	Constellation Brands, Inc.	1,230,768
9,200	Herbalife, Ltd.[a]	896,724
26,100	Mondelez International, Inc.	1,089,153
17,600	Monster Beverage Corporation[a]	1,006,896
15,600	Philip Morris International, Inc.	1,550,640
11,700	Post Holdings, Inc.[a]	886,392

	Total	7,886,301

Energy (5.2%)
14,600	Concho Resources, Inc.[a]	2,194,818
18,800	Diamondback Energy, Inc.[a]	2,378,576
6,800	Pioneer Natural Resources Company	1,168,104

	Total	5,741,498

Financials (14.9%)
18,600	American International Group, Inc.	1,012,212
63,000	Boston Private Financial Holdings, Inc.	948,150
15,920	Capital One Financial Corporation	1,525,454
29,200	Citigroup, Inc.	1,971,000
11,800	CME Group, Inc.	1,908,532
16,900	Discover Financial Services	1,215,617
28,400	Essent Group, Ltd.[a]	1,208,704
58,600	F.N.B. Corporation	788,170
21,900	Hartford Financial Services Group, Inc.	1,128,288
17,700	J.P. Morgan Chase & Company	1,946,469
42,200	KeyCorp	825,010
100,360	Regions Financial Corporation	1,864,689

	Total	16,342,295

Health Care (12.4%)
10,100	Alexion Pharmaceuticals, Inc.[a]	1,125,746
35,000	AstraZeneca plc ADR	1,223,950
8,500	Becton, Dickinson and Company	1,841,950
20,100	Bristol-Myers Squibb Company	1,271,325
19,650	Danaher Corporation	1,923,931
9,744	Envision Healthcare Corporation[a]	374,462
6,000	Humana, Inc.	1,612,980
7,100	Loxo Oncology, Inc.[a]	819,127
11,000	Sarepta Therapeutics, Inc.[a]	814,990
10,000	Vertex Pharmaceuticals, Inc.[a]	1,629,800
8,100	Zimmer Biomet Holdings, Inc.	883,224

	Total	13,521,485

Industrials (10.7%)
7,720	Alaska Air Group, Inc.	478,331
24,800	Colfax Corporation[a]	791,120
4,120	FedEx Corporation	989,253
22,625	Fortive Corporation	1,753,890

Shares	Common Stock (98.7%)	Value
Industrials (10.7%) - continued
17,800	Fortune Brands Home and Security, Inc.	$1,048,242
11,710	IDEX Corporation	1,668,792
19,100	Ingersoll-Rand plc	1,633,241
6,200	Lockheed Martin Corporation	2,095,166
9,150	WABCO Holdings, Inc.[a]	1,224,911

	Total	11,682,946

Information Technology (24.8%)
14,200	Activision Blizzard, Inc.	957,932
8,470	Adobe Systems, Inc.[a]	1,830,198
14,100	Agilent Technologies, Inc.	943,290
3,980	Alphabet, Inc., Class Aa	4,127,817
2,340	Apple, Inc.	392,605
8,200	Broadcom, Ltd.	1,932,330
21,300	CommScope Holding Company, Inc.[a]	851,361
14,200	Ellie Mae, Inc.[a]	1,305,548
14,200	Facebook, Inc.[a]	2,269,018
57,800	Gogo, Inc.a,b	498,814
20,200	Inphi Corporation[a,b]	608,020
54,900	Intel Corporation	2,859,192
15,800	Luxoft Holding, Inc.[a]	647,010
74,000	Marvell Technology Group, Ltd.	1,554,000
13,340	Monolithic Power Systems, Inc.	1,544,372
14,900	Paycom Software, Inc.[a]	1,600,111
20,600	Salesforce.com, Inc.[a]	2,395,780
3,700	Tyler Technologies, Inc.[a]	780,552

	Total	27,097,950

Materials (3.2%)
5,800	Albemarle Corporation	537,892
12,130	Eagle Materials, Inc.	1,249,997
7,200	Ecolab, Inc.	986,904
6,900	LyondellBasell Industries NV	729,192

	Total	3,503,985

Real Estate (3.1%)
7,600	Boston Properties, Inc.	936,472
48,000	Brandywine Realty Trust	762,240
5,900	Public Storage, Inc.	1,182,301
27,186	RLJ Lodging Trust	528,496

	Total	3,409,509

Telecommunications Services (1.7%)
25,000	AT&T, Inc.	891,250
6,110	T-Mobile US, Inc.[a]	372,954
16,100	Zayo Group Holdings, Inc.[a]	549,976

	Total	1,814,180

Utilities (3.0%)
11,340	Atmos Energy Corporation	955,282
11,900	Entergy Corporation	937,482
7,500	PG&E Corporation	329,475
13,100	Pinnacle West Capital Corporation	1,045,380

	Total	3,267,619

	Total Common Stock (cost $88,237,538)	107,938,647

Shares	Collateral Held for Securities Loaned (1.0%)	Value
1,067,154	Thrivent Cash Management Trust	1,067,154

	Total Collateral Held for Securities Loaned (cost $1,067,154)	1,067,154

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
259

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (1.2%)	Value
	Thrivent Core Short-Term Reserve Fund
130,834	1.940%	$1,308,344

	Total Short-Term Investments (cost $1,308,344)	1,308,344

	Total Investments (cost $90,613,036) 100.9%	$110,314,145

	Other Assets and Liabilities, Net (0.9%)	(969,378)

	Total Net Assets 100.0%	$109,344,767

a	Non-income producing security.
b	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner All Cap Portfolio as of March 29, 2018:

Securities Lending Transactions
Common Stock	$1,048,749
Total lending	$1,048,749
Gross amount payable upon return of collateral for securities loaned	$1,067,154
Net amounts due to counterparty	$18,405

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	13,670,879	13,670,879	–	–
Consumer Staples	7,886,301	7,886,301	–	–
Energy	5,741,498	5,741,498	–	–
Financials	16,342,295	16,342,295	–	–
Health Care	13,521,485	13,521,485	–	–
Industrials	11,682,946	11,682,946	–	–
Information Technology	27,097,950	27,097,950	–	–
Materials	3,503,985	3,503,985	–	–
Real Estate	3,409,509	3,409,509	–	–
Telecommunications Services	1,814,180	1,814,180	–	–
Utilities	3,267,619	3,267,619	–	–
Subtotal Investments in Securities	$107,938,647	$107,938,647	$–	$–

Other Investments *	Total

Short-Term Investments	1,308,344
Collateral Held for Securities Loaned	1,067,154

Subtotal Other Investments	$2,375,498

Total Investments at Value	$110,314,145

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
260

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$945	$5,262	$4,899	131	$1,308	1.2%
Total Affiliated Short-Term Investments	945				1,308	1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	6,059	4,992	1,067	1,067	1.0
Total Collateral Held for Securities Loaned	–				1,067	1.0
Total Value	$945				$2,375

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$4
Total Income from Affiliated Investments				$4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	6
Total Affiliated Income from Securities Loaned, Net				$6
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
261

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (97.4%)	Value
Brazil (12.0%)
252,200	Ambev SA	$1,849,418
240,613	Banco Bradesco SA ADR	2,858,482
101,300	BRF SAa	700,504
157,415	Lojas Renner SA	1,628,291
55,956	Multiplan Empreendimentos Imobiliarios SA	1,169,306
80,733	Ultrapar Participacoes SA	1,748,936
174,012	Vale SA ADR	2,213,433

	Total	12,168,370

Cayman Islands (7.1%)
424,000	China Resources Land, Ltd.	1,558,056
105,900	Tencent Holdings, Ltd.	5,684,667

	Total	7,242,723

Chile (2.3%)
34,770	Banco Santander Chile SA ADR	1,165,143
121,340	S.A.C.I. Falabella	1,171,731

	Total	2,336,874

China (8.5%)
139,200	China International Travel Service Corporation, Ltd.	1,196,584
246,117	Hangzhou Hikvision Digital Technology Company, Ltd.	1,638,634
17,295	Kweichow Moutai Company, Ltd.	1,908,241
150,700	Midea Group Company, Ltd.	1,338,202
124,500	Ping An Insurance Company of China, Ltd.	1,283,680
159,282	Shanghai International Airport Company, Ltd.	1,214,530

	Total	8,579,871

Hong Kong (7.7%)
313,000	AIA Group, Ltd.	2,675,736
241,000	China Mobile, Ltd.	2,208,860
350,000	Hang Lung Group, Ltd.	1,147,818
132,000	Hang Lung Properties, Ltd.	309,808
43,914	Hong Kong Exchanges and Clearing, Ltd.	1,446,398

	Total	7,788,620

Hungary (0.8%)
38,010	Richter Gedeon Nyrt	794,316

	Total	794,316

India (13.8%)
152,607	Aditya Birla Capital, Ltd.a	344,176
44,450	Aditya Birla Capital, Ltd. GDRa	99,470
73,505	Grasim Industries, Ltd.	1,192,325
31,750	Grasim Industries, Ltd. GDR	514,350
25,200	Hero Motocorp, Ltd.	1,375,676
66,900	Hindustan Unilever, Ltd.	1,373,324
133,939	Housing Development Finance Corporation	3,772,809
499,439	ITC, Ltd.	1,969,088
62,400	Kotak Mahindra Bank, Ltd.	1,007,702
30,881	Tata Consultancy Services, Ltd.	1,353,201
16,447	Ultra Tech Cement, Ltd.	1,001,076

	Total	14,003,197

Indonesia (4.5%)
3,862,100	Astra International Tbk PT	2,053,881
796,900	Indocement Tunggal Prakarsa Tbk PT	932,108

Shares	Common Stock (97.4%)	Value
Indonesia (4.5%) - continued
911,000	PT Bank Central Asia Tbk	$1,547,595

	Total	4,533,584

Malaysia (1.3%)
216,000	Public Bank Berhad	1,343,006

	Total	1,343,006

Mexico (4.7%)
20,800	Fomento Economico Mexicano SAB de CV ADR	1,901,744
70,400	Grupo Aeroportuario del Sureste, SAB de CV	1,186,577
275,913	Grupo Financiero Banorte SAB de CV ADR	1,686,590

	Total	4,774,911

Philippines (3.5%)
72,650	Ayala Corporation	1,325,660
1,031,900	Ayala Land, Inc.	816,585
614,862	Bank of the Philippine Islands	1,385,121

	Total	3,527,366

Poland (0.9%)
26,419	Bank Pekao SA	953,011

	Total	953,011

Portugal (0.9%)
50,229	Jeronimo Martins SGPS SA	913,596

	Total	913,596

Russia (2.1%)
16,100	Lukoil ADR	1,111,601
12,919	Magnit PJSC	1,047,330

	Total	2,158,931

South Africa (3.9%)
88,421	Massmart Holdings, Ltd.	1,199,053
122,000	MTN Group, Ltd.	1,226,518
168,308	Truworths International, Ltd.	1,534,285

	Total	3,959,856

South Korea (9.8%)
2,811	Amorepacific Corporation	423,291
6,081	Amorepacific Group	784,712
2,938	LG Chem, Ltd.	1,072,456
2,253	NAVER Corporation	1,676,736
3,127	Samsung Electronics Company, Ltd.	6,013,012

	Total	9,970,207

Taiwan (5.0%)
592,499	Taiwan Semiconductor Manufacturing Company, Ltd.	5,018,586

	Total	5,018,586

Thailand (3.6%)
140,300	Siam Cement pcl	2,217,730
318,800	Siam Commercial Bank pcl	1,465,729

	Total	3,683,459

Turkey (2.5%)
273,533	Akbank TAS	665,105
61,336	BIM Birlesik Magazalar AS	1,112,238
256,490	Turkiye Garanti Bankasi AS	711,204

	Total	2,488,547

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
262

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (97.4%)	Value
United Kingdom (0.7%)
73,303	Standard Chartered plc	$734,668

	Total	734,668

United States (1.8%)
44,600	Yum China Holding, Inc.	1,850,900

	Total	1,850,900

	Total Common Stock (cost $79,051,827)	98,824,599

Shares or Principal Amount	Short-Term Investments (2.6%)
	Thrivent Core Short-Term Reserve Fund
264,989	1.940%	2,649,893

	Total Short-Term Investments (cost $2,649,893)	2,649,893

	Total Investments (cost $81,701,720) 100.0%	$101,474,492

	Other Assets and Liabilities, Net 0.0%	29,730

	Total Net Assets 100.0%	$101,504,222

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	12,149,550	1,850,900	10,298,650	–
Consumer Staples	15,182,539	1,901,744	13,280,795	–
Energy	2,860,537	–	2,860,537	–
Financials	26,471,285	4,123,095	22,348,190	–
Health Care	794,316	–	794,316	–
Industrials	3,959,163	–	3,959,163	–
Information Technology	19,746,202	–	19,746,202	–
Materials	10,782,112	2,213,433	8,568,679	–
Real Estate	3,443,517	–	3,443,517	–
Telecommunications Services	3,435,378	–	3,435,378	–
Subtotal Investments in Securities	$98,824,599	$10,089,172	$88,735,427	$–

Other Investments *	Total

Short-Term Investments	2,649,893
Subtotal Other Investments	$2,649,893

Total Investments at Value	$101,474,492

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
263

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$1,803	$7,064	$6,217	265	$2,650	2.6%

Total Affiliated Short-Term Investments	1,803				2,650	2.6

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	4,131	4,131	–	–	–

Total Collateral Held for Securities Loaned	–				–	–

Total Value	$1,803				$2,650

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$10

Total Income from Affiliated Investments				$10

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
264

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (21.1%)
9,568	Amazon.com, Inc.[a]	$13,848,149
14,000	Aptiv plc	1,189,580
4,614	Booking Holdings, Inc.[a]	9,598,920
98,017	Caesars Entertainment Corporationa	1,102,691
8,303	Dollar General Corporation	776,746
7,132	Dollarama, Inc.	866,790
8,786	Ferrari NV	1,058,889
139	Flipkart, Ltd.*,a,b	11,857
2,000	Home Depot, Inc.	356,480
3,338	Marriott International, Inc.	453,901
14,670	MGM Resorts International	513,743
8,072	Netflix, Inc.[a]	2,384,065
13,200	NIKE, Inc.	877,008
230	NVR, Inc.[a]	644,000
12,165	Tesla, Inc.[a,c]	3,237,471
21,000	Walt Disney Company	2,109,240
9,297	Wynn Resorts, Ltd.	1,695,401
15,900	Yum! Brands, Inc.	1,353,567

	Total	42,078,498

Consumer Staples (1.6%)
32,579	Philip Morris International, Inc.	3,238,353

	Total	3,238,353

Financials (6.6%)
23,100	Charles Schwab Corporation	1,206,282
12,717	Chubb, Ltd.	1,739,304
7,782	First Republic Bank	720,691
24,400	Intercontinental Exchange, Inc.	1,769,488
20,700	J.P. Morgan Chase & Company	2,276,379
35,100	Morgan Stanley	1,893,996
8,500	State Street Corporation	847,705
45,071	TD Ameritrade Holding Corporation	2,669,555

	Total	13,123,400

Health Care (13.2%)
17,497	Alexion Pharmaceuticals, Inc.[a]	1,950,216
7,150	Alnylam Pharmaceuticals, Inc.[a]	851,565
10,300	Anthem, Inc.	2,262,910
17,734	Becton, Dickinson and Company	3,842,958
8,303	Centene Corporationa	887,341
6,316	CIGNA Corporation	1,059,446
9,500	Danaher Corporation	930,145
10,500	Incyte Corporationa	874,965
6,924	Intuitive Surgical, Inc.[a]	2,858,435
18,800	Stryker Corporation	3,025,296
20,944	UnitedHealth Group, Inc.	4,482,016
19,827	Vertex Pharmaceuticals, Inc.[a]	3,231,404

	Total	26,256,697

Industrials (10.6%)
10,393	Acuity Brands, Inc.	1,446,602
39,997	American Airlines Group, Inc.	2,078,244
20,783	Boeing Company	6,814,330
11,973	Equifax, Inc.	1,410,539
22,129	Fortive Corporation	1,715,440
13,796	Fortune Brands Home and Security, Inc.	812,446
10,700	Honeywell International, Inc.	1,546,257
6,300	Illinois Tool Works, Inc.	986,958
7,240	Roper Industries, Inc.	2,032,196
26,846	TransUnion[a]	1,524,316
10,425	Wabtec Corporation	848,595

	Total	21,215,923

Shares	Common Stock (99.0%)	Value
Information Technology (41.3%)
16,800	Activision Blizzard, Inc.	$1,133,328
31,346	Alibaba Group Holding, Ltd. ADR[a]	5,753,245
4,480	Alphabet, Inc., Class Aa	4,646,387
5,000	Alphabet, Inc., Class Ca	5,158,950
22,901	Apple, Inc.	3,842,330
6,516	ASML Holding NV GDR	1,293,817
8,400	Broadcom, Ltd.	1,979,460
1,981	Dropbox, Inc.a,c	61,906
4,854	Dropbox, Inc., Restricted*,a,b	144,103
18,800	Electronic Arts, Inc.[a]	2,279,312
46,804	Facebook, Inc.a	7,478,811
12,700	Fidelity National Information Services, Inc.	1,223,010
22,946	Fiserv, Inc.[a]	1,636,279
17,725	Intuit, Inc.	3,072,629
26,300	MasterCard, Inc.	4,606,708
100,962	Microsoft Corporation	9,214,802
36,544	PayPal Holdings, Inc.[a]	2,772,593
15,900	QUALCOMM, Inc.	881,019
8,251	Red Hat, Inc.[a]	1,233,607
27,880	Salesforce.com, Inc.[a]	3,242,444
10,200	ServiceNow, Inc.[a]	1,687,590
24,200	Snap, Inc.[a,c]	384,054
98,961	Symantec Corporation	2,558,142
48,800	Tencent Holdings, Ltd.	2,619,563
19,667	Texas Instruments, Inc.	2,043,205
25,300	Vantiv, Inc.[a]	2,080,672
46,816	Visa, Inc.	5,600,130
10,876	VMware, Inc.[a,c]	1,318,932
12,145	Workday, Inc.[a]	1,543,751
11,874	Xilinx, Inc.	857,778

	Total	82,348,557

Materials (0.6%)
17,800	DowDuPont, Inc.	1,134,038

	Total	1,134,038

Real Estate (2.1%)
7,100	American Tower Corporation	1,031,914
29,383	Crown Castle International Corporation	3,220,671

	Total	4,252,585

Utilities (1.9%)
12,566	American Water Works Company, Inc.	1,032,046
7,000	NextEra Energy, Inc.	1,143,310
15,252	Sempra Energy	1,696,327

	Total	3,871,683

	Total Common Stock (cost $127,339,531)	197,519,734

Shares	Preferred Stock (0.2%)	Value
Consumer Discretionary (0.2%)
2,943	Airbnb, Inc., Convertible*,a,b	344,478
49	Flipkart, Ltd. Series A*,a,b	4,180
84	Flipkart, Ltd. Series C*,a,b	7,165
157	Flipkart, Ltd. Series E*,a,b	13,392
706	Flipkart, Ltd. Series G*,a,b	81,853
636	Flipkart, Ltd. Series H*,a,b	87,577

	Total	538,645

	Total Preferred Stock (cost $327,894)	538,645

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
265

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (0.2%)	Value
Consumer Cyclical (0.2%)
	Caesars Entertainment Corporation, Convertible
$198,163	5.000%, 10/1/2024[c]	$345,423

	Total	345,423

	Total Long-Term Fixed Income (cost $493,111)	345,423

Shares	Collateral Held for Securities Loaned (2.3%)	Value
4,551,130	Thrivent Cash Management Trust	4,551,130

	Total Collateral Held for Securities Loaned (cost $4,551,130)	4,551,130

Shares or Principal Amount	Short-Term Investments (0.7%)	Value
	Thrivent Core Short-Term Reserve Fund
134,587	1.940%	1,345,871

	Total Short-Term Investments (cost $1,345,871)	1,345,871

	Total Investments (cost $134,057,537) 102.4%	$204,300,803

	Other Assets and Liabilities, Net (2.4%)	(4,739,916)

	Total Net Assets 100.0%	$199,560,887

a	Non-income producing security.
b	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
c	All or a portion of the security is on loan.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Growth Stock Portfolio as of March 29, 2018 was $694,605 or 0.3% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
Airbnb, Inc., Convertible	4/16/2014	$119,818
Dropbox, Inc., Restricted	11/7/2014	139,076
Flipkart, Ltd.	3/19/2015	15,846
Flipkart, Ltd. Series A	3/19/2015	5,586
Flipkart, Ltd. Series C	3/19/2015	9,576
Flipkart, Ltd. Series E	3/19/2015	17,898
Flipkart, Ltd. Series G	12/17/2014	84,551
Flipkart, Ltd. Series H	4/17/2015	90,465
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Growth Stock Portfolio as of March 29, 2018:

Securities Lending Transactions
Common Stock	$4,246,003
Taxable Debt Security	310,799

Total lending	$4,556,802
Gross amount payable upon return of collateral for securities loaned	$4,551,130

Net amounts due to counterparty	$(5,672)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
266

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	42,078,498	41,199,851	866,790	11,857
Consumer Staples	3,238,353	3,238,353	–	–
Financials	13,123,400	13,123,400	–	–
Health Care	26,256,697	26,256,697	–	–
Industrials	21,215,923	21,215,923	–	–
Information Technology	82,348,557	79,584,891	2,619,563	144,103
Materials	1,134,038	1,134,038	–	–
Real Estate	4,252,585	4,252,585	–	–
Utilities	3,871,683	3,871,683	–	–
Preferred Stock
Consumer Discretionary	538,645	–	–	538,645
Long-Term Fixed Income Consumer Cyclical	345,423	–	345,423	–

Subtotal Investments in Securities	$198,403,802	$193,877,421	$3,831,776	$694,605

Other Investments *	Total

Short-Term Investments	1,345,871
Collateral Held for Securities Loaned	4,551,130

Subtotal Other Investments	$5,897,001

Total Investments at Value	$204,300,803

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$1,832	$12,848	$13,334	135	$1,346	0.7%

Total Affiliated Short-Term Investments	1,832				1,346	0.7

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	11,451	6,900	4,551	4,551	2.3

Total Collateral Held for Securities Loaned	–				4,551	2.3

Total Value	$1,832				$5,897

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$8

Total Income from Affiliated Investments				$8

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	4

Total Affiliated Income from Securities Loaned, Net				$4

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
267

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (95.7%)	Value
Biotechnology (21.5%)
20,140	AbbVie, Inc.	$1,906,251
21,900	ACADIA Pharmaceuticals, Inc.[a]	492,093
20,880	Acceleron Pharma, Inc.[a]	816,408
9,280	Agios Pharmaceuticals, Inc.[a]	758,918
16,300	Alexion Pharmaceuticals, Inc.[a]	1,816,798
14,760	Alkermes plc[a]	855,490
28,100	Alnylam Pharmaceuticals, Inc.[a]	3,346,710
21,928	Amgen, Inc.	3,738,285
12,325	Amicus Therapeutics, Inc.[a]	185,368
900	AnaptysBio, Inc.[a]	93,672
8,471	Apellis Pharmaceuticals, Inc.[a,b]	187,294
6,744	Aquinox Pharmaceuticals, Inc.[a]	94,955
12,392	Arena Pharmaceuticals, Inc.[a]	489,484
2,645	Argenx SE ADR[a]	212,764
6,109	ARMO BioSciences, Inc.[a]	228,538
6,350	Avexis, Inc.[a]	784,733
16,190	Biogen, Inc.[a]	4,433,146
4,130	Biohaven Pharmaceutical Holding Company, Ltd.[a]	106,389
16,389	BioMarin Pharmaceutical, Inc.[a]	1,328,656
1,300	Bluebird Bio, Inc.[a]	221,975
2,000	Blueprint Medicines Corporation[a]	183,400
8,770	Celgene Corporation[a]	782,372
6,100	Clementia Pharmaceuticals, Inc.[a]	92,415
6,600	Cytokinetics, Inc.[a]	47,520
3,300	Galapagos NV ADR[a]	329,208
44,610	Gilead Sciences, Inc.	3,363,148
3,100	Global Blood Therapeutics, Inc.[a]	149,730
24,290	Halozyme Therapeutics, Inc.[a]	475,841
9,139	Incyte Corporation[a]	761,553
17,244	InflaRx NVa	497,317
39,400	Insmed, Inc.[a]	887,288
1,500	Intercept Pharmaceuticals, Inc.[a,b]	92,280
17,310	Myovant Sciences, Ltd.[a,b]	368,184
5,300	Neurocrine Biosciences, Inc.[a]	439,529
2,850	Regeneron Pharmaceuticals, Inc.[a]	981,426
10,100	Sage Therapeutics, Inc.[a]	1,626,807
24,780	Sarepta Therapeutics, Inc.[a]	1,835,950
21,700	Seattle Genetics, Inc.[a]	1,135,778
5,400	Spark Therapeutics, Inc.[a]	359,586
32,400	Spectrum Pharmaceuticals, Inc.[a]	521,316
9,130	Syndax Pharmaceuticals, Inc.[a]	129,920
10,670	TESARO, Inc.[a,b]	609,684
19,820	Vertex Pharmaceuticals, Inc.[a]	3,230,263

	Total	40,998,442

Consumer Discretionary (0.6%)
30,300	Service Corporation International	1,143,522

	Total	1,143,522

Health Care Distributors (1.0%)
9,410	AmerisourceBergen Corporation	811,236
8,380	McKesson Corporation	1,180,491

	Total	1,991,727

Health Care Equipment (25.5%)
133,290	Abbott Laboratories	7,986,737
62,410	Baxter International, Inc.	4,059,146
9,690	Becton, Dickinson and Company	2,099,823
201,720	Boston Scientific Corporation[a]	5,510,990
17,841	Edwards Lifesciences Corporation[a]	2,489,176
25,410	Hologic, Inc.[a]	949,318
6,620	Intuitive Surgical, Inc.[a]	2,732,935
8,930	iRhythm Technologies, Inc.[a]	562,144
20,137	Masimo Corporation[a]	1,771,049
93,020	Medtronic plc	7,462,064

Shares	Common Stock (95.7%)	Value
Health Care Equipment (25.5%) - continued
14,300	Nevro Corporation[a]	$1,239,381
18,950	ResMed, Inc.	1,866,007
46,520	Stryker Corporation	7,485,998
4,480	Teleflex, Inc.	1,142,310
9,900	Varian Medical Systems, Inc.[a]	1,214,235

	Total	48,571,313

Health Care Facilities (1.1%)
10,340	HCA Healthcare, Inc.	1,002,980
9,610	Universal Health Services, Inc.	1,137,920

	Total	2,140,900

Health Care Services (4.1%)
23,230	Amedisys, Inc.[a]	1,401,698
31,790	DaVita, Inc.[a]	2,096,233
42,740	Quest Diagnostics, Inc.	4,286,822

	Total	7,784,753

Health Care Supplies (0.3%)
2,858	Cooper Companies, Inc.	653,939

	Total	653,939

Health Care Technology (0.5%)
21,800	Teladoc, Inc.[a,b]	878,540

	Total	878,540

Life Sciences Tools & Services (2.5%)
26,720	Agilent Technologies, Inc.	1,787,568
14,050	Thermo Fisher Scientific, Inc.	2,900,763

	Total	4,688,331

Managed Health Care (17.3%)
17,300	Anthem, Inc.	3,800,810
22,750	Centene Corporation[a]	2,431,292
29,819	CIGNA Corporation	5,001,839
7,400	HealthEquity, Inc.[a]	447,996
16,420	Humana, Inc.	4,414,189
6,600	Molina Healthcare, Inc.[a]	535,788
4,300	Nektar Therapeutics[a]	456,918
71,129	UnitedHealth Group, Inc.	15,221,606
3,800	Wellcare Health Plans, Inc.[a]	735,794

	Total	33,046,232

Pharmaceuticals (21.3%)
21,160	Allergan plc	3,561,016
900	Assembly Biosciences, Inc.[a]	44,226
37,500	AstraZeneca plc	2,577,791
36,150	AstraZeneca plc ADR	1,264,166
44,790	Bristol-Myers Squibb Company	2,832,968
39,930	Eli Lilly and Company	3,089,384
26,249	Johnson & Johnson	3,363,809
10,800	Medicines Company[a,b]	355,752
40,461	Merck & Company, Inc.	2,203,911
16,640	Merck KGaA	1,596,575
24,920	Novartis AG ADR	2,014,782
58,620	Novo Nordisk AS ADR	2,887,035
232,115	Pfizer, Inc.	8,237,761
3,500	Reata Pharmaceuticals, Inc.[a]	71,785
12,380	Sanofi	993,373
30,350	Sanofi ADR	1,216,428
2,780	Theravance Biopharma, Inc.[a]	67,415
12,600	Ultragenyx Pharmaceutical, Inc.[a]	642,474
70,500	Wuxi Biologics (Cayman), Inc.[a,c]	686,112

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
268

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (95.7%)	Value
Pharmaceuticals (21.3%) - continued
34,370	Zoetis, Inc.	$2,870,239

	Total	40,577,002

	Total Common Stock (cost $179,158,631)	182,474,701

Shares	Collateral Held for Securities Loaned (1.0%)	Value
2,011,625	Thrivent Cash Management Trust	2,011,625

	Total Collateral Held for Securities Loaned (cost $2,011,625)	2,011,625

Shares or Principal Amount	Short-Term Investments (4.6%)	Value
	Thrivent Core Short-Term Reserve Fund
874,510	1.940%	8,745,103

	Total Short-Term Investments (cost $8,745,103)	8,745,103

	Total Investments (cost $189,915,359) 101.3%	$193,231,429

	Other Assets and Liabilities, Net (1.3%)	(2,541,805)

	Total Net Assets 100.0%	$190,689,624

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $686,112 or 0.4% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Healthcare Portfolio as of March 29, 2018:

Securities Lending Transactions
Common Stock	$1,969,875
Total lending	$1,969,875
Gross amount payable upon return of collateral for securities loaned	$2,011,625
Net amounts due to counterparty	$41,750

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
269

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	40,998,442	40,998,442	–	–
Consumer Discretionary	1,143,522	1,143,522	–	–
Health Care Distributors	1,991,727	1,991,727	–	–
Health Care Equipment	48,571,313	48,571,313	–	–
Health Care Facilities	2,140,900	2,140,900	–	–
Health Care Services	7,784,753	7,784,753	–	–
Health Care Supplies	653,939	653,939	–	–
Health Care Technology	878,540	878,540	–	–
Life Sciences Tools & Services	4,688,331	4,688,331	–	–
Managed Health Care	33,046,232	33,046,232	–	–
Pharmaceuticals	40,577,002	34,723,151	5,853,851	–

Subtotal Investments in Securities	$182,474,701	$176,620,850	$5,853,851	$–

Other Investments *	Total
Short-Term Investments	8,745,103
Collateral Held for Securities Loaned	2,011,625

Subtotal Other Investments	$10,756,728

Total Investments at Value	$193,231,429

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	134	–	134	–

Total Asset Derivatives	$134	$–	$134	$–

Liability Derivatives
Foreign Currency Forward Contracts	189,663	–	189,663	–

Total Liability Derivatives	$189,663	$–	$189,663	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
270

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

The following table presents Partner Healthcare Portfolio’s foreign currency forward contracts held as of March 29, 2018.

Foreign Currency Forward Contracts
Currency to Receive	Counterparty	Contracts to Receive	Currency to Deliver	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Euro	DB	1,569,800	USD	4/11/2018	$1,933,224	($5,951)
Euro	SSB	152,581	USD	4/11/2018	187,904	(50)
Swiss Franc	SSB	1,720,765	USD	4/11/2018	1,802,148	(7,793)
Swiss Franc	BNP	142,973	USD	4/11/2018	149,735	(2,375)

Total					$4,073,011	($16,169)

Currency to Deliver	Counterparty	Contracts to Deliver	Currency to Receive	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Euro	SSB	3,285,900	USD	4/11/2018	$4,046,617	($103,889)
Swiss Franc	SSB	2,927,500	USD	4/11/2018	3,065,955	(69,471)

Total					$7,112,572	($173,360)

Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward Contracts						($189,529)

Counterparty:
BNP	-	BNP Paribas
DB	-	Deutsche Bank SSB
SSB	-	State Street Bank

Currency:
USD	-	United States Dollar

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$4,396	$11,300	$6,951	875	$8,745	4.6%

Total Affiliated Short-Term Investments	4,396				8,745	4.6

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	6,516	4,504	2,012	2,012	1.0

Total Collateral Held for Securities Loaned	–				2,012	1.0

Total Value	$4,396				$10,757

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$21

Total Income from Affiliated Investments				$21

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	3

Total Affiliated Income from Securities Loaned, Net				$3

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
271

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (87.1%)	Value
Australia (4.2%)
79,820	Altium, Ltd.	$1,233,827
56,908	Ansell, Ltd.	1,114,056
246,111	Aristocrat Leisure, Ltd.	4,595,019
525,593	Australia & New Zealand Banking Group, Ltd.	10,939,342
314,293	Australian Pharmaceutical Industries, Ltd.	364,286
35,217	Beach Energy, Ltd.	33,559
148,384	BHP Billiton, Ltd.	3,289,004
20,492	Breville Group, Ltd.	184,647
68,758	Carsales.com, Ltd.	718,583
78,809	Charter Hall Group	348,849
62,168	CSL, Ltd.	7,489,907
1,180,918	CSR, Ltd.	4,736,508
167,547	FlexiGroup, Ltd.	232,978
5,777	IDP Education, Ltd.	33,056
174,015	Iluka Resources, Ltd.	1,428,454
431,988	Investa Office Fund	1,438,064
54,423	IOOF Holdings, Ltd.	429,277
23,901	JB Hi-Fi, Ltd.	477,874
55,591	Macquarie Group, Ltd.	4,432,664
40,177	McMillan Shakespeare, Ltd.	523,709
1,543,657	Medibank Private, Ltd.	3,464,776
2,213,233	Metcash, Ltd.	5,355,765
65,234	Mineral Resources, Ltd.	864,892
1,800,264	Mirvac Group	2,991,834
3,995	Monadelphous Group, Ltd.	47,093
41,003	NEXTDC, Ltd.[a]	208,287
266,609	Nine Entertainment Company Holdings, Ltd.	468,238
82,192	OZ Minerals, Ltd.	574,849
221,388	Primary Health Care, Ltd.	669,058
671,171	Qantas Airways, Ltd.	3,028,020
55,841	Regis Resources, Ltd.	195,811
58,985	Rio Tinto, Ltd.	3,341,631
257,455	Sandfire Resources NL	1,466,774
229,434	Sigma Healthcare, Ltd.	138,182
190,511	Sims Metal Management, Ltd.	2,140,035
37,871	Smartgroup Corporation, Ltd.	319,563
1,586,757	South32, Ltd.	3,987,796
9,165	Southern Cross Media Group, Ltd.	7,336
14,002	St Barbara, Ltd.	43,188
443,256	Star Entertainment Group, Ltd.	1,814,516
464,222	Treasury Wine Estates, Ltd.	6,065,168
6,839	Virtus Health, Ltd.	28,600
774,649	Vita Group, Ltd.[b]	732,631
13,882	Washington H. Soul Pattinson and Company, Ltd.	199,325
701,770	Whitehaven Coal, Ltd.	2,434,326

	Total	84,631,357

Austria (0.8%)
72,000	Erste Group Bank AG	3,619,684
164,035	OMV AG	9,567,685
3,729	Osterreichische Post AGa	185,419
80,447	Raiffeisen Bank International AGa	3,133,383
7,034	S IMMO AG	139,346
26,954	UNIQA Insurance Group AG	313,781

	Total	16,959,298

Belgium (0.7%)
3,426	Agfa-Gevaert NVa	13,269
30,243	Anheuser-Busch InBev NV	3,325,124
3,010	Barco NV	371,074
34,420	bpost SA	777,585
3,901	Compagnie d’ Entreprises CFE	531,628

Shares	Common Stock (87.1%)	Value
Belgium (0.7%) - continued
3,361	Gimv NV	$203,353
13,439	KBC Ancora	830,876
11,497	Melexis NV	1,149,361
19,169	NV Bekaert SA	816,746
12,566	SA D’Ieteren NV	508,695
38,114	Solvay SA	5,297,076
7,422	Tessenderlo Group[a]	311,146

	Total	14,135,933

Bermuda (<0.1%)
9,000	Johnson Electric Holdings, Ltd.	33,867

	Total	33,867

Brazil (1.9%)
724,400	Ambev SA	5,312,128
761,830	Banco Bradesco SA ADR	9,050,541
297,826	BRF SAa	2,059,509
467,300	Lojas Renner SA	4,833,723
161,082	Multiplan Empreendimentos Imobiliarios SA	3,366,111
258,000	Ultrapar Participacoes SA ADR	5,577,960
537,271	Vale SA ADR	6,834,087

	Total	37,034,059

Canada (2.5%)
89,400	Alimentation Couche-Tard, Inc.	4,001,783
160,794	CAE, Inc.	2,992,851
80,646	Canadian National Railway Company	5,894,072
21,581	CI Financial Corporation	462,325
58,197	Dollarama, Inc.	7,072,990
133,347	Empire Company, Ltd.	2,676,566
122,069	Finning International, Inc.	2,943,830
40,907	Genworth MI Canada, Inc.[b]	1,301,810
45,596	Gluskin Sheff + Associates, Inc.	516,001
2,642	Magna International, Inc.	148,877
131,032	Manulife Financial Corporation	2,432,790
40,534	Premium Brands Holdings Corporation	3,728,241
131,895	Stars Group, Inc.[a]	3,640,459
151,599	Teck Resources, Ltd.	3,904,261
102,500	Transcanada Corporation	4,238,910
153,426	Transcontinental, Inc.	3,030,770

	Total	48,986,536

Cayman Islands (1.3%)
1,326,000	China Resources Land, Ltd.	4,872,600
298,800	Tencent Holdings, Ltd.	16,039,456
4,119,680	WH Group, Ltd.[c]	4,414,179
448,000	Xinyi Glass Holdings Company, Ltd.	681,926

	Total	26,008,161

Chile (0.4%)
112,815	Banco Santander Chile SA ADR	3,780,431
336,038	S.A.C.I. Falabella	3,244,982

	Total	7,025,413

China (1.2%)
351,698	China International Travel Service Corporation, Ltd.	3,023,248
663,402	Hangzhou Hikvision Digital Technology Company, Ltd.	4,416,896
49,590	Kweichow Moutai Company, Ltd.	5,471,505
404,900	Midea Group Company, Ltd.	3,595,475
388,000	Ping An Insurance Company of China, Ltd.	4,000,543

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
272

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (87.1%)	Value
China (1.2%) - continued
451,656	Shanghai International Airport Company, Ltd.	$3,443,891

	Total	23,951,558

Denmark (1.6%)
3,988	Bavarian Nordic ASa	125,155
71,334	Danske Bank AS	2,672,763
91,802	GN Store Nord AS	3,256,018
44,487	Jyske Bank AS	2,644,948
256,118	Novo Nordisk AS	12,597,384
11,913	Rockwool International AS	3,548,746
16,784	Royal Unibrew AS	1,114,271
26,487	Spar Nord Bank AS	315,921
126,445	Sydbank AS	4,670,782

	Total	30,945,988

Faroe Islands (<0.1%)
15,311	Bakkafrost PF	838,925

	Total	838,925

Finland (1.2%)
7,157	Amer Sports Oyj[a]	220,866
25,352	Cramo Oyj	528,882
64,925	Finnair Oyj	904,210
28,782	KONE Oyj	1,436,450
33,613	Metsa Board Oyj	337,462
28,603	Raisio Oyj[b]	127,405
51,282	Ramirent Oyj	423,313
643	Tieto Oyj	21,418
493,653	UPM-Kymmene Oyj	18,301,633
78,673	Valmet Oyj	1,577,223

	Total	23,878,862

France (4.7%)
64,848	Air France-KLM[a]	723,629
6,999	Alten SA	674,737
39,618	Amundi SAc	3,181,616
27,697	AtoS	3,794,749
361,509	AXA SA	9,610,008
2,603	Beneteau SA	56,706
100,893	BNP Paribas SA	7,482,304
28,916	Capgemini SA	3,607,983
23,575	Cie Generale des Etablissements Michelin	3,490,111
74,069	CNP Assurances	1,869,816
7,750	Derichebourg	68,256
34,243	Eiffage SA	3,899,982
783	Eramet SAa	107,917
6,133	Eurofins Scientific SE	3,231,933
80,182	Eutelsat Communications	1,589,245
14,155	Ipsos SA	556,242
8,802	Jacquet Metal Service	318,295
4,040	Kaufman & Broad SA	212,605
15,035	Kering SA	7,211,052
15,552	Legrand SA	1,218,962
30,213	LVMH Moet Hennessy Louis Vuitton SE	9,310,847
33,738	Metropole Television SA	869,220
23,453	Neopost SA	617,912
26,827	Nexity SA	1,718,153
112,592	Peugeot SA	2,711,149
60,757	Safran SA	6,448,127
193,716	Total SA	11,103,752
193,716	Total SA Rights[a,d]	2,859
45,895	UbiSoft Entertainment SAa	3,884,191
37,398	Vinci SA	3,683,524

Shares	Common Stock (87.1%)	Value
France (4.7%) - continued
888	Worldline SAa,c	$45,128

	Total	93,301,010

Germany (5.4%)
41,418	Aixtron SEa	801,440
52,712	Allianz SE	11,915,939
7,104	Amadeus Fire AG	793,694
35,572	Aurubis AG	2,989,589
203,488	BASF SE	20,637,236
81,316	Bayer AG	9,167,067
142	bet-at-home.com AG	11,986
41,437	Covestro AGc	4,080,186
25,380	CTS Eventim AG & Company KGaA	1,189,771
6,037	Deutsche Beteiligungs AG	292,594
97,193	Deutsche Pfandbriefbank AGc	1,532,401
132,233	Deutsche Post AG	5,791,721
133,505	Deutz AG	1,225,588
123,733	Evonik Industries AG	4,363,247
7,617	Evotec AGa	149,826
90,749	Freenet AG	2,761,855
25,283	Gerresheimer AG	2,077,635
6,160	Hamburger Hafen und Logistik AG	138,602
41,949	Hannover Rueckversicherung SE	5,723,196
38,156	Hugo Boss AG	3,324,036
2,615	Isra Vision AG	551,468
34,660	Jenoptik AG	1,228,344
29,871	Leoni AG	1,910,875
362	MorphoSys AGa	37,041
2,320	Nemetschek SE	260,172
8,867	Pfeiffer Vacuum Technology AG	1,378,623
45,698	Rheinmetall AG	6,486,591
7,101	SAF-Holland SA	143,440
12,180	Salzgitter AG	623,081
44,831	SAP SE	4,706,447
2,445	Siltronic AGa	419,349
19,811	Software AG	1,038,531
74,310	TAG Immobilien AG	1,541,795
13,364	Takkt AG	304,452
15,848	Wacker Chemie AG	2,604,352
14,016	Wacker Neuson SE	485,734
36,181	Wirecard AG	4,288,961
989	XING AG	288,308
573	zooplus AGa	104,441

	Total	107,369,614

Hong Kong (2.2%)
905,400	AIA Group, Ltd.	7,739,973
380,000	Champion REIT	271,642
727,800	China Mobile, Ltd.	6,670,574
149,000	CITIC Telecom International Holdings, Ltd.	43,271
440,088	CK Asset Holdings, Ltd.	3,713,934
234,000	Giordano International, Ltd.	137,524
14,000	Great Eagle Holdings, Ltd.	71,229
1,345,000	Haitong International Securities Group, Ltd.	790,547
1,279,000	Hang Lung Group, Ltd.	4,194,455
180,000	Hang Lung Properties, Ltd.	422,464
123,938	Hong Kong Exchanges and Clearing, Ltd.	4,082,153
692,000	Luk Fook Holdings International, Ltd.	2,525,866
1,822,000	Melco International Development, Ltd.	5,347,204
340,000	Shun Tak Holdings, Ltd.	141,268
486,000	Sun Hung Kai Properties, Ltd.	7,714,264

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
273

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (87.1%)	Value
Hong Kong (2.2%) - continued
31,000	Sunlight Real Estate Investment Trust	$21,084

	Total	43,887,452

Hungary (0.1%)
111,500	Richter Gedeon Nyrt	2,330,078

	Total	2,330,078

India (2.1%)
115,976	Aditya Birla Capital, Ltd.[a]	261,562
56,000	Aditya Birla Capital, Ltd. GDR[a]	125,317
82,840	Grasim Industries, Ltd.	1,343,748
70,700	Hero Motocorp, Ltd.	3,859,536
208,300	Hindustan Unilever, Ltd.	4,275,985
419,341	Housing Development Finance Corporation	11,812,045
1,509,040	ITC, Ltd.	5,949,540
183,400	Kotak Mahindra Bank, Ltd.	2,961,738
84,403	Tata Consultancy Services, Ltd.	3,698,528
114,696	Ultra Tech Cement, Ltd.	6,981,179
4,570	Ultra Tech Cement, Ltd. GDR	276,771

	Total	41,545,949

Indonesia (0.7%)
12,379,200	Astra International Tbk PT	6,583,310
2,335,400	Indocement Tunggal Prakarsa Tbk PT	2,731,643
2,712,700	PT Bank Central Asia Tbk	4,608,299

	Total	13,923,252

Ireland (0.2%)
279,128	UDG Healthcare plc	3,400,254

	Total	3,400,254

Isle of Man (<0.1%)
24,149	GVC Holdings plc	312,041

	Total	312,041

Israel (0.1%)
504,853	El Al Israel Airlines, Ltd.	169,160
8,525	First International Bank of Israel, Ltd.	179,945
194,255	Israel Discount Bank, Ltd.[a]	559,220
45,634	Shufersal, Ltd.[a]	291,739

	Total	1,200,064

Italy (2.5%)
233,586	Anima Holding SPA[c]	1,586,759
93,518	Assicurazioni Generali SPA	1,797,627
16,775	ASTM SPA	422,993
27,108	Banca Popolare Di Sondrio SCRL	107,382
805,838	Banco BPM SPA[a]	2,796,551
134,297	Beni Stabili SPA	111,689
14,587	Biesse SPA	866,177
61,322	DiaSorin SPA	5,523,745
233,425	Enav SPA[c]	1,246,084
579,002	Enel SPA	3,543,040
2,210	Interpump Group SPA	74,738
985,742	Iren SPA	3,094,951
3,508	Italmobiliare SPA	98,519
13,887	La Doria SPA	210,321
23,593	Maire Tecnimont SPA	121,489
377,407	Mediobanca SPA	4,436,952
139,893	Moncler SPA	5,324,084
9,575	OVS SPA	58,791
413,794	Piaggio & C. SPA	1,149,407
103,137	Prysmian SPA	3,238,728
77,978	Recordati SPA	2,877,028
1,751,926	Saras SPA	3,844,722

Shares	Common Stock (87.1%)	Value
Italy (2.5%) - continued
94,621	Societa Cattolica di Assicurazioni SCRL	$1,007,534
179,145	Societa Iniziative Autostradali e Servizi SPA	3,338,661
556,692	Terna Rete Elettrica Nazionale SPA	3,253,251

	Total	50,131,223

Japan (19.1%)
47,300	Adeka Corporation	846,039
100,300	Aichi Corporation	680,786
15,500	Aisan Industry Company, Ltd.	165,588
64,600	Aisin Seiki Company, Ltd.	3,525,414
76,500	All Nippon Airways Company, Ltd.	2,964,387
9,500	Alpen Company, Ltd.	212,563
55,700	AOKI Holdings, Inc.	849,352
37,800	Aoyama Trading Company, Ltd.	1,485,293
16,100	Aozora Bank, Ltd.	646,195
17,800	Arcland Sakamoto Company, Ltd.	287,755
131,000	Arcs Company, Ltd.	3,182,983
28,800	Asahi Diamond Industrial Company, Ltd.	303,368
18,300	ASKA Pharmaceutical Company, Ltd.	288,923
242,300	Astellas Pharmaceutical, Inc.	3,706,219
21,100	Ateam, Inc.	498,165
40,000	Autobacs Seven Company, Ltd.	748,731
10,600	Avex, Inc.	150,255
2,500	Belluna Company, Ltd.	29,387
118,300	Brother Industries, Ltd.	2,743,074
42,900	Canon Electronics, Inc.	948,209
144,400	Canon, Inc.	5,238,588
9,800	Cawachi, Ltd.	244,142
92,300	Chiyoda Company, Ltd.	2,298,403
4,900	Chiyoda Integre Company, Ltd.	116,459
9,800	Citizen Watch Company, Ltd.	69,138
48,700	Coca-Cola Bottlers Japan, Inc.	2,011,190
6,500	Cocokara Fine, Inc.	451,209
30,800	Cookpad, Inc.	172,287
2,000	Daiichi Jitsugyo Company, Ltd.	57,959
22,800	Daiichikosho Company, Ltd.	1,199,195
3,200	Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	132,935
4,600	Daishi Bank, Ltd.	206,066
6,100	DCM Holdings Company, Ltd.	62,072
4,500	DIP Corporation	142,764
49,300	DMG Mori Company, Ltd.	928,853
31,500	Doutor Nichires Holdings Company, Ltd.	748,696
101,500	DTS Corporation	3,533,008
60,400	Ebara Corporation	2,154,498
85,800	EDION Corporation	991,946
9,400	Eiken Chemical Company, Ltd.	237,388
15,500	EN-Japan, Inc.	881,405
24,400	EPS Holdings, Inc.	500,945
19,100	Fancl Corporation	702,997
700	Ferrotec Holdings Corporation	17,603
16,300	Fields Corporation	179,179
125,100	Financial Products Group Company, Ltd.	1,638,656
25,100	Foster Electric Company, Ltd.	618,430
41,700	Fuji Machine Manufacturing Company, Ltd.	823,077
31,900	Fuji Oil Holdings, Inc.	969,840
12,800	Fuji Soft, Inc.	510,514
11,300	Fujibo Holdings, Inc.	407,918
26,000	Goldcrest Company, Ltd.	554,830
163,800	Gree, Inc.	944,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
274

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (87.1%)	Value
Japan (19.1%) - continued
247,900	Haseko Corporation	$3,815,487
331	Heiwa Real Estate REIT, Inc.	319,234
67,300	Hitachi Chemical Company, Ltd.	1,503,480
36,300	Hitachi Zosen Corporation	188,184
782,000	Hitachi, Ltd.	5,695,781
11,400	Hogy Medical Company, Ltd.	460,456
145,800	Hokuetsu Kishu Paper Company, Ltd.	942,412
689,600	Honda Motor Company, Ltd.	23,871,603
8,600	Horiba, Ltd.	669,595
34,600	Hoya Corporation	1,747,737
42,700	Ichiyoshi Securities Co., Ltd.	493,977
21,800	INES Corporation	229,208
505	Invesco Office J-Reit, Inc.	71,283
2,300	Istyle, Inc.	32,516
131,200	Isuzu Motors, Ltd.	2,010,178
178,900	ITOCHU Corporation	3,493,411
33,700	JAFCO Company, Ltd.	1,573,837
66,600	Japan Airlines Company, Ltd.	2,711,696
82,000	Japan Aviation Electronics Industry, Ltd.	1,165,803
415	Japan Rental Housing Investments, Inc.	321,037
243,100	JVC Kenwood Corporation	805,390
34,700	Kabu.com Securities Company, Ltd.	121,091
357,000	Kajima Corporation	3,356,288
217,000	Kaneka Corporation	2,158,623
2,400	Kanematsu Electronics, Ltd.	68,117
8,500	Kato Works Company, Ltd.	193,584
16,800	KDDI Corporation	432,674
29,900	Keihin Corporation	615,150
265	Kenedix Office Investment Corporation	1,616,562
78	Kenedix Residential Next Investment Corporation	111,465
12,500	Keyence Corporation	7,808,226
95,800	KITZ Corporation	827,096
31,900	KLab, Inc.	525,405
12,400	Kobayashi Pharmaceutical Company, Ltd.	885,112
5,000	Koei Tecmo Holdings Company, Ltd.	96,200
27,100	Kohnan Shoji Company, Ltd.	653,241
50,400	Kokuyo Company, Ltd.	980,034
4,000	KOMERI Company, Ltd.	107,903
681,200	Konica Minolta Holdings, Inc.	5,790,855
87,600	Konoike Transport Company, Ltd.	1,508,548
399,400	K’s Holdings Corporation	5,548,787
19,900	KYB Company, Ltd.	932,057
12,800	Kyokuto Kaihatsu Kogyo Company, Ltd.	189,270
4,400	Kyokuto Securities Company, Ltd.	62,499
141,600	Kyowa Exeo Corporation	3,790,301
357	LaSalle Logiport REIT	381,023
44,700	Leopalace21 Corporation	366,818
18,100	Link and Motivation, Inc.	220,313
179,000	Makino Milling Machine Company, Ltd.	1,694,514
31,100	Mandom Corporation	1,088,046
328,300	Marubeni Corporation	2,397,422
52,200	Marusan Securities Company, Ltd.	501,010
4,800	Maruwa Company, Ltd.	377,354
12,700	Marvelous, Inc.	109,820
68,600	Matsumotokiyoshi Holdings Company, Ltd.	2,906,546
66,700	Maxell Holdings, Ltd.	1,275,235
9,900	Megmilk Snow Brand Company, Ltd.	268,893
24,100	Meiko Network Japan Company, Ltd.	293,076

Shares	Common Stock (87.1%)	Value
Japan (19.1%) - continued
13,900	MEITEC Corporation	$761,423
8,100	Milbon Company, Ltd.	359,805
60,700	Ministop Company, Ltd.	1,248,013
3,300	Miraca Holdings, Inc.	129,949
364,100	Mitsubishi Chemical Holdings Corporation	3,545,049
108,100	Mitsubishi Corporation	2,909,950
13,200	Mitsubishi Shokuhin Company, Ltd.	379,951
216,200	Mitsui & Company, Ltd.	3,720,340
17,300	Mitsui Sugar Company, Ltd.	665,274
4,764,300	Mizuho Financial Group, Inc.	8,682,358
2,500	Mizuno Corporation	75,481
728	Mori Trust Sogo REIT, Inc.	1,071,662
3,200	Morinaga Milk Industry Company, Ltd.	130,223
17,000	Nagase & Co., Ltd.	289,041
16,000	NEC Networks & System Integration Corporation	416,175
5,100	Net One Systems Company, Ltd.	74,894
198,800	NHK Spring Company, Ltd.	2,129,092
67,000	NICHIAS Corporation	850,801
113,700	Nichirei Corporation	3,092,048
7,700	Nihon Chouzai Company, Ltd.	245,236
14,600	Nihon M&A Center, Inc.	505,647
59,100	Nikkiso Company, Ltd.	620,280
22,500	Nikkon Holdings Company, Ltd.	593,831
17,400	Nintendo Company, Ltd.	7,730,356
5,500	Nippon Kayaku Company, Ltd.	68,331
737,000	Nippon Light Metal Holdings Company, Ltd.	1,926,888
19,900	Nippon Paper Industries Company, Ltd.	368,114
21,900	Nippon Shokubai Company, Ltd.	1,514,193
152,009	Nippon Telegraph & Telephone Corporation	7,091,687
29,300	Nippon Thompson Company, Ltd.	238,188
18,100	Nishimatsu Construction Company, Ltd.	450,382
7,400	Nishimatsuya Chain Company, Ltd.	83,758
1,876,405	Nissan Motor Company, Ltd.	19,368,518
22,100	Nisshin Oillio Group, Ltd.	616,523
29,800	Nisshin Steel Company, Ltd.	351,127
43,300	Nissin Kogyo Company, Ltd.	751,249
30,717	Nitto Kogyo Corporation	475,932
34,900	NSD Company, Ltd.	709,911
496,400	NTN Corporation	2,076,545
131,400	NTT DOCOMO, Inc.	3,349,838
400	NuFlare Technology, Inc.	25,363
7,400	Oiles Corporation	158,490
11,500	Oki Electric Industry Company, Ltd.	152,033
2,600	Okinawa Electric Power Company, Inc.	73,405
3,700	Okuma Corporation	217,545
50,600	Onward Holdings Company, Ltd.	440,862
4,100	Open House Company, Ltd.	251,896
212,600	ORIX Corporation	3,809,998
477,600	Osaka Gas Company, Ltd.	9,498,958
19,100	Paramount Bed Holdings Company, Ltd.	970,804
2,500	Pasona Group, Inc.	54,146
15,700	PC Depot Corporation	104,399
800	Pepper Food Service Company, Ltd.	37,040
290	Premier Investment Corporation	305,418
156,000	Prima Meat Packers, Ltd.	877,933
11,500	Qol Company, Ltd.	227,867
8,600	Raito Kogyo Company, Ltd.	90,981
42,900	Relo Group, Inc.	1,198,668
4,700	Riken Vitamin Company, Ltd.	183,480

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
275

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (87.1%)	Value
Japan (19.1%) - continued
40,300	Rohm Company, Ltd.	$3,825,310
55,400	ROHTO Pharmaceutical Company, Ltd.	1,559,028
92,000	Round One Corporation	1,460,083
60,100	Ryoyo Electro Corporation	967,836
6,800	Saizeriya Company, Ltd.	193,258
13,900	Sakai Moving Service Company, Ltd.	723,319
106,500	Sangetsu Company, Ltd.	2,208,288
6,200	Sanki Engineering Company, Ltd.	69,621
128,100	Sankyo Company, Ltd.	4,481,254
15,200	Sankyu, Inc.	756,320
7,400	Sawai Pharmaceutical Company, Ltd.	325,415
30,200	Seiko Holdings Corporation	721,342
59,300	Seino Holdings Company, Ltd.	1,095,746
45,800	Sekisui House, Ltd.	838,039
64,900	Senko Group Holdings Company, Ltd.	507,842
48,700	Senshu Ikeda Holdings, Inc.	186,587
39,500	Shikoku Electric Power Company	475,993
3,500	Shimachu Company, Ltd.	111,455
43,300	SHIMAMURA Company, Ltd.	5,399,004
5,300	Shindengen Electric Manufacturing Company, Ltd.	347,198
78,400	Shinko Electric Industries Company, Ltd.	579,570
225,500	ShinMaywa Industries, Ltd.	1,865,184
23,500	Ship Healthcare Holdings, Inc.	834,759
12,300	SHOWA Corporation	210,723
14,400	Sintokogio, Ltd.	150,895
28,200	Sodick Company, Ltd.	370,054
87,900	SoftBank Group Corporation	6,556,572
43,500	Square ENIX Holdings Company, Ltd.	1,964,611
3,600	STUDIO ALICE Company, Inc.	87,609
239,400	Sumitomo Corporation	4,010,556
683,900	Sumitomo Electric Industries, Ltd.	10,452,390
73,400	Sumitomo Heavy Industries, Ltd.	2,804,422
4,000	Sumitomo Seika Chemicals Company, Ltd.	191,859
13,600	Sun Frontier Fudousan Co., Ltd.	150,137
96,700	Suzuki Motor Corporation	5,250,167
24,400	Taiho Kogyo Company, Ltd.	353,433
50,900	Taikisha, Ltd.	1,669,392
57,400	Takara Holdings, Inc.	638,180
260,400	Takara Leben Company, Ltd.	1,126,325
71,000	Takeda Pharmaceutical Company, Ltd.	3,462,049
1,400	Takeuchi Manufacturing Company, Ltd.	31,086
16,000	Tatsuta Electric Wire and Cable Company, Ltd.	97,369
13,600	TechnoPro Holdings, Inc.	820,850
36,200	TIS, Inc.	1,447,449
17,500	Toagosei Company, Ltd.	207,046
25,000	Tokai Rika Company, Ltd.	509,985
30,900	Tokyo Electron, Ltd.	5,716,226
339,100	Tokyo Gas Company, Ltd.	9,060,820
36,400	Tokyo Seimitsu Company, Ltd.	1,476,962
248	Tokyu REIT, Inc.	336,756
719,000	Toppan Printing Company, Ltd.	5,910,150
4,000	Topy Industries, Ltd.	115,543
63,400	Tosei Corporation	764,836
85,000	Toshiba Machine Company, Ltd.	590,948
22,800	Toyo Tanso Company, Ltd.	715,957
172,900	Toyoda Gosei Company, Ltd.	4,004,284
114,600	Toyota Motor Corporation	7,441,166
317,000	Tsubakimoto Chain Company	2,591,404
11,000	Tsumura & Company	382,310
157,900	TV Asahi Holdings Corporation	3,490,489

Shares	Common Stock (87.1%)	Value
Japan (19.1%) - continued
57,600	ULVAC, Inc.	$3,258,663
1,000	Unipres Corporation	22,711
900	Universal Entertainment Corporation	41,576
30,800	UNIZO Holdings Company, Ltd.	757,942
5,700	Ushio, Inc.	76,533
12,900	Wakita & Company, Ltd.	142,945
66,000	West Japan Railway Company	4,679,188
22,500	Yamato Kogyo Company, Ltd.	620,871
20,500	Yodogawa Steel Works, Ltd.	547,682
31,300	Yumeshin Holdings Company, Ltd.	349,445
17,500	Zenkoku Hosho Company, Ltd.	769,013
54,900	ZEON Corporation	797,606

	Total	381,495,576

Jersey (<0.1%)
213,128	Boohoo.Com PLC[a]	443,796

	Total	443,796

Luxembourg (0.4%)
146,131	Arcelor Mittal[a]	4,641,459
1,258	Millicom International Cellular SA	86,091
10,908	Oriflame Holdings AG	524,704
200,618	Subsea 7 SA	2,582,286

	Total	7,834,540

Malaysia (0.2%)
602,400	Public Bank Berhad	3,745,494

	Total	3,745,494

Mexico (0.7%)
66,600	Fomento Economico Mexicano SAB de CV ADR	6,089,238
211,000	Grupo Aeroportuario del Sureste, SAB de CV	3,556,360
831,841	Grupo Financiero Banorte SAB de CV ADR	5,084,845

	Total	14,730,443

Netherlands (3.3%)
2,214	Aalberts Industries NV	112,826
430,802	ABN AMRO Group NVc	12,990,143
20,625	ASM International NV	1,508,176
93,288	ASR Nederland NV	3,988,831
48,044	BE Semiconductor Industries NV	4,928,374
74,385	Euronext NVc	5,452,347
41,841	Ferrari NV	5,029,784
177,534	Fiat Chrysler Automobiles NVa	3,621,039
46,071	Koninklijke DSM NVa	4,579,321
76,081	NN Group NV	3,380,281
3,659	NSI NV	153,751
60,241	Philips Lighting NVc	2,264,888
152,902	RELX NV	3,169,493
255,395	Unilever NV	14,415,898

	Total	65,595,152

New Zealand (0.1%)
161,229	a2 Milk Company, Ltd.[a]	1,457,942
266,355	Air New Zealand, Ltd.	624,125
143,267	Infratil, Ltd.	322,121

	Total	2,404,188

Norway (2.2%)
187,910	Aker BP ASA	5,094,209
3,548	Atea ASA[a]	57,596
8,257	Borregaard ASA	78,272
1,005,843	DnB ASA	19,812,326

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
276

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (87.1%)	Value
Norway (2.2%) - continued
1,998,920	DNO International ASA[a]	$3,171,228
20,557	Entra ASA[c]	280,628
14,176	Europris ASA	45,720
32,750	SalMar ASA	1,348,501
29,370	SpareBank 1 Nord-Norge	233,400
29,637	SpareBank 1 SMN	307,194
539,466	Telenor ASA	12,268,067
16,153	TGS Nopec Geophysical Company ASA	396,276

	Total	43,093,417

Philippines (0.5%)
24,760	Ayala Corporation	451,801
7,136,500	Ayala Land, Inc.	5,647,409
2,112,270	Bank of the Philippine Islands	4,758,383

	Total	10,857,593

Poland (0.1%)
77,848	Bank Pekao SA	2,808,207

	Total	2,808,207

Portugal (0.6%)
139,755	Altri SGPS SA	931,625
6,184,256	Banco Espirito Santo SAa,d,e	761
244,600	CTT-Correios de Portugal SA	941,222
244,119	Galp Energia SGPS SA	4,603,773
162,346	Jeronimo Martins SGPS SA	2,952,849
37,167	Navigator Company SA	218,971
7,386	Semapa-Sociedade de Investimento e Gestao, SGPS SA	168,455
2,159,596	Sonae	2,914,648

	Total	12,732,304

Russia (0.3%)
56,300	Lukoil ADR	3,887,151
36,597	Magnit PJSC	2,966,883

	Total	6,854,034

Singapore (0.5%)
508,100	CapitaLand Retail China Trust	612,835
90,000	China Aviation Oil (Singapore) Corporation, Ltd.	108,343
58,900	OUE, Ltd.	82,011
238,600	United Engineers, Ltd.	475,600
198,300	United Overseas Bank, Ltd.	4,172,673
177,900	Venture Corporation, Ltd.	3,847,420
522,200	Yanlord Land Group, Ltd.	676,098

	Total	9,974,980

South Africa (0.6%)
228,984	Massmart Holdings, Ltd.	3,105,190
364,900	MTN Group, Ltd.	3,668,495
468,985	Truworths International, Ltd.	4,275,238

	Total	11,048,923

South Korea (0.5%)
6,377	Amorepacific Corporation	960,272
16,691	Amorepacific Group	2,153,861
8,068	LG Chem, Ltd.	2,945,056
6,579	NAVER Corporation	4,896,249

	Total	10,955,438

Spain (2.0%)
52,109	ACS Actividades de Construccion y Servicios, SAa	2,033,062
78,311	Amadeus IT Holding SA	5,795,265
24,769	Applus Services SA	322,930

Shares	Common Stock (87.1%)	Value
Spain (2.0%) - continued
269,309	Banco Bilbao Vizcaya Argentaria SA	$2,132,814
2,029,186	Banco de Sabadell SA	4,150,562
455,386	Bankinter SA	4,688,356
2,535	CIE Automotive SA	90,575
5,040	Construcciones y Auxiliar de Ferrocarriles SA	260,870
238,669	Distribuidora Internacional de Alimentacion SA	1,014,451
213,448	Ence Energia y Celulosa SA	1,611,155
29,702	Hispania Activos Inmobiliarios SA	632,637
35,118	International Consolidated Airlines Group SA	303,115
8,997	Let’s GOWEX SAa,d,e	1
328,623	Mediaset Espana Comunicacion SA	3,347,556
73,164	Melia Hotels International SA	1,035,699
221,226	Merlin Properties Socimi SA	3,388,856
92,523	NH Hotel Group SA	727,982
12,826	Papeles y Cartones de Europa SA	223,996
486,186	Repsol SA	8,642,278
18,386	Telepizza Group SAa,c	121,033
2,207	Viscofan SA	152,406

	Total	40,675,599

Sweden (2.5%)
93,553	Atlas Copco AB, Class B	3,652,838
139,723	Betsson ABa	1,058,220
12,112	Biotage AB	103,858
85,235	Boliden AB	2,999,285
3,142	Bonava AB	43,159
10,282	Bure Equity AB	113,568
49,933	Dometic Group ABc	457,434
4,222	Dustin Group AB	37,417
116,231	Elekta AB	1,244,338
41,138	Fastighets AB Baldera	1,035,302
89,772	Granges AB	1,056,138
17,781	Hemfosa Fastigheter AB	216,002
3,598	Holmen ABa	195,707
85,506	JM AB	1,946,132
88,755	Loomis AB	3,204,142
176,878	NetEnt ABa	892,883
107,368	Nobina ABc	694,365
137,553	Nordea Bank AB	1,471,812
1,122	Peab AB	10,130
15,756	Resurs Holding AB	111,609
211,327	Sandvik AB	3,871,769
75,095	Scandic Hotels Group ABc	720,322
309,591	SKF ABb	6,342,613
502,067	SSAB AB, Class Ba	2,325,588
701,296	Svenska Cellulosa AB SCA	7,494,464
116,355	Swedish Orphan Biovitrum ABa	2,083,458
4,436	Vitrolife AB	315,006
316,164	Volvo AB	5,787,184

	Total	49,484,743

Switzerland (5.0%)
27,326	Adecco SA	1,946,432
1,106	Ascom Holding AG	23,544
1,392	Bachem Holding AG	183,173
4,469	Bobst Group SA	495,688
1,867	Bossard Holding AG	383,666
5,952	Cembra Money Bank AG	528,998
219	Comet Holding AGa	30,337
350	Conzzeta AG	418,362
85,880	Ferguson plc	6,459,007
532,491	Ferrexpo plc	1,829,868
94,556	GAM Holding AGa	1,592,166

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
277

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (87.1%)	Value
Switzerland (5.0%) - continued
1,315	Georg Fischer AG	$1,760,617
1,489,211	Glencore Xstrata plc[a]	7,400,217
261	Gurit Holding AG	212,730
1,713	Inficon Holding AG	1,054,707
2,008	Kardex AG	272,326
22,252	Lonza Group AG	5,247,892
208,130	Nestle SA	16,450,913
127,083	Novartis AG	10,278,584
169,981	OC Oerlikon Corporation AGa	3,004,499
40,827	Pargesa Holding SA	3,622,531
5,577	Partners Group Holding AG	4,149,983
600	Rieter Holding AG	117,575
75,972	Roche Holding AG	17,427,759
11,816	Roche Holding AG-BR	2,744,954
284	Schweiter Technologies AG	337,984
2,245	Siegfried Holding AG	756,244
9,439	TE Connectivity, Ltd.	942,956
6,037	Tecan Group AG	1,278,527
29,049	Temenos Group AG	3,483,245
6,653	Valora Holding AG	2,275,242
6,314	Zurich Insurance Group AG	2,082,751

	Total	98,793,477

Taiwan (0.7%)
1,641,951	Taiwan Semiconductor Manufacturing Company, Ltd.	13,907,655

	Total	13,907,655

Thailand (0.6%)
396,750	Siam Cement pcl	6,271,450
1,037,700	Siam Commercial Bank pcl	4,770,976

	Total	11,042,426

Turkey (0.4%)
746,182	Akbank TAS	1,814,369
188,340	BIM Birlesik Magazalar AS	3,415,268
663,900	Turkiye Garanti Bankasi AS	1,840,883

	Total	7,070,520

United Kingdom (12.7%)
241,720	3i Group plc	2,917,519
65,474	Abcam plc	1,137,118
278,811	Anglo American plc	6,494,794
9,274	Ascential plc	54,278
248,381	Ashmore Group plc	1,329,935
164,360	Ashtead Group plc	4,481,551
2,419	ASOS plc[a]	236,642
96,484	Associated British Foods plc	3,373,221
5,520	Aveva Group plc	148,043
174,778	Aviva plc	1,219,788
137,082	BBA Aviation plc	617,233
55,952	Bellway plc	2,394,463
1,022,049	BHP Billiton plc	20,198,927
21,110	Big Yellow Group plc	252,895
31,531	Bodycote plc	396,674
861,529	BP plc	5,811,089
93,817	Brewin Dolphin Holdings plc	454,576
119,686	British American Tobacco plc	6,918,657
20,180	Carnival plc	1,298,851
112,343	Coca-Cola HBC AG	4,157,431
11,211	Dart Group plc	131,012
8,630	Derwent London plc	375,663
279,657	Diageo plc	9,457,897
22,839	Dialog Semiconductor plc[a]	543,923
800,130	Direct Line Insurance Group plc	4,284,295
185,382	Electrocomponents plc	1,561,461

Shares	Common Stock (87.1%)	Value
United Kingdom (12.7%) - continued
42,385	Elementis plc	$175,810
4,422	EMIS Group plc	50,377
10,299	Esure Group plc	31,362
114,846	Fenner plc	981,273
12,314	Fevertree Drinks plc	454,911
30,018	Galliford Try plc	352,756
10,006	Galliford Try plc, Right[a]	39,308
108,893	Grainger plc	441,486
49,546	Halma plc	820,145
611,460	Hansteen Holdings plc	1,095,561
720,487	Hays plc	1,905,990
542,953	Howden Joinery Group plc	3,514,464
3,181,355	HSBC Holdings plc	29,875,127
68,342	Ibstock plc[c]	270,308
253,398	Inchcape plc	2,456,778
308,592	Intermediate Capital Group plc	4,262,305
278,149	JD Sports Fashion plc	1,311,904
412,377	Jupiter Fund Management plc	2,733,845
12,184	Just Eat pcl[a]	119,310
275,104	KAZ Minerals plc[a]	3,318,590
841,546	Legal & General Group plc	3,049,127
3,842,031	Lloyds TSB Group plc	3,494,806
415,359	Man Group plc	1,001,587
882,581	Marks and Spencer Group plc	3,352,436
132,446	Mondi plc	3,559,889
19,761	Moneysupermarket.com Group plc	79,541
19,132	Morgan Advanced Materials plc	85,465
309,603	National Express Group plc	1,678,505
103,482	NEX Group plc	1,426,965
33,605	Next plc	2,246,456
79,560	NMC Health plc	3,793,795
20,398	On the Beach Group plc[c]	153,108
110,691	OneSavings Bank plc	580,578
743,058	PageGroup plc	5,599,583
170,326	Paragon Banking Group plc	1,127,398
100,104	Persimmon plc	3,552,907
262,729	Prudential plc	6,565,236
346,663	QinetiQ Group plc	1,004,467
207,317	Redrow plc	1,732,303
152,387	RELX plc	3,130,302
4,986	Renishaw plc	315,314
243,475	Rentokil Initial plc	927,882
66,047	Rio Tinto plc	3,351,484
240,217	Royal Bank Of Scotland Group plc[a]	873,865
201,790	Royal Dutch Shell plc, Class A	6,384,323
475,847	Royal Dutch Shell plc, Class B	15,311,978
1,249,754	Royal Mail plc	9,485,338
71,629	Safestore Holdings plc	493,936
142,519	Saga plc	225,548
61,954	Savills plc	853,750
68,009	Schroders plc	3,051,438
166,003	Senior plc	701,823
222,466	Smith & Nephew plc	4,161,661
294,325	Smiths Group plc	6,260,676
6,495	Spectris plc	245,822
24,052	Spirax-Sarco Engineering plc	1,940,233
589,409	SSP Group plc	5,063,052
218,495	Standard Chartered plc	2,189,831
158,134	Synthomer plc	1,066,856
310,578	Thomas Cook Group plc	515,690
85,155	Unilever plc	4,722,903
51,449	UNITE Group plc	570,930
100,526	Vesuvius plc	824,038
15,080	Victrex plc	543,708
13,595	WH Smith plc	372,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
278

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (87.1%)	Value
United Kingdom (12.7%) - continued
398,105	William Hill plc	$1,845,841

	Total	253,974,673

United States (0.3%)
27,832	Kulicke and Soffa Industries, Inc.[a]	696,078
135,100	Yum China Holding, Inc.	5,606,650

	Total	6,302,728

	Total Common Stock (cost $1,535,177,072)	1,737,656,800

Principal Amount	Long-Term Fixed Income (9.0%)
Argentina (0.8%)
	Argentina Government International Bond
$3,860,000	Zero Coupon, 2/8/2019[f]	203,037
1,150,000	24.226%, (BADLARPP + 2.5%), 3/11/2019[f,g]	58,976
1,450,000	24.809%, (BADLARPP + 3.25%), 3/1/2020[f,g]	76,702
900,000	Zero Coupon, 3/6/2020[f]	47,117
20,775,000	27.277%, (ARPP7DRR FLAT), 6/21/2020[f,g]	1,105,152
190,000	6.875%, 4/22/2021	201,400
2,725,000	24.938%, (BADLARPP + 2%), 4/3/2022[f,g]	138,734
1,020,000	3.375%, 1/15/2023[h]	1,241,505
1,580,000	7.500%, 4/22/2026	1,687,440
70,000	15.500%, 10/17/2026[f]	3,677
1,340,000	6.875%, 1/26/2027	1,366,130
550,000	5.875%, 1/11/2028	517,275
1,020,000	5.250%, 1/15/2028[h]	1,223,684
1,018,317	7.820%, 12/31/2033[h]	1,400,265
151,371	7.820%, 12/31/2033[h]	210,003
569,227	8.280%, 12/31/2033	610,212
2,105,000	7.125%, 7/6/2036	2,026,063
220,000	2.260%, 12/31/2038[h,i]	187,053
2,150,000	2.500%, 12/31/2038[i]	1,427,600
150,000	6.250%, 11/9/2047[h]	170,854
1,370,000	6.875%, 1/11/2048	1,250,125
	Argentina Treasury Bond BONCER
300,000	2.500%, 7/22/2021[f]	20,876
	Cablevision SA
160,000	6.500%, 6/15/2021	166,619
150,000	6.500%, 6/15/2021[c]	156,206
	Central Bank of Argentina
16,475,000	Zero Coupon, 5/16/2018[f]	784,223

	Total	16,280,928

Bahrain (<0.1%)
	Bahrain Government International Bond
470,000	6.750%, 9/20/2029[c]	439,112

	Total	439,112

Belize (<0.1%)
	Belize Government International Bond
116,500	4.938%, 2/20/2034*	69,172

	Total	69,172

Bermuda (0.1%)
	Bermuda Government International Bond
460,000	3.717%, 1/25/2027[c]	448,500

Principal Amount	Long-Term Fixed Income (9.0%) Value
Bermuda (0.1%) - continued
	Digicel, Ltd.
$770,000	6.750%, 3/1/2023[c]	$693,870
	Li & Fung, Ltd.
1,170,000	6.000%, 5/25/2018[g,j]	1,169,415
	TiVo Corporation
320,000	6.000%, 4/15/2021	300,400

	Total	2,612,185

Brazil (0.2%)
	Banco do Brasil SA/Cayman
1,040,000	6.250%, 4/15/2024[g,j]	946,400
200,000	9.000%, 6/18/2024[g,j]	214,072
	Brazil Government International Bond
202,000	6.000%, 8/15/2050[k]	212,700
	Brazil Loan Trust 1
115,138	5.477%, 7/24/2023	120,146
467,745	5.477%, 7/24/2023*	488,092
	Brazil Minas SPE via State of Minas Gerais
209,000	5.333%, 2/15/2028	208,686
330,000	5.333%, 2/15/2028*	329,505
	Brazil Notas do Tesouro Nacional Serie F
2,150,000	10.000%, 1/1/2027[k]	687,742
	Embraer Netherlands BV
27,000	5.050%, 6/15/2025	27,692
	Itau Unibanco Holding SA
420,000	6.125%, 12/12/2022*,g,j	411,600
	Samarco Mineracao SA
200,000	4.125%, 11/1/2022[l]	147,602

	Total	3,794,237

Cayman Islands (0.1%)
	Agromercantil Senior Trust
110,000	6.250%, 4/10/2019	111,719
	China Evergrande Group
210,000	8.250%, 3/23/2022	215,316
240,000	8.750%, 6/28/2025	239,352
	Kaisa Group Holdings, Ltd.
200,000	8.500%, 6/30/2022	186,877
400,000	9.375%, 6/30/2024	372,244

	Total	1,125,508

Chile (0.2%)
	Chile Government International Bond
1,650,000	3.240%, 2/6/2028	1,617,825
	GNL Quintero SA
710,000	4.634%, 7/31/2029[c]	717,988
	Itau CorpBanca
552,000	3.875%, 9/22/2019[c]	556,175
	Sociedad Quimica y Minera de Chile SA
120,000	5.500%, 4/21/2020	124,800
210,000	3.625%, 4/3/2023	209,202
448,000	4.375%, 1/28/2025*	453,044

	Total	3,679,034

Colombia (0.1%)
	Banco de Bogota SA
1,260,000	6.250%, 5/12/2026[c]	1,324,273
	Colombia Government International Bond
280,000	2.625%, 3/15/2023	267,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
279

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Colombia (0.1%) - continued
$360,000	4.500%, 1/28/2026	$372,060

	Total	1,964,013

Costa Rica (0.2%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	200,990
410,000	5.250%, 8/12/2018[c]	412,030
	Banco Nacional de Costa Rica
410,000	4.875%, 11/1/2018[c]	410,000
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	33,472
520,000	5.625%, 4/30/2043	468,286
290,000	7.158%, 3/12/2045	302,180
950,000	7.158%, 3/12/2045[c]	989,900
	Ecopetrol SA
120,000	7.625%, 7/23/2019	126,780

	Total	2,943,638

Croatia (<0.1%)
	Croatia Government International Bond
185,000	3.875%, 5/30/2022[h]	252,901

	Total	252,901

Dominican Republic (0.4%)
	Aeropuertos Dominicanos Siglo XXI SA
590,000	6.750%, 3/30/2029[c]	638,675
	Dominican Republic Government International Bond
8,100,000	15.000%, 4/5/2019[m]	174,829
3,600,000	16.000%, 7/10/2020[m]	84,122
813,000	7.500%, 5/6/2021	864,569
3,800,000	11.500%, 5/10/2024[m]	83,323
310,000	8.625%, 4/20/2027	365,800
2,700,000	18.500%, 2/4/2028*,m	78,662
4,100,000	11.375%, 7/6/2029[m]	87,438
2,237,000	6.850%, 1/27/2045	2,410,367
1,450,000	6.850%, 1/27/2045[c]	1,562,375
1,170,000	6.500%, 2/15/2048[c]	1,210,950

	Total	7,561,110

Ecuador (0.4%)
	Ecuador Government International Bond
400,000	10.750%, 3/28/2022	437,600
1,250,000	7.950%, 6/20/2024	1,240,625
670,000	9.650%, 12/13/2026	706,850
1,270,000	9.650%, 12/13/2026[c]	1,339,850
1,450,000	9.625%, 6/2/2027[c]	1,552,515
1,820,000	8.875%, 10/23/2027[c]	1,852,214
200,000	7.875%, 1/23/2028	192,540
960,000	7.875%, 1/23/2028[c]	924,192
	EP PetroEcuador
78,947	7.925%, (LIBOR 3M + 5.63%), 9/24/2019[g]	79,539

	Total	8,325,925

Egypt (0.1%)
	Citigroup Global Markets Holdings, Inc.
13,250,000	Zero Coupon, 5/10/2018[c,n]	733,890
	Egypt Government International Bond
250,000	8.500%, 1/31/2047	278,625

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Egypt (0.1%) - continued
$1,500,000	7.903%, 2/21/2048[c]	$1,577,148

	Total	2,589,663

El Salvador (<0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	104,013
90,000	7.750%, 1/24/2023	97,976
295,000	6.375%, 1/18/2027	290,575
110,000	8.625%, 2/28/2029[c]	126,225
20,000	8.250%, 4/10/2032	22,418

	Total	641,207

France (<0.1%)
	CMA CGM SA
110,000	5.250%, 1/15/2025[c,h]	121,529

	Total	121,529

Guatemala (0.2%)
	Agromercantil Senior Trust
320,000	6.250%, 4/10/2019[c]	325,001
	Guatemala Government International Bond
850,000	5.750%, 6/6/2022	896,410
760,000	4.500%, 5/3/2026[c]	751,640
210,000	4.500%, 5/3/2026	207,690
820,000	4.375%, 6/5/2027[c]	797,450
380,000	4.875%, 2/13/2028[c]	378,948
780,000	4.875%, 2/13/2028	777,839

	Total	4,134,978

Honduras (0.1%)
	Honduras Government International Bond
610,000	8.750%, 12/16/2020*	673,983
675,000	8.750%, 12/16/2020	745,801

	Total	1,419,784

Hong Kong (<0.1%)
	CNAC (HK) Finbridge Company, Ltd.
400,000	4.125%, 7/19/2027	376,057

	Total	376,057

Hungary (<0.1%)
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[c]	224,533

	Total	224,533

India (0.1%)
	Bank of Baroda
1,700,000	4.875%, 7/23/2019	1,730,517
	Hindustan Petroleum Corporation, Ltd.
200,000	4.000%, 7/12/2027	191,222
	NTPC, Ltd.
150,000	2.750%, 2/1/2027h	188,075
	Reliance Industries, Ltd.
570,000	3.667%, 11/30/2027[c]	538,093

	Total	2,647,907

Indonesia (0.9%)
	Indonesia Government International Bond
360,000	2.625%, 6/14/2023[c,h]	470,314
470,000	5.375%, 10/17/2023	505,233

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
280

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Indonesia (0.9%) - continued
$1,840,000	5.875%, 1/15/2024	$2,021,792
1,070,000	3.375%, 7/30/2025[h]	1,445,029
210,000	4.750%, 1/8/2026	219,343
1,340,000	4.750%, 1/8/2026[c]	1,399,618
1,370,000	3.750%, 6/14/2028[h]	1,907,727
360,000	3.750%, 6/14/2028[c,h]	501,301
585,000	8.500%, 10/12/2035	830,406
200,000	6.625%, 2/17/2037	242,227
750,000	5.250%, 1/17/2042	788,553
200,000	6.750%, 1/15/2044	251,380
210,000	5.250%, 1/8/2047	223,028
	Perusahaan Penerbit SBSN Indonesia III
200,000	4.000%, 11/21/2018[c]	201,350
230,000	3.400%, 3/29/2022[c]	226,849
320,000	4.325%, 5/28/2025	322,848
320,000	4.325%, 5/28/2025[c]	322,848
200,000	4.550%, 3/29/2026	204,434
200,000	4.550%, 3/29/2026[c]	204,434
2,170,000	4.150%, 3/29/2027[c]	2,148,300
3,000,000	4.400%, 3/1/2028[c]	3,022,500

	Total	17,459,514

Ireland (0.1%)
	Credit Bank of Moscow PJSC
400,000	8.875%, 11/10/2022[g,j]	363,200
380,000	7.500%, 10/5/2027[g]	352,289
	Phosagro OAO
410,000	3.949%, 4/24/2023[c]	401,677

	Total	1,117,166

Isle of Man (<0.1%)
	Gohl Capital, Ltd.
700,000	4.250%, 1/24/2027	688,310

	Total	688,310

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
88,000	3.839%, 12/30/2018[c]	87,980

	Total	87,980

Italy (0.1%)
	Wind Tre SPA
130,000	2.625%, 1/20/2023[h]	144,154
550,000	2.625%, 1/20/2023[c,h]	609,881
260,000	3.125%, 1/20/2025[c,h]	281,927
460,000	5.000%, 1/20/2026[c]	389,675

	Total	1,425,637

Japan (0.1%)
	SoftBank Group Corporation
890,000	6.000%, 7/19/2023[g,j]	838,825
220,000	4.750%, 9/19/2024	212,832
280,000	3.125%, 9/19/2025[h]	323,028
	Universal Entertainment Corporation
515,766	5.817%, PIK 2.683%, 8/24/2020*,o	525,437

	Total	1,900,122

Kenya (0.1%)
	Kenya Government International Bond
970,000	6.875%, 6/24/2024	1,012,721
830,000	7.250%, 2/28/2028[c]	867,566

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Kenya (0.1%) - continued
$640,000	8.250%, 2/28/2048[c]	$685,043

	Total	2,565,330

Kuwait (<0.1%)
	Kuwait Government International Bond
230,000	3.500%, 3/20/2027[c]	225,439
	State of Kuwait
670,000	3.500%, 3/20/2027	656,713

	Total	882,152

Luxembourg (0.1%)
	Altice Financing SA
290,000	6.625%, 2/15/2023[c]	287,100
280,000	7.500%, 5/15/2026[c]	274,400
720,000	7.500%, 5/15/2026	705,600
	Millicom International Cellular SA
200,000	5.125%, 1/15/2028c	190,750
	Sberbank of Russia Via SB Capital SA
410,000	5.500%, 2/26/2024[g]	413,075
	Telefonica Celular del Paraguay SA
400,000	6.750%, 12/13/2022	408,792

	Total	2,279,717

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
570,000	5.625%, 7/26/2023[c,h]	817,958
420,000	2.750%, 1/18/2025[h]	516,252
790,000	2.750%, 1/18/2025[c,h]	970,841

	Total	2,305,051

Mauritius (0.1%)
	Greenko Investment Company
200,000	4.875%, 8/16/2023	187,998
200,000	4.875%, 8/16/2023[c]	187,998
	MTN Mauritius Investment, Ltd.
210,000	6.500%, 10/13/2026[c]	221,025
	Neerg Energy, Ltd.
200,000	6.000%, 2/13/2022	197,263
400,000	6.000%, 2/13/2022[c]	394,525

	Total	1,188,809

Mexico (0.6%)
	America Movil SAB de CV
2,600,000	6.000%, 6/9/2019[p]	138,219
	Banco Mercantil del Norte SA
310,000	6.875%, 7/6/2022[c,g,j]	318,912
	BBVA Bancomer SA
270,000	5.125%, 1/18/2033[c,g]	259,200
	Cemex SAB de CV
100,000	2.750%, 12/5/2024[c,h]	121,815
	Gruma, SAB de CV
340,000	4.875%, 12/1/2024[c]	351,900
	Mexican Bonos
5,484,900	6.500%, 6/9/2022[p]	293,865
24,205,400	7.500%, 6/3/2027[p]	1,347,804
	Mexico Government International Bond
214,000	5.750%, 10/12/2110	217,745
630,000	3.750%, 1/11/2028	609,210
50,000	4.750%, 3/8/2044	48,625
370,000	4.350%, 1/15/2047	338,136
1,130,000	4.600%, 2/10/2048	1,071,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
281

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Mexico (0.6%) - continued
	Petroleos Mexicanos
$10,000	4.875%, 1/24/2022	$10,249
260,000	5.375%, 3/13/2022	269,750
1,810,000	5.125%, 3/15/2023[h]	2,534,458
265,000	6.875%, 8/4/2026	290,122
560,000	6.500%, 3/13/2027[c]	598,080
850,000	6.500%, 3/13/2027	907,800
60,000	6.375%, 1/23/2045	58,320
360,000	6.750%, 9/21/2047[c]	364,277
196,000	6.750%, 9/21/2047	198,328
210,000	6.350%, 2/12/2048[c]	202,912
	Unifin Financiera SAB de CV SOFOM ENR
470,000	7.375%, 2/12/2026[c]	458,993

	Total	11,010,525

Montenegro (<0.1%)
	Montenegro Government International Bond
200,000	3.875%, 3/18/2020[c,h]	255,318

	Total	255,318

Netherlands (0.2%)
	Embraer Netherlands Finance BV
30,000	5.400%, 2/1/2027	31,698
	Greenko Dutch BV
690,000	5.250%, 7/24/2024[c]	661,710
	Lukoil International Finance BV
200,000	4.750%, 11/2/2026	202,637
	Metinvest BV
99,156	9.373%, PIK 0.000%, 12/31/2021[o]	103,741
228,058	9.373%, PIK 0.000%, 12/31/2021[o]	238,606
	Petrobras Global Finance BV
1,310,000	6.125%, 1/17/2022	1,399,735
201,000	5.299%, 1/27/2025[c]	198,487
	Syngenta Finance NV
200,000	1.250%, 9/10/2027[h]	210,301

	Total	3,046,915

Nigeria (0.2%)
	Nigeria Government International Bond
274,000	6.750%, 1/28/2021	288,444
120,000	5.625%, 6/27/2022	122,400
320,000	6.375%, 7/12/2023	336,413
710,000	6.500%, 11/28/2027[c]	719,272
810,000	7.143%, 2/23/2030c	840,375
1,170,000	7.875%, 2/16/2032	1,273,709
880,000	7.696%, 2/23/2038[c]	926,165
220,000	7.625%, 11/28/2047[c]	227,735

	Total	4,734,513

Oman (0.1%)
	Oman Government International Bond
2,260,000	6.750%, 1/17/2048[c]	2,168,624

	Total	2,168,624

Pakistan (0.2%)
	Pakistan Government International Bond
210,000	6.750%, 12/3/2019*	214,337
2,170,000	6.875%, 12/5/2027[c]	2,047,968

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Pakistan (0.2%) - continued
	Third Pakistan International Sukuk Company, Ltd.
$640,000	5.625%, 12/5/2022[c]	$616,525

	Total	2,878,830

Panama (<0.1%)
	Panama Notas del Tesoro
110,000	4.875%, 2/5/2021	116,050

	Total	116,050

Paraguay (0.2%)
	Banco Regional SAECA
196,000	8.125%, 1/24/2019	202,409
590,000	8.125%, 1/24/2019[c]	609,293
	Paraguay Government International Bond
330,000	4.625%, 1/25/2023	338,844
200,000	5.000%, 4/15/2026	208,500
580,000	5.000%, 4/15/2026[c]	604,650
730,000	4.700%, 3/27/2027[c]	739,125
530,000	6.100%, 8/11/2044	569,750
350,000	5.600%, 3/13/2048[c]	356,125

	Total	3,628,696

Peru (0.1%)
	Abengoa Transmision Sur SA
198,740	6.875%, 4/30/2043	216,627
586,283	6.875%, 4/30/2043*	639,048
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021*	75,075
690,000	6.750%, 11/23/2021	740,025
92,000	4.625%, 4/12/2023	92,690
100,000	4.625%, 4/12/2023[c]	100,750

	Total	1,864,215

Romania (0.1%)
	Romania Government International Bond
880,000	4.375%, 8/22/2023	904,200
150,000	4.875%, 1/22/2024	158,077
500,000	2.375%, 4/19/2027[c,h]	626,761
150,000	3.875%, 10/29/2035[h]	198,543
580,000	3.375%, 2/8/2038[c,h]	713,662

	Total	2,601,243

Russia (0.2%)
	Gazprom OAO Via Gaz Capital SA
420,000	7.288%, 8/16/2037	495,126
	Lukoil International Finance BV
310,000	6.125%, 11/9/2020	328,415
	Russia Government International Bond
400,000	4.500%, 4/4/2022[c]	412,384
400,000	4.875%, 9/16/2023[c]	420,958
200,000	4.750%, 5/27/2026[c]	206,643
1,800,000	4.750%, 5/27/2026	1,859,789
200,000	4.250%, 6/23/2027[c]	199,000
200,000	5.250%, 6/23/2047[c]	199,760

	Total	4,122,075

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
282

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Senegal (<0.1%)
	Senegal Government International Bond
$650,000	4.750%, 3/13/2028[c,h]	$799,669

	Total	799,669

Singapore (<0.1%)
	ABJA Investment Company Pte, Ltd.
200,000	5.450%, 1/24/2028	186,388

	Total	186,388

South Africa (0.5%)
	Eskom Holdings SOC, Ltd.
240,000	5.750%, 1/26/2021	237,765
620,000	6.750%, 8/6/2023	626,975
400,000	7.125%, 2/11/2025	408,345
	South Africa Government International Bond
1,529,000	5.875%, 9/16/2025	1,628,309
480,000	4.875%, 4/14/2026	478,560
400,000	4.850%, 9/27/2027	394,480
650,000	4.300%, 10/12/2028	608,179
2,420,000	8.000%, 1/31/2030[q]	198,853
6,330,000	7.000%, 2/28/2031[q]	474,722
19,540,000	8.250%, 3/31/2032[q]	1,619,968
2,290,000	8.875%, 2/28/2035[q]	196,150
4,090,000	6.250%, 3/31/2036[q]	268,758
2,700,000	8.500%, 1/31/2037[q]	221,846
4,630,000	9.000%, 1/31/2040[q]	395,396
1,280,000	6.500%, 2/28/2041[q]	83,513
6,060,000	8.750%, 1/31/2044[q]	503,208
1,870,000	5.650%, 9/27/2047	1,846,999
	ZAR Sovereign Capital Fund Propriety, Ltd.
240,000	3.903%, 6/24/2020	241,440

	Total	10,433,466

South Korea (<0.1%)
	Shinsegae, Inc.
200,000	2.625%, 5/8/2045[g]	194,910

	Total	194,910

Sri Lanka (0.2%)
	Sri Lanka Government International Bond
200,000	5.125%, 4/11/2019	202,039
210,000	6.250%, 10/4/2020	217,683
171,000	6.250%, 10/4/2020[c]	177,256
340,000	5.750%, 1/18/2022[c]	343,760
200,000	6.125%, 6/3/2025	199,216
200,000	6.850%, 11/3/2025	206,966
1,520,000	6.850%, 11/3/2025[c]	1,572,943
390,000	6.825%, 7/18/2026	400,938
640,000	6.200%, 5/11/2027	629,546

	Total	3,950,347

Supranational (<0.1%)
	Eastern and Southern African Trade and Development Bank
400,000	5.375%, 3/14/2022	407,800

	Total	407,800

Suriname (0.1%)
	Suriname Government International Bond
480,000	9.250%, 10/26/2026	492,000

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Suriname (0.1%) - continued
$630,000	9.250%, 10/26/2026[c]	$645,750

	Total	1,137,750

Tajikistan (<0.1%)
	Tajikistan Government International Bond
230,000	7.125%, 9/14/2027[c]	213,037

	Total	213,037

Tunisia (<0.1%)
	Tunisia Government International Bond
100,000	5.625%, 2/17/2024[h]	125,741

	Total	125,741

Turkey (0.7%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	203,218
	Hazine Mustesarligi Varlik Kiralama AS
1,770,000	5.004%, 4/6/2023[c]	1,782,634
	TC Ziraat Bankasi AS
200,000	5.125%, 9/29/2023[c]	193,000
	Turkey Government International Bond
1,000,000	7.000%, 6/5/2020	1,059,530
1,596,000	6.250%, 9/26/2022	1,690,474
200,000	3.250%, 3/23/2023	185,580
2,235,000	5.750%, 3/22/2024	2,290,875
53,000	7.375%, 2/5/2025	58,734
1,080,000	3.250%, 6/14/2025[h]	1,330,126
652,000	4.250%, 4/14/2026	593,719
200,000	4.875%, 10/9/2026	188,500
315,000	6.000%, 3/25/2027	318,963
380,000	5.125%, 2/17/2028	358,823
20,000	6.875%, 3/17/2036	20,789
410,000	6.000%, 1/14/2041	383,350
510,000	4.875%, 4/16/2043	411,825
2,730,000	5.750%, 5/11/2047	2,425,605

	Total	13,495,745

Ukraine (0.1%)
	MHP SA
200,000	8.250%, 4/2/2020	217,191
	Ukraine Government International Bond
260,000	7.750%, 9/1/2021	272,189
340,000	7.750%, 9/1/2022	354,280
180,000	7.750%, 9/1/2023	186,141
800,000	7.750%, 9/1/2024	823,659
720,000	7.750%, 9/1/2025	737,181

	Total	2,590,641

United Arab Emirates (0.3%)
	Aabar Investments PJSC, Convertible
100,000	1.000%, 3/27/2022[h]	109,654
	Abu Dhabi Crude Oil Pipeline, LLC
1,770,000	4.600%, 11/2/2047[c]	1,719,555
	Abu Dhabi Government International Bond
1,100,000	3.125%, 5/3/2026	1,059,850
1,150,000	3.125%, 10/11/2027[c]	1,086,750
	Dolphin Energy, Ltd.
93,440	5.888%, 6/15/2019	95,299
250,000	5.500%, 12/15/2021	265,883

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
283

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (9.0%)	Value
United Arab Emirates (0.3%) - continued
	Ruwais Power Company PJSC
$200,000	6.000%, 8/31/2036	$228,146
200,000	6.000%, 8/31/2036[c]	228,146

	Total	4,793,283

United Kingdom (<0.1%)
	HSBC Bank plc
6,900,000	Zero Coupon, 6/7/2018[r]	379,116

	Total	379,116

United States (0.2%)
	Cemex Finance, LLC.
350,000	4.625%, 6/15/2024[h]	459,150
	Citigroup Global Markets Holdings, Inc.
6,830,000	Zero Coupon, 10/11/2018[c,s]	352,657
7,000,000	Zero Coupon, 11/1/2018[c,s]	357,948
7,000,000	Zero Coupon, 11/29/2018[c,s]	354,296
	Comcel Trust
200,000	6.875%, 2/6/2024[c]	208,644
210,000	6.875%, 2/6/2024	219,076
	Commonwealth of Puerto Rico G.O.
605,000	8.000%, 7/1/2035, Ser. Ae,l	257,125
	Commonwealth of Puerto Rico Public Improvement G.O.
105,000	5.750%, 7/1/2041, Ser. Ae,l	45,413
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
5,000	5.750%, 7/1/2028, Ser. Ae,l	2,162
75,000	5.500%, 7/1/2032, Ser. Ae,l	33,562
	JPMorgan Chase
7,300,000	Zero Coupon, 2/7/2019[s]	362,056
	Puerto Rico Sales Tax Financing Corporation Refg. Rev.
5,000	6.130%, 8/1/2028[e,l]	3,000
15,000	6.130%, 8/1/2030[e,l]	9,000
125,000	6.000%, 8/1/2031[e,l]	75,000
20,000	6.000%, 8/1/2032[e,l]	12,000
10,000	4.850%, 8/1/2036[e,l]	5,500
25,000	6.050%, 8/1/2037[e,l]	15,000
20,000	6.130%, 8/1/2037[e,l]	12,000
20,000	5.375%, 8/1/2038, Ser. Ce,l	4,700
95,000	6.000%, 8/1/2038[e,l]	57,000
35,000	6.130%, 8/1/2038[e,l]	21,000
5,000	6.050%, 8/1/2039[e,l]	3,000
5,000	5.000%, 8/1/2043, Ser. A-1[e,l]	1,175
	Puerto Rico Sales Tax Financing Corporation Rev.
45,000	5.250%, 8/1/2057[e,l]	27,225
25,000	5.750%, 8/1/2057[e,l]	15,000
10,000	5.000%, 8/1/2021[e,l]	5,850
225,000	5.250%, 8/1/2027, Ser. Ae,l	52,875
25,000	5.500%, 8/1/2028, Ser. Ae,l	5,875
25,000	6.130%, 8/1/2029[e,l]	15,000
150,000	6.750%, 8/1/2032, Ser. Ae,l	35,250
185,000	6.050%, 8/1/2036[e,l]	111,000
15,000	5.375%, 8/1/2039, Ser. Ae,l	3,525
150,000	5.000%, 8/1/2040[e,l]	87,750
185,000	5.250%, 8/1/2040[e,l]	108,225
90,000	5.500%, 8/1/2042, Ser. Ae,l	21,150
55,000	5.000%, 8/1/2046[e,l]	32,175
	Reliance Holding USA, Inc
250,000	5.400%, 2/14/2022	264,090

	Total	3,655,454

Principal Amount	Long-Term Fixed Income (9.0%)	Value
Venezuela (0.4%)
	Petroleos de Venezuela SA
$11,370,000	6.000%, 10/28/2022[l]	$2,677,635
7,010,000	6.000%, 5/16/2024[l]	1,910,225
1,486,000	6.000%, 11/15/2026[l]	401,220
1,410,000	5.375%, 4/12/2027	386,199
210,000	5.500%, 4/12/2037	60,375
	Venezuela Government International Bond
1,861,000	9.250%, 5/7/2028[l]	550,298

	Total	5,985,952

Vietnam (<0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	140,379

	Total	140,379

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
240,000	5.750%, 1/31/2027[c]	246,362
	Huarong Finance II Company, Ltd.
200,000	5.000%, 11/19/2025	201,897

	Total	448,259

Zambia (<0.1%)
	Zambia Government International Bond
378,000	5.375%, 9/20/2022	359,025
200,000	8.500%, 4/14/2024	209,000
320,000	8.970%, 7/30/2027[c]	337,359

	Total	905,384

	Total Long-Term Fixed Income (cost $179,567,448)	179,373,534

Shares	Preferred Stock (1.1%)
Germany (0.2%)
6,536	Draegerwerk AG & Company KGaA	621,233
23,769	Henkel AG & Company KGaA	3,124,511

	Total	3,745,744

South Korea (0.9%)
9,494	Samsung Electronics Company, Ltd.	18,256,327

	Total	18,256,327

	Total Preferred Stock (cost $14,383,726)	22,002,071

Shares	Collateral Held for Securities Loaned (0.4%)
8,663,117	Thrivent Cash Management Trust	8,663,117

	Total Collateral Held for Securities Loaned (cost $8,663,117)	8,663,117

Shares or Principal Amount	Short-Term Investments (1.9%)
	Banco del Estado de Chile
796,000	2.377%, (LIBOR 1M + 0.5%), 9/28/2018[g,t]	795,916
	China Construction Bank Corporation
993,000	2.370%, 5/14/2018[c,t]	989,976
	Dominion Resources, Inc.
315,000	2.680%, 6/22/2018t	313,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
284

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (1.9%)	Value
	Electricite de France
868,000	2.320%, 4/27/2018[t]	$866,415
	Federal Home Loan Bank Discount Notes
300,000	1.500%, 4/3/2018[t,u]	299,986
400,000	1.458%, 4/11/2018[t,u]	399,834
100,000	1.620%, 5/2/2018[t,u]	99,858
200,000	1.500%, 5/4/2018[t,u]	199,698
2,800,000	1.670%, 6/6/2018[t,u]	2,791,303
	HP, Inc.
556,000	2.550%, 4/27/2018[c,t]	555,152
	Marriott International, Inc.
653,000	2.510%, 5/9/2018[t]	651,280
	Potash Corporation of Saskatchewan
460,000	2.570%, 5/31/2018[t]	458,081
500,000	2.820%, 6/11/2018[c,t]	497,497
	Schlumberger Holdings Corporation
251,000	2.580%, 5/29/2018[c,t]	250,033
	Sempra Global
526,000	2.750%, 6/25/2018[c,t]	522,784
	Southern Company
458,000	2.750%, 6/21/2018[c,t]	455,348
	Thrivent Core Short-Term Reserve Fund
2,747,993	1.940%	27,479,931
	United Overseas Bank, Ltd.
993,000	2.400%, 7/27/2018[c,t]	985,387

	Total Short-Term Investments (cost $38,609,760)	38,611,629

	Total Investments (cost $1,776,401,123) 99.5%	$1,986,307,151

	Other Assets and Liabilities, Net 0.5%	9,618,874

	Total Net Assets 100.0%	$1,995,926,025

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $107,088,832 or 5.4% of total net assets.

d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	In bankruptcy. Interest is not being accrued.
f	Principal amount is displayed in Argentine Pesos.
g

Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

h	Principal amount is displayed in Euros.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Principal amount is displayed in Brazilian Real.
l	Defaulted security. Interest is not being accrued.
m	Principal amount is displayed in Dominican Republic Pesos.
n	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 5/8/2018
o

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of March 29, 2018.

p	Principal amount is displayed in Mexican Pesos.
q	Principal amount is displayed in South African Rand.
r	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 6/5/2018
s	Principal amount is displayed in Egyptian Pounds.
t	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
u	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Portfolio as of March 29, 2018 was $3,957,955 or 0.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$586,253
Belize Government International Bond, 2/20/2034	3/22/2017	76,842
Brazil Loan Trust 1, 7/24/2023	7/25/2013	477,864
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	322,570
Corporacion Lindley SA, 11/23/2021	11/18/2011	70,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
285

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Security	Acquisition Date	Cost
Dominican Republic Government International Bond, 2/4/2028	3/6/2013	$76,637
Honduras Government International Bond, 12/16/2020	12/11/2013	610,000
Itau Unibanco Holding SA, 12/12/2022	12/5/2017	420,000
Pakistan Government International Bond, 12/3/2019	11/26/2014	210,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	445,357
Universal Entertainment Corporation, 8/24/2020	10/18/2016	518,331

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Portfolio as of March 29, 2018:

Securities Lending Transactions
Common Stock	$7,562,679
Total lending	$7,562,679
Gross amount payable upon return of collateral for securities loaned	$8,663,117
Net amounts due to counterparty	$1,100,438

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
G.O.	-	General Obligation
PIK	-	Payment-In-Kind
Refg.	-	Refunding
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series

Reference Rate Index:

ARPP7DRR	-	Argentina Central Bank 7 Day Repo
Reference Rate
BADLARPP	-	Argentina Deposit Rates Badlar Private
Banks
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
286

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	265,506,144	5,755,527	259,750,617	–
Consumer Staples	173,096,153	6,089,238	167,006,915	–
Energy	98,343,236	5,577,960	92,762,417	2,859
Financials	336,334,285	12,956,289	323,377,235	761
Health Care	121,647,113	–	121,647,113	–
Industrials	258,184,669	39,308	258,145,361	–
Information Technology	164,554,669	1,639,034	162,915,635	–
Materials	196,332,242	7,110,858	189,221,384	–
Real Estate	51,406,625	–	51,406,625	–
Telecommunications Services	42,929,125	–	42,929,124	1
Utilities	29,322,539	–	29,322,539	–
Long-Term Fixed Income
Basic Materials	2,451,418	–	2,451,418	–
Capital Goods	640,355	–	640,355	–
Communications Services	6,771,023	–	6,771,023	–
Consumer Cyclical	1,408,657	–	1,408,657	–
Consumer Non-Cyclical	2,993,408	–	2,993,408	–
Energy	17,049,030	–	17,049,030	–
Financials	14,651,601	–	14,651,601	–
Foreign Government	126,431,497	–	126,431,497	–
Transportation	1,478,192	–	1,478,192	–
U.S. Government and Agencies	202,912	–	202,912	–
U.S. Municipals	1,077,537	–	1,077,537	–
Utilities	4,217,904	–	4,217,904	–
Preferred Stock
Consumer Staples	3,124,511	–	3,124,511	–
Health Care	621,233	–	621,233	–
Information Technology	18,256,327	–	18,256,327	–
Short-Term Investments	11,131,698	–	11,131,698	–

Subtotal Investments in Securities	$1,950,164,103	$39,168,214	$1,910,992,268	$3,621

Other Investments*	Total
Short-Term Investments	27,479,931
Collateral Held for Securities Loaned	8,663,117

Subtotal Other Investments	$36,143,048

Total Investments at Value	$1,986,307,151

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	386,402	386,402	–	–
Foreign Currency Forward Contracts	524,315	–	524,315	–

Total Asset Derivatives	$910,717	$386,402	$524,315	$–

Liability Derivatives
Futures Contracts	451,775	451,775	–	–
Foreign Currency Forward Contracts	642,821	–	642,821	–

Total Liability Derivatives	$1,094,596	$451,775	$642,821	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
287

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $4,585,323 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
2-Yr. U.S. Treasury Bond Futures	98	July 2018	$20,832,965	$2,754
5-Yr. U.S. Treasury Bond Futures	121	July 2018	13,811,827	37,947
20-Yr. U.S. Treasury Bond Futures	28	June 2018	4,010,236	95,264
CME Ultra Long Term U.S. Treasury Bond	46	June 2018	7,133,149	248,414
Eurex 2-Yr. Euro SCHATZ	5	June 2018	687,800	1,007
Eurex Euro STOXX 50 Index	45	June 2018	1,846,457	(27,542)
FTSE 100 Index	10	June 2018	999,477	(18,712)
HKG Hang Seng Index	1	April 2018	192,404	(958)
ICE mini MSCI EAFE Index	109	June 2018	11,048,885	(145,615)
SFE S&P ASX Share Price Index 200	4	June 2018	461,014	(20,462)
SGX MSCI Singapore Index	4	April 2018	117,750	1,016
TSE Tokyo Price Index	8	June 2018	1,292,035	(9,012)

Total Futures Long Contracts			$62,433,999	$164,101

10-Yr. U.S. Treasury Bond Futures	(39)	June 2018	($4,691,003)	($33,481)
CME 3 Month Eurodollar	(82)	December 2019	(19,928,743)	(333)
Eurex 10-Yr. Euro BUND	(48)	June 2018	(9,293,150)	(118,916)
Eurex 30-Yr. Euro BUXL	(4)	June 2018	(792,024)	(21,452)
Eurex 5-Yr. Euro BOBL	(49)	June 2018	(7,863,115)	(47,813)
Ultra 10-Yr. U.S. Treasury Note	(4)	June 2018	(511,958)	(7,479)

Total Futures Short Contracts			($43,079,993)	($229,474)

Total Futures Contracts			$19,354,006	($65,373)

Reference Description:

ASX	-	Australian Securities Exchange
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
FTSE	-	Financial Times Stock Exchange
HKG	-	Hong Kong Stock Exchange
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s
SFE	-	Sydney Futures Exchange
SGX	-	Singapore Stock Exchange
TSE	-	Tokyo Stock Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
288

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s foreign currency forward contracts held as of March 29, 2018.

Foreign Currency Forward Contracts
Currency to Receive	Counterparty	Contracts to Receive	Currency to Deliver	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Argentina Peso	MSC	15,353,540	USD	4/4/2018	$760,265	($19,018)
Argentina Peso	MSC	15,353,540	USD	4/4/2018	762,606	527
Argentina Peso	MSC	2,824,429	USD	4/9/2018	139,499	536
Argentina Peso	MSC	15,858,740	USD	4/12/2018	782,057	12,651
Argentina Peso	MSC	4,870,171	USD	4/16/2018	239,672	(61)
Argentina Peso	MSC	2,673,304	USD	4/20/2018	131,288	3,256
Argentina Peso	MSC	2,047,385	USD	5/2/2018	99,922	389
Argentina Peso	MSC	11,084,514	USD	5/7/2018	539,558	6,905
Argentina Peso	MSC	4,817,926	USD	5/11/2018	234,027	2,563
Argentina Peso	MSC	1,977,339	USD	5/14/2018	95,896	1,386
Argentina Peso	MSC	4,174,426	USD	5/17/2018	202,127	2,823
Argentina Peso	MSC	9,850,834	USD	5/24/2018	475,214	4,220
Argentina Peso	MSC	9,670,116	USD	5/31/2018	464,721	4,020
Argentina Peso	MSC	15,353,540	USD	7/3/2018	724,461	(1,303)
Brazilian Real	MSC	10,640,402	USD	4/3/2018	3,222,948	21,672
Brazilian Real	MSC	10,640,402	USD	4/3/2018	3,221,773	(52,191)
Brazilian Real	MSC	10,099,750	USD	5/3/2018	3,051,194	25,142
Chilean Peso	MSC	409,757,431	USD	4/20/2018	679,055	(984)
Chilean Peso	MSC	542,666,162	USD	4/27/2018	899,540	6,908
Chinese Yuan	MSC	19,542,488	USD	3/30/2018	3,106,074	14,137
Chinese Yuan	MSC	14,562,648	USD	4/16/2018	2,313,214	12,885
Chinese Yuan Offshore	BNP	14,084,678	USD	6/20/2018	2,237,461	28,169
Chinese Yuan Offshore	DB	4,243,503	EUR	6/20/2018	674,114	3,152
Chinese Yuan Offshore	DB	4,268,448	USD	6/20/2018	678,076	4,855
Chinese Yuan Offshore	CITI	2,287,932	USD	6/20/2018	363,456	2,540
Chinese Yuan Offshore	HSBC	6,343,797	USD	6/20/2018	1,007,761	10,917
Colombian Peso	MSC	2,698,567,947	USD	4/20/2018	965,939	18,796
Colombian Peso	MSC	1,517,334,103	USD	4/27/2018	543,142	10,317
Czech Republic Koruna	MSC	17,049,478	EUR	6/20/2018	830,643	4,712
Euro	MSC	1,485,606	HUF	6/20/2018	1,839,277	8,996
Euro	MSC	374,517	PLN	6/20/2018	463,676	1,074
Euro	MSC	275,248	CZK	6/20/2018	340,775	2,770
Hong Kong Dollar	MSC	5,769,254	USD	6/20/2018	737,176	(1,126)
Hong Kong Dollar	MSC	18,651,323	USD	9/19/2018	2,387,969	1,516
Hungarian Forint	MSC	705,411,862	EUR	6/20/2018	2,797,298	6,870
Indian Rupee	MSC	138,101,527	USD	4/5/2018	2,115,687	(33,930)
Indian Rupee	MSC	9,580,093	USD	4/6/2018	146,885	(117)
Indian Rupee	MSC	265,162,556	USD	4/13/2018	4,058,438	(6,150)
Indian Rupee	MSC	46,749,327	USD	4/16/2018	715,270	(3,427)
Indian Rupee	MSC	270,428,675	USD	4/27/2018	4,132,263	(48,923)
Indonesian Rupiah	MSC	4,103,892,515	USD	4/9/2018	297,852	(153)
Indonesian Rupiah	MSC	49,326,213,840	USD	4/11/2018	3,579,505	(52,599)
Indonesian Rupiah	MSC	31,226,259,167	USD	4/16/2018	2,265,215	(63,754)
Indonesian Rupiah	MSC	77,974,810,046	USD	4/26/2018	5,652,394	(1,678)
Japanese Yen	MSC	70,036,426	USD	6/20/2018	662,041	(3,959)
Mexican Peso	MSC	31,166,738	USD	6/20/2018	1,692,617	40,553
New Taiwan Dollar	MSC	16,682,923	USD	4/16/2018	572,907	1,112
New Taiwan Dollar	MSC	35,414,657	USD	4/17/2018	1,216,259	(2,366)
New Taiwan Dollar	MSC	46,062,539	USD	4/27/2018	1,583,065	(8,473)
New Taiwan Dollar	MSC	115,992,413	USD	5/10/2018	3,990,359	(2,638)
Peruvian Nuevo Sol	MSC	3,793,099	USD	4/5/2018	1,175,946	(2,877)
Peruvian Nuevo Sol	MSC	3,698,662	USD	4/9/2018	1,146,766	4,306
Polish Zloty	MSC	14,528,019	EUR	6/20/2018	4,253,518	(509)
Russian Ruble	MSC	181,999,415	USD	5/17/2018	3,160,379	(16,098)
Singapore Dollar	MSC	3,235,844	USD	6/20/2018	2,474,090	2,954
South African Rand	MSC	73,456,397	USD	6/20/2018	6,139,676	6,417
South African Rand	MSC	3,987,336	USD	6/20/2018	336,804	3,895
South Korean Won	MSC	806,169,810	USD	4/5/2018	756,610	6,197
South Korean Won	MSC	355,485,791	USD	4/9/2018	333,703	1,657
South Korean Won	MSC	3,654,925,498	USD	4/12/2018	3,431,515	15,963
South Korean Won	MSC	607,858,663	USD	4/16/2018	570,824	(971)
South Korean Won	MSC	1,012,959,518	USD	4/26/2018	951,749	8,864

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
289

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Foreign Currency Forward Contracts

Currency to Receive
South Korean Won	MSC	426,777,968	USD	4/27/2018	$401,011	$5,115
Thai Baht	MSC	18,793,320	USD	4/12/2018	601,383	1,781
Turkish Lira	MSC	2,709,104	USD	6/20/2018	670,027	(1,519)
Total					$97,096,632	($1,306)

Currency to Deliver	Counterparty	Contracts to Deliver	Currency to Receive	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Argentina Peso	MSC	15,353,540	USD	4/4/2018	$760,265	$565
Argentina Peso	MSC	15,353,540	USD	4/4/2018	762,605	(526)
Brazilian Real	MSC	10,640,401	USD	4/3/2018	3,222,948	(21,671)
Brazilian Real	MSC	10,640,402	USD	4/3/2018	3,221,771	(20,915)
Chilean Peso	MSC	987,963,700	USD	4/20/2018	1,637,266	13,555
Chinese Yuan	MSC	19,542,487	USD	3/30/2018	3,106,074	(7,018)
Chinese Yuan	MSC	5,041,008	USD	4/16/2018	800,742	(5,505)
Chinese Yuan Offshore	DB	2,088,700	USD	6/20/2018	331,806	(861)
Chinese Yuan Offshore	CITI	2,078,988	USD	6/20/2018	330,264	1,678
Chinese Yuan Offshore	SB	4,216,813	USD	6/20/2018	669,874	(5,618)
Colombian Peso	MSC	858,404,688	USD	4/20/2018	307,262	(9,265)
Czech Republic Koruna	MSC	7,013,596	EUR	6/20/2018	341,699	(3,694)
Euro	MSC	17,285,761	USD	6/8/2018	21,378,987	(10,157)
Euro	MSC	669,460	CZK	6/20/2018	828,835	(2,904)
Euro	MSC	90,077	USD	6/20/2018	111,521	439
Euro	MSC	2,260,320	HUF	6/20/2018	2,798,423	(7,995)
Euro	MSC	3,435,274	PLN	6/20/2018	4,253,091	936
Euro	DB	539,893	CNH	6/20/2018	668,422	2,540
Hong Kong Dollar	SB	8,993,298	USD	5/11/2018	1,147,664	13,336
Hong Kong Dollar	MSC	1,915,564	USD	5/23/2018	244,546	41
Hong Kong Dollar	HSBC	11,714,787	USD	9/19/2018	1,499,869	10,131
Hungarian Forint	MSC	463,015,303	EUR	6/20/2018	1,836,079	(5,797)
Indian Rupee	MSC	138,101,527	USD	4/5/2018	2,115,687	5,590
Indian Rupee	MSC	9,580,093	USD	4/6/2018	146,748	(538)
Indian Rupee	MSC	175,050,876	USD	4/13/2018	2,679,237	2,373
Indian Rupee	MSC	151,617,736	USD	4/27/2018	2,316,783	9,932
Indian Rupee	MSC	9,580,093	USD	4/27/2018	146,885	(255)
Indonesian Rupiah	MSC	22,552,780,946	USD	4/11/2018	1,636,610	49,480
Japanese Yen	MSC	66,371,504	USD	6/20/2018	627,397	(434)
Mexican Peso	MSC	28,649,830	USD	6/12/2018	1,557,805	(22,082)
Mexican Peso	MSC	59,592,793	USD	6/20/2018	3,236,392	(74,358)
New Taiwan Dollar	MSC	121,506,550	USD	4/17/2018	4,172,944	(18,495)
New Taiwan Dollar	MSC	109,310,130	USD	4/27/2018	3,756,741	15,292
New Taiwan Dollar	MSC	128,826,167	USD	5/10/2018	4,431,865	124
Peruvian Nuevo Sol	MSC	3,793,099	USD	4/5/2018	1,175,946	(4,677)
Polish Zloty	MSC	1,587,761	EUR	6/20/2018	464,865	(2,263)
Russian Ruble	MSC	15,898,397	USD	5/17/2018	276,072	1,977
Singapore Dollar	MSC	1,311,886	USD	6/20/2018	1,003,053	(1,592)
South African Rand	MSC	931,279	USD	4/3/2018	78,618	410
South African Rand	MSC	37,810,518	USD	5/18/2018	3,174,167	3,647
South African Rand	MSC	17,290,166	USD	6/20/2018	1,445,157	15,056
South Korean Won	MSC	806,169,810	USD	4/5/2018	756,609	(5,792)
South Korean Won	MSC	2,857,057,925	USD	4/12/2018	2,682,418	(36,264)
South Korean Won	MSC	709,847,275	USD	4/16/2018	666,598	(3,683)
South Korean Won	MSC	355,503,875	USD	4/26/2018	334,022	(1,013)
Thai Baht	MSC	9,550,320	USD	4/12/2018	305,609	(1,694)
Thai Baht	MSC	9,552,505	USD	4/16/2018	305,735	(611)
Turkish Lira	MSC	4,519,618	USD	6/20/2018	1,117,810	11,375
Total					$90,871,786	($117,200)
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward Contracts						($118,506)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
290

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Counterparty:

BNP	-	BNP Paribas
CITI	-	Citibank
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
MSC	-	Morgan Stanley & Company
SB	-	Standard Bank plc

Currency:

CNH	-	Chinese Yuan Offshore
CZK	-	Czech Republic Koruna
EUR	-	Euro
HUF	-	Hungarian Forint
PLN	-	Polish Zloty
USD	-	United States Dollar

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$38,316	$115,652	$126,488	2,748	$27,480	1.4%

Total Affiliated Short-Term Investments	38,316				27,480	1.4

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	98,289	89,626	8,663	8,663	0.4

Total Collateral Held for Securities Loaned	–				8,663	0.4

Total Value	$38,316				$36,143

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$154

Total Income from Affiliated Investments				$154

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	50

Total Affiliated Income from Securities Loaned, Net				$50

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
291

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.6%)	Value
Consumer Discretionary (0.2%)
2,500	Carnival Corporation	$163,950
5,000	MGM Resorts International	175,100

	Total	339,050

Diversified REITS (4.0%)
11,292	American Assets Trust, Inc.	377,266
12,450	Armada Hoffler Properties, Inc.	170,441
18,387	Colony NorthStar, Inc.	103,335
29,919	Empire State Realty Trust, Inc.	502,340
32,493	Forest City Realty Trust, Inc.	658,308
35,901	Gramercy Property Trust	780,129
28,414	Lexington Realty Trust	223,618
24,543	Liberty Property Trust	975,093
1,058	PS Business Parks, Inc.	119,596
88,760	Spirit Realty Capital, Inc.	688,778
41,046	Store Capital Corporation	1,018,762
69,734	VEREIT, Inc.	485,349
9,515	Washington REIT	259,759
10,500	Winthrop Realty Trust Liquidation Escrow[a,b]	59,220
3,450	WP Carey, Inc.	213,865

	Total	6,635,859

Health Care REITs (7.5%)
29,511	Brookdale Senior Living, Inc.[b]	198,019
600	CareTrust REIT, Inc.	8,040
69,942	HCP, Inc.	1,624,753
33,762	Healthcare Realty Trust, Inc.	935,545
60,419	Healthcare Trust of America, Inc.	1,598,082
19,564	Medical Properties Trust, Inc.	254,332
6,820	National Health Investors, Inc.	458,918
7,471	Omega Healthcare Investors, Inc.	202,016
59,270	Physicians Realty Trust	922,834
24,859	Sabra Health Care REIT, Inc.	438,761
17,822	Senior Housing Property Trust	279,092
49,820	Ventas, Inc.	2,467,585
57,877	Welltower, Inc.	3,150,245

	Total	12,538,222

Homebuilding (0.2%)
13,000	Taylor Morrison Home Corporation[b]	302,640

	Total	302,640

Hotel & Resort REITs (6.6%)
12,300	Apple Hospitality REIT, Inc.	216,111
6,000	Ashford Hospitality Prime, Inc.	58,320
12,787	Chatham Lodging Trust	244,871
16,783	Chesapeake Lodging Trust	466,735
53,695	DiamondRock Hospitality Company	560,576
8,786	Hersha Hospitality Trust	157,269
16,633	Hilton Worldwide Holdings, Inc.	1,310,015
17,449	Hospitality Properties Trust	442,158
123,729	Host Hotels & Resorts, Inc.	2,306,308
14,805	LaSalle Hotel Properties	429,493
3,500	Marriott International, Inc.	475,930
25,250	MGM Growth Properties, LLC	670,135
35,500	Park Hotels & Resorts, Inc.	959,210
16,674	Pebblebrook Hotel Trust	572,752
33,084	RLJ Lodging Trust	643,153
1,800	Ryman Hospitality Properties	139,410
23,252	Summit Hotel Properties, Inc.	316,460
76,031	Sunstone Hotel Investors, Inc.	1,157,192

	Total	11,126,098

Industrial REITS (8.6%)
19,016	DCT Industrial Trust, Inc.	1,071,361

Shares	Common Stock (99.6%)	Value
Industrial REITS (8.6%) - continued
81,870	Duke Realty Corporation	$2,167,918
6,524	EastGroup Properties, Inc.	539,274
42,696	First Industrial Realty Trust, Inc.	1,248,004
5,450	Monmouth Real Estate Investment Corporation	81,968
123,882	Prologis, Inc.	7,803,327
29,578	Rexford Industrial Realty, Inc.	851,551
12,400	STAG Industrial, Inc.	296,608
9,608	Terreno Realty Corporation	331,572

	Total	14,391,583

Information Technology (0.6%)
14,750	InterXion Holding NVb	916,123

	Total	916,123

Mortgage REITS (0.4%)
19,500	AGNC Investment Corporation	368,940
10,000	Starwood Property Trust, Inc.	209,500
4,500	Two Harbors Investment Corporation	69,165

	Total	647,605

Office REITS (14.7%)
34,512	Alexandria Real Estate Equities, Inc.	4,310,204
38,098	Boston Properties, Inc.	4,694,436
41,430	Brandywine Realty Trust	657,908
30,697	City Office REIT, Inc.	354,857
5,000	Columbia Property Trust, Inc.	102,300
24,707	Corporate Office Properties Trust	638,182
78,732	Cousins Properties, Inc.	683,394
31,057	Douglas Emmett, Inc.	1,141,655
7,000	Equity Commonwealth[b]	214,690
13,000	Franklin Street Properties Corporation	109,330
25,312	Highwoods Properties, Inc.	1,109,172
54,459	Hudson Pacific Properties, Inc.	1,771,551
22,525	JBG SMITH Properties	759,318
29,014	Kilroy Realty Corporation	2,058,833
24,905	Mack-Cali Realty Corporation	416,163
33,300	Paramount Group, Inc.	474,192
16,963	Piedmont Office Realty Trust, Inc.	298,379
23,477	SL Green Realty Corporation	2,273,278
39,254	Vornado Realty Trust	2,641,794

	Total	24,709,636

Real Estate Operating Companies (<0.1%)
3,000	Kennedy-Wilson Holdings, Inc.	52,200

	Total	52,200

Real Estate Services (0.2%)
6,619	CBRE Group, Inc.[b]	312,549

	Total	312,549

Residential REITS (18.9%)
21,453	American Campus Communities, Inc.	828,515
94,400	American Homes 4 Rent	1,895,552
46,734	Apartment Investment & Management Company	1,904,410
32,454	AvalonBay Communities, Inc.	5,337,385
6,947	Bluerock Residential Growth REIT, Inc.	59,050
22,931	Camden Property Trust	1,930,332
13,638	Education Realty Trust, Inc.	446,644
25,728	Equity Lifestyle Properties, Inc.	2,258,147
70,958	Equity Residential	4,372,432
18,185	Essex Property Trust, Inc.	4,376,766
111,900	Invitation Homes, Inc.	2,554,677

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
292

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.6%)	Value
Residential REITS (18.9%) - continued
25,005	Mid-America Apartment Communities, Inc.	$2,281,456
20,578	Sun Communities, Inc.	1,880,212
46,294	UDR, Inc.	1,648,992

	Total	31,774,570

Retail REITS (18.0%)
29,413	Acadia Realty Trust	723,560
13,997	Agree Realty Corporation	672,416
80,591	Brixmor Property Group, Inc.	1,229,013
17,639	CBL & Associates Properties, Inc.	73,555
11,320	Cedar Realty Trust, Inc.	44,601
83,206	DDR Corporation	609,900
15,795	Federal Realty Investment Trust	1,833,957
148,205	General Growth Properties, Inc.	3,032,274
65,987	Kimco Realty Corporation	950,213
18,436	Kite Realty Group Trust	280,780
21,791	Macerich Company	1,220,732
20,286	National Retail Properties, Inc.	796,428
12,026	Pennsylvania REIT	116,051
16,248	Ramco-Gershenson Properties Trust	200,825
14,077	Realty Income Corporation	728,203
44,142	Regency Centers Corporation	2,603,495
32,822	Retail Opportunity Investments Corporation	579,965
56,300	Retail Properties of America, Inc.	656,458
1,138	Saul Centers, Inc.	58,004
74,111	Simon Property Group, Inc.	11,439,033
15,133	Tanger Factory Outlet Centers, Inc.	332,926
11,147	Taubman Centers, Inc.	634,376
19,271	Urban Edge Properties	411,436
14,000	Urstadt Biddle Properties, Inc.	270,200
13,971	Washington Prime Group, Inc.	93,186
23,142	Weingarten Realty Investors	649,827

	Total	30,241,414

Specialized REITS (19.7%)
20,757	American Tower Corporation	3,016,822
3,000	CoreCivic, Inc.	58,560
11,896	CoreSite Realty Corporation	1,192,693
24,342	Crown Castle International Corporation	2,668,127
58,672	CubeSmart	1,654,550
30,100	CyrusOne, Inc.	1,541,421
32,165	Digital Realty Trust, Inc.	3,389,548
6,632	EPR Properties	367,413
15,892	Equinix, Inc.	6,645,081
32,870	Extra Space Storage, Inc.	2,871,523
7,500	Four Corners Property Trust, Inc.	173,175
14,450	Gaming and Leisure Properties, Inc.	483,642
11,500	GEO Group, Inc.	235,405
21,161	Iron Mountain, Inc.	695,350
9,258	Life Storage, Inc.	773,228
20,265	National Storage Affiliates Trust	508,246
5,182	Outfront Media, Inc.	97,111
20,583	Public Storage, Inc.	4,124,627
11,700	QTS Realty Trust, Inc.	423,774
4,500	SBA Communications Corporation[b]	769,140
5,000	Uniti Group, Inc.	81,250
38,930	Weyerhaeuser Company	1,362,550

	Total	33,133,236

	Total Common Stock (cost $153,457,591)	167,120,785

Shares	Registered Investment Companies (<0.1%)	Value
Equity Funds/Exchange Traded Funds (<0.1%)
5,000	Cohen & Steers REIT & Preferred Income Fund, Inc.	$93,450

	Total	93,450

	Total Registered Investment Companies (cost $96,338)	93,450

Shares or Principal Amount	Short-Term Investments (0.2%)	Value
	Thrivent Core Short-Term Reserve Fund
34,746	1.940%	347,459

	Total Short-Term Investments (cost $347,459)	347,459

	Total Investments (cost $153,901,388) 99.8%	$167,561,694

	Other Assets and Liabilities, Net 0.2%	300,399

	Total Net Assets 100.0%	$167,862,093

a	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
b	Non-income producing security.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
293

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	339,050	339,050	–	–
Diversified REITS	6,635,859	6,576,639	–	59,220
Health Care REITs	12,538,222	12,538,222	–	–
Homebuilding	302,640	302,640	–	–
Hotel & Resort REITs	11,126,098	11,126,098	–	–
Industrial REITS	14,391,583	14,391,583	–	–
Information Technology	916,123	916,123	–	–
Mortgage REITS	647,605	647,605	–	–
Office REITS	24,709,636	24,709,636	–	–
Real Estate Operating Companies	52,200	52,200	–	–
Real Estate Services	312,549	312,549	–	–
Residential REITS	31,774,570	31,774,570	–	–
Retail REITS	30,241,414	30,241,414	–	–
Specialized REITS	33,133,236	33,133,236	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	93,450	93,450	–	–

Subtotal Investments in Securities	$167,214,235	$167,155,015	$–	$59,220

Other Investments*	Total

Short-Term Investments	347,459

Subtotal Other Investments	$347,459

Total Investments at Value	$167,561,694

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$654	$4,403	$4,710	35	$347	0.2%

Total Affiliated Short-Term Investments	654				347	0.2

Total Collateral Held for Securities Loaned	–				–	–

Total Value	$654				$347

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 -3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$1

Total Income from Affiliated Investments				$1

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
294

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (15.2%)
45,790	Abercrombie & Fitch Company	$1,108,576
64,024	American Axle & Manufacturing Holdings, Inc.[a]	974,445
10,566	American Public Education, Inc.[a]	454,338
11,938	Asbury Automotive Group, Inc.[a]	805,815
110,303	Ascena Retail Group, Inc.[a,b]	221,709
24,348	Barnes & Noble Education, Inc.[a]	167,758
36,698	Barnes & Noble, Inc.	181,655
54,464	Belmond, Ltd.[a]	607,274
12,968	Big 5 Sporting Goods Corporation[b]	94,018
641	Biglari Holdings, Inc.[a]	261,791
11,590	BJ’s Restaurants, Inc.	520,391
18,310	Buckle, Inc.[b]	405,567
27,791	Caleres, Inc.	933,778
63,717	Callaway Golf Company	1,042,410
7,540	Capella Education Company	658,619
42,397	Career Education Corporation[a]	557,097
15,052	Cato Corporation	221,866
5,731	Cavco Industries, Inc.[a]	995,761
82,747	Chico’s FAS, Inc.	748,033
11,725	Children’s Place, Inc.	1,585,806
10,929	Chuy’s Holdings, Inc.[a]	286,340
10,859	Cooper-Standard Holdings, Inc.[a]	1,333,594
29,831	Core-Mark Holding Company, Inc.	634,207
45,109	Crocs, Inc.[a]	733,021
26,608	Dave & Buster’s Entertainment, Inc.[a]	1,110,618
11,633	Dine Brands Global, Inc.[b]	762,892
19,447	Dorman Products, Inc.[a]	1,287,586
48,672	DSW, Inc.	1,093,173
35,613	E.W. Scripps Company	427,000
13,935	El Pollo Loco Holdings, Inc.[a]	132,383
16,305	Ethan Allen Interiors, Inc.	374,200
50,942	Express, Inc.[a]	364,745
17,570	Fiesta Restaurant Group, Inc.[a,b]	325,045
25,928	Finish Line, Inc.[b]	351,065
37,202	Five Below, Inc.[a]	2,728,395
28,119	Fossil, Inc.[a,b]	357,111
25,297	Fox Factory Holding Corporation[a]	882,865
23,696	Francesca’s Holdings Corporation[a]	113,741
23,254	Fred’s, Inc.[b]	69,529
10,715	FTD Companies, Inc.[a]	39,003
75,965	Gannett Company, Inc.	758,131
12,857	Genesco, Inc.[a]	521,994
23,795	Gentherm, Inc.[a]	807,840
28,061	G-III Apparel Group, Ltd.[a]	1,057,338
13,198	Group 1 Automotive, Inc.	862,357
38,829	Guess ?, Inc.	805,313
12,534	Haverty Furniture Companies, Inc.	252,560
12,393	Hibbett Sports, Inc.[a]	296,812
13,618	Installed Building Products, Inc.[a]	817,761
18,800	iRobot Corporation[a,b]	1,206,772
201,168	J.C. Penney Company, Inc.[a,b]	607,527
10,389	Kirkland’s, Inc.[a]	100,669
31,033	La-Z-Boy, Inc.	929,438
16,807	LCI Industries	1,750,449
12,014	LGI Homes, Inc.[a,b]	847,828
16,143	Lithia Motors, Inc.	1,622,694
18,429	Lumber Liquidators Holdings, Inc.[a,b]	440,822
29,009	M.D.C. Holdings, Inc.	809,931
17,818	M/I Homes, Inc.[a]	567,503
12,389	Marcus Corporation	376,006
14,316	MarineMax, Inc.[a]	278,446
15,901	Marriott Vacations Worldwide Corporation	2,118,013
24,544	Meritage Homes Corporation[a]	1,110,616
7,331	Monarch Casino & Resort, Inc.[a]	310,028

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (15.2%) - continued
22,088	Monro, Inc.	$1,183,917
12,301	Motorcar Parts of America, Inc.[a]	263,610
10,000	Movado Group, Inc.	384,000
19,848	Nautilus, Inc.[a]	266,956
34,397	New Media Investment Group, Inc.	589,565
19,323	Nutrisystem, Inc.	520,755
33,194	Ollie’s Bargain Outlet Holdings, Inc.[a]	2,001,598
10,901	Oxford Industries, Inc.	812,779
56,764	Penn National Gaming, Inc.[a]	1,490,623
8,140	Perry Ellis International, Inc.[a]	210,012
13,325	PetMed Express, Inc.[b]	556,319
8,349	Red Robin Gourmet Burgers, Inc.[a]	484,242
22,646	Regis Corporation[a]	342,634
34,448	Rent-A-Center, Inc.[b]	297,286
12,757	RHa,b	1,215,487
18,841	Ruth’s Hospitality Group, Inc.	460,662
17,891	Scholastic Corporation	694,886
12,766	Shake Shack, Inc.[a,b]	531,449
7,351	Shoe Carnival, Inc.	174,954
21,888	Shutterfly, Inc.[a]	1,778,400
25,650	Sleep Number Corporation[a]	901,597
15,892	Sonic Automotive, Inc.	301,153
26,070	Sonic Corporation[b]	657,746
10,995	Stamps.com, Inc.[a]	2,210,545
13,166	Standard Motor Products, Inc.	626,307
35,593	Steven Madden, Ltd.	1,562,533
6,880	Strayer Education, Inc.	695,224
11,198	Sturm, Ruger & Company, Inc.[b]	587,895
14,962	Superior Industries International, Inc.	198,995
31,821	Tailored Brands, Inc.	797,434
22,257	Tile Shop Holdings, Inc.	133,542
23,929	TopBuild Corporation[a]	1,831,047
10,975	Unifi, Inc.[a]	397,844
9,201	Universal Electronics, Inc.[a]	478,912
12,283	Vera Bradley, Inc.[a]	130,323
36,883	Vista Outdoor, Inc.[a]	601,931
15,345	Vitamin Shoppe, Inc.[a]	66,751
19,362	William Lyon Homes[a]	532,261
19,592	Wingstop, Inc.	925,330
19,391	Winnebago Industries, Inc.	729,102
64,643	Wolverine World Wide, Inc.	1,868,183
26,932	World Wrestling Entertainment, Inc.	969,821
11,637	Zumiez, Inc.[a]	278,124

	Total	76,952,802

Consumer Staples (3.0%)
17,096	Andersons, Inc.	565,877
284,383	Avon Products, Inc.[a]	807,648
44,734	B&G Foods, Inc.	1,060,196
10,188	Calavo Growers, Inc.[b]	939,334
19,185	Cal-Maine Foods, Inc.[a]	838,384
6,657	Central Garden & Pet Company[a]	286,251
23,583	Central Garden & Pet Company, Class Aa	934,123
2,946	Coca-Cola Bottling Company Consolidated	508,686
110,940	Darling Ingredients, Inc.[a]	1,919,262
59,167	Dean Foods Company	510,019
10,964	Inter Parfums, Inc.	516,953
10,039	J & J Snack Foods Corporation	1,370,926
5,591	John B. Sanfilippo & Son, Inc.	323,551
6,858	Medifast, Inc.	640,880
8,310	MGP Ingredients, Inc.	744,493
4,360	Seneca Foods Corporation[a]	120,772
24,023	SpartanNash Company	413,436
24,826	SUPERVALU, Inc.[a]	378,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
295

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Consumer Staples (3.0%) - continued
16,185	Universal Corporation	$784,972
9,386	WD-40 Company	1,236,136

	Total	14,899,999

Energy (3.0%)
45,953	Archrock, Inc.	402,089
20,829	Bristow Group, Inc.[b]	270,777
14,171	CARBO Ceramics, Inc.[a,b]	102,740
50,214	Carrizo Oil & Gas, Inc.[a]	803,424
48,763	Cloud Peak Energy, Inc.[a]	141,900
16,707	CONSOL Energy, Inc.[a]	484,002
258,926	Denbury Resources, Inc.[a,b]	709,457
12,927	Era Group, Inc.[a]	120,867
20,706	Exterran Corporation[a]	552,850
8,727	Geospace Technologies Corporation[a]	86,135
25,047	Green Plains, Inc.	420,790
8,728	Gulf Island Fabrication, Inc.	61,969
89,834	Helix Energy Solutions Group, Inc.[a]	520,139
63,558	HighPoint Resources Corporation[a,b]	322,875
17,249	Matrix Service Company[a]	236,311
59,922	Newpark Resources, Inc.[a]	485,368
158,596	Noble Corporationa	588,391
40,421	Oil States International, Inc.[a]	1,059,030
16,218	Par Pacific Holdings, Inc.[a]	278,463
44,380	PDC Energy, Inc.[a]	2,175,951
51,365	Pioneer Energy Services Corporation[a]	138,686
3,710	REX American Resources Corporation[a]	270,088
34,679	Ring Energy, Inc.[a]	497,644
10,833	SEACOR Holdings, Inc.[a]	553,566
162,676	SRC Energy, Inc.[a]	1,534,035
84,440	TETRA Technologies, Inc.[a]	316,650
54,205	U.S. Silica Holdings, Inc.[b]	1,383,312
34,186	Unit Corporation[a]	675,515

	Total	15,193,024

Financials (16.9%)
60,499	American Equity Investment Life Holding Company	1,776,251
25,733	Ameris Bancorp	1,361,276
12,411	AMERISAFE, Inc.	685,708
72,930	Apollo Commercial Real Estate Finance, Inc.	1,311,281
26,974	ARMOUR Residential REIT, Inc.	627,955
27,415	Banc of California, Inc.[b]	529,109
21,952	Banner Corporation	1,218,116
36,263	Bofi Holding, Inc.[a,b]	1,469,739
54,326	Boston Private Financial Holdings, Inc.	817,606
49,651	Brookline Bancorp, Inc.	804,346
62,053	Capstead Mortgage Corporation	536,758
19,517	Central Pacific Financial Corporation	555,454
10,080	City Holding Company	691,085
49,171	Columbia Banking System, Inc.	2,062,723
34,196	Community Bank System, Inc.	1,831,538
19,844	Customers Bancorp, Inc.[a]	578,453
68,974	CVB Financial Corporation	1,561,571
19,809	Dime Community Bancshares, Inc.	364,486
21,732	Donnelley Financial Solutions, Inc.[a]	373,138
10,537	eHealth, Inc.[a]	150,784
22,015	Employers Holdings, Inc.	890,507
15,183	Encore Capital Group, Inc.[a,b]	686,272
21,593	Enova International, Inc.[a]	476,126
33,418	EZCORP, Inc.[a]	441,118
14,208	Fidelity Southern Corporation	327,779
42,443	Financial Engines, Inc.	1,485,505

Shares	Common Stock (99.0%)	Value
Financials (16.9%) - continued
117,299	First BanCorp[a]	$706,140
65,685	First Commonwealth Financial Corporation	928,129
64,648	First Financial Bancorp	1,897,419
45,467	First Financial Bankshares, Inc.[b]	2,105,122
69,247	First Midwest Bancorp, Inc.	1,702,784
31,327	FirstCash, Inc.	2,545,319
53,447	Glacier Bancorp, Inc.	2,051,296
39,626	Great Western Bancorp, Inc.	1,595,739
15,942	Green Bancorp, Inc.[a]	354,709
31,059	Green Dot Corporation[a]	1,992,745
15,725	Greenhill & Company, Inc.	290,912
20,996	Hanmi Financial Corporation	645,627
5,104	HCI Group, Inc.[b]	194,769
17,337	HomeStreet, Inc.[a]	496,705
86,653	Hope Bancorp, Inc.	1,576,218
27,435	Horace Mann Educators Corporation	1,172,846
18,501	Independent Bank Corporation	1,323,747
7,055	Infinity Property & Casualty Corporation	835,312
9,966	INTL FCStone, Inc.[a]	425,349
75,150	Invesco Mortgage Capital. Inc.	1,230,957
21,242	Investment Technology Group, Inc.	419,317
16,031	James River Group Holdings, Ltd.	568,620
28,568	Legacy Texas Financial Group, Inc.	1,223,282
44,499	Maiden Holdings, Ltd.	289,243
5,852	Meta Financial Group, Inc.	639,038
17,322	National Bank Holdings Corporation	575,956
14,429	Navigators Group, Inc.	831,832
29,298	NBT Bancorp, Inc.	1,039,493
72,314	New York Mortgage Trust, Inc.	428,822
36,749	NMI Holdings, Inc.[a]	608,196
29,952	Northfield Bancorp, Inc.	467,551
69,077	Northwest Bancshares, Inc.	1,143,915
28,294	OFG Bancorp	295,672
90,127	Old National Bancorp	1,523,146
11,192	Opus Bank	313,376
25,326	Oritani Financial Corporation	388,754
26,149	Pacific Premier Bancorp, Inc.[a]	1,051,190
38,866	PennyMac Mortgage Investment Trust	700,754
9,186	Piper Jaffray Companies	762,897
30,381	PRA Group, Inc.[a,b]	1,154,478
35,927	ProAssurance Corporation	1,744,256
40,968	Provident Financial Services, Inc.	1,048,371
26,220	RLI Corporation	1,662,086
22,636	S&T Bancorp, Inc.	904,082
9,830	Safety Insurance Group, Inc.	755,435
30,261	Seacoast Banking Corporation of Floridaa	801,009
39,515	Selective Insurance Group, Inc.	2,398,560
30,313	ServisFirst Bancshares, Inc.	1,237,377
52,786	Simmons First National Corporation	1,501,762
17,790	Southside Bancshares, Inc.	618,025
15,285	Stewart Information Services Corporation	671,623
55,999	Third Point Reinsurance, Ltd.[a]	781,186
7,959	Tompkins Financial Corporation	602,974
62,226	TrustCo Bank Corporation	525,810
49,516	United Community Banks, Inc.	1,567,181
13,626	United Fire Group, Inc.	652,140
13,246	United Insurance Holdings Corporation	253,528
21,770	Universal Insurance Holdings, Inc.	694,463
4,617	Virtus Investment Partners, Inc.	571,585
55,970	Waddell & Reed Financial, Inc.	1,131,154

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
296

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Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Financials (16.9%) - continued
18,280	Walker & Dunlop, Inc.	$1,086,198
17,885	Westamerica Bancorporation[b]	1,038,761
74,423	WisdomTree Investments, Inc.	682,459
4,101	World Acceptance Corporation[a,b]	431,835

	Total	85,473,920

Health Care (12.7%)
15,287	Abaxis, Inc.	1,079,568
19,463	Aceto Corporation	147,919
30,328	Acorda Therapeutics, Inc.[a]	717,257
22,942	AMAG Pharmaceuticals, Inc.[a]	462,281
19,210	Amedisys, Inc.[a]	1,159,131
32,072	AMN Healthcare Services, Inc.[a]	1,820,086
22,872	Amphastar Pharmaceuticals, Inc.[a]	428,850
8,025	Analogic Corporation	769,598
23,723	AngioDynamics, Inc.[a]	409,222
5,797	ANI Pharmaceuticals, Inc.[a]	337,501
9,458	Anika Therapeutics, Inc.[a]	470,252
19,836	Biotelemetry, Inc.[a]	615,908
22,103	Cambrex Corporation[a]	1,155,987
10,854	Chemed Corporation	2,961,622
73,864	Community Health Systems, Inc.[a,b]	292,501
7,221	Computer Programs and Systems, Inc.[b]	210,853
16,738	CONMED Corporation	1,060,018
64,229	Corcept Therapeutics, Inc.[a,b]	1,056,567
6,149	CorVel Corporation[a]	310,832
23,586	Cross Country Healthcare, Inc.[a]	262,041
21,349	CryoLife, Inc.[a]	428,047
8,965	Cutera, Inc.[a]	450,491
32,906	Cytokinetics, Inc.[a]	236,923
40,657	Depomed, Inc.[a]	267,930
32,427	Diplomat Pharmacy, Inc.[a]	653,404
5,347	Eagle Pharmaceuticals, Inc.[a,b]	281,733
23,598	Emergent Biosolutions, Inc.[a]	1,242,435
9,299	Enanta Pharmaceuticals, Inc.[a]	752,382
32,573	Ensign Group, Inc.	856,670
36,013	Haemonetics Corporation[a]	2,634,711
34,706	HealthEquity, Inc.[a]	2,101,101
16,448	HealthStream, Inc.	408,404
4,210	Heska Corporation[a]	332,885
54,230	HMS Holdings Corporation[a]	913,233
49,798	Impax Laboratories, Inc.[a]	968,571
47,317	Innoviva, Inc.[a]	788,774
11,626	Inogen, Inc.[a]	1,428,138
19,106	Integer Holdings Corporation[a]	1,080,444
42,791	Integra LifeSciences Holdings Corporation[a]	2,368,054
21,256	Invacare Corporation	369,854
61,405	Kindred Healthcare, Inc.[a]	561,856
19,459	Lannett Company, Inc.[a,b]	312,317
19,136	Lantheus Holdings, Inc.[a]	304,262
9,822	LeMaitre Vascular, Inc.	355,851
18,313	LHC Group, Inc.[a]	1,127,348
14,213	Ligand Pharmaceuticals, Inc.[a]	2,347,419
26,342	Luminex Corporation	555,026
16,360	Magellan Health Services, Inc.[a]	1,752,156
43,410	Medicines Company[a,b]	1,429,925
27,217	Meridian Bioscience, Inc.	386,481
33,818	Merit Medical Systems, Inc.[a]	1,533,646
65,599	MiMedx Group, Inc.[a,b]	457,225
51,696	Momenta Pharmaceuticals, Inc.[a]	938,282
47,014	Myriad Genetics, Inc.[a]	1,389,264
22,266	Natus Medical, Inc.[a]	749,251
34,702	Neogen Corporation[a]	2,324,687
26,121	Omnicell, Inc.[a]	1,133,651

Shares	Common Stock (99.0%)	Value
Health Care (12.7%) - continued
39,276	OraSure Technologies, Inc.a	$663,372
11,757	Orthofix International NVa	691,076
40,619	Owens & Minor, Inc.	631,625
12,591	Phibro Animal Health Corporation	499,863
45,972	Progenics Pharmaceuticals, Inc.[a]	342,951
7,240	Providence Service Corporation[a]	500,574
30,601	Quality Systems, Inc.[a]	417,704
18,459	Quorum Health Corporation[a]	150,995
24,375	Repligen Corporation[a]	881,888
71,914	Select Medical Holdings Corporation[a]	1,240,517
59,009	Spectrum Pharmaceuticals, Inc.[a]	949,455
34,672	Supernus Pharmaceuticals, Inc.[a]	1,587,978
8,490	Surmodics, Inc.[a]	323,045
8,640	Tabula Rasa HealthCare, Inc.[a]	335,232
9,380	Tactile Systems Technology, Inc.[a,b]	298,284
23,016	Tivity Health, Inc.[a]	912,584
8,139	U.S. Physical Therapy, Inc.	661,701
25,411	Varex Imaging Corporation[a]	909,206

	Total	63,948,875

Industrials (19.5%)
26,118	AAON, Inc.	1,018,602
21,746	AAR Corporation	959,216
43,429	ABM Industries, Inc.	1,454,003
40,417	Actuant Corporation	939,695
21,106	Aegion Corporation[a]	483,538
50,582	Aerojet Rocketdyne Holdings, Inc.[a]	1,414,779
13,626	Aerovironment, Inc.[a]	620,119
6,115	Alamo Group, Inc.	672,039
19,488	Albany International Corporation	1,221,898
8,416	Allegiant Travel Company	1,452,181
9,310	American Woodmark Corporation[a]	916,570
18,502	Apogee Enterprises, Inc.	802,062
26,048	Applied Industrial Technologies, Inc.	1,898,899
16,606	ArcBest Corporation	532,222
12,344	Astec Industries, Inc.	681,142
17,104	Atlas Air Worldwide Holdings, Inc.[a]	1,033,937
35,701	Axon Enterprise, Inc.[a,b]	1,403,406
16,704	AZZ, Inc.	729,965
32,964	Barnes Group, Inc.	1,974,214
32,469	Brady Corporation	1,206,223
27,695	Briggs & Stratton Corporation	592,950
20,823	Chart Industries, Inc.[a]	1,229,182
10,683	CIRCOR International, Inc.	455,737
24,080	Comfort Systems USA, Inc.	993,300
16,855	Cubic Corporation	1,071,978
10,244	DXP Enterprises, Inc.[a]	399,004
16,955	Echo Global Logistics, Inc.[a]	467,958
13,413	Encore Wire Corporation	760,517
11,373	Engility Holdings, Inc.[a]	277,501
14,513	EnPro Industries, Inc.	1,123,016
17,379	ESCO Technologies, Inc.	1,017,540
24,085	Essendant, Inc.	187,863
17,356	Exponent, Inc.	1,365,049
38,792	Federal Signal Corporation	854,200
6,365	Forrester Research, Inc.	263,829
19,196	Forward Air Corporation	1,014,701
26,005	Franklin Electric Company, Inc.	1,059,704
24,476	FTI Consulting, Inc.[a]	1,184,883
34,067	General Cable Corporation	1,008,383
20,491	Gibraltar Industries, Inc.[a]	693,620
19,312	Greenbrier Companies, Inc.[b]	970,428
19,456	Griffon Corporation	355,072
52,048	Harsco Corporation[a]	1,074,791
34,013	Hawaiian Holdings, Inc.	1,316,303
32,113	Heartland Express, Inc.	577,713

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
297

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Industrials (19.5%) - continued
12,176	Heidrick & Struggles International, Inc.	$380,500
42,451	Hillenbrand, Inc.	1,948,501
22,710	Hub Group, Inc.[a]	950,414
24,840	Insperity, Inc.	1,727,622
11,757	Insteel Industries, Inc.	324,846
38,946	Interface, Inc.	981,439
21,266	John Bean Technologies Corporation	2,411,564
18,694	Kaman Corporation	1,161,271
19,706	Kelly Services, Inc.	572,262
38,034	Korn/Ferry International	1,962,174
6,877	Lindsay Corporation	628,833
22,738	LSC Communications, Inc.	396,778
11,100	Lydall, Inc.[a]	535,575
24,960	Marten Transport, Ltd.	569,088
27,432	Matson, Inc.	785,652
21,729	Matthews International Corporation	1,099,487
191,289	McDermott International, Inc.[a]	1,164,950
32,488	Mercury Systems, Inc.[a]	1,569,820
29,851	Mobile Mini, Inc.	1,298,518
21,686	Moog, Inc.[a]	1,787,143
37,383	Mueller Industries, Inc.	977,939
8,968	Multi-Color Corporation	592,336
10,697	MYR Group, Inc.[a]	329,682
3,244	National Presto Industries, Inc.[b]	304,125
29,701	Navigant Consulting, Inc.[a]	571,447
33,010	On Assignment, Inc.[a]	2,702,859
18,129	Orion Group Holdings, Inc.[a]	119,470
16,273	Patrick Industries, Inc.[a]	1,006,485
31,890	PGT Innovations, Inc.[a]	594,749
5,630	Powell Industries, Inc.	151,109
16,829	Proto Labs, Inc.[a]	1,978,249
22,497	Quanex Building Products Corporation	391,448
45,434	R.R. Donnelley & Sons Company	396,639
23,400	Raven Industries, Inc.	820,170
18,204	Resources Connection, Inc.	294,905
20,393	Roadrunner Transportation Systems, Inc.[a]	51,798
17,293	Saia, Inc.[a]	1,299,569
27,187	Simpson Manufacturing Company, Inc.	1,565,699
34,878	SkyWest, Inc.	1,897,363
27,566	SPX Corporation[a]	895,344
28,620	SPX FLOW, Inc.[a]	1,407,818
8,282	Standex International Corporation	789,689
19,259	Team, Inc.[a,b]	264,811
11,544	Tennant Company	781,529
37,544	Tetra Tech, Inc.	1,837,779
32,008	Titan International, Inc.	403,621
19,787	Trex Company, Inc.[a]	2,152,232
32,139	Triumph Group, Inc.	809,903
26,825	TrueBlue, Inc.[a]	694,768
14,054	U.S. Ecology, Inc.	749,078
10,363	UniFirst Corporation	1,675,179
41,190	Universal Forest Products, Inc.	1,336,616
7,108	Veritiv Corporation[a]	278,634
13,133	Viad Corporation	688,826
10,600	Vicor Corporation[a]	302,630
38,129	Wabash National Corporation	793,464
26,724	WageWorks, Inc.[a]	1,207,925
18,633	Watts Water Technologies, Inc.	1,447,784

	Total	98,550,040

Information Technology (14.9%)
61,995	8x8, Inc.[a]	1,156,207

Shares	Common Stock (99.0%)	Value
Information Technology (14.9%) - continued
30,811	ADTRAN, Inc.	$479,111
26,680	Advanced Energy Industries, Inc.[a]	1,704,852
9,867	Agilysys, Inc.[a]	117,615
16,149	Alarm.com Holdings, Inc.[a]	609,463
19,484	Anixter International, Inc.[a]	1,475,913
12,694	Applied Optoelectronics, Inc.[a,b]	318,112
20,343	Axcelis Technologies, Inc.[a]	500,438
18,821	Badger Meter, Inc.	887,410
6,470	Bel Fuse, Inc.	122,283
32,089	Benchmark Electronics, Inc.	957,857
31,460	Blucora, Inc.[a]	773,916
22,623	Bottomline Technologies (de), Inc.[a]	876,641
47,452	Brooks Automation, Inc.	1,285,000
17,240	Cabot Microelectronics Corporation	1,846,576
16,529	CACI International, Inc.[a]	2,501,664
22,930	CalAmp Corporation[a]	524,638
30,878	Cardtronics, Inc.[a]	688,888
14,248	CEVA, Inc.[a]	515,778
18,221	Cohu, Inc.	415,621
15,466	Comtech Telecommunications Corporation	462,279
12,784	Control4 Corporation[a]	274,600
26,273	Cray, Inc.[a]	543,851
21,659	CSG Systems International, Inc.	980,936
21,285	CTS Corporation	578,952
25,174	Daktronics, Inc.	221,783
29,966	DHI Group, Inc.[a]	47,946
17,407	Digi International, Inc.[a]	179,292
24,731	Diodes, Inc.[a]	753,306
14,315	DSP Group, Inc.[a]	168,917
14,827	Ebix, Inc.	1,104,611
21,654	Electro Scientific Industries, Inc.[a]	418,572
29,490	Electronics for Imaging, Inc.[a]	805,962
9,158	ePlus, Inc.[a]	711,577
38,678	EVERTEC, Inc.	632,385
23,033	ExlService Holdings, Inc.[a]	1,284,550
77,589	Extreme Networks, Inc.[a]	858,910
24,261	Fabrinet[a]	761,310
10,786	FARO Technologies, Inc.[a]	629,902
76,798	Finisar Corporation[a,b]	1,214,176
47,074	FormFactor, Inc.[a]	642,560
52,548	Harmonic, Inc.[a]	199,682
37,036	II-VI, Inc.[a]	1,514,772
23,135	Insight Enterprises, Inc.[a]	808,106
22,972	Itron, Inc.[a]	1,643,647
31,632	KEMET Corporation[a]	573,488
37,800	Kopin Corporation[a,b]	117,936
47,522	Kulicke and Soffa Industries, Inc.[a]	1,188,525
16,371	Liquidity Services, Inc.[a]	106,411
35,257	LivePerson, Inc.[a]	576,452
41,998	Lumentum Holdings, Inc.[a,b]	2,679,472
17,520	ManTech International Corporation	971,834
41,023	MaxLinear, Inc.[a]	933,273
24,787	Methode Electronics, Inc.	969,172
6,062	MicroStrategy, Inc.[a]	781,937
27,037	Monotype Imaging Holdings, Inc.	606,981
11,478	MTS Systems Corporation	592,839
15,972	Nanometrics, Inc.[a]	429,647
20,471	NETGEAR, Inc.[a]	1,170,941
42,739	NIC, Inc.	568,429
114,060	Oclaro, Inc.[a]	1,090,414
11,492	OSI Systems, Inc.[a]	750,083
12,260	Park Electrochemical Corporation	206,458
17,775	PDF Solutions, Inc.[a]	207,257
22,436	Perficient, Inc.[a]	514,233
44,516	Photronics, Inc.[a]	367,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
298

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Information Technology (14.9%) - continued
22,666	Plexus Corporation[a]	$1,353,840
20,094	Power Integrations, Inc.	1,373,425
31,208	Progress Software Corporation	1,199,948
21,839	Qualys, Inc.[a]	1,588,787
22,939	QuinStreet, Inc.[a]	292,931
73,932	Rambus, Inc.[a]	992,907
12,311	Rogers Corporation[a]	1,471,657
20,407	Rudolph Technologies, Inc.[a]	565,274
46,451	Sanmina Corporation[a]	1,214,694
16,558	ScanSource, Inc.[a]	588,637
44,694	Semtech Corporation[a]	1,745,301
11,843	Shutterstock, Inc.[a]	570,240
24,313	Solaredge Technology, Ltd.[a]	1,278,864
11,122	SPS Commerce, Inc.[a]	712,587
24,708	Super Micro Computer, Inc.[a]	420,036
25,744	Sykes Enterprises, Inc.[a]	745,031
28,285	Synchronoss Technologies, Inc.[a]	298,407
82,572	TiVo Corp	1,118,851
84,375	Travelport Worldwide, Ltd.	1,378,688
9,175	TTEC Holdings, Inc.	281,672
62,038	TTM Technologies, Inc.[a]	948,561
24,892	Ultra Clean Holdings, Inc.[a]	479,171
19,508	VASCO Data Security International, Inc.[a]	252,629
31,400	Veeco Instruments, Inc.[a]	533,800
152,015	Viavi Solutions, Inc.[a]	1,477,586
18,408	Virtusa Corporation[a]	892,052
15,604	XO Group, Inc.[a]	323,783
31,956	Xperi Corporation	675,869

	Total	75,378,834

Materials (5.1%)
18,969	A. Schulman, Inc.	815,667
19,645	AdvanSix, Inc.[a]	683,253
205,288	AK Steel Holding Corporation[a]	929,955
16,924	American Vanguard Corporation	341,865
21,498	Balchem Corporation	1,757,462
25,927	Boise Cascade Company	1,000,782
32,330	Century Aluminum Company[a]	534,738
10,633	Clearwater Paper Corporation[a]	415,750
36,806	Flotek Industries, Inc.[a]	224,517
16,410	FutureFuel Corporation	196,756
34,024	H.B. Fuller Company	1,692,014
6,162	Hawkins, Inc.	216,594
8,095	Haynes International, Inc.	300,405
28,301	Ingevity Corporation[a]	2,085,501
12,564	Innophos Holdings, Inc.	505,198
16,342	Innospec, Inc.	1,121,061
10,944	Kaiser Aluminum Corporation	1,104,250
59,030	KapStone Paper and Packaging Corporation	2,025,319
13,403	Koppers Holdings, Inc.[a]	550,863
21,314	Kraton Performance Polymers, Inc.[a]	1,016,891
13,057	LSB Industries, Inc.[a,b]	80,039
12,940	Materion Corporation	660,587
14,042	Myers Industries, Inc.	296,988
11,364	Neenah, Inc.	890,938
5,935	Olympic Steel, Inc.	121,727
28,205	PH Glatfelter Company	579,049
8,945	Quaker Chemical Corporation	1,325,023
33,409	Rayonier Advanced Materials, Inc.	717,291
19,859	Schweitzer-Mauduit International, Inc.	777,480
12,807	Stepan Company	1,065,286
41,579	SunCoke Energy, Inc.[a]	447,390
25,125	TimkenSteel Corporation[a]	381,649

Shares	Common Stock (99.0%)	Value
Materials (5.1%) - continued
16,511	Tredegar Corporation	$296,373
10,116	US Concrete, Inc.[a]	611,006

	Total	25,769,667

Real Estate (5.5%)
56,398	Acadia Realty Trust	1,387,391
20,866	Agree Realty Corporation	1,002,403
27,899	American Assets Trust, Inc.	932,106
28,981	Armada Hoffler Properties, Inc.	396,750
48,885	CareTrust REIT, Inc.	655,059
110,731	CBL & Associates Properties, Inc.	461,748
52,324	Cedar Realty Trust, Inc.	206,157
29,320	Chatham Lodging Trust	561,478
40,431	Chesapeake Lodging Trust	1,124,386
11,010	Community Healthcare Trust, Inc.	283,397
135,004	DiamondRock Hospitality Company	1,409,442
30,287	Easterly Government Properties, Inc.	617,855
23,397	EastGroup Properties, Inc.	1,933,996
39,485	Four Corners Property Trust, Inc.	911,709
69,370	Franklin Street Properties Corporation	583,402
21,217	Getty Realty Corporation	535,093
45,325	Global Net Lease, Inc.	765,086
64,137	Government Properties Income Trust	876,111
25,225	Hersha Hospitality Trust	451,527
24,769	HFF, Inc.	1,231,019
53,802	Independence Realty Trust, Inc.	493,902
54,060	Kite Realty Group Trust	823,334
145,768	Lexington Realty Trust	1,147,194
26,691	LTC Properties, Inc.	1,014,258
33,868	National Storage Affiliates Trust	849,409
45,097	Pennsylvania REIT	435,186
13,398	PS Business Parks, Inc.	1,514,510
51,221	Ramco-Gershenson Properties Trust	633,092
11,909	RE/MAX Holdings, Inc.	719,899
75,718	Retail Opportunity Investments Corporation	1,337,937
7,734	Saul Centers, Inc.	394,202
70,202	Summit Hotel Properties, Inc.	955,449
8,116	Universal Health Realty Income Trust	487,772
19,208	Urstadt Biddle Properties, Inc.	370,714
24,779	Whitestone REIT	257,454

	Total	27,760,427

Telecommunications Services (1.0%)
7,058	ATN International, Inc.	420,798
27,248	Cincinnati Bell, Inc.[a]	377,385
27,832	Cogent Communications Holdings	1,207,909
41,781	Consolidated Communications Holdings, Inc.	457,920
50,627	Frontier Communications Corporation[b]	375,652
53,386	Iridium Communications, Inc.[a,b]	600,593
12,865	Spok Holdings, Inc.	192,332
140,090	Vonage Holdings Corporation[a]	1,491,958

	Total	5,124,547

Utilities (2.2%)
24,715	American States Water Company	1,311,378
44,185	Avista Corporation	2,264,481
32,312	California Water Service Group	1,203,622
27,386	El Paso Electric Company	1,396,686
19,348	Northwest Natural Gas Company	1,115,412
53,609	South Jersey Industries, Inc.	1,509,630

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
299

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (99.0%)	Value
Utilities (2.2%) - continued
32,549	Spire, Inc.	$2,353,293

	Total	11,154,502

	Total Common Stock (cost $385,420,126)	500,206,637

Shares	Collateral Held for Securities Loaned (5.2%)	Value
26,177,464	Thrivent Cash Management Trust	26,177,464
	Total Collateral Held for Securities Loaned (cost $26,177,464)	26,177,464

Shares or Principal Amount	Short-Term Investments (1.2%)	Value
	Federal Home Loan Bank Discount Notes
500,000	1.455%, 4/20/2018c	499,585
300,000	1.497%, 4/27/2018c,d	299,654
100,000	1.550%, 5/4/2018c	99,849
100,000	1.670%, 6/6/2018c,d	99,689
	Thrivent Core Short-Term Reserve Fund
491,341	1.940%	4,913,409

	Total Short-Term Investments (cost $5,912,169)	5,912,186

	Total Investments (cost $417,509,759) 105.4%	$532,296,287

	Other Assets and Liabilities, Net (5.4%)	(27,067,104)

	Total Net Assets 100.0%	$505,229,183

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of March 29, 2018:

Securities Lending Transactions

Common Stock	$25,910,685
Total lending	$25,910,685
Gross amount payable upon return of collateral for securities loaned	$26,177,464
Net amounts due to counterparty	$266,779

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
300

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	76,952,802	76,952,802	–	–
Consumer Staples	14,899,999	14,899,999	–	–
Energy	15,193,024	15,193,024	–	–
Financials	85,473,920	85,473,920	–	–
Health Care	63,948,875	63,948,875	–	–
Industrials	98,550,040	98,550,040	–	–
Information Technology	75,378,834	75,378,834	–	–
Materials	25,769,667	25,769,667	–	–
Real Estate	27,760,427	27,760,427	–	–
Telecommunications Services	5,124,547	5,124,547	–	–
Utilities	11,154,502	11,154,502	–	–
Short-Term Investments	998,777	–	998,777	–

Subtotal Investments in Securities	$501,205,414	$500,206,637	$998,777	$–

Other Investments*	Total
Short-Term Investments	4,913,409
Collateral Held for Securities Loaned	26,177,464

Subtotal Other Investments	$31,090,873

Total Investments at Value	$532,296,287

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	123,626	123,626	–	–

Total Liability Derivatives	$123,626	$123,626	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Small Cap Index Portfolio’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $399,343 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini Russell 2000 Index	76	June 2018	$5,942,186	($123,626)

Total Futures Long Contracts			$5,942,186	($123,626)

Total Futures Contracts			$5,942,186	($123,626)

Reference Description:

CME	-	Chicago Mercantile Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
301

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$7,472	$21,490	$24,049	491	$4,913	1.0%

Total Affiliated Short-Term Investments	7,472				4,913	1.0

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	23,050	52,216	49,089	26,177	26,177	5.2

Total Collateral Held for Securities Loaned	23,050				26,177	5.2

Total Value	$30,522				$31,090

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$50

Total Income from Affiliated Investments				$50

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	99

Total Affiliated Income from Securities Loaned, Net				$99

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
302

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (96.9%)	Value
Consumer Discretionary (10.3%)
34,616	Cedar Fair, LP	$2,211,270
93,960	Children’s Place, Inc.	12,708,090
195,173	Core-Mark Holding Company, Inc.	4,149,378
73,690	G-III Apparel Group, Ltd.[a]	2,776,639
221,600	Michaels Companies, Inc.[a]	4,367,736
216,620	Nutrisystem, Inc.	5,837,909
46,110	Oxford Industries, Inc.	3,437,962
38,070	Papa John’s International, Inc.[b]	2,181,411
33,980	Stamps.com, Inc.[a]	6,831,679
224,615	Tupperware Brands Corporation	10,866,874
92,800	Zoe’s Kitchen, Inc.[a,b]	1,340,032
114,940	Zumiez, Inc.[a]	2,747,066

	Total	59,456,046

Consumer Staples (4.0%)
591,610	Cott Corporation	8,708,499
95,890	John B. Sanfilippo & Son, Inc.	5,549,154
100,100	MGP Ingredients, Inc.[b]	8,967,959

	Total	23,225,612

Energy (4.4%)
476,530	Callon Petroleum Companya	6,309,257
126,920	Nine Energy Service, Inc.[a]	3,090,502
163,140	Oil States International, Inc.[a]	4,274,268
203,209	Ring Energy, Inc.[a]	2,916,049
118,540	RPC, Inc.[b]	2,137,277
443,600	WPX Energy, Inc.[a]	6,556,408

	Total	25,283,761

Financials (25.5%)
103,140	Argo Group International Holdings, Ltd.	5,920,236
236,972	Assured Guaranty, Ltd.	8,578,386
210,240	BancorpSouth Bank	6,685,632
112,902	Chemical Financial Corporation	6,173,481
251,768	CoBiz Financial, Inc.	4,934,653
123,750	First Interstate BancSystem, Inc.	4,894,313
110,067	Hamilton Lane, Inc.	4,097,794
119,810	Hancock Holding Company	6,194,177
148,174	Hanmi Financial Corporation	4,556,350
62,709	Hanover Insurance Group, Inc.	7,392,764
291,867	Heritage Commerce Corporation	4,809,968
129,667	Hope Bancorp, Inc.	2,358,643
143,224	Horace Mann Educators Corporation	6,122,826
105,765	Houlihan Lokey, Inc.	4,717,119
96,386	IBERIABANK Corporation	7,518,108
53,108	Infinity Property & Casualty Corporation	6,287,987
229,190	Investment Technology Group, Inc.	4,524,211
61,420	National Bank Holdings Corporation	2,042,215
164,619	PCSB Financial Corporation[a]	3,453,707
70,670	Primerica, Inc.	6,826,722
235,780	Santander Consumer USA Holdings Inc.	3,843,214
216,979	Seacoast Banking Corporation of Florida[a]	5,743,434
95,426	State Auto Financial Corporation	2,726,321
339,374	Sterling Bancorp	7,652,884
74,376	Stifel Financial Corporation	4,405,290
214,730	Synovus Financial Corporation	10,723,616
132,090	United Community Banks, Inc.	4,180,649

	Total	147,364,700

Health Care (8.9%)
142,980	Catalent, Inc.[a]	5,870,759
23,163	Chemed Corporation	6,320,256

Shares	Common Stock (96.9%)	Value
Health Care (8.9%) - continued
26,168	Heska Corporation[a]	$2,069,104
56,904	HMS Holdings Corporation[a]	958,263
149,890	Myriad Genetics, Inc.[a]	4,429,249
49,920	Neurocrine Biosciences, Inc.[a]	4,139,866
91,723	NuVasive, Inc.[a]	4,788,858
171,180	Omnicell, Inc.[a]	7,429,212
80,290	PerkinElmer, Inc.	6,079,559
24,170	Teleflex, Inc.	6,162,867
35,164	West Pharmaceutical Services, Inc.	3,104,629

	Total	51,352,622

Industrials (20.3%)
56,990	AGCO Corporation	3,695,801
201,340	AZZ, Inc.	8,798,558
74,620	BWX Technologies, Inc.	4,740,609
32,420	Curtiss-Wright Corporation	4,378,969
130,830	Encore Wire Corporation	7,418,061
80,030	Genesee & Wyoming, Inc.[a]	5,665,324
45,982	Granite Construction, Inc.	2,568,555
109,930	ICF International, Inc.	6,425,408
118,707	KeyW Holding Corporation[a,b]	933,037
208,760	Kirby Corporation[a]	16,064,082
62,460	Lindsay Corporation[b]	5,711,342
584,749	MRC Global, Inc.[a]	9,613,274
376,890	Nexeo Solutions, Inc.[a]	4,032,723
85,220	Oshkosh Corporation	6,584,949
129,896	Raven Industries, Inc.	4,552,855
134,180	Terex Corporation	5,019,674
56,310	TransUnion[a]	3,197,282
224,040	Univar, Inc.[a]	6,217,110
34,897	Valmont Industries, Inc.	5,105,431
89,556	Waste Connections, Inc.	6,424,747

	Total	117,147,791

Information Technology (16.3%)
24,821	Arista Networks, Inc.[a]	6,336,801
101,790	Belden, Inc.	7,017,403
67,450	Blackline, Inc.[a]	2,644,714
52,480	Booz Allen Hamilton Holding Corporation	2,032,026
222,900	Ciena Corporation[a]	5,773,110
174,280	Dolby Laboratories, Inc.	11,077,237
52,230	Envestnet, Inc.[a]	2,992,779
51,630	Guidewire Software, Inc.[a]	4,173,253
121,930	M/A-COM Technology Solutions Holdings, Inc.[a,b]	2,024,038
90,750	Microsemi Corporationa	5,873,340
178,690	National Instruments Corporation	9,036,353
146,235	Pegasystems, Inc.	8,869,153
146,080	Plexus Corporation[a]	8,725,358
23,458	Q2 Holdings, Inc.[a]	1,068,512
33,093	Rogers Corporation[a]	3,955,937
151,164	SailPoint Technologies Holdings, Inc.[a]	3,127,583
198,985	Virtusa Corporation[a]	9,642,813

	Total	94,370,410

Materials (3.1%)
62,810	Balchem Corporation	5,134,718
37,090	Neenah, Inc.	2,907,856
42,244	Scotts Miracle-Gro Company	3,622,423
87,295	Sensient Technologies Corporation	6,161,281

	Total	17,826,278

Real Estate (1.9%)
221,435	Cousins Properties, Inc.	1,922,056
55,290	CyrusOne, Inc.	2,831,401

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
303

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (96.9%)	Value
Real Estate (1.9%) - continued
118,310	Physicians Realty Trust	$1,842,086
133,131	Terreno Realty Corporation	4,594,351

	Total	11,189,894

Utilities (2.2%)
89,990	MDU Resources Group, Inc.	2,534,118
68,080	New Jersey Resources Corporation	2,730,008
115,030	PNM Resources, Inc.	4,399,898
44,370	Southwest Gas Holdings, Inc.	3,000,743

	Total	12,664,767

	Total Common Stock (cost $435,538,802)	559,881,881

Shares	Registered Investment Companies (1.5%)	Value
Equity Funds/Exchange Traded Funds (1.5%)
31,980	SPDR S&P Biotech ETF[b]	2,805,605
84,040	SPDR S&P Metals & Mining ETF[b]	2,860,722
113,810	VanEck Vectors Oil Services ETF	2,716,645

	Total	8,382,972

	Total Registered Investment Companies (cost $7,168,188)	8,382,972

Shares	Collateral Held for Securities Loaned (3.9%)	Value
22,774,703	Thrivent Cash Management Trust	22,774,703

	Total Collateral Held for Securities Loaned (cost $22,774,703)	22,774,703

Shares or Principal Amount	Short-Term Investments (1.7%)	Value
	Thrivent Core Short-Term Reserve Fund
974,448	1.940%	9,744,476

	Total Short-Term Investments (cost $9,744,476)	9,744,476

	Total Investments (cost $475,226,169) 104.0%	$600,784,032

	Other Assets and Liabilities, Net (4.0%)	(22,939,769)

	Total Net Assets 100.0%	$577,844,263

a	Non-income producing security.
b	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of March 29, 2018:

Securities Lending Transactions
Common Stock	$22,699,101
Total lending	$22,699,101
Gross amount payable upon return of collateral for securities loaned	$22,774,703
Net amounts due to counterparty	$75,602

    Definitions:

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
304

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	59,456,046	59,456,046	–	–
Consumer Staples	23,225,612	23,225,612	–	–
Energy	25,283,761	25,283,761	–	–
Financials	147,364,700	147,364,700	–	–
Health Care	51,352,622	51,352,622	–	–
Industrials	117,147,791	117,147,791	–	–
Information Technology	94,370,410	94,370,410	–	–
Materials	17,826,278	17,826,278	–	–
Real Estate	11,189,894	11,189,894	–	–
Utilities	12,664,767	12,664,767	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	8,382,972	8,382,972	–	–

Subtotal Investments in Securities	$568,264,853	$568,264,853	$–	$–

Other Investments *	Total
Short-Term Investments	9,744,476
Collateral Held for Securities Loaned	22,774,703

Subtotal Other Investments	$32,519,179

Total Investments at Value	$600,784,032

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$19,132	$37,385	$46,773	974	$9,744	1.7%

Total Affiliated Short-Term Investments	19,132				9,744	1.7

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	22,739	32,293	32,257	22,775	22,775	3.9

Total Collateral Held for Securities Loaned	22,739				22,775	3.9

Total Value	$41,871				$32,519

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	$–	$–	–	$44

Total Income from Affiliated Investments				$44

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	28

Total Affiliated Income from Securities Loaned, Net				$28

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
305

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2018

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund’s Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.

Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation – The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

306

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2018

(unaudited)

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Portfolios, with the exception of the Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

307

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2018

(unaudited)

Options – All Portfolios, with the exception of the Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All Portfolios, with the exception of the Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the three months ended March 29, 2018, Aggressive Allocation Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Government Bond Portfolio, Growth and Income Plus Portfolio, Income Portfolio, Limited Maturity Bond Portfolio, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderately Conservative Allocation Portfolio, Multidimensional Income Portfolio, Opportunity Income Plus Portfolio, and Partner Worldwide Allocation Portfolio used treasury futures to manage the duration and yield curve exposure of the Portfolio versus the benchmark.

During the three months ended March 29, 2018, Aggressive Allocation Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Growth and Income Plus Portfolio, Large Cap Growth Portfolio, Large Cap Index Portfolio, Large Cap Stock, Low Volatility Equity Portfolio, Mid Cap Index Portfolio, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderately Conservative Allocation Portfolio, Opportunity Income Plus Portfolio, Partner Worldwide Allocation Portfolio, and Small Cap Index Portfolio used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, with the exception of the Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.

During the three months ended March 29, 2018, Partner Healthcare Portfolio used foreign currency forward contracts in order to hedge unwanted currency exposure.

308

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2018

(unaudited)

During the three months ended March 29, 2018, Partner Worldwide Allocation Portfolio used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements – All Portfolios, with the exception of the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Portfolio’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio’s most recent annual or semiannual shareholder report.

309

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 18, 2018	THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 18, 2018	By:	/s/ David S. Royal
David S. Royal
President

Date: May 18, 2018	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer